UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/18

Date of reporting period: 08/31/17

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2017 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2017

Asset Allocation Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Emerging Country Debt Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	92.8%
Short-Term Investments	6.9
Purchased Options	0.0 ^
Reverse Repurchase Agreements	0.0 ^
Swap Contracts	(0.1)
Forward Currency Contracts	(0.2)
Other	0.6

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 92.8%

	United States — 92.8%
	U.S. Government — 91.6%
140,365,239	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (a)	141,553,183
98,247,400	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	100,507,406
10,869,844	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/26 (a)	10,677,443
128,187,588	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	128,035,072
88,509,327	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (a)	88,675,976
100,833,533	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	114,212,732
149,779,462	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	183,181,805
12,367,083	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	17,040,285
34,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	33,933,594
20,000,000	U.S. Treasury Note, 2.63%, due 04/30/18	20,185,156
12,500,000	U.S. Treasury Note, 1.00%, due 05/31/18	12,479,004
12,500,000	U.S. Treasury Note, 1.38%, due 07/31/18	12,512,695
20,000,000	U.S. Treasury Note, 1.38%, due 09/30/18 (b)	20,022,656
35,000,000	U.S. Treasury Note, 1.09%, due 04/30/19	35,013,081
40,000,000	U.S. Treasury Note, 1.25%, due 04/30/19	39,960,938
32,500,000	U.S. Treasury Note, 1.25%, due 05/31/19	32,463,184
50,000,000	U.S. Treasury Note, 1.25%, due 06/30/19	49,937,500
36,000,000	U.S. Treasury Note, 1.38%, due 07/31/19	36,033,750
90,000,000	U.S. Treasury Note, 1.25%, due 08/31/19	89,855,860

	Total U.S. Government	1,166,281,320

Par Value† / Shares	Description	Value ($)
	U.S. Government Agency — 1.2%
15,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR + 0.24%, 0.99%, due 03/06/19	14,980,678

	TOTAL DEBT OBLIGATIONS (COST $1,167,827,690)	1,181,261,998

	SHORT-TERM INVESTMENTS — 6.9%

	Money Market Funds — 0.2%
3,278,119	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (c)	3,278,119

	Repurchase Agreements — 6.7%
84,999,766	Nomura Securities International Inc. Repurchase Agreement, dated 08/31/17, maturing on 09/01/17 with a maturity value of $85,002,364 and an effective yield of 1.10%, collateralized by a U.S. Treasury Note with maturity date 11/15/24 and a market value of $86,870,091.	84,999,766

	TOTAL SHORT-TERM INVESTMENTS (COST $88,277,885)	88,277,885

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)

Currency Options – Puts — 0.0%
USD Call/CHF Put	JPM	1.01	10/6/2017	USD	16,460,000	USD	16,460,000	7,259

TOTAL PURCHASED OPTIONS (COST $269,697)	7,259

TOTAL INVESTMENTS — 99.7% (Cost $1,256,375,272)	1,269,547,142
Other Assets and Liabilities (net) — 0.3%	3,648,349

TOTAL NET ASSETS — 100.0%	$1,273,195,491

2	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	BOA	CHF	36,525,724	USD	38,035,347	$(68,247)
10/20/2017	JPM	EUR	9,293,315	USD	10,813,896	(275,940)
11/07/2017	GS	EUR	238,995,000	USD	262,404,560	(23,056,648)
12/22/2017	JPM	EUR	62,184,000	USD	68,688,446	(5,769,119)
09/15/2017	DB	JPY	1,220,282,937	USD	11,143,495	38,664
09/11/2017	BOA	USD	3,478,605	CHF	3,340,539	6,242
09/11/2017	JPM	USD	7,800,000	CHF	7,495,292	19,080
09/15/2017	JPM	USD	2,400,000	JPY	261,578,808	(19,578)
10/20/2017	GS	USD	2,507,999	EUR	2,120,000	21,825
11/07/2017	GS	USD	263,778,782	EUR	238,995,000	21,682,427
12/22/2017	JPM	USD	69,205,942	EUR	62,184,000	5,251,624

						$(2,169,670)

Reverse Repurchase Agreements

Average balance outstanding	$(47,136,414)
Average interest rate	(0.68)%
Maximum balance outstanding	$(69,777,089)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Swap Contracts

Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
1.67%	6 Month GBP LIBOR	N/A	GBP	27,163,000	06/16/2027	Semi-Annually	$—	$(324,876)	$(324,876)
2.73%	6 Month AUD BBSW	N/A	AUD	13,772,000	09/15/2027	Semi-Annually	498	121,960	121,462
2.77%	6 Month AUD BBSW	N/A	AUD	11,395,000	09/15/2027	Semi-Annually	—	71,468	71,468
6 Month AUD BBSW	2.81%	N/A	AUD	5,818,000	09/15/2027	Semi-Annually	—	(17,545)	(17,545)
2.90%	6 Month AUD BBSW	N/A	AUD	16,724,000	09/15/2027	Semi-Annually	—	(50,787)	(50,787)
6 Month AUD BBSW	2.78%	N/A	AUD	7,345,000	09/15/2027	Semi-Annually	—	(40,608)	(40,608)
2.93%	6 Month AUD BBSW	N/A	AUD	7,355,000	09/15/2027	Semi-Annually	—	(41,078)	(41,078)
6 Month AUD BBSW	2.83%	N/A	AUD	5,908,000	09/15/2027	Semi-Annually	—	(9,661)	(9,661)
3 Month CAD LIBOR	2.21%	N/A	CAD	4,797,000	09/15/2027	Semi-Annually	(2,736)	17,292	20,028
3 Month CAD LIBOR	2.21%	N/A	CAD	16,034,000	09/15/2027	Semi-Annually	—	51,896	51,896
3 Month CAD LIBOR	2.19%	N/A	CAD	6,627,000	09/15/2027	Semi-Annually	—	11,687	11,687
2.13%	3 Month CAD LIBOR	N/A	CAD	7,625,000	09/15/2027	Semi-Annually	—	17,440	17,440
3 Month CAD LIBOR	2.34%	N/A	CAD	10,627,000	09/15/2027	Semi-Annually	—	138,101	138,101
2.18%	3 Month CAD LIBOR	N/A	CAD	6,739,000	09/15/2027	Semi-Annually	—	(11,389)	(11,389)
2.18%	3 Month CAD LIBOR	N/A	CAD	9,576,000	09/15/2027	Semi-Annually	—	(15,125)	(15,125)
0.20%	6 Month CHF LIBOR	N/A	CHF	2,426,000	09/15/2027	Semi-Annually	(1,944)	(987)	957
6 Month EURIBOR	0.82%	N/A	EUR	9,926,000	09/15/2027	Annually	—	19,342	19,342
6 Month EURIBOR	0.84%	N/A	EUR	2,724,000	09/15/2027	Annually	—	10,742	10,742
0.76%	6 Month EURIBOR	N/A	EUR	7,128,000	09/15/2027	Semi-Annually	—	37,972	37,972
6 Month EURIBOR	0.82%	N/A	EUR	50,136,000	09/15/2027	Annually	2,357	131,231	128,874

See accompanying notes to the financial statements.	3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Interest Rate Swaps — (Continued)

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
0.95%	6 Month EURIBOR	N/A	EUR	6,028,000	09/15/2027	Semi-Annually	$—	$(105,829)	$(105,829)
0.84%	6 Month EURIBOR	N/A	EUR	8,734,000	09/15/2027	Semi-Annually	—	(41,618)	(41,618)
6 Month GBP LIBOR	1.15%	N/A	GBP	26,916,000	09/15/2027	Semi-Annually	—	57,971	57,971
1.37%	6 Month GBP LIBOR	N/A	GBP	5,286,000	09/15/2027	Semi-Annually	—	(154,970)	(154,970)
1.42%	6 Month GBP LIBOR	N/A	GBP	6,463,000	09/15/2027	Semi-Annually	—	(228,131)	(228,131)
1.32%	6 Month GBP LIBOR	N/A	GBP	12,022,000	09/15/2027	Semi-Annually	—	(278,540)	(278,540)
1.30%	6 Month GBP LIBOR	N/A	GBP	4,676,000	09/15/2027	Semi-Annually	—	(93,680)	(93,680)
1.35%	6 Month GBP LIBOR	N/A	GBP	3,889,000	09/15/2027	Semi-Annually	—	(104,807)	(104,807)
1.29%	6 Month GBP LIBOR	N/A	GBP	4,848,000	09/15/2027	Semi-Annually	—	(93,803)	(93,803)
1.18%	6 Month GBP LIBOR	N/A	GBP	71,914,000	09/15/2027	Semi-Annually	—	(387,863)	(387,863)
3 Month NZD Bank Bill Rate	3.22%	N/A	NZD	117,099,000	09/15/2027	Semi-Annually	5,636	411,341	405,705
3 Month NZD Bank Bill Rate	3.31%	N/A	NZD	12,867,000	09/15/2027	Semi-Annually	—	118,927	118,927
3 Month NZD Bank Bill Rate	3.18%	N/A	NZD	6,851,000	09/15/2027	Semi-Annually	—	4,968	4,968
3 Month NZD Bank Bill Rate	3.18%	N/A	NZD	6,568,000	09/15/2027	Semi-Annually	—	6,797	6,797
3.16%	3 Month NZD Bank Bill Rate	N/A	NZD	30,248,000	09/15/2027	Quarterly	—	15,540	15,540
1.18%	3 Month SEK STIBOR	N/A	SEK	94,561,000	09/15/2027	Quarterly	—	(21,874)	(21,874)
1.19%	3 Month SEK STIBOR	N/A	SEK	64,578,000	09/15/2027	Quarterly	—	(25,051)	(25,051)
3 Month SEK STIBOR	1.07%	N/A	SEK	273,841,000	09/15/2027	Annually	—	(300,907)	(300,907)
3 Month SEK STIBOR	1.07%	N/A	SEK	182,009,000	09/15/2027	Annually	—	(204,400)	(204,400)
3 Month USD LIBOR	2.21%	N/A	USD	14,216,000	09/15/2027	Semi-Annually	—	169,245	169,245
2.39%	3 Month USD LIBOR	N/A	USD	4,619,000	09/15/2027	Quarterly	—	(133,683)	(133,683)
2.30%	3 Month USD LIBOR	N/A	USD	5,244,000	09/15/2027	Quarterly	—	(106,981)	(106,981)
2.24%	3 Month USD LIBOR	N/A	USD	5,200,000	09/15/2027	Quarterly	—	(78,862)	(78,862)
2.15%	3 Month USD LIBOR	N/A	USD	8,972,000	09/15/2027	Quarterly	—	(62,729)	(62,729)
2.27%	3 Month USD LIBOR	N/A	USD	6,247,000	09/15/2027	Quarterly	—	(112,526)	(112,526)

							$3,811	$(1,634,390)	$(1,638,201)

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

4	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	85.5%
Short-Term Investments	14.5
Mutual Funds	15.5
Swap Contracts	0.3
Loan Participations	0.2
Rights/Warrants	0.1
Futures Contracts	0.0 ^
Purchased Options	0.0 ^
Loan Assignments	0.0 ^
Written Options/Credit Linked Options	(0.0)^
Forward Currency Contracts	(0.0)^
Reverse Repurchase Agreements	(0.1)
Securities Sold Short	(2.9)
Other	(13.1)

100.0%

Country/Region Summary‡	% of Investments
United States	91.9%
New Zealand	9.3
Euro Region	5.5 §
Other Emerging	5.0 ¥
Sweden	4.2
Canada	1.3
Japan	0.1
Australia	(2.8)
United Kingdom	(14.5)

100.0%

†	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

‡	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

¥	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represents between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.00%.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 61.4%

	United States — 61.4%
	U.S. Government — 46.1%
3,664,000	U.S. Treasury Bond, 6.25%, due 05/15/30	5,297,629
24,596,000	U.S. Treasury Bond, 3.75%, due 11/15/43	29,546,906
37,337,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	42,208,312
84,476,000	U.S. Treasury Note, 1.50%, due 02/28/19	84,710,289
56,902,000	U.S. Treasury Note, 1.63%, due 06/30/19	57,206,514
72,266,000	U.S. Treasury Note, 2.00%, due 02/28/21	73,423,385
56,920,000	U.S. Treasury Note, 1.75%, due 11/30/21	57,173,471
41,209,000	U.S. Treasury Note, 2.00%, due 02/15/23	41,662,943
24,728,000	U.S. Treasury Note, 2.50%, due 05/15/24	25,624,390
32,059,000	U.S. Treasury Note, 2.00%, due 08/15/25	31,985,114
11,467,000	U.S. Treasury Note, 2.25%, due 02/15/27	11,596,004

		460,434,957

	U.S. Government Agency — 15.3%
19,590,000	Federal Home Loan Mortgage Corp., TBA, 3.50%, due 09/13/47	20,300,137
39,990,000	Federal National Mortgage Association, TBA, 2.50%, due 09/18/32	40,546,109
19,760,000	Federal National Mortgage Association, TBA, 3.00%, due 09/13/47	19,982,300
35,820,000	Federal National Mortgage Association, TBA, 4.00%, due 09/13/47	37,841,871
32,480,000	Government National Mortgage Association, TBA, 3.50%, due 09/21/47	33,869,280

		152,539,697

	TOTAL DEBT OBLIGATIONS (COST $605,817,057)	612,974,654

	MUTUAL FUNDS — 50.5%

	United States — 35.1%
	Affiliated Issuers — 35.1%
1,715,822	GMO Emerging Country Debt Fund, Class IV	51,834,992
7,780,932	GMO Opportunistic Income Fund, Class VI	206,116,885
3,684,373	GMO U.S. Treasury Fund	92,072,492

		350,024,369

	Exchange-Traded Fund — 15.4%
1,267,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	154,189,319

	TOTAL MUTUAL FUNDS (COST $494,677,028)	504,213,688

	Par Value†	Description	Value ($)
		SHORT-TERM INVESTMENTS — 3.4%

		Foreign Government Obligation — 3.0%
JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/20/17	30,025,663

		Money Market Funds — 0.4%
	3,942,809	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.93% (b)	3,942,809

		TOTAL SHORT-TERM INVESTMENTS (COST $34,090,417)	33,968,472

		TOTAL INVESTMENTS — 115.3% (Cost $1,134,584,502)	1,151,156,814
		Other Assets and Liabilities (net) — (15.3%)	(152,879,380)

		TOTAL NET ASSETS — 100.0%	$998,277,434

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	BOA	CHF	13,005,010	USD	13,542,512	$(24,299)
09/11/2017	GS	CHF	8,467,391	USD	8,890,000	56,827
10/20/2017	JPM	EUR	5,860,023	USD	6,804,105	(188,739)
11/07/2017	GS	EUR	4,716,000	USD	5,177,932	(454,968)
09/15/2017	DB	JPY	767,940,241	USD	7,012,749	24,332
11/20/2017	GS	JPY	3,300,000,000	USD	30,061,352	(61,508)
11/07/2017	GS	USD	5,205,049	EUR	4,716,000	427,851

						$(220,504)

6	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
169	U.S. Long Bond (CBT)	December 2017	$26,379,844	$134,955
31	U.S. Treasury Note 2 Yr. (CBT)	December 2017	6,705,688	2,875
58	U.S. Treasury Note 5 Yr. (CBT)	December 2017	6,873,000	11,641
446	U.S. Treasury Note 10 Yr. (CBT)	December 2017	56,635,031	163,887
129	U.S. Treasury Ultra 10 Yr. (CBT)	December 2017	17,612,531	72,657

			$114,206,094	$386,015

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
2.90%	6 Month AUD BBSW	N/A	AUD	7,263,000	09/15/2027	Semi-Annually	$—	$(22,056)	$(22,056)
2.93%	6 Month AUD BBSW	N/A	AUD	2,668,000	09/15/2027	Semi-Annually	—	(14,901)	(14,901)
2.94%	6 Month AUD BBSW	N/A	AUD	32,916,000	09/15/2027	Semi-Annually	—	(207,140)	(207,140)
6 Month AUD BBSW	2.83%	N/A	AUD	7,851,000	09/15/2027	Semi-Annually	—	(12,838)	(12,838)
6 Month AUD BBSW	2.78%	N/A	AUD	8,465,000	09/15/2027	Semi-Annually	—	(46,800)	(46,800)
2.77%	6 Month AUD BBSW	N/A	AUD	4,256,000	09/15/2027	Semi-Annually	—	26,693	26,693
2.73%	6 Month AUD BBSW	N/A	AUD	4,256,000	09/15/2027	Semi-Annually	—	37,690	37,690
2.18%	3 Month CAD LIBOR	N/A	CAD	10,535,000	09/15/2027	Semi-Annually	—	(16,640)	(16,640)
3 Month CAD LIBOR	2.21%	N/A	CAD	5,323,000	09/15/2027	Semi-Annually	(3,036)	19,189	22,225
3 Month CAD LIBOR	2.34%	N/A	CAD	9,078,000	09/15/2027	Semi-Annually	—	117,971	117,971
3 Month CAD LIBOR	2.21%	N/A	CAD	14,516,000	09/15/2027	Semi-Annually	—	46,983	46,983
3 Month CAD LIBOR	2.19%	N/A	CAD	6,355,000	09/15/2027	Semi-Annually	—	11,208	11,208
2.13%	3 Month CAD LIBOR	N/A	CAD	8,244,000	09/15/2027	Semi-Annually	—	18,855	18,855
0.94%	6 Month EURIBOR	N/A	EUR	7,079,000	09/15/2027	Semi-Annually	—	(110,989)	(110,989)
0.95%	6 Month EURIBOR	N/A	EUR	2,391,000	09/15/2027	Semi-Annually	—	(41,977)	(41,977)
6 Month EURIBOR	0.82%	N/A	EUR	19,309,000	09/15/2027	Annually	—	50,541	50,541
6 Month EURIBOR	0.82%	N/A	EUR	3,703,000	09/15/2027	Annually	—	7,216	7,216
0.76%	6 Month EURIBOR	N/A	EUR	2,968,000	09/15/2027	Semi-Annually	—	15,811	15,811
6 Month EURIBOR	0.95%	N/A	EUR	34,271,000	09/15/2027	Annually	—	597,646	597,646
6 Month EURIBOR	0.84%	N/A	EUR	2,589,000	09/15/2027	Annually	—	10,210	10,210
1.67%	6 Month GBP LIBOR	N/A	GBP	9,658,000	06/16/2027	Semi-Annually	—	(115,512)	(115,512)
1.37%	6 Month GBP LIBOR	N/A	GBP	1,387,000	09/15/2027	Semi-Annually	—	(40,663)	(40,663)
1.42%	6 Month GBP LIBOR	N/A	GBP	2,261,000	09/15/2027	Semi-Annually	—	(79,809)	(79,809)
1.35%	6 Month GBP LIBOR	N/A	GBP	1,432,000	09/15/2027	Semi-Annually	—	(38,592)	(38,592)
1.27%	6 Month GBP LIBOR	N/A	GBP	61,962,000	09/15/2027	Semi-Annually	—	(1,025,182)	(1,025,182)
1.32%	6 Month GBP LIBOR	N/A	GBP	7,755,000	09/15/2027	Semi-Annually	—	(179,677)	(179,677)
1.30%	6 Month GBP LIBOR	N/A	GBP	3,016,000	09/15/2027	Semi-Annually	—	(60,423)	(60,423)
1.29%	6 Month GBP LIBOR	N/A	GBP	3,770,000	09/15/2027	Semi-Annually	—	(72,945)	(72,945)
1.18%	6 Month GBP LIBOR	N/A	GBP	27,979,000	09/15/2027	Semi-Annually	—	(150,903)	(150,903)
3 Month NZD Bank Bill Rate	3.22%	N/A	NZD	41,412,000	09/15/2027	Semi-Annually	—	145,470	145,470
3 Month NZD Bank Bill Rate	3.34%	N/A	NZD	67,354,000	09/15/2027	Semi-Annually	—	738,468	738,468
3 Month NZD Bank Bill Rate	3.31%	N/A	NZD	11,975,000	09/15/2027	Semi-Annually	—	110,683	110,683
3 Month NZD Bank Bill Rate	3.18%	N/A	NZD	4,679,000	09/15/2027	Semi-Annually	—	3,393	3,393
3 Month NZD Bank Bill Rate	3.18%	N/A	NZD	6,575,000	09/15/2027	Semi-Annually	—	6,804	6,804
3 Month SEK STIBOR	1.07%	N/A	SEK	104,904,000	09/15/2027	Annually	—	(115,273)	(115,273)
3 Month SEK STIBOR	1.07%	N/A	SEK	67,550,000	09/15/2027	Annually	—	(75,860)	(75,860)
1.19%	3 Month SEK STIBOR	N/A	SEK	88,146,000	09/15/2027	Quarterly	—	(34,193)	(34,193)

See accompanying notes to the financial statements.	7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Interest Rate Swaps — (continued)

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
3 Month SEK STIBOR	1.26%	N/A	SEK	257,462,000	09/15/2027	Annually	$—	$317,963	$317,963
2.39%	3 Month USD LIBOR	N/A	USD	1,724,000	09/15/2027	Quarterly	—	(49,896)	(49,896)
2.30%	3 Month USD LIBOR	N/A	USD	1,975,000	09/15/2027	Quarterly	—	(40,291)	(40,291)
2.25%	3 Month USD LIBOR	N/A	USD	11,327,000	09/15/2027	Quarterly	—	(176,463)	(176,463)
2.27%	3 Month USD LIBOR	N/A	USD	4,849,000	09/15/2027	Quarterly	—	(87,344)	(87,344)
2.15%	3 Month USD LIBOR	N/A	USD	12,251,000	09/15/2027	Quarterly	—	(85,655)	(85,655)
3 Month USD LIBOR	2.21%	N/A	USD	13,352,000	09/15/2027	Semi-Annually	—	158,959	158,959

							$(3,036)	$(460,269)	$(457,233)

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any. (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

8	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	64.0%
Short-Term Investments	36.7
Futures Contracts	0.1
Loan Participations	0.1
Rights/Warrants	0.1
Loan Assignments	0.0	^
Purchased Options	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Swap Contracts	(0.5)
Securities Sold Short	(0.5)
Forward Currency Contracts	(1.1)
Other	1.1

	100.0%

Country/Region Summary‡	% of Investments
France	17.3%
Italy	14.2
New Zealand	14.1
Germany	11.2
Spain	8.6
Euro Region	7.7	§
Sweden	5.5
Belgium	5.4
United Kingdom	5.0
Canada	4.3
Netherlands	4.2
Other Emerging	4.2	¥
Australia	0.3
Switzerland	0.0	^
Other Developed	(2.0	)☐

	100.0%

†	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

‡	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100% therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

¥	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represents between (1.0)% and 1.0% of Investments.
☐	“Other Developed” is comprised of developed countries that each represents between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.00%.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 52.7%

		Belgium — 6.3%
		Foreign Government Obligations
EUR	1,130,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	1,602,548
EUR	590,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	1,130,598

		Total Belgium	2,733,146

		France — 3.8%
		Foreign Government Obligations
EUR	850,000	France Government Bond OAT, Reg S, 4.50%, due 04/25/41	1,621,765

		Italy — 15.4%
		Foreign Government Obligations
EUR	4,000,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	5,347,495
EUR	910,000	Buoni Poliennali Del Tesoro, Reg S, 4.00%, due 02/01/37	1,274,796

		Total Italy	6,622,291

		Netherlands — 4.6%
		Foreign Government Obligations
EUR	1,050,000	Netherlands Government Bond, 5.50%, due 01/15/28	1,888,614
EUR	70,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	90,692

		Total Netherlands	1,979,306

		Spain — 13.2%
		Foreign Government Obligations
EUR	3,040,000	Government of Spain, Reg S, 5.50%, due 04/30/21	4,349,344
EUR	860,000	Government of Spain, Reg S, 4.20%, due 01/31/37	1,318,630

		Total Spain	5,667,974

		United Kingdom — 9.4%
		Foreign Government Obligations
GBP	2,250,000	United Kingdom Gilt, Reg S, 3.50%, due 01/22/45	4,022,642

		TOTAL DEBT OBLIGATIONS (COST $22,288,990)	22,647,124

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 42.9%

	United States 42.9%
	Affiliated Issuers
72,350	GMO Emerging Country Debt Fund, Class IV	2,185,684
111,902	GMO Opportunistic Income Fund, Class VI	2,964,286
530,166	GMO U.S. Treasury Fund	13,248,856

	TOTAL MUTUAL FUNDS (COST $17,405,017)	18,398,826

	SHORT-TERM INVESTMENTS — 4.6%

	Money Market Funds — 0.5%
209,178	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.93% (a)	209,178

	U.S. Government — 4.1%
750,000	U.S. Treasury Bill, 0.97%, due 11/24/17 (b) (c)	748,318
500,000	U.S. Treasury Bill, 0.98%, due 12/07/17 (b) (c)	498,685
500,000	U.S. Treasury Bill, 1.10%, due 10/19/17 (b)	499,262

	Total U.S. Government	1,746,265

	TOTAL SHORT-TERM INVESTMENTS (COST $1,955,230)	1,955,443

	TOTAL INVESTMENTS — 100.2% (Cost $41,649,237)	43,001,393
	Other Assets and Liabilities (net) — (0.2%)	(67,316)

	TOTAL NET ASSETS — 100.0%	$42,934,077

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	BOA	CHF	1,313,477	USD	1,367,764	$ (2,454)
10/20/2017	JPM	EUR	20,353,748	USD	23,684,049	(604,350)
11/07/2017	GS	EUR	1,404,000	USD	1,541,522	(135,449)
10/20/2017	DB	GBP	6,303,000	USD	8,237,548	74,690
09/15/2017	DB	JPY	39,435,500	USD	360,121	1,250
09/11/2017	MSCI	USD	412,447	CHF	396,093	757
10/20/2017	DB	USD	4,129,367	GBP	3,212,000	30,415
10/20/2017	JPM	USD	5,053,124	EUR	4,267,000	38,743
11/07/2017	GS	USD	1,549,595	EUR	1,404,000	127,376

						$(469,022)

10	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
11	Australian Government Bond 10 Yr.	September 2017	$1,124,976	$(23,561)
11	Australian Government Bond 3 Yr.	September 2017	974,989	(6,946)
11	Canadian Government Bond 10 Yr.	December 2017	1,217,818	2,445
9	Euro BOBL	September 2017	1,426,469	5,253
6	Euro Bund	September 2017	1,179,118	2,351
7	Euro BUXL Bond 30 Yr.	September 2017	1,402,803	3,660
29	Euro OATs	September 2017	5,204,698	40,017
13	Euro-BTP	September 2017	2,125,455	32,486
9	UK Gilt Long Bond	December 2017	1,481,505	2,965

			$16,137,831	$58,670

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	(0.22)%	N/A	EUR	10,113,000	03/21/2018	Annually	$—	$6,926	$6,926
1.92%	3 Month USD LIBOR	N/A	USD	665,000	12/16/2020	Quarterly	—	(5,915)	(5,915)
2.43%	3 Month USD LIBOR	N/A	USD	816,000	12/17/2025	Quarterly	—	(27,355)	(27,355)
1.67%	6 Month GBP LIBOR	N/A	GBP	929,000	06/16/2027	Semi-Annually	—	(11,111)	(11,111)
2.77%	6 Month AUD BBSW	N/A	AUD	392,000	09/15/2027	Semi-Annually	—	2,459	2,459
2.73%	6 Month AUD BBSW	N/A	AUD	392,000	09/15/2027	Semi-Annually	—	3,471	3,471
2.90%	6 Month AUD BBSW	N/A	AUD	574,000	09/15/2027	Semi-Annually	—	(1,743)	(1,743)
2.93%	6 Month AUD BBSW	N/A	AUD	216,000	09/15/2027	Semi-Annually	—	(1,206)	(1,206)
2.94%	6 Month AUD BBSW	N/A	AUD	867,000	09/15/2027	Semi-Annually	—	(5,456)	(5,456)
6 Month AUD BBSW	2.81%	N/A	AUD	282,000	09/15/2027	Semi-Annually	—	(850)	(850)
6 Month AUD BBSW	2.83%	N/A	AUD	297,000	09/15/2027	Semi-Annually	—	(486)	(486)
6 Month AUD BBSW	2.78%	N/A	AUD	363,000	09/15/2027	Semi-Annually	—	(2,007)	(2,007)
3 Month CAD LIBOR	2.21%	N/A	CAD	253,000	09/15/2027	Semi-Annually	(144)	912	1,056
3 Month CAD LIBOR	2.34%	N/A	CAD	431,000	09/15/2027	Semi-Annually	—	5,601	5,601
3 Month CAD LIBOR	2.21%	N/A	CAD	709,000	09/15/2027	Semi-Annually	—	2,295	2,295
3 Month CAD LIBOR	2.19%	N/A	CAD	308,000	09/15/2027	Semi-Annually	—	543	543
2.13%	3 Month CAD LIBOR	N/A	CAD	370,000	09/15/2027	Semi-Annually	—	846	846
2.18%	3 Month CAD LIBOR	N/A	CAD	161,000	09/15/2027	Semi-Annually	—	(272)	(272)
2.18%	3 Month CAD LIBOR	N/A	CAD	466,000	09/15/2027	Semi-Annually	—	(736)	(736)
6 Month EURIBOR	0.82%	N/A	EUR	1,786,000	09/15/2027	Annually	—	4,675	4,675
6 Month EURIBOR	0.82%	N/A	EUR	326,000	09/15/2027	Annually	—	635	635
0.76%	6 Month EURIBOR	N/A	EUR	354,000	09/15/2027	Semi-Annually	—	1,886	1,886
6 Month EURIBOR	0.95%	N/A	EUR	948,000	09/15/2027	Annually	—	16,532	16,532

See accompanying notes to the financial statements.	11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Interest Rate Swaps — (continued)

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
6 Month EURIBOR	0.84%	N/A	EUR	130,000	09/15/2027	Annually	$—	$513	$513
0.95%	6 Month EURIBOR	N/A	EUR	249,000	09/15/2027	Semi-Annually	—	(4,371)	(4,371)
0.94%	6 Month EURIBOR	N/A	EUR	291,000	09/15/2027	Semi-Annually	—	(4,562)	(4,562)
0.84%	6 Month EURIBOR	N/A	EUR	266,000	09/15/2027	Semi-Annually	—	(1,267)	(1,267)
6 Month GBP LIBOR	1.15%	N/A	GBP	684,000	09/15/2027	Semi-Annually	—	1,473	1,473
1.42%	6 Month GBP LIBOR	N/A	GBP	117,000	09/15/2027	Semi-Annually	—	(4,130)	(4,130)
1.35%	6 Month GBP LIBOR	N/A	GBP	116,000	09/15/2027	Semi-Annually	—	(3,126)	(3,126)
1.27%	6 Month GBP LIBOR	N/A	GBP	1,456,000	09/15/2027	Semi-Annually	—	(24,090)	(24,090)
1.32%	6 Month GBP LIBOR	N/A	GBP	394,000	09/15/2027	Semi-Annually	—	(9,129)	(9,129)
1.30%	6 Month GBP LIBOR	N/A	GBP	153,000	09/15/2027	Semi-Annually	—	(3,065)	(3,065)
1.29%	6 Month GBP LIBOR	N/A	GBP	256,000	09/15/2027	Semi-Annually	—	(4,953)	(4,953)
1.18%	6 Month GBP LIBOR	N/A	GBP	2,536,000	09/15/2027	Semi-Annually	—	(13,678)	(13,678)
3 Month NZD Bank Bill Rate	3.22%	N/A	NZD	4,044,000	09/15/2027	Semi-Annually	—	14,206	14,206
3 Month NZD Bank Bill Rate	3.34%	N/A	NZD	1,143,000	09/15/2027	Semi-Annually	—	12,532	12,532
3 Month NZD Bank Bill Rate	3.31%	N/A	NZD	565,000	09/15/2027	Semi-Annually	—	5,222	5,222
3 Month NZD Bank Bill Rate	3.18%	N/A	NZD	298,000	09/15/2027	Semi-Annually	—	216	216
3 Month NZD Bank Bill Rate	3.18%	N/A	NZD	327,000	09/15/2027	Semi-Annually	—	338	338
3.16%	3 Month NZD Bank Bill Rate	N/A	NZD	752,000	09/15/2027	Quarterly	—	386	386
3 Month SEK STIBOR	1.26%	N/A	SEK	5,711,000	09/15/2027	Annually	—	7,053	7,053
3 Month SEK STIBOR	1.07%	N/A	SEK	9,610,000	09/15/2027	Annually	—	(10,560)	(10,560)
3 Month SEK STIBOR	1.07%	N/A	SEK	5,055,000	09/15/2027	Annually	—	(5,677)	(5,677)
1.18%	3 Month SEK STIBOR	N/A	SEK	2,439,000	09/15/2027	Quarterly	—	(564)	(564)
1.19%	3 Month SEK STIBOR	N/A	SEK	3,283,000	09/15/2027	Quarterly	—	(1,274)	(1,274)
3 Month USD LIBOR	2.21%	N/A	USD	630,000	09/15/2027	Semi-Annually	—	7,500	7,500
2.39%	3 Month USD LIBOR	N/A	USD	145,000	09/15/2027	Quarterly	—	(4,197)	(4,197)
2.30%	3 Month USD LIBOR	N/A	USD	170,000	09/15/2027	Quarterly	—	(3,468)	(3,468)
2.25%	3 Month USD LIBOR	N/A	USD	395,000	09/15/2027	Quarterly	—	(6,154)	(6,154)
2.27%	3 Month USD LIBOR	N/A	USD	233,000	09/15/2027	Quarterly	—	(4,197)	(4,197)
2.15%	3 Month USD LIBOR	N/A	USD	488,000	09/15/2027	Quarterly	—	(3,412)	(3,412)
2.72%	3 Month USD LIBOR	N/A	USD	205,000	12/19/2035	Quarterly	—	(12,379)	(12,379)

							$(144)	$(85,170)	$(85,026)

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2017.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

12	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	79.8%
Short-Term Investments	17.4
Loan Participations	1.6
Rights/Warrants	1.3
Loan Assignments	0.1
Purchased Options	0.0 ^
Futures Contracts	0.0 ^
Securities Sold Short	(0.0)^
Forward Currency Contracts	(0.0)^
Written Options/Credit Linked Options	(0.1)
Swap Contracts	(0.7)
Reverse Repurchase Agreements	(0.7)
Other	1.3

100.0%

Country/Region Summary‡	% of Investments
Mexico	14.6%
Other Emerging	12.5 •
Turkey	7.7
Argentina	6.7
Brazil	6.3
Russia	6.1
Venezuela	4.7
Indonesia	4.6
Pakistan	2.6
China	2.4
Philippines	2.3
Tunisia	2.3
Colombia	2.0
Ukraine	1.9
Dominican Republic	1.8
Kazakhstan	1.8
Costa Rica	1.8
Peru	1.8
Israel	1.8
Chile	1.8
South Africa	1.7
Uruguay	1.7
Sri Lanka	1.5
Romania	1.1
Bahrain	1.1
Congo	1.1
Hungary	1.1
Ecuador	1.0
El Salvador	0.9
Gabon	0.9
Other Developed	0.4 ☐

100.0%

†	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

‡	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

●	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

☐	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.00%.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 79.4%

		Albania — 0.9%
		Foreign Government Obligations
	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	37,929,752

		Angola — 0.1%
		Foreign Government Obligations
	3,800,000	Republic of Angola, Reg S, 9.50%, due 11/12/25	4,080,250

		Argentina — 5.2%
		Foreign Government Obligations
JPY	348,954,886	Republic of Argentina, 4.33%, due 12/31/33 (c)	2,293,354
JPY	296,142,502	Republic of Argentina, 4.33%, due 12/31/33 (c)	1,946,268
	15,487,000	Republic of Argentina, 144A, 7.13%, due 06/28/2117	15,293,412
EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	10,463,453
	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	45,599,095
	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	12,350,608
EUR	51,350,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	41,109,685
EUR	112,130,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	87,432,829

		Total Argentina	216,488,704

		Armenia — 0.4%
		Foreign Government Obligations
	14,519,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	16,170,536

		Azerbaijan — 0.7%
		Foreign Government Agency
	14,485,000	Southern Gas Corridor CJSC, 144A, 6.88%, due 03/24/26	16,259,412
	4,994,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	5,605,765
	7,987,000	State Oil Company of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	8,725,798

		Total Azerbaijan	30,590,975

		Bahrain — 0.7%
		Foreign Government Obligations
	31,773,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	27,721,943

Par Value†		Description	Value ($)
		Belarus — 0.2%
		Foreign Government Obligations
	7,044,000	Republic of Belarus, 144A, 7.63%, due 06/29/27	7,755,444

		Belize — 0.5%
		Foreign Government Obligations
	33,578,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	20,776,045

		Bosnia & Herzegovina — 0.0%
		Foreign Government Obligations
DEM	1,347,080	Bosnia & Herzegovina, Series A, Variable Rate, 0.50%, due 12/22/2117	807,791

		Brazil — 3.0%
		Foreign Government Agency — 2.2%
GBP	12,895,000	Petrobras Global Finance BV, 6.63%, due 01/16/34	16,966,338
	79,239,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	74,068,655

			91,034,993

		Foreign Government Obligations — 0.8%
	4,435,000	Republic of Brazil, 8.25%, due 01/20/34	5,732,237
	21,897,000	Republic of Brazil, 7.13%, due 01/20/37	25,838,460

			31,570,697

		Total Brazil	122,605,690

		Cameroon — 0.1%
		Foreign Government Obligations
	4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	5,298,750

		Chile — 1.3%
		Corporate Debt — 0.7%
	20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (c)	28,218,208

		Foreign Government Agency — 0.6%
	7,300,000	Corp Nacional del Cobre de Chile, 144A, 4.50%, due 08/01/47	7,563,384
	17,718,000	Corp Nacional del Cobre de Chile, Reg S, 4.50%, due 09/16/25	19,178,849

			26,742,233

		Total Chile	54,960,441

		Colombia — 1.9%
		Foreign Government Agency — 1.2%
	43,011,000	Ecopetrol SA, 7.38%, due 09/18/43	48,387,375

14	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Colombia — continued
	Foreign Government Obligations — 0.7%
647,000	Colombia Government International Bond, 8.38%, due 02/15/27	790,068
19,000,000	Colombia Government International Bond, 5.63%, due 02/26/44	21,327,500
3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (b)	5,728,797

		27,846,365

	Total Colombia	76,233,740

	Congo Republic (Brazzaville) — 1.7%
	Foreign Government Obligations
85,502,280	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c) (d)	69,256,847

	Costa Rica — 1.3%
	Foreign Government Agency — 0.3%
16,068,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	14,742,390

	Foreign Government Obligations — 1.0%
37,731,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	40,277,842

	Total Costa Rica	55,020,232

	Dominican Republic — 2.0%
	Asset-Backed Securities — 0.6%
22,708,498	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	24,243,878

	Foreign Government Agency — 0.2%
7,516,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	7,897,099

	Foreign Government Obligations — 1.2%
15,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	19,059,705
28,531,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	31,954,720

		51,014,425

	Total Dominican Republic	83,155,402

	Ecuador — 0.9%
	Foreign Government Obligations
18,231,000	Ecuador Government International Bond, Reg S, 7.95%, due 06/20/24	17,843,591
7,244,000	Ecuador Government International Bond, 144A, 9.65%, due 12/13/26	7,597,145
10,741,000	Ecuador Government International Bond, 144A, 9.63%, due 06/02/27	11,237,771

	Total Ecuador	36,678,507

Par Value†		Description	Value ($)
		Egypt — 0.3%
		Foreign Government Obligations
	10,990,000	Egypt Government International Bond, Reg S, 8.50%, due 01/31/47	12,363,750

		El Salvador — 0.7%
		Foreign Government Obligations
	24,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	24,092,937
	4,098,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	4,026,285

		Total El Salvador	28,119,222

		Ethiopia — 0.1%
		Foreign Government Obligations
	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	4,273,800

		Gabon — 1.0%
		Foreign Government Obligations
	38,962,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	38,377,570
	4,744,000	Gabonese Republic, Reg S, 6.95%, due 06/16/25	4,779,580

		Total Gabon	43,157,150

		Ghana — 1.0%
		Foreign Government Agency — 0.4%
	15,789,779	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	17,092,435

		Foreign Government Obligations — 0.6%
	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	22,595,485

		Total Ghana	39,687,920

		Greece — 0.2%
		Foreign Government Obligations
EUR	9,400,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	8,046,451

		Grenada — 0.2%
		Foreign Government Obligations
	11,725,765	Grenada Government International Bond, Reg S, Step Up, 7.00%, due 05/12/30	6,333,683

		Guatemala — 0.6%
		Foreign Government Obligations
	18,775,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34 (e)	24,219,750

See accompanying notes to the financial statements.	15

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†		Description	Value ($)
		Honduras — 0.5%
		Foreign Government Obligations
	16,216,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	18,380,836
	3,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	3,919,450

		Total Honduras	22,300,286

		Hungary — 0.5%
		Foreign Government Obligations
	12,084,000	Hungary Government International Bond, 7.63%, due 03/29/41	18,654,675

		Indonesia — 2.7%
		Foreign Government Agency — 0.4%
	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	17,046,000

		Foreign Government Obligations — 2.3%
	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	55,102,616
	35,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	39,760,525

			94,863,141

		Total Indonesia	111,909,141

		Iraq — 0.3%
		Foreign Government Obligations
	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	14,231,250

		Israel — 1.2%
		Foreign Government Agency
	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	9,085,294
JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	23,695,820
	12,798,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	16,349,445

		Total Israel	49,130,559

		Ivory Coast — 0.5%
		Foreign Government Obligations
EUR	4,995,000	Ivory Coast Government International Bond, 144A, 5.13%, due 06/15/25	6,160,368
	15,727,570	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	15,613,545

		Total Ivory Coast	21,773,913

		Jamaica — 0.6%
		Foreign Government Agency — 0.1%
	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,940,000

Par Value†		Description	Value ($)
		Jamaica — continued
		Foreign Government Obligations — 0.5%
	16,875,000	Jamaica Government International Bond, 7.88%, due 07/28/45	20,671,875

		Total Jamaica	25,611,875

		Jordan — 0.3%
		Foreign Government Obligations
	10,487,000	Jordan Government International Bond, Reg S, 5.75%, due 01/31/27	10,455,539

		Kazakhstan — 1.2%
		Foreign Government Obligations
	40,599,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	50,139,765

		Kenya — 0.3%
		Foreign Government Obligations
	11,541,000	Kenya Government International Bond, Reg S, 6.88%, due 06/24/24	12,089,198

		Macedonia — 0.3%
		Foreign Government Obligations
EUR	9,039,000	Macedonia Government International Bond, Reg S, 5.63%, due 07/26/23	11,836,048

		Mexico — 9.3%
		Foreign Government Agency — 3.3%
	10,500,000	Petroleos Mexicanos, 6.38%, due 01/23/45	10,825,500
	47,387,000	Petroleos Mexicanos, 5.63%, due 01/23/46	44,614,860
	70,487,000	Petroleos Mexicanos, 6.75%, due 09/21/47	75,780,574
	5,600,000	Petroleos Mexicanos, 144A, 6.75%, due 09/21/47	6,020,560

			137,241,494

		Foreign Government Obligations — 6.0%
	164,578,000	United Mexican States, 5.75%, due 10/12/2110	177,497,373
GBP	49,396,000	United Mexican States, 5.63%, due 03/19/2114	69,303,290

			246,800,663

		Total Mexico	384,042,157

		Morocco — 0.4%
		Foreign Government Agency
	15,800,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	17,854,000

		Mozambique — 0.1%
		Foreign Government Obligations
	4,744,000	Mozambique International Bond, Reg S, 10.50%, due 01/18/23 (d) (e)	3,652,880

16	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Nigeria — 0.1%
	Foreign Government Obligations
5,400,000	Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23	5,697,000

	Pakistan — 1.1%
	Foreign Government Obligations
41,863,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	43,689,755

	Panama — 0.6%
	Foreign Government Agency — 0.2%
8,284,000	AES Panama SRL, Reg S, 6.00%, due 06/25/22	8,702,342

	Foreign Government Obligations — 0.4%
7,851,000	Panama Government International Bond, 8.13%, due 04/28/34	10,657,733
6,252,000	Panama Government International Bond, 4.30%, due 04/29/53	6,455,190

		17,112,923

	Total Panama	25,815,265

	Paraguay — 0.2%
	Foreign Government Obligations
8,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	9,100,000

	Peru — 1.6%
	Foreign Government Agency — 0.3%
14,304,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	12,220,622

	Foreign Government Obligations — 1.3%
5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (b)	4,950,000
5,695,000	Petroleos del Peru SA, 144A, 5.63%, due 06/19/47	6,061,018
3,400,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	3,618,518
32,095,000	Republic of Peru, 5.63%, due 11/18/50	40,600,175

		55,229,711

	Total Peru	67,450,333

	Philippines — 2.7%
	Foreign Government Agency — 2.4%
26,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	36,747,152
42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	63,387,705

		100,134,857

Par Value†		Description	Value ($)
		Philippines — continued
		Foreign Government Obligations — 0.3%
	9,000,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (b)	12,750,941

		Total Philippines	112,885,798

		Romania — 0.7%
		Foreign Government Obligations
EUR	21,380,000	Romanian Government International Bond, Reg S, 3.88%, due 10/29/35	27,106,205

		Russia — 4.2%
		Foreign Government Agency — 2.4%
	30,975,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	31,517,062
	37,067,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	50,411,120
	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	16,308,375

			98,236,557

		Foreign Government Obligations — 1.8%
	26,200,000	Russian Foreign Bond, 144A, 5.25%, due 06/23/47	27,300,400
	41,200,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43 (e)	47,936,200

			75,236,600

		Total Russia	173,473,157

		Rwanda — 0.1%
		Foreign Government Obligations
	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,747,633

		Serbia — 0.1%
		Foreign Government Obligations
	2,548,877	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	2,608,942

		South Africa — 0.7%
		Foreign Government Agency
	21,975,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	23,073,750
ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,973,480
ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,384,394

		Total South Africa	27,431,624

		Sri Lanka — 1.2%
		Foreign Government Obligations
	5,700,000	Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25	6,006,375
	17,000,000	Sri Lanka Government International Bond, Reg S, 6.85%, due 11/03/25	18,678,750

See accompanying notes to the financial statements.	17

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†		Description	Value ($)
		Sri Lanka — continued
		Foreign Government Obligations — continued
	14,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	15,636,600
	7,144,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	7,501,200

		Total Sri Lanka	47,822,925

		Suriname — 0.4%
		Foreign Government Obligations
	16,178,000	Republic of Suriname, 144A, 9.25%, due 10/26/26	16,768,497

		Trinidad And Tobago — 0.4%
		Foreign Government Agency
	6,736,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	7,355,712
	7,292,000	Trinidad Generation UnLtd, 144A, 5.25%, due 11/04/27	7,421,068

		Total Trinidad And Tobago	14,776,780

		Tunisia — 1.7%
		Foreign Government Agency
JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	54,081,048
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	17,965,161

		Total Tunisia	72,046,209

		Turkey — 5.2%
		Foreign Government Agency — 0.3%
	13,433,000	Export Credit Bank of Turkey, 144A, 5.38%, due 10/24/23	13,919,946

		Foreign Government Obligations — 4.9%
	55,744,000	Republic of Turkey, 6.75%, due 05/30/40	64,300,704
	91,302,000	Republic of Turkey, 6.00%, due 01/14/41	96,871,422
	37,713,000	Republic of Turkey, 5.75%, due 05/11/47	38,702,966

			199,875,092

		Total Turkey	213,795,038

		Ukraine — 1.6%
		Foreign Government Agency — 0.3%
	8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	8,659,867
	3,700,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	3,934,321

			12,594,188

		Foreign Government Obligations — 1.3%
	2,957,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/19	3,079,716

Par Value†	Description	Value ($)
	Ukraine — continued
	Foreign Government Obligations — continued
6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	6,286,846
6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	6,274,808
6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	6,838,522
8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	8,864,012
6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,779,257
6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	6,166,466
6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	7,023,552

		51,313,179

	Total Ukraine	63,907,367

	United States — 6.1%
	Asset-Backed Securities — 0.7%
8,781,746	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + .24%, 1.47%, due 12/15/35 ◆	8,376,627
2,943,850	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + .24%, 1.47%, due 12/15/35 ◆	2,601,012
3,419,321	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, A, Variable Rate, 1 mo. LIBOR + .20%, 1.43%, due 05/15/36 ◆	2,967,450
10,733,601	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 1.38%, due 11/25/36 ◆	5,613,479
10,876,716	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + .22%, 1.45%, due 11/25/36 ◆	5,742,692
5,892,310	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + .36%, 1.59%, due 04/25/37 ◆	3,300,007

		28,601,267

	U.S. Government — 5.4%
75,756,800	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (f)	76,201,641
67,000,000	U.S. Treasury Note, 0.75%, due 04/30/18	66,798,477
77,000,000	U.S. Treasury Note, 1.13%, due 06/15/18	76,936,836

		219,936,954

	Total United States	248,538,221

18	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Uruguay — 1.3%
	Foreign Government Obligations
52,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	55,089,990

	Venezuela — 5.5%
	Foreign Government Agency — 3.5%
111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18	70,919,606
176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24	53,222,400
61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26	18,590,100

		142,732,106

	Foreign Government Obligations — 2.0%
19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19	8,372,320
53,235,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20	20,761,650
152,093,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23	55,133,713

		84,267,683

	Total Venezuela	226,999,789

	Vietnam — 0.5%
	Foreign Government Agency — 0.4%
25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	15,693,136

	Foreign Government Obligations — 0.1%
6,428,000	Socialist Republic of Vietnam, Series 30 Yr., Variable Rate, 2.25%, due 03/13/28 (c)	5,720,920

	Total Vietnam	21,414,056

	Zambia — 0.2%
	Foreign Government Obligations
7,700,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	8,489,250

	TOTAL DEBT OBLIGATIONS (COST $3,074,071,435)	3,276,067,895

	LOAN ASSIGNMENTS — 0.1%
	Indonesia
3,845,040	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + 0.88%, 2.30%, due 12/14/19 (c)	3,643,752
680,117	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + 0.75%, 2.18%, due 12/16/19 (c)	628,326

Par Value†		Description	Value ($)
		Indonesia — continued
EUR	689,327	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21 (c)	660,591

		TOTAL LOAN ASSIGNMENTS (COST $4,935,313)	4,932,669

		LOAN PARTICIPATIONS — 1.6%
		Angola — 0.8%
	22,587,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 7.69%, due 12/20/23 (c)	20,328,750
	16,208,563	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 7.69%, due 12/20/23 (c)	14,587,706

		Total Angola	34,916,456

		Egypt — 0.0%
CHF	89,763	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	81,088

		Indonesia — 0.1%
	3,911,194	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + .88%, 2.29%, due 09/29/19 (c)	3,613,357
	499,377	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 2.29%, due 10/14/19 (c)	461,349
JPY	45,324,024	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 2.30%, due 12/14/19 (c)	380,885

		Total Indonesia	4,455,591

		Iraq — 0.6%
EUR	1,174,942	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	1,046,528
JPY	3,042,948,831	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, 2.57%, due 01/01/28 (c)	18,614,275
JPY	397,596,810	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, 2.57%, due 01/01/28 (c)	2,432,464
JPY	168,996,816	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, 2.57%, due 01/01/28 (c)	1,034,240

		Total Iraq	23,127,507

See accompanying notes to the financial statements.	19

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value† / Shares		Description	Value ($)
		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.), due 01/01/50 (c)	3

		Vietnam — 0.1%
JPY	342,116,607	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.60%, due 09/01/17 (c)	2,894,617

		TOTAL LOAN PARTICIPATIONS (COST $85,537,272)	65,475,262

		MUTUAL FUNDS — 2.3%

		United States — 2.3%
		Affiliated Issuers — 2.3%
	568,012	GMO Opportunistic Income Fund, Class VI	15,046,630
	3,251,005	GMO U.S. Treasury Fund	81,242,623

		TOTAL MUTUAL FUNDS (COST $93,156,925)	96,289,253

		RIGHTS/WARRANTS — 1.3%
		Argentina — 1.0%
EUR	335,089,675	Republic of Argentina GDP Linked, Expires 12/15/35	40,289,681
JPY	740,189,000	Republic of Argentina GDP Linked, Expires 12/15/35 (c)	572,302

		Total Argentina	40,861,983

		Nigeria — 0.0%
	28,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20 (c)	1,829,000

		Ukraine — 0.2%
	14,446,000	Government of Ukraine GDP Linked, Expires 05/31/40	8,523,140

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (b)	—

		Venezuela — 0.1%
	1,080,062	Republic of Venezuela Oil Warrants, Expires 04/15/20 (c)	4,050,233

		TOTAL RIGHTS/WARRANTS (COST $55,592,816)	55,264,356

Par Value† / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 15.5%

	Money Market Funds — 0.2%
6,256,819	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.93% (g)	6,256,819

	U.S. Government — 15.3%
30,900,000	U.S. Treasury Bill, 1.10%, due 10/19/17 (h)	30,854,395
35,000,000	U.S. Treasury Bill, 0.99%, due 11/02/17 (h)	34,940,024
1,218,000	U.S. Treasury Bill, 0.99%, due 11/30/17 (h)	1,215,008
33,809,000	U.S. Treasury Bill, 1.05%, due 01/04/18 (h)	33,687,352
70,475,000	U.S. Treasury Bill, 1.03%, due 01/25/18 (h)	70,184,183
8,000,000	U.S. Treasury Bill, 1.07%, due 03/01/18 (h)	7,957,465
20,500,000	U.S. Treasury Note, 1.00%, due 09/15/17	20,499,808
53,898,000	U.S. Treasury Note, 0.75%, due 10/31/17	53,869,973
125,193,000	U.S. Treasury Note, 1.00%, due 12/15/17	125,156,357
71,195,000	U.S. Treasury Note, 0.88%, due 01/15/18	71,130,468
181,848,000	U.S. Treasury Note, 0.75%, due 02/28/18 (i)	181,492,829

	Total U.S. Government	630,987,862

	TOTAL SHORT-TERM INVESTMENTS (COST $638,283,272)	637,244,681

	TOTAL INVESTMENTS — 100.2% (Cost $3,951,577,033)	4,135,274,116
	Other Assets and Liabilities (net) — (0.2%)	(9,872,337)

	TOTAL NET ASSETS — 100.0%	$4,125,401,779

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/20/2017	JPM	EUR	64,900,000	USD	75,519,003	$(1,927,031)

20	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Reverse Repurchase Agreements (j)

Face Value		Description	Value ($)
USD	14,039,212	JP Morgan Securities, Inc., 0.50%, dated 07/05/17, (collateral: Russian Foreign Bond, Reg S, 5.88%, due 09/16/43), to be repurchased on demand at face value plus accrued interest.	$(14,039,212)
USD	11,139,910	JP Morgan Securities, Inc., 0.50%, dated 08/29/17, (collateral: Russian Foreign Bond, Reg S, 5.88%, due 09/16/43), to be repurchased on demand at face value plus accrued interest.	(11,139,910)
USD	2,460,367	JP Morgan Securities, Inc., 0.00%, dated 07/27/17, (collateral: Republic of Guatemala, Reg S, 8.13%, due 10/06/34), to be repurchased on demand at face value plus accrued interest.	(2,460,367)
USD	2,958,150	JP Morgan Securities, Inc., 0.25%, dated 07/05/17, (collateral: Mozambique International Bond, Reg S, 10.50%, due 01/18/23), to be repurchased on demand at face value plus accrued interest.	(2,958,150)

			$(30,597,639)

		Average balance outstanding	$(27,082,273)
		Average interest rate	(0.23)%
		Maximum balance outstanding	$(68,995,359)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Credit Linked Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Put Sold	USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option, Fund receives premium of 0.40% (OTC) (CP-DB) (b)	$1,277,111	$96,013
Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	361,333	(208,827)
Put Sold	USD	9,746,000	01/20/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(10,856)	28,177
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	358,750	130,101
Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	947,472	(726,038)
Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	553,705	(49,951)
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	2,153,556	(1,330,435)

					$5,641,071	$(2,060,960)

See accompanying notes to the financial statements.	21

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Swap Contracts

Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
Buy Protection^:
State of Florida	JPM	USD	7,309,000	0.42%	0.09%	N/A		03/20/2018	Quarterly	$(14,749)	$(13,375)	$1,374
State of Florida	JPM	USD	17,055,000	0.42%	0.09%	N/A		03/20/2018	Quarterly	(34,415)	(31,208)	3,207
State of Ohio	JPM	USD	12,182,000	0.49%	0.09%	N/A		03/20/2018	Quarterly	(29,597)	(26,715)	2,882
Republic of Brazil	JPM	USD	50,000,000	1.00%	0.75%	N/A		06/20/2019	Quarterly	1,008,872	(219,049)	(1,227,921)
Republic of Croatia	JPM	USD	44,000,000	1.00%	0.35%	N/A		06/20/2019	Quarterly	3,659,820	(511,138)	(4,170,958)
CDX-EM21	BCLY	USD	22,415,800	5.00%	1.02%	N/A		06/20/2019	Quarterly	(559,150)	(448,316)	110,834
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	2.19%	N/A		12/20/2020	Quarterly	7,730,397	1,765,571	(5,964,826)
CDX-EMS27V1-5Y	N/A	USD	282,000,000	1.00%	1.79%	N/A		06/20/2022	Quarterly	11,298,800	10,044,276	(1,254,524)
Commonwealth of Bahamas	DB	EUR	78,194,000	1.00%	5.68%	N/A		06/20/2025	Quarterly	11,367,985	6,603,575	(4,764,410)
United Mexican States	GS	USD	20,000,000	1.00%	1.87%	N/A		09/20/2031	Quarterly	2,640,655	1,869,838	(770,817)

Sell Protection^:
Republic of Macedonia	DB	EUR	6,862,000	1.00%	3.66%	6,862,000	EUR	03/20/2018	Quarterly	(1,268,490)	(120,238)	1,148,252
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	2.00%	6,975,000	USD	06/20/2020	Quarterly	(874,006)	(186,612)	687,394
Commonwealth of Bahamas	DB	USD	69,670,000	1.00%	2.19%	69,670,000	USD	12/20/2020	Quarterly	(8,729,122)	(2,571,381)	6,157,741
Republic of Malaysia	JPM	USD	10,000,000	1.00%	0.81%	10,000,000	USD	12/20/2022	Quarterly	(826,278)	94,127	920,405
Indonesia	JPM	USD	15,000,000	1.00%	1.12%	15,000,000	USD	12/20/2022	Quarterly	(1,662,245)	(90,006)	1,572,239
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	3.19%	3,487,000	USD	06/20/2023	Quarterly	(641,463)	(379,780)	261,683
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	3.19%	6,975,000	USD	06/20/2023	Quarterly	(1,263,915)	(759,669)	504,246
Republic of Croatia	JPM	USD	40,000,000	1.00%	1.41%	40,000,000	USD	06/20/2023	Quarterly	(6,395,816)	(881,866)	5,513,950
Republic of Malaysia	JPM	USD	20,000,000	1.00%	0.98%	20,000,000	USD	03/20/2024	Quarterly	(932,016)	21,666	953,682
Republic of Malaysia	JPM	USD	1,949,000	1.00%	0.98%	1,949,000	USD	03/20/2024	Quarterly	(20,737)	2,112	22,849
Peoples Republic of China	JPM	USD	60,000,000	1.00%	0.82%	60,000,000	USD	06/20/2024	Quarterly	(2,413,417)	669,786	3,083,203
Republic of Brazil	JPM	USD	27,250,000	1.00%	2.59%	27,250,000	USD	06/20/2024	Quarterly	(2,095,396)	(2,601,429)	(506,033)
Peoples Republic of China	JPM	USD	4,873,000	1.00%	0.82%	4,873,000	USD	06/20/2024	Quarterly	3,073	54,398	51,325
Peoples Republic of China	GS	USD	25,000,000	1.00%	0.88%	25,000,000	USD	03/20/2025	Quarterly	(744,727)	201,068	945,795
Peoples Republic of China	GS	USD	22,436,000	1.00%	0.90%	22,436,000	USD	06/20/2025	Quarterly	(590,310)	156,561	746,871
Commonwealth of Bahamas	DB	USD	104,644,000	1.00%	6.33%	104,644,000	USD	06/20/2025	Quarterly	(12,708,620)	(8,070,705)	4,637,915
Indonesia	GS	USD	36,208,000	1.00%	1.50%	36,208,000	USD	06/20/2025	Quarterly	(3,153,880)	(1,237,802)	1,916,078
Indonesia	GS	USD	10,000,000	1.00%	1.50%	10,000,000	USD	06/20/2025	Quarterly	(961,768)	(341,859)	619,909
Republic of Brazil	BOA	USD	4,873,000	1.00%	2.82%	4,873,000	USD	12/20/2025	Quarterly	(726,704)	(617,085)	109,619
Republic of South Africa	BCLY	USD	2,436,000	1.00%	2.43%	2,436,000	USD	12/20/2025	Quarterly	(301,661)	(248,223)	53,438
Russia	GS	USD	2,436,000	1.00%	2.09%	2,436,000	USD	12/20/2025	Quarterly	(238,041)	(191,324)	46,717
Petroleos	GS	USD	7,309,000	1.00%	2.77%	7,309,000	USD	12/20/2025	Quarterly	(1,036,083)	(902,960)	133,123
Republic of South Africa	GS	USD	21,000,000	1.00%	2.49%	21,000,000	USD	06/20/2026	Quarterly	(4,040,122)	(2,319,993)	1,720,129
Russia	GS	USD	8,487,000	1.00%	2.19%	8,487,000	USD	12/20/2026	Quarterly	(1,059,663)	(793,343)	266,320
Republic of South Africa	GS	USD	10,000,000	1.00%	2.54%	10,000,000	USD	12/20/2026	Quarterly	(1,702,480)	(1,190,676)	511,804
Republic of South Africa	JPM	USD	10,000,000	1.00%	2.54%	10,000,000	USD	12/20/2026	Quarterly	(1,451,285)	(1,190,676)	260,609
Republic of South Africa	JPM	USD	15,000,000	1.00%	2.54%	15,000,000	USD	12/20/2026	Quarterly	(2,130,884)	(1,786,013)	344,871
Republic of Brazil	JPM	USD	40,000,000	1.00%	2.97%	40,000,000	USD	03/20/2030	Quarterly	(5,674,358)	(7,244,680)	(1,570,322)

										$(26,571,796)	$(13,493,143)	$13,078,653

^	Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

22	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

(1)	As of August 31, 2017, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
3 Month USD LIBOR	3 Month EURIBOR plus a spread of (0.35%)	JPM	EUR	122,436,000	09/11/2020	Quarterly	$—	$(7,564,897)	$(7,564,897)

							$—	$(7,564,897)	$(7,564,897)

Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	$—	$(5,876,488)	$(5,876,488)
1.17%	3 Month USD LIBOR	JPM	GBP	53,411,000	03/10/2026	Quarterly	—	(1,742,799)	(1,742,799)
1.26%	3 Month USD LIBOR	JPM	EUR	1,462,000	09/04/2035	Annual	—	(213,512)	(213,512)

							$—	$(7,832,799)	$(7,832,799)

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

◆	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Security is in default.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).
(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)	The rate disclosed is the 7 day net yield as of August 31, 2017.

(h)	The rate shown represents yield-to-maturity.

(i)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(j)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

See accompanying notes to the financial statements.	23

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	103.8%
Mutual Funds	3.3
Short-Term Investments	1.3
Swap Contracts	1.0
Purchased Options	0.0 ^
Futures Contracts	0.0 ^
Forward Currency Contracts	0.0 ^
Written Options	0.0 ^
Securities Sold Short	(6.9)
Other	(2.5)

100.0%

Industry Sector Summary	% of Debt Obligations
Student Loans	23.9%
Collateralized Loan Obligations	15.5
Commercial Mortgage-Backed Securities	12.6
Residential Mortgage-Backed Securities – Other	11.4
U.S. Government Agency	11.3
Small Balance Commercial Mortgages	10.5
Auto Retail Subprime	6.2
Residential Mortgage-Backed Securities – Prime	2.7
Residential Mortgage-Backed Securities – Alt-A	2.4
CMBS Collateralized Debt Obligations	1.2
Time Share	1.1
Residential Mortgage-Backed Securities – Subprime	1.1
Auto Retail Prime	0.1

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 103.8%

	Asset-Backed Securities — 92.0%
	Auto Retail Prime — 0.1%
985,600	California Republic Auto Receivables Trust, Series 14-1, Class C, 3.40%, due 12/15/20	993,928

	Auto Retail Subprime — 6.5%
13,720,000	AmeriCredit Automobile Receivables Trust, Series 14-2, Class E, 144A, 3.37%, due 11/08/21	13,935,990
2,592,000	CarFinance Capital Auto Trust, Series 14-1A, Class C, 144A, 3.45%, due 04/15/20	2,619,277
1,524,850	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,560,244
1,073,840	CarFinance Capital Auto Trust, Series 13-2A, Class E, 144A, 7.86%, due 10/15/20	1,090,930
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	4,150,858
4,000,000	CPS Auto Receivables Trust, Series 14-A, Class C, 144A, 3.29%, due 02/18/20	4,027,184
1,500,000	CPS Auto Receivables Trust, Series 14-A, Class D, 144A, 5.11%, due 02/18/20	1,513,979
6,265,989	CPS Auto Receivables Trust, Series 14-B, Class D, 144A, 4.62%, due 05/15/20	6,366,722
271,369	CPS Auto Receivables Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	271,254
52,931	CPS Auto Receivables Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	53,437
750,584	CPS Auto Receivables Trust, Series 13-B, Class D, 144A, 4.66%, due 09/15/20	750,614
51,150	CPS Auto Receivables Trust, Series 13-B, Class E, 144A, 6.41%, due 09/15/20	51,383
1,049,647	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	1,074,436
3,425,025	DT Auto Owner Trust, Series 14-2A, Class D, 144A, 3.68%, due 04/15/21	3,449,226
5,847,188	DT Auto Owner Trust, Series 15-2A, Class D, 144A, 4.25%, due 02/15/22	5,966,071
3,213,707	Exeter Automobile Receivables Trust, Series 14-1A, Class C, 144A, 3.57%, due 07/15/19	3,227,493
4,950,154	Exeter Automobile Receivables Trust, Series 14-2A, Class C, 144A, 3.26%, due 12/16/19	4,981,864
6,000,000	Exeter Automobile Receivables Trust, Series 13-2A, Class D, 144A, 6.81%, due 08/17/20	6,115,148
2,250,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	2,297,684
6,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	6,153,716

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Auto Retail Subprime — continued
1,129,340	Flagship Credit Auto Trust, Series 13-2, Class C, 144A, 4.42%, due 12/16/19	1,139,205
3,000,000	Flagship Credit Auto Trust, Series 14-1, Class C, 144A, 3.34%, due 04/15/20	3,009,113
5,377,425	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	5,488,896
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,434,265

	Total Auto Retail Subprime	80,728,989

	CMBS Collateralized Debt Obligations — 1.2%
7,868,128	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .39%, 1.70%, due 01/20/37 (a)	7,750,106
7,759,261	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.60%, due 03/21/46	6,549,048
926,244	Nomura CRE CDO, Series 07-2A, Class B, 144A, 3 mo. LIBOR + .33%, 1.65%, due 05/21/42 (a)	914,666

	Total CMBS Collateralized Debt Obligations	15,213,820

	Collateralized Loan Obligations — 16.1%
17,190,000	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, 3 mo. LIBOR + 1.59%, 2.76%, due 05/01/27	17,196,292
8,607,000	ARES XXVI CLO Ltd., Series 13-1A, Class B, 144A, 3 mo. LIBOR + 1.75%, 3.05%, due 04/15/25	8,614,712
37,276,500	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 2.85%, due 04/18/27	37,359,999
860,000	Atrium XII, Series 12-A, Class E, 144A, 3 mo. LIBOR + 5.95%, 7.26%, due 10/22/26	861,461
6,006,000	BlueMountain CLO Ltd., Series 14-3A, Class BR, 144A, 3 mo. LIBOR + 2.10%, 3.40%, due 10/15/26	6,005,886
4,504,500	Carlyle Global Market Strategies CLO Ltd., Series 14-5A, Class BR, 144A, 3 mo. LIBOR + 2.05%, 3.35%, due 10/16/25	4,504,473
4,700,000	Cavalry CLO V Ltd., Series 14-5A, Class E, 144A, 3 mo. LIBOR + 5.20%, 6.50%, due 01/16/24	4,700,164
7,327,000	CIFC Funding Ltd., Series 13A-4A, Class C1R, 144A, 3 mo. LIBOR + 2.25%, 3.45%, due 11/27/24	7,328,751
5,603,000	CIFC Funding Ltd., Series 13A-4A, Class C2R, 144A, 3 mo. LIBOR + 2.25%, 3.45%, due 11/27/24	5,604,339
8,580,000	CIFC Funding Ltd., Series 14-1A, Class CR, 144A, 3 mo. LIBOR + 2.25%, 3.55%, due 04/18/25	8,579,820

See accompanying notes to the financial statements.	25

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
5,038,500	CIFC Funding Ltd., Series 15-5A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 6.30%, 7.61%, due 10/25/27	5,057,374
6,338,000	Crown Point CLO II Ltd., Series 13-2A, Class A3L, 144A, 3 mo. LIBOR + 2.86%, 4.16%, due 12/31/23	6,340,725
4,968,000	Cumberland Park CLO Ltd., Series 15-2A, Class C, 144A, 3 mo. LIBOR + 2.85%, 4.16%, due 07/20/26	4,968,075
4,888,750	Dorchester Park CLO Ltd., Series 15-1A, Class E, 144A, Variable Rate, 3 mo. LIBOR + 5.25%, 6.56%, due 01/20/27	4,890,104
5,166,000	GoldenTree Loan Opportunities VII Ltd., Series 13-7A, Class B, 144A, 3 mo. LIBOR + 1.75%, 3.06%, due 04/25/25	5,174,085
2,581,500	GoldenTree Loan Opportunities VII Ltd., Series 13-7A, Class E, 144A, 3 mo. LIBOR + 4.70%, 6.01%, due 04/25/25	2,585,483
7,326,150	KKR CLO Ltd., Series 12, Class ER 144A, 3 mo. LIBOR + 5.60%, 6.90%, due 07/15/27	7,325,857
1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 3.66%, due 07/20/26	1,465,775
3,652,000	Magnetite XVI Ltd., Series 15-16A, Class E, 144A, 3 mo. LIBOR + 6.35%, 7.65%, due 01/18/28	3,667,021
1,292,250	Magnetite XVII Ltd., Series 16-17X, Class E, Reg. S, 3 mo. LIBOR + 8.15%, 9.46%, due 04/20/28	1,327,018
4,307,500	Marathon CLO VIII Ltd., Series 15-8A, Class A1B, 144A, 3 mo. LIBOR + 1.49%, 2.79%, due 07/18/27	4,316,507
2,584,500	Mountain View CLO Ltd., Series 13-1A, Class B1, 144A, 3 mo. LIBOR + 1.75%, 3.05%, due 04/12/24	2,589,514
4,522,875	Saranac CLO II Ltd, Series 14-2A, Class C, 144A, 3 mo. LIBOR + 2.75%, 4.07%, due 02/20/25	4,549,922
4,976,400	Stratford CLO Ltd., Series 07-1A, Class C, 144A, 3 mo. LIBOR + 2.00%, 3.31%, due 11/01/21	4,973,081
3,016,300	Tryon Park CLO Ltd., Series 13-1A, Class A2, 144A, 3 mo. LIBOR + 1.55%, 2.85%, due 07/15/25	3,024,206
36,880,000	West CLO Ltd., Series 14-2A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 2.85%, due 01/16/27	36,885,163
500,722	Zais Investment Grade Ltd., Series 9A, Class B, 144A, Variable Rate, 3 mo. LIBOR +.85%, 2.17%, due 04/27/52 (a)	500,472

	Total Collateralized Loan Obligations	200,396,279

	Commercial Mortgage-Backed Securities — 13.1%
4,300,000	Banc of America Commercial Mortgage Trust, Series 06-2, Class D, 144A, Variable Rate, 5.91%, due 05/10/45	4,282,241

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
8,615,000	BXP Trust, Series 17-GM, Class C, 144A, Variable Rate, 3.54%, due 06/13/39	8,666,874
4,952,245	Commercial Mortgage Trust, Series 07-GG9, Class AJ, Variable Rate, 5.51%, due 03/10/39	4,533,050
23,260,500	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.37%, due 02/10/37	23,668,043
1,264,028	Credit Suisse First Boston Mortgage Securities Corp., Series 04-C1, Class G, 144A, Variable Rate, 5.31%, due 01/15/37	1,294,076
4,321,489	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + .25%, 1.48%, due 04/15/37	3,889,340
1,855,768	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	1,831,411
1,911,060	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C6, Class G, 144A, Variable Rate, 5.23%, due 12/15/40	1,933,402
8,715,587	Credit Suisse Mortgage Capital Certificates, Series 14-USA, Class A2, 144A, 3.95%, due 09/15/37	9,185,574
21,064,417	Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class AJ, Variable Rate, 5.54%, due 09/15/39	21,434,363
14,192,220	CSMC Trust, Series 14-USA, Class E, 144A, 4.37%, due 09/15/37	12,767,254
11,025,000	GS Mortgage Securities Corp., Series 16-RENT, Class E, 144A, Variable Rate, 4.20%, due 02/10/29	11,226,837
16,989,010	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	13,612,094
13,454,128	GS Mortgage Securities Trust, Series 11-GC3, Class D, 144A, Variable Rate, 5.82%, due 03/10/44	14,207,230
5,486,479	JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB13, Class AJ, Variable Rate, 5.67%, due 01/12/43	5,589,405
4,307,500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class E, Variable Rate, 5.51%, due 06/12/41	4,387,043
2,432,859	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class F, 144A, Variable Rate, 5.51%, due 06/12/41	2,278,372
3,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-AC3, Class H, 144A, Variable Rate, 5.65%, due 01/15/42	2,790,000
6,704,720	LB-UBS Commercial Mortgage Trust, Series 06-C1, Class AJ, Variable Rate, 5.28%, due 02/15/41	6,708,666
8,578,603	Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class AJ, Variable Rate, 5.37%, due 11/15/48	8,597,561

	Total Commercial Mortgage-Backed Securities	162,882,836

26	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — 11.8%
1,555,708	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 1.51%, due 02/25/36 ◆	919,597
21,585,100	American Home Mortgage Investment Trust, Series 06-2, Class 4A, 1 mo. LIBOR + .36%, 1.59%, due 02/25/36	4,942,545
3,023,252	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	2,626,026
7,437,670	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	3,319,524
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,389,150
952,378	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .32%, 1.55%, due 02/25/37	1,785,029
1,760,406	Carrington Mortgage Loan Trust, Series 06-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 1.38%, due 05/25/36	1,754,092
5,821,252	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,542,441
9,013,089	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	8,823,410
3,186,140	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,927,806
3,326,629	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + .15%, 1.38%, due 06/15/37	2,936,047
3,960,207	Fannie Mae Connecticut Avenue Securities, Series 17-C01, Class 1M1, 1 mo. LIBOR + 1.30%, 2.53%, due 07/25/29	3,993,550
3,974,347	Fannie Mae Connecticut Avenue Securities, Series 17-C03, Class 1M1, Variable Rate, 1 mo. LIBOR + .95%, 2.18%, due 10/25/29	3,983,759
1,006,641	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 1.73%, due 10/25/34 ◆	940,275
2,178,858	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 6.84%, due 09/25/37	2,245,748
8,777,735	Greenpoint Manufactured Housing, Series 98-1, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + .57%, 1.80%, due 05/15/28	8,194,708
32,536,310	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .26%, 1.49%, due 06/25/36	5,294,422
2,392,806	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	2,511,250
4,531,456	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 1.55%, due 03/25/36	1,114,482

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
931,725	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 1.48%, due 02/26/34	836,410
2,896,173	Meritage Mortgage Loan Trust, Series 05-2, Class M2, Variable Rate, 1 mo. LIBOR + .75%, 1.98%, due 11/25/35	2,898,208
5,203,228	Morgan Stanley Resecuritization Trust, Series 14-R8, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + .16%, 1.39%, due 06/26/47	5,111,010
14,625,803	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, 1 mo. LIBOR + .20%, 0.75%, due 03/25/36	1,473,194
8,342,858	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + .34%, 0.75%, due 03/25/36	840,146
22,242,977	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, 1 mo. LIBOR + .40%, 0.75%, due 03/25/36	2,239,699
2,605,384	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, 1 mo. LIBOR + .90%, 2.13%, due 08/25/35	2,726,616
10,062,844	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	9,832,511
1,576,405	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,583,277
2,873,966	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,927,644
6,689,805	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	6,367,621
11,438,329	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	6,885,306
1,602,071	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,450,319
5,289,235	PHH Mortgage Trust, Series 07-1SL, Class M2, 144A, STEP, 7.00%, due 12/25/27	5,533,312
1,747,636	RBSSP Resecuritization Trust, Series 13-1, Class 1A2, 144A, 1 mo. LIBOR + .29%, 1.52%, due 01/26/37	1,718,792
22,917,397	Residential Funding Mortgage Securities II, Series 06-HI4, Class A4, MBIA, STEP, 5.72%, due 09/25/36	18,538,089
2,466,471	SACO I Trust, Series 05-10, Class 2A1, 1 mo. LIBOR + .52%, 1.75%, due 01/25/36	2,450,752
14,796,521	Soundview Home Loan Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .38%, 1.61%, due 11/25/35 (b)	2,274,045

See accompanying notes to the financial statements.	27

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
25,611,415	Terwin Mortgage Trust, Series 07-1SL, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.14%, 0.65%, due 01/25/38	4,037,868
1,761,524	Wells Fargo Mortgage Backed Securities Trust, Series 05-AR14, Class A4, Variable Rate, 3.48%, due 08/25/35	1,768,451

	Total Residential Mortgage-Backed Securities — Other	146,737,131

	Residential Mortgage-Backed Securities — Prime — 2.6%
5,305,210	BCAP LLC Trust, Series 09-RR13, Class 16A2, 144A, Variable Rate, 3.82%, due 09/26/35	5,085,881
2,351,593	Chase Mortgage Finance Trust, Series 05-A1, Class 3A1, Variable Rate, 3.17%, due 12/25/35	2,273,357
4,055,988	Chase Mortgage Finance Trust, Series 07-A1, Class 11M1, Variable Rate, 3.34%, due 03/25/37	3,952,553
1,820,604	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 3.44%, due 08/25/35	1,819,807
3,966,020	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.50%, due 12/25/36	3,690,729
3,097,317	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.57%, due 03/25/37	3,013,346
3,145,679	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 3.26%, due 09/25/35	3,217,421
4,145,635	WaMu Mortgage Pass-Through Certificates, Series 07-HY2, Class 2A1, Variable Rate, 3.29%, due 11/25/36	3,888,003
2,205,772	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COF + 1.25%, due 01/25/47	2,184,047
3,827,821	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 07-5, Class A6, 6.00%, due 06/25/37	3,794,793

	Total Residential Mortgage-Backed Securities — Prime	32,919,937

	Residential Mortgage-Backed Securities — Subprime — 1.3%
120,364	Argent Securities Inc Asset-Backed Pass-Through Certificates, Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + 1.04%, 2.27%, due 05/25/34	120,515
2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 1.44%, due 05/26/37	2,396,334
6,732,095	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 1.34%, due 04/25/31	7,160,266

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — continued
2,613,050	Ownit Mortgage Loan Trust, Series 06-3, Class A2C, Variable Rate, 1 mo. LIBOR + .17%, 1.40%, due 03/25/37	2,605,983
3,917,585	RAMP Trust, Series 07-RZ1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 1.39%, due 02/25/37	3,880,425

	Total Residential Mortgage-Backed Securities — Subprime	16,163,523

	Residential Mortgage-Backed Securities — Alt-A — 2.5%
2,916,926	Adjustable Rate Mortgage Trust, Series 05-1, Class 5M1, Variable Rate, 1 mo. LIBOR + 1.05%, 2.28%, due 05/25/35	2,820,383
2,008,174	Alternative Loan Trust, Series 03-18CB, Class 1A1, 5.25%, due 09/25/33	2,024,068
2,898,319	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 1.93%, due 05/25/36	1,691,132
2,862,952	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 1.93%, due 10/25/36	1,688,583
2,724,954	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 3.41%, due 02/25/47	2,397,173
8,969,956	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2, Variable Rate, 3.45%, due 07/25/36	6,831,944
3,187,103	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 05-7, Class 2CB1, 5.50%, due 08/25/35	3,217,009
10,855,778	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 06-AR10, Class A2A, Variable Rate, 1 mo. LIBOR + .17%, 1.40%, due 12/25/36	9,781,114

	Total Residential Mortgage-Backed Securities — Alt-A	30,451,406

	Small Balance Commercial Mortgages — 10.9%
809,417	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 1.79%, due 04/25/34	788,506
450,133	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 2.43%, due 04/25/34	447,512
784,389	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, 1 mo. LIBOR + 2.85%, 3.13%, due 04/25/34	788,779
7,341,678	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 1.54%, due 08/25/35	6,798,528

28	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
3,844,990	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 1.62%, due 01/25/36	3,561,999
2,289,071	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, 1 mo. LIBOR + .38%, 1.61%, due 04/25/36	1,970,538
3,008,033	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .23%, 1.46%, due 07/25/36	2,828,736
6,152,969	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .28%, 1.51%, due 07/25/36	5,802,010
2,048,137	Bayview Commercial Asset Trust, Series 06-2A, Class M3, 144A, 1 mo. LIBOR + .35%, 1.58%, due 07/25/36	1,729,987
3,583,932	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, 1 mo. LIBOR + .25%, 1.48%, due 10/25/36	3,319,202
1,065,062	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .30%, 1.53%, due 10/25/36	988,903
5,656,051	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 1.47%, due 07/25/37	5,282,935
13,226,732	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .27%, 1.50%, due 07/25/37	12,471,880
6,742,851	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .45%, 1.68%, due 09/25/37	6,273,314
1,076,544	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, 1 mo. LIBOR + .85%, 2.08%, due 12/25/37	1,017,535
7,783,234	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, 1 mo. LIBOR + 1.25%, 2.48%, due 12/25/37	7,420,979
1,002,277	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 1.47%, due 11/15/33	963,387
26,267,413	GE Business Loan Trust, Series 06, Class 1X, Variable Rate, 1 mo. LIBOR + .20% 1.43%, due 05/15/34	25,292,487
3,090,921	GE Business Loan Trust, Series 06-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .18%, 0.51%, due 11/15/34	2,991,556
7,185,930	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .17%, 1.40%, due 04/16/35	6,902,389
5,824,739	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.23%, due 04/16/35	5,162,720

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
3,723,424	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 1.54%, due 04/25/31	3,687,680
2,592,000	Lehman Brothers Small Balance Commercial, Series 06-2A, Class M1, 144A, 1 mo. LIBOR + .29%, 1.52%, due 09/25/36	2,467,624
5,193,655	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 1.43%, due 12/25/36	4,799,426
4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 1.63%, due 06/25/37	3,546,087
6,755,290	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 1.48%, due 02/25/30	6,591,473
2,242,600	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, 1 mo. LIBOR + 1.80%, 3.03%, due 10/25/46	2,265,658
9,503,550	WaMu Commercial Mortgage Securities Trust, Series 07-SL2,144A, Class C, Variable Rate, 2.54%, due 12/27/49	9,427,851

	Total Small Balance Commercial Mortgages	135,589,681

	Student Loans — 24.8%
2,319,688	Access Group, Inc., Series 05-A, Class A3, Variable Rate, 3 mo. LIBOR + .40%, 1.71%, due 07/25/34	2,279,728
8,138,588	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .80%, 2.11%, due 07/25/34	7,621,631
3,561,759	Access Group, Inc., Series 03-A, Class A2, 3 mo. USGG +1.20%, 2.20%, due 07/01/38	3,581,821
11,116,989	AccessLex Institute, Series 04-2, Class B, 3 mo. LIBOR + .70%, 2.01%, due 01/25/43	9,493,042
6,167,901	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 1.61%, due 03/28/35 (a)	5,570,386
25,090,320	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + .48%, 1.77%, due 12/27/41	23,797,215
2,363,094	KeyCorp Student Loan Trust, Series 04-A, Class 2C, 3 mo. LIBOR + 0.80%, 2.12%, due 04/28/42	2,291,069
5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, 3 mo. LIBOR + 1.25%, 2.57%, due 07/28/42	3,899,226
8,849,685	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, 1 mo. LIBOR + 1.00%, 2.23%, due 05/20/30	8,907,360

See accompanying notes to the financial statements.	29

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — continued
18,250,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 4.74% due 03/31/38 (a)	8,030,000
7,657,371	National Collegiate Commutation Trust, Series 07-3, Class A3L, 144A, 1 mo. LIBOR + .84%, 2.07%, due 03/31/38	3,251,082
3,466,022	National Collegiate Student Loan Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .21%, 1.44%, due 11/25/27	3,452,331
11,848,190	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 1.48%, due 03/27/28	11,803,892
1,979,459	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 1.50%, due 03/26/29	1,962,407
6,714,189	National Collegiate Student Loan Trust, Series 05-2, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 1.50%, due 09/25/29	6,670,287
35,988,883	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 1.48%, due 07/25/30	35,605,850
8,685,000	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 1.54%, due 05/25/32	7,877,200
12,960,000	National Collegiate Student Loan Trust, Series 06-1, Class A5, 1 mo. LIBOR + .35%, 1.58%, due 03/25/33	11,816,958
25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, due 03/25/38 (a)	19,625
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 4.73% due 03/25/38 (a)	58,875
22,838,072	National Collegiate VI Commutation Trust, Series 12-4VI, Class O, 144A, 1 mo. LIBOR + .85%, 2.08%, due 03/29/38(a)	9,096,404
5,623,264	Navient Private Education Loan Trust, Series 14-AA, Class A3, 144A, 1 mo. LIBOR + 1.60%, 2.83%, due 10/15/31	5,730,106
31,664,880	SLC Private Student Loan Trust, Series 06-A, Class C, Variable Rate, 3 mo. LIBOR + .45%, 1.75%, due 07/15/36	28,874,555
13,000,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 3.79% due 06/15/32 (a)	12,998,700
5,900,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 3.85% due 09/15/32 (a)	5,899,410
3,619,372	SLM Private Credit Student Loan Trust, Series 03-C, Class C, 3 mo. LIBOR + 1.60%, 2.85%, due 09/15/32	1,203,335
9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + .43%, 1.56%, due 09/15/33	8,446,769

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — continued
5,801,015	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 1.53%, due 12/15/38	5,575,615
47,615,000	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + .29%, 1.54%, due 06/15/39	45,440,871
11,931,000	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + .33%, 1.58%, due 06/15/39	11,354,060
6,175,036	SLM Private Credit Student Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .40%, 1.65%, due 06/15/39	5,872,192
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, 3 mo. LIBOR + .39%, 1.64%, due 12/15/39	2,020,721
6,000,000	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 3.48%, due 06/16/42	6,243,410
1,118,000	South Carolina Student Loan Corp., Series 14-1, Class A1, 1 mo. LIBOR + .75%, 1.98%, due 05/01/30	1,110,286

	Total Student Loans	307,856,419

	Time Share — 1.1%
789,814	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	793,042
2,577,953	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	2,627,885
1,281,989	Diamond Resorts Owner Trust, Series 13-2, Class A, 144A, 2.27%, due 05/20/26	1,276,412
833,927	Diamond Resorts Owner Trust, Series 13-2, Class B, 144A, 2.62%, due 05/20/26	832,252
1,766,265	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, Variable Rate, 3.50%, due 05/20/30	1,783,678
347,801	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	351,350
1,547,351	Sierra Timeshare Receivables Funding LLC, Series 13-2A, Class B, 144A, Variable Rate, 2.92%, due 11/20/25	1,549,334
327,353	Sierra Timeshare Receivables Funding LLC, Series 13-2A, Class C, 144A, Variable Rate, 4.75%, due 11/20/25	328,304
423,891	Sierra Timeshare Receivables Funding LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	423,991
1,625,420	Silverleaf Finance XVII LLC, Series 13-A, Class B, 144A, 3.67%, due 03/16/26	1,623,747
2,333,483	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	2,346,300

	Total Time Share	13,936,295

	Total Asset-Backed Securities	1,143,870,244

30	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	U.S. Government Agency — 11.8%
290,162	Agency for International Development Floater (Support of Jamaica), Variable Rate, 3 mo. LIBOR + .30%, 1.63%, due 10/01/18 (c)	288,571
7,406,250	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR — .02%, Zero Coupon due 02/01/25 (c)	7,095,640
7,125,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 1.63%, due 10/29/26 (c)	6,824,190
4,230,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 1.47%, due 07/01/23 (c)	4,090,741
2,500,000	Federal Home Loan Banks, 3 mo. LIBOR — .31%, 1.01%, due 08/15/18	2,496,267
100,000,000	Federal National Mortgage Association, TBA, 3.50%, due 09/18/32	104,378,910
20,000,000	Federal National Mortgage Association, TBA, 4.00%, due 09/13/47	21,128,906

	Total U.S. Government Agency	146,303,225

	TOTAL DEBT OBLIGATIONS (COST $1,258,443,502)	1,290,173,469

Par Value† / Shares	Description	Value ($)
	MUTUAL FUNDS — 3.3%

	United States — 3.3%
	Affiliated Issuers — 3.3%
1,640,656	GMO U.S. Treasury Fund	41,000,000

	TOTAL MUTUAL FUNDS (COST $41,000,000)	41,000,000

	SHORT-TERM INVESTMENTS — 1.3%

	Money Market Funds — 0.2%
2,854,852	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.93% (d)	2,854,852

	U.S. Government — 1.1%
7,000,000	U.S. Treasury Bill, 0.98%, due 12/07/17 (e)	6,981,590
7,000,000	U.S. Treasury Note, 0.88%, due 01/15/18 (e)	6,993,655

	Total U.S. Government	13,975,245

	TOTAL SHORT-TERM INVESTMENTS (COST $16,835,148)	16,830,097

PURCHASED OPTIONS — 0.1%

Description	Counterparty	Exercise Rate	Expiration Date	Principal Amount		Floating Rate Index	Pay/Receive Floating Rate	Notional Amount		Value ($)

Options on Credit Default Swaps – Puts — 0.1%
CDX.NA.HYS.28.V1-5Y	BOA	105.50%	10/18/17	USD	43,075,000	Fixed Spread	Pay	USD	43,075,000	153,846
CDX.NA.IGS.28.V1-5Y	CITI	62.50%	09/20/17	USD	85,970,000	Fixed Spread	Pay	USD	85,970,000	34,189
CDX.NA.IGS.28.V1-5Y	GS	62.50%	09/20/17	USD	172,380,000	Fixed Spread	Pay	USD	172,380,000	68,554
CDX.NA.HYS.28.V1-5Y	CITI	105.50%	10/18/17	USD	51,690,000	Fixed Spread	Pay	USD	51,690,000	184,615
CDX.NA.IGS.28.V1-5Y	CITI	75.00%	09/20/17	USD	129,750,000	Fixed Spread	Pay	USD	129,750,000	8,719

Total Options on Credit Default Swaps Puts	449,923

TOTAL PURCHASED OPTIONS (COST $1,541,915)	449,923

TOTAL INVESTMENTS — 108.5% (Cost $1,317,820,565)	1,348,453,489

See accompanying notes to the financial statements.	31

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	SECURITIES SOLD SHORT — (6.9)%

	Debt Obligations — (6.9)%
	U.S. Government Agency — (6.9)%
(67,000,000)	Federal National Mortgage Association, TBA, 3.00%, due 09/18/47	(69,187,968)
(16,000,000)	Federal National Mortgage Association, TBA, 3.50%, due 09/18/47	(16,579,678)

	Total U.S. Government Agency	(85,767,646)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $85,423,594)	(85,767,646)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $85,423,594)	(85,767,646)
	Other Assets and Liabilities (net) — (1.6%)	(19,384,430)

	TOTAL NET ASSETS — 100.0%	$1,243,301,413

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/20/2017	BCLY	EUR	5,392,751	USD	6,261,190	$(174,051)
10/20/2017	BCLY	USD	712,001	EUR	613,245	19,792

						$(154,259)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
155	U.S. Treasury Note 2 Yr. (CBT)	December 2017	$33,528,437	$14,375

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal Amount		Floating Rate Index	Pay/Receive Floating Rate	Notional Amount		Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.IGS.28.V1-5Y	GS	75.00%	09/20/17	USD	129,285,000	Fixed Spread	Pay	USD	129,285,000	(8,688)
CDX.NA.IGS.28V1-5Y	CITI	75.00%	10/18/17	USD	172,380,000	Fixed Spread	Pay	USD	172,380,000	(62,022)
CDX.NA.IGS.28.V1-5Y	CITI	75.00%	10/18/17	USD	85,970,000	Fixed Spread	Pay	USD	85,970,000	(30,932)
CDX.NA.HYS.28.V1- 5Y	JPM	102.00%	12/20/17	USD	103,380,000	Fixed Spread	Pay	USD	103,380,000	(401,892)

				TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS – PUTS (Premiums $998,213)						(503,534)

32	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Swap Contracts

Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
Buy Protection^:
MBIA, Inc.	GS	USD	21,650,000	5.00%	0.27%	N/A	12/20/2017	Quarterly	$(1,044,612)	$(311,257)	$733,355
CDX-NA.IGS.25.V1-5Y	CITI	USD	4,300,000	1.00%	0.44%	N/A	12/20/2020	Quarterly	548,250	(22,937)	(571,187)
CDX.NA.HYS.25.V1-5Y	BOA	USD	4,400,000	5.00%	2.42%	N/A	12/20/2020	Quarterly	369,771	(364,685)	(734,456)
CDX.NA.HYS.25.V1-5Y	JPM	USD	4,343,000	5.00%	2.42%	N/A	12/20/2020	Quarterly	(26,058)	(359,961)	(333,903)
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.84%	N/A	12/20/2020	Quarterly	710,844	(23,471)	(734,315)
CDX.NA.HYS.27.V1-5Y	NA	USD	16,270,650	5.00%	2.98%	N/A	12/20/2021	Quarterly	(764,721)	(1,266,524)	(501,803)
CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	3.85%	N/A	12/20/2021	Quarterly	21,450	(399,743)	(421,193)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	3.85%	N/A	12/20/2021	Quarterly	(11,825)	(200,337)	(188,512)
CDX.NA.IGS.27.V1-5Y	NA	USD	74,116,050	1.00%	0.50%	N/A	12/20/2021	Quarterly	(1,526,380)	(1,545,987)	(19,607)
ITRAXX-EUROPES26V1-5Y	NA	EUR	86,700,000	1.00%	0.48%	N/A	12/20/2021	Quarterly	(1,342,642)	(2,298,327)	(955,685)
ITRAXX-EUROPES26V1-5Y	NA	EUR	25,800,000	1.00%	0.48%	N/A	12/20/2021	Quarterly	(365,742)	(683,931)	(318,189)
CDX.NA.IGS.28.V1-5Y	NA	USD	17,200,000	1.00%	0.58%	N/A	06/20/2022	Quarterly	300,982	330,688	29,706
D.R. HORTON INC	BCLY	USD	17,200,000	1.00%	0.53%	N/A	06/20/2022	Quarterly	(165,250)	(376,689)	(211,439)
ITRAXX-EUROPES27V1-5Y	NA	EUR	25,800,000	1.00%	0.55%	N/A	06/20/2022	Quarterly	(327,126)	(660,988)	(333,862)
CMBX.NA.AA.7	CSI	USD	8,615,000	1.50%	1.00%	N/A	01/17/2047	Monthly	26,062	(24,140)	(50,202)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	1.01%	N/A	01/17/2047	Monthly	112,812	(38,347)	(151,159)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	1.01%	N/A	01/17/2047	Monthly	47,352	(39,262)	(86,614)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	1.01%	N/A	01/17/2047	Monthly	197,705	(145,350)	(343,055)
CMBX.NA.AS.7	MSCS	USD	13,270,000	1.00%	1.01%	N/A	01/17/2047	Monthly	205,782	(115,651)	(321,433)
CMBX.NA.AA.8	CSI	USD	4,446,000	1.50%	0.99%	N/A	10/17/2057	Monthly	132,548	55,353	(77,195)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	0.99%	N/A	10/17/2057	Monthly	247,717	110,706	(137,011)
CMBX.NA.AS.8	MSCS	USD	3,384,000	1.00%	1.00%	N/A	10/17/2057	Monthly	140,432	(15,938)	(156,370)
CMBX.NA.AS.8	CITI	USD	8,892,000	1.00%	1.00%	N/A	10/17/2057	Monthly	73,095	(41,880)	(114,975)
CMBX.NA.BBB-8	GS	USD	8,650,000	3.00%	0.83%	N/A	10/17/2057	Monthly	1,299,082	1,427,719	128,637
CMBX.NA.AAA.9	GS	USD	874,200	0.50%	0.99%	N/A	09/17/2058	Monthly	48,015	5,806	(42,209)
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	0.88%	N/A	09/17/2058	Monthly	950,085	511,636	(438,449)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	0.88%	N/A	09/17/2058	Monthly	346,611	204,655	(141,956)
CMBX.NA.BBB-.10	DB	USD	1,721,400	3.00%	0.90%	N/A	11/17/2059	Monthly	158,934	179,931	20,997
CMBX.NA.BBB-.10	GS	USD	3,446,000	3.00%	0.90%	N/A	11/17/2059	Monthly	319,628	360,196	40,568
CMBX.NA.BBB-.10	GS	USD	1,720,200	3.00%	0.90%	N/A	11/17/2059	Monthly	185,913	179,806	(6,107)
CMBX.NA.BBB-.6	CSI	USD	4,325,000	3.00%	0.86%	N/A	05/11/2063	Monthly	251,716	608,581	356,865
CMBX.NA.BBB-.6	CSI	USD	5,184,000	3.00%	0.86%	N/A	05/11/2063	Monthly	286,167	729,452	443,285
CMBX.NA.BBB-.6	DB	USD	4,376,500	3.00%	0.86%	N/A	05/11/2063	Monthly	289,540	615,827	326,287

Sell Protection^:
CDX.NA.HYS.25.V2-5Y	CITI	USD	17,300,000	5.00%	0.86%	17,300,000 USD	12/20/2020	Quarterly	2,244,194	2,330,259	86,065
CDX.NA.HYS.27.V2-5Y	GS	USD	12,870,000	5.00%	1.41%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,929,293	272,280
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	1.41%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	1,289,193	145,393
ITRAXX-EUROPES26V1-5Y	BOA	EUR	173,400,000	1.00%	0.21%	173,400,000 EUR	12/20/2021	Quarterly	6,208,893	7,060,908	852,015
ITRAXX-EUROPES26V1-5Y	BOA	EUR	8,640,000	1.00%	0.21%	8,640,000 EUR	12/20/2021	Quarterly	287,718	351,824	64,106
ITRAXX-EUROPES26V1-5Y	BOA	EUR	43,200,000	1.00%	0.36%	43,200,000 EUR	12/20/2021	Quarterly	1,467,393	1,759,119	291,726

									$14,705,148	$11,105,547	$(3,599,601)

^	Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes to the financial statements.	33

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

(1)	As of August 31, 2017, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
1.27%	3 Month USD LIBOR	N/A	USD	10,495,000	03/10/2021	Quarterly	$—	$140,428	$140,428
1.75%	3 Month USD LIBOR	N/A	USD	11,248,000	03/16/2021	Quarterly	(147,476)	(35,014)	112,462
2.00%	3 Month USD LIBOR	N/A	USD	19,668,000	04/16/2025	Quarterly	(91,173)	(63,368)	27,805
1.65%	3 Month USD LIBOR	N/A	USD	10,466,000	05/19/2026	Quarterly	252,588	317,052	64,464
1.60%	3 Month USD LIBOR	N/A	USD	1,069,000	06/10/2026	Quarterly	—	37,255	37,255
1.42%	3 Month USD LIBOR	N/A	USD	8,168,000	07/20/2026	Quarterly	30,724	411,095	380,371
1.46%	3 Month USD LIBOR	N/A	USD	12,133,000	08/17/2026	Quarterly	715,384	579,343	(136,041)
2.12%	3 Month USD LIBOR	N/A	USD	7,797,000	06/23/2027	Quarterly	—	(42,532)	(42,532)

							$760,047	$1,344,259	$584,212

Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
Total Return on iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	GS	USD	25,000,000	12/20/2017	Quarterly	$22,110	$128,548	$106,438
Total Return on iBoxx USD Liquid Leveraged Loans Index	1 Month USD LIBOR	GS	USD	15,000,000	12/20/2017	Quarterly	20,695	135,384	114,689
Total Return on iBoxx USD Liquid Leveraged Loans Index	3 Month USD LIBOR	JPM	USD	10,000,000	12/20/2017	Quarterly	9,905	58,142	48,237

							$52,710	$322,074	$269,364

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

34	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

◆	These securities are primarily backed by subprime mortgages.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Security is in default.

(c)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2017.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

See accompanying notes to the financial statements.	35

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.2%
Other	(0.2)

100.0%

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.2%

	United States — 100.2%
	U.S. Government Agency — 11.1%
37,300,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 11/08/17	37,228,123
50,000,000	Federal Home Loan Banks, 0.88%, due 10/01/18	49,772,250
25,000,000	Federal Home Loan Banks, 1 mo. LIBOR — .09%, 1.14%, due 01/14/19	24,993,343
100,000,000	Federal Home Loan Banks, 3 mo. LIBOR — .16%, 1.16%, due 01/28/19	99,979,661
25,000,000	Federal Home Loan Banks, 1 mo. LIBOR — .08%, 1.15%, due 04/26/19	24,991,820

	Total U.S. Government Agency	236,965,197

	U.S. Government — 84.8%
97,000,000	U.S. Treasury Bill, 1.08%, due 10/05/17 (a)	96,899,228
156,000,000	U.S. Treasury Bill, 1.10%, due 10/19/17 (a)	155,769,761
19,500,000	U.S. Treasury Bill, 0.97%, due 11/24/17 (a)	19,456,263
16,500,000	U.S. Treasury Bill, 0.98%, due 12/07/17 (a)	16,456,604
23,000,000	U.S. Treasury Bill, 0.94%, due 12/14/17 (a)	22,938,207
35,000,000	U.S. Treasury Bill, 1.01%, due 12/28/17 (a)	34,885,565
100,000,000	U.S. Treasury Bill, 1.17%, due 01/02/18 (a)	99,641,250
75,000,000	U.S. Treasury Bill, 1.02%, due 01/11/18 (a)	74,722,250
107,000,000	U.S. Treasury Bill, 1.06%, due 02/01/18 (a)	106,523,649
19,000,000	U.S. Treasury Bill, 1.06%, due 02/08/18 (a)	18,911,544
15,000,000	U.S. Treasury Bill, 1.07%, due 02/15/18 (a)	14,926,416
23,000,000	U.S. Treasury Note, 1.00%, due 09/15/17	22,999,784
299,000,000	U.S. Treasury Note, 0.75%, due 10/31/17	298,844,520
52,000,000	U.S. Treasury Note, 0.88%, due 11/30/17	51,973,550
123,700,000	U.S. Treasury Note, 2.25%, due 11/30/17	124,053,076
95,000,000	U.S. Treasury Note, 1.00%, due 12/15/17	94,972,194
65,000,000	U.S. Treasury Note, 0.88%, due 01/15/18	64,941,083
42,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	41,917,969
50,000,000	U.S. Treasury Note, 2.75%, due 02/28/18	50,402,235

Par Value† / Shares	Description	Value ($)
	U.S. Government — continued
50,000,000	U.S. Treasury Note, 0.75%, due 03/31/18	49,875,000
56,000,000	U.S. Treasury Note, 2.88%, due 03/31/18	56,546,991
50,000,000	U.S. Treasury Note, 1.13%, due 06/15/18	49,958,985
50,000,000	U.S. Treasury Note, 0.75%, due 08/31/18	49,757,813
200,000,000	U.S. Treasury Note, USBM + 0.07%, 1.09%, due 04/30/19	200,074,746

	Total U.S. Government	1,817,448,683

	Money Market Funds — 0.1%
2,018,447	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.93% (b)	2,018,447

	Repurchase Agreements — 4.2%
89,982,528	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/31/17, maturing on 09/01/17 with a maturity value of $89,985,328 and an effective yield of 1.12%, collateralized by a U.S. Treasury Note with maturity date 07/15/18 and a market value of $91,829,665.	89,982,528

	TOTAL SHORT-TERM INVESTMENTS (COST $2,146,414,907)	2,146,414,855

	TOTAL INVESTMENTS — 100.2% (Cost $2,146,414,907)	2,146,414,855
	Other Assets and Liabilities (net) — (0.2%)	(4,459,821)

	TOTAL NET ASSETS — 100.0%	$2,141,955,034

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 38.

See accompanying notes to the financial statements.	37

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC

Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty

Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security

Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP – Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

TBA - To Be Announced-Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

USGG - U.S. Generic Government

VRRB - Variable Rate Reduction Bond

The rates shown on variable rate notes are the current interest rates at August 31, 2017, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DEM - Deutsche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

38	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Emerging Country Debt Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$350,024,369	$18,398,826	$96,289,253
Investments in unaffiliated issuers, at value (Note 2)(b)	1,269,547,142	801,132,445	24,602,567	4,038,984,863
Foreign currency, at value (Note 2)(c)	—	10	—	2
Cash	—	—	—	3,089,479
Receivable for swap contracts sold	—	—	2,466	—
Dividends and interest receivable	1,997,718	1,505,034	302,562	63,644,356
Unrealized appreciation on open forward currency contracts (Note 4)	27,019,862	509,010	273,231	—
Receivable for variation margin on open futures contracts (Note 4)	—	185,392	6,167	—
Due from broker (Note 2)	4,567,719	4,871,058	206,777	7,736,800
Receivable for open OTC swap contracts (Note 4)	—	—	—	11,438,702
Interest receivable for open OTC swap contracts	—	—	—	1,248,187
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	29,047	111,936	12,883	5,800
Receivable for options (Note 4)(d)	—	—	—	254,291
Miscellaneous receivable	13,623	—	—	66,970

Total assets	1,303,175,111	1,158,339,254	43,805,479	4,222,758,703

Liabilities:
Foreign currency due to custodian	5,566	—	485	—
Payable for Fund shares repurchased	—	6,937,206	—	8,694,497
Payable for purchases of delayed delivery securities	—	151,785,081	—	—
Payable to affiliate for (Note 5):
Management fee	272,130	214,030	9,551	1,217,774
Shareholder service fee	80,032	86,382	5,731	391,885
Payable for variation margin on open cleared swap contracts (Note 4)	147,771	181,800	10,368	216,394
Unrealized depreciation on open forward currency contracts (Note 4)	29,189,532	729,514	742,253	1,927,031
Interest payable for open OTC swap contracts	—	—	—	943,961
Payable for open OTC swap contracts (Note 4)	—	—	—	50,373,817
Payable for reverse repurchase agreements (Note 2)	—	—	—	30,597,639
Payable for options (Note 4)(d)	—	—	—	2,315,251
Payable to agents unaffiliated with GMO	217	93	—	682
Payable to Trustees and related expenses	2,265	38	28	3,021
Accrued expenses	282,107	127,676	102,986	674,972

Total liabilities	29,979,620	160,061,820	871,402	97,356,924

Net assets	$1,273,195,491	$998,277,434	$42,934,077	$4,125,401,779

(a) Cost of investments – affiliated issuers:	$—	$343,413,717	$17,405,017	$93,156,925
(b) Cost of investments – unaffiliated issuers:	$1,256,375,272	$791,170,785	$24,244,220	$3,858,420,108
(c) Cost of foreign currency:	$—	$10	$—	$6
(d) Premiums on options:	$—	$—	$—	$5,641,071

See accompanying notes to the financial statements.	39

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Emerging Country Debt Fund
Net assets consist of:
Paid-in capital	$1,315,948,381	$1,003,192,414	$50,943,946	$4,036,790,888
Accumulated undistributed (distributions in excess of) net investment income	14,323,849	5,354,186	96,122	71,552,722
Accumulated net realized gain (loss)	(66,435,172)	(26,549,756)	(8,978,544)	(166,175,928)
Net unrealized appreciation (depreciation)	9,358,433	16,280,590	872,553	183,234,097

	$1,273,195,491	$998,277,434	$42,934,077	$4,125,401,779

Net assets attributable to:
Class III	$239,828,089	$13,696,310	$42,934,077	$1,058,867,960

Class IV	$—	$984,581,124	$—	$3,066,533,819

Class VI	$1,033,367,402	$—	$—	$—

Shares outstanding:
Class III	10,709,622	629,791	1,610,260	34,999,033

Class IV	—	45,157,125	—	101,501,075

Class VI	45,971,310	—	—	—

Net asset value per share:
Class III	$22.39	$21.75	$26.66	$30.25

Class IV	$—	$21.80	$—	$30.21

Class VI	$22.48	$—	$—	$—

40	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Opportunistic Income Fund	U.S. Treasury Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$41,000,000	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	1,307,453,489	2,146,414,855
Cash	870,877	—
Receivable for investments sold	86,667,616	99,758,981
Dividends and interest receivable	3,634,251	3,436,005
Unrealized appreciation on open forward currency contracts (Note 4)	19,792	—
Receivable for variation margin on open futures contracts (Note 4)	2,421	—
Due from broker (Note 2)	3,681,623	—
Receivable for open OTC swap contracts (Note 4)	20,032,338	—
Interest receivable for open OTC swap contracts	989,748	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	41,882	180,968
Miscellaneous receivable	11,879	—

Total assets	1,464,405,916	2,249,790,809

Liabilities:
Investments sold short, at value (Note 2) (c)	85,767,646	—
Foreign currency due to custodian	8,482	—
Payable for investments purchased	2,622,352	99,642,958
Payable for Fund shares repurchased	2,969,867	7,277,305
Payable for purchases of delayed delivery securities	125,210,157	—
Payable to affiliate for (Note 5):
Management fee	424,188	152,883
Shareholder service fee	58,327	—
Payable for variation margin on open cleared swap contracts (Note 4)	264,624	—
Dividend payable	—	521,826
Unrealized depreciation on open forward currency contracts (Note 4)	174,051	—
Interest payable for open OTC swap contracts	399,839	—
Payable for open OTC swap contracts (Note 4)	2,479,648	—
Written options outstanding, at value (Note 4)(d)	503,534	—
Payable to agents unaffiliated with GMO	186	436
Payable to Trustees and related expenses	1,261	2,648
Accrued expenses	220,341	237,719

Total liabilities	221,104,503	107,835,775

Net assets	$1,243,301,413	$2,141,955,034

(a) Cost of investments – affiliated issuers:	$41,000,000	$—
(b) Cost of investments – unaffiliated issuers:	$1,276,820,565	$2,146,414,907
(c) Proceeds from securities sold short:	$85,423,594	$—
(d) Premiums on written options:	$998,213	$—

See accompanying notes to the financial statements.	41

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:
Paid-in capital	$1,315,661,323	$2,142,671,445
Accumulated undistributed (distributions in excess of) net investment income	27,577,790	—
Accumulated net realized gain (loss)	(127,840,675)	(716,359)
Net unrealized appreciation (depreciation)	27,902,975	(52)

	$1,243,301,413	$2,141,955,034

Net assets attributable to:
Core Class	$—	$2,141,955,034

Class VI	$1,243,301,413	$—

Shares outstanding:
Core Class	—	85,700,029

Class VI	46,941,714	—

Net asset value per share:
Core Class	$—	$24.99

Class VI	$26.49	$—

42	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2017 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Emerging Country Debt Fund
Investment Income:
Interest	$15,495,659	$2,998,741	$278,774	$131,402,087
Dividends from affiliated issuers (Note 10)	—	1,734,125	132,363	442,708
Dividends from unaffiliated issuers	16,015	1,633,532	1,107	433,822

Total investment income	15,511,674	6,366,398	412,244	132,278,617

Expenses:
Management fee (Note 5)	1,779,268	880,839	67,823	7,182,848
Shareholder service fee – Class III (Note 5)	205,684	15,107	40,694	784,231
Shareholder service fee – Class IV (Note 5)	—	342,264	—	1,529,421
Shareholder service fee – Class VI (Note 5)	316,022	—	—	—
Audit and tax fees	46,712	49,140	45,912	85,276
Custodian, fund accounting agent and transfer agent fees	120,032	36,180	19,732	568,952
Legal fees	25,452	14,422	3,252	37,376
Registration fees	1,568	3,448	1,520	14,136
Trustees’ fees and related expenses (Note 5)	18,150	6,866	634	48,105
Interest expense (Note 2)	41,943	4,412	315	31,701
Miscellaneous	9,900	4,412	4,502	32,480

Total expenses	2,564,731	1,357,090	184,384	10,314,526
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(195,208)	(98,646)	(72,216)	—
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(340,898)	(11,666)	(29,968)
Indirectly incurred shareholder service fee waived or borne by GMO (Note 5)	—	(55,964)	(2,458)	(4,121)

Net expenses	2,369,523	861,582	98,044	10,280,437

Net investment income (loss)	13,142,151	5,504,816	314,200	121,998,180

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(282,841)	1,608,112	(46,033)	58,563,487
Investments in affiliated issuers	—	(32,256)	338,058	(4,802)
Futures contracts	—	2,481,173	358,084	—
Options	—	—	—	2,182,287
Swap contracts	393,407	1,470,687	(23,353)	(100,658)
Forward currency contracts	(2,186,171)	(934,584)	(2,227,945)	(4,748,495)
Foreign currency and foreign currency related transactions	40,676	199,175	14,305	(362,103)

Net realized gain (loss)	(2,034,929)	4,792,307	(1,586,884)	55,529,716

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	178,562	8,193,609	3,195,503	90,817,478
Investments in affiliated issuers	—	5,591,581	(130,312)	373,179
Futures contracts	—	102,001	(168,083)	—
Options	—	—	—	(590,060)
Swap contracts	4,027,900	19,993	133,687	(9,172,455)
Forward currency contracts	(562,596)	(225,459)	(676,304)	(2,128,492)
Foreign currency and foreign currency related transactions	(5,245)	(1)	26,772	425,651

Net change in unrealized appreciation (depreciation)	3,638,621	13,681,724	2,381,263	79,725,301

Net realized and unrealized gain (loss)	1,603,692	18,474,031	794,379	135,255,017

Net increase (decrease) in net assets resulting from operations	$14,745,843	$23,978,847	$1,108,579	$257,253,197

See accompanying notes to the financial statements.	43

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2017 (Unaudited) — (Continued)

	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:
Interest	$32,483,352	$10,894,520
Dividends from affiliated issuers (Note 10)	108,782	—
Dividends from unaffiliated issuers	22,559	—

Total investment income	32,614,693	10,894,520

Expenses:
Management fee (Note 5)	2,584,172	1,005,656
Shareholder service fee – Class VI (Note 5)	355,323	—
Audit and tax fees	83,720	25,492
Custodian, fund accounting agent and transfer agent fees	126,412	149,712
Legal fees	19,584	17,960
Registration fees	752	652
Trustees’ fees and related expenses (Note 5)	15,542	30,763
Interest expense (Note 2)	1,996	—
Miscellaneous	22,732	9,652

Total expenses	3,210,233	1,239,887
Indirectly incurred management fees waived or borne by GMO (Note 5)	(247,584)	(1,204,548)

Net expenses	2,962,649	35,339

Net investment income (loss)	29,652,044	10,859,181

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(3,609,987)	(667,910)
Investments in affiliated issuers	(31,850)	—
Investments in securities sold short	(899,453)	—
Futures contracts	2,130,447	—
Written options	1,868,497	—
Swap contracts	(3,581,221)	—
Forward currency contracts	(407,367)	—
Foreign currency and foreign currency related transactions	(8,855)	—

Net realized gain (loss)	(4,539,789)	(667,910)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	16,239,636	67,390
Investments in affiliated issuers	20,329	—
Investments in securities sold short	(180,579)	—
Futures contracts	14,375	—
Written options	(109,027)	—
Swap contracts	(867,274)	—
Forward currency contracts	(229,548)	—
Foreign currency and foreign currency related transactions	5,333	—

Net change in unrealized appreciation (depreciation)	14,893,245	67,390

Net realized and unrealized gain (loss)	10,353,456	(600,520)

Net increase (decrease) in net assets resulting from operations	$40,005,500	$10,258,661

44	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,142,151	$18,537,024	$5,504,816	$1,217,245
Net realized gain (loss)	(2,034,929)	(36,813,549)	4,792,307	1,977,452
Change in net unrealized appreciation (depreciation)	3,638,621	18,097,433	13,681,724	3,180,345

Net increase (decrease) in net assets from operations	14,745,843	(179,092)	23,978,847	6,375,042

Distributions to shareholders from:
Net investment income
Class III	—	—	(31,315)	(240,429)
Class IV	—	—	(1,247,912)	(3,760,584)

Total distributions from net investment income	—	—	(1,279,227)	(4,001,013)

Net share transactions (Note 9):
Class III	(45,166,969)	(70,279,130)	(9,063,729)	(30,050,465)
Class IV	—	—	396,035,964	349,034,173
Class VI	(188,376,975)	(678,881,916)	—	—

Increase (decrease) in net assets resulting from net share transactions	(233,543,944)	(749,161,046)	386,972,235	318,983,708

Total increase (decrease) in net assets	(218,798,101)	(749,340,138)	409,671,855	321,357,737

Net assets:
Beginning of period	1,491,993,592	2,241,333,730	588,605,579	267,247,842

End of period	$1,273,195,491	$1,491,993,592	$998,277,434	$588,605,579

Accumulated undistributed (distributions in excess of) net investment income	$14,323,849	$1,181,698	$5,354,186	$1,128,597

See accompanying notes to the financial statements.	45

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Currency Hedged International Bond Fund		Emerging Country Debt Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$314,200	$724,543	$121,998,180	$280,182,427
Net realized gain (loss)	(1,586,884)	3,177,910	55,529,716	113,177,971
Change in net unrealized appreciation (depreciation)	2,381,263	(2,205,960)	79,725,301	332,027,309

Net increase (decrease) in net assets from operations	1,108,579	1,696,493	257,253,197	725,387,707

Distributions to shareholders from:
Net investment income
Class III	(814,088)	(2,050,085)	(20,482,589)	(62,354,207)
Class IV	—	—	(64,000,017)	(215,087,917)

Total distributions from net investment income	(814,088)	(2,050,085)	(84,482,606)	(277,442,124)

Net share transactions (Note 9):
Class III	(16,593,037)	(1,932,534)	(55,632,735)	142,444,973
Class IV	—	—	(79,685,746)	(438,892,230)

Increase (decrease) in net assets resulting from net share transactions	(16,593,037)	(1,932,534)	(135,318,481)	(296,447,257)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	695,229	1,373,509
Class IV	—	—	2,009,353	4,896,963

Increase in net assets resulting from purchase premiums and redemption fees	—	—	2,704,582	6,270,472

Total increase (decrease) in net assets resulting from net share transactions	(16,593,037)	(1,932,534)	(132,613,899)	(290,176,785)

Total increase (decrease) in net assets	(16,298,546)	(2,286,126)	40,156,692	157,768,798

Net assets:
Beginning of period	59,232,623	61,518,749	4,085,245,087	3,927,476,289

End of period	$42,934,077	$59,232,623	$4,125,401,779	$4,085,245,087

Accumulated undistributed (distributions in excess of) net investment income	$96,122	$596,010	$71,552,722	$34,037,148

46	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$29,652,044	$59,643,313	$10,859,181	$15,360,860
Net realized gain (loss)	(4,539,789)	(5,837,862)	(667,910)	1,442,520
Change in net unrealized appreciation (depreciation)	14,893,245	58,780,529	67,390	162,701

Net increase (decrease) in net assets from operations	40,005,500	112,585,980	10,258,661	16,966,081

Distributions to shareholders from:
Net investment income
Core Class	—	—	(10,859,181)	(15,360,860)
Class VI	(6,473,469)	(37,550,318)	—	—

Total distributions from net investment income	(6,473,469)	(37,550,318)	(10,859,181)	(15,360,860)

Net realized gains
Core Class	—	—	—	(1,586,333)

Total distributions from net realized gains	—	—	—	(1,586,333)

Net share transactions (Note 9):
Core Class	—	—	(524,141,585)	(1,366,825,724)
Class VI	(302,640,977)	(213,820,554)	—	—

Increase (decrease) in net assets resulting from net share transactions	(302,640,977)	(213,820,554)	(524,141,585)	(1,366,825,724)

Purchase premiums and redemption fees (Notes 2 and 9):
Class VI	1,516,525	1,659,519	—	—

Increase in net assets resulting from purchase premiums and redemption fees	1,516,525	1,659,519	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(301,124,452)	(212,161,035)	(524,141,585)	(1,366,825,724)

Total increase (decrease) in net assets	(267,592,421)	(137,125,373)	(524,742,105)	(1,366,806,836)

Net assets:
Beginning of period	1,510,893,834	1,648,019,207	2,666,697,139	4,033,503,975

End of period	$1,243,301,413	$1,510,893,834	$2,141,955,034	$2,666,697,139

Accumulated undistributed (distributions in excess of) net investment income	$27,577,790	$4,399,215	$—	$—

See accompanying notes to the financial statements.	47

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares												Class VI Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016		2015		2014		2013				2017		2016		2015		2014		2013
Net asset value, beginning of period	$22.15		$22.16		$26.36		$24.57		$24.43		$24.60		$22.23		$22.21		$26.40		$24.60		$24.46		$24.61

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.18		0.01		0.38		0.00	(b)	(0.02)		0.21		0.21		0.06		0.22		0.03		0.01
Net realized and unrealized gain (loss)	0.04		(0.19)		(2.58)		2.48		0.17		0.12		0.04		(0.19)		(2.61)		2.68		0.16		0.11

Total from investment operations	0.24		(0.01)		(2.57)		2.86		0.17		0.10		0.25		0.02		(2.55)		2.90		0.19		0.12

Less distributions to shareholders:
From net investment income	—		—		(1.63)		(0.67)		(0.03)		(0.01)		—		—		(1.64)		(0.70)		(0.05)		(0.01)
From net realized gains	—		—		—		(0.40)		—		(0.26)		—		—		—		(0.40)		—		(0.26)

Total distributions	—		—		(1.63)		(1.07)		(0.03)		(0.27)		—		—		(1.64)		(1.10)		(0.05)		(0.27)

Net asset value, end of period	$22.39		$22.15		$22.16		$26.36		$24.57		$24.43		$22.48		$22.23		$22.21		$26.40		$24.60		$24.46

Total Return(c)	1.08	%**	(0.05)%		(9.88)%		11.92%		0.72%		0.42%		1.12	%**	0.09%		(9.79)%		12.05%		0.79%		0.52%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$239,828		$282,272		$352,828		$421,910		$260,775		$91,186		$1,033,367		$1,209,721		$1,888,505		$4,652,197		$2,849,433		$88,029
Net operating expenses to average daily net assets	0.40	%*	0.41	%(e)	0.40	%(e)	0.40	%(e)	0.40	%(d)(e)	0.40	%(e)	0.31	%*	0.31	%(e)	0.31	%(e)	0.31	%(e)	0.31	%(d)(e)	0.31	%(e)
Interest and/or dividend expenses to average daily net assets(g)	0.01	%*	0.00	%(f)	0.02%		0.01%		0.00	%(f)	0.00%		0.01	%*	0.00	%(f)	0.02%		0.01%		0.00	%(f)	—
Total net expenses to average daily net assets	0.41	%*	0.41	%(e)	0.42	%(e)	0.41	%(e)	0.40	%(e)	0.40	%(e)	0.32	%*	0.31	%(e)	0.33	%(e)	0.32	%(e)	0.31	%(e)	0.31	%(e)
Net investment income (loss) to average daily net assets(a)	1.76	%*	0.81%		0.03%		1.49%		0.01%		(0.08)%		1.87	%*	0.94%		0.27%		0.84%		0.13%		0.02%
Portfolio turnover rate	55	%(h)**	130	%(h)	177%		177%		32%		233%		55	%(h)**	130	%(h)	177%		177%		32%		233%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.02%		0.03%		0.02%		0.02%		0.08%		0.03	%*	0.02%		0.03%		0.02%		0.02%		0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Ratio is less than 0.01%.
(g)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(h)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 126% and 55%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

48	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)		2016(a)	2015(a)		2014(a)		2013(a)				2017(a)		2016(a)	2015(a)		2014(a)		2013(a)
Net asset value, beginning of period	$21.10		$21.39		$23.43	$22.35		$22.23		$21.39		$21.15		$21.45		$23.49	$22.41		$22.29		$21.42

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.17		0.26		0.24	0.21		0.21		0.21		0.17		0.24		0.27	0.21		0.21		0.24
Net realized and unrealized gain (loss)	0.52		0.25		(1.14)	1.83		0.24		1.62		0.52		0.29		(1.17)	1.83		0.27		1.62

Total from investment operations	0.69		0.51		(0.90)	2.04		0.45		1.83		0.69		0.53		(0.90)	2.04		0.48		1.86

Less distributions to shareholders:
From net investment income	(0.04)		(0.80)		(1.14)	(0.96)		(0.33)		(0.99)		(0.04)		(0.83)		(1.14)	(0.96)		(0.36)		(0.99)

Total distributions	(0.04)		(0.80)		(1.14)	(0.96)		(0.33)		(0.99)		(0.04)		(0.83)		(1.14)	(0.96)		(0.36)		(0.99)

Net asset value, end of period	$21.75		$21.10		$21.39	$23.43		$22.35		$22.23		$21.80		$21.15		$21.45	$23.49		$22.41		$22.29

Total Return(c)	3.27	%**	2.44%		(3.93)%	9.25%		2.15%		8.67%		3.29	%**	2.55%		(3.91)%	9.32%		2.15%		8.85%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,696		$22,172		$52,187	$51,045		$48,632		$48,831		$984,581		$566,433		$215,060	$191,054		$191,571		$190,527
Net operating expenses to average daily net assets(d)	0.29	%*	0.35%		0.35%	0.37%		0.38%		0.38	%(e)	0.24	%*	0.30%		0.30%	0.32%		0.33%		0.33	%(e)
Interest and/or dividend expenses to average daily net assets(g)	0.00	%(f)*	0.00	%(f)	0.01%	0.00	%(f)	0.00	%(f)	—		0.00	%*(f)	0.00	%(f)	0.01%	0.00	%(f)	0.00	%(f)	—
Total net expenses to average daily net assets(d)	0.29	%*	0.35%		0.36%	0.37%		0.38%		0.38	%(e)	0.24	%*	0.30%		0.31%	0.32%		0.33%		0.33	%(e)
Net investment income (loss) to average daily net assets(b)	1.55	%*	1.21%		1.14%	0.89%		0.95%		1.02%		1.56	%*	1.10%		1.17%	0.94%		0.99%		1.07%
Portfolio turnover rate	83	%(h)**	216	%(h)	21%	128%		87%		135%		83	% (h)**	216	%(h)	21%	128%		87%		135%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.14	%*	0.30%		0.21%	0.15%		0.12%		0.13%		0.14	%*	0.26%		0.21%	0.15%		0.12%		0.13%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratio is less than 0.01%.
(g)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(h)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 325% and 89%, respectively, of the average value of its portfolio.
(i)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	49

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)		2016(a)	2015(a)		2014(a)		2013(a)
Net asset value, beginning of period	$26.50		$26.67		$29.70	$26.70		$26.28		$25.05

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.15		0.32		0.27	0.33		0.36		0.42
Net realized and unrealized gain (loss)	0.42		0.42		(0.72)	4.14		0.42		1.92

Total from investment operations	0.57		0.74		(0.45)	4.47		0.78		2.34

Less distributions to shareholders:
From net investment income	(0.41)		(0.91)		(2.58)	(1.47)		(0.33)		(1.11)
Return of capital	—		—		—	—		(0.03)		—

Total distributions	(0.41)		(0.91)		(2.58)	(1.47)		(0.36)		(1.11)

Net asset value, end of period	$26.66		$26.50		$26.67	$29.70		$26.70		$26.28

Total Return(c)	2.18	%**	2.79%		(1.17)%	17.02%		3.04%		9.43%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,934		$59,233		$61,519	$71,891		$71,837		$69,527
Net operating expenses to average daily net assets(d)	0.36	%*	0.40%		0.38%	0.36%		0.39%		0.40%
Interest and/or dividend expenses to average daily net assets(f)	0.00	%(e)*	0.00	%(e)	0.01%	0.00	%(e)	0.00	%(e)	—
Total net expenses to average daily net assets(d)	0.36	%*	0.40%		0.39%	0.36%		0.39%		0.40%
Net investment income (loss) to average daily net assets(b)	1.16	%*	1.17%		1.03%	1.19%		1.41%		1.61%
Portfolio turnover rate	—	(g)**	—	(g)	69%	117%		13%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.32	%*	0.31%		0.58%	0.27%		0.24%		0.27%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Ratio is less than 0.01%.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 21% and 24%, respectively, of the average value of its portfolio.
(h)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

50	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)		2016(a)		2015(a)		2014(a)		2013(a)				2017(a)		2016(a)		2015(a)		2014(a)		2013(a)
Net asset value, beginning of period	$28.99		$26.01		$28.47		$29.31		$31.02		$28.77		$28.95		$25.98		$28.44		$29.28		$30.99		$28.74

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.88		1.94		1.53		1.77	(c)	1.80		2.31		0.89		1.95		1.53		1.80	(c)	1.80		2.37
Net realized and unrealized gain (loss)	1.00		3.01	(d)	(2.04)		(0.03)		(1.77)		2.46		1.00		3.01	(d)	(2.01)		(0.06)		(1.74)		2.43

Total from investment operations	1.88		4.95		(0.51)		1.74		0.03		4.77		1.89		4.96		(0.48)		1.74		0.06		4.80

Less distributions to shareholders:
From net investment income	(0.62)		(1.97)		(1.95)		(2.58)		(1.74)		(2.52)		(0.63)		(1.99)		(1.98)		(2.58)		(1.77)		(2.55)

Total distributions	(0.62)		(1.97)		(1.95)		(2.58)		(1.74)		(2.52)		(0.63)		(1.99)		(1.98)		(2.58)		(1.77)		(2.55)

Net asset value, end of period	$30.25		$28.99		$26.01		$28.47		$29.31		$31.02		$30.21		$28.95		$25.98		$28.44		$29.28		$30.99

Total Return(e)	6.56	%**	19.47%		(1.77)%		6.03%		0.27%		17.04%		6.59	%**	19.50%		(1.73)%		6.07%		0.33%		17.14%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,058,868		$1,067,086		$827,667		$746,182		$582,639		$427,339		$3,066,534		$3,018,159		$3,099,809		$3,262,104		$2,465,331		$1,908,041
Net operating expenses to average daily net assets(f)	0.54	%*	0.54%		0.54%		0.56%		0.56	%(g)	0.60	%(g)	0.49	%*	0.49%		0.49%		0.51%		0.51	%(g)	0.55	%(g)
Interest and/or dividend expenses to average daily net assets(h)	0.00	%(i)	—		0.00	%(i)	—		—		0.02%		0.00	%(i)	—		0.00	%(i)	—		—		0.02%
Total net expenses to average daily net assets(f)	0.54	%*	0.54%		0.54%		0.56%		0.56	%(g)	0.62	%(g)	0.49	%*	0.49%		0.49%		0.51%		0.51	%(g)	0.57	%(g)
Net investment income (loss) to average daily net assets(b)	5.91	%*	6.76%		5.58%		5.86	%(j)	5.99%		7.75%		5.96	%*	6.81%		5.60%		5.93	%(j)	6.02%		7.84%
Portfolio turnover rate	13	%(k)**	21	%(k)	20%		18%		27%		36%		13	%(k)**	21	%(k)	20%		18%		27%		36%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(l)	0.00	%(i)*	0.00	%(i)	0.00	%(i)	0.00	%(i)	—		0.00	%(i)	0.00	%(i)*	0.00	%(i)	0.00	%(i)	0.00	%(i)	—		0.00	%(i)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.04	(a)	$0.04	(a)	$0.06	(a)	$0.05	(a)	$0.08	(a)	$0.02		$0.04	(a)	$0.04	(a)	$0.06	(a)	$0.05	(a)	$0.08	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Includes income per share of $0.06 and $0.09, respectively, as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income per share would have been $1.71 and $1.71, respectively. These per share amounts have been adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(d)	Includes realized gain per share of $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $2.78 and $2.78, respectively.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(i)	Ratio is less than 0.01%.
(j)	Includes income of $0.24 and $0.24, respectively, of average daily net assets as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income to average daily net assets would have been 5.62% and 5.69%, respectively.
(k)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 23% and 13%, respectively, of the average value of its portfolio.
(l)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class VI Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016		2015(a)		2014(a)(b)		2013(a)
Net asset value, beginning of period	$25.78		$24.57		$24.80		$24.22		$24.22		$22.54

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.60		0.96		0.53		0.54		0.84		1.05
Net realized and unrealized gain (loss)	0.25		0.89		(0.34)		0.42		0.14		1.54

Total from investment operations	0.85		1.85		0.19		0.96		0.98		2.59

Less distributions to shareholders:
From net investment income	(0.14)		(0.64)		(0.42)		(0.38)		(0.56)		(0.35)
From net realized gains	—		—		—		—		(0.42)		(0.56)

Total distributions	(0.14)		(0.64)		(0.42)		(0.38)		(0.98)		(0.91)

Net asset value, end of period	$26.49		$25.78		$24.57	(d)	$24.80		$24.22		$24.22

Total Return(e)	3.29	%**	7.62%		0.77%		3.98%		4.27%		11.62%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,243,301		$1,510,894		$1,648,019		$1,790,805		$2,111,080		$812,020
Net operating expenses to average daily net assets(f)	0.46	%*	0.33%		0.31%		0.31%		0.31	%(g)	0.31	%(g)
Interest and/or dividend expenses to average daily net assets(i)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	—		—
Total net expenses to average daily net assets(f)	0.46	%*	0.33%		0.31%		0.31%		0.31	%(g)	0.31	%(g)
Net investment income (loss) to average daily net assets(c)	4.59	%*	3.82%		2.13%		2.18%		3.51%		4.36%
Portfolio turnover rate	101	%(j)**	66	%(j)	66%		37%		30%		39%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.04%		0.03%		0.03%		0.02%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.03		$0.04		$0.03		$0.05		$0.11

(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)	Effective February 12, 2014, GMO Debt Opportunities Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Debt Opportunities Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning the combined entity adopted the historical financial reporting history of the Acquired Fund. Share and per share information have been adjusted to reflect the effects of the merger. On January 1, 2017, GMO Debt Opportunities Fund changed its name to GMO Opportunistic Income Fund.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.04 per share.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Ratio is less than 0.01%.
(i)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(j)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 75% and 119%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

52	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.12		0.04		0.01		0.02		0.03
Net realized and unrealized gain (loss)	(0.01)		0.01		0.00		0.00	(a)	0.01		(0.00	)(a)

Total from investment operations	0.10		0.13		0.04		0.01		0.03		0.03

Less distributions to shareholders:
From net investment income	(0.11)		(0.12)		(0.03)		(0.01)		(0.02)		(0.03)
From net realized gains	—		(0.01)		(0.01)		(0.00	)(b)	(0.01)		—

Total distributions	(0.11)		(0.13)		(0.04)		(0.01)		(0.03)		(0.03)

Net asset value, end of period	$24.99		$25.00		$25.00		$25.00		$25.00		$25.00

Total Return(c)	0.40	%**	0.54%		0.19%		0.06%		0.11%		0.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,141,955		$2,666,697		$4,033,504		$2,243,931		$1,909,864		$2,912,203
Net expenses to average daily net assets	0.00	%(d)*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)(e)	0.00	%(d)(e)
Net investment income (loss) to average daily net assets	0.86	%*	0.47%		0.16%		0.05%		0.08%		0.10%
Portfolio turnover rate(f)	0	%**	0%		0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%*	0.10%		0.10%		0.10%		0.10%		0.10%

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Ratio is less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	53

GMO Trust Funds

Notes to Financial Statements

August 31, 2017 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	Citigroup 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Bloomberg Barclays U.S. Aggregate Index	Total return in excess of benchmark
Currency Hedged International Bond Fund	J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
Opportunistic Income Fund	Bloomberg Barclays U.S. Securitized Index	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund, Currency Hedged International Bond Fund and U.S. Treasury Fund currently limit subscriptions.

Emerging Country Debt Fund is currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a specific relevant pricing source determined by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2017, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2017. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2017 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Single source; No alternative pricing source was available
Asset Allocation Bond Fund	—		—
Core Plus Bond Fund	< 1%		3%
Currency Hedged International Bond Fund	< 1%		1%
Emerging Country Debt Fund	1%	†	2%
Opportunistic Income Fund	1%	‡	13%
U.S. Treasury Fund	—		—

†	Includes the Republic of Albania Par Bond, due 08/31/25 which represents 0.9% of the Fund’s total net assets and is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 08/15/25.
‡	Consists of four U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) or as described in the footnotes to the Securities and derivatives table above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2017.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$382,397,418	$783,883,902	$—	$1,166,281,320
U.S. Government Agency	14,980,678	—	—	14,980,678

TOTAL DEBT OBLIGATIONS	397,378,096	783,883,902	—	1,181,261,998

Options Purchased	—	7,259	—	7,259
Short-Term Investments	3,278,119	84,999,766	—	88,277,885

Total Investments	400,656,215	868,890,927	—	1,269,547,142

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	27,019,862	—	27,019,862
Swap Contracts
Interest Rate Risk	—	1,413,920	—	1,413,920

Total	$400,656,215	$897,324,709	$—	$1,297,980,924

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(29,189,532)	$—	$(29,189,532)
Swap Contracts
Interest Rate Risk	—	(3,048,310)	—	(3,048,310)

Total	$—	$(32,237,842)	$—	$(32,237,842)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$460,434,957	$—	$—	$460,434,957
U.S. Government Agency	—	152,539,697	—	152,539,697

TOTAL DEBT OBLIGATIONS	460,434,957	152,539,697	—	612,974,654

Mutual Funds	504,213,688	—	—	504,213,688
Short-Term Investments	3,942,809	30,025,663	—	33,968,472

Total Investments	968,591,454	182,565,360	—	1,151,156,814

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	509,010	—	509,010

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund (continued)
Asset Valuation Inputs (continued)
Futures Contracts
Interest Rate Risk	$386,015	$—	$—	$386,015
Swap Contracts
Interest Rate Risk	—	2,441,753	—	2,441,753

Total	$968,977,469	$185,516,123	$—	$1,154,493,592

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(729,514)	$—	$(729,514)
Swap Contracts
Interest Rate Risk	—	(2,902,022)	—	(2,902,022)

Total	$—	$(3,631,536)	$—	$(3,631,536)

Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$22,647,124	$—	$22,647,124

TOTAL DEBT OBLIGATIONS	—	22,647,124	—	22,647,124

Mutual Funds	18,398,826	—	—	18,398,826
Short-Term Investments	1,955,443	—	—	1,955,443

Total Investments	20,354,269	22,647,124	—	43,001,393

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	273,231	—	273,231
Futures Contracts
Interest Rate Risk	89,177	—	—	89,177
Swap Contracts
Interest Rate Risk	—	96,220	—	96,220

Total	$20,443,446	$23,016,575	$—	$43,460,021

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(742,253)	$—	$(742,253)
Futures Contracts
Interest Rate Risk	(30,507)	—	—	(30,507)
Swap Contracts
Interest Rate Risk	—	(181,390)	—	(181,390)

Total	$(30,507)	$(923,643)	$—	$(954,150)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$52,845,145	$—	$52,845,145
Corporate Debt	—	—	28,218,208	28,218,208
Foreign Government Agency	—	868,285,269	112,902,651	981,187,920
Foreign Government Obligations	—	1,853,302,789	140,576,879	1,993,879,668
U.S. Government	143,735,313	76,201,641	—	219,936,954

TOTAL DEBT OBLIGATIONS	143,735,313	2,850,634,844	281,697,738	3,276,067,895

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Loan Assignments	$—	$—	$4,932,669	$4,932,669
Loan Participations	—	—	65,475,262	65,475,262
Mutual Funds	96,289,253	—	—	96,289,253
Rights/Warrants	—	48,812,821	6,451,535	55,264,356
Short-Term Investments	637,244,681	—	—	637,244,681

Total Investments	877,269,247	2,899,447,665	358,557,204	4,135,274,116

Derivatives^
Options
Credit Risk	—	—	254,291	254,291
Swap Contracts
Credit Risk	—	21,482,978	—	21,482,978

Total	$877,269,247	$2,920,930,643	$358,811,495	$4,157,011,385

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,927,031)	$—	$(1,927,031)
Options
Credit Risk	—	—	(2,315,251)	(2,315,251)
Swap Contracts
Credit Risk	—	(34,976,121)	—	(34,976,121)
Interest Rate Risk	—	(15,397,696)	—	(15,397,696)

Total	$—	$(52,300,848)	$(2,315,251)	$(54,616,099)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,093,031,600	$50,838,644	$1,143,870,244
U.S. Government Agency	2,496,267	125,507,816	18,299,142	146,303,225

TOTAL DEBT OBLIGATIONS	2,496,267	1,218,539,416	69,137,786	1,290,173,469

Mutual Funds	41,000,000	—	—	41,000,000
Short-Term Investments	16,830,097	—	—	16,830,097
Options Purchased	—	449,923	—	449,923

Total Investments	60,326,364	1,218,989,339	69,137,786	1,348,453,489

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	19,792	—	19,792
Futures Contracts
Interest Rate Risk	14,375	—	—	14,375
Swap Contracts
Credit Risk	—	20,040,952	—	20,040,952
Interest Rate Risk	—	1,807,247	—	1,807,247

Total	$60,340,739	$1,240,857,330	$69,137,786	$1,370,335,855

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(85,767,646)	$—	$(85,767,646)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(174,051)	—	(174,051)
Written Options
Credit Risk	—	(503,534)	—	(503,534)
Swap Contracts
Credit Risk	—	(8,935,405)	—	(8,935,405)
Interest Rate Risk	—	(140,914)	—	(140,914)

Total	$—	$(95,521,550)	$—	$(95,521,550)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$2,056,432,327	$89,982,528	$—	$2,146,414,855

Total Investments	2,056,432,327	89,982,528	—	2,146,414,855

Total	$2,056,432,327	$89,982,528	$—	$2,146,414,855

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended August 31, 2017, there were no significant transfers between Level 1 and Level 2.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2017	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 †		Transfer out of Level 3 †	Balances as of August 31, 2017	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2017
Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$22,085,437	$1,257,958	$(799,294)	$106,044	$(11,676)	$1,605,410	$—		$(24,243,879)‡	$—	$—
Corporate Debt	20,060,000	4,576,198	—	(444)	—	3,582,454	—		—	28,218,208	3,582,454
Foreign Government Agency	101,585,077	3,828,266	—	707,583	—	6,781,725	—		—	112,902,651	6,781,725
Foreign Government Obligations	51,158,299	18,039,549	—	843,174	—	1,279,010	69,256,847	‡	—	140,576,879	1,279,010

Total Debt Obligations	194,888,813	27,701,971	(799,294)	1,656,357	(11,676)	13,248,599	69,256,847		(24,243,879)	281,697,738	11,643,189

Loan Assignments	4,908,530	683,423	(837,772)	69,096	73,439	35,953	—		—	4,932,669	35,953
Loan Participations	64,195,406	4,721,170	(7,463,520)	576,429	609,023	2,836,754	—		—	65,475,262	2,836,754
Rights/Warrants	8,070,406	1,138,875	—	—	—	(2,757,746)	—		—	6,451,535	(2,757,746)

Total Investments	272,063,155	34,245,439	(9,100,586)	2,301,882	670,786	13,363,560	69,256,847		(24,243,879)	358,557,204	11,758,150

Derivatives
Options	(2,056,772)	633,937	(2,230,352)	—	2,182,287	(590,060)	—		—	(2,060,960)	1,932,079

Total	$270,006,383	$34,879,376	$(11,330,938)#	$2,301,882	$2,853,073	$12,773,500	$69,256,847		$(24,243,879)	$356,496,244	$13,690,229

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$53,500,201	$39,897,152	$(31,261,855)	$1,398,494	$385,313	$(147,571)	$—		$(12,933,090)‡	$50,838,644	$(283,211)
U.S. Government Agency	19,602,790	—	(1,318,238)	(2,896)	20,976	(3,490)	—		—	18,299,142	(3,490)

Total	$73,102,991	$39,897,152	$(32,580,093)##	$1,395,598	$406,289	$(151,061)	$—		$(12,933,090)	$69,137,786	$(286,701)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
#	Includes $9,100,586 of proceeds received from principal paydowns.
##	Includes $26,621,642 of proceeds received from principal paydowns.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2017 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	—
Core Plus Bond Fund	2%
Currency Hedged International Bond Fund	1%
Emerging Country Debt Fund	9%
Opportunistic Income Fund	6%
U.S. Treasury Fund	—

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of August 31, 2017, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value	Net Value (with related collateral)	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Nomura Securities International Inc.	$84,999,766	$86,870,091	1.0
U.S. Treasury Fund	Daiwa Capital Markets America Inc.	$89,982,528	$91,829,665	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2017, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	$30,597,639	$31,598,959

As of August 31, 2017, Emerging Country Debt Fund had investments in reverse repurchase agreements with JP Morgan Securities, Inc. with a gross value of $30,597,639. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2017, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

		August 31, 2017

		Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Non-U.S. Government Debt Obligations	$—	$—	$—	$—	$30,597,639	$30,597,639

Total borrowings	$—	$—	$—	$—	$30,597,639	$30,597,639

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available, and pay dividends on the first business day following the end of each month in which dividends were declared. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2017, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2017, certain Funds elected to defer to March 1, 2017 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Asset Allocation Bond Fund	(425,377)	—
Core Plus Bond Fund	—	(1,288,064)
Currency Hedged International Bond Fund	—	—
Emerging Country Debt Fund	—	—
Opportunistic Income Fund	—	—
U.S. Treasury Fund	—	(48,449)

As of February 28, 2017, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2017, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Long- Term ($)

Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
Asset Allocation Bond Fund	—	—	(23,385,098)	(23,385,098)	(40,876,494)
Core Plus Bond Fund	—	—	(291,118)	(291,118)	(29,474,866)
Currency Hedged International Bond Fund	(2,064,718)	—	—	(2,064,718)	(3,365,790)
Emerging Country Debt Fund	—	(66,474,254)	(58,028,833)	(124,503,087)	(90,707,108)
Opportunistic Income Fund	—	—	—	—	(118,674,464)
U.S. Treasury Fund	—	—	—	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

As of August 31, 2017, the approximate cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	1,256,659,901	13,801,288	(914,047)	12,887,241	(3,807,871)
Core Plus Bond Fund	1,134,607,141	16,738,858	(189,185)	16,549,673	(291,722)
Currency Hedged International Bond Fund	43,415,664	—	(414,271)	(414,271)	(495,378)
Emerging Country Debt Fund	3,991,190,334	311,906,365	(167,822,583)	144,083,782	(6,307,034)
Opportunistic Income Fund	1,232,109,569	43,970,973	(13,394,699)	30,576,274	(3,389,443)
U.S. Treasury Fund	2,146,414,907	249,497	(249,549)	(52)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2017, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Emerging Country Debt Fund(1)	Opportunistic Income Fund	U.S. Treasury Fund
Purchase Premium	—	—	—	0.75%	0.40%	—
Redemption Fee	—	—	—	0.75%	0.40%	—

(1)	Prior to February 1, 2016, the premiums on purchases and the fee on redemptions were each 0.50% of the amount invested or redeemed.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Emerging Country Debt Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk		X	X		X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X
Market Risk – Equities	X	X	X		X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Small Company Risk	X	X	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is

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concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments are also subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

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The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case a Fund may have to purchase U.S. dollars at an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the exposure arises.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. In addition, the SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements

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or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the

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relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

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• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, and the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk because those underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in ETFs involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.”

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts may not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has posted with the futures commission merchant or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts that any person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, which may adversely affect the market liquidity of the futures contracts, options, and economically equivalent derivatives in which a Fund invests. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of the foreign exchange or the laws of the country in which the exchange is located. Margin and other payments made by a Fund in

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foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark. The degree to which a Fund’s securities are illiquid may affect the likelihood of its paying redemption proceeds in-kind.

In recent years, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that is not ultimately received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. Additionally, redemptions and purchases of shares by a large shareholder or group of shareholders potentially limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse

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changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio also will be leveraged if it exercises its right to delay payment on a redemption and can result in losses if the value of the Fund’s assets changes between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a change in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty or have the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market events. In addition, they use assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause

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reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being unable, among other things, to buy or sell securities or accurately price their investments. The Funds cannot directly control cyber security plans and systems put in place by their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by a company whose securities are held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). A significant degree of uncertainty exists about the time frame for Brexit and whether it will have a negative impact on the United Kingdom, the European Union and/or the broader global economy.

War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

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Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also will affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A

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decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, these investments also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with a significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. Steps to curtail or “taper” such activities (such as recent indications from the U.S. Federal Reserve of its intent to do so) and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

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• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. A Fund’s pursuit of such refunds may subject a Fund to various administrative and/or judicial proceedings. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that the refund will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in foreign currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license and thus limits the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license and thereby limit the Fund’s investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or

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industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a smaller group of key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Opportunistic Income Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Opportunistic Income Fund and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than Opportunistic

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Income Fund and U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2017, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Emerging Country Debt Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X
Futures contracts
Adjust interest rate exposure		X	X		X
Maintain the diversity and liquidity of the portfolio		X	X		X
Options (Purchased)
Adjust currency exchange rate risk	X
Adjust exposure to foreign currencies	X
Adjust interest rate exposure					X
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust interest rate exposure					X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit				X

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Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Emerging Country Debt Fund	Opportunistic Income Fund
Swap contracts
Achieve exposure to a reference entity’s credit				X	X
Adjust interest rate exposure	X	X	X	X	X
Provide a measure of protection against default loss				X	X
Provide exposure to the Fund’s benchmark		X	X
Adjust exposure to foreign currencies				X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic				X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a

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purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

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Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are

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generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2017 and the Statements of Operations for the period ended August 31, 2017^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts		Total
Asset Allocation Bond Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$7,259	$—		$—	$7,259
Investments, at value (swap contracts)☐	—	—	—	1,413,920			1,413,920
Unrealized Appreciation on Forward Currency Contracts	—	—	27,019,862	—		—	27,019,862

Total	$—	$—	$27,027,121	$1,413,920	$		$28,441,041

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$—	$27,027,121	$1,413,920		$—	$28,441,041

Liability Derivatives
Investments, at value (swap contracts)☐	$—	$—	$—	$(3,048,310)		$—	(3,048,310)
Unrealized Depreciation on Forward Currency Contracts	—	—	(29,189,532)	—		—	(29,189,532)

Total	$—	$—	$(29,189,532)	$(3,048,310)		$—	$(32,237,842)

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$—	$(29,189,532)	$(3,048,310)		$—	$(32,237,842)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(794,312)	$—		$—	$(794,312)
Forward Currency Contracts	—	—	(2,186,171)	—		—	(2,186,171)
Swap Contracts	—	—	—	393,407		—	393,407

Total	$—	$—	$(2,980,483)	$393,407		$—	$(2,587,076)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$637,385	$—		$—	$637,385
Forward Currency Contracts	—	—	(562,596)	—		—	(562,596)
Swap Contracts	—	—	—	4,027,900		—	4,027,900

Total	$—	$—	$74,789	$4,027,900		$—	$4,102,689

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund
Asset Derivatives
Investments, at value (swap contracts)☐	$—	$—	$—	$2,441,753	$—	$2,441,753
Unrealized Appreciation on Forward Currency Contracts	—	—	509,010	—	—	509,010
Unrealized Appreciation on Futures Contracts☐	—	—	—	386,015	—	386,015

Total	$—	$—	$509,010	$2,827,768	$—	$3,336,778

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$509,010	$2,827,768	$—	$3,336,778

Liability Derivatives
Investments, at value (swap contracts)☐	$—	$—	$—	$(2,902,022)	$—	$(2,902,022)
Unrealized Depreciation on Forward Currency Contracts	—	—	(729,514)	—	—	(729,514)

Total	$—	$—	$(729,514)	$(2,902,022)	$—	$(3,631,536)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(729,514)	$(2,902,022)	$—	$(3,631,536)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(934,584)	$—	$—	$(934,584)
Futures Contracts	—	—	—	2,481,173	—	2,481,173
Swap Contracts	—	—	—	1,470,687	—	1,470,687

Total	$—	$—	$(934,584)	$3,951,860	$—	$3,017,276

Change in Net Unrealized Appreciation (Depreciation):
Forward Currency Contracts	$—	$—	$(225,459)	$—	$—	$(225,459)
Futures Contracts	—	—	—	102,001	—	102,001
Swap Contracts	—	—	—	19,993	—	19,993

Total	$—	$—	$(225,459)	$121,994	$—	$(103,465)

Currency Hedged International Bond Fund
Asset Derivatives
Investments, at value (swap contracts)☐	$—	$—	$—	$96,220	$—	$96,220
Unrealized Appreciation on Forward Currency Contracts	—	—	273,231	—	—	273,231
Unrealized Appreciation on Futures Contracts☐	—	—	—	89,177	—	89,177

Total	$—	$—	$273,231	$185,397	$—	$458,628

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$273,231	$185,397	$—	$458,628

Liability Derivatives
Investments, at value (swap contracts)☐	$—	$—	$—	$(181,390)	$—	$(181,390)
Unrealized Depreciation on Forward Currency Contracts	—	—	(742,253)	—	—	(742,253)
Unrealized Depreciation on Futures Contracts☐	—	—	—	(30,507)	—	(30,507)

Total	$—	$—	$(742,253)	$(211,897)	$—	$(954,150)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(742,253)	$(211,897)	$—	$(954,150)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Bond Fund (continued)
Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(2,227,945)	$—	$—	$(2,227,945)
Futures Contracts	—	—	—	358,084	—	358,084
Swap Contracts	—	—		(23,353)	—	(23,353)

Total	$—	$—	$(2,227,945)	$334,731	$—	$(1,893,214)

Change in Net Unrealized Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$(676,304)	$—	$—	$(676,304)
Futures Contracts	—	—	—	(168,083)	—	(168,083)
Swap Contracts	—	—	—	133,687	—	133,687

Total	$—	$—	$(676,304)	$(34,396)	$—	$(710,700)

Emerging Country Debt Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$55,264,356	$55,264,356
Investments, at value (swap contracts)☐	21,482,978	—	—	—	—	21,482,978
Options	254,291	—	—	—	—	254,291

Total	$21,737,269	$—	$—	$—	$55,264,356	$77,001,625

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$55,264,356	$55,264,356

Total subject to Master Agreements	$21,737,269	$—	$—	$—	$—	$21,737,269

Liability Derivatives
Investments, at value (swap contracts)☐	$(34,976,121)	$—	$—	$(15,397,696)	$—	$(50,373,817)
Unrealized Depreciation on Forward Currency Contracts	—	—	(1,927,031)	—	—	(1,927,031)
Options	(2,315,251)	—	—	—	—	(2,315,251)

Total	$(37,291,372)	$—	$(1,927,031)	$(15,397,696)	$—	$(54,616,099)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(37,291,372)	$—	$(1,927,031)	$(15,397,696)	$—	$(54,616,099)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(4,748,495)	$—	$—	$(4,748,495)
Swap Contracts	8,397,781		—	(8,498,439)	—	(100,658)
Options	2,182,287	—	—	—	—	2,182,287

Total	$10,580,068	$—	$(4,748,495)	$(8,498,439)	$—	$(2,666,866)

Change in Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$—	$—	$6,464,268	$6,464,268
Forward Currency Contracts	—	—	(2,128,492)	—	—	(2,128,492)
Swap Contracts	(30,088)	—	—	(9,142,367)	—	(9,172,455)
Options	(590,060)	—	—	—	—	(590,060)

Total	$(620,148)	$—	$(2,128,492)	$(9,142,367)	$6,464,268	$(5,426,739)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$449,923	$—	$—	$—	$—	$449,923
Investments, at value (swap contracts)¤	20,040,952	—	—	1,807,247	—	21,848,199
Unrealized Appreciation on Forward Currency Contracts	—	—	19,792	—	—	19,792
Unrealized Appreciation on Future Contracts¤	—	—	—	14,375	—	14,375

Total	$20,490,875	$—	$19,792	$1,821,622	$—	$22,332,289

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$20,490,875	$—	$19,792	$1,821,622	$—	$22,332,289

Liability Derivatives
Investments, at value (swap contracts)¤	$(8,935,405)			$(140,914)		$(9,076,319)
Unrealized Appreciation on Forward Currency Contracts	—	—	(174,051)	—	—	(174,051)
Written Options	(503,534)	—	—	—	—	(503,534)

Total	$(9,438,939)	$—	$(174,051)	$(140,914)	$—	$(9,753,904)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(9,438,939)	$—	$(174,051)	$(140,914)	$—	$(9,753,704)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(1,496,049)	$(2,695,904)	$—	$(4,191,953)
Forward Currency Contracts	—	—	(407,367)	—	—	(407,367)
Futures Contracts	—	—	—	2,130,447	—	2,130,447
Written Options	—	—	—	1,868,497	—	1,868,497
Swap Contracts	(3,288,928)	—	—	(292,293)	—	(3,581,221)

Total	$(3,288,928)	$—	$(1,903,416)	$1,010,747	$—	$(4,181,597)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$(299,500)	$—	$—	$721,592	$—	$422,092
Forward Currency Contracts	—	—	(229,548)	—	—	(229,548)
Futures Contracts	—	—		14,375	—	14,375
Written Options	117,371	—	—	(226,398)	—	(109,027)
Swap Contracts	731,363	—	—	(1,598,637)	—	(867,274)

Total	$549,234	$—	$(229,548)	$(1,089,068)	$—	$(769,382)

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
¤	The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have

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a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2017, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2017:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$6,242	$—	$6,242	$—
Deutsche Bank AG	38,664	—	—	38,664
Goldman Sachs International	21,704,252	—	21,704,252	—
JPMorgan Chase Bank, N.A.	5,277,963	—	5,277,963	—

Total	$27,027,121	$—	$26,988,457	$38,664

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$68,247	$—	$(6,242)	$62,005
Goldman Sachs International	23,056,648	(1,286,456)	(21,704,252)	65,940
JPMorgan Chase Bank, N.A.	6,064,637	(623,706)	(5,277,963)	162,968

Total	$29,189,532	$(1,910,162)	$(26,988,457)	$290,913

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Deutsche Bank AG	$24,332	$—	$—	$24,332
Goldman Sachs International	484,678	—	484,678	—

Total	$509,010	$—	$484,678	$24,332

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Core Plus Bond Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$24,299	$(24,299)	$—	$—	*
Goldman Sachs International	516,476	—	(484,678)	31,798
JPMorgan Chase Bank, N.A.	188,739	—	—	188,739

Total	$729,514	$(24,299)	$(484,678)	$220,537

Currency Hedged International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Deutsche Bank AG	$106,355	$—	$—	$106,355
Goldman Sachs International	127,376	—	127,376	—
JPMorgan Chase Bank, N.A.	38,743	—	38,743	—
Morgan Stanley & Co. International PLC	757	—	—	757

Total	$273,231	$—	$166,119	$107,112

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$2,454	$—	$—	$2,454
Goldman Sachs International	135,449	—	(127,376)	8,073
JPMorgan Chase Bank, N.A.	604,350	(565,607)	(38,743)	—	*

Total	$742,253	$(565,607)	$(166,119)	$10,527

Emerging Country Debt Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG	$8,623,437	$—	$8,623,437	$—
Goldman Sachs International	2,227,467	—	2,227,467	—
JPMorgan Chase Bank, N.A.	842,089	—	842,089	—

Total	$11,692,993	$—	$11,692,993	$—

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$617,085	$(617,085)	$—	$—	*
Barclays Bank plc	696,539	(696,539)	—	—	*
Deutsche Bank AG	14,403,636	(5,319,591)	(8,623,437)	460,608
Goldman Sachs International	12,854,445	(10,626,978)	(2,227,467)	—	*
JPMorgan Chase Bank, N.A.	26,044,394	(25,202,305)	(842,089)	—	*

Total	$54,616,099	$(42,462,498)	$(11,692,993)	$460,608

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Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$9,325,697	$(8,898,279)	$(427,418)	$—	*
Barclays Bank plc	19,792	—	19,792	—
Citibank N.A.	2,557,782	(2,391,323)	(166,459)	—	*
Credit Suisse International	1,504,092	(1,459,685)	(24,140)	20,267
Deutsche Bank AG	1,307,394	(1,162,044)	(145,350)	—	*
Goldman Sachs International	4,439,962	(3,670,000)	(749,347)	20,615
JPMorgan Chase Bank, N.A.	1,347,335	(200,000)	(962,190)	185,145

Total	$20,502,054	$(17,781,331)	$(2,455,112)	$226,027

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$427,418	$—	$427,418	—
Barclays Bank plc	550,740	(408,922)	(19,792)	122,026
Citibank N.A.	166,459	—	166,459	—
Credit Suisse International	24,140	—	24,140	—
Deutsche Bank AG	145,350	—	145,350	—
Goldman Sachs International	749,347	—	749,347	—
JPMorgan Chase Bank, N.A.	962,190	—	962,190	—
Morgan Stanley Capital Services LLC	131,589	(110,899)	—	20,690

Total	$3,157,233	$(519,821)	$2,455,112	$142,716

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2017:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts	Options (Principal)	Options (Contracts)	Rights and/or Warrants ($)
Asset Allocation Bond Fund	763,226,063	—	563,371,314	17,831,667	—	—
Core Plus Bond Fund	42,269,991	87,300,598	298,216,709	—	—	—
Currency Hedged International Bond Fund	39,700,674	18,986,550	34,863,233	—	—	—
Emerging Country Debt Fund	61,711,447	—	1,219,917,857	380,514,333	—	45,380,137
Opportunistic Income Fund	7,800,983	62,506,116	886,128,187	1,021,382,671	8,900	—

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Emerging Country Debt Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.25%	0.25%	0.35%	0.40%(a)	0.08%(b)

(a)	Prior to January 1, 2017, the management fee was 0.25%.
(b)	GMO has voluntarily waived the Fund’s entire management fee.

In addition for certain Funds, each class of shares pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV	Class VI
Asset Allocation Bond Fund	0.15%			0.055%
Core Plus Bond Fund	0.15%		0.10%
Currency Hedged International Bond Fund	0.15%
Emerging Country Debt Fund	0.15%		0.10%
Opportunistic Income Fund	0.15%	*		0.055%

*	Class is offered but has no shareholders as of August 31, 2017.

For each Fund, other than Emerging Country Debt Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees

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directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2018 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

In addition to the contractual waivers and reimbursements described above, GMO has voluntarily agreed to waive U.S. Treasury Fund’s entire management fee. GMO may change or terminate this waiver at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2017 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	18,150	1,588
Core Plus Bond Fund	6,866	546
Currency Hedged International Bond Fund	634	1
Emerging Country Debt Fund	48,105	4,048
Opportunistic Income Fund	15,542	1,304
U.S. Treasury Fund	30,763	2,576

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2017 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Asset Allocation Bond Fund	0.000%	0.000%	0.000%	0.000%
Core Plus Bond Fund	0.100%	0.016%	<0.001%	0.116%
Currency Hedged International Bond Fund	0.046%	0.009%	<0.001%	0.055%
Emerging Country Debt Fund	0.002%	<0.001%	<0.001%	0.002%
Opportunistic Income Fund	<0.001%	0.000%	0.000%	<0.001%
U.S. Treasury Fund	0.000%	0.000%	0.000%	0.000%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2017, the Funds did not engage in these transactions.

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6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2017 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	702,427,579	—	856,436,030	—
Core Plus Bond Fund	856,551,406	305,448,680	597,553,875	129,600,000
Currency Hedged International Bond Fund	—	12,640,000	—	32,176,032
Emerging Country Debt Fund	73,803,797	398,029,771	133,293,508	802,642,268
Opportunistic Income Fund	857,806,133	655,994,380	888,633,115	799,734,585
U.S. Treasury Fund	1,823,088,803	306,288,930	1,790,271,726	1,175,424,871

Cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the period ended August 31, 2017 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Emerging Country Debt Fund	146,043,713*	—

*	$15,552,985 of the purchases in-kind were contributed by affiliates.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2017

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	2	‡	72.43%	—	99.99%
Core Plus Bond Fund	3	#	72.43%	<0.01%	98.54%
Currency Hedged International Bond Fund	1		92.48%	<0.01%	92.48%
Emerging Country Debt Fund	—		—	0.25%	19.46%
Opportunistic Income Fund	3	##	77.31%	0.55%	99.10%
U.S. Treasury Fund	2	#	45.61%	0.16%	95.92%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.
##	Three of the shareholders are other funds of the Trust.

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9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	924,901	$20,538,565	2,214,990	$48,861,899
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(2,956,695)	(65,705,534)	(5,396,762)	(119,141,029)

Net increase (decrease)	(2,031,794)	$(45,166,969)	(3,181,772)	$(70,279,130)

Class VI:
Shares sold	849,332	$18,992,652	1,080,206	$23,894,585
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(9,301,621)	(207,369,627)	(31,684,438)	(702,776,501)

Net increase (decrease)	(8,452,289)	$(188,376,975)	(30,604,232)	$(678,881,916)

Core Plus Bond Fund
Class III:#
Shares sold	500,112	$10,761,215	767,574	$16,125,848
Shares issued to shareholders in reinvestment of distributions	1,463	31,315	11,511	240,429
Shares repurchased	(922,673)	(19,856,259)	(2,168,606)	(46,416,742)

Net increase (decrease)	(421,098)	$(9,063,729)	(1,389,521)	$(30,050,465)

Class IV:#
Shares sold	20,806,256	$448,522,335	23,983,698	$504,551,462
Shares issued to shareholders in reinvestment of distributions	56,721	1,216,666	177,829	3,760,584
Shares repurchased	(2,489,733)	(53,703,037)	(7,405,907)	(159,277,873)

Net increase (decrease)	18,373,244	$396,035,964	16,755,620	$349,034,173

Currency Hedged International Bond Fund
Class III:#
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	29,166	761,530	73,631	1,933,541
Shares repurchased	(653,968)	(17,354,567)	(144,981)	(3,866,075)

Net increase (decrease)	(624,802)	$(16,593,037)	(71,350)	$(1,932,534)

Emerging Country Debt Fund
Class III:#
Shares sold	3,624,326 (a)	$106,455,404 (a)	8,275,889	$239,701,434
Shares issued to shareholders in reinvestment of distributions	638,421	18,680,188	1,985,567	55,168,020
Shares repurchased	(6,072,270)	(180,768,327)	(5,267,885)	(152,424,481)
Purchase premiums	—	6,641	—	242,030
Redemption fees	—	688,588	—	1,131,479

Net increase (decrease)	(1,809,523)	$(54,937,506)	4,993,571	$143,818,482

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	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
Emerging Country Debt Fund (continued)
Class IV:#
Shares sold	21,286,475 (b)	$630,861,530 (b)	5,763,893	$159,047,268
Shares issued to shareholders in reinvestment of distributions	1,843,302	53,861,273	6,895,496	191,536,760
Shares repurchased	(25,883,835)	(764,408,549)	(27,719,432)	(789,476,258)
Purchase premiums	—	19,993	—	861,411
Redemption fees	—	1,989,360	—	4,035,552

Net increase (decrease)	(2,754,058)	$(77,676,393)	(15,060,043)	$(433,995,267)

Opportunistic Income Fund
Class VI:
Shares sold	4,120,930	$108,099,490	6,762,681	$171,348,377
Shares issued to shareholders in reinvestment of distributions	215,894	5,662,906	1,438,264	36,271,611
Shares repurchased	(16,006,429)	(416,403,373)	(16,653,463)	(421,440,542)
Purchase premiums	—	141,940	—	330,391
Redemption fees	—	1,374,585	—	1,329,128

Net increase (decrease)	(11,669,605)	$(301,124,452)	(8,452,518)	$(212,161,035)

U.S. Treasury Fund
Core Class:
Shares sold	178,371,424	$4,457,068,389	368,440,068	$9,213,633,291
Shares issued to shareholders in reinvestment of distributions	341,562	8,535,074	549,319	13,735,786
Shares repurchased	(199,686,087)	(4,989,745,048)	(423,663,112)	(10,594,194,801)

Net increase (decrease)	(20,973,101)	$(524,141,585)	(54,673,725)	$(1,366,825,724)

(a)	856,877 shares and $25,140,762 were purchased in-kind.
(b)	4,131,686 shares and $121,058,399 were purchased in-kind. $15,552,985 of the purchases in-kind were contributed by affiliates.
#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2017 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$28,722,150	$21,430,000	$—	$646,835	$—	$1,682,842	$51,834,992
GMO Opportunistic Income Fund, Class VI	113,920,146	88,288,000	—	642,087	—	3,908,739	206,116,885
GMO U.S. Treasury Fund	88,644,748	133,060,000	129,600,000	445,203	(32,256)	—	92,072,492

Totals	$231,287,044	$242,778,000	$129,600,000	$1,734,125	$(32,256)	$5,591,581	$350,024,369

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Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Currency Hedged International Bond Fund
GMO Emerging Country Debt Fund, Class IV	$3,677,564	$—	$1,630,000	$57,111	$352,317	$(214,197)	$2,185,684
GMO Opportunistic Income Fund, Class VI	2,884,836	—	—	15,297	—	79,450	2,964,286
GMO U.S. Treasury Fund	19,248,680	12,640,000	18,630,000	59,955	(14,259)	4,435	13,248,856

Totals	$25,811,080	$12,640,000	$20,260,000	$132,363	$338,058	$(130,312)	$18,398,826

Emerging Country Debt Fund
GMO Opportunistic Income Fund, Class VI	$14,643,342	$—	$—	$77,647	$—	$403,288	$15,046,630
GMO U.S. Treasury Fund	87,277,534	—	6,000,000	365,061	(4,802)	(30,109)	81,242,623

Totals	$101,920,876	$—	$6,000,000	$442,708	$(4,802)	$373,179	$96,289,253

Opportunistic Income Fund
GMO U.S. Treasury Fund	$72,837,633	$259,000,000	$290,826,112	$108,782	$(31,850)	$20,329	$41,000,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2017 through August 31, 2017. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2018.

11.	Subsequent events

The Board of Trustees of GMO Trust approved the termination of GMO Currency Hedged International Bond Fund and the Fund liquidated on September 29, 2017.

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Board Review of Investment Management Agreements

August 31, 2017 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear indirectly as a result of its investment in those other GMO funds, pursuant to a contractual expense reimbursement arrangement with

100

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Core Plus Bond Fund

Approval of renewal of management agreement for GMO Core Plus Bond Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics

101

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear indirectly as a result of its investment in those other GMO funds, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Currency Hedged International Bond Fund

Approval of renewal of management agreement for GMO Currency Hedged International Bond Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

102

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear indirectly as a result of its investment in those other GMO funds, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

103

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear indirectly as a result of its investment in those other GMO funds, pursuant to a contractual expense reimbursement arrangement with

104

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management

105

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear indirectly as a result of its investment in those other GMO funds, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

106

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

Using various evaluation metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management agreement. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

107

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2017 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2017.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2017 through August 31, 2017.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Asset Allocation Bond Fund
Class III	$1,000.00	$1,010.80	$2.08	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$1,011.20	$1.62	$1,000.00	$1,023.59	$1.63	0.32%
Core Plus Bond Fund
Class III	$1,000.00	$1,032.70	$2.10	$1,000.00	$1,023.14	$2.09	0.41%
Class IV	$1,000.00	$1,032.90	$1.84	$1,000.00	$1,023.39	$1.84	0.36%
Currency Hedged International Bond Fund
Class III	$1,000.00	$1,021.80	$2.14	$1,000.00	$1,023.09	$2.14	0.42%
Emerging Country Debt Fund
Class III	$1,000.00	$1,065.60	$2.81	$1,000.00	$1,022.48	$2.75	0.54%
Class IV	$1,000.00	$1,065.90	$2.55	$1,000.00	$1,022.74	$2.50	0.49%
Opportunistic Income Fund
Class VI	$1,000.00	$1,032.90	$2.36	$1,000.00	$1,022.89	$2.35	0.46%
U.S. Treasury Fund
Core	$1,000.00	$1,004.00	$0.00	$1,000.00	$1,025.21	$0.00	0.00%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2017, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

108

GMO Trust

Semiannual Report

August 31, 2017

Climate Change Fund

Foreign Small Companies Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.2%
Preferred Stocks	4.6
Mutual Funds	4.0
Short-Term Investments	0.2
Other	0.0 ^

100.0%

Country Summary¤	% of Investments
United States	29.6%
France	13.0
China	6.7
Japan	5.7
Canada	5.2
Chile	4.6
United Kingdom	4.4
Norway	3.6
Russia	3.3
Germany	3.2
Other Emerging	2.7	†
Spain	2.4
Denmark	2.3
Switzerland	2.2
Poland	2.0
Italy	1.9
Netherlands	1.7
Portugal	1.4
Australia	1.3
Finland	1.3
Other Developed	0.9	‡
Ukraine	0.4
Kenya	0.2

	100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	34.3%
Energy Efficiency	24.3
Agriculture	18.0
Copper	10.9
Smart Grid	8.0
Water	4.5

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

1

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.2%

	Argentina — 0.9%
12,753	Adecoagro SA *	123,704

	Australia — 1.3%
43,184	Energy Resources of Australia Ltd *	19,600
4,380	Nufarm Ltd	31,044
10,985	OZ Minerals Ltd	71,371
53,371	Quintis Ltd (a)	12,516
16,372	Tassal Group Ltd	50,692

	Total Australia	185,223

	Austria — 0.3%
2,158	Verbund AG	46,404

	Canada — 5.2%
900	Ag Growth International Inc	41,910
800	Agrium Inc	78,465
15,963	Canadian Solar Inc *	250,779
105,771	Capstone Mining Corp *	125,358
273,000	Katanga Mining Ltd *	161,778
5,100	Potash Corp of Saskatchewan Inc	88,747

	Total Canada	747,037

	China — 6.7%
110,000	Chaowei Power Holdings Ltd	56,995
112,000	China BlueChemical Ltd – Class H	34,570
118,000	China High Speed Transmission Equipment Group Co Ltd	121,670
299,000	China Singyes Solar Technologies Holdings Ltd *	96,719
2,030,000	Concord New Energy Group Ltd	85,776
408,000	Guodian Technology & Environment Group Corp Ltd – Class H *	27,637
88,000	Huaneng Renewables Corp Ltd – Class H	27,043
10,194	JinkoSolar Holding Co Ltd ADR *	283,699
125,000	Leoch International Technology Ltd	21,877
279,500	Panda Green Energy Group Ltd *	36,430
362,000	Shunfeng International Clean Energy Ltd *	15,752
98,000	Tianneng Power International Ltd	83,964
162,000	Wasion Group Holdings Ltd	69,253

	Total China	961,385

	Denmark — 2.3%
3,607	Vestas Wind Systems A/S	328,735

	Finland — 1.2%
9,943	Fortum Oyj	178,557

	France — 13.0%
1,835	Albioma SA	41,306

Shares	Description	Value ($)
	France — continued
1,458	Alstom SA	51,860
2,212	Cie de Saint-Gobain	121,265
11,763	Electricite de France SA	124,536
28,273	Futuren SA *	38,101
2,178	Nexans SA	121,493
8,013	Schneider Electric SE *	646,176
20,078	STMicroelectronics NV	349,202
6,474	Suez	122,818
1,143	Valeo SA	76,509
2,032	Veolia Environnement SA	47,642
1,275	Vilmorin & Cie SA	113,600

	Total France	1,854,508

	Germany — 3.2%
1,687	Aurubis AG	150,851
2,349	CENTROTEC Sustainable AG	49,582
3,924	K+S AG (Registered)	93,587
915	OSRAM Licht AG	75,158
5,861	Senvion SA *	84,150

	Total Germany	453,328

	Hong Kong — 0.1%
38,000	Coslight Technology International Group Co Ltd *	14,329

	Israel — 0.5%
15,978	Israel Chemicals Ltd	69,037

	Italy — 1.9%
5,604	Prysmian SPA	176,644
16,733	Terna Rete Elettrica Nazionale SPA	98,876

	Total Italy	275,520

	Japan — 5.6%
6,400	ADEKA Corp	109,044
900	Central Japan Railway Co	152,599
700	East Japan Railway Co	64,261
3,400	Ebara Corp	105,161
5,000	GS Yuasa Corp	24,847
1,000	Kurita Water Industries Ltd	28,793
1,000	Odelic Co Ltd	45,414
7,000	Organo Corp	34,142
8,400	Renesas Electronics Corp *	84,577
4,300	Sumitomo Forestry Co Ltd	67,081
2,400	Takuma Co Ltd	27,240
400	TDK Corp	26,814
500	West Japan Railway Co	36,365

	Total Japan	806,338

2	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Kenya — 0.2%
346,500	Kenya Electricity Generating Co Ltd *	32,550

	Netherlands — 1.7%
6,954	Arcadis NV	151,138
2,555	Philips Lighting NV	94,328

	Total Netherlands	245,466

	Norway — 3.6%
17,772	Austevoll Seafood ASA	183,616
5,128	Grieg Seafood ASA	50,836
6,175	Salmar ASA	179,049
2,620	Yara International ASA	107,203

	Total Norway	520,704

	Poland — 2.0%
7,235	KGHM Polska Miedz SA	256,039
5,615	Polenergia SA *	25,657

	Total Poland	281,696

	Portugal — 1.4%
52,040	EDP – Energias de Portugal SA	200,072

	Russia — 3.3%
5,797	PhosAgro PJSC GDR (Registered)	80,908
22,904	Ros Agro Plc GDR (Registered)	274,623
5,666,159	RusHydro PJSC	80,737
16,732	Uralkali PJSC *	39,378

	Total Russia	475,646

	South Africa — 0.4%
5,711	Tongaat Hulett Ltd	52,106

	South Korea — 0.9%
399	LG Chem Ltd	134,456

	Spain — 2.4%
2,038	Construcciones y Auxiliar de Ferrocarriles SA	84,907
22,092	Iberdrola SA	180,759
1,377	Red Electrica Corp SA	30,955
3,564	Saeta Yield SA	43,080

	Total Spain	339,701

	Switzerland — 2.2%
12,161	ABB Ltd (Registered)	281,386
27	Gurit Holding AG *	30,962

	Total Switzerland	312,348

	Taiwan — 0.6%
53,000	Everlight Electronics Co Ltd	79,690

Shares	Description	Value ($)
	Ukraine — 0.4%
2,966	Kernel Holding SA	50,554

	United Kingdom — 4.4%
10,774	Antofagasta Plc	144,440
13,991	Drax Group Plc	55,795
4,819	Go-Ahead Group Plc	112,332
11,442	National Grid Plc	144,214
5,162	Polypipe Group Plc	26,460
21,813	SIG Plc	50,143
41,073	Stagecoach Group Plc	88,907

	Total United Kingdom	622,291

	United States — 25.5%
1,800	AGCO Corp.	123,210
3,800	Ameresco, Inc. – Class A *	27,550
3,000	BorgWarner, Inc.	139,230
11,300	Darling Ingredients, Inc. *	196,620
3,000	Deere & Co.	347,790
5,100	Eaton Corp Plc	365,976
2,700	Emerson Electric Co.	159,408
300	EnerSys	19,230
4,900	Exelon Corp.	185,563
6,700	First Solar, Inc. *	314,632
39,251	Freeport-McMoRan, Inc. *	580,130
8,200	General Cable Corp.	138,990
3,700	Layne Christensen Co. *	39,738
3,200	Mosaic Co. (The)	63,936
1,300	MYR Group, Inc. *	33,553
2,900	NRG Yield, Inc. – Class A	52,751
600	Pentair Plc	37,230
2,400	Renewable Energy Group, Inc. *	29,040
5,100	Rexnord Corp. *	121,788
19,400	SolarEdge Technologies, Inc. *	518,950
9,700	SunPower Corp. *	85,748
7,800	TerraForm Global, Inc. – Class A *	39,390
200	Valmont Industries, Inc.	28,710

	Total United States	3,649,163

	TOTAL COMMON STOCKS (COST $11,623,825)	13,040,548

	PREFERRED STOCKS — 4.6%

	Chile — 4.6%
14,000	Sociedad Quimica y Minera de Chile SA Sponsored ADR , 2.10%	657,020

	TOTAL PREFERRED STOCKS (COST $508,897)	657,020

See accompanying notes to the financial statements.	3

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 4.0%

	United States — 4.0%
	Affiliated Issuers — 4.0%
23,157	GMO U.S. Treasury Fund	578,701

	TOTAL MUTUAL FUNDS (COST $578,688)	578,701

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%
28,198	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (b)	28,198

	TOTAL SHORT-TERM INVESTMENTS (COST $28,198)	28,198

	TOTAL INVESTMENTS — 100.0% (Cost $12,739,608)	14,304,467
	Other Assets and Liabilities (net) — (0.0%)	(6,642)

	TOTAL NET ASSETS — 100.0%	$14,297,825

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

4	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.3%
Short-Term Investments	1.8
Preferred Stocks	1.6
Mutual Funds	0.5
Futures Contracts	0.0 ^
Other	(0.2)

100.0%

Country Summary¤	% of Investments
Japan	25.2%
United Kingdom	11.3
France	11.0
Germany	8.6
Canada	8.0
Switzerland	5.8
Other Emerging	3.7 †
Other Developed	3.4 ‡
Australia	2.9
Italy	2.7
South Korea	2.6
China	2.2
Taiwan	2.0
India	1.9
Singapore	1.9
Sweden	1.7
United States	1.5
Israel	1.3
Hong Kong	1.2
Netherlands	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	16.4%
Materials	11.4
Technology Hardware & Equipment	7.2
Real Estate	6.1
Food, Beverage & Tobacco	6.0
Automobiles & Components	5.3
Software & Services	5.1
Consumer Durables & Apparel	4.8
Commercial & Professional Services	4.7
Transportation	4.4
Diversified Financials	4.0
Insurance	3.5
Health Care Equipment & Services	3.0
Banks	2.8
Utilities	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.5
Food & Staples Retailing	2.2
Retailing	1.9
Semiconductors & Semiconductor Equipment	1.7
Energy	1.4
Consumer Services	1.1
Media	0.9
Telecommunication Services	0.6
Household & Personal Products	0.4

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%

	Argentina — 0.5%
66,529	Grupo Supervielle SA Sponsored ADR	1,359,187

	Australia — 2.8%
5,110	BlueScope Steel Ltd	44,231
402,714	Charter Hall Group (REIT)	1,819,483
225,609	Costa Group Holdings Ltd	952,624
260,601	CSR Ltd	839,924
450,887	Downer EDI Ltd	2,562,535
80,274	Folkestone Education Trust (REIT)	178,039
102,872	Mineral Resources Ltd	1,219,597
494,266	Monash IVF Group Ltd	609,513
42,974	OZ Minerals Ltd	279,208

	Total Australia	8,505,154

	Austria — 0.4%
39,831	FACC AG *	483,660
858	Lenzing AG	135,255
24,444	POLYTEC Holding AG	468,916

	Total Austria	1,087,831

	Belgium — 0.6%
238,373	AGFA-Gevaert NV *	1,054,725
6,249	Barco NV	609,640
30,003	Recticel SA	251,999

	Total Belgium	1,916,364

	Canada — 7.9%
600	AG Growth International Inc	27,940
114,200	AGF Management Ltd – Class B	710,578
4,600	Aimia Inc	7,957
101,400	Air Canada *	1,895,236
100	Altus Group Ltd	2,499
136,276	BRP Inc Sub Voting	4,528,892
700	Capital Power Corp	14,720
23,500	Celestica Inc *	269,674
4,500	Cogeco Inc	297,333
39,200	Dorel Industries Inc – Class B	897,166
111,700	Ensign Energy Services Inc	564,426
61,300	Gluskin Sheff + Associates Inc	832,551
91,600	Labrador Iron Ore Royalty Corp	1,467,801
23,800	Morguard North American Residential Real Estate Investment Trust	290,651
24,500	North West Co Inc (The)	617,233
329,800	Precision Drilling Corp *	837,210
229,000	Rogers Sugar Inc	1,184,657
291,500	Superior Plus Corp	2,763,852
3,600	Timbercreek Financial Corp	27,243
23,200	TMX Group Ltd	1,232,874

Shares	Description	Value ($)
	Canada — continued
84,700	Transcontinental Inc – Class A	1,648,216
282,300	Trican Well Service Ltd *	836,444
92,600	Tricon Capital Group Inc	801,606
41,900	Valener Inc	767,034
59,800	Wajax Corp	926,631
1,500	WestJet Airlines Ltd	31,988
43,700	ZCL Composites Inc	457,035

	Total Canada	23,939,447

	China — 2.2%
1,351,000	China Aoyuan Property Group Ltd	572,470
1,354,000	China SCE Property Holdings Ltd	692,870
303,000	CIFI Holdings Group Co Ltd	170,725
976,000	Harbin Electric Co Ltd – Class H	498,262
2,094,500	KWG Property Holding Ltd	1,908,863
168,000	Logan Property Holdings Co Ltd	157,590
178,000	Road King Infrastructure Ltd	236,826
3,819,000	Yuzhou Properties Co Ltd	2,456,523

	Total China	6,694,129

	Colombia — 0.4%
215,918	Almacenes Exito SA	1,124,504

	Denmark — 0.8%
23,498	Schouw & Co AB	2,465,647

	Finland — 0.6%
55,291	Tieto Oyj	1,749,027

	France — 10.9%
241,932	Air France-KLM *	3,698,584
30,983	Alten SA	2,636,960
7,817	Amundi SA	601,691
21,548	Arkema SA	2,343,561
12,482	Atos SE	1,925,286
12,224	BioMerieux	2,993,178
23,159	Casino Guichard Perrachon SA	1,316,340
32,278	Cie Generale des Etablissements Michelin	4,403,000
155,606	Derichebourg SA	1,474,942
4,985	Euler Hermes Group	591,940
5,963	Ipsen SA	802,199
5,849	Jacquet Metal Service	174,691
1,498	Mersen SA	55,075
40,423	Metropole Television SA	889,223
49,106	Nexity SA *	2,721,151
18,024	Plastivaloire	458,020
87,609	Rallye SA	1,605,422
68,502	SCOR SE	2,867,725
3,005	Sopra Steria Group	520,723
5,731	Teleperformance	788,339

	Total France	32,868,050

6	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Germany — 7.4%
78,459	ADVA Optical Networking SE *	444,784
33,027	Bauer AG	1,070,654
6,494	Cewe Stiftung & Co KGAA	557,679
276,357	Deutsche Lufthansa AG (Registered)	6,940,696
66,794	Deutz AG	508,794
20,725	Dialog Semiconductor Plc *	943,443
38,034	Elmos Semiconductor AG	946,799
6,317	Isra Vision AG	1,098,647
25,198	Koenig & Bauer AG	1,906,509
34,045	Leoni AG	2,046,598
2,927	Puma SE	1,206,007
53,985	S&T Deutschland Holding AG * (a)	282,525
1,501	STADA Arzneimittel AG	140,636
43,430	Talanx AG	1,797,525
58,892	Wacker Neuson SE	1,680,484
10,336	Washtec AG	820,185

	Total Germany	22,391,965

	Greece — 0.1%
36,659	Mytilineos Holdings SA *	374,527

	Hong Kong — 1.2%
1,439,910	HKT Trust & HKT Ltd – Class SS	1,864,851
236,500	Johnson Electric Holdings Ltd	871,364
3,852,000	Singamas Container Holdings Ltd *	759,895

	Total Hong Kong	3,496,110

	India — 1.9%
133,009	Apollo Tyres Ltd	528,755
34,676	Escorts Ltd	352,622
522,147	Housing Development & Infrastructure Ltd *	508,505
4,625,171	Jaiprakash Associates Ltd *	1,725,901
115,430	Jubilant Life Sciences Ltd	1,268,410
280,263	PTC India Ltd	526,582
334,924	Union Bank of India *	717,985

	Total India	5,628,760

	Indonesia — 0.2%
465,000	Indo Tambangraya Megah Tbk PT	678,666

	Israel — 1.3%
1,112,836	Israel Discount Bank Ltd – Class A *	2,776,908
51,766	Nova Measuring Instruments Ltd *	1,232,255

	Total Israel	4,009,163

	Italy — 2.7%
91,778	ACEA SPA	1,327,227
386,884	Arnoldo Mondadori Editore SPA *	872,621
44,658	El.En. SPA	1,343,036

Shares	Description	Value ($)
	Italy — continued
101,384	ERG SPA	1,590,884
727,312	Fincantieri SPA *	831,902
253,621	Societa Cattolica di Assicurazioni SCRL	2,180,638

	Total Italy	8,146,308

	Japan — 25.0%
42,500	Arakawa Chemical Industries Ltd	986,973
12,800	Belluna Co Ltd	131,341
106,400	Chugoku Marine Paints Ltd	885,384
95,500	CKD Corp	1,618,655
49,200	Dai-ichi Seiko Co Ltd	1,114,969
60,200	Daiichi Kigenso Kagaku-Kogyo Co Ltd	753,970
69,000	Daiwabo Holdings Co Ltd	277,828
67,400	DIC Corp	2,384,383
1,600	Disco Corp	287,262
13,000	Dowa Holdings Co Ltd	97,959
22,200	Fuji Oil Holdings Inc	623,641
10,500	Fuji Pharma Co Ltd	363,367
17,000	Fujitsu Frontech Ltd	335,614
38,000	Furukawa Electric Co Ltd	2,063,617
11,300	Glory Ltd	384,601
28,700	Gree Inc	209,860
284,300	Gunma Bank Ltd (The)	1,662,802
93,000	Hanwa Co Ltd	625,766
71,500	Heiwado Co Ltd	1,669,228
19,300	Hochiki Corp	354,420
104,400	Hokuhoku Financial Group Inc	1,600,109
1,000	Horiba Ltd	61,396
30,500	Hosokawa Micron Corp	1,545,961
14,300	Ishihara Sangyo Kaisha Ltd *	193,275
34,800	Kamei Corp	515,953
17,400	Kissei Pharmaceutical Co Ltd	442,531
289,400	Kitz Corp	2,329,447
94,550	Komori Corp	1,167,166
300	Konoike Transport Co Ltd	4,255
28,000	KYB Corp	155,365
63,000	Kyosan Electric Manufacturing Co Ltd	327,841
53,000	Makino Milling Machine Co Ltd	416,415
14,000	Mandom Corp	841,113
97,800	MCJ Co Ltd	1,144,564
441,400	Mitsubishi UFJ Lease & Finance Co Ltd	2,232,720
234,000	Mitsui Mining & Smelting Co Ltd	1,240,981
55,600	Mixi Inc	2,969,787
2,200	Morinaga & Co Ltd	126,224
2,700	Musashino Bank Ltd (The)	76,747
212,500	NET One Systems Co Ltd	2,172,942
248,400	NHK Spring Co Ltd	2,482,443
24,000	Nichias Corp	281,529
78,900	Nichiha Corp	2,876,690
242,000	Nippon Chemi-Con Corp	912,073

See accompanying notes to the financial statements.	7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
5,400	Nippon Shokubai Co Ltd	385,704
363,000	Nippon Soda Co Ltd	2,085,518
460,000	Nisshin Oillio Group Ltd (The)	3,301,031
7,800	Osaka Organic Chemical Industry Ltd	94,761
2,500	Pacific Industrial Co Ltd	31,571
741,000	Prima Meat Packers Ltd	4,594,674
10,200	Sakata INX Corp	181,134
117,300	Sanwa Holdings Corp	1,309,841
10,100	Showa Corp *	114,878
219,000	Showa Denko KK	5,835,802
157,600	Sojitz Corp	423,211
128,600	Sumitomo Rubber Industries Ltd	2,132,817
6,500	Sumitomo Seika Chemicals Co Ltd	309,001
74,500	T-Gaia Corp	1,463,128
18,600	Tadano Ltd	216,779
6,500	Takasago International Corp	231,340
47,900	Tatsuta Electric Wire and Cable Co Ltd	315,688
1,700	Token Corp	235,106
180,000	Tokuyama Corp *	797,286
39,000	Tokyo Century Corp	1,690,378
6,000	Tosoh Corp	70,534
4,800	TPR Co Ltd	145,671
74,900	TS Tech Co Ltd	2,342,848
319,300	Tsubakimoto Chain Co	2,508,611
1,900	Tsumura & Co	71,932
51,000	Warabeya Nichiyo Holdings Co Ltd	1,279,945
17,000	Zeon Corp	214,617

	Total Japan	75,332,973

	Luxembourg — 0.4%
49,600	Orion Engineered Carbons SA	1,066,400

	Malaysia — 0.2%
710,700	Padini Holdings Berhad	691,492

	Mexico — 0.5%
1,203,522	Genomma Lab Internacional SAB de CV – Class B *	1,546,200

	Netherlands — 1.1%
89,847	Philips Lighting NV	3,317,072

	Norway — 0.5%
26,263	Borregaard ASA	306,317
506,968	Kongsberg Automotive ASA *	520,294
315,457	Kvaerner ASA *	453,539
17,060	Selvaag Bolig ASA	79,405

	Total Norway	1,359,555

Shares	Description	Value ($)
	Poland — 0.2%
172,509	Enea SA	738,129

	Portugal — 0.2%
118,016	Navigator Co SA (The)	503,983

	Singapore — 1.9%
201,400	Venture Corp Ltd	2,351,282
2,565,400	Yanlord Land Group Ltd	3,277,075

	Total Singapore	5,628,357

	South Africa — 0.9%
32,504	Astral Foods Ltd	387,160
349,098	Blue Label Telecoms Ltd	496,767
191,756	DataTec Ltd	834,454
97,531	Reunert Ltd	521,784
36,959	Wilson Bayly Holmes-Ovcon Ltd	395,003

	Total South Africa	2,635,168

	South Korea — 2.6%
804	Chong Kun Dang Pharmaceutical Corp	74,322
14,836	DongKook Pharmaceutical Co Ltd	780,730
9,392	F&F Co Ltd	312,410
32,772	Hyundai Corp	652,931
111,270	Kwang Dong Pharmaceutical Co Ltd	854,769
4,742	Kyungdong Pharm Co Ltd	83,717
19,505	LF Corp	503,894
43,006	LOTTE Himart Co Ltd	2,612,342
865	Namyang Dairy Products Co Ltd	520,318
8,128	Samjin Pharmaceutical Co Ltd	243,088
12,978	SeAH Steel Corp	1,071,290
64,283	Seohan Co Ltd	132,983

	Total South Korea	7,842,794

	Sweden — 1.6%
59,570	Acando AB	204,772
72,606	Bufab AB	860,687
8,235	KNOW IT AB	126,396
79,823	Loomis AB – Class B	2,912,592
99,263	New Wave Group AB – B Shares	696,632
22,654	Tethys Oil AB	152,661

	Total Sweden	4,953,740

	Switzerland — 5.8%
19,344	ALSO Holding AG (Registered) *	2,516,768
34,412	Ascom Holding AG (Registered)	670,769
14,372	Baloise Holding AG (Registered)	2,290,369
19,911	Bobst Group SA (Registered)	2,260,332
2,489	Coltene Holding AG (Registered)	261,061
1,965	Forbo Holdings AG (Registered)	2,991,984

8	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
1,703	Inficon Holding AG (Registered) *	970,508
6,876	Orior AG	547,776
607	Sika AG	4,307,482
1,776	Swiss Life Holding AG (Registered) *	635,813

	Total Switzerland	17,452,862

	Taiwan — 2.0%
332,000	China Motor Corp	309,389
533,000	Coretronic Corp	648,646
569,000	Elitegroup Computer Systems Co Ltd *	361,081
270,000	Farglory Land Development Co Ltd	327,455
928,000	Great Wall Enterprise Co Ltd	953,607
391,000	Kindom Construction Corp	237,014
178,000	Lite-On Semiconductor Corp	208,276
204,000	Lotes Co Ltd	1,281,543
375,000	Radiant Opto-Electronics Corp	949,403
35,000	Senao International Co Ltd	61,861
133,000	Syncmold Enterprise Corp	307,278
111,000	Topco Scientific Co Ltd	291,209

	Total Taiwan	5,936,762

	United Kingdom — 11.2%
583,727	888 Holdings Plc	1,983,100
790	Bellway Plc	32,789
126,162	Bovis Homes Group Plc	1,722,739
444,731	Cape Plc	1,518,530
8,488	Close Brothers Group Plc	169,692
28,072	Computacenter Plc	371,354
681,524	EI Group Plc *	1,249,398
544,951	Electrocomponents Plc	4,466,415
27,132	Euromoney Institutional Investor Plc	393,949
180,057	Evraz Plc	782,656
383,266	Fenner Plc	1,705,456
51,227	Games Workshop Group Plc	1,085,725
142,939	Hays Plc	338,232
201,555	IMI Plc	2,959,295
519,679	Jupiter Fund Management Plc	3,610,274
98,898	McBride Plc *	224,642
58,518	McColl’s Retail Group Plc	203,721
70,531	Micro Focus International Plc	2,075,163
59,392	Morgan Sindall Group Plc	966,057
261,184	Ophir Energy Plc *	261,744
67,836	Polypipe Group Plc	347,727
266,558	RPS Group Plc	995,307
90,457	Savills Plc	1,035,487
63,459	Segro Plc (REIT)	441,950
10,981	Spirent Communications Plc	13,819
130,411	SThree Plc	557,395
178,251	Stock Spirits Group Plc	537,317

Shares / Par Value†		Description	Value ($)
		United Kingdom — continued
	39,076	Tate & Lyle Plc	345,033
	209,095	Trinity Mirror Plc	261,023
	9,293	Vedanta Resources Plc	102,698
	289,388	Vesuvius Plc	2,162,114
	21,186	WH Smith Plc	506,250
	111,282	Wincanton Plc	342,767

		Total United Kingdom	33,769,818

		United States — 0.3%
	56,600	OM Asset Management Plc	799,758

		TOTAL COMMON STOCKS (COST $268,231,124)	290,009,902

		PREFERRED STOCKS — 1.6%

		Brazil — 0.6%
	949,100	Metalurgica Gerdau SA *	1,706,532

		Germany — 1.0%
	29,469	Draegerwerk AG & Co KGaA, 0.21%	3,157,111

		TOTAL PREFERRED STOCKS (COST $4,769,428)	4,863,643

		MUTUAL FUNDS — 0.5%

		United States — 0.5%
		Affiliated Issuers — 0.5%
	60,333	GMO U.S. Treasury Fund	1,507,719

		TOTAL MUTUAL FUNDS (COST $1,507,719)	1,507,719

		SHORT-TERM INVESTMENTS — 1.8%

		Time Deposits — 1.8%
AUD	128,380	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.73%, due 09/01/17	102,056
	1,494,770	BNP Paribas (Paris) Time Deposit, 0.87%, due 09/01/17	1,494,770
JPY	1,260	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.13)%, due 09/01/17	11
SGD	7,733	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/17	5,703
GBP	44,592	Citibank (New York) Time Deposit, 0.05%, due 09/01/17	57,662
	665,874	Citibank (New York) Time Deposit, 0.87%, due 09/01/17	665,874
	1,494,770	Standard Chartered Bank (London) Time Deposit, 0.87%, due 09/01/17	1,494,770
EUR	72,456	Sumitomo (Tokyo) Time Deposit, (0.56)%, due 09/01/17	86,255

See accompanying notes to the financial statements.	9

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Time Deposits — continued
1,408,652	Sumitomo (Tokyo) Time Deposit, 0.87%, due 09/01/17	1,408,652

	Total Time Deposits	5,315,753

	TOTAL SHORT-TERM INVESTMENTS (COST $5,315,753)	5,315,753

	TOTAL INVESTMENTS — 100.2% (Cost $279,824,024)	301,697,017
	Other Assets and Liabilities (net) — (0.2%)	(611,150)

	TOTAL NET ASSETS — 100.0%	$301,085,867

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
22	Mini MSCI EAFE	September 2017	$2,128,280	$15,927

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contracts.

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment value using significant unobservable inputs (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

10	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.8%
Preferred Stocks	1.2
Mutual Funds	0.1
Short-Term Investments	0.1
Other	0.8

100.0%

Country Summary¤	% of Investments
Japan	26.8%
United Kingdom	14.0
France	12.8
Germany	12.2
Hong Kong	5.2
Switzerland	5.2
Spain	4.4
Australia	4.1
Italy	3.2
Netherlands	2.9
Sweden	2.5
Norway	2.4
Other Developed	1.7 ‡
Austria	1.5
Finland	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	12.0%
Materials	10.5
Insurance	9.4
Banks	9.2
Automobiles & Components	8.4
Energy	7.8
Pharmaceuticals, Biotechnology & Life Sciences	7.5
Food, Beverage & Tobacco	4.6
Consumer Durables & Apparel	3.9
Real Estate	3.3
Utilities	3.2
Transportation	3.2
Technology Hardware & Equipment	2.8
Telecommunication Services	2.6
Household & Personal Products	2.2
Semiconductors & Semiconductor Equipment	1.7
Commercial & Professional Services	1.7
Retailing	1.4
Software & Services	1.3
Diversified Financials	1.1
Food & Staples Retailing	0.9
Media	0.6
Consumer Services	0.4
Health Care Equipment & Services	0.3

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

11

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Australia — 4.1%
321,081	Abacus Property Group (REIT)	912,970
115,011	Adelaide Brighton Ltd	527,016
2,014,523	BHP Billiton Ltd	43,854,484
2,796,515	BlueScope Steel Ltd	24,205,763
128,589	Credit Corp Group Ltd	1,839,091
4,763,601	CSR Ltd	15,353,218
1,772,356	Dexus (REIT)	13,543,773
5,890,149	Downer EDI Ltd	33,475,601
125,824	Elders Ltd *	469,541
6,082,453	Fortescue Metals Group Ltd	29,265,732
66,022	Investa Office Fund (REIT)	237,643
1,485,829	Metcash Ltd	3,213,039
1,261,726	Mineral Resources Ltd	14,958,366
1,518,586	Nine Entertainment Co Holdings Ltd	1,650,109
3,134,379	OZ Minerals Ltd	20,364,496
581,223	Pact Group Holdings Ltd	2,388,828
90,238	Rio Tinto Ltd	4,892,253
1,176,271	Shopping Centres Australasia Property Group (REIT)	2,087,814
394,187	Sigma Healthcare Ltd	268,727
17,983	Sonic Healthcare Ltd	313,187
288,481	Southern Cross Media Group Ltd	297,458
241,293	Star Entertainment Grp Ltd (The)	998,656
75,035	Tabcorp Holdings Ltd	245,396
364,680	Tassal Group Ltd	1,129,142
69,894	Vicinity Centres (REIT)	145,756
19,738	Virtus Health Ltd	91,172
30,282	Woodside Petroleum Ltd	696,841
391,384	WorleyParsons Ltd *	4,198,476

	Total Australia	221,624,548

	Austria — 1.4%
79,093	Oesterreichische Post AG	3,543,829
908,093	OMV AG	52,242,284
418,263	voestalpine AG	21,705,268

	Total Austria	77,491,381

	Belgium — 0.2%
615,191	AGFA-Gevaert NV *	2,722,025
1,134	Barco NV	110,631
125,268	bpost SA	3,498,449
46,444	D’ieteren SA/NV	2,135,794
7,450	Elia System Operator SA/NV	443,316
90,674	Orange Belgium SA	2,181,620

	Total Belgium	11,091,835

	Denmark — 0.5%
13,211	AP Moeller – Maersk A/S – Class B	27,289,233

Shares	Description	Value ($)
	Denmark — continued
2,643	Dfds A/S	152,527
12,564	Per Aarsleff Holding A/S	355,970
8,571	Schouw & Co AB	899,356

	Total Denmark	28,697,086

	Finland — 1.1%
35,489	Kesko Oyj – B Shares	1,912,787
106,741	Metso Oyj	3,541,353
187,914	Orion Oyj – Class B	8,897,122
27,313	Tieto Oyj	863,995
1,763,819	UPM-Kymmene Oyj	45,913,627

	Total Finland	61,128,884

	France — 12.7%
1,398,855	Air France-KLM *	21,385,278
4,926,629	AXA SA	142,845,448
837,339	BNP Paribas SA	63,661,151
107,731	Casino Guichard Perrachon SA	6,123,346
127,661	Christian Dior SE	39,398,046
190,702	Cie Generale des Etablissements Michelin	26,013,414
638,748	CNP Assurances	14,825,701
1,832,116	Credit Agricole SA	32,336,225
31,200	Ipsen SA	4,197,317
17,255	IPSOS	539,113
56,112	L’Oreal SA	11,854,251
4,612	Legrand SA	323,449
238,372	Metropole Television SA	5,243,694
578,694	Peugeot SA	12,235,911
466,796	SCOR SE	19,541,657
7,768	Societe BIC SA	933,129
1,605,095	Societe Generale SA	89,792,090
2,247,200	STMicroelectronics NV – NY Shares	39,191,168
1,027,654	STMicroelectronics NV	17,873,252
2,653,843	TOTAL SA	137,700,872

	Total France	686,014,512

	Germany — 10.9%
284,910	ADVA Optical Networking SE *	1,615,154
663,257	Allianz SE (Registered)	142,153,428
152,880	BASF SE	14,828,962
1,287,576	Bayerische Motoren Werke AG	119,735,744
92,048	Bechtle AG	6,357,273
94,293	Beiersdorf AG	10,076,623
5,852	Cewe Stiftung & Co KGAA	502,547
1,880,650	Daimler AG (Registered Shares)	137,234,656
2,991,435	Deutsche Lufthansa AG (Registered)	75,129,785
9,759	Diebold Nixdorf AG	812,426
5,773	Duerr AG	673,443
20,395	Evonik Industries AG	661,851

12	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
7,958	Fraport AG Frankfurt Airport Services Worldwide	786,007
44,585	Henkel AG & Co KGaA	5,399,624
6,881	Indus Holding AG	519,508
57,696	Jenoptik AG	1,692,725
2,151	Koenig & Bauer AG	162,747
23,213	Leoni AG	1,395,438
215,662	RHOEN-KLINIKUM AG	7,176,252
1,293	RTL Group SA	98,256
940,908	RWE AG *	23,497,685
6,606	Salzgitter AG	297,140
13,801	Siltronic AG *	1,349,542
303,766	Software AG	13,363,428
180,448	STADA Arzneimittel AG	16,907,100
24,977	Talanx AG	1,033,773
51,137	Volkswagen AG	7,905,625

	Total Germany	591,366,742

	Hong Kong — 5.2%
499,300	ASM Pacific Technology Ltd	6,187,910
7,764,100	BOC Hong Kong Holdings Ltd	39,666,866
2,881,600	Champion (REIT)	2,121,800
2,361,100	Dah Sing Banking Group Ltd	5,318,485
469,800	Dah Sing Financial Holdings Ltd	3,410,695
5,255,990	Esprit Holdings Ltd *	3,044,883
4,350,000	Global Brands Group Holding Ltd *	389,674
2,478,900	Hysan Development Co Ltd	11,478,007
3,724,879	I-CABLE Communications Ltd *	131,131
3,502,200	Kerry Properties Ltd	13,901,542
4,303,791	Link (REIT)	35,552,797
917,200	Luk Fook Holdings International Ltd	3,149,382
3,770,000	Man Wah Holdings Ltd	3,513,472
1,621,000	Pacific Textiles Holdings Ltd	1,649,845
1,075,700	PCCW Ltd	600,437
20,883,100	SJM Holdings Ltd	18,256,752
1,526,200	SmarTone Telecommunications Holdings Ltd	1,865,166
162,400	Swire Properties Ltd	563,486
39,000	Swire Pacific Ltd – Class A	397,209
135,500	Techtronic Industries Co Ltd	702,073
435,800	Television Broadcasts Ltd	1,455,440
32,317,000	WH Group Ltd	33,872,936
5,591,900	Wharf Holdings Ltd (The)	53,344,187
2,207,500	Wheelock & Co Ltd	16,539,620
845,075	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	162,164
7,170,600	Xinyi Glass Holdings Ltd *	7,159,109
3,383,800	Yue Yuen Industrial Holdings Ltd	14,678,148

	Total Hong Kong	279,113,216

Shares	Description	Value ($)
	Ireland — 0.1%
139,301	Smurfit Kappa Group Plc	4,245,015

	Israel — 0.3%
71,321	Bank Hapoalim BM	480,078
274,626	El Al Israel Airlines	181,198
5,759,190	Israel Discount Bank Ltd – Class A *	14,371,157
36,740	Mizrahi Tefahot Bank Ltd	654,776
10,496	Teva Pharmaceutical Industries Ltd	166,871

	Total Israel	15,854,080

	Italy — 3.2%
474,840	A2A SPA	798,288
70,335	Amplifon SPA	1,019,310
754,299	Banca Mediolanum SPA	6,389,625
78,636	De’ Longhi SPA	2,369,452
6,787,484	Enel SPA	41,121,123
3,284	Eni SPA	51,579
457,737	EXOR NV	29,416,306
2,482,800	Fiat Chrysler Automobiles NV *	37,564,764
2,680,968	Hera SPA	8,586,686
1,899,842	Iren SPA	5,210,243
51,526	La Doria SPA	647,581
711,078	Recordati SPA	30,497,843
2,430	Reply SPA	556,655
717,877	Societa Cattolica di Assicurazioni SCRL	6,172,318
595,147	Telecom Italia SPA *	571,098
3,330,242	Telecom Italia SPA-RSP	2,589,563

	Total Italy	173,562,434

	Japan — 26.6%
19,600	ADEKA Corp	333,948
7,000	Aichi Corp	47,775
1,200	Ain Holdings Inc	88,354
140,800	Alpine Electronics Inc	2,602,530
83,700	AOKI Holdings Inc	1,114,760
112,300	Aoyama Trading Co Ltd	4,116,446
29,200	Asahi Glass Co Ltd	1,140,057
884,000	Asahi Kasei Corp	10,602,343
118,500	Asatsu-DK Inc	3,194,696
127,800	Autobacs Seven Co Ltd	2,108,944
1,659,000	Brother Industries Ltd	39,356,522
283,400	Canon Inc	9,933,664
52,100	Cawachi Ltd	1,265,715
321,300	Coca-Cola Bottlers Japan Inc	11,006,024
6,200	Computer Engineering & Consulting Ltd	125,452
199,500	Concordia Financial Group Ltd	951,118
439,600	Cosmo Energy Holdings Co Ltd	9,116,027
21,200	Credit Saison Co Ltd	383,724
295,800	Daikyo Inc	578,819

See accompanying notes to the financial statements.	13

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
434,700	Daiwa House Industry Co Ltd	15,202,456
711,000	Daiwabo Holdings Co Ltd	2,862,834
809,700	DCM Holdings Co Ltd	7,290,422
1,864,200	Denka Co Ltd	11,874,227
434,000	DIC Corp	15,353,445
70,600	Doutor Nichires Holdings Co Ltd	1,535,129
17,300	DTS Corp	487,383
7,500	Ehime Bank Ltd (The)	95,452
116,000	Fuji Electric Co Ltd	639,969
78,400	Fujikura Ltd	637,894
4,240,000	Fujitsu Ltd	31,430,579
455,900	Fuji Oil Holdings Inc	12,807,112
138,500	Furukawa Electric Co Ltd	7,521,341
34,400	Fuyo General Lease Co Ltd	2,085,024
170,000	Geo Holdings Corp	2,410,654
36,000	Gree Inc	263,239
232,500	Gunze Ltd	1,038,315
1,236,700	Hanwa Co Ltd	8,321,337
1,126,500	Hazama Ando Corp	7,946,845
213,600	Hiroshima Bank Ltd (The)	858,322
13,600	Hitachi Capital Corp	316,420
549,200	Hitachi Chemical Co Ltd	14,876,004
140,000	Hitachi High-Technologies Corp	4,999,928
1,890,000	Hitachi Ltd	13,010,058
7,200	Hitachi Transport System Ltd	174,108
2,300	Hokuetsu Bank Ltd (The)	53,570
156,000	Horiba Ltd	9,577,792
243,600	Idemitsu Kosan Co Ltd	5,950,205
26,700	Isuzu Motors Ltd	348,392
8,021,100	ITOCHU Corp	130,981,244
81,800	Itochu Techno-Solutions Corp	3,047,059
530,300	K’s Holdings Corp	11,853,761
36,700	Kagome Co Ltd	1,159,116
923,000	Kanematsu Corp	2,177,151
261,400	Keihin Corp	4,304,033
61,200	Kohnan Shoji Co Ltd	1,147,607
9,900	Koito Manufacturing Co Ltd	617,100
68,100	Kokuyo Co Ltd	1,084,453
48,900	Kuraray Co Ltd	929,021
8,200	Kyowa Exeo Corp	154,556
77,400	Lasertec Corp	1,402,507
28,900	Mandom Corp	1,736,298
8,045,400	Marubeni Corp	52,355,173
2,400	Maruwa Co Ltd	130,510
200,700	Medipal Holdings Corp	3,542,666
8,121,200	Mitsubishi Chemical Holdings Corp	75,693,819
2,455,100	Mitsubishi Corp	56,799,929
345,500	Mitsubishi Gas Chemical Co Inc	8,589,278
978,500	Mitsubishi Tanabe Pharma Corp	24,136,524
11,493,700	Mitsubishi UFJ Financial Group Inc	70,037,471

Shares	Description	Value ($)
	Japan — continued
498,000	Mitsubishi UFJ Lease & Finance Co Ltd	2,519,018
6,290,900	Mitsui & Co Ltd	94,152,367
1,579,000	Mitsui Chemicals Inc	9,457,621
2,193,000	Mitsui Engineering & Shipbuilding Co Ltd	2,749,389
3,600	Mitsui Sugar Co Ltd	122,420
419,000	Mitsui Mining & Smelting Co Ltd	2,222,098
68,200	Morinaga & Co Ltd	3,912,952
87,000	Namura Shipbuilding Co Ltd	519,504
223,100	NET One Systems Co Ltd	2,281,333
179,000	Nichias Corp	2,099,734
5,400	Nichiha Corp	196,884
520,800	Nichirei Corp	13,768,119
9,900	Nifco Inc	567,971
127,000	Nippo Corp	2,519,339
531,000	Nippon Chemi-Con Corp	2,001,283
1,426,800	Nippon Light Metal Holdings Co Ltd	4,205,519
21,800	Nippon Paper Industries Co Ltd	417,990
2,602,800	Nippon Telegraph & Telephone Corp	129,578,798
9,160	Nippon Television Holdings Inc	166,221
27,356	Nippon Electric Glass Co Ltd	1,041,200
77,900	Nippon Signal Co Ltd	826,735
119,300	Nishi-Nippon Financial Holdings Inc	1,280,750
828,900	Nissan Motor Co Ltd	8,252,227
185,300	Nisshinbo Holdings Inc	1,965,535
40,200	Nissin Electric Co Ltd	447,111
88,500	Nomura Holdings Inc	492,410
800	NuFlare Technology Inc	43,644
10,500	Okamura Corp	106,837
122,700	Okinawa Electric Power Co (The)	2,736,695
205,800	Onward Holdings Co Ltd	1,512,757
101,200	Open House Co Ltd	3,132,160
452,200	Orient Corp	732,258
12,000	Osaki Electric Co Ltd	94,482
585,400	Otsuka Holdings Co Ltd	23,596,438
174,100	Pola Orbis Holdings Inc	5,589,658
108,200	Press Kogyo Co Ltd	567,593
112,000	Prima Meat Packers Ltd	694,472
32,000	Relo Group Inc	729,203
106,200	Rengo Co Ltd	613,918
42,500	Rohm Co Ltd	3,309,051
43,300	San-A Co Ltd	1,904,324
34,000	Sankyu Inc	266,067
1,644,900	Sekisui Chemical Co Ltd	30,713,905
235,500	Showa Denko KK	6,275,485
89,000	Showa Shell Sekiyu KK	976,247
38,200	Softbank Technology Corp	631,820
14,053,500	Sojitz Corp	37,738,575
194,000	Sumitomo Chemical Co Ltd	1,164,389
68,600	Sumitomo Dainippon Pharma Co Ltd	936,446
642,400	Sumitomo Forestry Co Ltd	10,021,595

14	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,907,800	Sumitomo Heavy Industries Ltd	14,226,566
2,178,800	Sumitomo Mitsui Financial Group Inc	81,123,881
728,000	Sumitomo Rubber Industries Ltd	12,073,800
15,200	Suzuken Co Ltd	554,063
125,100	Suzuki Motor Corp	6,281,746
162,300	T-Gaia Corp	3,187,459
94,300	TIS Inc	2,787,383
149,400	Toho Holdings Co Ltd	2,934,986
9,330	Tokyo Electric Power Co Holdings Inc *	37,780
154,000	Tokyo Electron Ltd	21,689,124
35,700	Tokyo Seimitsu Co Ltd	1,227,056
56,000	Toppan Printing Co Ltd	561,004
8,800	Toshiba Plant Systems & Services Corp	151,554
5,394,000	Tosoh Corp	63,410,468
55,500	Towa Pharmaceutical Co Ltd	2,652,724
23,100	Toyoda Gosei Co Ltd	538,262
1,083,700	Toyota Tsusho Corp	33,346,613
31,900	TPR Co Ltd	968,102
185,700	TS Tech Co Ltd	5,808,635
87,400	TSI Holdings Co Ltd	634,684
362,000	Tsubakimoto Chain Co	2,844,088
17,000	Tsumura & Co	643,599
4,304,100	Ube Industries Ltd	12,320,576
6,800	UKC Holdings Corp	119,383
225,800	Valor Holdings Co Ltd	4,887,248
26,600	Warabeya Nichiyo Holdings Co Ltd	667,579
30,500	Yahagi Construction Co Ltd	263,342
46,600	Yamaguchi Financial Group Inc	526,611
625,000	Zeon Corp	7,890,343

	Total Japan	1,436,125,856

	Malta — 0.0%
15,984,486	BGP Holdings Plc (a)	270,208

	Netherlands — 2.8%
19,741	Aalberts Industries NV	878,656
104,679	BinckBank NV	529,187
131,300	Constellium NV – Class A *	1,483,690
19,187	Corbion NV	578,493
210,719	Heineken Holding NV	20,815,912
3,951,948	ING Groep NV	70,150,214
125,132	Philips Lighting NV	4,619,762
472,653	PostNL NV	1,882,332
1,187,832	Wolters Kluwer NV	51,894,374

	Total Netherlands	152,832,620

	New Zealand — 0.0%
550,314	Air New Zealand Ltd	1,413,349
237,499	Chorus Ltd	682,777
43,683	Fletcher Building Ltd	260,120

	Total New Zealand	2,356,246

Shares	Description	Value ($)
	Norway — 2.4%
11,876	Austevoll Seafood ASA	122,700
244,548	Bakkafrost P/F	11,418,540
499,824	BW LPG Ltd *	2,057,029
614,388	DNB ASA	12,000,608
1,162,911	Orkla ASA	11,940,262
12,831	Salmar ASA	372,046
12,295	SpareBank 1 Nord Norge	97,408
2,334,239	Statoil ASA	44,172,864
1,502,199	Storebrand ASA	12,434,643
2,229,468	Subsea 7 SA	32,074,366
45,524	Telenor ASA	921,415
16,108	Yara International ASA	659,096

	Total Norway	128,270,977

	Portugal — 0.2%
148,834	Altri SGPS SA	650,375
1,104,709	CTT-Correios de Portugal SA	6,853,428
178,954	Navigator Co SA (The)	764,217
730,139	REN-Redes Energeticas Nacionais SGPS SA	2,401,347

	Total Portugal	10,669,367

	Singapore — 0.2%
537,100	CapitaLand Commercial Trust (REIT)	690,102
9,300	CapitaLand Mall Trust (REIT)	14,894
333,000	Fortune Real Estate Investment Trust	398,059
1,380,400	Mapletree Greater China Commercial Trust (REIT)	1,146,257
706,500	Mapletree Industrial Trust (REIT)	966,821
980,400	Mapletree Logistics Trust (REIT)	889,661
436,000	Venture Corp Ltd	5,090,164
3,507,400	Yangzijiang Shipbuilding Holdings Ltd	3,876,451
93,000	Yanlord Land Group Ltd	118,799

	Total Singapore	13,191,208

	Spain — 4.4%
18,777	Aena SA	3,672,903
633,000	Ebro Foods SA	15,100,799
2,698,088	Endesa SA	65,191,232
7,787,387	Mapfre SA	27,608,182
7,132,483	Repsol SA	122,727,003
11,674	Viscofan SA	705,033

	Total Spain	235,005,152

	Sweden — 2.5%
200,753	Alfa Laval AB	4,549,155
726,710	Atlas Copco AB – A Shares	28,510,403
97,688	Atlas Copco AB – B Shares	3,488,538
140,127	Axfood AB	2,480,217

See accompanying notes to the financial statements.	15

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
36,580	Bilia AB – A Shares	381,172
63,284	Castellum AB	991,040
6,511	Granges AB	72,357
32,183	Industrivarden AB – C Shares	762,792
60,408	Klovern AB – B Shares	83,667
17,435	NCC AB – B Shares	455,096
2,855,987	Sandvik AB	47,217,975
35,435	Securitas AB – B Shares	582,880
13,261	Skanska AB – B Shares	299,686
23,199	Swedish Match AB	827,706
2,393,852	Volvo AB – B Shares	40,915,924
53,861	Wihlborgs Fastigheter AB	1,308,261

	Total Sweden	132,926,869

	Switzerland — 5.1%
58,679	Ascom Holding AG (Registered)	1,143,788
13,484	Autoneum Holding AG	3,429,207
1,774	Banque Cantonale Vaudoise (Registered)	1,280,296
5,696	BKW AG	330,978
343	Bobst Group SA (Registered)	38,938
2,018	Cembra Money Bank AG *	175,708
372	dormakaba Holding AG *	335,512
3,408	Emmi AG (Registered) *	2,279,094
20,282	EMS-Chemie Holding AG (Registered)	13,877,072
2,467	Forbo Holdings AG (Registered)	3,756,349
15,622	Georg Fischer AG (Registered)	18,006,993
42	Gurit Holding AG *	48,163
12,324	Implenia AG (Registered)	840,295
9,576	Kardex AG (Registered) *	1,003,776
5,439	Komax Holding AG (Registered)	1,513,255
28,242	Kuehne & Nagel International AG (Registered)	5,118,036
1,128,280	Logitech International SA (Registered)	40,206,045
10,546	Mobilezone Holding AG (Registered)	128,745
5,913	Sika AG	41,960,689
1,316	Swatch Group AG (The) (Registered)	102,074
111,444	Swiss Life Holding AG (Registered) *	39,897,274
1,071,070	Swiss Re AG	96,983,014
1,640	Valora Holding AG (Registered)	494,877
61,457	Vontobel Holding AG (Registered)	3,917,512
5,161	Zehnder Group AG – Class RG	182,065

	Total Switzerland	277,049,755

	United Kingdom — 13.9%
144,643	3i Group Plc	1,814,654
2,298,261	AstraZeneca Plc	134,742,034
779,910	Berkeley Group Holdings Plc (The)	37,789,398
67,143	Bovis Homes Group Plc	916,836
1,501,128	British American Tobacco Plc	93,648,069
776,174	Cairn Energy Plc *	1,722,200

Shares	Description	Value ($)
	United Kingdom — continued
1,609,321	Carillion Plc	918,809
8,000,531	Centrica Plc	20,678,693
314,378	Coca-Cola HBC AG *	10,750,414
343,457	Crest Nicholson Holdings Plc	2,420,299
4,316,811	Debenhams Plc	2,246,408
689,489	Electrocomponents Plc	5,651,047
28,644	Fenner Plc	127,460
1,874,323	Ferrexpo Plc	7,265,530
7,495,818	Firstgroup Plc *	11,371,914
356,348	Galliford Try Plc	6,423,698
7,061,238	GlaxoSmithKline Plc	140,093,295
133,725	Halfords Group Plc	557,322
335,928	Hunting Plc *	1,744,722
1,895,212	Inchcape Plc	20,419,625
2,796,582	Indivior Plc *	15,064,772
462,784	Intermediate Capital Group Plc	5,320,771
2,040,342	J Sainsbury Plc	6,210,951
1,865	Jupiter Fund Management Plc	12,956
719,818	Kingfisher Plc	2,781,395
2,898,711	Lloyds Banking Group Plc	2,389,395
154,003	Mitie Group Plc	534,673
406,874	National Express Group Plc	1,890,763
30,089	Pearson Plc	235,923
1,549,376	Persimmon Plc	53,353,632
57,252	Playtech Plc	703,645
249,518	QinetiQ Group Plc	742,891
899,033	Reckitt Benckiser Group Plc	85,253,987
941,201	Royal Mail Plc	4,794,394
607,691	Sage Group Plc (The)	5,442,954
70,646	Savills Plc	808,705
416,457	Spectris Plc	12,478,715
340,930	Vesuvius Plc	2,547,201
99,119	Victrex Plc	2,609,037
348,018	WH Smith Plc	8,316,059
5,991,747	Wm Morrison Supermarkets Plc	19,050,930
1,141,403	WPP Plc	20,815,883

	Total United Kingdom	752,662,059

	TOTAL COMMON STOCKS (COST $4,653,704,902)	5,291,550,050

	PREFERRED STOCKS — 1.2%

	Germany — 1.2%
164,043	Jungheinrich AG 1.15%	6,963,865
672,150	Porsche Automobil Holding SE 1.89%	38,152,677
131,656	Volkswagen AG 1.50%	19,670,758

	Total Germany	64,787,300

	TOTAL PREFERRED STOCKS (COST $87,275,247)	64,787,300

16	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†		Description	Value ($)
		MUTUAL FUNDS — 0.1%

		United States — 0.1%
		Affiliated Issuers — 0.1%
	204,586	GMO U.S. Treasury Fund	5,112,603

		TOTAL MUTUAL FUNDS (COST $5,112,603)	5,112,603

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
AUD	782,764	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.73%, due 09/01/17	622,258
DKK	6,869	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.55)%, due 09/01/17	1,100
GBP	129	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/17	166
HKD	1,215,829	BNP Paribas (Paris) Time Deposit, 0.01%, due 09/01/17	155,363
JPY	985,611	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.13)%, due 09/01/17	8,965
SGD	36,478	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/17	26,903
	3,462,474	Sumitomo (Tokyo) Time Deposit, 0.87%, due 09/01/17	3,462,474

		Total Time Deposits	4,277,229

		TOTAL SHORT-TERM INVESTMENTS (COST $4,277,229)	4,277,229

		TOTAL INVESTMENTS — 99.2% (Cost $4,750,369,981)	5,365,727,182
		Other Assets and Liabilities (net) — 0.8%	43,432,216

		TOTAL NET ASSETS — 100.0%	$5,409,159,398

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	17

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.6%
Preferred Stocks	2.2
Mutual Funds	1.8
Short-Term Investments	0.4
Other	0.0 ^

100.0%

Country Summary¤	% of Investments
Japan	26.4%
United Kingdom	16.3
France	13.0
Germany	11.6
Hong Kong	6.5
Switzerland	5.0
Australia	3.6
Austria	2.9
Other Developed	2.5 ‡
Netherlands	2.3
Sweden	2.3
Spain	2.3
Finland	1.9
United States	1.8
Denmark	1.6

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	12.8%
Materials	11.1
Banks	9.3
Insurance	9.2
Automobiles & Components	8.1
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Energy	7.6
Real Estate	5.5
Consumer Durables & Apparel	5.3
Food, Beverage & Tobacco	4.9
Transportation	3.9
Telecommunication Services	2.3
Technology Hardware & Equipment	2.3
Household & Personal Products	2.1
Retailing	1.7
Software & Services	1.5
Commercial & Professional Services	1.1
Utilities	0.8
Food & Staples Retailing	0.7
Semiconductors & Semiconductor Equipment	0.5
Diversified Financials	0.5
Consumer Services	0.5
Media	0.4
Health Care Equipment & Services	0.0 ^

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

18

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.6%

	Australia — 3.5%
98	Australia & New Zealand Banking Group Ltd	2,293
72,295	BHP Billiton Ltd	1,573,802
19,734	BlueScope Steel Ltd	170,811
550	Caltex Australia Ltd	14,627
9,224	Downer EDI Ltd	52,423
5,949	Fairfax Media Ltd	4,577
182,695	Fortescue Metals Group Ltd	879,037
1,299	Shopping Centres Australasia Property Group (REIT)	2,306
293	Sonic Healthcare Ltd	5,103

	Total Australia	2,704,979

	Austria — 2.9%
27,128	OMV AG	1,560,665
12,439	voestalpine AG	645,507

	Total Austria	2,206,172

	Belgium — 0.1%
84	Ageas	3,900
1,785	bpost SA	49,851

	Total Belgium	53,751

	Denmark — 1.6%
590	AP Moeller – Maersk A/S – Class B	1,218,730

	Finland — 1.9%
1,119	Orion Oyj – Class B	52,981
52,215	UPM – Kymmene Oyj	1,359,198

	Total Finland	1,412,179

	France — 12.9%
6,141	Air France-KLM *	93,882
62	Amundi SA	4,772
106	Atos SE	16,350
71,181	AXA SA	2,063,862
25,260	BNP Paribas SA	1,920,465
1,770	Christian Dior SE	546,248
1,590	CNP Assurances	36,905
28,961	Credit Agricole SA	511,152
125	L’Oreal SA	26,408
952	Peugeot SA	20,129
10,657	SCOR SE	446,138
31,192	Societe Generale SA	1,744,940
12,130	STMicroelectronics NV	210,968
42,240	TOTAL SA	2,191,722

	Total France	9,833,941

Shares	Description	Value ($)
	Germany — 9.3%
7,300	Allianz SE (Registered)	1,564,582
1,876	Aurubis AG	167,751
17,959	Bayerische Motoren Werke AG	1,670,064
168	Bechtle AG	11,603
1,981	Beiersdorf AG	211,700
446	Continental AG	100,697
26,115	Daimler AG (Registered Shares)	1,905,662
45,561	Deutsche Lufthansa AG (Registered)	1,144,263
284	Henkel AG & Co KGaA	34,395
715	METRO AG *	13,976
3,788	RWE AG *	94,599
198	Siltronic AG *	19,362
301	STADA Arzneimittel AG	28,202
1,001	Uniper SE	24,979
797	Volkswagen AG	123,214

	Total Germany	7,115,049

	Hong Kong — 6.5%
108,500	BOC Hong Kong Holdings Ltd	554,328
132,630	I-CABLE Communications Ltd *	4,669
156,500	Link (REIT)	1,292,817
389,000	SJM Holdings Ltd	340,078
2,500	Techtronic Industries Co Ltd	12,953
373,000	WH Group Ltd	390,958
156,000	Wharf Holdings Ltd (The)	1,488,169
84,000	Wheelock & Co Ltd	629,367
174,000	Xinyi Glass Holdings Ltd *	173,721
9,500	Yue Yuen Industrial Holdings Ltd	41,209

	Total Hong Kong	4,928,269

	Israel — 0.0%
100	Check Point Software Technologies Ltd *	11,187
400	Teva Pharmaceutical Industries Ltd Sponsored ADR	6,344

	Total Israel	17,531

	Italy — 1.0%
477	De’ Longhi SPA	14,373
1,463	Enel SPA	8,863
5,229	EXOR NV	336,040
19,100	Fiat Chrysler Automobiles NV *	288,983
1,166	Leonardo SPA	19,757
25,715	Saras SPA	63,443
2,141	Unipol Gruppo Finanziario SPA	9,275

	Total Italy	740,734

	Japan — 26.3%
100	Aoyama Trading Co Ltd	3,666
2,300	Asahi Glass Co Ltd	89,799

See accompanying notes to the financial statements.	19

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
24,000	Asahi Kasei Corp	287,846
8,500	Brother Industries Ltd	201,646
4,300	Canon Inc	150,723
1,100	Daicel Corp	14,030
5,900	Daiichi Sankyo Co Ltd	139,665
12,400	Daiwa House Industry Co Ltd	433,656
1,000	DCM Holdings Co Ltd	9,004
1,400	DIC Corp	49,527
100	Disco Corp	17,954
14,000	FUJIFILM Holdings Corp	550,804
2,400	Fujikura Ltd	19,527
73,000	Fujitsu Ltd	541,140
100	Fuji Oil Holdings Inc	2,809
1,400	Furukawa Electric Co Ltd	76,028
1,100	Gree Inc	8,043
20,174	Haseko Corp	250,174
1,700	Hino Motors Ltd	19,499
1,000	Hitachi Chemical Co Ltd	27,087
61,000	Hitachi Ltd	419,901
400	Horiba Ltd	24,558
200	Ibiden Co Ltd	3,312
122,000	ITOCHU Corp	1,992,210
100	Itochu Techno-Solutions Corp	3,725
13,940	K’s Holdings Corp	311,600
100	Kagome Co Ltd	3,158
2,000	Kajima Corp	18,362
100	Kobayashi Pharmaceutical Co Ltd	6,237
3,500	Konica Minolta Inc	27,933
200	Lion Corp	3,987
216,100	Marubeni Corp	1,406,264
163,900	Mitsubishi Chemical Holdings Corp	1,527,634
24,900	Mitsubishi Corp	576,074
3,400	Mitsubishi Gas Chemical Co Inc	84,525
28,200	Mitsubishi Tanabe Pharma Corp	695,606
89,000	Mitsubishi UFJ Financial Group Inc	542,326
108,500	Mitsui & Co Ltd	1,623,859
13,000	Mitsui Chemicals Inc	77,865
1,000	Mitsui Mining & Smelting Co Ltd	5,303
1,200	Morinaga & Co Ltd	68,850
3,700	Nichirei Corp	97,815
34,700	Nippon Telegraph & Telephone Corp	1,727,518
300	Nissin Foods Holdings Co Ltd	18,499
1,600	NSK Ltd	18,964
34,600	Otsuka Holdings Co Ltd	1,394,665
1,200	Resona Holdings Inc	5,973
400	Rohm Co Ltd	31,144
1,500	Seiko Epson Corp	38,494
46,000	Sekisui Chemical Co Ltd	858,921
200	Shin-Etsu Chemical Co Ltd	17,715
3,500	Showa Denko KK	93,266

Shares	Description	Value ($)
	Japan — continued
245,500	Sojitz Corp	659,254
900	Sumitomo Corp	12,748
1,100	Sumitomo Dainippon Pharma Co Ltd	15,016
33,800	Sumitomo Mitsui Financial Group Inc	1,258,485
400	Suntory Beverage & Food Ltd	18,489
900	Suzuki Motor Corp	45,192
800	Tokyo Electron Ltd	112,671
39,700	Toyota Tsusho Corp	1,221,612
400	Trend Micro Inc	18,514
200	TS Tech Co Ltd	6,256
500	Tsumura & Co	18,929
1,000	Yokohama Rubber Co Ltd (The)	18,488

	Total Japan	20,024,544

	Malta — 0.4%
15,998,662	BGP Holdings Plc (a)	270,448

	Netherlands — 2.3%
563	ASR Nederland NV	21,816
5,811	Heineken Holding NV	574,041
17,695	ING Groep NV	314,100
904	Philips Lighting NV	33,375
19,023	PostNL NV	75,759
17,259	Wolters Kluwer NV	754,016

	Total Netherlands	1,773,107

	New Zealand — 0.5%
67,722	Fletcher Building Ltd	397,811
2,722	Spark New Zealand Ltd	7,658

	Total New Zealand	405,469

	Norway — 0.4%
692	Bakkafrost P/F	32,311
4,924	DNB ASA	96,179
1,291	Norsk Hydro ASA	9,321
1,129	Storebrand ASA	9,345
8,346	Subsea 7 SA	120,070
640	Yara International ASA	26,187

	Total Norway	293,413

	Portugal — 0.0%
1,179	CTT-Correios de Portugal SA	7,314

	Singapore — 0.1%
800	DBS Group Holdings Ltd	12,188
5,500	Venture Corp Ltd	64,211

	Total Singapore	76,399

20	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Spain — 2.3%
1,786	Endesa SA	43,153
98,870	Repsol SA	1,701,234

	Total Spain	1,744,387

	Sweden — 2.3%
10,454	Atlas Copco AB – A Shares	410,133
1,003	Atlas Copco AB – B Shares	35,818
37,612	Sandvik AB	621,839
990	Svenska Cellulosa AB SCA – Class B	8,260
39,136	Volvo AB – B Shares	668,916

	Total Sweden	1,744,966

	Switzerland — 5.0%
36	EMS-Chemie Holding AG (Registered)	24,631
174	LafargeHolcim Ltd (Registered) *	10,239
4,974	Logitech International SA (Registered)	177,248
1,459	Nestle SA (Registered)	123,688
111	Sika AG	787,694
89	Swatch Group AG (The) (Registered)	6,903
2,916	Swiss Life Holding AG (Registered) *	1,043,937
18,013	Swiss Re AG	1,631,037

	Total Switzerland	3,805,377

	United Kingdom — 16.3%
31,942	AstraZeneca Plc	1,872,690
344	Bellway Plc	14,278
20,568	Berkeley Group Holdings Plc (The)	996,592
36,015	British American Tobacco Plc	2,246,801
153,213	Centrica Plc	396,004
2,065	Coca-Cola HBC AG *	70,614
8,519	Electrocomponents Plc	69,822
953	Galliford Try Plc	17,179
77,170	GlaxoSmithKline Plc	1,531,035
500	GlaxoSmithKline Plc Sponsored ADR	20,115
2,198	Hammerson Plc (REIT)	15,963
18,410	Inchcape Plc	198,355
20,279	Indivior Plc *	109,240
734	Intermediate Capital Group Plc	8,439
35,660	J Sainsbury Plc	108,552
337	Johnson Matthey Plc	12,058
843	Jupiter Fund Management Plc	5,856
136,790	Kingfisher Plc	528,560
89	Mondi Plc	2,432
34,151	Persimmon Plc	1,176,009
13,232	Reckitt Benckiser Group Plc	1,254,771
68,205	Royal Mail Plc	347,430
55,627	Sage Group Plc (The)	498,239
103	Spectris Plc	3,086
10,411	WH Smith Plc	248,776

Shares / Par Value†		Description	Value ($)
		United Kingdom — continued
	114,953	Wm Morrison Supermarkets Plc	365,496
	14,625	WPP Plc	266,718

		Total United Kingdom	12,385,110

		TOTAL COMMON STOCKS (COST $62,727,373)	72,761,869

		PREFERRED STOCKS — 2.2%

		Germany — 2.2%
	25,252	Porsche Automobil Holding SE, 1.89%	1,433,358
	1,825	Volkswagen AG, 1.50%	272,674

		Total Germany	1,706,032

		TOTAL PREFERRED STOCKS (COST $2,215,468)	1,706,032

		MUTUAL FUNDS — 1.8%

		United States — 1.8%
		Affiliated Issuers — 1.8%
	55,901	GMO U.S. Treasury Fund	1,396,970

		TOTAL MUTUAL FUNDS (COST $1,396,970)	1,396,970

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
	301,329	Barclays (London) Time Deposit, 0.87%, due 09/01/17	301,329
AUD	78	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.73%, due 09/01/17	62
CHF	3,348	Brown Brothers Harriman (Grand Cayman) Time Deposit, (1.00)%, due 09/01/17	3,491
EUR	841	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.56)%, due 09/01/17	1,002
GBP	58	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/17	75
HKD	16,353	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/17	2,090
JPY	167,192	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.13)%, due 09/01/17	1,521

		Total Time Deposits	309,570

		TOTAL SHORT-TERM INVESTMENTS (COST $309,570)	309,570

		TOTAL INVESTMENTS — 100.0% (Cost $66,649,381)	76,174,441
		Other Assets and Liabilities (net) — (0.0%)	(34,445)

		TOTAL NET ASSETS — 100.0%	$76,139,996

See accompanying notes to the financial statements.	21

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs. (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

22	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.9%
Preferred Stocks	1.9
Short-Term Investments	1.8
Mutual Funds	0.0 ^
Other	(0.6)

100.0%

Country Summary¤	% of Investments
Japan	25.6%
United Kingdom	11.5
France	9.4
Canada	8.5
Germany	7.7
Switzerland	7.5
Italy	3.3
Other Developed	3.3 ‡
Australia	2.9
Singapore	2.8
China	2.2
South Korea	2.2
Taiwan	2.0
India	1.8
Other Emerging	1.8 †
Sweden	1.6
Austria	1.2
Israel	1.1
Netherlands	1.1
South Africa	1.1
Hong Kong	1.0
Colombia	0.4

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	17.0%
Materials	11.5
Technology Hardware & Equipment	7.2
Food, Beverage & Tobacco	6.3
Real Estate	6.1
Automobiles & Components	5.3
Commercial & Professional Services	5.1
Consumer Durables & Apparel	5.1
Software & Services	4.6
Diversified Financials	3.9
Transportation	3.5
Health Care Equipment & Services	3.2
Insurance	2.8
Utilities	2.7
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Banks	2.3
Media	2.0
Food & Staples Retailing	2.0
Semiconductors & Semiconductor Equipment	2.0
Retailing	2.0
Energy	1.3
Consumer Services	0.8
Telecommunication Services	0.6
Household & Personal Products	0.3

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

23

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.9%

	Australia — 2.8%
717	BlueScope Steel Ltd	6,206
24,460	Charter Hall Group (REIT)	110,511
11,993	Costa Group Holdings Ltd	50,640
24,597	CSR Ltd	79,277
43,055	Downer EDI Ltd	244,695
5,051	Folkestone Education Trust (REIT)	11,203
11,007	Mineral Resources Ltd	130,493
30,355	Monash IVF Group Ltd	37,433
4,037	OZ Minerals Ltd	26,229

	Total Australia	696,687

	Austria — 1.2%
11,778	FACC AG *	143,018
99	Lenzing AG	15,606
6,482	POLYTEC Holding AG	124,346

	Total Austria	282,970

	Belgium — 0.4%
13,513	AGFA-Gevaert NV *	59,791
354	Barco NV	34,536
1,607	Recticel SA	13,497

	Total Belgium	107,824

	Canada — 8.4%
300	Aimia Inc	519
4,300	Air Canada *	80,370
14,492	BRP Inc	481,616
1,700	Celestica Inc *	19,508
3,100	Cogeco Inc	204,830
3,800	Dorel Industries Inc – Class B	86,970
10,200	Ensign Energy Services Inc	51,541
3,100	Gluskin Sheff + Associates Inc	42,103
5,005	Labrador Iron Ore Royalty Corp	80,200
4,407	Morguard North American Residential Real Estate Investment Trust	53,819
300	North West Co Inc (The)	7,558
49,000	Rogers Sugar Inc	253,486
27,700	Superior Plus Corp	262,637
400	Timbercreek Financial Corp	3,027
2,100	TMX Group Ltd	111,596
7,600	Transcontinental Inc – Class A	147,892
14,100	Trican Well Service Ltd *	41,778
2,000	Valener Inc	36,613
3,777	Wajax Corp	58,527
4,300	ZCL Composites Inc	44,971

	Total Canada	2,069,561

Shares	Description	Value ($)
	China — 2.2%
48,000	Agile Group Holdings Ltd	57,623
77,000	China National Materials Co Ltd – Class H	33,545
92,000	China SCE Property Holdings Ltd	47,078
586,000	China Shanshui Cement Group Ltd * (a)	—
4,000	Fufeng Group Ltd *	2,546
98,000	Harbin Electric Co Ltd – Class H	50,030
3,000	Kingboard Chemical Holdings Ltd	16,399
130,500	KWG Property Holding Ltd	118,934
14,000	Logan Property Holdings Co Ltd	13,133
2,000	Sinotruk Hong Kong Ltd	2,218
318,000	Yuzhou Properties Co Ltd	204,549

	Total China	546,055

	Colombia — 0.3%
16,409	Almacenes Exito SA	85,458

	Denmark — 0.7%
1,666	Schouw & Co AB	174,814

	Finland — 0.6%
4,855	Tieto Oyj	153,579

	France — 9.3%
13,620	Air France-KLM *	208,219
2,952	Alten SA	251,244
1,496	Arkema SA	162,705
1,162	BioMerieux	284,528
2,178	Casino Guichard Perrachon SA	123,796
2,347	Cie Generale des Etablissements Michelin	320,151
8,089	Derichebourg SA	76,673
480	Euler Hermes Group	56,997
451	Ipsen SA	60,673
2,790	Metropole Television SA	61,374
3,991	Nexity SA *	221,157
6,846	Rallye SA	125,452
6,531	SCOR SE	273,410
359	Sopra Steria Group	62,209

	Total France	2,288,588

	Germany — 6.1%
5,897	ADVA Optical Networking SE *	33,430
1,756	Bauer AG	56,925
355	Cewe Stiftung & Co KGAA	30,486
21,172	Deutsche Lufthansa AG (Registered)	531,734
4,099	Deutz AG	31,223
598	Dialog Semiconductor Plc *	27,222
4,799	Elmos Semiconductor AG	119,464
536	Isra Vision AG	93,221
1,612	Jenoptik AG	47,294

24	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
1,395	Koenig & Bauer AG	105,547
1,420	Leoni AG	85,363
275	Puma SE	113,308
8,328	S&T Deutschland Holding AG * (b)	43,584
5,770	Wacker Neuson SE	164,647
334	Washtec AG	26,504

	Total Germany	1,509,952

	Hong Kong — 1.0%
114,000	HKT Trust & HKT Ltd – Class SS	147,643
15,500	Johnson Electric Holdings Ltd	57,109
224,000	Singamas Container Holdings Ltd *	44,189

	Total Hong Kong	248,941

	India — 1.8%
9,942	Adani Enterprises Ltd	20,494
56,402	Andhra Bank *	46,650
3,027	Canara Bank	16,171
370,394	Jaiprakash Associates Ltd *	138,214
5,503	Jammu & Kashmir Bank Ltd (The) *	6,829
8,267	Jubilant Life Sciences Ltd	90,843
13,726	Karnataka Bank Ltd (The)	32,501
45,595	PTC India Ltd	85,668
1,451	Union Bank of India *	3,111

	Total India	440,481

	Indonesia — 0.3%
22,410,700	Bakrie & Brothers Tbk PT *	16,797
42,000	Indo Tambangraya Megah Tbk PT	61,299

	Total Indonesia	78,096

	Israel — 1.1%
25,058	Israel Discount Bank Ltd – Class A *	62,528
8,935	Nova Measuring Instruments Ltd *	212,692

	Total Israel	275,220

	Italy — 3.3%
8,302	ACEA SPA	120,057
75,266	Arnoldo Mondadori Editore SPA *	169,763
1,818	El.En. SPA	54,674
9,666	ERG SPA	151,676
47,261	Fincantieri SPA *	54,057
26,078	Saras SPA	64,339
22,313	Societa Cattolica di Assicurazioni SCRL	191,848

	Total Italy	806,414

	Japan — 25.3%
2,700	Arakawa Chemical Industries Ltd	62,702
1,700	Belluna Co Ltd	17,444

Shares	Description	Value ($)
	Japan — continued
7,700	Chugoku Marine Paints Ltd	64,074
4,700	CKD Corp	79,661
4,100	Daiichi Kigenso Kagaku-Kogyo Co Ltd	51,350
6,100	Dai-ichi Seiko Co Ltd	138,238
11,000	Daiwabo Holdings Co Ltd	44,291
5,800	DIC Corp	205,184
200	Fuji Pharma Co Ltd	6,921
400	Fuji Oil Holdings Inc	11,237
8,200	Fujikura Ltd	66,718
1,000	Fujitsu Frontech Ltd	19,742
3,300	Furukawa Electric Co Ltd	179,209
900	Glory Ltd	30,632
2,500	Gree Inc	18,280
30,100	Gunma Bank Ltd (The)	176,048
4,000	Hanwa Co Ltd	26,915
6,100	Heiwado Co Ltd	142,410
400	Hitachi Transport System Ltd	9,673
2,600	Hochiki Corp	47,746
9,500	Hokuhoku Financial Group Inc	145,604
3,400	Hosokawa Micron Corp	172,337
1,400	Kamei Corp	20,757
3,000	Keiyo Bank Ltd (The)	13,194
1,500	Kissei Pharmaceutical Co Ltd	38,149
20,100	Kitz Corp	161,789
5,000	Komori Corp	61,722
5,000	Kyosan Electric Manufacturing Co Ltd	26,019
2,000	Makino Milling Machine Co Ltd	15,714
800	Mandom Corp	48,064
6,000	MCJ Co Ltd	70,219
42,300	Mitsubishi UFJ Lease & Finance Co Ltd	213,965
12,000	Mitsui Mining & Smelting Co Ltd	63,640
5,200	Mixi Inc	277,750
100	Morinaga & Co Ltd	5,737
1,400	Musashino Bank Ltd (The)	39,795
9,900	NET One Systems Co Ltd	101,233
23,700	NHK Spring Co Ltd	236,851
7,100	Nichiha Corp	258,865
800	Nichirei Corp	21,149
11,000	Nippon Chemi-Con Corp	41,458
900	Nippon Shokubai Co Ltd	64,284
34,000	Nippon Soda Co Ltd	195,338
43,000	Nisshin Oillio Group Ltd (The)	308,574
200	Pacific Industrial Co Ltd	2,526
61,000	Prima Meat Packers Ltd	378,239
100	San-A Co Ltd	4,398
500	San-In Godo Bank Ltd (The)	4,151
12,100	Sanwa Holdings Corp	135,116
19,700	Showa Denko KK	524,956
14,800	Sojitz Corp	39,743

See accompanying notes to the financial statements.	25

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
12,100	Sumitomo Rubber Industries Ltd	200,677
700	Takasago International Corp	24,913
3,300	Tatsuta Electric Wire and Cable Co Ltd	21,749
9,100	T-Gaia Corp	178,718
100	Token Corp	13,830
10,000	Tokuyama Corp *	44,294
3,300	Tokyo Century Corp	143,032
400	TPR Co Ltd	12,139
7,100	TS Tech Co Ltd	222,086
22,000	Tsubakimoto Chain Co	172,845
200	Tsumura & Co	7,572
3,500	Warabeya Nichiyo Holdings Co Ltd	87,839

	Total Japan	6,219,505

	Luxembourg — 0.4%
4,600	Orion Engineered Carbons SA	98,900

	Malaysia — 0.3%
67,300	Berjaya Corp Bhd *	5,220
3,900	Malaysian Pacific Industries Berhad	12,916
68,400	Padini Holdings Berhad	66,551

	Total Malaysia	84,687

	Mexico — 0.7%
130,600	Genomma Lab Internacional SAB de CV – Class B *	167,786

	Netherlands — 1.1%
7,251	Philips Lighting NV	267,700

	Norway — 0.6%
851	Borregaard ASA	9,926
75,387	Kongsberg Automotive ASA *	77,368
35,372	Kvaerner ASA *	50,855
1,541	Selvaag Bolig ASA	7,173

	Total Norway	145,322

	Portugal — 0.2%
9,905	Navigator Co SA (The)	42,299

	Singapore — 2.8%
16,400	UMS Holdings Ltd	11,459
16,600	Venture Corp Ltd	193,800
370,000	Yanlord Land Group Ltd	472,643

	Total Singapore	677,902

	South Africa — 1.1%
1,622	Astral Foods Ltd	19,320
20,751	Blue Label Telecoms Ltd	29,529
21,725	DataTec Ltd	94,540

Shares	Description	Value ($)
	South Africa — continued
8,814	Reunert Ltd	47,154
6,757	Wilson Bayly Holmes-Ovcon Ltd	72,216

	Total South Africa	262,759

	South Korea — 2.2%
1,164	DongKook Pharmaceutical Co Ltd	61,255
489	F&F Co Ltd	16,266
1,503	Hyundai Corp	29,945
141	Hyundai Home Shopping Network Corp	17,212
10,351	Kwang Dong Pharmaceutical Co Ltd	79,516
1,055	Kyungdong Pharm Co Ltd	18,625
831	LF Corp	21,468
2,391	LOTTE Himart Co Ltd	145,238
2,120	Mirae Asset Life Insurance Co Ltd	10,436
59	Namyang Dairy Products Co Ltd	35,490
224	Samjin Pharmaceutical Co Ltd	6,699
1,078	SeAH Steel Corp	88,985

	Total South Korea	531,135

	Sweden — 1.6%
5,383	Acando AB	18,504
7,677	Bufab AB	91,005
744	KNOW IT AB	11,419
6,074	Loomis AB – Class B	221,629
5,018	New Wave Group AB – B Shares	35,217
2,048	Tethys Oil AB	13,801

	Total Sweden	391,575

	Switzerland — 7.4%
2,266	ALSO Holding AG (Registered) *	294,820
2,199	Ascom Holding AG (Registered)	42,863
882	Baloise Holding AG (Registered)	140,558
3,287	Bobst Group SA (Registered)	373,146
212	Coltene Holding AG (Registered)	22,236
236	Forbo Holdings AG (Registered)	359,343
121	Inficon Holding AG (Registered) *	68,956
72	Sika AG	510,937

	Total Switzerland	1,812,859

	Taiwan — 2.0%
4,000	Alpha Networks Inc	2,861
8,000	China Motor Corp	7,455
40,000	Coretronic Corp	48,679
49,000	Elitegroup Computer Systems Co Ltd *	31,095
24,000	Farglory Land Development Co Ltd	29,107
66,000	Great Wall Enterprise Co Ltd	67,821
18,000	Lotes Co Ltd	113,077
44,000	Mitac Holdings Corp	52,523
31,000	Radiant Opto-Electronics Corp	78,484

26	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
3,000	Senao International Co Ltd	5,302
9,000	Syncmold Enterprise Corp	20,793
9,000	Topco Scientific Co Ltd	23,612
2,000	Tripod Technology Corp	7,511

	Total Taiwan	488,320

	United Kingdom — 11.4%
47,769	888 Holdings Plc	162,286
123	Bellway Plc	5,105
44,407	Cape Plc	151,627
547	Close Brothers Group Plc	10,936
13,696	EI Group Plc *	25,108
16,863	Electrocomponents Plc	138,209
2,633	Euromoney Institutional Investor Plc	38,230
16,653	Evraz Plc	72,386
25,931	Fenner Plc	115,388
4,579	Games Workshop Group Plc	97,049
13,555	Hays Plc	32,075
19,330	IMI Plc	283,809
50,003	Jupiter Fund Management Plc	347,377
16,573	McBride Plc *	37,645
7,320	Micro Focus International Plc	215,369
17,461	Morgan Sindall Group Plc	284,017
46,584	RPS Group Plc	173,941
8,586	Savills Plc	98,286
5,816	Segro Plc (REIT)	40,505
1,111	Spirent Communications Plc	1,398
32,058	SThree Plc	137,020
27,652	Stock Spirits Group Plc	83,354
3,934	Tate & Lyle Plc	34,736
13,473	Trinity Mirror Plc	16,819
5,839	TT Electronics Plc	17,038
1,549	Vedanta Resources Plc	17,118
14,516	Vesuvius Plc	108,454
1,966	WH Smith Plc	46,978
3,416	Wincanton Plc	10,522

	Total United Kingdom	2,802,785

	United States — 0.3%
5,200	OM Asset Management Plc	73,476

	TOTAL COMMON STOCKS (COST $22,471,713)	23,831,650

	PREFERRED STOCKS — 1.9%

	Brazil — 0.4%
54,000	Metalurgica Gerdau SA*	97,095

	Shares / Par Value†	Description	Value ($)
		Germany — 1.5%
	3,365	Draegerwerk AG & Co KGaA, 0.21%	360,503

		TOTAL PREFERRED STOCKS (COST $452,633)	457,598

		Investment Funds — 0.0%

		Thailand — 0.0%
	7,210	Jasmine Broadband Internet Infrastructure Fund	2,476

		TOTAL INVESTMENT FUNDS (COST $2,015)	2,746

		MUTUAL FUNDS — 0.0%

		United States — 0.0%
		Affiliated Issuers — 0.0%
	223	GMO U.S. Treasury Fund	5,570

		TOTAL MUTUAL FUNDS (COST $5,570)	5,570

		SHORT-TERM INVESTMENTS — 1.8%

		Time Deposits — 1.8%
	122,067	BNP Paribas (Paris) Time Deposit, 0.87%, due 09/01/17	122,067
AUD	9,711	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.73%, due 09/01/17	7,720
CAD	3,462	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.15%, due 09/01/17	2,772
GBP	3,401	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/17	4,398
SGD	586	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/17	432
	75,346	Citibank (New York) Time Deposit, 0.87%, due 09/01/17	75,346
	122,067	Standard Chartered Bank (London) Time Deposit, 0.87%, due 09/01/17	122,067
	122,067	Sumitomo (Tokyo) Time Deposit, 0.87%, due 09/01/17	122,067

		Total Time Deposits	456,869

		TOTAL SHORT-TERM INVESTMENTS (COST $456,869)	456,869

		TOTAL INVESTMENTS — 100.6% (Cost $23,388,800)	24,754,163
		Other Assets and Liabilities (net) — (0.6%)	(149,563)

		TOTAL NET ASSETS — 100.0%	$24,604,600

See accompanying notes to the financial statements.	27

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

28	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.2%
Mutual Funds	2.7
Short-Term Investments	0.0 ^
Other	0.1

100.0%

Country Summary¤	% of Investments
United States	87.6%
United Kingdom	6.3
Switzerland	2.9
Taiwan	1.8
Other Developed	1.4 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	28.7%
Health Care Equipment & Services	15.6
Technology Hardware & Equipment	9.3
Food, Beverage & Tobacco	8.5
Capital Goods	7.3
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Semiconductors & Semiconductor Equipment	5.8
Household & Personal Products	3.7
Diversified Financials	3.2
Banks	3.0
Food & Staples Retailing	2.7
Materials	1.6
Consumer Durables & Apparel	1.4
Energy	0.9
Consumer Services	0.7
Retailing	0.5

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

29

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%

	Banks — 3.0%
2,447,923	US Bancorp	125,456,054
2,304,665	Wells Fargo & Co.	117,699,241

	Total Banks	243,155,295

	Capital Goods — 7.0%
1,045,781	3M Co.	213,673,974
1,845,525	Emerson Electric Co.	108,959,796
528,619	Honeywell International, Inc.	73,092,149
248,794	Rockwell Automation, Inc.	40,817,144
1,189,111	United Technologies Corp.	142,360,369

	Total Capital Goods	578,903,432

	Consumer Durables & Apparel — 1.4%
231,625	LVMH Moet Hennessy Louis Vuitton SE	60,840,884
859,911	VF Corp.	54,062,605

	Total Consumer Durables & Apparel	114,903,489

	Consumer Services — 0.7%
2,715,611	Compass Group Plc	58,070,230

	Diversified Financials — 3.1%
2,969,440	American Express Co.	255,668,784

	Energy — 0.9%
1,123,622	Schlumberger Ltd.	71,361,233

	Food & Staples Retailing — 2.6%
978,490	Costco Wholesale Corp.	153,368,522
758,673	CVS Health Corp.	58,675,770

	Total Food & Staples Retailing	212,044,292

	Food, Beverage & Tobacco — 8.3%
2,636,014	British American Tobacco Plc	164,448,020
2,681,130	Coca-Cola Co. (The)	122,125,472
1,956,737	Nestle SA (Registered)	165,884,080
506,108	PepsiCo, Inc.	58,571,879
1,425,286	Philip Morris International, Inc.	166,658,692

	Total Food, Beverage & Tobacco	677,688,143

	Health Care Equipment & Services — 15.1%
3,431,144	Abbott Laboratories	174,782,475
571,516	Anthem, Inc.	112,039,997
371,672	Becton Dickinson and Co.	74,126,264
373,331	Humana, Inc.	96,177,532
2,881,435	Medtronic Plc	232,301,290
750,387	Stryker Corp.	106,082,210
1,988,887	UnitedHealth Group, Inc.	395,589,624
456,267	Zimmer Biomet Holdings, Inc.	52,137,630

	Total Health Care Equipment & Services	1,243,237,022

Shares	Description	Value ($)
	Household & Personal Products — 3.6%
930,341	Reckitt Benckiser Group Plc	88,222,873
6,134	Unilever NV CVA	365,183
3,516,638	Unilever Plc	205,176,991

	Total Household & Personal Products	293,765,047

	Materials — 1.6%
1,124,110	Monsanto Co.	131,745,692

	Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
529,876	Eli Lilly & Co.	43,073,620
2,928,340	Johnson & Johnson	387,624,366
355,789	Novartis AG (Registered)	29,995,534
1,929,243	Pfizer, Inc.	65,439,923
164,353	Roche Holding AG	41,757,263

	Total Pharmaceuticals, Biotechnology & Life Sciences	567,890,706

	Retailing — 0.5%
556,449	TJX Cos, Inc. (The)	40,231,263

	Semiconductors & Semiconductor Equipment — 5.6%
394,974	Analog Devices, Inc.	33,047,475
3,729,349	QUALCOMM, Inc.	194,933,072
20,700,577	Taiwan Semiconductor Manufacturing Co Ltd	148,992,265
1,020,348	Texas Instruments, Inc.	84,505,221

	Total Semiconductors & Semiconductor Equipment	461,478,033

	Software & Services — 27.9%
1,693,033	Accenture Plc – Class A	221,380,995
342,102	Alphabet, Inc. – Class A *	326,789,514
273,940	Alphabet, Inc. – Class C *	257,320,060
205,400	Automatic Data Processing, Inc.	21,868,938
2,815,779	Cognizant Technology Solutions Corp. – Class A	199,272,680
708,807	Mastercard, Inc. – Class A	94,483,973
7,861,331	Microsoft Corp.	587,791,719
9,448,714	Oracle Corp.	475,553,776
546,576	SAP SE	57,364,137
1,412,804	Teradata Corp. *	45,096,704

	Total Software & Services	2,286,922,496

	Technology Hardware & Equipment — 9.0%
542,979	Amphenol Corp. – Class A	43,948,720
2,943,315	Apple, Inc.	482,703,660
6,586,235	Cisco Systems, Inc.	212,142,630

	Total Technology Hardware & Equipment	738,795,010

	TOTAL COMMON STOCKS (COST $5,834,351,240)	7,975,860,167

30	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 2.7%

	Affiliated Issuers — 2.7%
8,836,988	GMO U.S. Treasury Fund	220,836,327

	TOTAL MUTUAL FUNDS (COST $220,780,770)	220,836,327

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
2,872,061	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (a)	2,872,061

	TOTAL SHORT-TERM INVESTMENTS (COST $2,872,061)	2,872,061

	TOTAL INVESTMENTS — 99.9% (Cost $6,058,004,071)	8,199,568,555
	Other Assets and Liabilities (net) — 0.1%	4,986,387

	TOTAL NET ASSETS — 100.0%	$8,204,554,942

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	31

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	84.6%
Preferred Stocks	13.0
Mutual Funds	1.9
Short-Term Investments	0.2
Other	0.3

100.0%

Country Summary¤	% of Equity Investments
United Kingdom	23.6%
United States	14.2
Russia	12.3
Norway	7.6
Brazil	6.3
Chile	5.9
Japan	3.4
Poland	2.6
Spain	2.5
Australia	2.4
Canada	2.2
Germany	2.0
Israel	1.8
France	1.8
Other Emerging	1.8 †
Thailand	1.7
South Africa	1.5
Italy	1.3
Other Developed	1.3 ‡
Argentina	1.2
Ukraine	1.1
Austria	1.1
Colombia	0.4
Kazakhstan	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments#
Industrial Materials	43.6%
Energy	39.0
Agriculture	17.4

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

32

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 84.6%

	Argentina — 1.2%
297,400	Adecoagro SA *	2,884,780

	Australia — 2.4%
686,789	Beach Energy Ltd	369,121
190,829	Mineral Resources Ltd	2,262,369
73,056	Sandfire Resources NL	346,421
206,836	Santos Ltd *	622,722
34,106	Woodside Petroleum Ltd	784,838
151,329	WorleyParsons Ltd *	1,623,345

	Total Australia	6,008,816

	Austria — 1.1%
47,120	OMV AG	2,710,798

	Brazil — 0.9%
138,900	Cosan SA Industria e Comercio	1,702,798
75,757	Sao Martinho SA	419,956

	Total Brazil	2,122,754

	Canada — 2.2%
5,951	Agrium Inc	583,687
284,334	First Quantum Minerals Ltd	3,426,808
37,129	Potash Corp of Saskatchewan Inc	645,673
51,600	Potash Corp of Saskatchewan Inc	897,912

	Total Canada	5,554,080

	Chile — 0.2%
509,713	Enel Generacion Chile SA	433,845

	China — 0.4%
958,000	China Oilfield Services Ltd – Class H	788,623
2,320,000	Hilong Holding Ltd	306,664

	Total China	1,095,287

	Colombia — 0.4%
2,202,043	Ecopetrol SA	1,022,886

	France — 1.8%
161,787	Electricite de France SA	1,712,850
53,307	TOTAL SA	2,765,959

	Total France	4,478,809

	Germany — 2.0%
16,701	Aurubis AG	1,493,396
140,506	K+S AG (Registered)	3,351,039

	Total Germany	4,844,435

Shares	Description	Value ($)
	Hungary — 0.7%
19,321	MOL Hungarian Oil & Gas Plc	1,792,520

	India — 0.5%
494,647	Oil & Natural Gas Corp Ltd	1,215,943

	Indonesia — 0.0%
3,496,213	Energi Mega Persada Tbk PT *	26,481

	Israel — 1.8%
651,633	Israel Chemicals Ltd	2,815,533
6,643	Israel Corp Ltd (The) *	1,270,883
8,081	Jerusalem Oil Exploration *	417,253

	Total Israel	4,503,669

	Italy — 1.3%
256,962	CNH Industrial NV	2,918,755
103,788	Saipem SPA *	385,829

	Total Italy	3,304,584

	Japan — 3.3%
56,700	Inpex Corp	542,518
20,000	Japan Petroleum Exploration Co Ltd	384,463
112,100	Mitsubishi Materials Corp	4,028,743
20,800	Modec Inc	462,108
18,000	Nittetsu Mining Co Ltd	1,263,762
50,600	Shinko Plantech Co Ltd	430,220
42,242	Sumitomo Metal Mining Co Ltd	728,344
151,000	Toyo Kanetsu KK	459,629

	Total Japan	8,299,787

	Kazakhstan — 0.0%
8,156	KazMunaiGas Exploration Production JSC GDR (Registered Shares)	82,461

	Netherlands — 0.1%
23,560	Fugro NV CVA *	299,327

	Norway — 7.6%
259,722	Austevoll Seafood ASA	2,683,376
26,322	Bakkafrost P/F	1,229,038
201,518	Grieg Seafood ASA	1,997,736
198,146	Leroy Seafood Group ASA	1,318,240
88,883	Ocean Yield ASA	784,033
167,773	Petroleum Geo-Services ASA *	317,476
13,846	Salmar ASA	401,477
165,626	Statoil ASA	3,134,287
155,982	Subsea 7 SA	2,244,044
117,312	Yara International ASA	4,800,089

	Total Norway	18,909,796

See accompanying notes to the financial statements.	33

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Poland — 2.6%
157,558	KGHM Polska Miedz SA	5,575,817
444,658	Polskie Gornictwo Naftowe i Gazownictwo SA	851,516

	Total Poland	6,427,333

	Qatar — 0.1%
64,528	Gulf International Services QSC	327,662

	Russia — 10.3%
1,185,610	Gazprom Neft PJSC	4,240,753
106,675	LUKOIL PJSC Sponsored ADR	5,371,294
30,030	Novatek PJSC Sponsored GDR (Registered)	3,176,980
60,520	PhosAgro PJSC GDR (Registered)	844,667
471,189	Ros Agro Plc GDR (Registered)	5,649,647
400,824	Rosneft Oil Co PJSC GDR (Registered)	2,086,312
118,761,921	RusHydro PJSC	1,700,647
9	Surgutneftegas OJSC	4
54,769	Tatneft PJSC Sponsored ADR	2,189,549
63,517	TMK PJSC GDR (Registered)	292,418

	Total Russia	25,552,271

	Singapore — 0.2%
3,529,686	Ezion Holdings Ltd * (a)	512,813
2,725,600	Ezra Holdings Ltd * (a)	22,111

	Total Singapore	534,924

	South Africa — 1.5%
109,775	African Rainbow Minerals Ltd	929,567
75,803	Sasol Ltd	2,292,146
43,504	Tongaat Hulett Ltd	396,919

	Total South Africa	3,618,632

	Spain — 2.5%
86,103	Endesa SA	2,080,422
129,382	Iberdrola SA	1,058,617
147,334	Repsol SA	2,535,142
11,667	Tecnicas Reunidas SA	405,463

	Total Spain	6,079,644

	Sweden — 0.9%
57,924	Boliden AB	2,027,140
46,518	Tethys Oil AB	313,475

	Total Sweden	2,340,615

	Thailand — 1.7%
454,164	PTT Exploration & Production Pcl (Foreign Registered)	1,198,910
259,021	PTT Pcl (Foreign Registered)	3,115,776

	Total Thailand	4,314,686

Shares	Description	Value ($)
	Ukraine — 1.1%
160,947	Kernel Holding SA	2,743,282

	United Kingdom — 23.5%
269,334	Amec Foster Wheeler Plc	1,471,460
622,021	Anglo American Plc	11,322,331
517,461	BHP Billiton Plc	9,851,254
232,540	BP Plc	1,343,238
1,089,220	EnQuest Plc *	354,846
2,461,509	Glencore Plc	11,471,771
113,173	John Wood Group Plc	828,493
236,025	Petrofac Ltd	1,275,942
336,402	Premier Oil Plc *	242,806
292,127	Rio Tinto Plc	14,189,082
143,445	Royal Dutch Shell Plc A Shares (London)	3,953,180
61,098	Royal Dutch Shell Plc B Shares (London)	1,705,281
11,316	TechnipFMC Plc *	290,024

	Total United Kingdom	58,299,708

	United States — 12.3%
97,240	Atwood Oceanics, Inc. *	638,867
234,102	Chesapeake Energy Corp. *	852,131
273,008	Denbury Resources, Inc. *	289,388
15,600	Devon Energy Corp.	489,840
67,900	Diamond Offshore Drilling, Inc. *	771,344
218,900	Ensco Plc – Class A	930,325
32,800	First Solar, Inc. *	1,540,288
628,954	Freeport-McMoRan, Inc. *	9,295,940
120,118	Gran Tierra Energy, Inc. *	243,840
128,560	Mosaic Co. (The)	2,568,629
18,800	Murphy Oil Corp.	426,008
35,663	Nabors Industries Ltd.	233,593
12,390	National Oilwell Varco, Inc.	380,001
234,600	Noble Corp Plc	764,796
27,600	Oasis Petroleum, Inc. *	201,480
9,035	PHI, Inc. *	99,295
84,100	Rowan Cos., Plc – Class A *	819,975
28,358	SM Energy Co.	378,863
304,455	SolarEdge Technologies, Inc. *	8,144,171
105,283	Southwestern Energy Co. *	573,792
48,364	Unit Corp. *	769,955

	Total United States	30,412,521

	TOTAL COMMON STOCKS (COST $166,406,620)	210,242,336

	PREFERRED STOCKS — 13.0%

	Brazil — 5.4%
1,563,199	Bradespar SA, 4.05%	13,348,409

34	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†		Description	Value ($)
		Chile — 5.7%
	301,878	Sociedad Quimica y Minera de Chile SA Sponsored ADR, 2.19%	14,167,135

		Russia — 1.9%
	56,415	Bashneft PJSC, 0.01%	1,257,098
	4,828,384	Surgutneftegas OJSC, 2.04%	2,411,991
	235,021	Tatneft PJSC, 7.79%	1,094,110

		Total Russia	4,763,199

		TOTAL PREFERRED STOCKS (COST $15,477,646)	32,278,743

		MUTUAL FUNDS — 1.9%

		United States — 1.9%
		Affiliated Issuers — 1.9%
	188,757	GMO U.S. Treasury Fund	4,717,048

		TOTAL MUTUAL FUNDS (COST $4,716,549)	4,717,048

		SHORT-TERM INVESTMENTS — 0.2%
		Time Deposits — 0.2%
	368,738	Barclays (London) Time Deposit, 0.87%, due 09/01/17	368,738
CAD	5,692	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.15%, due 09/01/17	4,558
EUR	2,672	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.56)%, due 09/01/17	3,181
HKD	72,104	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/17	9,214
ZAR	74,759	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.07%, due 09/01/17	5,747

		Total Time Deposits	391,438

		TOTAL SHORT-TERM INVESTMENTS (COST $391,438)	391,438

		TOTAL INVESTMENTS — 99.7% (Cost $186,992,253)	247,629,565
		Other Assets and Liabilities (net) — 0.3%	728,816

		TOTAL NET ASSETS — 100.0%	$248,358,381

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	35

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Short-Term Investments	94.0%
Written Options	(0.7)
Other	6.7

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

36

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 94.0%

	U.S. Government — 93.8%
20,100,000	U.S. Treasury Bill, 0.84%, due 09/14/17 (a)	20,093,522
10,000,000	U.S. Treasury Bill, 0.87%, due 09/21/17 (a)	9,995,023
8,100,000	U.S. Treasury Bill, 1.10%, due 10/12/17 (a)	8,089,726
20,500,000	U.S. Treasury Bill, 0.99%, due 11/02/17 (a)	20,464,871
20,000,000	U.S. Treasury Bill, 0.98%, due 12/07/17 (a) (b)	19,947,399
20,000,000	U.S. Treasury Bill, 1.05%, due 01/04/18 (a) (b)	19,928,038
20,000,000	U.S. Treasury Bill, 1.06%, due 02/01/18 (a) (b)	19,910,963
20,000,000	U.S. Treasury Bill, 1.07%, due 03/01/18 (a)	19,893,662

	Total U.S. Government	138,323,204

Shares	Description	Value ($)
	Money Market Funds — 0.2%
274,683	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (c)	274,683

	TOTAL SHORT-TERM INVESTMENTS (COST $138,657,032)	138,597,887

	TOTAL INVESTMENTS — 94.0% (Cost $138,657,032)	138,597,887
	Other Assets and Liabilities (net) — 6.0%	8,886,572

	TOTAL NET ASSETS — 100.0%	$147,484,459

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Written Options

Index Options — Puts

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value
Euro STOXX 50	GSCO	3,425	09/15/2017	2,209	USD 89,796,921	$(875,248)
FTSE 100 Index	MSLC	7,325	09/15/2017	314	USD 30,084,471	(105,965)
S&P 500 Index	MSLC	2,450	09/01/2017	119	USD 29,412,635	(7,140)

Total Index Options — Puts (Premiums $2,032,282)						$(988,353)

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	37

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.4%
Preferred Stocks	2.0
Short-Term Investments	0.8
Mutual Funds	0.6
Other	0.2

100.0%

Country Summary¤	% of Investments
Japan	23.8%
United Kingdom	12.8
France	12.1
Germany	11.2
Italy	4.7
Switzerland	4.6
Other Emerging	4.1 †
Other Developed	3.7 ‡
Australia	3.6
Sweden	3.4
China	3.3
Spain	2.7
Hong Kong	2.6
Netherlands	2.3
South Korea	1.7
Austria	1.2
Norway	1.2
Taiwan	1.0
Colombia	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	12.8%
Materials	11.9
Banks	10.2
Automobiles & Components	8.2
Insurance	6.6
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Energy	4.8
Food, Beverage & Tobacco	4.7
Technology Hardware & Equipment	4.2
Real Estate	3.7
Telecommunication Services	3.5
Utilities	3.1
Software & Services	3.1
Consumer Durables & Apparel	2.8
Transportation	2.8
Semiconductors & Semiconductor Equipment	2.5
Household & Personal Products	2.1
Diversified Financials	1.8
Retailing	1.1
Food & Staples Retailing	1.1
Commercial & Professional Services	1.0
Health Care Equipment & Services	1.0
Consumer Services	0.7
Media	0.6

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

38

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%

	Australia — 3.6%
44,300	BHP Billiton Ltd	964,374
52,266	BlueScope Steel Ltd	452,398
810	Caltex Australia Ltd	21,542
6,276	Challenger Ltd	62,753
1,735	CIMIC Group Ltd	58,080
5,142	Costa Group Holdings Ltd	21,712
1,982	CSL Ltd	202,848
34,859	CSR Ltd	112,352
19,786	Dexus (REIT)	151,198
9,716	Downer EDI Ltd	55,219
12,973	Genworth Mortgage Insurance Australia Ltd	29,902
7,446	Incitec Pivot Ltd	19,755
4,574	Investa Office Fund (REIT)	16,464
15,676	LendLease Group	207,200
8,945	Mineral Resources Ltd	106,047
22,167	OZ Minerals Ltd	144,022
6,055	Primary Health Care Ltd	16,510
8,157	Rio Tinto Ltd	442,232
67,518	South32 Ltd	157,985
29,653	Stockland (REIT)	104,603
9,400	Wesfarmers Ltd	318,669
14,981	WorleyParsons Ltd *	160,705

	Total Australia	3,826,570

	Austria — 1.2%
11,091	OMV AG	638,061
6,409	Raiffeisen Bank International AG *	210,432
9,178	voestalpine AG	476,282

	Total Austria	1,324,775

	Belgium — 0.2%
4,398	Ageas	204,177
4,294	AGFA-Gevaert NV *	18,999
158	Groupe Bruxelles Lambert SA	16,083

	Total Belgium	239,259

	Brazil — 0.3%
6,400	B3 SA – Brasil Bolsa Balcao	44,973
4,000	Banco do Brasil SA	39,011
3,200	Centrais Eletricas Brasileiras SA *	17,912
5,300	JBS SA	14,597
5,000	Kroton Educacional SA	28,543
4,400	MRV Engenharia e Participacoes SA	18,856
4,000	Transmissora Alianca de Energia Eletrica SA	28,591
2,300	Vale SA	25,461
1,700	Vale SA	17,442
4,700	Vale SA	52,377
400	Via Varejo SA	2,097

	Total Brazil	289,860

Shares	Description	Value ($)
	China — 3.2%
6,000	Agile Group Holdings Ltd	7,203
293,000	Agricultural Bank of China Ltd – Class H	138,229
800	Alibaba Group Holding Ltd Sponsored ADR *	137,392
12,000	Anhui Conch Cement Co Ltd – Class H	44,904
10,000	ANTA Sports Products Ltd	39,411
11,000	BAIC Motor Corp Ltd – Class H	9,819
42,000	Beijing Capital International Airport Co Ltd – Class H	68,073
12,000	Brilliance China Automotive Holdings Ltd	31,110
200	Changyou.com Ltd ADR *	8,004
35,000	China Communications Construction Co Ltd – Class H	46,704
102,000	China Communications Services Corp Ltd – Class H	55,358
46,000	China Evergrande Group *	139,312
7,000	China Lesso Group Holdings Ltd	5,038
2,000	China Mengniu Dairy Co Ltd *	4,680
140,000	China National Building Material Co Ltd – Class H	88,200
12,000	China National Materials Co Ltd – Class H	5,228
240,000	China Petroleum & Chemical Corp – Class H	183,726
62,500	China Railway Construction Corp Ltd – Class H	82,170
82,000	China Resources Cement Holdings Ltd	45,168
11,000	China SCE Property Holdings Ltd	5,629
38,000	China Shenhua Energy Co Ltd – Class H	98,145
4,000	China Southern Airlines Co Ltd – Class H	3,132
348,000	China Telecom Corp Ltd – Class H	179,221
300	China Yuchai International Ltd	5,502
7,000	Chongqing Rural Commercial Bank Co Ltd – Class H	4,884
61,000	Country Garden Holdings Co Ltd	81,253
70,000	Dongfeng Motor Group Co Ltd – Class H	91,048
90,000	Geely Automobile Holdings Ltd	222,004
38,000	Great Wall Motor Co Ltd – Class H	47,828
2,000	Guangdong Investment Ltd	2,958
38,000	Guangzhou R&F Properties Co Ltd – Class H	88,925
12,000	Haier Electronics Group Co Ltd *	31,981
12,000	Haitian International Holdings Ltd	36,102
20,000	Harbin Electric Co Ltd – Class H	10,210
39,000	Huabao International Holdings Ltd	23,835
28,000	Jiangsu Expressway Co Ltd – Class H	42,982
8,000	Jiangxi Copper Co Ltd – Class H	13,927
22,500	Kingboard Chemical Holdings Ltd	122,993
32,000	Kingboard Laminates Holdings Ltd	54,376
31,000	Lee & Man Paper Manufacturing Ltd	36,223
6,000	Longfor Properties Co Ltd	14,436
17,000	Lonking Holdings Ltd	6,785
4,000	Minth Group Ltd	18,447
200	Momo Inc ADR *	7,706
500	NetEase Inc ADR	137,920

See accompanying notes to the financial statements.	39

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	China — continued
10,000	Nine Dragons Paper Holdings Ltd	16,728
13,000	People’s Insurance Co Group of China Ltd (The) – Class H	6,145
1,500	Ping An Insurance Group Co of China Ltd – Class H	11,947
13,000	Shanghai Industrial Holdings Ltd	39,631
21,400	Shanghai Pharmaceuticals Holding Co Ltd – Class H	52,672
24,000	Shenzhen Expressway Co Ltd – Class H	23,457
34,500	Shimao Property Holdings Ltd	71,354
200	SINA Corp *	20,366
14,000	Sino Biopharmaceutical Ltd	12,310
43,500	Sinopec Engineering Group Co Ltd – Class H	39,262
7,600	Sinopharm Group Co Ltd – Class H	34,406
10,500	Sinotruk Hong Kong Ltd	11,645
9,200	Tencent Holdings Ltd	387,133
39,000	TravelSky Technology Ltd – Class H	106,794
31,000	Weichai Power Co Ltd – Class H	32,017
10,000	Yuzhou Properties Co Ltd	6,432
48,000	Zhejiang Expressway Co Ltd – Class H	60,081

	Total China	3,460,561

	Colombia — 0.0%
2,700	Ecopetrol SA Sponsored ADR	24,867

	Denmark — 0.5%
182	AP Moeller – Maersk A/S – Class B	375,947
3,900	Danske Bank A/S	151,714
528	Schouw & Co AB	55,403

	Total Denmark	583,064

	Finland — 0.8%
339	Amer Sports Oyj	8,964
26,852	Nokia Oyj	166,558
2,416	Orion Oyj – Class B	114,390
23,276	UPM-Kymmene Oyj	605,893

	Total Finland	895,805

	France — 12.0%
31,724	Air France-KLM *	484,987
710	Amundi SA	54,650
3,858	Atos SE	595,077
38,478	AXA SA	1,115,653
18,555	BNP Paribas SA	1,410,698
7,588	Bouygues SA	344,217
1,883	Casino Guichard Perrachon SA	107,028
2,145	Christian Dior SE	661,978
425	Cie de Saint-Gobain	23,299
4,044	Cie Generale des Etablissements Michelin	551,637
8,094	CNP Assurances	187,866

Shares	Description	Value ($)
	France — continued
26,249	Credit Agricole SA	463,286
5,026	Derichebourg SA	47,640
504	Ipsen SA	67,803
1,013	IPSOS	31,650
665	Jacquet Metal Service	19,862
2,180	L’Oreal SA	460,548
1,262	LVMH Moet Hennessy Louis Vuitton SE	331,489
514	MGI Coutier	20,133
303	Nexity SA *	16,790
23,999	Peugeot SA	507,435
113	Plastic Omnium SA	4,284
2,246	Rallye SA	41,158
4,517	Renault SA	399,943
6,651	Sanofi	648,475
2,455	Schneider Electric SE *	197,974
1,285	SCOR SE	53,794
477	SEB SA	86,640
36,044	Societe Generale SA	2,016,370
18,000	STMicroelectronics NV – NY Shares	313,920
36,590	STMicroelectronics NV	636,384
16,463	TOTAL SA	854,221
2,160	Valeo SA	144,584

	Total France	12,901,473

	Germany — 10.0%
8,122	Allianz SE (Registered)	1,740,758
4,766	BASF SE	462,290
7,529	Bayer AG	965,021
13,941	Bayerische Motoren Werke AG	1,296,417
119	bet-at-home.com AG	14,340
247	Cewe Stiftung & Co KGAA	21,211
87	Continental AG	19,643
309	Covestro AG	24,303
17,123	Daimler AG (Registered Shares)	1,249,498
53,052	Deutsche Lufthansa AG (Registered)	1,332,399
2,633	Deutsche Post AG (Registered)	109,337
2,437	Deutz AG	18,564
4,446	Duerr AG	518,644
806	Elmos Semiconductor AG	20,064
134	Fielmann AG	11,130
7,415	Freenet AG	248,104
919	Grammer AG	48,604
1,909	Hannover Rueck SE	231,572
111	Isra Vision AG	19,305
795	Jenoptik AG	23,324
549	Koenig & Bauer AG	41,538
6,089	Leoni AG	366,037
5,077	METRO AG *	99,241
3,010	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	621,680

40	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
19,463	RWE AG *	486,058
3,260	Siemens AG (Registered)	426,763
494	Siltronic AG *	48,306
343	STADA Arzneimittel AG	32,137
2,389	Talanx AG	98,878
1,970	Uniper SE	49,160
365	Volkswagen AG	56,428
1,594	Wacker Neuson SE	45,485
252	Washtec AG	19,997

	Total Germany	10,766,236

	Greece — 0.0%
559	Mytilineos Holdings SA *	5,711

	Hong Kong — 2.6%
84,500	BOC Hong Kong Holdings Ltd	431,711
9,000	CLP Holdings Ltd	95,086
21,200	Dah Sing Banking Group Ltd	47,754
20,000	First Pacific Co Ltd	16,085
3,000	Hysan Development Co Ltd	13,891
38,189	I-CABLE Communications Ltd *	1,345
17,000	Kerry Properties Ltd	67,479
79,000	Link (REIT)	652,604
99,000	SJM Holdings Ltd	86,549
576,000	WH Group Ltd	603,732
46,000	Wharf Holdings Ltd (The)	438,819
35,000	Wheelock & Co Ltd	262,236
11,000	Yue Yuen Industrial Holdings Ltd	47,716

	Total Hong Kong	2,765,007

	Hungary — 0.2%
684	MOL Hungarian Oil & Gas Plc	63,459
900	OTP Bank Plc	36,618
2,543	Richter Gedeon Nyrt	66,214

	Total Hungary	166,291

	India — 0.9%
12,610	Bharat Electronics Ltd	37,545
6,307	Bharat Petroleum Corp Ltd	52,151
589	Cadila Healthcare Ltd	4,619
1,565	GAIL India Ltd	9,290
7,227	HCL Technologies Ltd	96,683
335	Hero MotoCorp Ltd	20,917
11,445	Hindalco Industries Ltd	42,757
9,552	Hindustan Petroleum Corp Ltd	73,055
3,864	Indiabulls Housing Finance Ltd	73,504
5,527	Indian Oil Corp Ltd	39,434
2,393	ITC Ltd	10,584
27,142	Jaiprakash Associates Ltd *	10,128
852	Jubilant Life Sciences Ltd	9,362

Shares	Description	Value ($)
	India — continued
2,139	Karnataka Bank Ltd (The)	5,065
842	Maruti Suzuki India Ltd	101,824
293	Merck Ltd	5,508
10,263	NMDC Ltd	20,354
13,100	Oil & Natural Gas Corp Ltd	32,202
24,754	Power Finance Corp Ltd	47,378
2,833	PTC India Ltd	5,323
1,206	Reliance Industries Ltd	30,133
22,881	Rural Electrification Corp Ltd	60,625
4,026	Syndicate Bank *	4,071
2,390	Tata Steel Ltd	23,909
3,230	UPL Ltd	42,113
22,012	Vedanta Ltd	106,573
9,072	Wipro Ltd	42,281
140	Yes Bank Ltd	3,851

	Total India	1,011,239

	Indonesia — 0.0%
4,300	Indo Tambangraya Megah Tbk PT	6,276

	Ireland — 0.3%
8,863	Smurfit Kappa Group Plc	270,088

	Israel — 0.1%
5,774	Discount Investment Corp Ltd	22,893
1,831	Nova Measuring Instruments Ltd *	43,586
500	SodaStream International Ltd *	30,115

	Total Israel	96,594

	Italy — 4.7%
269,536	A2A SPA	453,137
1,221	ACEA SPA	17,657
11,005	Arnoldo Mondadori Editore SPA *	24,822
37,018	Banca Mediolanum SPA	313,577
638	Danieli & C Officine Meccaniche SPA – RSP	11,936
688	Datalogic SPA	22,689
596	El.En. SPA	17,924
131,155	Enel SPA	794,586
8,565	Eni SPA	134,522
11,930	EXOR NV	766,677
2,389	Ferrari NV	273,640
40,100	Fiat Chrysler Automobiles NV *	606,713
13,208	Fiat Chrysler Automobiles NV *	199,546
43,036	Fincantieri SPA *	49,225
639	GEDI Gruppo Editoriale SPA *	547
25,991	Leonardo SPA	440,392
20,484	Mediaset SPA *	75,887
591	Prima Industrie SPA	28,606
1,962	Recordati SPA	84,149
18,820	Saras SPA	46,432

See accompanying notes to the financial statements.	41

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
10,685	Societa Cattolica di Assicurazioni SCRL	91,870
369,632	Telecom Italia SPA-RSP	287,422
63,692	Unipol Gruppo Finanziario SPA	275,906
1,828	Vittoria Assicurazioni SPA	24,178

	Total Italy	5,042,040

	Japan — 23.6%
600	Acom Co Ltd *	2,454
2,600	Advantest Corp	43,344
1,400	Aisin Seiki Co Ltd	70,343
900	Arakawa Chemical Industries Ltd	20,901
2,700	Asahi Glass Co Ltd	105,416
10,600	Asahi Group Holdings Ltd	461,263
23,000	Asahi Kasei Corp	275,853
1,500	Asatsu-DK Inc	40,439
5,000	Bridgestone Corp	214,500
18,600	Brother Industries Ltd	441,249
14,900	Canon Inc	522,271
700	Central Japan Railway Co	118,688
1,300	CKD Corp	22,034
900	Dai-ichi Seiko Co Ltd	20,396
12,000	Daiichi Sankyo Co Ltd	284,065
3,500	Daito Trust Construction Co Ltd	620,170
13,500	Daiwa House Industry Co Ltd	472,126
5,000	Daiwabo Holdings Co Ltd	20,132
2,700	DIC Corp	95,517
600	Disco Corp	107,723
3,000	Dowa Holdings Co Ltd	22,606
6,100	FUJIFILM Holdings Corp	239,993
111,000	Fujitsu Ltd	822,829
3,000	Furukawa Electric Co Ltd	162,917
2,400	Gree Inc	17,549
16,000	Hanwa Co Ltd	107,659
36,800	Haseko Corp	456,349
3,100	Hitachi Chemical Co Ltd	83,969
50,000	Hitachi Ltd	344,181
700	Horiba Ltd	42,977
8,700	Hoya Corp	498,588
7,300	Idemitsu Kosan Co Ltd	178,311
106,100	ITOCHU Corp	1,732,569
1,200	JSR Corp	23,374
1,400	Juki Corp	19,949
12,420	K’s Holdings Corp	277,623
15,000	Kajima Corp	137,716
1,400	Kamei Corp	20,757
4,100	Kao Corp	256,315
43,200	KDDI Corp	1,165,465
3,100	Kenedix Inc	14,899
2,000	Kirin Holdings Co Ltd	45,379
2,400	Kitz Corp	19,318

Shares	Description	Value ($)
	Japan — continued
15,100	Konica Minolta Inc	120,512
13,000	Kuraray Co Ltd	246,979
2,800	Lasertec Corp	50,737
28,300	Leopalace21 Corp	207,468
3,500	Lion Corp	69,769
400	Mandom Corp	24,032
91,100	Marubeni Corp	592,830
8,800	Medipal Holdings Corp	155,334
3,100	MINEBEA MITSUMI Inc	50,957
135,600	Mitsubishi Chemical Holdings Corp	1,263,863
33,200	Mitsubishi Corp	768,098
32,800	Mitsubishi Electric Corp	485,342
5,400	Mitsubishi Gas Chemical Co Inc	134,246
12,100	Mitsubishi Tanabe Pharma Corp	298,469
3,100	Mitsubishi UFJ Financial Group Inc	18,890
48,300	Mitsui & Co Ltd	722,879
23,000	Mitsui Chemicals Inc	137,761
15,000	Mitsui OSK Lines Ltd	48,147
25,000	Mitsui Mining & Smelting Co Ltd	132,583
1,600	Morinaga & Co Ltd	91,799
4,000	Nachi-Fujikoshi Corp	21,225
3,100	Nagase & Co Ltd	51,912
4,000	NET One Systems Co Ltd	40,902
3,800	Nexon Co Ltd *	94,948
1,000	NH Foods Ltd	29,333
4,000	Nichias Corp	46,921
6,200	Nichirei Corp	163,906
10,000	Nippon Chemi-Con Corp	37,689
22,400	Nippon Telegraph & Telephone Corp	1,115,170
2,100	Nissan Chemical Industries Ltd	70,433
45,800	Nissan Motor Co Ltd	455,968
6,000	Nisshin Oillio Group Ltd (The)	43,057
1,100	Nomura Real Estate Holdings Inc	22,716
800	NSK Ltd	9,482
11,500	NTT DOCOMO Inc	266,781
3,800	Obayashi Corp	44,843
2,800	Omron Corp	140,767
4,500	Otsuka Holdings Co Ltd	181,387
1,600	Pola Orbis Holdings Inc	51,370
7,000	Prima Meat Packers Ltd	43,405
12,300	Recruit Holdings Co Ltd	245,134
31,900	Resona Holdings Inc	158,769
2,100	Rohm Co Ltd	163,506
7,200	Seiko Epson Corp	184,770
6,300	Sekisui Chemical Co Ltd	117,635
500	Shimamura Co Ltd	61,086
2,700	Shin-Etsu Chemical Co Ltd	239,157
5,700	Showa Denko KK	151,891
144,400	Sojitz Corp	387,765
900	ST Corp	20,396

42	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
8,000	Subaru Corp	279,614
49,000	Sumitomo Chemical Co Ltd	294,098
37,700	Sumitomo Corp	534,008
1,300	Suntory Beverage & Food Ltd	60,090
4,720	Suzuken Co Ltd	172,051
7,400	Suzuki Motor Corp	371,582
2,100	T-Gaia Corp	41,243
600	Takeda Pharmaceutical Co Ltd	33,273
100	TDK Corp	6,703
34,200	Tokyo Electric Power Co Holdings Inc *	138,485
4,700	Tokyo Electron Ltd	661,941
88,000	Tosoh Corp	1,034,505
16,700	Toyota Tsusho Corp	513,877
1,300	Trend Micro Inc	60,171
12,860	USS Co Ltd	252,941
1,000	Yokohama Rubber Co Ltd (The)	18,488
2,000	Zeon Corp	25,249

	Total Japan	25,431,514

	Malta — 0.0%
1,718,063	BGP Holdings Plc (a)	29,043

	Mexico — 0.3%
53,200	America Movil SAB de CV – Class L	49,453
7,200	Arca Continental SAB de CV	52,544
18,492	Cemex SAB de CV CPO *	17,262
100	Coca-Cola Femsa SAB de CV	8,183
9,000	Genomma Lab Internacional SAB de CV – Class B *	11,562
1,900	Gentera SAB de CV	2,927
725	Gruma SAB de CV – Class B	10,634
1,600	Grupo Aeroportuario del Pacifico SAB de CV – Class B	17,677
2,330	Grupo Aeroportuario del Sureste SAB de CV – Class B	47,435
3,900	Grupo Financiero Banorte SAB de CV – Class O	26,612
9,300	OHL Mexico SAB de CV	13,165
38,100	Wal-Mart de Mexico SAB de CV	92,697

	Total Mexico	350,151

	Netherlands — 2.2%
1,796	ASR Nederland NV	69,595
77,545	ING Groep NV	1,376,485
1,610	Philips Lighting NV	59,440
10,418	Unilever NV CVA	620,228
6,592	Wolters Kluwer NV	287,993

	Total Netherlands	2,413,741

	New Zealand — 0.2%
9,472	Fletcher Building Ltd	55,640

Shares	Description	Value ($)
	New Zealand — continued
48,663	Spark New Zealand Ltd	136,908

	Total New Zealand	192,548

	Norway — 1.2%
18,258	DNB ASA	356,627
458	Norsk Hydro ASA	3,307
2,652	SpareBank 1 SR Bank ASA	28,454
20,531	Statoil ASA	388,526
5,514	Storebrand ASA	45,643
29,040	Subsea 7 SA	417,785

	Total Norway	1,240,342

	Peru — 0.0%
200	Credicorp Ltd	40,568

	Poland — 0.2%
2,021	KGHM Polska Miedz SA	71,521
689	PGE Polska Grupa Energetyczna SA	2,759
2,270	Polski Koncern Naftowy ORLEN SA	75,097
23,236	Polskie Gornictwo Naftowe i Gazownictwo SA	44,497
33,933	Tauron Polska Energia SA *	37,311

	Total Poland	231,185

	Portugal — 0.2%
59,866	EDP – Energias de Portugal SA	230,159
19,283	Sonae SGPS SA	21,587

	Total Portugal	251,746

	Russia — 0.0%
72,000	Inter RAO UES PJSC	4,881
79	LUKOIL PJSC Sponsored ADR	3,978
341,000	RusHydro PJSC	4,883
55	Tatneft PJSC Sponsored ADR	2,199

	Total Russia	15,941

	Singapore — 0.7%
31,300	DBS Group Holdings Ltd	476,878
46,000	Global Logistic Properties Ltd	110,010
1,100	Singapore Exchange Ltd	6,089
920	United Overseas Bank Ltd	16,314
7,500	Venture Corp Ltd	87,560
37,400	Yanlord Land Group Ltd	47,775

	Total Singapore	744,626

	South Africa — 0.7%
401	Astral Foods Ltd	4,776
5,596	AVI Ltd	42,545
5,625	Barclays Africa Group Ltd	64,186
4,867	Barloworld Ltd	48,105
3,965	Bidvest Group Ltd (The)	52,287

See accompanying notes to the financial statements.	43

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
8,195	Blue Label Telecoms Ltd	11,662
4,486	Clicks Group Ltd	51,338
2,415	Imperial Holdings Ltd	38,787
437	Kumba Iron Ore Ltd	7,195
3,773	Liberty Holdings Ltd	30,064
23,122	MMI Holdings Ltd	37,009
2,419	Mondi Ltd	66,043
3,745	Nedbank Group Ltd	63,308
730	Rand Merchant Investment Holdings Ltd	2,337
2,621	Raubex Group Ltd	4,581
619	RMB Holdings Ltd	3,163
2,300	Shoprite Holdings Ltd	39,842
2,048	Sibanye Gold Ltd	3,268
11,259	Standard Bank Group Ltd	145,111

	Total South Africa	715,607

	South Korea — 1.4%
507	BNK Financial Group Inc	4,438
41	Coway Co Ltd	3,599
653	Dongbu Insurance Co Ltd	43,583
81	DongKook Pharmaceutical Co Ltd	4,263
210	E-MART Inc	41,815
1,864	Hana Financial Group Inc	81,065
952	Hankook Tire Co Ltd	49,930
26	Hanssem Co Ltd	3,925
5,101	Hanwha Life Insurance Co Ltd	33,151
60	Hyundai Department Store Co Ltd	5,144
973	Hyundai Marine & Fire Insurance Co Ltd	39,961
406	Hyundai Motor Co	50,694
3,843	Industrial Bank of Korea	50,956
2,306	KB Financial Group Inc	113,452
114	Kia Motors Corp	3,590
47	Korea Investment Holdings Co Ltd	2,745
1,245	Korean Reinsurance Co	13,751
39	KT&G Corp	3,965
2,497	LG Display Co Ltd	69,284
831	LG Electronics Inc	60,237
109	Lotte Shopping Co Ltd	24,873
783	Meritz Fire & Marine Insurance Co Ltd	17,591
75	NHN Entertainment Corp *	4,270
300	POSCO	91,182
144	Samsung Card Co Ltd	4,750
112	Samsung Electronics Co Ltd	230,553
61	SeAH Steel Corp	5,035
2,333	Shinhan Financial Group Co Ltd	107,577
190	Shinsegae Inc	32,557
3,379	SK Hynix Inc	206,286
4,761	Woori Bank	78,587

	Total South Korea	1,482,809

Shares	Description	Value ($)
	Spain — 2.7%
7,892	ACS Actividades de Construccion y Servicios SA	298,741
945	Aena SA	184,848
7,027	Amadeus IT Group SA	436,241
118	Ferrovial SA	2,693
11,523	Gas Natural SDG SA	280,362
9,768	Grifols SA	276,537
59,944	Iberdrola SA	490,468
66,856	Mapfre SA	237,021
30,108	Repsol SA	518,061
15,924	Telefonica SA	171,799

	Total Spain	2,896,771

	Sweden — 3.4%
23,209	Atlas Copco AB – A Shares	910,539
3,948	Atlas Copco AB – B Shares	140,987
1,647	Bufab AB	19,524
6,154	Essity AB *	170,855
3,361	JM AB	107,845
32,351	Nordea Bank AB	435,564
48,691	Sandvik AB	805,007
5,147	Svenska Cellulosa AB SCA – Class B	42,946
2,991	Volvo AB – A Shares	51,121
54,299	Volvo AB – B Shares	928,083

	Total Sweden	3,612,471

	Switzerland — 4.6%
7,338	ABB Ltd (Registered)	169,790
4,649	Adecco Group AG (Registered)	336,975
698	ALSO Holding AG (Registered) *	90,814
1,794	Baloise Holding AG (Registered)	285,898
44	Bell Food Group AG (Registered)	20,191
327	BKW AG	19,001
690	Bobst Group SA (Registered)	78,330
111	Bossard Holding AG (Registered) – A Shares	24,171
171	Comet Holding AG (Registered) *	24,302
228	EMS-Chemie Holding AG (Registered)	155,999
155	Georg Fischer AG (Registered)	178,664
20	Helvetia Holding AG (Registered)	11,455
632	Idorsia Ltd *	11,533
40	Inficon Holding AG (Registered) *	22,795
11,517	Logitech International SA (Registered)	410,406
1,026	Mobilezone Holding AG (Registered)	12,525
10,505	Nestle SA (Registered)	890,571
588	Novartis AG (Registered)	49,573
255	Orior AG	20,314
661	Roche Holding AG	167,941
67	Sika AG	475,455
422	Swatch Group AG (The) (Registered)	32,732
1,420	Swiss Life Holding AG (Registered) *	508,364

44	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
2,852	Swiss Re AG	258,242
2,261	Zurich Insurance Group AG	676,710

	Total Switzerland	4,932,751

	Taiwan — 1.0%
26,186	Advanced Semiconductor Engineering Inc	31,697
6,000	Asustek Computer Inc	49,780
22,428	Chang Hwa Commercial Bank Ltd	12,274
2,010	Chicony Power Technology Co Ltd	4,112
52,000	Compal Electronics Inc	37,431
41,635	First Financial Holding Co Ltd	27,081
1,000	Formosa Chemicals & Fibre Corp	3,149
2,000	Fubon Financial Holding Co Ltd	3,222
81,200	Hon Hai Precision Industry Co Ltd	317,090
62,000	Inventec Corp	49,333
37,249	Lite-On Technology Corp	55,226
1,000	Lotes Co Ltd	6,282
4,000	Mitac Holdings Corp	4,775
9,000	Novatek Microelectronics Corp	35,106
3,000	Nuvoton Technology Corp	5,492
12,000	Pegatron Corp	37,913
1,000	Phison Electronics Corp	13,528
45,000	Pou Chen Corp	58,489
6,000	Radiant Opto-Electronics Corp	15,191
6,000	Siliconware Precision Industries Co Ltd	9,511
4,000	Sunonwealth Electric Machine Industry Co Ltd	6,944
11,000	Sunplus Technology Co Ltd	6,140
44,001	Taishin Financial Holding Co Ltd	19,568
4,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	177,456
4,000	Topco Scientific Co Ltd	10,494
2,000	Tripod Technology Corp	7,511
2,000	Uni-President Enterprises Corp	4,262
154,000	United Microelectronics Corp	76,978
7,000	Yuanta Financial Holding Co Ltd	3,047

	Total Taiwan	1,089,082

	Thailand — 0.3%
10,000	Amata Corp PCL NVDR	5,547
17,900	GFPT Pcl NVDR	10,363
1,700	Kasikornbank Pcl (Foreign Registered) (b)	10,824
3,500	Kiatnakin Bank Pcl NVDR	7,409
101,100	Krung Thai Bank Pcl (Foreign Registered)	57,001
8,300	PTT Exploration & Production Pcl NVDR	21,910
8,100	PTT Pcl (Foreign Registered)	97,435
2,400	PTT Pcl NVDR	28,870
1,200	Siam Cement Pcl (The) NVDR	18,083
6,600	Supalai Pcl NVDR	5,022
9,200	Thai Airways International PCL NVDR *	5,023

Shares	Description	Value ($)
	Thailand — continued
30,700	Thai Beverage Pcl	21,077

	Total Thailand	288,564

	Turkey — 0.4%
2,456	Arcelik AS	17,087
28,711	Eregli Demir ve Celik Fabrikalari TAS	68,402
23,249	KOC Holding AS	121,552
5,357	Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,103
1,247	Turkcell Iletisim Hizmetleri AS	4,776
11,208	Turkiye Garanti Bankasi AS	34,922
56,504	Turkiye Is Bankasi – Class C	122,776
22,954	Turkiye Sise ve Cam Fabrikalari AS	29,556
14,556	Turkiye Vakiflar Bankasi TAO – Class D	30,413

	Total Turkey	435,587

	United Kingdom — 12.7%
32,906	3i Group Plc	412,830
6,309	888 Holdings Plc	21,434
11,408	AstraZeneca Plc	668,826
2,892	Aviva Plc	19,556
8,125	Berkeley Group Holdings Plc (The)	393,685
60,280	BHP Billiton Plc	1,147,591
18,895	BP Plc	109,145
21,596	British American Tobacco Plc	1,347,269
10,193	Bunzl Plc	304,662
6,416	Cape Plc	21,907
3,828	Coca-Cola HBC AG *	130,902
3,794	Compass Group Plc	81,130
2,445	CYBG Plc CDI *	9,149
2,484	Dart Group Plc	16,633
15,323	Diageo Plc	512,524
11,156	EI Group Plc *	20,452
11,430	Electrocomponents Plc	93,680
4,977	Fenner Plc	22,147
38,228	Ferrexpo Plc	148,185
2,434	Galliford Try Plc	43,876
81,093	GlaxoSmithKline Plc	1,608,866
6,600	GlaxoSmithKline Plc Sponsored ADR	265,518
3,589	Halfords Group Plc	14,958
142,138	HSBC Holdings Plc	1,377,991
7,106	Imperial Brands Plc	293,964
31,954	Inchcape Plc	344,283
35,952	Man Group Plc	77,852
1,436	Mondi Plc	39,141
1,218	Morgan Sindall Group Plc	19,812
1,268	Next Plc	67,766
14,626	Persimmon Plc	503,654
16,699	QinetiQ Group Plc	49,718
3,195	Reckitt Benckiser Group Plc	302,977
17,266	Rio Tinto Plc	838,638

See accompanying notes to the financial statements.	45

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
21,058	Royal Dutch Shell Plc A Shares (London)	580,334
6,368	Royal Dutch Shell Plc B Shares (London)	177,735
7,290	RPS Group Plc	27,220
27,379	Sage Group Plc (The)	245,228
1,401	Spectris Plc	41,979
15,925	Spirent Communications Plc	20,041
116,717	Thomas Cook Group Plc	189,962
13,516	TUI AG	228,754
4,774	Vedanta Resources Plc	52,758
2,813	Vesuvius Plc	21,017
25,061	William Hill Plc	80,289
101,550	Wm Morrison Supermarkets Plc	322,881
22,433	WPP Plc	409,113

	Total United Kingdom	13,728,032

	TOTAL COMMON STOCKS (COST $75,262,787)	103,798,795

	PREFERRED STOCKS — 2.0%

	Brazil — 0.7%
15,958	Banco Bradesco SA *	170,234
10,300	Bradespar SA, 3.98%	87,953
500	Braskem SA – Class A, 2.98%	6,053
7,600	Centrais Eletricas Brasileiras SA – Class B *	49,567
6,000	Cia Energetica de Sao Paulo – Class B, 3.40%	28,076
20,200	Companhia Energetica de Minas Gerais, 1.51%	53,775
5,180	Itau Unibanco Holding SA, 0.42%	66,399
42,522	Itausa – Investimentos Itau SA, 0.52%	137,784
7,600	Metalurgica Gerdau SA *	13,665
10,900	Vale SA *	112,780

	Total Brazil	726,286

	Germany — 1.0%
1,733	Bayerische Motoren Werke AG, 4.73%	143,927
496	Draegerwerk AG & Co KGaA, 0.21%	53,138
1,846	Henkel AG & Co KGaA, 1.41%	247,494
5,222	Porsche Automobil Holding SE, 1.89%	296,412
2,570	Volkswagen AG, 1.50%	383,985

	Total Germany	1,124,956

	South Korea — 0.3%
228	Hyundai Motor Co, 4.38%	19,529
534	Hyundai Motor Co 2nd Preference, 4.06%	48,399
142	LG Electronics Inc, 1.11%	5,100
156	Samsung Electronics Co Ltd, 1.36%	261,171

	Total South Korea	334,199

	TOTAL PREFERRED STOCKS (COST $1,543,638)	2,185,441

Shares / Par Value†		Description	Value ($)
		MUTUAL FUNDS — 0.6%

		United States — 0.6%
		Affiliated Issuers — 0.6%
	27,503	GMO U.S. Treasury Fund	687,292

		TOTAL MUTUAL FUNDS (COST $687,017)	687,292

		SHORT-TERM INVESTMENTS — 0.8%

		Time Deposits — 0.8%
AUD	20,426	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.73%, due 09/01/17	16,238
CAD	11,022	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.15%, due 09/01/17	8,826
GBP	1,666	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/17	2,154
HKD	29,766	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/17	3,803
JPY	656,105	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.13)%, due 09/01/17	5,968
	308,576	Standard Chartered Bank (London) Time Deposit, 0.87%, due 09/01/17	308,576
	534,541	Sumitomo (Tokyo) Time Deposit, 0.87%, due 09/01/17	534,541

		Total Time Deposits	880,106

		TOTAL SHORT-TERM INVESTMENTS (COST $880,106)	880,106

		TOTAL INVESTMENTS — 99.8% (Cost $78,373,548)	107,551,634
		Other Assets and Liabilities (net) — 0.2%	183,195

		TOTAL NET ASSETS — 100.0%	$107,734,829

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

46	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	99.2%
Mutual Funds	0.7
Short-Term Investments	0.3
Futures Contracts	0.0 ^
Other	(0.2)

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	11.0%
Software & Services	9.4
Technology Hardware & Equipment	9.2
Semiconductors & Semiconductor Equipment	7.2
Insurance	6.6
Pharmaceuticals, Biotechnology & Life Sciences	6.5
Health Care Equipment & Services	5.5
Materials	5.0
Energy	4.9
Automobiles & Components	4.6
Banks	4.5
Retailing	4.0
Utilities	3.7
Food, Beverage & Tobacco	3.0
Real Estate	2.7
Food & Staples Retailing	2.5
Diversified Financials	2.4
Consumer Durables & Apparel	2.3
Consumer Services	1.9
Transportation	1.3
Media	0.8
Commercial & Professional Services	0.5
Telecommunication Services	0.3
Household & Personal Products	0.2

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

47

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%

	Automobiles & Components — 4.5%
24,700	Cooper-Standard Holding, Inc. *	2,484,326
153,300	Dana, Inc.	3,689,931
101,100	Delphi Automotive Plc	9,746,040
682,700	General Motors Co.	24,945,858
135,700	Goodyear Tire & Rubber Co. (The)	4,111,710
81,880	Lear Corp.	12,244,335
24,200	Standard Motor Products, Inc.	1,067,220
43,600	Tenneco, Inc.	2,363,120
46,785	Thor Industries, Inc.	5,082,723
32,265	Tower International, Inc.	724,349
24,300	Visteon Corp. *	2,805,192

	Total Automobiles & Components	69,264,804

	Banks — 4.5%
4,236	American National Bankshares, Inc.	154,614
4,500	CNB Financial Corp.	108,720
55,546	Essent Group Ltd. *	2,170,738
11,400	Federal Agricultural Mortgage Corp. – Class C	776,568
99,100	Fifth Third Bancorp	2,589,483
3,200	First Bancorp, Inc.	83,296
5,550	German American Bancorp, Inc.	180,597
614,263	JPMorgan Chase & Co.	55,830,364
29,750	PennyMac Financial Services, Inc. – Class A *	505,750
84,200	Popular Inc	3,360,422
4,900	Territorial Bancorp, Inc.	148,127
41,241	Walker & Dunlop, Inc. *	1,987,404

	Total Banks	67,896,083

	Capital Goods — 11.0%
146,020	3M Co.	29,834,806
42,344	AGCO Corp.	2,898,447
29,100	Applied Industrial Technologies, Inc.	1,658,700
51,600	Briggs & Stratton Corp.	1,080,504
20,100	Crane Co.	1,492,023
74,400	Cummins, Inc.	11,857,872
87,800	Deere & Co.	10,178,654
7,751	Douglas Dynamics, Inc.	270,510
52,400	Dover Corp.	4,447,712
42,900	EMCOR Group, Inc.	2,833,116
352,771	Emerson Electric Co.	20,827,600
23,500	Esterline Technologies Corp. *	2,006,900
24,000	General Dynamics Corp.	4,832,400
257,300	Honeywell International, Inc.	35,576,871
90,500	Illinois Tool Works, Inc.	12,444,655
58,100	Ingersoll-Rand Plc	4,961,159
128,400	Meritor, Inc. *	2,550,024
33,900	Moog, Inc. – Class A *	2,602,164
63,900	MRC Global, Inc. *	1,007,703
58,400	Parker-Hannifin Corp.	9,395,976

Shares	Description	Value ($)
	Capital Goods — continued
36,900	SPX Corp. *	889,290
15,600	Teledyne Technologies, Inc. *	2,340,936
22,400	WESCO International, Inc. *	1,130,080

	Total Capital Goods	167,118,102

	Commercial & Professional Services — 0.5%
265,429	ACCO Brands Corp. *	2,906,447
48,242	Deluxe Corp.	3,345,583
6,700	Heidrick & Struggles International, Inc.	122,275
21,400	ICF International, Inc. *	1,028,270
42,412	Navigant Consulting, Inc. *	650,176

	Total Commercial & Professional Services	8,052,751

	Consumer Durables & Apparel — 2.3%
6,400	Bassett Furniture Industries, Inc.	229,440
77,400	Brunswick Corp.	4,061,952
130,600	Coach, Inc.	5,446,020
4,100	CSS Industries, Inc.	109,798
6,700	Culp, Inc.	194,300
4,295	Flexsteel Industries, Inc.	195,423
86,800	Hasbro, Inc.	8,528,100
26,573	Helen of Troy Ltd. *	2,399,542
33,900	La-Z-Boy, Inc.	808,515
42,600	MDC Holdings, Inc.	1,331,250
174,600	PulteGroup, Inc.	4,508,172
47,100	PVH Corp.	5,929,419
28,727	Tupperware Brands Corp.	1,662,431

	Total Consumer Durables & Apparel	35,404,362

	Consumer Services — 1.9%
72,800	Adtalem Global Education, Inc.	2,489,760
12,300	Bridgepoint Education, Inc. *	108,609
23,200	Choice Hotels International, Inc.	1,439,560
49,000	Darden Restaurants, Inc.	4,022,410
18,480	Drive Shack, Inc.	49,896
3,800	Graham Holdings Co. – Class B	2,231,360
33,500	Grand Canyon Education, Inc. *	2,748,675
58,300	Royal Caribbean Cruises Ltd	7,256,018
50,400	Scientific Games Corp. – Class A *	1,774,080
103,700	Service Corp. International	3,664,758
32,750	Wyndham Worldwide Corp.	3,264,520

	Total Consumer Services	29,049,646

	Diversified Financials — 2.4%
45,200	Ameriprise Financial, Inc.	6,260,652
5,221	Ares Commercial Real Estate Corp. (REIT)	68,865
52,888	BlackRock Capital Investment Corp.	376,563
4,104	Encore Capital Group, Inc. *	165,596
65,500	Enova International, Inc. *	779,450
65,600	Franklin Resources, Inc.	2,835,888

48	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — continued
42,700	Goldman Sachs Group, Inc. (The)	9,553,698
34,100	Investment Technology Group, Inc.	685,069
36,300	LPL Financial Holdings, Inc.	1,700,292
71,800	OM Asset Management Plc	1,014,534
6,573	OneMain Holdings, Inc. *	179,903
74,000	Raymond James Financial, Inc.	5,795,680
26,212	Regional Management Corp. *	575,353
76,505	T. Rowe Price Group, Inc.	6,453,962

	Total Diversified Financials	36,445,505

	Energy — 4.9%
121,005	Andeavor	12,118,651
216,900	Chesapeake Energy Corp. *	789,516
246,793	Chevron Corp.	26,559,863
35,178	Exterran Corp. *	975,838
150,300	Marathon Petroleum Corp.	7,883,235
705,024	Marathon Oil Corp.	7,839,867
447,650	McDermott International, Inc. *	2,748,571
62,100	Murphy Oil Corp.	1,407,186
208,386	Valero Energy Corp.	14,191,086

	Total Energy	74,513,813

	Food & Staples Retailing — 2.4%
167,700	Sysco Corp.	8,832,759
363,900	Wal-Mart Stores, Inc.	28,409,673

	Total Food & Staples Retailing	37,242,432

	Food, Beverage & Tobacco — 3.0%
101,108	Dr Pepper Snapple Group, Inc.	9,205,883
13,200	Omega Protein Corp.	208,560
300,700	PepsiCo, Inc.	34,800,011
22,600	Universal Corp.	1,292,720

	Total Food, Beverage & Tobacco	45,507,174

	Health Care Equipment & Services — 5.4%
167,869	Anthem, Inc.	32,909,039
285,600	Baxter International, Inc.	17,718,624
16,077	Chemed Corp.	3,171,831
8,821	Exactech, Inc. *	269,481
10,100	Triple-S Management Corp. – Class B *	249,571
142,643	UnitedHealth Group, Inc.	28,371,693

	Total Health Care Equipment & Services	82,690,239

	Household & Personal Products — 0.2%
25,200	Central Garden & Pet Co. *	888,300
43,400	Central Garden & Pet Co. – Class A *	1,479,506
19,500	Inter Parfums, Inc.	769,275

	Total Household & Personal Products	3,137,081

Shares	Description	Value ($)
	Insurance — 6.5%
197,399	Aflac, Inc.	16,295,287
32,492	American Equity Investment Life Holding Co.	901,978
9,100	American National Insurance Co.	1,052,961
80,876	Assured Guaranty Ltd.	3,440,465
60,300	CNO Financial Group, Inc.	1,347,705
26,504	Everest Re Group Ltd.	6,691,730
52,376	First American Financial Corp.	2,569,567
24,889	Hanover Insurance Group, Inc. (The)	2,443,602
161,800	Hartford Financial Services Group, Inc. (The)	8,748,526
90,728	Lincoln National Corp.	6,156,802
17,014	Navigators Group, Inc. (The)	949,381
182,900	Principal Financial Group, Inc.	11,434,908
297,300	Progressive Corp. (The)	13,818,504
127,200	Prudential Financial, Inc.	12,984,576
4,412	Selective Insurance Group, Inc.	222,365
46,672	Travelers Cos., Inc. (The)	5,655,713
90,198	Unum Group	4,345,740
2,372	W.R. Berkley Corp.	158,070

	Total Insurance	99,217,880

	Materials — 4.9%
84,747	Avery Dennison Corp.	7,988,252
330,400	Dow Chemical Co. (The)	22,021,160
53,000	Eastman Chemical Co.	4,568,600
25,800	Greif, Inc. – Class A	1,559,610
141,700	International Paper Co.	7,633,379
23,600	Koppers Holdings, Inc. *	925,120
140,580	LyondellBasell Industries NV – Class A	12,735,142
66,500	Nucor Corp.	3,664,815
128,500	Owens-Illinois, Inc. *	3,166,240
49,000	Packaging Corp. of America	5,508,090
42,000	Reliance Steel & Aluminum Co.	3,041,640
43,100	Sonoco Products Co.	2,080,006

	Total Materials	74,892,054

	Media — 0.8%
22,185	Meredith Corp.	1,205,755
191,249	News Corp. – Class A	2,556,999
116,385	News Corp. – Class B	1,594,474
16,400	Scholastic Corp.	646,652
193,100	Viacom, Inc. – Class B	5,522,660

	Total Media	11,526,540

	Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
418,147	Johnson & Johnson	55,350,118
1,273,538	Pfizer, Inc.	43,198,409

	Total Pharmaceuticals, Biotechnology & Life Sciences	98,548,527

See accompanying notes to the financial statements.	49

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Real Estate — 2.6%
166,000	Apple Hospitality REIT, Inc.	3,017,880
118,600	Brandywine Realty Trust (REIT)	2,037,548
63,500	CBRE Group, Inc. – Class A *	2,291,080
33,000	Chatham Lodging Trust (REIT)	669,240
182,000	CoreCivic, Inc. (REIT)	4,877,600
216,600	DiamondRock Hospitality Co. (REIT)	2,380,434
106,100	GEO Group , Inc. (The) (REIT)	2,932,604
415,100	Host Hotels & Resorts, Inc. (REIT)	7,521,612
38,043	Jones Lang LaSalle, Inc.	4,637,822
48,500	Lamar Advertising Co. – Class A (REIT)	3,228,160
90,300	Quality Care Properties, Inc. (REIT) *	1,238,916
145,200	Sunstone Hotel Investors, Inc. (REIT)	2,294,160
157,500	Xenia Hotels & Resorts, Inc. (REIT)	3,143,700

	Total Real Estate	40,270,756

	Retailing — 4.0%
260,600	Best Buy Co., Inc.	14,140,156
35,700	Big Lots, Inc.	1,699,320
13,900	Children’s Place, Inc. (The)	1,475,485
261,275	Home Depot, Inc. (The)	39,157,284
34,300	Nutrisystem, Inc.	1,862,490
271,900	Staples, Inc.	2,777,459

	Total Retailing	61,112,194

	Semiconductors & Semiconductor Equipment — 7.1%
446,600	Applied Materials, Inc.	20,150,592
927,016	Intel Corp.	32,510,451
43,800	KLA-Tencor Corp.	4,103,622
52,800	Lam Research Corp.	8,763,744
755,100	Micron Technology, Inc. *	24,140,547
226,500	Texas Instruments, Inc.	18,758,730

	Total Semiconductors & Semiconductor Equipment	108,427,686

	Software & Services — 9.3%
104,274	Accenture Plc – Class A	13,634,868
112,873	Activision Blizzard, Inc.	7,399,954
124,055	Amdocs Ltd.	8,037,523
58,000	Bankrate, Inc. *	803,300
164,580	CA, Inc.	5,460,764
16,300	CACI International, Inc. – Class A *	2,115,740
266,000	Cadence Design Systems, Inc. *	10,451,140
60,000	Citrix Systems, Inc. *	4,692,600
41,200	CSG Systems International, Inc.	1,594,852
66,200	Dell Technologies, Inc. – Class V *	4,960,366
386,200	eBay, Inc. *	13,953,406
95,100	Everi Holdings, Inc. *	733,221
82,764	Fiserv, Inc. *	10,238,734
176,199	International Business Machines Corp.	25,201,743
43,700	Intuit, Inc.	6,181,365
59,200	Leidos Holdings, Inc.	3,452,544

Shares	Description	Value ($)
	Software & Services — continued
122,641	Net 1 UEPS Technologies, Inc. *	1,144,241
90,058	Paychex, Inc.	5,136,008
44,880	Sykes Enterprises, Inc. *	1,196,501
114,000	Symantec Corp.	3,417,720
150,200	Synopsys, Inc. *	12,079,084

	Total Software & Services	141,885,674

	Technology Hardware & Equipment — 9.2%
77,165	Apple, Inc.	12,655,060
925,929	Cisco Systems, Inc.	29,824,173
254,800	Corning, Inc.	7,328,048
27,782	ePlus, Inc. *	2,325,354
1,472,700	HP, Inc.	28,099,116
34,002	Insight Enterprises, Inc. *	1,362,800
200,700	Juniper Networks, Inc.	5,565,411
76,500	NCR Corp. *	2,794,545
104,793	Sanmina Corp. *	3,924,498
159,300	Seagate Technology Plc	5,022,729
13,300	SYNNEX Corp.	1,590,813
91,700	TE Connectivity Ltd	7,299,320
40,638	Tech Data Corp. *	4,481,965
313,400	Western Digital Corp.	27,663,818

	Total Technology Hardware & Equipment	139,937,650

	Telecommunication Services — 0.3%
2,044	Consolidated Communications Holdings, Inc.	37,712
103,900	Telephone & Data Systems, Inc.	3,045,309
23,100	United States Cellular Corp. *	893,508

	Total Telecommunication Services	3,976,529

	Transportation — 1.3%
353,100	CSX Corp.	17,725,620
27,400	Landstar System, Inc.	2,557,790

	Total Transportation	20,283,410

	Utilities — 3.7%
293,800	CenterPoint Energy, Inc.	8,702,356
38,889	DTE Energy Co.	4,368,013
74,700	Edison International	5,989,446
252,800	Exelon Corp.	9,573,536
329,200	FirstEnergy Corp.	10,725,336
185,600	NiSource, Inc.	4,987,072
87,500	OGE Energy Corp.	3,125,500
125,400	Public Service Enterprise Group, Inc.	5,873,736
53,700	SCANA Corp.	3,242,406

	Total Utilities	56,587,401

	TOTAL COMMON STOCKS (COST $1,358,277,889)	1,512,988,293

50	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.7%

	Affiliated Issuers — 0.7%
413,528	GMO U.S. Treasury Fund	10,334,042

	TOTAL MUTUAL FUNDS (COST $10,334,042)	10,334,042

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
3,792,068	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (a)	3,792,068

	TOTAL SHORT-TERM INVESTMENTS (COST $3,792,068)	3,792,068

	TOTAL INVESTMENTS — 100.2% (Cost $1,372,403,999)	1,527,114,403
	Other Assets and Liabilities (net) — (0.2%)	(2,450,871)

	TOTAL NET ASSETS — 100.0%	$1,524,663,532

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
16	S&P 500 E-Mini Index	September 2017	$1,976,080	$37,341

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

GSCO - Goldman Sachs & Co.

MSLC - Morgan Stanley & Co. LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

ZAR - South African Rand

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited)

	Climate Change Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$578,701	$1,507,719	$5,112,603	$1,396,970
Investments in unaffiliated issuers, at value (Note 2)(b)	13,725,766	300,189,298	5,360,614,579	74,777,471
Foreign currency, at value (Note 2)(c)	28,086	52,305	16,279	—
Due from broker (Note 2)	—	77,210	1,358	57,428
Receivable for investments sold	—	1,701,679	127,310,259	32,716,993
Receivable for Fund shares sold	—	—	1,644	2
Dividends receivable	10,635	353,738	10,122,526	191,461
Dividend withholding tax receivable	9,777	544,293	8,743,725	491,017
Foreign capital gains tax refund receivable	—	3,406	—	—
Receivable for foreign currency sold	—	—	21,042	—
Receivable for variation margin on open futures contracts (Note 4)	—	16,170	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	11,946	56,575	206,209	13,668
Miscellaneous receivable	—	2,808	19,668	1,243

Total assets	14,364,911	304,505,201	5,512,169,892	109,646,253

Liabilities:
Payable for investments purchased	444	2,622,214	55,491,958	47,950
Payable for Fund shares repurchased	—	—	43,864,182	33,001,507
Accrued foreign capital gains tax payable (Note 2)	—	329,859	—	—
Payable to affiliate for (Note 5):
Management fee	7,195	156,169	2,319,975	34,927
Shareholder service fee	1,799	31,932	444,552	8,441
Payable for foreign currency purchased	—	4,108	—	115,136
Payable to agents unaffiliated with GMO	1	155	961	31
Payable to Trustees and related expenses	364	1,573	5,901	341
Accrued expenses	57,283	273,324	882,965	297,924

Total liabilities	67,086	3,419,334	103,010,494	33,506,257

Net assets	$14,297,825	$301,085,867	$5,409,159,398	$76,139,996

(a) Cost of investments – affiliated issuers:	$578,688	$1,507,719	$5,112,603	$1,396,970
(b) Cost of investments – unaffiliated issuers:	$12,160,920	$278,316,305	$4,745,257,378	$65,252,411
(c) Cost of foreign currency:	$27,713	$51,574	$17,368	$—

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Climate Change Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund
Net assets consist of:
Paid-in capital	$12,562,124	$264,499,751	$6,041,547,884	$62,379,275
Accumulated undistributed (distributions in excess of) net investment income	135,901	(542,111)	76,186,859	(1,634,040)
Accumulated net realized gain (loss)	33,937	15,532,095	(1,324,382,851)	5,995,504
Net unrealized appreciation (depreciation)	1,565,863	21,596,132	615,807,506	9,399,257

	$14,297,825	$301,085,867	$5,409,159,398	$76,139,996

Net assets attributable to:
Class II	$—	$—	$19,601,746	$—

Class III	$14,297,825	$140,707,039	$448,303,136	$3,302,348

Class IV	$—	$160,378,828	$4,941,254,516	$72,837,648

Shares outstanding:
Class II	—	—	864,975	—

Class III	625,989	8,826,451	19,550,896	120,891

Class IV	—	10,080,670	215,874,894	2,671,355

Net asset value per share:
Class II	$—	$—	$22.66	$—

Class III	$22.84	$15.94	$22.93	$27.32

Class IV	$—	$15.91	$22.89	$27.27

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$5,570	$220,836,327	$4,717,048	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	24,748,593	7,978,732,228	242,912,517	138,597,887
Foreign currency, at value (Note 2)(c)	5,556	30,608	29,405	79
Cash	—	—	—	2
Receivable for investments sold	74,418	48,001,354	—	—
Receivable for Fund shares sold	—	18,637	—	—
Dividends receivable	29,539	13,591,140	940,847	315
Dividend withholding tax receivable	69,383	7,347,578	18,797	—
Foreign capital gains tax refund receivable	11,012	—	—	—
Due from broker (Note 2)	—	—	—	10,014,118
Receivable for collateral on closed futures contracts (Note 4)	16,000	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	15,066	118,482	20,572	11,625
Miscellaneous receivable	156	—	4,740	—

Total assets	24,975,293	8,268,676,354	248,643,926	148,624,026

Liabilities:
Payable for investments purchased	77,699	25,526	—	—
Payable for Fund shares repurchased	—	60,345,458	—	—
Accrued foreign capital gains tax payable (Note 2)	66,565	—	—	—
Payable to affiliate for (Note 5):
Management fee	12,440	2,314,938	102,405	56,625
Shareholder service fee	3,110	709,655	21,333	7,287
Payable for foreign currency purchased	38	—	—	—
Written options outstanding, at value (Note 4)(d)	—	—	—	988,353
Payable to agents unaffiliated with GMO	31	1,395	31	31
Payable to Trustees and related expenses	297	6,207	212	155
Accrued expenses	210,513	718,233	161,564	87,116

Total liabilities	370,693	64,121,412	285,545	1,139,567

Net assets	$24,604,600	$8,204,554,942	$248,358,381	$147,484,459

(a) Cost of investments – affiliated issuers:	$5,570	$220,780,770	$4,716,549	$—
(b) Cost of investments – unaffiliated issuers:	$23,383,230	$5,837,223,301	$182,275,704	$138,657,032
(c) Cost of foreign currency:	$5,486	$30,340	$29,092	$78
(d) Premiums on written options:	$—	$—	$—	$2,032,282

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund
Net assets consist of:
Paid-in capital	$35,339,391	$5,643,757,108	$246,686,301	$138,329,356
Accumulated undistributed (distributions in excess of) net investment income	(979,603)	71,817,990	(2,723,400)	195,563
Accumulated net realized gain (loss)	(11,080,911)	347,587,613	(56,242,856)	7,974,756
Net unrealized appreciation (depreciation)	1,325,723	2,141,392,231	60,638,336	984,784

	$24,604,600	$8,204,554,942	$248,358,381	$147,484,459

Net assets attributable to:
Class III	$24,604,600	$3,461,845,021	$20,146,161	$3,433,992

Class IV	$—	$922,590,436	$228,212,220	$—

Class V	$—	$230,454,114	$—	$—

Class VI	$—	$3,589,665,371	$—	$144,050,467

Shares outstanding:
Class III	1,149,813	143,215,470	1,095,264	117,448

Class IV	—	38,111,026	12,446,878	—

Class V	—	9,522,339	—	—

Class VI	—	148,484,921	—	4,899,449

Net asset value per share:
Class III	$21.40	$24.17	$18.39	$29.24

Class IV	$—	$24.21	$18.33	$—

Class V	$—	$24.20	$—	$—

Class VI	$—	$24.18	$—	$29.40

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$687,292	$10,334,042
Investments in unaffiliated issuers, at value (Note 2)(b)	106,864,342	1,516,780,361
Foreign currency, at value (Note 2)(c)	90,449	—
Cash	5,000	—
Dividends receivable	220,852	4,974,028
Dividend withholding tax receivable	169,096	—
Receivable for variation margin on open futures contracts (Note 4)	—	11,440
Due from broker (Note 2)	52	82,000
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	27,528	28,024
Miscellaneous receivable	1,174	—

Total assets	108,065,785	1,532,209,895

Liabilities:
Payable for Fund shares repurchased	107,133	6,816,988
Accrued foreign capital gains tax payable (Note 2)	9,169	—
Payable to affiliate for (Note 5):
Management fee	47,384	404,599
Shareholder service fee	14,215	81,736
Payable to agents unaffiliated with GMO	31	279
Payable to Trustees and related expenses	104	1,704
Accrued expenses	152,920	241,057

Total liabilities	330,956	7,546,363

Net assets	$107,734,829	$1,524,663,532

(a) Cost of investments – affiliated issuers:	$687,017	$10,334,042
(b) Cost of investments – unaffiliated issuers:	$77,686,531	$1,362,069,957
(c) Cost of foreign currency:	$90,331	$—

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Net assets consist of:
Paid-in capital	$113,830,626	$1,346,753,782
Accumulated undistributed (distributions in excess of) net investment income	960,320	15,515,528
Accumulated net realized gain (loss)	(36,224,630)	7,646,477
Net unrealized appreciation (depreciation)	29,168,513	154,747,745

	$107,734,829	$1,524,663,532

Net assets attributable to:
Class III	$107,734,829	$56,428,032

Class IV	$—	$41,287,973

Class V	$—	$125,472,170

Class VI	$—	$1,301,475,357

Shares outstanding:
Class III	6,604,587	3,803,100

Class IV	—	2,781,542

Class V	—	8,487,512

Class VI	—	88,245,564

Net asset value per share:
Class III	$16.31	$14.84

Class IV	$—	$14.84

Class V	$—	$14.78

Class VI	$—	$14.75

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2017 (Unaudited)

	Climate Change Fund*	Foreign Small Companies Fund		International Equity Fund	International Large/Mid Cap Equity Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$174,217	$12,768,690		$126,417,016	$3,103,860
Dividends from affiliated issuers (Note 10)	3,050	69,083		124,616	6,700
Interest	135	25,899		17,982	8,418

Total investment income	177,402	12,863,672		126,559,614	3,118,978

Expenses:
Management fee (Note 5)	31,749	2,230,325		14,409,946	263,359
Shareholder service fee – Class II (Note 5)	—	—		13,262	—
Shareholder service fee – Class III (Note 5)	7,937	164,151		490,843	10,696
Shareholder service fee – Class IV (Note 5)	—	217,444		2,293,859	55,914
Shareholder service fee – Class VI (Note 5)	—	—		—	26 **
Audit and tax fees	31,376	81,888		65,252	133,773
Custodian, fund accounting agent and transfer agent fees	16,132	249,604		1,110,832	109,673
Legal fees	1,332	11,440		52,112	2,692
Registration fees	2,072	1,840		14,754	8,440
Transfer agent fees	—	22,176		30,528	23,864
Trustees’ fees and related expenses (Note 5)	464	9,347		66,909	915
Miscellaneous	7,253 ***	11,687		28,863	9,258

Total expenses	98,315	2,999,902		18,577,160	618,610
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(56,814)	(1,430,910)		(1,279,281)	(192,737)
Shareholder service fee waived (Note 5)	—	(189,237)		—	—

Net expenses	41,501	1,379,755		17,297,879	425,873

Net investment income (loss)	135,901	11,483,917		109,261,735	2,693,105

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	39,112	117,033,523		113,780,729	11,763,661
Investments in affiliated issuers	(2,363)	(4,527)		(5,265)	(11,029)
Futures contracts	—	719,285		2,310,135	128,996
Forward currency contracts	—	(416,909)		—	—
Foreign currency and foreign currency related transactions	(2,812)	20,598		(550,665)	(148,216)

Net realized gain (loss)	33,937	117,351,970	****	115,534,934	11,733,412

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers net of foreign capital gains tax (Note 2)(c)	1,564,846	(45,465,920)		474,743,885	2,393,184
Investments in affiliated issuers	13	2,788		—	(4)
Futures contracts	—	15,927		—	(18,330)
Forward currency contracts	—	302,043		—	—
Foreign currency and foreign currency related transactions	1,004	67,028		1,833,843	176,336

Net change in unrealized appreciation (depreciation)	1,565,863	(45,078,134)		476,577,728	2,551,186

Net realized and unrealized gain (loss)	1,599,800	72,273,836		592,112,662	14,284,598

Net increase (decrease) in net assets resulting from operations	$1,735,701	$83,757,753		$701,374,397	$16,977,703

(a) Withholding tax:	$17,472	$1,284,334		$13,854,571	$376,631
(b) Significant foreign capital gains tax on net realized gain (loss):	$—	$217,388		$—	$—
(c) Significant foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$(87,478)		$—	$—
* Period from April 5, 2017 (commencement of operations) through August 31, 2017.
** Class VI liquidated on March 29, 2017.
*** Includes $5,618 of pricing expenses.
**** For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2017 (Unaudited) — (Continued)

	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,781,280	$100,629,030	$4,140,036	$1,804
Dividends from affiliated issuers (Note 10)	11,334	946,664	15,132	—
Interest	5,925	—	2,997	594,985

Total investment income	1,798,539	101,575,694	4,158,165	596,789

Expenses:
Management fee (Note 5)	252,168	14,093,643	570,121	345,764
Shareholder service fee – Class III (Note 5)	63,042	2,624,508	15,049	3,866
Shareholder service fee – Class IV (Note 5)	—	572,733	103,992	—
Shareholder service fee – Class V (Note 5)	—	226,783	—	—
Shareholder service fee – Class VI (Note 5)	—	939,876	—	40,843
Audit and tax fees	114,771	47,048	44,072	29,256
Custodian and fund accounting agent fees	52,056	601,016	152,044	21,592
Legal fees	3,812	72,852	4,732	2,056
Registration fees	1,940	14,772	1,288	1,940
Transfer agent fees	14,692	—	21,740	—
Trustees’ fees and related expenses (Note 5)	1,338	101,097	2,592	1,826
Miscellaneous	7,184	16,781	7,916	11,040

Total expenses	511,003	19,311,109	923,546	458,183
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(226,956)	(735,548)	(103,004)	(65,300)
Shareholder service fee waived (Note 5)	(27,283)	—	—	—

Net expenses	256,764	18,575,561	820,542	392,883

Net investment income (loss)	1,541,775	83,000,133	3,337,623	203,906

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	14,443,612	352,662,919	4,006,382	60,477
Investments in affiliated issuers	(5,127)	(151,770)	(2,752)	—
Futures contracts	27,753	—	—	—
Written options	—	—	—	8,667,496
Forward currency contracts	(60,785)	—	—	—
Foreign currency and foreign currency related transactions	26,709	140,038	(11,834)	(51,976)

Net realized gain (loss)	14,432,162	352,651,187	3,991,796	8,675,997

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(4,336,929)	438,098,110	13,126,839	(42,738)
Investments in affiliated issuers	620	38,577	(282)	—
Written options	—	—	—	343,013
Forward currency contracts	40,193	—	—	—
Foreign currency and foreign currency related transactions	31,936	341,747	7,728	—

Net change in unrealized appreciation (depreciation)	(4,264,180)	438,478,434	13,134,285	300,275

Net realized and unrealized gain (loss)	10,167,982	791,129,621	17,126,081	8,976,272

Net increase (decrease) in net assets resulting from operations	$11,709,757	$874,129,754	$20,463,704	$9,180,178

(a) Withholding tax:	$187,329	$2,539,649	$333,694	$—
(b) Significant foreign capital gains tax on net realized gain (loss):	$66,603	$—	$—	$—
(c) Significant foreign capital gains tax on change in net unrealized appreciation (depreciation):	$(27,491)	$—	$—	$—

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2017 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,432,459	$21,258,764
Dividends from affiliated issuers (Note 10)	4,558	56,188
Interest	3,590	11,941

Total investment income	2,440,607	21,326,893

Expenses:
Management fee (Note 5)	285,020	2,598,441
Shareholder service fee – Class III (Note 5)	85,506	67,474
Shareholder service fee – Class IV (Note 5)	—	17,140
Shareholder service fee – Class V (Note 5)	—	64,389
Shareholder service fee – Class VI (Note 5)	—	385,183
Audit and tax fees	54,156	35,712
Custodian and fund accounting agent fees	81,748	117,520
Legal fees	3,896	20,356
Registration fees	1,388	10,788
Transfer agent fees	14,944	—
Trustees’ fees and related expenses (Note 5)	1,312	20,301
Miscellaneous	14,998	12,108

Total expenses	542,968	3,349,412
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(154,092)	(191,836)

Net expenses	388,876	3,157,576

Net investment income (loss)	2,051,731	18,169,317

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	4,664,123	46,852,734
Investments in affiliated issuers	(567)	3,935
Futures contracts	27,327	649,588
Foreign currency and foreign currency related transactions	(22,525)	—

Net realized gain (loss)	4,668,358	47,506,257

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	9,128,980	(21,845,244)
Investments in affiliated issuers	272	—
Futures contracts	1,260	37,341
Foreign currency and foreign currency related transactions	44,148	—

Net change in unrealized appreciation (depreciation)	9,174,660	(21,807,903)

Net realized and unrealized gain (loss)	13,843,018	25,698,354

Net increase (decrease) in net assets resulting from operations	$15,894,749	$43,867,671

(a) Withholding tax:	$293,194	$—

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund	Foreign Small Companies Fund
	Period from April 5, 2017 (commencement of operations) through August 31, 2017 (Unaudited)	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$135,901	$11,483,917	$16,996,400
Net realized gain (loss)	33,937	117,351,970	18,702,055
Change in net unrealized appreciation (depreciation)	1,565,863	(45,078,134)	88,052,231

Net increase (decrease) in net assets from operations	1,735,701	83,757,753	123,750,686

Distributions to shareholders from:
Net investment income
Class III	—	(2,907,847)	(8,085,286)
Class IV	—	(8,096,317)	(15,561,235)

Total distributions from net investment income	—	(11,004,164)	(23,646,521)

Net share transactions (Note 9):
Class III	12,562,124	(129,835,226)	(103,344,633)
Class IV	—	(460,109,409)	(102,922,984)

Increase (decrease) in net assets resulting from net share transactions	12,562,124	(589,944,635)	(206,267,617)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	118,703	332,346
Class IV	—	177,607	843,880

Increase in net assets resulting from purchase premiums and redemption fees	—	296,310	1,176,226

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	12,562,124	(589,648,325)	(205,091,391)

Total increase (decrease) in net assets	14,297,825	(516,894,736)	(104,987,226)

Net assets:
Beginning of period	—	817,980,603	922,967,829

End of period	$14,297,825	$301,085,867	$817,980,603

Accumulated undistributed (distributions in excess of) net investment income	$135,901	$(542,111)	$(7,947,837)

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Fund		International Large/Mid Cap Equity Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$109,261,735	$234,589,376	$2,693,105	$35,443,205
Net realized gain (loss)	115,534,934	(369,427,536)	11,733,412	(97,865,009)
Change in net unrealized appreciation (depreciation)	476,577,728	1,244,221,114	2,551,186	197,009,217

Net increase (decrease) in net assets from operations	701,374,397	1,109,382,954	16,977,703	134,587,413

Distributions to shareholders from:
Net investment income
Class II	(57,166)	(1,695,696)	—	—
Class III	(2,970,682)	(29,374,478)	(482,283)	(8,124,692)
Class IV	(28,387,985)	(231,403,335)	(3,043,202)	(17,599,928)
Class VI	—	—	— *	(14,995,054)

Total distributions from net investment income	(31,415,833)	(262,473,509)	(3,525,485)	(40,719,674)

Net realized gains
Class III	—	—	(68,397)	—
Class IV	—	—	(2,632,109)	—

Total distributions from net realized gains	—	—	(2,700,506)	—

Net share transactions (Note 9):
Class II	8,007,850	(77,406,799)	—	—
Class III	(360,430,611)	(418,557,020)	(37,188,392)	(454,115,817)
Class IV	(721,762,152)	(2,713,470,910)	(82,656,996)	(549,754,619)
Class VI	—	—	(616,556)*	(285,325,217)

Increase (decrease) in net assets resulting from net share transactions	(1,074,184,913)	(3,209,434,729)	(120,461,944)	(1,289,195,653)

Total increase (decrease) in net assets	(404,226,349)	(2,362,525,284)	(109,710,232)	(1,195,327,914)

Net assets:
Beginning of period	5,813,385,747	8,175,911,031	185,850,228	1,381,178,142

End of period	$5,409,159,398	$5,813,385,747	$76,139,996	$185,850,228

Accumulated undistributed (distributions in excess of) net investment income	$76,186,859	$(1,659,043)	$(1,634,040)	$(801,660)

*	Class VI liquidated on March 29, 2017.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Small Companies Fund		Quality Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,541,775	$4,093,702	$83,000,133	$144,430,599
Net realized gain (loss)	14,432,162	(11,467,878)	352,651,187	124,186,937
Change in net unrealized appreciation (depreciation)	(4,264,180)	36,023,329	438,478,434	1,215,507,372

Net increase (decrease) in net assets from operations	11,709,757	28,649,153	874,129,754	1,484,124,908

Distributions to shareholders from:
Net investment income
Class III	(1,725,016)	(5,876,532)	(9,062,670)	(57,275,158)
Class IV	—	—	(2,761,901)	(22,564,133)
Class V	—	—	(2,066,279)	(7,845,378)
Class VI	—	—	(9,415,766)	(60,728,903)

Total distributions from net investment income	(1,725,016)	(5,876,532)	(23,306,616)	(148,413,572)

Net realized gains
Class III	(6,500,182)	—	(27,965,228)	(70,068,944)
Class IV	—	—	(8,294,400)	(20,077,057)
Class V	—	—	(5,629,134)	(7,430,364)
Class VI	—	—	(25,541,773)	(57,344,795)

Total distributions from net realized gains	(6,500,182)	—	(67,430,535)	(154,921,160)

Net share transactions (Note 9):
Class III	(106,841,059)	(141,975,040)	(444,205,132)	(947,621,009)
Class IV	—	—	(402,249,041)	(265,229,455)
Class V	—	—	(285,180,608)	132,591,501
Class VI	—	—	(79,404,837)	1,259,875,418

Increase (decrease) in net assets resulting from net share transactions	(106,841,059)	(141,975,040)	(1,211,039,618)	179,616,455

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	560,445	869,026	—	—

Increase in net assets resulting from purchase premiums and redemption fees	560,445	869,026	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(106,280,614)	(141,106,014)	(1,211,039,618)	179,616,455

Total increase (decrease) in net assets	(102,796,055)	(118,333,393)	(427,647,015)	1,360,406,631

Net assets:
Beginning of period	127,400,655	245,734,048	8,632,201,957	7,271,795,326

End of period	$24,604,600	$127,400,655	$8,204,554,942	$8,632,201,957

Accumulated undistributed (distributions in excess of) net investment income	$(979,603)	$(796,362)	$71,817,990	$12,124,473

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Risk Premium Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,337,623	$4,336,029	$203,906	$(149,080)
Net realized gain (loss)	3,991,796	(15,646,712)	8,675,997	38,623,802
Change in net unrealized appreciation (depreciation)	13,134,285	92,766,423	300,275	(1,976,415)

Net increase (decrease) in net assets from operations	20,463,704	81,455,740	9,180,178	36,498,307

Distributions to shareholders from:
Net investment income
Class III	(414,599)	(537,264)	—	—
Class IV	(4,520,877)	(5,489,443)	—	—

Total distributions from net investment income	(4,935,476)	(6,026,707)	—	—

Net realized gains
Class III	—	—	(421,779)	(544,070)
Class VI	—	—	(11,283,251)	(12,713,932)

Total distributions from net realized gains	—	—	(11,705,030)	(13,258,002)

Net share transactions (Note 9):
Class III	(3,588,365)	2,267,643	(1,485,105)	(2,521,322)
Class IV	23,514,166	(49,883,908)	—	—
Class VI	—	—	(8,962,551)	(91,116,939)

Increase (decrease) in net assets resulting from net share transactions	19,925,801	(47,616,265)	(10,447,656)	(93,638,261)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	7,829	19,745	1,092	6,093
Class IV	75,155	204,990	—	—
Class VI	—	—	32,148	154,283

Increase in net assets resulting from purchase premiums and redemption fees	82,984	224,735	33,240	160,376

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	20,008,785	(47,391,530)	(10,414,416)	(93,477,885)

Total increase (decrease) in net assets	35,537,013	28,037,503	(12,939,268)	(70,237,580)

Net assets:
Beginning of period	212,821,368	184,783,865	160,423,727	230,661,307

End of period	$248,358,381	$212,821,368	$147,484,459	$160,423,727

Accumulated undistributed (distributions in excess of) net investment income	$(2,723,400)	$(1,125,547)	$195,563	$(8,343)

See accompanying notes to the financial statements.	65

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Tax-Managed International Equities Fund		U.S. Equity Allocation Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,051,731	$4,929,895	$18,169,317	$53,844,150
Net realized gain (loss)	4,668,358	12,543,953	47,506,257	308,821,319
Change in net unrealized appreciation (depreciation)	9,174,660	7,346,320	(21,807,903)	274,479,806

Net increase (decrease) in net assets from operations	15,894,749	24,820,168	43,867,671	637,145,275

Distributions to shareholders from:
Net investment income
Class III	(715,686)	(5,479,378)	(182,494)	(3,242,235)
Class IV	—	—	(122,117)	(3,297,483)
Class V	—	—	(395,940)	(2,051,735)
Class VI	—	—	(3,697,943)	(54,438,157)

Total distributions from net investment income	(715,686)	(5,479,378)	(4,398,494)	(63,029,610)

Net realized gains
Class III	—	—	(3,708,883)	(10,903,518)
Class IV	—	—	(1,974,707)	(4,144,649)
Class V	—	—	(6,794,614)	(14,444,911)
Class VI	—	—	(60,673,317)	(169,453,338)

Total distributions from net realized gains	—	—	(73,151,521)	(198,946,416)

Net share transactions (Note 9):
Class III	(23,176,883)	(119,585,524)	(51,589,315)	(102,529,429)
Class IV	—	—	25,479,672	(534,602,197)
Class V	—	—	(36,103,269)	162,994,661
Class VI	—	—	(140,461,432)	(2,687,005,631)

Increase (decrease) in net assets resulting from net share transactions	(23,176,883)	(119,585,524)	(202,674,344)	(3,161,142,596)

Total increase (decrease) in net assets	(7,997,820)	(100,244,734)	(236,356,688)	(2,785,973,347)

Net assets:
Beginning of period	115,732,649	215,977,383	1,761,020,220	4,546,993,567

End of period	$107,734,829	$115,732,649	$1,524,663,532	$1,761,020,220

Accumulated undistributed (distributions in excess of) net investment income	$960,320	$(375,725)	$15,515,528	$1,744,705

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

CLIMATE CHANGE FUND

	Class III Shares
	Period from April 5, 2017 (commencement of operations) through August 31, 2017 (Unaudited)
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.22
Net realized and unrealized gain (loss)	2.62

Total from investment operations	2.84

Net asset value, end of period	$22.84

Total Return(b)	14.20	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,298
Net expenses to average daily net assets(c)	0.78	%*
Net investment income (loss) to average daily net assets(a)	2.57	%*
Portfolio turnover rate(d)	9	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	1.07	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2017, including transactions in USTF, was 120% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013				2017		2016	2015	2014		2013
Net asset value, beginning of period	$14.41		$12.94		$15.31	$17.29	$14.40		$12.91		$14.38		$12.91		$15.28	$17.25	$14.37		$12.90

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25		0.26		0.26	0.20	0.27		0.23		0.28		0.25		0.27	0.21	0.25		0.12
Net realized and unrealized gain (loss)	1.50		1.56		(1.86)	(1.34)	3.62		1.43		1.48		1.58		(1.86)	(1.34)	3.64		1.54

Total from investment operations	1.75		1.82		(1.60)	(1.14)	3.89		1.66		1.76		1.83		(1.59)	(1.13)	3.89		1.66

Less distributions to shareholders:
From net investment income	(0.22)		(0.35)		(0.28)	(0.23)	(0.48)		(0.17)		(0.23)		(0.36)		(0.29)	(0.23)	(0.49)		(0.19)
From net realized gains	—		—		(0.49)	(0.61)	(0.52)		—		—		—		(0.49)	(0.61)	(0.52)		—

Total distributions	(0.22)		(0.35)		(0.77)	(0.84)	(1.00)		(0.17)		(0.23)		(0.36)		(0.78)	(0.84)	(1.01)		(0.19)

Net asset value, end of period	$15.94		$14.41		$12.94	$15.31	$17.29		$14.40		$15.91		$14.38		$12.91	$15.28	$17.25		$14.37

Total Return(b)	12.20	%**	14.25%		(10.82)%	(6.34)%	27.54%		12.93%		12.26	%**	14.34%		(10.80)%	(6.25)%	27.61%		12.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$140,707		$246,852		$316,303	$353,778	$236,393		$314,389		$160,379		$571,129		$606,665	$760,850	$851,384		$471,628
Net expenses to average daily net assets(c)	0.43	%*	0.86%		0.86%	0.85%	0.86	%(d)	0.85	%(d)	0.42	%*	0.81%		0.81%	0.80%	0.81	%(d)	0.80	%(d)
Net investment income (loss) to average daily net assets(a)	3.27	%*	1.84%		1.73%	1.26%	1.73%		1.83%		3.64	%*	1.81%		1.79%	1.32%	1.56%		0.90%
Portfolio turnover rate	55	%(e)**	49	%(e)	60%	58%	57%		56%		55	%(e)**	49	%(e)	60%	58%	57%		56%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.53	%*	0.07%		0.07%	0.07%	0.07%		0.09%		0.48	%*	0.07%		0.07%	0.07%	0.07%		0.10%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.01	$0.01	$0.00	(f)	$0.01		$0.01		$0.02		$0.01	$0.01	$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 51% and 67%, respectively, of the average value of its portfolio.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013				2017		2016	2015	2014		2013
Net asset value, beginning of period	$20.18		$18.17		$23.43	$26.16	$20.94		$20.18		$20.41		$18.38		$23.70	$26.44	$21.16		$20.39

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.37		0.70		0.57	0.66	0.80		0.56		0.42		0.63		0.59	0.69	0.86		0.56
Net realized and unrealized gain (loss)	2.22		2.07		(5.19)	(1.42)	4.88		0.85		2.22		2.19		(5.25)	(1.45)	4.90		0.88

Total from investment operations	2.59		2.77		(4.62)	(0.76)	5.68		1.41		2.64		2.82		(4.66)	(0.76)	5.76		1.44

Less distributions to shareholders:
From net investment income	(0.11)		(0.76)		(0.64)	(1.07)	(0.46)		(0.65)		(0.12)		(0.79)		(0.66)	(1.08)	(0.48)		(0.67)
From net realized gains	—		—		—	(0.90)	—		—		—		—		—	(0.90)	—		—

Total distributions	(0.11)		(0.76)		(0.64)	(1.97)	(0.46)		(0.65)		(0.12)		(0.79)		(0.66)	(1.98)	(0.48)		(0.67)

Net asset value, end of period	$22.66		$20.18		$18.17	$23.43	$26.16		$20.94		$22.93		$20.41		$18.38	$23.70	$26.44		$21.16

Total Return(b)	12.87	%**	15.45%		(19.99)%	(2.55)%	27.41%		7.23%		12.94	%**	15.53%		(19.95)%	(2.50)%	27.53%		7.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,602		$10,302		$81,206	$118,737	$139,401		$169,056		$448,303		$731,060		$1,043,305	$1,523,128	$1,555,509		$1,540,203
Net expenses to average daily net assets(c)	0.72	%*	0.72%		0.72%	0.72%	0.72	%(d)	0.72	%(d)	0.65	%*	0.65%		0.65%	0.65%	0.65	%(d)	0.65	%(d)
Net investment income (loss) to average daily net assets(a)	3.40	%*	3.62%		2.65%	2.63%	3.47%		2.87%		3.89	%*	3.16%		2.70%	2.73%	3.62%		2.82%
Portfolio turnover rate	22	%(e)**	27	%(e)	75%	70%	48%		40%		22	%(e)**	27	%(e)	75%	70%	48%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.04%	0.04%	0.04%		0.04%		0.04	%*	0.04%		0.04%	0.04%	0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 50% and 31%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013
Net asset value, beginning of period	$20.38		$18.36		$23.66	$26.41	$21.14		$20.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.41		0.63		0.62	0.67	0.89		0.54
Net realized and unrealized gain (loss)	2.23		2.19		(5.25)	(1.42)	4.88		0.91

Total from investment operations	2.64		2.82		(4.63)	(0.75)	5.77		1.45

Less distributions to shareholders:
From net investment income	(0.13)		(0.80)		(0.67)	(1.10)	(0.50)		(0.68)
From net realized gains	—		—		—	(0.90)	—		—

Total distributions	(0.13)		(0.80)		(0.67)	(2.00)	(0.50)		(0.68)

Net asset value, end of period	$22.89		$20.38		$18.36	$23.66	$26.41		$21.14

Total Return(b)	12.96	%**	15.57%		(19.85)%	(2.47)%	27.60%		7.39%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,941,255		$5,072,024		$7,051,400	$11,374,017	$11,926,293		$7,366,819
Net expenses to average daily net assets(c)	0.59	%*	0.59%		0.59%	0.59%	0.59	%(d)	0.59	%(d)
Net investment income (loss) to average daily net assets(a)	3.78	%*	3.19%		2.80%	2.66%	3.74%		2.70%
Portfolio turnover rate	22	%(e)**	27	%(e)	75%	70%	48%		40%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.04%	0.04%	0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 50% and 31%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL LARGE/MID CAP EQUITY FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013				2017		2016	2015	2014		2013
Net asset value, beginning of period	$25.44		$23.46		$30.16	$35.20	$28.96		$27.50		$25.40		$23.44		$30.14	$35.18	$28.94		$27.48

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.55		0.96		0.81	0.92	1.18		0.77		0.51		1.04		0.87	0.96	1.17		0.80
Net realized and unrealized gain (loss)	2.50		2.40		(6.71)	(2.19)	6.56		1.62		2.54		2.34		(6.75)	(2.21)	6.60		1.60

Total from investment operations	3.05		3.36		(5.90)	(1.27)	7.74		2.39		3.05		3.38		(5.88)	(1.25)	7.77		2.40

Less distributions to shareholders:
From net investment income	(0.59)		(1.38)		(0.80)	(1.46)	(1.50)		(0.93)		(0.60)		(1.42)		(0.82)	(1.48)	(1.53)		(0.94)
From net realized gains	(0.58)		—		—	(2.31)	—		—		(0.58)		—		—	(2.31)	—		—

Total distributions	(1.17)		(1.38)		(0.80)	(3.77)	(1.50)		(0.93)		(1.18)		(1.42)		(0.82)	(3.79)	(1.53)		(0.94)

Net asset value, end of period	$27.32		$25.44		$23.46	$30.16	$35.20		$28.96		$27.27		$25.40		$23.44	$30.14	$35.18		$28.94

Total Return(b)	12.13	%**	14.70%		(19.82)%	(3.33)%	27.30%		8.93%		12.13	%**	14.79%		(19.78)%	(3.28)%	27.40%		9.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,302		$39,141		$459,614	$592,365	$598,840		$621,870		$72,838		$146,112		$641,750	$1,346,483	$1,262,615		$1,394,919
Net expenses to average daily net assets(c)	0.59	%*	0.54%		0.53%	0.53%	0.53	%(d)	0.53	%(d)	0.62	%*	0.48%		0.47%	0.47%	0.47	%(d)	0.47	%(d)
Net investment income (loss) to average daily net assets(a)	4.28	%*	3.84%		2.90%	2.80%	3.70%		2.87%		3.84	%*	4.14%		3.08%	2.91%	3.69%		2.93%
Portfolio turnover rate	23	%(e)**	26	%(e)	88%	82%	54%		47%		23	%(e)**	26	%(e)	88%	82%	54%		47%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.29	%*	0.08%		0.06%	0.07%	0.06%		0.05%		0.28	%*	0.08%		0.06%	0.07%	0.06%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 51% and 65%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)		2016(a)	2015(a)	2014(a)		2013(a)
Net asset value, beginning of period	$21.53		$19.77		$22.95	$30.69	$25.02		$22.32

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.41		0.45		0.45	0.57	0.45		0.54
Net realized and unrealized gain (loss)	2.23		2.33		(3.12)	(2.19)	7.11		3.06

Total from investment operations	2.64		2.78		(2.67)	(1.62)	7.56		3.60

Less distributions to shareholders:
From net investment income	(0.36)		(1.02)		(0.51)	(0.66)	(1.35)		(0.90)
From net realized gains	(2.41)		—		—	(5.46)	(0.54)		—

Total distributions	(2.77)		(1.02)		(0.51)	(6.12)	(1.89)		(0.90)

Net asset value, end of period	$21.40		$21.53		$19.77	$22.95	$30.69		$25.02

Total Return(c)	12.65	%**	14.35%		(11.83)%	(4.87)%	31.30%		16.75%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,605		$127,401		$245,734	$283,446	$382,688		$313,557
Net expenses to average daily net assets(d)	0.61	%*	0.78%		0.76%	0.77%	0.77	%(e)	0.76	%(e)
Net investment income (loss) to average daily net assets(b)	3.67	%*	2.13%		2.04%	2.15%	1.63%		2.50%
Portfolio turnover rate	45	%(f)**	159	%(f)	64%	83%	79%		76%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.61	%*	0.21%		0.18%	0.17%	0.15%		0.17%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.15		$0.10		$0.01 (a)	$0.03 (a)	$0.02	(a)	$0.01	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 167% and 125%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013				2017		2016	2015	2014		2013
Net asset value, beginning of period	$22.05		$18.99		$22.98	$25.08	$23.81		$23.41		$22.08		$19.01		$23.01	$25.10	$23.83		$23.42

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.22		0.35		0.38	0.42	0.51		0.47		0.22		0.36		0.39	0.43	0.53		0.49
Net realized and unrealized gain (loss)	2.15		3.44		(1.04)	2.91	3.70		2.24		2.16		3.45		(1.05)	2.92	3.70		2.24

Total from investment operations	2.37		3.79		(0.66)	3.33	4.21		2.71		2.38		3.81		(0.66)	3.35	4.23		2.73

Less distributions to shareholders:
From net investment income	(0.06)		(0.35)		(0.42)	(0.49)	(0.53)		(0.51)		(0.06)		(0.36)		(0.43)	(0.50)	(0.55)		(0.52)
From net realized gains	(0.19)		(0.38)		(2.91)	(4.94)	(2.41)		(1.80)		(0.19)		(0.38)		(2.91)	(4.94)	(2.41)		(1.80)

Total distributions	(0.25)		(0.73)		(3.33)	(5.43)	(2.94)		(2.31)		(0.25)		(0.74)		(3.34)	(5.44)	(2.96)		(2.32)

Net asset value, end of period	$24.17		$22.05		$18.99	$22.98	$25.08		$23.81		$24.21		$22.08		$19.01	$23.01	$25.10		$23.83

Total Return(b)	10.79	%**	20.25%		(2.89)%	14.73%	18.38%		12.39%		10.83	%**	20.33%		(2.88)%	14.81%	18.43%		12.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,461,845		$3,587,627		$3,968,156	$5,336,063	$5,747,512		$6,682,281		$922,590		$1,222,874		$1,294,033	$2,201,876	$2,134,444		$2,079,055
Net expenses to average daily net assets(c)	0.48	%*	0.48%		0.48%	0.48%	0.48	%(d)	0.48	%(d)	0.44	%*	0.44%		0.44%	0.44%	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets(a)	1.89	%*	1.72%		1.79%	1.71%	2.04%		2.02%		1.91	%*	1.76%		1.83%	1.77%	2.07%		2.09%
Portfolio turnover rate	6	%(e)**	29	%(e)	37%	60%	48%		34%		6	%(e)**	29	%(e)	37%	60%	48%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.01%		0.02%		0.02	%*	0.02%		0.02%	0.02%	0.01%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 48% and 17%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class V Shares										Class VI Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013				2017		2016	2015	2014		2013
Net asset value, beginning of period	$22.08		$19.01		$23.01	$25.10	$23.82		$23.42		$22.05		$18.99		$22.99	$25.09	$23.82		$23.41

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.23		0.36		0.39	0.44	0.56		0.48		0.23		0.36		0.40	0.45	0.54		0.49
Net realized and unrealized gain (loss)	2.15		3.46		(1.05)	2.92	3.68		2.25		2.16		3.46		(1.04)	2.90	3.70		2.25

Total from investment operations	2.38		3.82		(0.66)	3.36	4.24		2.73		2.39		3.82		(0.64)	3.35	4.24		2.74

Less distributions to shareholders:
From net investment income	(0.07)		(0.37)		(0.43)	(0.51)	(0.55)		(0.53)		(0.07)		(0.38)		(0.45)	(0.51)	(0.56)		(0.53)
From net realized gains	(0.19)		(0.38)		(2.91)	(4.94)	(2.41)		(1.80)		(0.19)		(0.38)		(2.91)	(4.94)	(2.41)		(1.80)

Total distributions	(0.26)		(0.75)		(3.34)	(5.45)	(2.96)		(2.33)		(0.26)		(0.76)		(3.36)	(5.45)	(2.97)		(2.33)

Net asset value, end of period	$24.20		$22.08		$19.01	$23.01	$25.10		$23.82		$24.18		$22.05		$18.99	$22.99	$25.09		$23.82

Total Return(b)	10.81	%**	20.39%		(2.89)%	14.86%	18.49%		12.45%		10.87	%**	20.39%		(2.83)%	14.83%	18.50%		12.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$230,454		$462,677		$277,186	$267,809	$653,307		$455,097		$3,589,665		$3,359,025		$1,732,420	$2,496,930	$3,675,950		$4,140,416
Net expenses to average daily net assets(c)	0.42	%*	0.42%		0.42%	0.42%	0.42	%(d)	0.41	%(d)	0.39	%*	0.39%		0.39%	0.39%	0.39	%(d)	0.38	%(d)
Net investment income (loss) to average daily net assets(a)	2.01	%*	1.72%		1.85%	1.81%	2.22%		2.05%		2.00	%*	1.73%		1.88%	1.83%	2.13%		2.10%
Portfolio turnover rate	6	%(e)**	29	%(e)	37%	60%	48%		34%		6	%(e)**	29	%(e)	37%	60%	48%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.01%		0.02%		0.02	%*	0.02%		0.02%	0.02%	0.01%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 48% and 17%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013				2017		2016	2015	2014(g)
Net asset value, beginning of period	$17.31		$11.74		$16.33	$21.88	$21.59		$22.96		$17.25		$11.71		$16.28	$21.86	$21.40

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.30		0.47	0.87	0.51		0.32		0.25		0.34		0.46	0.75	0.45
Net realized and unrealized gain (loss)	1.21		5.75		(4.67)	(3.77)	0.45		(1.25	)(b)	1.20		5.68		(4.63)	(3.65)	0.70

Total from investment operations	1.45		6.05		(4.20)	(2.90)	0.96		(0.93)		1.45		6.02		(4.17)	(2.90)	1.15

Less distributions to shareholders:
From net investment income	(0.37)		(0.48)		(0.39)	(1.03)	(0.40)		(0.20)		(0.37)		(0.48)		(0.40)	(1.06)	(0.42)
From net realized gains	—		—		—	(1.62)	(0.27)		(0.24)		—		—		—	(1.62)	(0.27)

Total distributions	(0.37)		(0.48)		(0.39)	(2.65)	(0.67)		(0.44)		(0.37)		(0.48)		(0.40)	(2.68)	(0.69)

Net asset value, end of period	$18.39		$17.31		$11.74	$16.33	$21.88		$21.59		$18.33		$17.25		$11.71	$16.28	$21.86

Total Return(c)	8.63	%**	51.75%		(25.76)%	(12.81)%	4.54%		(4.00)%		8.69	%**	51.72%		(25.68)%	(12.82)%	5.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,146		$22,562		$13,864	$23,734	$81,646		$104,241		$228,212		$190,260		$170,919	$119,308	$138,358
Net expenses to average daily net assets(d)	0.77	%*	0.77%		0.77%	0.76%	0.75	%(e)	0.77%		0.72	%*	0.72%		0.72%	0.71%	0.70	%*(e)
Net investment income (loss) to average daily net assets(a)	2.86%		1.99%		3.36%	4.01%	2.36%		1.48%		2.93	%*	2.26%		3.31%	3.58%	2.23	%*
Portfolio turnover rate	16	%(f)**	29	%(f)	130%	126%	40%		51%		16	%(f)**	29	%(f)	130%	126%	40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.10%		0.10%	0.08%	0.10%		0.73%		0.09	%*	0.10%		0.11%	0.09%	0.11	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.03	$0.07	$0.06		$0.22		$0.01		$0.02		$0.02	$0.03	$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 40% and 24%, respectively, of the average value of its portfolio.
(g)	Period from March 20, 2013 (commencement of operations) through February 28, 2014.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	75

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)	2016(a)	2015(a)		2014(a)		2013(a)(b)				2017(a)	2016(a)	2015(a)		2014(a)		2013(a)(g)
Net asset value, beginning of period	$29.93		$26.91	$29.73	$31.74		$31.59		$30.81		$30.07		$27.00	$29.82	$31.80		$31.59		$30.00

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.03		(0.05)	(0.12)	(0.18)		(0.18)		(0.03)		0.04		(0.02)	(0.12)	(0.15)		(0.15)		(0.03)
Net realized and unrealized gain (loss)	1.78		5.22	(0.30)	1.02		2.13		0.81		1.79		5.24	(0.30)	1.02		2.16		1.62

Total from investment operations	1.81		5.17	(0.42)	0.84		1.95		0.78		1.83		5.22	(0.42)	0.87		2.01		1.59

Less distributions to shareholders:
From net realized gains	(2.50)		(2.15)	(2.40)	(2.85)		(1.80)		—		(2.50)		(2.15)	(2.40)	(2.85)		(1.80)		—

Total distributions	(2.50)		(2.15)	(2.40)	(2.85)		(1.80)		—		(2.50)		(2.15)	(2.40)	(2.85)		(1.80)		—

Net asset value, end of period	$29.24		$29.93	$26.91	$29.73		$31.74		$31.59		$29.40		$30.07	$27.00	$29.82		$31.80		$31.59

Total Return(d)	6.10	%**	19.50%	(1.66)%	3.19%		6.42%		2.53	%**	6.14	%**	19.62%	(1.65)%	3.29%		6.61%		5.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,434		$5,049	$6,807	$4,832		$7,489		$6,793		$144,050		$155,375	$223,854	$432,465		$730,196		$616,464
Net expenses to average daily net assets	0.60	%*	0.61%	0.60%	0.61	%(e)	0.60	%(e)(f)	0.60	%(e)(f)*	0.51	%*	0.51%	0.51%	0.51	%(e)	0.51	%(e)(f)	0.51	%(e)(f)*
Net investment income (loss) to average daily net assets(c)	0.17	%*	(0.16)%	(0.45)%	(0.58)%		(0.57)%		(0.56	)%*	0.27	%*	(0.07)%	(0.37)%	(0.49)%		(0.48)%		(0.46	)%*
Portfolio turnover rate	0	%**	0%	0%	112%		0%		0	%**	0	%**	0%	0%	112%		0%		0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.06%	0.05%	0.04%		0.05%		0.08	%*	0.09	%*	0.06%	0.05%	0.03%		0.05%		0.10	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02 (a)	$0.08 (a)	$0.14	(a)	$0.01	(a)	$0.02	(a)	$0.01		$0.02 (a)	$0.07 (a)	$0.13	(a)	$0.01	(a)	$0.06	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Period from December 14, 2012 (commencement of operations) through February 28, 2013.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Period from November 15, 2012 (commencement of operations) through February 28, 2013.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

76	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$14.28		$12.92		$16.80	$18.03	$14.56	$13.80

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.41		0.40	0.47	0.57	0.39
Net realized and unrealized gain (loss)	1.85		1.50		(3.82)	(1.05)	3.37	0.83

Total from investment operations	2.13		1.91		(3.42)	(0.58)	3.94	1.22

Less distributions to shareholders:
From net investment income	(0.10)		(0.55)		(0.46)	(0.65)	(0.47)	(0.46)

Total distributions	(0.10)		(0.55)		(0.46)	(0.65)	(0.47)	(0.46)

Net asset value, end of period	$16.31		$14.28		$12.92	$16.80	$18.03	$14.56

Total Return(b)	14.96	%**	15.05%		(20.63)%	(3.10)%	27.37%	8.99%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$107,735		$115,733		$215,977	$427,048	$485,665	$479,005
Net expenses to average daily net assets(c)	0.68	%*	0.68%		0.66%	0.66%	0.66%	0.67	%(d)
Net investment income (loss) to average daily net assets(a)	3.60	%*	2.95%		2.59%	2.71%	3.54%	2.83%
Portfolio turnover rate	31	%(e)**	47	%(e)	79%	69%	49%	54%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.27	%*	0.23%		0.14%	0.12%	0.10%	0.12%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 54% and 39%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	77

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013				2017		2016	2015	2014		2013
Net asset value, beginning of period	$15.14		$13.79		$16.61	$17.27	$14.51		$13.06		$15.16		$13.76		$16.58	$17.24	$14.48		$13.04

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.27		0.24	0.28	0.28		0.26		0.17		0.25		0.25	0.29	0.29		0.27
Net realized and unrealized gain (loss)	0.25		2.89		(1.20)	1.66	2.77		1.47		0.22		2.92		(1.20)	1.66	2.77		1.46

Total from investment operations	0.40		3.16		(0.96)	1.94	3.05		1.73		0.39		3.17		(0.95)	1.95	3.06		1.73

Less distributions to shareholders:
From net investment income	(0.03)		(0.34)		(0.26)	(0.31)	(0.29)		(0.28)		(0.04)		(0.30)		(0.27)	(0.32)	(0.30)		(0.29)
From net realized gains	(0.67)		(1.47)		(1.60)	(2.29)	—		—		(0.67)		(1.47)		(1.60)	(2.29)	—		—

Total distributions	(0.70)		(1.81)		(1.86)	(2.60)	(0.29)		(0.28)		(0.71)		(1.77)		(1.87)	(2.61)	(0.30)		(0.29)

Net asset value, end of period	$14.84		$15.14		$13.79	$16.61	$17.27		$14.51		$14.84		$15.16		$13.76	$16.58	$17.24		$14.48

Total Return(b)	2.72	%**	23.59%		(6.17)%	12.18%	21.11%		13.40%		2.65	%**	23.69%		(6.10)%	12.27%	21.21%		13.40%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,428		$109,726		$194,615	$286,934	$488,982		$188,363		$41,288		$16,707		$513,751	$431,841	$288,782		$44,849
Net expenses to average daily net assets(d)	0.46	%*	0.46%		0.46%	0.46%	0.46	%(c)	0.46	%(c)	0.41	%*	0.41%		0.41%	0.41%	0.41	%(c)	0.41	%(c)
Net investment income (loss) to average daily net assets(a)	1.99	%*	1.80%		1.57%	1.59%	1.71%		1.95%		2.26	%*	1.73%		1.65%	1.63%	1.75%		2.01%
Portfolio turnover rate	34	%(e)**	66	%(e)	89%	67%	74%		79%		34	%(e)**	66	%(e)	89%	67%	74%		79%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.02%		0.02%		0.02	%*	0.02%		0.02%	0.02%	0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 91% and 41%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

78	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND (continued)

	Class V Shares
	Six Months Ended August 31, 2017 (Unaudited)		Period from August 9, 2016 through February 28, 2017		Period from March 1, 2014 through July 30, 2014(b)		Period from January 21, 2014 (commencement of operations) through February 28, 2014
Net asset value, beginning of period	$15.09		$14.95		$17.24		$17.17

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.16		0.12		0.04
Net realized and unrealized gain (loss)	0.24		1.50		0.90		0.03

Total from investment operations	0.40		1.66		1.02		0.07

Less distributions to shareholders:
From net investment income	(0.04)		(0.19)		(0.04)		—
From net realized gains	(0.67)		(1.33)		(0.43)		—

Total distributions	(0.71)		(1.52)		(0.47)		—

Net asset value, end of period	$14.78		$15.09		$17.79		$17.24

Total Return(c)	2.71	%**	11.37	%**	5.88	%**	0.39	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125,472		$164,652		$220,333		$259,581
Net expenses to average daily net assets(d)	0.40	%*	0.40	%*	0.40	%*	0.40	%(e)*
Net investment income (loss) to average daily net assets(a)	2.15	%*	1.93	%*	1.69	%*	1.97	%*
Portfolio turnover rate	34	%(f)**	66	%(f)**	34	%††**(g)	74	%**
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.02	%*	0.02	%*	0.02	%*	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The class was inactive from July 31, 2014 to August 8, 2016.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 91% and 41%, respectively, of the average value of its portfolio.
(g)	Calculation represents portfolio turnover of the fund for the period ended July 30, 2014.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	79

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013
Net asset value, beginning of period	$15.06		$13.73		$16.54	$17.21	$14.47		$13.02

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.27		0.26	0.30	0.30		0.28
Net realized and unrealized gain (loss)	0.24		2.89		(1.19)	1.65	2.74		1.46

Total from investment operations	0.40		3.16		(0.93)	1.95	3.04		1.74

Less distributions to shareholders:
From net investment income	(0.04)		(0.36)		(0.28)	(0.33)	(0.30)		(0.29)
From net realized gains	(0.67)		(1.47)		(1.60)	(2.29)	—		—

Total distributions	(0.71)		(1.83)		(1.88)	(2.62)	(0.30)		(0.29)

Net asset value, end of period	$14.75		$15.06		$13.73	$16.54	$17.21		$14.47

Total Return(b)	2.73	%**	23.68%		(6.02)%	12.28%	21.14%		13.56%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,301,475		$1,469,935		$3,838,628	$6,031,361	$7,082,304		$1,249,117
Net expenses to average daily net assets(d)	0.37	%*	0.37%		0.37%	0.37%	0.37	%(c)	0.37	%(c)
Net investment income (loss) to average daily net assets(a)	2.18	%*	1.87%		1.68%	1.70%	1.85%		2.08%
Portfolio turnover rate	34	%(e)**	66	%(e)	89%	67%	74%		79%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%	0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 91% and 41%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

80	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2017 (Unaudited)

1.	Organization

Each of Climate Change Fund (commenced operations on April 5, 2017), Foreign Small Companies Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund and U.S. Equity Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Security and Exchange Commission’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	MSCI ACWI (All Country World Index)	High total return
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
International Large/Mid Cap Equity Fund	Not Applicable	High total return
International Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
Quality Fund	Not Applicable	Total return
Resources Fund	MSCI ACWI Commodity Producers Index	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	MSCI EAFE Index	High after-tax total return
U.S. Equity Allocation Fund	Not Applicable	High total return

International Large/Mid Cap Equity Fund, International Small Companies Fund and Risk Premium Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2017, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2017. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2017 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Climate Change Fund	—		58%
Foreign Small Companies Fund	—		88%
International Equity Fund	< 1%		98%
International Large/Mid Cap Equity Fund	< 1%		97%
International Small Companies Fund	0%	§	89%
Quality Fund	—		12%
Resources Fund	—		76%
Risk Premium Fund	—		(<1%	)
Tax-Managed International Equities Fund	< 1%		96%
U.S. Equity Allocation Fund	—		—

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2017.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2017, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$123,704	$—	$—	$123,704
Australia	—	172,707	12,516	185,223
Austria	—	46,404	—	46,404
Canada	747,037	—	—	747,037
China	283,699	677,686	—	961,385
Denmark	—	328,735	—	328,735

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Finland	$—	$178,557	$—	$178,557
France	—	1,854,508	—	1,854,508
Germany	—	453,328	—	453,328
Hong Kong	—	14,329	—	14,329
Israel	—	69,037	—	69,037
Italy	—	275,520	—	275,520
Japan	—	806,338	—	806,338
Kenya	—	32,550	—	32,550
Netherlands	—	245,466	—	245,466
Norway	—	520,704	—	520,704
Poland	—	281,696	—	281,696
Portugal	—	200,072	—	200,072
Russia	—	475,646	—	475,646
South Africa	—	52,106	—	52,106
South Korea	—	134,456	—	134,456
Spain	—	339,701	—	339,701
Switzerland	—	312,348	—	312,348
Taiwan	—	79,690	—	79,690
Ukraine	—	50,554	—	50,554
United Kingdom	—	622,291	—	622,291
United States	3,649,163	—	—	3,649,163

TOTAL COMMON STOCKS	4,803,603	8,224,429	12,516	13,040,548

Preferred Stocks
Chile	657,020	—	—	657,020

TOTAL PREFERRED STOCKS	657,020	—	—	657,020

Mutual Funds
United States	578,701	—	—	578,701

TOTAL MUTUAL FUNDS	578,701	—	—	578,701

Short-Term Investments	28,198	—	—	28,198

Total Investments	6,067,522	8,224,429	12,516	14,304,467

Total	$6,067,522	$8,224,429	$12,516	$14,304,467

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,359,187	$—	$—	$1,359,187
Australia	—	8,505,154	—	8,505,154
Austria	—	1,087,831	—	1,087,831
Belgium	—	1,916,364	—	1,916,364
Canada	23,939,447	—	—	23,939,447
China	—	6,694,129	—	6,694,129
Colombia	1,124,504	—	—	1,124,504
Denmark	—	2,465,647	—	2,465,647
Finland	—	1,749,027	—	1,749,027
France	—	32,868,050	—	32,868,050
Germany	—	22,109,440	282,525	22,391,965
Greece	—	374,527	—	374,527
Hong Kong	—	3,496,110	—	3,496,110

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
India	$—	$5,628,760	$—	$5,628,760
Indonesia	—	678,666	—	678,666
Israel	—	4,009,163	—	4,009,163
Italy	—	8,146,308	—	8,146,308
Japan	—	75,332,973	—	75,332,973
Luxembourg	1,066,400	—	—	1,066,400
Malaysia	—	691,492	—	691,492
Mexico	1,546,200	—	—	1,546,200
Netherlands	—	3,317,072	—	3,317,072
Norway	—	1,359,555	—	1,359,555
Poland	—	738,129	—	738,129
Portugal	—	503,983	—	503,983
Singapore	—	5,628,357	—	5,628,357
South Africa	—	2,635,168	—	2,635,168
South Korea	—	7,842,794	—	7,842,794
Sweden	—	4,953,740	—	4,953,740
Switzerland	—	17,452,862	—	17,452,862
Taiwan	—	5,936,762	—	5,936,762
United Kingdom	—	33,769,818	—	33,769,818
United States	799,758	—	—	799,758

TOTAL COMMON STOCKS	29,835,496	259,891,881	282,525	290,009,902

Preferred Stocks
Brazil	—	1,706,532	—	1,706,532
Germany	—	3,157,111	—	3,157,111

TOTAL PREFERRED STOCKS	—	4,863,643	—	4,863,643

Mutual Funds
United States	1,507,719	—	—	1,507,719

TOTAL MUTUAL FUNDS	1,507,719	—	—	1,507,719

Short-Term Investments	5,315,753	—	—	5,315,753

Total Investments	36,658,968	264,755,524	282,525	301,697,017

Derivatives^
Futures Contracts
Equity Risk	15,927	—	—	15,927

Total	$36,674,895	$264,755,524	$282,525	$301,712,944

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$221,624,548	$—	$221,624,548
Austria	—	77,491,381	—	77,491,381
Belgium	—	11,091,835	—	11,091,835
Denmark	—	28,697,086	—	28,697,086
Finland	—	61,128,884	—	61,128,884
France	39,191,168	646,823,344	—	686,014,512
Germany	—	591,366,742	—	591,366,742
Hong Kong	—	279,113,216	—	279,113,216
Ireland	—	4,245,015	—	4,245,015
Israel	—	15,854,080	—	15,854,080

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Italy	$37,564,764	$135,997,670	$—	$173,562,434
Japan	—	1,436,125,856	—	1,436,125,856
Malta	—	—	270,208	270,208
Netherlands	1,483,690	151,348,930	—	152,832,620
New Zealand	—	2,356,246	—	2,356,246
Norway	—	128,270,977	—	128,270,977
Portugal	—	10,669,367	—	10,669,367
Singapore	—	13,191,208	—	13,191,208
Spain	—	235,005,152	—	235,005,152
Sweden	—	132,926,869	—	132,926,869
Switzerland	—	277,049,755	—	277,049,755
United Kingdom	—	752,662,059	—	752,662,059

TOTAL COMMON STOCKS	78,239,622	5,213,040,220	270,208	5,291,550,050

Preferred Stocks
Germany	—	64,787,300	—	64,787,300

TOTAL PREFERRED STOCKS	—	64,787,300	—	64,787,300

Mutual Funds
United States	5,112,603	—	—	5,112,603

TOTAL MUTUAL FUNDS	5,112,603	—	—	5,112,603

Short-Term Investments	4,277,229	—	—	4,277,229

Total Investments	87,629,454	5,277,827,520	270,208	5,365,727,182

Total	$87,629,454	$5,277,827,520	$270,208	$5,365,727,182

International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,704,979	$—	$2,704,979
Austria	—	2,206,172	—	2,206,172
Belgium	—	53,751	—	53,751
Denmark	—	1,218,730	—	1,218,730
Finland	—	1,412,179	—	1,412,179
France	—	9,833,941	—	9,833,941
Germany	—	7,115,049	—	7,115,049
Hong Kong	—	4,928,269	—	4,928,269
Israel	17,531	—	—	17,531
Italy	288,983	451,751	—	740,734
Japan	—	20,024,544	—	20,024,544
Malta	—	—	270,448	270,448
Netherlands	—	1,773,107	—	1,773,107
New Zealand	—	405,469	—	405,469
Norway	—	293,413	—	293,413
Portugal	—	7,314	—	7,314
Singapore	—	76,399	—	76,399
Spain	—	1,744,387	—	1,744,387
Sweden	—	1,744,966	—	1,744,966
Switzerland	—	3,805,377	—	3,805,377
United Kingdom	20,115	12,364,995	—	12,385,110

TOTAL COMMON STOCKS	326,629	72,164,792	270,448	72,761,869

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Large/Mid Cap Equity Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Germany	$—	$1,706,032	$—		$1,706,032

TOTAL PREFERRED STOCKS	—	1,706,032	—		1,706,032

Mutual Funds
United States	1,396,970	—	—		1,396,970

TOTAL MUTUAL FUNDS	1,396,970	—	—		1,396,970

Short-Term Investments	309,570	—	—		309,570

Total Investments	2,033,169	73,870,824	270,448		76,174,441

Total	$2,033,169	$73,870,824	$270,448		$76,174,441

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$696,687	$—		$696,687
Austria	—	282,970	—		282,970
Belgium	—	107,824	—		107,824
Canada	2,069,561	—	—		2,069,561
China	—	546,055	0	§	546,055
Colombia	85,458	—	—		85,458
Denmark	—	174,814	—		174,814
Finland	—	153,579	—		153,579
France	—	2,288,588	—		2,288,588
Germany	—	1,466,368	43,584		1,509,952
Hong Kong	—	248,941	—		248,941
India	—	440,481	—		440,481
Indonesia	—	78,096	—		78,096
Israel	—	275,220	—		275,220
Italy	—	806,414	—		806,414
Japan	—	6,219,505	—		6,219,505
Luxembourg	98,900	—	—		98,900
Malaysia	—	84,687	—		84,687
Mexico	167,786	—	—		167,786
Netherlands	—	267,700	—		267,700
Norway	—	145,322	—		145,322
Portugal	—	42,299	—		42,299
Singapore	—	677,902	—		677,902
South Africa	—	262,759	—		262,759
South Korea	—	531,135	—		531,135
Sweden	—	391,575	—		391,575
Switzerland	—	1,812,859	—		1,812,859
Taiwan	—	488,320	—		488,320
United Kingdom	—	2,802,785	—		2,802,785
United States	73,476	—	—		73,476

TOTAL COMMON STOCKS	2,495,181	21,292,885	43,584		23,831,650

Preferred Stocks
Brazil	—	97,095	—		97,095
Germany	—	360,503	—		360,503

TOTAL PREFERRED STOCKS	—	457,598	—		457,598

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
Thailand	$—	$2,476	$—	$2,476

TOTAL INVESTMENT FUNDS	—	2,476	—	2,476

Mutual Funds
United States	5,570	—	—	5,570

TOTAL MUTUAL FUNDS	5,570	—	—	5,570

Short-Term Investments	456,869	—	—	456,869

Total Investments	2,957,620	21,752,959	43,584	24,754,163

Total	$2,957,620	$21,752,959	$43,584	$24,754,163

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$60,840,884	$—	$60,840,884
Germany	—	57,364,137	—	57,364,137
Netherlands	—	365,183	—	365,183
Switzerland	—	237,636,877	—	237,636,877
Taiwan	—	148,992,265	—	148,992,265
United Kingdom	—	515,918,114	—	515,918,114
United States	6,954,742,707	—	—	6,954,742,707

TOTAL COMMON STOCKS	6,954,742,707	1,021,117,460	—	7,975,860,167

Mutual Funds
United States	220,836,327	—	—	220,836,327

TOTAL MUTUAL FUNDS	220,836,327	—	—	220,836,327

Short-Term Investments	2,872,061	—	—	2,872,061

Total Investments	7,178,451,095	1,021,117,460	—	8,199,568,555

Total	$7,178,451,095	$1,021,117,460	$—	$8,199,568,555

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$2,884,780	$—	$—	$2,884,780
Australia	—	6,008,816	—	6,008,816
Austria	—	2,710,798	—	2,710,798
Brazil	—	2,122,754	—	2,122,754
Canada	5,554,080	—	—	5,554,080
Chile	—	433,845	—	433,845
China	—	1,095,287	—	1,095,287
Colombia	1,022,886	—	—	1,022,886
France	—	4,478,809	—	4,478,809
Germany	—	4,844,435	—	4,844,435
Hungary	—	1,792,520	—	1,792,520
India	—	1,215,943	—	1,215,943
Indonesia	—	26,481	—	26,481
Israel	—	4,503,669	—	4,503,669
Italy	—	3,304,584	—	3,304,584
Japan	—	8,299,787	—	8,299,787
Kazakhstan	—	82,461	—	82,461
Netherlands	—	299,327	—	299,327
Norway	—	18,909,796	—	18,909,796
Poland	—	6,427,333	—	6,427,333

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Qatar	$—	$327,662	$—	$327,662
Russia	—	25,552,271	—	25,552,271
Singapore	—	—	534,924	534,924
South Africa	—	3,618,632	—	3,618,632
Spain	—	6,079,644	—	6,079,644
Sweden	—	2,340,615	—	2,340,615
Thailand	—	4,314,686	—	4,314,686
Ukraine	—	2,743,282	—	2,743,282
United Kingdom	—	58,299,708	—	58,299,708
United States	30,412,521	—	—	30,412,521

TOTAL COMMON STOCKS	39,874,267	169,833,145	534,924	210,242,336

Preferred Stocks
Brazil	—	13,348,409	—	13,348,409
Chile	14,167,135	—	—	14,167,135
Russia	—	4,763,199	—	4,763,199

TOTAL PREFERRED STOCKS	14,167,135	18,111,608	—	32,278,743

Mutual Funds
United States	4,717,048	—	—	4,717,048

TOTAL MUTUAL FUNDS	4,717,048	—	—	4,717,048

Short-Term Investments	391,438	—	—	391,438

Total Investments	59,149,888	187,944,753	534,924	247,629,565

Total	$59,149,888	$187,944,753	$534,924	$247,629,565

Risk Premium Fund
Asset Valuation Inputs
Short-Term Investments	$138,597,887	$—	$—	$138,597,887

Total Investments	138,597,887	—	—	138,597,887

Total	$138,597,887	$—	$—	$138,597,887

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(7,140)	$(981,213)	$—	$(988,353)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,826,570	$—	$3,826,570
Austria	—	1,324,775	—	1,324,775
Belgium	—	239,259	—	239,259
Brazil	42,903	246,957	—	289,860
China	316,890	3,143,671	—	3,460,561
Colombia	24,867	—	—	24,867
Denmark	—	583,064	—	583,064
Finland	—	895,805	—	895,805
France	313,920	12,587,553	—	12,901,473
Germany	—	10,766,236	—	10,766,236
Greece	—	5,711	—	5,711
Hong Kong	—	2,765,007	—	2,765,007
Hungary	—	166,291	—	166,291

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
India	$—	$1,011,239	$—	$1,011,239
Indonesia	—	6,276	—	6,276
Ireland	—	270,088	—	270,088
Israel	30,115	66,479	—	96,594
Italy	606,713	4,435,327	—	5,042,040
Japan	—	25,431,514	—	25,431,514
Malta	—	—	29,043	29,043
Mexico	350,151	—	—	350,151
Netherlands	—	2,413,741	—	2,413,741
New Zealand	—	192,548	—	192,548
Norway	—	1,240,342	—	1,240,342
Peru	40,568	—	—	40,568
Poland	—	231,185	—	231,185
Portugal	—	251,746	—	251,746
Russia	—	15,941	—	15,941
Singapore	—	744,626	—	744,626
South Africa	—	715,607	—	715,607
South Korea	—	1,482,809	—	1,482,809
Spain	—	2,896,771	—	2,896,771
Sweden	—	3,612,471	—	3,612,471
Switzerland	—	4,932,751	—	4,932,751
Taiwan	177,456	911,626	—	1,089,082
Thailand	—	288,564	—	288,564
Turkey	—	435,587	—	435,587
United Kingdom	265,518	13,462,514	—	13,728,032

TOTAL COMMON STOCKS	2,169,101	101,600,651	29,043	103,798,795

Preferred Stocks
Brazil	—	726,286	—	726,286
Germany	—	1,124,956	—	1,124,956
South Korea	—	334,199	—	334,199

TOTAL PREFERRED STOCKS	—	2,185,441	—	2,185,441

Mutual Funds
United States	687,292	—	—	687,292

TOTAL MUTUAL FUNDS	687,292	—	—	687,292

Short-Term Investments	880,106	—	—	880,106

Total Investments	3,736,499	103,786,092	29,043	107,551,634

Total	$3,736,499	$103,786,092	$29,043	$107,551,634

U.S. Equity Allocation Fund
Asset Valuation Inputs
Common Stocks	$1,512,988,293	$—	$—	$1,512,988,293
Mutual Funds	10,334,042	—	—	10,334,042
Short-Term Investments	3,792,068	—	—	3,792,068

Total Investments	1,527,114,403	—	—	1,527,114,403

Derivatives^
Futures Contracts
Equity Risk	37,341	—	—	37,341

Total	$1,527,151,744	$—	$—	$1,527,151,744

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.
§	Represents the interest in securities that were determined to have a value of zero at August 31, 2017.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2017, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2017	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†		Transfer out of Level 3†	Balances as of August 31, 2017	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2017
Climate Change Fund
Common Stocks
Australia	$—	$46,107	$—	$—	$—	$(33,591)	$—		$—	$12,516	$(33,591)

Total	$—	$46,107	$—	$—	$—	$(33,591)	$—		$—	$12,516	$(33,591)

Foreign Small Companies Fund
Common Stocks
Germany	$—	$226,692	$—	$—	$—	$55,833	$—		$—	$282,525	$55,833

Total	$—	$226,692	$—	$—	$—	$55,833	$—		$—	$282,525	$55,833

International Equity Fund
Common Stocks
Malta	$248,929	$—	$—	$—	$—	$21,279	$—		$—	$270,208	$21,279

Total	$248,929	$—	$—	$—	$—	$21,279	$—		$—	$270,208	$21,279

International Large/Mid Cap Equity Fund
Common Stocks
Malta	$249,150	$—	$—	$—	$—	$21,298	$—		$—	$270,448	$21,298

Total	$249,150	$—	$—	$—	$—	$21,298	$—		$—	$270,448	$21,298

International Small Companies Fund
Common Stocks
Germany	$—	$36,091	$—	$—	$—	$7,493	$—		$—	$43,584	$7,493

Total	$—	$36,091	$—	$—	$—	$7,493	$—		$—	$43,584	$7,493

Resources Fund
Common Stocks
Singapore	$—	$—	$—	$—	$—	$—	$534,924	‡	$—	$534,924	$—

Total	$—	$—	$—	$—	$—	$—	$534,924		$—	$534,924	$—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Balances as of February 28, 2017	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of August 31, 2017	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2017
Tax-Managed International Equities Fund
Common Stocks
Malta	$26,756	$—	$—	$—	$—	$2,287	$—	$—	$29,043	$2,287

Total	$26,756	$—	$—	$—	$—	$2,287	$—	$—	$29,043	$2,287

Rights/Warrants
Brazil	$990	$—	$0	$—	$—	$(990)	$—	$—	$—	$—

Total	$27,746	$—	$0	$—	$—	$1,297	$—	$—	$29,043	$2,287

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2017 were as follows:

Fund Name	Level 3 securities and derivatives
Climate Change Fund	< 1%
Foreign Small Companies Fund	—
International Equity Fund	< 1%
International Large/Mid Cap Equity Fund	< 1%
International Small Companies Fund	< 1%
Quality Fund	—
Resources Fund	< 1%
Risk Premium Fund	—
Tax-Managed International Equities Fund	< 1%
U.S. Equity Allocation Fund	—

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2017, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

As of February 28, 2017, certain Funds elected to defer to March 1, 2017 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Losses ($)
Climate Change Fund	—	—
Foreign Small Companies Fund	(96,018)	—
International Equity Fund	—	(32,350,802)
International Large/Mid Cap Equity Fund	—	—
International Small Companies Fund	—	(36,711)
Quality Fund	(207,477)	—
Resources Fund	—	—
Risk Premium Fund	(8,343)	—
Tax-Managed International Equities Fund	—	(474,875)
U.S. Equity Allocation Fund	—	—
As of February 28, 2017, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2017, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)			Long- Term ($)

Fund Name	Expiration Date 2/28/2018	No Expiration Date	Total Short- Term ($)	No Expiration Date
Climate Change Fund	—	—	—	—
Foreign Small Companies Fund	—	(7,421,251)	(7,421,251)	—
International Equity Fund	—	(707,861,813)	(707,861,813)	(665,050,816)
International Large/Mid Cap Equity Fund	—	—	—	(208,414)
International Small Companies Fund	—	(12,770,746)	(12,770,746)	(5,740,995)
Quality Fund	—	—	—	—
Resources Fund	—	(24,234,257)	(24,234,257)	(33,514,896)
Risk Premium Fund	—	—	—	—
Tax-Managed International Equities Fund	(10,176,681)	(29,627,844)	(39,804,525)	—
U.S. Equity Allocation Fund	(36,676,027)	—	(36,676,027)	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

As of August 31, 2017, the approximate cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	12,739,652	1,852,280	(287,465)	1,564,815	—
Foreign Small Companies Fund	280,892,258	24,936,277	(4,131,518)	20,804,759	15,927
International Equity Fund	4,791,192,645	754,371,925	(179,837,388)	574,534,537	—
International Large/Mid Cap Equity Fund	68,154,540	9,808,196	(1,788,295)	8,019,901	—
International Small Companies Fund	23,716,019	1,720,215	(682,071)	1,038,144	—
Quality Fund	6,062,080,306	2,258,289,350	(120,801,101)	2,137,488,249	—
Resources Fund	194,945,441	66,588,749	(13,904,625)	52,684,124	—
Risk Premium Fund	138,657,032	1,765	(60,910)	(59,145)	(988,353)
Tax-Managed International Equities Fund	79,360,908	28,778,898	(588,172)	28,190,726	—
U.S. Equity Allocation Fund	1,374,790,010	177,464,227	(25,139,834)	152,324,393	37,341

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund. For Climate Change Fund, Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent. State Street serves as the transfer agent for all Funds. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance the Funds maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

As of August 31, 2017, the premium on cash purchases and the fee on cash redemptions were as follows:

	Climate Change Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Purchase Premium	—	0.50%	—	—	0.50%	—	0.30%	0.15%	—	—
Redemption Fee	—	0.50%	—	—	0.50%	—	0.30%	0.15%	—	—

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Commodities Risk	X						X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk								X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X		X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income								X

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Climate Change Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Merger Arbitrage Risk	X						X
Non-Diversified Funds	X					X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X		X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments are also subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government

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securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

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Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case a Fund may have to purchase U.S. dollars at an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the exposure arises.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

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A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. In addition, the SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate

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exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

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A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Climate Change Fund focuses its investments in securities of companies involved in climate change-related industries, it will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. Climate Change Fund is particularly exposed to such factors as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cut-backs on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming or changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such

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companies also may be significantly affected by the level or pace of technological change in industries focusing on energy, pollution control and mitigation of global warning. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries are in the early stages of operation and have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark. The degree to which a Fund’s securities are illiquid may affect the likelihood of its paying redemption proceeds in-kind.

In recent years, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that is not ultimately received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. Additionally, redemptions and purchases of shares by a large shareholder or group of shareholders potentially limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

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To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio also will be leveraged if it exercises its right to delay payment on a redemption and can result in losses if the value of the Fund’s assets changes between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a change in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty or have the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future developments in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market events. In addition, they use assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) is wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may

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interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being unable, among other things, to buy or sell securities or accurately price their investments. The Funds cannot directly control cyber security plans and systems put in place by their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by a company whose securities are held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). A significant degree of uncertainty exists about the time frame for Brexit and whether it will have a negative impact on the United Kingdom, the European Union and/or the broader global economy.

War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to

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factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, GMO expects its net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, these investments also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with a significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

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In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. Steps to curtail or “taper” such activities (such as recent indications from the U.S. Federal Reserve of its intent to do so) and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including greater distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes

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paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. A Fund’s pursuit of such refunds may subject a Fund to various administrative and/or judicial proceedings. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that the refund will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in foreign currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license and thus limits the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license and thereby limit the Fund’s investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a smaller group of key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

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4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2017, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Climate Change Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Forward currency contracts
Adjust exposure to foreign currencies		X			X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X			X	X
Maintain the diversity and liquidity of the portfolio		X	X	X	X			X	X
Options (Written)
Substitute for direct equity investment							X
Rights and/or warrants
Received as a result of corporate actions	X		X	X		X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively

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preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

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Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and

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rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2017 and the Statements of Operations for the period ended August 31, 2017^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Climate Change Fund
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$0	$—	$—	$—	$0

Total	$—	$0	$—	$—	$—	$0

Foreign Small Companies Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts ☐	$—	$15,927	$—	$—	$—	$15,927

Total	$—	$15,927	$—	$—	$—	$15,927

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$15,927	$—	$—	$—	$15,927

Net Realized Gain (Loss) on
Futures Contracts	$—	$719,285	$—	$—	$—	$719,285
Forward Currency Contracts	—	—	(416,909)	—	—	$(416,909)

Total	$—	$719,285	$(416,909)	$—	$—	$302,376

Change in Net Unrealized Appreciation (Depreciation) on
Futures Contracts	$—	$15,927	$—	$—	$—	$15,927
Forward Currency Contracts	—	—	302,043	—	—	302,043

Total	$—	$15,927	$302,043	$—	$—	$317,970

International Equity Fund
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$0	$—	$—	$—	$0
Futures Contracts	—	2,310,135	—	—	—	2,310,135

Total	$—	$2,310,135	$—	$—	$—	$2,310,135

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Large/Mid Cap Equity Fund
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$0	$—	$—	$—	$0
Futures Contracts	—	128,996	—	—	—	128,996

Total	$—	$128,996	$—	$—	$—	$128,996

Change in Net Unrealized Appreciation (Depreciation) on
Futures Contracts	$—	$(18,330)	$—	$—	$—	$(18,330)

Total	$—	$(18,330)	$—	$—	$—	$(18,330)

International Small Companies Fund
Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(60,785)	$—	$—	$(60,785)
Futures Contracts	—	27,753	—	—	—	27,753

Total	$—	$27,753	$(60,785)	$—	$—	$(33,032)

Change in Net Unrealized Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$40,193	$—	$—	$40,193

Total	$—	$—	$40,193	$—	$—	$40,193

Resources Fund
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$(2,480)	$—	$—	$—	$(2,480)

Total	$—	$(2,480)	$—	$—	$—	$(2,480)

Risk Premium Fund
Liability Derivatives
Written Options	$—	$(988,353)	$—	$—	$—	$(988,353)

Total	$—	$(988,353)	$—	$—	$—	$(988,353)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(988,353)	$—	$—	$—	$(988,353)

Net Realized Gain (Loss) on
Written Options	$—	$8,667,496	$—	$—	$—	$8,667,496

Total	$—	$8,667,496	$—	$—	$—	$8,667,496

Change in Net Unrealized Appreciation (Depreciation) on
Written Options	$—	$343,013	$—	$—	$—	$343,013

Total	$—	$343,013	$—	$—	$—	$343,013

Tax-Managed International Equities Fund
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$29,539	$—	$—	$—	$29,539
Futures Contracts	—	27,327	—	—	—	27,327

Total	$—	$56,866	$—	$—	$—	$56,866

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$(990)	$—	$—	$—	$(990)
Futures Contracts	—	1,260	—	—	—	1,260

Total	$—	$270	$—	$—	$—	$270

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
U.S. Equity Allocation Fund
Liabilities:
Unrealized Appreciation on Futures Contracts☐	$—	$37,341	$—	$—	$—	$37,341

Total	$—	$37,341	$—	$—	$—	$37,341

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$37,341	$—	$—	$—	$37,341

Net Realized Gain (Loss) on
Futures Contracts	$—	$649,588	$—	$—	$—	$649,588

Total	$—	$649,588	$—	$—	$—	$649,588

Change in Net Unrealized Appreciation (Depreciation) on
Futures Contracts	$—	$37,341	$—	$—	$—	$37,341

Total	$—	$37,341	$—	$—	$—	$37,341

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
☐	The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the unrealized Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2017, if any.

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The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2017:

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged		Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC.	$988,353	$(988,353	)*	$—	$—

Total	$988,353	$(988,353)		$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/ or warrants) or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2017:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Contracts)	Rights and/or Warrants ($)
Climate Change Fund	—	—	—	—	438	*
Foreign Small Companies Fund	5,370,971	516,288	—	—	—
International Equity Fund	—	6,116,080	—	—	557,560
International Large/Mid Cap Equity Fund	—	721,260	—	—	10,267
International Small Companies Fund	835,571	16,158	—	—	—
Resources Fund	—	—	—	—	7,613
Risk Premium Fund	—	—	—	2,671	—
Tax-Managed International Equities Fund	—	757,499	—	—	3,493
U.S. Equity Allocation Fund	—	4,108,623	—	—	—

*	During the period ended August 31, 2017, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Foreign Small Companies Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Management Fee	0.60%(a)	0.60%(b)	0.50%	0.38%	0.60%(c)	0.33%	0.50%	0.45%	0.50%	0.31%

(a)	GMO has contractually agreed to reduce its annual management fee by 0.15% through June 30, 2018.
(b)	Prior to June 30, 2017, the management fee was 0.70%. For the period from May 1, 2017 through July 31, 2017, GMO waived its management fee.
(c)	For the period from May 1, 2017 through July 31, 2017, GMO waived its management fee.

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In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*
Foreign Small Companies Fund(a)		0.15%	0.10%
International Equity Fund	0.22%	0.15%	0.09%
International Large/Mid Cap Equity Fund		0.15%	0.09%		0.055%*
International Small Companies Fund(a)		0.15%
Quality Fund		0.15%	0.105%	0.085%	0.055%
Resources Fund		0.15%	0.10%	0.085%*	0.055%*
Risk Premium Fund		0.15%	0.10%*	0.085%*	0.055%
Tax-Managed International Equities Fund		0.15%
U.S. Equity Allocation Fund		0.15%	0.10%	0.085%	0.055%

*	Class is offered but has no shareholders as of August 31, 2017.
(a)	For the period from May 1, 2017 through July 31, 2017, GMO waived its shareholder service fees.

For each Fund, other than Climate Change Fund and Resources Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund and Resources Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For Climate Change Fund and Resources Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent the Fund(s)’ “Specified Operating Expense(s)” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2018 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

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The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2017 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Climate Change Fund	464	1
Foreign Small Companies Fund	9,347	920
International Equity Fund	66,909	5,904
International Large/Mid Cap Equity Fund	915	184
International Small Companies Fund	1,338	184
Quality Fund	101,097	8,380
Resources Fund	2,592	184
Risk Premium Fund	1,826	184
Tax-Managed International Equities Fund	1,312	184
U.S. Equity Allocation Fund	20,301	1,656

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2017 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Climate Change Fund	< 0.001%	0.000%	0.000%	< 0.001%
Foreign Small Companies Fund	< 0.001%	0.000%	0.000%	< 0.001%
International Equity Fund	< 0.001%	0.000%	0.000%	< 0.001%
International Large/Mid Cap Equity Fund	< 0.001%	0.000%	0.000%	< 0.001%
International Small Companies Fund	< 0.001%	0.000%	0.000%	< 0.001%
Quality Fund	< 0.001%	0.000%	0.000%	< 0.001%
Resources Fund	< 0.001%	0.000%	0.000%	< 0.001%
Risk Premium Fund	0.000%	0.000%	0.000%	0.000%
Tax-Managed International Equities Fund	< 0.001%	0.000%	0.000%	< 0.001%
U.S. Equity Allocation Fund	< 0.001%	0.000%	0.000%	< 0.001%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2017, the Funds did not engage in these transactions.

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6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2017 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	25,918,795	—	13,247,742
Foreign Small Companies Fund	—	410,316,489	—	435,296,432
International Equity Fund	—	1,748,968,542	—	2,740,431,532
International Large/Mid Cap Equity Fund	—	86,479,753	—	208,275,293
International Small Companies Fund	—	98,828,504	—	209,271,016
Quality Fund	—	1,451,622,173	—	2,702,423,822
Resources Fund	—	73,194,340	—	54,067,911
Risk Premium Fund	—	—	—	—
Tax-Managed International Equities Fund	—	43,734,421	—	65,573,925
U.S. Equity Allocation Fund	—	679,758,523	—	938,846,013

Cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the period ended August 31, 2017 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Foreign Small Companies Fund	—	$541,686,701

*	$503,881,179 of the redemptions in-kind were redeemed by affiliates.

For the period ended August 31, 2017, the Funds had the following net realized gains/(losses) attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Foreign Small Companies Fund	$92,227,938

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2017

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Climate Change Fund	3	95.85%	56.56%	—
Foreign Small Companies Fund	3	80.87%	< 0.01%	—

121

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Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
International Equity Fund	4	#	54.06%	0.16%	92.74%
International Large/Mid Cap Equity Fund	1		94.71%	—	—
International Small Companies Fund	2		88.09%	0.50%	—
Quality Fund	—		—	0.14%	18.26%
Resources Fund	1		74.96%	10.20%	6.02%
Risk Premium Fund	2	‡	97.38%	0.09%	99.61%
Tax-Managed International Equities Fund	3		42.81%	0.56%	—
U.S. Equity Allocation Fund	4	#	67.62%	0.03%	98.49%

#	Three of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2017 (Unaudited)				Year Ended February 28, 2017

	Shares		Amount		Shares	Amount
Climate Change Fund
Class III:*
Shares sold	625,989		$12,562,124

Net increase (decrease)	625,989		$12,562,124

Foreign Small Companies Fund
Class III:
Shares sold	—		$—		4,911,945	$70,841,467
Shares issued to shareholders in reinvestment of distributions	186,648		2,907,847		529,271	7,195,678
Shares repurchased	(8,492,457	)(a)	(132,743,073	)(a)	(12,753,958)	(181,381,778)
Purchase premiums	—		—		—	4,090
Redemption fees	—		118,703		—	328,256

Net increase (decrease)	(8,305,809)		$(129,716,523)		(7,312,742)	$(103,012,287)

Class IV:
Shares sold	4,401,411		$68,970,118		8,926	$123,290
Shares issued to shareholders in reinvestment of distributions	520,589		8,096,317		1,147,196	15,561,235
Shares repurchased	(34,566,801	)(b)	(537,175,844	)(b)	(8,423,117)	(118,607,509)
Purchase premiums	—		—		—	11,501
Redemption fees	—		177,607		—	832,379

Net increase (decrease)	(29,644,801)		$(459,931,802)		(7,266,995)	$(102,079,104)

122

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Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
International Equity Fund
Class II:
Shares sold	354,885	$8,016,159	394,169	$7,758,214
Shares issued to shareholders in reinvestment of distributions	1,041	22,791	53,704	1,036,907
Shares repurchased	(1,533)	(31,100)	(4,406,766)	(86,201,920)

Net increase (decrease)	354,393	$8,007,850	(3,958,893)	$(77,406,799)

Class III:
Shares sold	371,204	$8,168,083	3,202,195	$63,057,431
Shares issued to shareholders in reinvestment of distributions	134,117	2,970,682	1,458,230	28,472,050
Shares repurchased	(16,768,417)	(371,569,376)	(25,597,340)	(510,086,501)

Net increase (decrease)	(16,263,096)	$(360,430,611)	(20,936,915)	$(418,557,020)

Class IV:
Shares sold	5,422,956	$119,446,455	11,139,274	$215,725,536
Shares issued to shareholders in reinvestment of distributions	1,273,199	28,150,419	11,785,933	229,782,109
Shares repurchased	(39,703,467)	(869,359,026)	(158,196,157)	(3,158,978,555)

Net increase (decrease)	(33,007,312)	$(721,762,152)	(135,270,950)	$(2,713,470,910)

International Large/Mid Cap Equity Fund
Class III:
Shares sold	2,326	$62,030	411,984	$10,495,496
Shares issued to shareholders in reinvestment of distributions	5,096	136,671	253,763	6,161,168
Shares repurchased	(1,425,134)	(37,387,093)	(18,719,775)	(470,772,481)

Net increase (decrease)	(1,417,712)	$(37,188,392)	(18,054,028)	$(454,115,817)

Class IV:
Shares sold	25,357	$667,693	1,317,734	$33,127,702
Shares issued to shareholders in reinvestment of distributions	212,443	5,675,311	728,389	17,599,928
Shares repurchased	(3,319,055)	(89,000,000)	(23,672,201)	(600,482,249)

Net increase (decrease)	(3,081,255)	$(82,656,996)	(21,626,078)	$(549,754,619)

Class VI:‡
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	623,703	14,995,054
Shares repurchased	(23,527)	(616,556)	(12,536,597)	(300,320,271)

Net increase (decrease)	(23,527)	$(616,556)	(11,912,894)	$(285,325,217)

International Small Companies Fund
Class III:#
Shares sold	22,773	$497,592	725,241	$15,784,750
Shares issued to shareholders in reinvestment of distributions	199,529	4,287,301	284,728	5,807,368
Shares repurchased	(4,989,747)	(111,625,952)	(7,515,899)	(163,567,158)
Purchase premiums	—	2,408	—	65,250
Redemption fees	—	558,037	—	803,776

Net increase (decrease)	(4,767,445)	$(106,280,614)	(6,505,930)	$(141,106,014)

123

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August 31, 2017 (Unaudited)

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
Quality Fund
Class III:
Shares sold	4,742,298	$113,198,719	27,204,984	$577,084,371
Shares issued to shareholders in reinvestment of distributions	1,367,509	32,259,529	5,427,657	111,954,229
Shares repurchased	(25,614,298)	(589,663,380)	(78,926,958)	(1,636,659,609)

Net increase (decrease)	(19,504,491)	$(444,205,132)	(46,294,317)	$(947,621,009)

Class IV:
Shares sold	1,183,836	$27,407,370	23,563,655	$498,378,900
Shares issued to shareholders in reinvestment of distributions	465,647	10,998,593	2,065,342	42,641,190
Shares repurchased	(18,930,507)	(440,655,004)	(38,313,485)	(806,249,545)

Net increase (decrease)	(17,281,024)	$(402,249,041)	(12,684,488)	$(265,229,455)

Class V:
Shares sold	15,240,672	$355,202,519	9,463,322	$197,196,406
Shares issued to shareholders in reinvestment of distributions	205,161	4,843,841	717,958	14,824,416
Shares repurchased	(26,882,805)	(645,226,968)	(3,801,010)	(79,429,321)

Net increase (decrease)	(11,436,972)	$(285,180,608)	6,380,270	$132,591,501

Class VI:
Shares sold	26,382,432	$632,883,999	91,893,911	$1,913,611,617
Shares issued to shareholders in reinvestment of distributions	1,481,102	34,939,203	5,665,767	116,815,260
Shares repurchased	(31,725,443)	(747,228,039)	(36,449,428)	(770,551,459)

Net increase (decrease)	(3,861,909)	$(79,404,837)	61,110,250	$1,259,875,418

Resources Fund
Class III:
Shares sold	515	$9,072	570,839	$8,566,354
Shares issued to shareholders in reinvestment of distributions	25,280	414,599	32,759	537,264
Shares repurchased	(234,190)	(4,012,036)	(480,753)	(6,835,975)
Purchase premiums	—	6,179	—	2,754
Redemption fees	—	1,650	—	16,991

Net increase (decrease)	(208,395)	$(3,580,536)	122,845	$2,287,388

Class IV:
Shares sold	1,284,237	$21,421,598	169,620	$2,585,614
Shares issued to shareholders in reinvestment of distributions	259,747	4,246,864	315,651	5,118,000
Shares repurchased	(124,860)	(2,154,296)	(4,055,808)	(57,587,522)
Purchase premiums	—	58,306	—	29,756
Redemption fees	—	16,849	—	175,234

Net increase (decrease)	1,419,124	$23,589,321	(3,570,537)	$(49,678,918)

124

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Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares		Amount
Risk Premium Fund
Class III:#
Shares sold	—	$—	2,862		$85,653
Shares issued to shareholders in reinvestment of distributions	14,514	421,779	18,814		544,069
Shares repurchased	(65,778)	(1,906,884)	(105,987)		(3,151,044)
Purchase premiums	—	—	—		—
Redemption fees	—	1,092	—		6,093

Net increase (decrease)	(51,264)	$(1,484,013)	(84,311)		$(2,515,229)

Class VI:#
Shares sold	113	$3,580	390		$10,630
Shares issued to shareholders in reinvestment of distributions	386,148	11,283,251	437,685		12,713,932
Shares repurchased	(654,607)	(20,249,382)	(3,562,411)		(103,841,501)
Purchase premiums	—	5	—		16
Redemption fees	—	32,143	—		154,267

Net increase (decrease)	(268,346)	$(8,930,403)	(3,124,336)		$(90,962,656)

Tax-Managed International Equities Fund
Class III:
Shares sold	1,238	$18,052	51,654		$709,686
Shares issued to shareholders in reinvestment of distributions	26,523	413,235	226,091		3,089,352
Shares repurchased	(1,525,642)	(23,608,170)	(8,885,564)		(123,384,562)

Net increase (decrease)	(1,497,881)	$(23,176,883)	(8,607,819)		$(119,585,524)

U.S. Equity Allocation Fund
Class III:
Shares sold	106,308	$1,611,379	254,123		$3,737,099
Shares issued to shareholders in reinvestment of distributions	264,415	3,886,901	964,254		14,133,772
Shares repurchased	(3,815,402)	(57,087,595)	(8,083,310)		(120,400,300)

Net increase (decrease)	(3,444,679)	$(51,589,315)	(6,864,933)		$(102,529,429)

Class IV:
Shares sold	1,845,383	$27,954,243	353,391		$5,084,358
Shares issued to shareholders in reinvestment of distributions	139,529	2,051,081	482,865		7,017,672
Shares repurchased	(305,709)	(4,525,652)	(37,081,635	)(C)	(546,704,227	)(C)

Net increase (decrease)	1,679,203	$25,479,672	(36,245,379)		$(534,602,197)

Class V:
Shares sold	—	$—	11,302,431		$168,755,254
Shares issued to shareholders in reinvestment of distributions	491,158	7,190,554	1,125,283		16,496,645
Shares repurchased	(2,914,465)	(43,293,823)	(1,516,895)		(22,257,238)

Net increase (decrease)	(2,423,307)	$(36,103,269)	10,910,819		$162,994,661

Class VI:
Shares sold	2,929,046	$43,363,739	1,279,791		$19,202,615
Shares issued to shareholders in reinvestment of distributions	4,404,387	64,348,094	15,359,314		223,790,989
Shares repurchased	(16,719,759)	(248,173,265)	(198,687,826)		(2,929,999,235)

Net increase (decrease)	(9,386,326)	$(140,461,432)	(182,048,721)		$(2,687,005,631)

*	The period under the heading “Six Months Ended August 31, 2017” represents the period from April 5, 2017 (commencement of operations) through August 31, 2017.
‡	Class VI liquidated on March 29, 2017.
#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(a)	2,421,878 shares and $37,805,522 were redeemed in-kind.
(b)	32,418,183 shares and $503,881,179 were redeemed in-kind by affiliates.
(c)	10,797,603 shares and $153,780,220 were redeemed in-kind.

125

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Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2017 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$—	$12,901,051	$12,320,000	$3,050	$(2,363)	$13	$578,701

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$7,030,375	$80,359,083	$85,880,000	$69,083	$(4,527)	$2,788	$1,507,719

International Equity Fund
GMO U.S. Treasury Fund	$21,767,868	$501,500,000	$518,150,000	$124,616	$(5,265)	$—	$5,112,603

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$2,408,002	$56,360,000	$57,359,999	$6,700	$(11,029)	$(4)	$1,396,970

International Small Companies Fund
GMO U.S. Treasury Fund	$1,550,077	$63,890,000	$65,430,000	$11,334	$(5,127)	$620	$5,570

Quality Fund
GMO U.S. Treasury Fund	$240,449,520	$991,500,000	$1,011,000,000	$946,664	$(151,770)	$38,577	$220,836,327

Resources Fund
GMO U.S. Treasury Fund	$6,150,081	$17,300,000	$18,729,999	$15,132	$(2,752)	$(282)	$4,717,048

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$427,587	$9,390,000	$9,130,000	$4,558	$(567)	$272	$687,292

U.S. Equity Allocation Fund
GMO U.S. Treasury Fund	$11,180,107	$123,000,000	$123,850,000	$56,188	$3,935	$—	$10,334,042

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2017 through August 31, 2017. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2018.

126

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Board Review of Investment Management Agreements

August 31, 2017 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on March 9, 2017, the Trustees of GMO Trust (the “Trust”) approved the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an initial one-year term commencing March 9, 2017. At a meeting on June 7, 2017, the Trustees of the Trust approved the renewal of the Fund’s’ management agreement for a twelve-month period beginning on June 30, 2017 in order to align the Fund’s contract renewal cycle with that of the other series of the Trust (collectively, the “GMO funds”). In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other GMO funds.

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Because the Fund had commenced operations only during the previous month (on April 5, 2017), in considering performance the Trustees focused on the performance of the other GMO funds managed by the investment division that manages the Fund.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers determined by the Manager to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of other GMO equity funds and funds managed by other managers determined by the Manager to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

Since the Fund had only recently commenced operations, the Trustees were unable to review information regarding the Manager’s profitability with respect to the Fund. The Trustees did, however, review information prepared by the Manager regarding the Manager’s profitability with respect to the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the other GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

127

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Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for a year.

GMO Foreign Small Companies Fund

Approval of renewal of management agreement for GMO Foreign Small Companies Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees also considered that there had been a change in the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s

128

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

129

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Large/Mid Cap Equity Fund

Approval of renewal of management agreement for GMO International Large/Mid Cap Equity Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

130

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Small Companies Fund

Approval of renewal of management agreement for GMO International Small Companies Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

131

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees also considered that there had been a change in the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

132

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of

133

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management

134

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Risk Premium Fund

Approval of renewal of management agreement for GMO Risk Premium Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered

135

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

136

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

137

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

GMO U.S. Equity Allocation Fund

Approval of renewal of management agreement for GMO U.S. Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

138

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

139

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2017 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2017.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2017 through August 31, 2017.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Climate Change Fund
Class III(a)	$1,000.00	$1,142.00	$3.39	$1,000.00	$1,021.27	$3.97	0.78%
Foreign Small Companies Fund
Class III	$1,000.00	$1,122.00	$2.30	$1,000.00	$1,023.04	$2.19	0.43%
Class IV	$1,000.00	$1,122.60	$2.25	$1,000.00	$1,023.09	$2.14	0.42%
International Equity Fund
Class II	$1,000.00	$1,128.70	$3.86	$1,000.00	$1,021.58	$3.67	0.72%
Class III	$1,000.00	$1,129.40	$3.49	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$1,129.60	$3.17	$1,000.00	$1,022.23	$3.01	0.59%
International Large/Mid Cap Equity Fund
Class III	$1,000.00	$1,121.30	$3.15	$1,000.00	$1,022.23	$3.01	0.59%
Class IV	$1,000.00	$1,121.30	$3.32	$1,000.00	$1,022.08	$3.16	0.62%
International Small Companies Fund
Class III	$1,000.00	$1,126.50	$3.27	$1,000.00	$1,022.13	$3.11	0.61%
Quality Fund
Class III	$1,000.00	$1,107.90	$2.55	$1,000.00	$1,022.79	$2.45	0.48%
Class IV	$1,000.00	$1,108.30	$2.34	$1,000.00	$1,022.99	$2.24	0.44%
Class V	$1,000.00	$1,108.10	$2.23	$1,000.00	$1,023.09	$2.14	0.42%
Class VI	$1,000.00	$1,108.70	$2.07	$1,000.00	$1,023.24	$1.99	0.39%
Resources Fund
Class III	$1,000.00	$1,086.30	$4.05	$1,000.00	$1,021.32	$3.92	0.77%
Class IV	$1,000.00	$1,086.90	$3.79	$1,000.00	$1,021.58	$3.67	0.72%

140

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2017 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Risk Premium Fund
Class III	$1,000.00	$1,061.00	$3.12	$1,000.00	$1,022.18	$3.06	0.60%
Class VI	$1,000.00	$1,061.40	$2.65	$1,000.00	$1,022.64	$2.60	0.51%
Tax-Managed International Equities Fund
Class III	$1,000.00	$1,149.60	$3.68	$1,000.00	$1,021.78	$3.47	0.68%
U.S. Equity Allocation Fund
Class III	$1,000.00	$1,027.20	$2.35	$1,000.00	$1,022.89	$2.35	0.46%
Class IV	$1,000.00	$1,026.50	$2.09	$1,000.00	$1,023.14	$2.09	0.41%
Class V	$1,000.00	$1,027.10	$2.04	$1,000.00	$1,023.19	$2.04	0.40%
Class VI	$1,000.00	$1,027.30	$1.89	$1,000.00	$1,023.34	$1.89	0.37%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2017, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.
(a)	For the period April 5, 2017 (commencement of operations) through August 31, 2017, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2017, multiplied by the average account value over the period, multiplied by 148 days in the period, divided by 365 days in the year.

141

GMO Trust

Semi-Annual Report

August 31, 2017

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Taiwan Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	73.7%
Investment Funds	16.9
Mutual Funds	2.8
Preferred Stocks	2.6
Fully Funded Total Return Swaps	1.5
Short-Term Investments	0.9
Rights/Warrants	0.4
Futures Contracts	0.2
Forward Currency Contracts	0.1
Other	0.9

100.0%

Country Summary¤	% of Investments
China	29.9%
United States	18.2	*
India	11.1
Taiwan	9.8
Brazil	6.8
Philippines	5.4
United Kingdom	4.3	*
Indonesia	3.1
Russia	2.1
South Africa	2.0
Vietnam	1.4
Thailand	1.3
South Korea	1.2
Belgium	0.8	*
Peru	0.7
Mexico	0.6
Greece	0.5
Qatar	0.3
Malaysia	0.3
Turkey	0.2

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	26.7%
Software & Services	14.4
Food, Beverage & Tobacco	13.3
Consumer Durables & Apparel	5.9
Capital Goods	5.3
Food & Staples Retailing	4.7
Consumer Services	4.2
Diversified Financials	4.1
Energy	3.4
Insurance	2.4
Household & Personal Products	2.4
Media	2.2
Materials	2.2
Real Estate	2.2
Telecommunication Services	1.9
Transportation	1.7
Utilities	1.2
Retailing	0.7
Commercial & Professional Services	0.4
Pharmaceuticals, Biotechnology & Life Sciences	0.4
Automobiles & Components	0.3

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

1

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 73.7%

	Belgium — 0.7%
144,000	Anheuser-Busch InBev SA/NV Sponsored ADR	17,045,280

	Brazil — 2.1%
2,700,300	Banco BTG Pactual SA *	14,016,838
2,700,300	BTG Pactual Participations Ltd. *	343,129
5,332,821	LPS Brasil Consultoria de Imoveis SA *	8,047,048
8,121,300	Rumo SA *	26,650,898

	Total Brazil	49,057,913

	China — 27.2%
686,900	Alibaba Group Holding Ltd Sponsored ADR *	117,968,206
2,453,000	Anhui Conch Cement Co Ltd – Class H	9,179,149
27,202,000	China Construction Bank Corp – Class H	23,932,487
13,400,000	China Life Insurance Co Ltd – Class H	43,144,568
195,742	China Lodging Group Ltd Sponsored ADR *	22,218,674
21,163,000	China Merchants Bank Co Ltd – Class H	80,007,763
672,131	Dong-E-E-Jiao Co Ltd	6,360,243
2,517,452	Gree Electric Appliances Inc of Zhuhai – Class A	14,771,773
12,140,000	Greentown Service Group Co Ltd	7,439,959
2,788,243	Hangzhou Robam Appliances Co Ltd – Class A	16,606,850
318,043	Jiangsu Yanghe Brewery Joint-Stock Co Ltd – Class A	4,313,352
528,894	Kweichow Moutai Co Ltd – Class A	39,406,673
4,322,393	Midea Group Co Ltd – Class A	26,907,150
52,200	NetEase Inc ADR	14,398,848
149,400	New Oriental Education & Technology Group Inc Sponsored ADR *	12,213,450
4,765,000	Qingdao Haier Co Ltd – Class A	10,146,651
1,142,586	TAL Education Group ADR	34,768,892
2,446,500	Tencent Holdings Ltd	102,947,925
71,000	Weibo Corp Sponsored ADR *	7,178,100
22,552,500	WH Group Ltd	23,638,314
2,715,770	Zhejiang Supor Cookware Co Ltd – Class A	15,424,183

	Total China	632,973,210

	Greece — 0.5%
4,831,961	Alpha Bank AE *	12,258,473

	India — 16.9%
712,786	Asian Granito India Ltd	5,124,350
539,619	Avenue Supermarts Ltd *	8,813,492
2,154,058	Berger Paints India Ltd	8,293,626

Shares	Description	Value ($)
	India — continued
1,688,387	Bls International Ltd	5,899,901
1,488,219	CCL Products India Ltd (a)	7,151,163
1,178,365	CMI Ltd * (b)	3,694,374
339,751	Dixon Technologies India Ltd. * (c)	9,385,820
989,140	Dollar Industries Ltd	7,383,010
3,353,427	Edelweiss Financial Services Ltd	13,085,371
23,761	Eicher Motors Ltd	11,722,434
1,262,319	Gateway Distriparks Ltd	4,364,428
10,683,040	Gayatri Projects Ltd (b)	29,790,740
647,882	HDFC Bank Ltd (a)	18,066,361
349,457	Housing Development Finance Corp Ltd – Class A	9,733,132
3,043,956	ICICI Bank Ltd	14,286,611
2,231,017	Indiabulls Real Estate Ltd *	8,222,071
1,073,019	Indraprastha Gas Ltd	21,389,287
423,320	IndusInd Bank Ltd	10,992,909
5,171,765	Jain Irrigation Systems Ltd	7,983,094
21,160,417	Jaiprakash Associates Ltd *	7,896,096
3,068,905	Kotak Mahindra Bank Ltd	46,963,567
1,364,381	LIC Housing Finance Ltd	14,415,995
4,245,830	Muthoot Finance Ltd	31,812,587
785,260	Navin Fluorine International Ltd	8,111,091
7,987,944	Petronet LNG Ltd	28,164,222
1,551,471	Sangam India Ltd	5,885,032
1,465,907	Sun TV Network Ltd	16,004,072
2,642,674	Techno Electric & Engineering Co Ltd *	15,008,361
286,335	V-Mart Retail Ltd	6,357,306
813,633	Vakrangee Ltd	6,509,216

	Total India	392,509,719

	Indonesia — 3.0%
17,531,600	Bank Central Asia Tbk PT	24,904,284
12,898,800	Bank Rakyat Indonesia Persero Tbk PT	14,663,991
57,133,700	Malindo Feedmill Tbk PT	3,962,654
75,884,514	Telekomunikasi Indonesia Persero Tbk PT	26,768,877

	Total Indonesia	70,299,806

	Malaysia — 0.3%
4,386,600	Genting Malaysia Berhad	6,051,603

	Mexico — 0.6%
13,678,000	Cemex SAB de CV CPO *	12,768,199

	Peru — 0.7%
82,500	Credicorp Ltd	16,734,300

2	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Philippines — 5.2%
7,947,222	BDO Unibank Inc	19,770,087
21,104,800	Century Pacific Food Inc	7,131,348
9,586,336	Concepcion Industrial Corp	12,011,261
3,105,480	Philippine Seven Corp	10,271,828
26,953,400	Puregold Price Club Inc	25,314,434
4,832,670	Rizal Commercial Banking Corp	4,851,634
10,546,070	Robinsons Retail Holdings Inc	18,714,542
6,965,342	Semirara Mining & Power Corp	23,630,671

	Total Philippines	121,695,805

	Qatar — 0.3%
1,638,316	Qatar Gas Transport Co Ltd Nakilat	7,671,857

	Russia — 2.1%
1,551,269	LSR Group PJSC GDR (Registered)	4,416,346
48,585	Magnit PJSC Sponsored GDR (Registered Shares)	2,030,367
1,548,416	Sberbank of Russia PJSC Sponsored ADR	21,198,806
608,719	Sollers PJSC *	5,655,678
369,546	X5 Retail Group NV GDR (Registered) *	15,082,205

	Total Russia	48,383,402

	South Africa — 2.0%
496,540	Capitec Bank Holdings Ltd	34,395,467
51,803	Naspers Ltd – N Shares	11,734,885

	Total South Africa	46,130,352

	South Korea — 1.2%
34,858	BGF retail Co Ltd	2,822,489
84,589	Coway Co Ltd	7,425,826
179,520	KB Financial Group Inc	8,832,132
194,819	Shinhan Financial Group Co Ltd	8,983,270

	Total South Korea	28,063,717

	Taiwan — 2.0%
23,838,498	E.Sun Financial Holding Co Ltd	14,715,403
8,869,946	Fubon Financial Holding Co Ltd	14,291,258
7,713,000	Uni-President Enterprises Corp	16,434,367

	Total Taiwan	45,441,028

	Thailand — 3.0%
19,795,800	Charoen Pokphand Foods Pcl (Foreign Registered)	16,262,956
16,346,075	LPN Development Pcl (Foreign Registered)	5,321,792
12,834,600	Major Cineplex Group Pcl (Foreign Registered)	11,610,546
169,864,900	Quality Houses Pcl (Foreign Registered)	12,288,735
9,862,900	Thai Vegetable Oil Pcl (Foreign Registered)	8,464,301

Shares	Description	Value ($)
	Thailand — continued
7,174,100	Tisco Financial Group Pcl (Foreign Registered)	16,168,747

	Total Thailand	70,117,077

	Turkey — 0.3%
2,131,265	Dogus Otomotiv Servis ve Ticaret AS *	5,594,282

	United Kingdom — 4.2%
879,202	British American Tobacco Plc	54,849,133
725,916	Unilever Plc	42,353,309

	Total United Kingdom	97,202,442

	Vietnam — 1.4%
2,930,975	Bank for Foreign Trade of Vietnam JSC	4,788,723
4,159,711	Vietnam Dairy Products JSC	27,165,925

	Total Vietnam	31,954,648

	TOTAL COMMON STOCKS (COST $1,403,710,787)	1,711,953,113

	PREFERRED STOCKS — 2.6%

	Brazil — 2.6%
4,069,400	Itau Unibanco Holding SA, 0.42%	52,162,679
487,900	Telefonica Brasil SA, 2.32%	7,569,940

	Total Brazil	59,732,619

	TOTAL PREFERRED STOCKS (COST $49,938,424)	59,732,619

	INVESTMENT FUNDS — 16.9%

	Brazil — 1.9%
1,120,400	iShares MSCI Brazil Capped ETF	44,816,000

	India — 0.4%
5,820,000	IRB InvIT Fund	8,816,680

	Taiwan — 7.5%
4,686,900	iShares MSCI Taiwan Capped ETF	175,665,012

	Thailand — 2.4%
4,298,973	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust (Foreign Registered)	1,216,996
51,564,800	TICON Industrial Growth Leasehold Property Fund (b)	15,450,091
90,813,092	Digital Telecommunication Infrastructure Fund	39,134,237

	Total Thailand	55,801,324

	United States — 4.7%
2,415,565	iShares MSCI Emerging Markets ETF	108,289,779

	TOTAL INVESTMENT FUNDS (COST $377,564,531)	393,388,795

See accompanying notes to the financial statements.	3

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Notional Amount / Shares	Description	Value ($)
	RIGHTS/WARRANTS — 0.5%

	China — 0.5%
767,900	Jiangsu Yanghe Brewery Joint Stock Co Ltd Warrants, Expires 05/14/18 *	10,400,622

	TOTAL RIGHTS/WARRANTS (COST $7,979,008)	10,400,622

	MUTUAL FUNDS — 2.8%

	United States — 2.8%
	Affiliated Issuers — 2.8%
2,645,322	GMO U.S. Treasury Fund	66,106,591

	TOTAL MUTUAL FUNDS (COST $66,106,591)	66,106,591

	FULLY FUNDED TOTAL RETURN SWAPS — 1.5%

	China — 1.5%
17,567,876	Total Return on Wuliangye Yibin Co Ltd, Expires 4/9/2018. Premiums Paid/(Received): $17,567,875. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $6,109,531 (OTC) (CP-GS)	23,677,406
1,847,880	Total Return on Zhejiang Supor Cookware Co Ltd, Expires 10/19/2017.Premiums Paid/(Received): $1,847,880. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $557,631 (OTC) (CP-GS)	2,405,511
498,763	Total Return on Zhejiang Supor Cookware Co Ltd, Expires 10/19/2017.Premiums Paid/(Received): $498,763. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $158,032 (OTC) (CP-GS)	656,795
1,299,140	Total Return on Zhejiang Supor Cookware Co Ltd, Expires 11/14/2017.Premiums Paid/(Received): $1,299,140. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $541,333 (OTC) (CP-GS)	1,840,473
346,799	Total Return on Zhejiang Supor Cookware Co Ltd, Expires 11/14/2017.Premiums Paid/(Received): $346,799. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $134,165 (OTC) (CP-GS)	480,964
358,754	Total Return on Zhejiang Supor Cookware Co Ltd, Expires 11/14/2017.Premiums Paid/(Received): $358,754. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $158,602 (OTC) (CP-GS)	517,356

Notional Amount / Shares / Par Value†	Description	Value ($)
	China — continued
1,534,862	Total Return on Zhejiang Supor Cookware Co Ltd, Expires 11/27/2017.Premiums Paid/(Received): $1,534,862. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $632,940 (OTC) (CP-GS)	2,167,802
770,474	Total Return on Zhejiang Supor Cookware Co Ltd, Expires 11/27/2017.Premiums Paid/(Received): $770,474. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $307,501 (OTC) (CP-GS)	1,077,975
1,610,563	Total Return on Zhejiang Supor Cookware Co Ltd, Expires 11/27/2017.Premiums Paid/(Received): $1,610,563. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $586,027 (OTC) (CP-GS)	2,196,590

	Total China	35,020,872

	TOTAL FULLY FUNDED TOTAL RETURN SWAPS (COST $25,835,110)	35,020,872

	SHORT-TERM INVESTMENTS — 0.9%

	Time Deposit — 0.0%
768,953	Barclays (London) Time Deposit, 0.87%, due 09/01/17	768,953

	Total Time Deposits	768,953

	U.S. Government — 0.9%
1,840,000	U.S. Treasury Bill, 1.08%, due 10/05/17 (d) (e)	1,838,088
2,000,000	U.S. Treasury Bill, 0.97%, due 11/24/17 (d) (e)	1,995,514
4,000,000	U.S. Treasury Bill, 0.98%, due 12/07/17 (e)	3,989,480
5,000,000	U.S. Treasury Bill, 1.05%, due 01/04/18 (d) (e)	4,982,010
2,000,000	U.S. Treasury Bill, 0.77%, due 09/07/17 (d) (e)	1,999,703
5,000,000	U.S. Treasury Bill, 1.07%, due 02/15/18 (d) (e)	4,975,472

	Total U.S. Government	19,780,267

	TOTAL SHORT-TERM INVESTMENTS (COST $20,546,004)	20,549,220

	TOTAL INVESTMENTS — 98.9% (Cost $1,951,680,455)	2,297,151,832
	Other Assets and Liabilities (net) — 1.1%	26,586,226

	TOTAL NET ASSETS — 100.0%	$2,323,738,058

4	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost ($)	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2017
Dixon Technologies India Ltd.	8/04/2017	9,417,811	0.40%	$9,385,820

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/08/2018	MSCI	PHP	1,979,635,372	USD	39,251,222	$1,433,430

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
4,376	Mini MSCI Emerging Markets	September 2017	$237,660,560	$8,088,586

Sales
15,342	SET 50	September 2017	$95,689,631	$(3,665,598)
7,578	SGX CNX Nifty Index 50	September 2017	150,829,600	(263,734)

			$246,519,231	$(3,929,332)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Affiliated company (Note 10).

(c)	Private placement securities are restricted as to resale.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 18.

See accompanying notes to the financial statements.	5

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	93.7%
Preferred Stocks	2.8
Investment Funds	1.3
Mutual Funds	1.3
Futures Contracts	0.3
Short-Term Investments	0.1
Fully Funded Total Return Swaps	0.0	^
Swap Contracts	(0.0	)^
Other	0.5

	100.0%

Country Summary¤	% of Investments
Taiwan	21.8%
China	20.6
South Korea	15.3
India	10.8
United States	7.5
Thailand	5.5
Turkey	4.8
Russia	3.4
Brazil	3.4
South Africa	1.2
Greece	1.2
Indonesia	0.7
Philippines	0.7
Mexico	0.6
Qatar	0.5
Chile	0.4
United Kingdom	0.4	*
United Arab Emirates	0.4
Czech Republic	0.3
Malaysia	0.2
Vietnam	0.1
Peru	0.1
Belgium	0.1	*
Sri Lanka	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	20.4%
Technology Hardware & Equipment	14.6
Telecommunication Services	10.4
Software & Services	6.8
Semiconductors & Semiconductor Equipment	5.4
Materials	4.9
Automobiles & Components	4.6
Capital Goods	4.1
Real Estate	4.1
Diversified Financials	3.9
Food, Beverage & Tobacco	3.5
Insurance	3.3
Utilities	2.7
Consumer Durables & Apparel	2.2
Energy	2.1
Consumer Services	1.6
Transportation	1.4
Retailing	1.3
Media	0.7
Food & Staples Retailing	0.6
Household & Personal Products	0.6
Pharmaceuticals, Biotechnology & Life Sciences	0.4
Health Care Equipment & Services	0.3
Commercial & Professional Services	0.1

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

6

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.7%

	Belgium — 0.1%
28,700	Anheuser-Busch InBev SA/NV Sponsored ADR	3,397,219

	Brazil — 2.6%
4,160,873	AES Tiete Energia SA	18,703,672
2,454,876	Banco BTG Pactual SA	12,742,880
715,900	BB Seguridade Participacoes SA	6,304,223
2,211,776	BTG Pactual Participations Ltd *	281,052
81,100	Cia de Saneamento Basico do Estado de Sao Paulo ADR	826,409
886,300	Cia Hering	7,602,046
1,843,123	EDP – Energias do Brasil SA	8,923,295
2,191,600	Engie Brasil Energia SA	25,133,586
464,471	Grendene SA	4,019,311
1,761,200	LPS Brasil Consultoria de Imoveis SA *	2,657,592
650,600	Multiplus SA	7,752,595
145,300	Porto Seguro SA	1,604,007
10,350,200	Rumo SA *	33,965,267
1,013,151	Transmissora Alianca de Energia Eletrica SA	7,241,736
144,100	WEG SA	936,603

	Total Brazil	138,694,274

	Chile — 0.4%
10,194,118	Enel Americas SA	2,208,167
634,500	Enel Americas SA ADR	6,814,530
47,725,697	Enel Chile SA	5,649,848
1,752,159	Inversiones Aguas Metropolitanas SA	3,151,958
183,555	Inversiones La Construccion SA	2,660,345
1,187,915	Vina Concha y Toro SA	2,029,011

	Total Chile	22,513,859

	China — 21.6%
50,300	51job Inc ADR *	2,987,820
117,527,290	Agricultural Bank of China Ltd – Class H	55,445,863
4,552,057	Aier Eye Hospital Group Co Ltd – Class A	16,111,549
343,072	Alibaba Group Holding Ltd Sponsored ADR *	58,919,185
608,500	Anhui Conch Cement Co Ltd – Class H	2,277,013
1,604,000	Anhui Expressway Co Ltd – Class H	1,215,615
93,800	Baidu Inc Sponsored ADR *	21,391,090
111,059,682	Bank of China Ltd – Class H	58,692,872
1,594,000	Baoye Group Co Ltd – Class H *	1,164,398
339,100	Changyou.com Ltd ADR *	13,570,782
40,492,560	China Communications Services Corp Ltd – Class H	21,976,551
202,221,106	China Construction Bank Corp – Class H	177,915,373

Shares	Description	Value ($)
	China — continued
2,795,468	China International Travel Service Corp Ltd – Class A	12,716,876
2,330,500	China Lesso Group Holdings Ltd	1,677,214
3,014,000	China Life Insurance Co Ltd – Class H	9,704,308
44,100	China Lodging Group Ltd Sponsored ADR *	5,005,791
28,498,000	China Machinery Engineering Corp – Class H	18,714,775
4,773,000	China Merchants Bank Co Ltd – Class H	18,044,561
16,348,737	China Mobile Ltd	173,505,635
669,100	China Mobile Ltd Sponsored ADR	35,515,828
1,459,880	CKH Food & Health Ltd *	1,588,496
4,193,500	Dali Foods Group Co Ltd	2,791,784
151,500	Dong-E-E-Jiao Co Ltd – Class A	1,433,615
584,400	Gree Electric Appliances Inc of Zhuhai – Class A	3,429,112
2,730,000	Greentown Service Group Co Ltd	1,673,071
5,010,000	Guangdong Investment Ltd	7,409,257
1,783,200	Haitian International Holdings Ltd	5,364,826
238,160	Hangzhou Robam Appliances Co Ltd – Class A	1,418,487
1,235,637	Hangzhou Robam Appliances Co Ltd – Class A	7,355,532
5,779,500	Harbin Electric Co Ltd – Class H	2,950,516
10,248,000	Hua Han Health Industry Holdings Ltd * (a)	680,952
15,251,000	Huabao International Holdings Ltd	9,320,687
128,322,947	Industrial & Commercial Bank of China Ltd – Class H	96,431,200
13,542,000	Jiangnan Group Ltd	918,551
4,140,000	Jiangsu Expressway Co Ltd – Class H	6,355,256
33,049	Jiangsu Yanghe Brewery Joint-Stock Co Ltd – Class A	448,216
226,800	Jiangsu Yanghe Brewery Joint-Stock Co Ltd – Class A	3,074,937
1,217,500	Kingboard Chemical Holdings Ltd	6,655,276
130,131	Kweichow Moutai Co Ltd – Class A	9,695,761
179,603	Kweichow Moutai Co Ltd – Class A	13,376,126
998,007	Midea Group Co Ltd – Class A	6,212,652
1,534,955	Midea Group Co Ltd – Class A	9,548,266
58,400	NetEase Inc ADR	16,109,056
33,700	New Oriental Education & Technology Group Inc Sponsored ADR *	2,754,975
24,542,000	PICC Property & Casualty Co Ltd – Class H	46,235,632
1,045,542	Qingdao Haier Co Ltd – Class A	2,226,390
4,126,400	Qingling Motors Co Ltd – Class H	1,324,788
2,927,665	SAIC Motor Corp Ltd – Class A	13,218,515
2,006,000	Shenzhen Expressway Co Ltd – Class H	1,960,581

See accompanying notes to the financial statements.	7

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	China — continued
14,495,000	Sinopec Engineering Group Co Ltd – Class H	13,082,832
257,236	TAL Education Group ADR	7,827,692
1,546,865	Tencent Holdings Ltd	65,091,576
33,815,000	Want Want China Holdings Ltd	22,393,980
16,000	Weibo Corp Sponsored ADR *	1,617,600
5,074,468	WH Group Ltd	5,318,784
672,729	Wuliangye Yibin Co Ltd – Class A	5,664,340
9,284,000	Xtep International Holdings Ltd	3,302,240
3,014,000	Yadea Group Holdings Ltd	743,771
2,418,200	Yangzijiang Shipbuilding Holdings Ltd	2,672,645
10,926,000	Zhejiang Expressway Co Ltd – Class H	13,676,045
181,834	Zhejiang Supor Cookware Co Ltd – Class A	1,032,724
1,591,945	Zhejiang Supor Cookware Co Ltd – Class A	9,036,370

	Total China	1,139,976,211

	Czech Republic — 0.4%
3,825,980	Moneta Money Bank AS	13,415,611
8,115	Philip Morris CR AS	5,755,426

	Total Czech Republic	19,171,037

	Greece — 1.2%
11,554,965	Alpha Bank AE *	29,314,438
10,341,896	Eurobank Ergasias SA *	11,162,021
35,399,812	National Bank of Greece SA *	14,345,753
1,785,886	Piraeus Bank SA *	10,010,262

	Total Greece	64,832,474

	India — 11.3%
180,692	Asian Granito India Ltd	1,299,028
1,104,535	Asian Paints Ltd	20,258,161
1,422,392	Aurobindo Pharma Ltd	16,178,694
124,934	Avenue Supermarts Ltd *	2,040,523
500,213	Berger Paints India Ltd	1,925,937
380,493	BLS International Services Ltd	1,329,595
378,049	CCL Products India Ltd (b)	1,816,594
293,346	CMI Ltd *	919,689
387,642	Coal India Ltd	1,445,022
230,645	Dollar Industries Ltd	1,721,550
825,501	Edelweiss Financial Services Ltd	3,221,179
5,329	Eicher Motors Ltd	2,629,050
303,837	Gateway Distriparks Ltd	1,050,507
16,772,852	Gayatri Projects Ltd (c)	46,772,798
434,453	HCL Technologies Ltd	5,812,105
3,733,123	HDFC Bank Ltd (b)	104,099,123
13,700	HDFC Bank Ltd ADR	1,334,791
495,281	Hero MotoCorp Ltd	30,924,184

Shares	Description	Value ($)
	India — continued
964,083	Hindustan Unilever Ltd	18,342,767
102,642	Hindustan Zinc Ltd	486,882
78,370	Housing Development Finance Corp Ltd – Class A	2,182,774
4,729,534	ICICI Bank Ltd	22,197,762
500,846	Indiabulls Real Estate Ltd *	1,845,791
265,320	Indraprastha Gas Ltd	5,288,821
98,008	IndusInd Bank Ltd	2,545,103
378,414	Infosys Ltd	5,415,839
4,451,400	Infosys Ltd Sponsored ADR	66,771,000
3,022,460	Jai Balaji Industries Ltd *	520,575
1,197,819	Jain Irrigation Systems Ltd	1,848,944
4,745,506	Jaiprakash Associates Ltd *	1,770,805
1,754,682	Kiri Industries Ltd * (c)	10,109,021
2,519,419	Kotak Mahindra Bank Ltd	38,554,762
2,778,213	KPIT Technologies Ltd	5,071,190
307,298	LIC Housing Finance Ltd	3,246,898
55,776	Mahanagar Gas Ltd	909,769
192,935	Mindtree Ltd	1,387,155
437,236	Mphasis Ltd	4,161,906
956,562	Muthoot Finance Ltd	7,167,200
176,595	Navin Fluorine International Ltd	1,824,081
685,715	NIIT Technologies Ltd *	5,340,326
1,916,924	NMDC Ltd	3,801,634
2,017,376	Petronet LNG Ltd	7,112,947
397,750	Power Grid Corp of India Ltd	1,361,008
532,104	Sangam India Ltd	2,018,374
1,010,897	Sun TV Network Ltd	11,036,490
1,092,564	Tata Consultancy Services Ltd	42,729,233
989,788	Tech Mahindra Ltd	6,622,905
598,416	Techno Electric & Engineering Co Ltd *	3,398,544
280,103	UltraTech Cement Ltd	17,564,647
64,136	V-Mart Retail Ltd	1,423,969
183,393	Vakrangee Ltd	1,467,178
2,586,470	Wipro Ltd	12,054,576
637,100	Wipro Ltd ADR	3,784,374
121,900	WNS Holdings Ltd ADR *	4,266,500
802,397	Yes Bank Ltd	22,069,685

	Total India	592,479,965

	Indonesia — 0.8%
52,639,500	Bakrie Telecom Tbk PT *	43,399
3,943,400	Bank Central Asia Tbk PT	5,601,745
77,200,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	4,116,539
4,054,300	Bank Rakyat Indonesia Persero Tbk PT	4,609,128
6,454,891	Indo Tambangraya Megah Tbk PT	9,420,889
3,196,300	Indofood Sukses Makmur Tbk PT	2,010,420
12,104,500	Malindo Feedmill Tbk PT	839,539

8	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
221,029,000	Panin Financial Tbk PT *	4,116,346
18,238,341	Telekomunikasi Indonesia Persero Tbk PT	6,433,722
63,700	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	2,249,884

	Total Indonesia	39,441,611

	Malaysia — 0.2%
6,881,800	Berjaya Sports Toto Berhad	3,626,413
1,483,046	Genting Malaysia Berhad	2,045,959
5,699,388	KSL Holdings Berhad *	1,656,231
1,968,900	Lafarge Malaysia Berhad	2,500,548
2,875,567	UOA Development Berhad	1,749,793

	Total Malaysia	11,578,944

	Mexico — 0.7%
6,435,424	Cemex SAB de CV CPO *	6,007,367
3,117,848	Cemex SAB de CV Sponsored ADR *	29,027,165

	Total Mexico	35,034,532

	Peru — 0.1%
18,600	Credicorp Ltd	3,772,824

	Philippines — 0.7%
1,781,924	BDO Unibank Inc	4,432,844
4,697,400	Century Pacific Food Inc	1,587,259
3,020,358	Concepcion Industrial Corp	3,784,377
3,884,477	First Gen Corp	1,277,475
668,290	Manila Electric Co	3,539,056
6,524,400	Manila Water Co Inc	3,951,050
743,420	Philippine Seven Corp	2,458,970
6,492,288	Puregold Price Club Inc	6,097,509
1,118,870	Rizal Commercial Banking Corp	1,123,261
2,348,560	Robinsons Retail Holdings Inc	4,167,640
1,567,745	Semirara Mining & Power Corp	5,318,743

	Total Philippines	37,738,184

	Qatar — 0.5%
61,557	Al Meera Consumer Goods Co QSC	2,536,088
301,957	Barwa Real Estate Co	2,627,745
308,977	Doha Bank QSC	2,563,722
63,297	Industries Qatar QSC	1,586,964
145,305	Masraf Al Rayan QSC	1,523,636
46,680	Qatar Electricity & Water Co QSC	2,381,586
362,969	Qatar Gas Transport Co Ltd Nakilat	1,699,700
88,205	Qatar International Islamic Bank QSC	1,328,295
30,076	Qatar Islamic Bank SAQ	767,488
207,644	Qatar National Bank QPSC	7,467,035
169,034	Qatar Navigation QSC	2,966,718

Shares	Description	Value ($)
	Qatar — continued
170,064	United Development Co QSC	709,352

	Total Qatar	28,158,329

	Russia — 3.5%
203,300	Aeroflot PJSC	672,564
2,490,802	Gazprom PJSC Sponsored ADR	9,953,479
463,978	Globaltrans Investment Plc Sponsored GDR (Registered)	4,710,668
350,019	LSR Group PJSC GDR (Registered)	996,478
301,555	LUKOIL PJSC Sponsored ADR	15,183,881
390,407	M.Video PJSC *	2,826,085
11,041	Magnit PJSC Sponsored GDR (Registered)	461,403
1,726,499	MegaFon PJSC GDR (Registered)	17,083,849
7,176,615	Mobile TeleSystems PJSC Sponsored ADR	71,694,384
1,511,167	Moscow Exchange MICEX-RTS PJSC	2,746,654
19,726	Novatek PJSC Sponsored GDR (Registered)	2,086,884
8,466,135	Rostelecom PJSC	9,785,483
12,897	Rostelecom PJSC Sponsored ADR	89,798
1,070,832	Sberbank of Russia PJSC Sponsored ADR	14,660,376
137,347	Sollers PJSC *	1,276,107
6,042,705	Surgutneftegas OJSC Sponsored ADR	27,669,111
32,287	Tatneft PJSC Sponsored ADR	1,290,766
83,382	X5 Retail Group NV GDR (Registered) *	3,403,053

	Total Russia	186,591,023

	South Africa — 1.3%
463,138	AECI Ltd	3,811,746
1,323,189	Barloworld Ltd	13,078,249
111,469	Capitec Bank Holdings Ltd	7,721,489
277,838	DataTec Ltd	1,209,052
2,102,430	FirstRand Ltd	8,987,430
1,232,093	Lewis Group Ltd	3,026,946
13,879	Mondi Ltd	378,924
5,060,425	Murray & Roberts Holdings Ltd	5,932,172
11,665	Naspers Ltd – N Shares	2,642,461
118,800	Net 1 UEPS Technologies Inc *	1,108,404
92,673	RMB Holdings Ltd	473,498
59,181	Truworths International Ltd	377,588
1,859,728	Tsogo Sun Holdings Ltd	3,121,923
1,281,855	Wilson Bayly Holmes-Ovcon Ltd	13,699,973

	Total South Africa	65,569,855

	South Korea — 13.8%
7,919	BGF retail Co Ltd	641,210
1,749,288	BNK Financial Group Inc	15,313,346
92,060	Cheil Worldwide Inc	1,553,031

See accompanying notes to the financial statements.	9

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
24,130	CJ O Shopping Co Ltd	4,581,620
5,762	Com2uSCorp	557,973
18,999	Coway Co Ltd	1,667,868
11,934	Cuckoo Electronics Co Ltd	1,420,724
335,265	Daou Data Corp	3,548,156
896,793	Daou Technology Inc	15,726,608
57,812	Dong Ah Tire & Rubber Co Ltd	1,298,925
409,298	Dongbu Insurance Co Ltd	27,317,635
75,675	Dongsuh Cos Inc	1,780,628
1,161,294	Dongwon Development Co Ltd	5,461,588
1,297,181	Grand Korea Leisure Co Ltd	26,603,888
96,544	GS Home Shopping Inc	18,893,939
62,908	GS Retail Co Ltd	2,253,055
39,570	Hana Financial Group Inc	1,720,892
5,428	Hana Tour Service Inc	409,920
261,176	Hankook Tire Co Ltd	13,698,124
856,132	Hankook Tire Worldwide Co Ltd	16,199,052
321,279	Hanon Systems	3,301,785
89,928	Hansol Paper Co Ltd	1,456,994
238,996	Hanwha Life Insurance Co Ltd	1,553,220
23,613	Hyundai Engineering & Construction Co Ltd	853,624
159,112	Hyundai Home Shopping Network Corp	19,423,004
429,331	Hyundai Hy Communications & Network Co Ltd	1,553,862
548,372	Hyundai Marine & Fire Insurance Co Ltd	22,521,551
362,942	Hyundai Mobis Co Ltd	76,049,923
48,197	Hyundai Wia Corp	2,998,744
105,149	Innocean Worldwide Inc	6,691,865
572,177	Kangwon Land Inc	17,521,207
337,538	KB Financial Group Inc	16,606,395
23,301	KEPCO Plant Service & Engineering Co Ltd	946,774
1,620,779	Kia Motors Corp	51,043,095
71,741	KISCO Corp	2,663,827
20,426	KIWOOM Securities Co Ltd	1,464,475
657,177	Korea Asset In Trust Co Ltd	5,413,801
24,678	Korea Investment Holdings Co Ltd	1,441,153
760,242	Korea Real Estate Investment & Trust Co Ltd	2,291,480
23,306	Korea Zinc Co Ltd	10,672,051
228,490	Korean Reinsurance Co	2,523,649
274,241	KT Skylife Co Ltd	3,920,070
392,416	KT&G Corp	39,895,193
221,624	Kyobo Securities Co Ltd	1,914,572
310,533	LF Corp	8,022,334
93,500	LOTTE Himart Co Ltd	5,679,533
148,248	Maeil Holdings Co Ltd	2,914,916
264,712	Meritz Financial Group Inc	3,937,815
322,568	Meritz Fire & Marine Insurance Co Ltd	7,246,689

Shares	Description	Value ($)
	South Korea — continued
2,267,615	Meritz Securities Co Ltd	9,730,230
66,176	NH Investment & Securities Co Ltd	811,580
4,597	Ottogi Corp	3,104,433
164,735	Partron Co Ltd	1,316,973
116,358	POSCO Chemtech Co Ltd	3,410,943
72,654	S&T Motiv Co Ltd	3,376,490
187,795	Samsung Card Co Ltd	6,194,298
26,090	Samsung Electronics Co Ltd	53,706,562
14,427	Samsung Electronics Co Ltd GDR	14,875,258
62,300	Samsung Fire & Marine Insurance Co Ltd	15,303,723
31,299	Samsung Life Insurance Co Ltd	3,208,964
68,330	Samsung Securities Co Ltd	2,218,616
441,357	Seoyon E-Hwa Co Ltd	4,392,445
260,817	Shinhan Financial Group Co Ltd	12,026,494
185,816	Silicon Works Co Ltd	7,234,913
36,413	Sindoh Co Ltd	2,150,722
10,861	SK Innovation Co Ltd	1,822,097
135,081	SK Telecom Co Ltd	30,498,951
346,000	SK Telecom Co Ltd Sponsored ADR	8,750,340
78,088	SL Corp	1,355,069
35,561	Soulbrain Co Ltd	2,040,373
36,628	Spigen Korea Co Ltd	1,456,310
3,413,857	Woori Bank	56,350,815

	Total South Korea	728,508,382

	Sri Lanka — 0.0%
103,983,101	Anilana Hotels & Properties Ltd * (c)	819,356

	Taiwan — 22.8%
13,961,000	AcBel Polytech Inc	11,142,821
1,383,000	Actron Technology Corp	4,707,449
802,000	Advanced Semiconductor Engineering Inc	970,790
1,397,532	Advantech Co Ltd	10,327,993
17,752,940	AmTRAN Technology Co Ltd	9,905,740
6,870,120	Asustek Computer Inc	56,999,391
456,000	Aurora Corp	897,058
678,300	Casetek Holdings Ltd	2,255,325
3,590,000	Catcher Technology Co Ltd	45,918,528
10,384,000	Cathay Financial Holding Co Ltd	17,000,024
8,487,000	Chailease Holding Co Ltd	23,138,470
7,996,000	Cheng Shin Rubber Industry Co Ltd	16,111,236
821,855	Chicony Electronics Co Ltd	2,067,953
763,800	Chicony Power Technology Co Ltd	1,562,363
5,058,100	Chin-Poon Industrial Co Ltd	9,158,534
718,120	China Life Insurance Co Ltd *	794,569
1,123,000	China Motor Corp	1,046,516
544,000	Chipbond Technology Corp	911,841
12,330,659	Chunghwa Telecom Co Ltd	42,886,579
128,421	Chunghwa Telecom Co Ltd Sponsored ADR	4,444,651

10	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
252,000	Cleanaway Co Ltd	1,420,486
31,882,711	Compal Electronics Inc	22,950,300
4,769,400	Coretronic Corp	5,804,223
34,914,720	CTBC Financial Holding Co Ltd	22,654,739
2,922,000	CTCI Corp	4,728,516
154,000	Delta Electronics Inc	847,218
2,037,000	Dynapack International Technology Corp	2,619,034
23,256,108	E.Sun Financial Holding Co Ltd	14,355,896
96,900	Eclat Textile Co Ltd	1,192,244
1,322,000	Elan Microelectronics Corp	1,895,232
1,230,000	Everlight Electronics Co Ltd	1,849,414
8,474,084	Far EasTone Telecommunications Co Ltd	20,553,147
3,924,000	Farglory Land Development Co Ltd	4,759,017
217,000	Feng TAY Enterprise Co Ltd	1,031,218
808,000	Formosa Chemicals & Fibre Corp	2,544,692
2,237,000	Formosa Plastics Corp	6,973,666
3,241,002	Formosan Rubber Group Inc	1,618,390
17,013,475	Foxconn Technology Co Ltd	54,190,548
32,933,293	Fubon Financial Holding Co Ltd	53,062,124
12,349,200	Gigabyte Technology Co Ltd	16,849,885
903,000	Grand Pacific Petrochemical	766,542
592,000	Greatek Electronics Inc	949,361
458,700	Green Seal Holding Ltd	1,187,160
18,417,754	Highwealth Construction Corp *	29,341,083
2,927,000	Holtek Semiconductor Inc	5,361,141
16,380,250	Hon Hai Precision Industry Co Ltd	63,965,733
2,867,000	Huaku Development Co Ltd	5,887,427
2,854,900	IEI Integration Corp *	4,361,458
13,114,600	Inventec Corp	10,435,252
228,000	Iron Force Industrial Co Ltd	908,079
2,667,000	ITEQ Corp	5,266,852
499,000	Kenda Rubber Industrial Co Ltd	714,163
84,000	King Slide Works Co Ltd	1,169,801
1,458,000	King’s Town Bank Co Ltd	1,541,353
507,000	Kinik Co	1,347,185
182,000	Kung Long Batteries Industrial Co Ltd	936,678
1,122,000	Lite-On Semiconductor Corp	1,312,843
31,196,141	Lite-On Technology Corp	46,251,810
2,417,000	Lotes Co Ltd	15,183,775
1,151,785	Makalot Industrial Co Ltd	5,454,434
1,471,290	Mercuries Life Insurance Co Ltd *	788,500
276,000	Merida Industry Co Ltd	1,214,727
2,041,000	MIN AIK Technology Co Ltd	1,968,988
731,000	Nan Ya Plastics Corp	1,849,105
69,000	Nien Made Enterprise Co Ltd	743,664
2,939,810	Novatek Microelectronics Corp	11,467,082
1,862,000	OptoTech Corp	1,020,098
10,870,470	Pegatron Corp	34,344,702
9,124,000	Pou Chen Corp	11,858,891

Shares	Description	Value ($)
	Taiwan — continued
33,000	President Chain Store Corp	276,529
17,816,550	Quanta Computer Inc	40,656,768
12,677,870	Radiant Opto-Electronics Corp	32,097,074
5,622,720	Realtek Semiconductor Corp	21,855,577
1,733,000	Rechi Precision Co Ltd	1,745,665
5,379,151	Ruentex Development Co Ltd *	5,279,325
9,859,000	Ruentex Industries Ltd *	15,909,942
1,653,000	Sercomm Corp	4,362,598
1,068,000	ShunSin Technology Holding Ltd	3,927,209
2,784,000	Sigurd Microelectronics Corp	2,439,436
6,421,780	Simplo Technology Co Ltd	21,856,648
921,000	Sinbon Electronics Co Ltd	2,277,343
2,838,200	Sitronix Technology Corp	8,637,610
237,000	Soft-World International Corp	566,898
2,324,000	Syncmold Enterprise Corp	5,369,286
643,000	Taiflex Scientific Co Ltd	1,112,355
506,000	Taiwan Cement Corp	585,416
405,000	Taiwan Mobile Co Ltd	1,449,762
881,000	Taiwan PCB Techvest Co Ltd	946,414
1,337,000	Taiwan Semiconductor Co Ltd	1,891,481
9,511,000	Taiwan Semiconductor Manufacturing Co Ltd	68,455,420
2,530,420	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	93,549,627
4,340,269	Taiwan Surface Mounting Technology Corp	3,587,848
1,732,000	Teco Electric and Machinery Co Ltd	1,621,222
1,028,000	Test Research Inc	1,339,618
2,107,000	Tong Hsing Electronic Industries Ltd	8,508,555
894,000	Topco Scientific Co Ltd	2,345,413
384,000	Transcend Information Inc	1,146,643
5,679,160	Tripod Technology Corp	21,328,454
1,783,000	TXC Corp	2,421,634
11,296,400	Uni-President Enterprises Corp	24,069,647
4,839,000	United Integrated Services Co Ltd	8,727,095
800,000	Visual Photonics Epitaxy Co Ltd	1,619,906
2,868,000	Wan Hai Lines Ltd	1,997,546
922,641	Wistron NeWeb Corp	2,783,197
687,000	Xxentria Technology Materials Corp	1,451,743
661,748	Yageo Corp	4,258,946
1,678,000	Yuanta Financial Holding Co Ltd	730,505
3,997,670	Yungtay Engineering Co Ltd	7,449,997
207,000	Zeng Hsing Industrial Co Ltd	902,896

	Total Taiwan	1,203,284,955

	Thailand — 5.6%
9,179,300	Advanced Info Service Pcl (Foreign Registered)	51,899,617
1,420,500	Airports of Thailand Pcl (Foreign Registered)	2,331,494

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
7,432,800	Amata Corp Pcl (Foreign Registered)	4,118,763
7,336,800	AP Thailand Pcl (Foreign Registered)	1,734,494
722,600	Bangkok Bank Pcl NVDR	4,018,680
95,700	Bumrungrad Hospital Pcl (Foreign Registered)	628,297
5,804,900	Central Pattana Pcl (Foreign Registered)	12,603,527
4,454,400	Charoen Pokphand Foods Pcl (Foreign Registered)	3,659,448
2,969,000	Delta Electronics Thailand Pcl (Foreign Registered)	7,957,868
7,132,000	Eastern Polymer Group Pcl (Foreign Registered)	2,470,050
4,734,901	Glow Energy Pcl (Foreign Registered)	12,232,636
752,900	Group Lease Pcl NVDR	445,418
8,018,500	Hana Microelectronics Pcl (Foreign Registered)	10,564,956
5,672,900	Intouch Holdings Pcl (Foreign Registered) (b)	9,617,876
2,876,900	Intouch Holdings Pcl NVDR	4,916,852
19,095,400	Jasmine International Pcl (Foreign Registered)	4,485,593
946,700	Kasikornbank Pcl NVDR	5,741,982
504,300	KCE Electronics Pcl (Foreign Registered)	1,328,904
383,800	Kiatnakin Bank Pcl (Foreign Registered)	811,985
5,328,800	Krung Thai Bank Pcl (Foreign Registered)	3,004,397
27,333,500	Land & Houses Pcl NVDR	7,991,010
22,332,250	LPN Development Pcl (Foreign Registered)	7,270,711
2,892,950	Major Cineplex Group Pcl (Foreign Registered)	2,617,045
3,246,800	MC Group Pcl (Foreign Registered)	1,378,704
1,681,000	Pruksa Holding Pcl (Foreign Registered)	1,154,248
1,727,800	PTT Exploration & Production Pcl (Foreign Registered)	4,561,075
8,970,600	PTT Global Chemical Pcl (Foreign Registered)	20,696,688
979,700	PTT Pcl (Foreign Registered)	11,784,859
78,514,900	Quality Houses Pcl (Foreign Registered)	5,680,095
5,421,102	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	9,103,369
127,803,223	Sansiri Pcl (Foreign Registered)	8,010,316
2,014,000	Siam Cement Pcl (The) (Foreign Registered)	30,349,009
1,254,600	Siam Commercial Bank Pcl (The) (Foreign Registered)	5,696,312
721,500	Srisawad Corp Pcl (Foreign Registered)	1,113,593
8,704,100	Star Petroleum Refining Pcl	4,377,608
9,383,000	STP & I Pcl (Foreign Registered)	1,935,659
4,033,400	Supalai Pcl (Foreign Registered)	3,067,109
1,721,000	Thai Beverage Pcl	1,181,544
647,200	Thai Oil Pcl (Foreign Registered)	1,838,227

Shares	Description	Value ($)
	Thailand — continued
4,422,000	Thai Vegetable Oil Pcl (Foreign Registered)	3,794,943
1,608,100	Tisco Financial Group Pcl (Foreign Registered)	3,624,282
2,580,300	Total Access Communication Pcl (Foreign Registered) *	4,263,879
30,027,950	TTW Pcl (Foreign Registered)	9,862,883
5,930,200	WHA Corp Pcl (Foreign Registered)	567,928

	Total Thailand	296,493,933

	Turkey — 5.1%
119,497	Akbank Turk AS	358,397
245,849	BIM Birlesik Magazalar AS	5,449,930
479,435	Dogus Otomotiv Servis ve Ticaret AS *	1,258,452
29,785	EGE Endustri VE Ticaret AS	2,256,508
77,569,711	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT) *	66,118,184
3,618,634	Enka Insaat ve Sanayi AS	5,611,978
12,830,045	Eregli Demir ve Celik Fabrikalari TAS	30,566,835
235,721	Ford Otomotiv Sanayi AS	3,247,267
4,416,751	Haci Omer Sabanci Holding AS	13,575,430
15,602	Konya Cimento Sanayii AS	1,205,800
431,256	Koza Altin Isletmeleri AS *	4,014,924
190,352	Otokar Otomotiv Ve Savunma Sanayi AS	6,374,250
568,588	Selcuk Ecza Deposu Ticaret ve Sanayi AS	647,726
9,801,084	Soda Sanayii AS	14,794,466
1,529,820	Tekfen Holding AS	5,679,951
96,079	Tofas Turk Otomobil Fabrikasi AS	880,216
23,403,562	Turkiye Garanti Bankasi AS	72,920,440
5,482,373	Turkiye Halk Bankasi AS	23,574,304
14,915,905	Turkiye Sinai Kalkinma Bankasi AS	6,564,950
318,224	Turkiye Vakiflar Bankasi TAO – Class D	664,897
492,177	Yapi ve Kredi Bankasi AS *	693,966

	Total Turkey	266,458,871

	United Arab Emirates — 0.4%
3,392,112	Aldar Properties PJSC	2,143,710
13,707,242	DAMAC Properties Dubai Co PJSC	15,105,825
620,609	Emirates Telecommunications Group Co PJSC	3,046,594
7,815,030	RAK Properties PJSC	1,429,757

	Total United Arab Emirates	21,725,886

	United Kingdom — 0.4%
194,257	British American Tobacco Plc	12,118,749
174,851	Unilever Plc	10,201,619

	Total United Kingdom	22,320,368

	Vietnam — 0.2%
1,011,966	Bank for Foreign Trade of Vietnam JSC	1,653,383

12	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Vietnam — continued
933,202	Vietnam Dairy Products JSC	6,094,485

	Total Vietnam	7,747,868

	TOTAL COMMON STOCKS (COST $4,278,453,436)	4,936,309,960

	PREFERRED STOCKS — 2.8%

	Brazil — 0.5%
1,138,100	Banco do Estado do Rio Grande do Sul SA – Class B, 0.23%	6,117,398
26,500	Cia de Transmissao de Energia Eletrica Paulista, 1.20%	595,605
1,289,600	Itau Unibanco Holding SA, 0.42%	16,530,444
456,300	Itausa – Investimentos Itau SA, 0.54%	1,478,552
158,600	Telefonica Brasil SA, 2.32%	2,460,735

	Total Brazil	27,182,734

	Russia — 0.1%
4,600,823	Surgutneftegas OJSC, 2.04%	2,298,315
289	Transneft PJSC, 4.61%	888,489

	Total Russia	3,186,804

	South Korea — 2.2%
70,239	Samsung Electronics Co Ltd, 1.36%	117,592,147

	TOTAL PREFERRED STOCKS (COST $100,785,989)	147,961,685

	INVESTMENT FUNDS — 1.3%

	India — 0.1%
10,189	Fire Capital Mauritius Private Fund * (d) (e)	3,236,598
1,305,000	IRB InvIT Fund	1,976,936
1,371,900	TDA India Technology Fund II LP * (d) (e)	98,735

	Total India	5,312,269

	Russia — 0.0%
5,431,855	NCH Eagle Fund LP * (d) (e)	2,632,636

	Thailand — 0.2%
14,113,500	Digital Telecommunication Infrastructure Fund	6,081,954
10,457,700	TICON Industrial Growth Leasehold Property Fund	3,133,386

	Total Thailand	9,215,340

Shares / Notional Amount / Par Value†		Description	Value ($)
		United States — 1.0%
	1,197,413	iShares MSCI Emerging Markets ETF	53,680,025

		TOTAL INVESTMENT FUNDS (COST $78,956,245)	70,840,270

		MUTUAL FUNDS — 1.3%

		United States — 1.3%

		Affiliated Issuers — 1.3%
	2,810,617	GMO U.S. Treasury Fund	70,237,320

		TOTAL MUTUAL FUNDS (COST $70,237,320)	70,237,320

		FULLY FUNDED TOTAL RETURN SWAPS — 0.0%

		China — 0.0%
	354,789	Total Return on Zhejiang Supor Cookware Co, Expires 11/27/2017. Premiums Paid/(Received):$354,789. Periodic Payment Frequency: N/A. Net Unrealized Appreciation/(Depreciation): $146,307 (OTC) (CP-GS) (a)	501,096

		TOTAL FULLY FUNDED TOTAL RETURN SWAPS (COST $354,789)	501,096

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
EUR	1,145	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.56)%, due 09/01/17	1,363
	3,002,406	Sumitomo (Tokyo) Time Deposit, 0.87%, due 09/01/17	3,002,406

		Total Time Deposits	3,003,769

		TOTAL SHORT-TERM INVESTMENTS (COST $3,003,769)	3,003,769

		TOTAL INVESTMENTS — 99.2% (Cost $4,531,791,548)	5,228,854,100
		Other Assets and Liabilities (net) — 0.8%	39,655,354

		TOTAL NET ASSETS — 100.0%	$5,268,509,454

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost ($)	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2017
Fire Capital Mauritius Private Fund	12/12/06-10/26/09	10,189,080	0.06%	$3,236,598
NCH Eagle Fund LP	4/6/09	5,452,004	0.05%	2,632,636
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.00%	98,735

				$5,967,969

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
	Buys
5,320	Mini MSCI Emerging Markets	September 2017	$288,929,200	$16,095,470

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 0.25%)	Appreciation of Total Return on Asustek Computer Inc	MSCI	USD	24,667,043	09/07/2017	At Maturity	—	(1,281,743)	(1,281,743)
Depreciation of Total Return on Transmissora Alianca De-Unit + (Daily Fed Funds Rate minus 15.00%)	Appreciation of Total Return on Transmissora Alianca De-Unit	MSCI	USD	2,614,805	09/08/2017	At Maturity	—	(176,706)	(176,706)
Depreciation of Total Return on Transmissora Alianca De-Unit + (Daily Fed Funds Rate minus 11.00%)	Appreciation of Total Return on Transmissora Alianca De-Unit	CSI	USD	3,922,595	09/08/2017	Monthly	—	(274,238)	(274,238)

							$—	$(1,732,687)	$(1,732,687)

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	Affiliated company (Note 10).
(d)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Private placement securities are restricted as to resale.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 18.

14	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.1%
Investment Funds	2.1
Mutual Funds	1.4
Short-Term Investments	0.2
Other	0.2

100.0%

Industry Sector Summary	% of Equity Investments#
Technology Hardware, Storage & Peripherals	22.5%
Semiconductors & Semiconductor Equipment	19.5
Electronic Equipment, Instruments & Components	16.4
Diversified Financial Services	7.3
Banks	4.5
Real Estate Management & Development	4.4
Textiles, Apparel & Luxury Goods	4.2
Diversified Telecommunication Services	3.5
Auto Components	2.3
Food Products	2.2
Insurance	2.0
Machinery	1.9
Wireless Telecommunication Services	1.7
Household Durables	1.5
Construction & Engineering	1.4
Electrical Equipment	1.3
Chemicals	1.1
Communications Equipment	0.8
Capital Markets	0.3
Marine	0.3
Leisure Products	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Automobiles	0.1
Software	0.1
IT Services	0.1

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

15

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%

	Taiwan — 96.1%
1,296,000	AcBel Polytech Inc	1,034,388
187,000	Actron Technology Corp	636,510
5,499	Advantech Co Ltd	40,639
2,568,850	AmTRAN Technology Co Ltd	1,433,360
882,323	Asustek Computer Inc	7,320,378
69,000	Aurora Corp	135,739
282,000	Catcher Technology Co Ltd	3,606,971
1,186,000	Cathay Financial Holding Co Ltd	1,941,644
947,000	Chailease Holding Co Ltd	2,581,847
963,000	Cheng Shin Rubber Industry Co Ltd	1,940,360
28,140	Chicony Electronics Co Ltd	70,806
120,600	Chicony Power Technology Co Ltd	246,689
406,160	China Life Insurance Co Ltd *	449,398
186,000	China Motor Corp	173,332
682,000	Chin-Poon Industrial Co Ltd	1,234,875
258,000	Chipbond Technology Corp	432,454
1,282,379	Chunghwa Telecom Co Ltd	4,460,171
6,105	Chunghwa Telecom Co Ltd Sponsored ADR	211,294
37,000	Cleanaway Co Ltd	208,563
1,974,486	Compal Electronics Inc	1,421,305
693,600	Coretronic Corp	844,091
4,038,680	CTBC Financial Holding Co Ltd	2,620,535
426,000	CTCI Corp	689,373
302,000	Dynapack International Technology Corp	388,291
4,852,099	E.Sun Financial Holding Co Ltd	2,995,180
41,820	Eclat Textile Co Ltd	514,547
201,000	Elan Microelectronics Corp	288,155
189,000	Everlight Electronics Co Ltd	284,178
901,767	Far EasTone Telecommunications Co Ltd	2,187,157
574,000	Farglory Land Development Co Ltd	696,146
113,000	Feng TAY Enterprise Co Ltd	536,993
310,000	Formosa Plastics Corp	966,400
488,500	Formosan Rubber Group Inc	243,932
1,505,473	Foxconn Technology Co Ltd	4,795,164
4,384,940	Fubon Financial Holding Co Ltd	7,065,016
17,000	Giant Manufacturing Co Ltd	86,072
1,512,000	Gigabyte Technology Co Ltd	2,063,051
166,000	Grand Pacific Petrochemical	140,915
56,700	Greatek Electronics Inc	90,927
70,400	Green Seal Holding Ltd	182,202
2,108,622	Highwealth Construction Corp *	3,359,218
30,000	Hiroca Holdings Ltd	112,606
194,000	Holtek Semiconductor Inc	355,334
1,814,159	Hon Hai Precision Industry Co Ltd	7,084,386
392,000	Huaku Development Co Ltd	804,978
252,000	IEI Integration Corp *	384,983
448,000	Inventec Corp	356,472
38,000	Iron Force Industrial Co Ltd	151,346

Shares	Description	Value ($)
	Taiwan — continued
393,000	ITEQ Corp	776,105
87,000	Kenda Rubber Industrial Co Ltd	124,513
15,000	King Slide Works Co Ltd	208,893
360,000	King’s Town Bank Co Ltd	380,581
82,000	Kinik Co	217,888
34,000	Kung Long Batteries Industrial Co Ltd	174,984
192,000	Lite-On Semiconductor Corp	224,658
2,641,834	Lite-On Technology Corp	3,916,818
258,000	Lotes Co Ltd	1,620,775
197,657	Makalot Industrial Co Ltd	936,031
391,776	Mercuries Life Insurance Co Ltd *	209,962
53,000	Merida Industry Co Ltd	233,263
304,000	MIN AIK Technology Co Ltd	293,274
43,000	Nien Made Enterprise Co Ltd	463,443
371,995	Novatek Microelectronics Corp	1,451,011
284,000	OptoTech Corp	155,590
714,000	Pegatron Corp	2,255,847
1,149,000	Pou Chen Corp	1,493,409
1,464,856	Quanta Computer Inc	3,342,752
1,177,670	Radiant Opto-Electronics Corp	2,981,555
687,870	Realtek Semiconductor Corp	2,673,759
282,000	Rechi Precision Co Ltd	284,061
932,443	Ruentex Development Co Ltd *	915,139
1,231,600	Ruentex Industries Ltd *	1,987,492
183,000	Sercomm Corp	482,974
155,000	ShunSin Technology Holding Ltd	569,960
395,000	Sigurd Microelectronics Corp	346,112
872,000	Simplo Technology Co Ltd	2,967,868
116,000	Sinbon Electronics Co Ltd	286,831
397,000	Sitronix Technology Corp	1,208,206
37,000	Soft-World International Corp	88,503
299,000	Syncmold Enterprise Corp	690,799
45,000	Systex Corp	86,630
107,000	Taiflex Scientific Co Ltd	185,104
150,000	Taiwan PCB Techvest Co Ltd	161,137
169,000	Taiwan Semiconductor Co Ltd	239,088
535,000	Taiwan Semiconductor Manufacturing Co Ltd	3,850,662
254,580	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	9,411,823
630,022	Taiwan Surface Mounting Technology Corp	520,803
295,000	Teco Electric and Machinery Co Ltd	276,132
156,000	Test Research Inc	203,288
301,000	Tong Hsing Electronic Industries Ltd	1,215,508
133,000	Topco Scientific Co Ltd	348,926
802,000	Tripod Technology Corp	3,011,963
219,000	TXC Corp	297,441
1,375,000	Uni-President Enterprises Corp	2,929,762
657,000	United Integrated Services Co Ltd	1,184,894
122,000	Visual Photonics Epitaxy Co Ltd	247,036
528,000	Wan Hai Lines Ltd	367,749

16	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†	Description	Value ($)
	Taiwan — continued
191,530	Wistron NeWeb Corp	577,761
111,000	Xxentria Technology Materials Corp	234,561
128,576	Yageo Corp	827,503
865,000	Yuanta Financial Holding Co Ltd	376,571
561,152	Yungtay Engineering Co Ltd	1,045,754
33,000	Zeng Hsing Industrial Co Ltd	143,940

	Total Taiwan	131,575,463

	TOTAL COMMON STOCKS (COST $117,731,187)	131,575,463

	INVESTMENT FUNDS — 2.1%

	Taiwan — 2.1%
76,143	iShares MSCI Taiwan Capped ETF	2,853,840

	TOTAL INVESTMENT FUNDS (COST $2,779,465)	2,853,840

	MUTUAL FUNDS — 1.4%

	United States — 1.4%
	Affiliated Issuers — 1.4%
76,012	GMO U.S. Treasury Fund	1,899,546

	TOTAL MUTUAL FUNDS (COST $1,899,546)	1,899,546

	SHORT-TERM INVESTMENTS — 0.2%

	Time Deposits — 0.2%
94,772	Standard Chartered Bank (London) Time Deposit, 0.87%, due 09/01/17	94,772
273,079	Sumitomo (Tokyo) Time Deposit, 0.87%, due 09/01/17	273,079

	Total Time Deposits	367,851

	TOTAL SHORT-TERM INVESTMENTS (COST $367,851)	367,851

	TOTAL INVESTMENTS — 99.8% (Cost $122,778,049)	136,696,700
	Other Assets and Liabilities (net) — 0.2%	220,488

	TOTAL NET ASSETS — 100.0%	$136,917,188

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 18.

See accompanying notes to the financial statements.	17

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CP - Counterparty

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

CSI - Credit Suisse International

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

PHP - Philippine Peso

USD - United States Dollar

18	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited)

	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$115,041,796	$127,938,495	$1,899,546
Investments in unaffiliated issuers, at value (Note 2)(b)	2,182,110,036	5,100,915,605	134,797,154
Foreign currency, at value (Note 2)(c)	37,971,865	14,825,852	387,689
Receivable for investments sold	13,285,686	24,958,005	—
Receivable for Fund shares sold	31,353	25,827,312	—
Dividends receivable	3,256,637	25,946,199	1,019,591
Dividend withholding tax receivable	167,494	3,799	—
Foreign capital gains tax refund receivable	3,361,358	3,259,364	—
Unrealized appreciation on open forward currency contracts (Note 4)	1,433,430	—	—
Receivable for foreign currency sold	—	3,060	—
Due from broker (Note 2)	4,159,254	18,269,070	—
Receivable for variation margin on open futures contracts (Note 4)	—	106,400	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	37,637	624,736	—
Miscellaneous receivable	12,657	139,532	1,912

Total assets	2,360,869,203	5,342,817,429	138,105,892

Liabilities:
Due to custodian	8,153,222	4,645,578	—
Payable for investments purchased	19,395,886	1,228,432	951,158
Payable for Fund shares repurchased	—	57,274,598	—
Accrued foreign capital gains tax payable (Note 2)	6,490,530	2,971,575	—
Payable to affiliate for (Note 5):
Management fee	1,455,914	3,376,852	95,405
Shareholder service fee	252,732	366,848	17,668
Payable for foreign currency purchased	1,814	—	—
Payable to broker for open futures	613,639	—	—
Payable for open OTC swap contracts (Note 4)	—	1,732,687	—
Miscellaneous payable	—	1,027,747	—
Payable to agents unaffiliated with GMO	372	837	31
Payable to Trustees and related expenses	1,068	3,230	21
Accrued expenses	765,968	1,679,591	124,421

Total liabilities	37,131,145	74,307,975	1,188,704

Net assets	$2,323,738,058	$5,268,509,454	$136,917,188

(a) Cost of investments – affiliated issuers:	$92,984,519	$89,242,599	$1,899,546
(b) Cost of investments – unaffiliated issuers:	$1,858,695,936	$4,442,548,949	$120,878,503
(c) Cost of foreign currency:	$37,885,232	$14,791,222	$387,963

See accompanying notes to the financial statements.	19

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Net assets consist of:
Paid-in capital	$2,048,906,517	$6,321,598,607	$128,528,407
Accumulated undistributed (distribution in excess of) net investment income	(12,240,907)	45,013,484	2,438,292
Accumulated net realized gain (loss)	(57,348,990)	(1,806,652,694)	(7,969,544)
Net unrealized appreciation (depreciation)	344,421,438	708,550,057	13,920,033

	$2,323,738,058	$5,268,509,454	$136,917,188

Net assets attributable to:
Class II	$668,190,531	$475,917,832	$—

Class III	$124,609,369	$212,898,790	$136,917,188

Class IV	$377,282,592	$712,747,786	$—

Class V	$1,153,655,566	$157,566,114	$—

Class VI	$—	$3,709,378,932	$—

Shares outstanding:
Class II	25,268,842	13,891,098	—

Class III	4,712,008	6,197,026	5,982,782

Class IV	14,258,793	20,946,698	—

Class V	43,646,209	4,641,509	—

Class VI	—	109,005,485	—

Net asset value per share:
Class II	$26.44	$34.26	$—

Class III	$26.45	$34.35	$22.89

Class IV	$26.46	$34.03	$—

Class V	$26.43	$33.95	$—

Class VI	$—	$34.03	$—

20	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2017 (Unaudited)

	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$25,031,947	$119,634,423	$4,661,075
Dividends from affiliated issuers (Note 10)	859,862	345,274	4,803
Interest	78,261	26,322	1,512

Total investment income	25,970,070	120,006,019	4,667,390

Expenses:
Management fee (Note 5)	8,227,770	19,138,599	534,398
Shareholder service fee – Class II (Note 5)	693,241	551,674	—
Shareholder service fee – Class III (Note 5)	100,695	177,105	98,963
Shareholder service fee – Class IV (Note 5)	185,249	376,552	—
Shareholder service fee – Class V (Note 5)	455,751	54,233	—
Shareholder service fee – Class VI (Note 5)	1,205 *	968,307	—
Audit and tax fees	75,684	141,236	42,574
Custodian and fund accounting agent fees	1,235,088	3,090,048	140,504
Legal fees	20,304	47,796	2,912
Registration fees	4,048	24,391	652
Transfer agent fees	37,656	48,202	14,424
Trustees’ fees and related expenses (Note 5)	24,140	56,171	1,368
Miscellaneous	17,991	28,786	8,300

Total expenses	11,078,822	24,703,100	844,095
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(254,770)	(3,480,907)	—

Net expenses	10,824,052	21,222,193	844,095

Net investment income (loss)	15,146,018	98,783,826	3,823,295

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	124,869,931	279,429,924	3,405,804
Investments in affiliated issuers	(24,064)	233,611	(721)
Futures contracts	7,455,664	8,862,633	—
Swap contracts	5,310,520	2,719,381	—
Forward contracts	(1,185,572)	—	—
Foreign currency and foreign currency related transactions	594,045	(757,256)	13,267

Net realized gain (loss)	137,020,524	290,488,293	3,418,350

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	179,697,365	276,671,491	4,837,199
Investments in affiliated issuers	7,099,447	13,727,006	—
Futures contracts	(1,408,714)	16,228,976	—
Swap contracts	(740,882)	(2,768,018)	—
Forwards contracts	944,511	—	—
Foreign currency and foreign currency related transactions	153,726	(648,477)	(5,805)

Net change in unrealized appreciation (depreciation)	185,745,453	303,210,978	4,831,394

Net realized and unrealized gain (loss)	322,765,977	593,699,271	8,249,744

Net increase (decrease) in net assets resulting from operations	$337,911,995	$692,483,097	$12,073,039

(a) Withholding tax:	$2,185,614	$18,047,628	$1,077,080
(b) Significant foreign capital gains tax on net realized gain (loss):	$2,262,307	$—	$—
(c) Significant foreign capital gains tax on change in net unrealized appreciation (depreciation):	$2,444,549	$—	$—

*	Class VI liquidated on March 29, 2017.

See accompanying notes to the financial statements.	21

GMO Trust Funds

Statements of Changes in Net Assets

	Emerging Domestic Opportunities Fund		Emerging Markets Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,146,018	$24,223,477	$98,783,826	$112,638,039
Net realized gain (loss)	137,020,524	63,783,078	290,488,293	(370,563,280)
Change in net unrealized appreciation (depreciation)	185,745,453	286,724,494	303,210,978	1,756,659,281

Net increase (decrease) in net assets from operations	337,911,995	374,731,049	692,483,097	1,498,734,040

Distributions to shareholders from:
Net investment income
Class II	(5,077)	(16,074,541)	(1,781,824)	(9,908,272)
Class III	(23,058)	(4,625,740)	(662,797)	(5,175,773)
Class IV	(104,059)	(16,393,890)	(3,163,220)	(6,690,386)
Class V	(370,661)	(22,714,666)	(491,176)	(9,258,670)
Class VI	— *	(301,900)	(14,301,816)	(78,005,121)

Total distributions from net investment income	(502,855)	(60,110,737)	(20,400,833)	(109,038,222)

Net share transactions (Note 9):
Class II	(32,457,663)	(49,674,608)	(89,575,729)	(177,168,152)
Class III	(25,141,021)	(148,973,139)	(121,041,104)	52,256,879
Class IV	(12,395,941)	(551,680,333)	37,427,412	241,413,390
Class V	40,950,149	584,300,107	30,179,926	(258,808,154)
Class VI	(16,244,932)*	4,115,333	(287,841,086)	(1,166,985,719)

Increase (decrease) in net assets resulting from net share transactions	(45,289,408)	(161,912,640)	(430,850,581)	(1,309,291,756)

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	144,314	666,973	1,013,674	1,529,910
Class III	29,851	189,178	447,810	719,593
Class IV	80,728	789,104	1,484,417	922,716
Class V	244,227	627,488	269,497	1,099,805
Class VI	2,117 *	12,335	7,122,881	11,065,007

Increase in net assets resulting from purchase premiums and redemption fees	501,237	2,285,078	10,338,279	15,337,031

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(44,788,171)	(159,627,562)	(420,512,302)	(1,293,954,725)

Total increase (decrease) in net assets	292,620,969	154,992,750	251,569,962	95,741,093

Net assets:
Beginning of period	2,031,117,089	1,876,124,339	5,016,939,492	4,921,198,399

End of period	$2,323,738,058	$2,031,117,089	$5,268,509,454	$5,016,939,492

Accumulated undistributed (distributions in excess of) net investment income	$(12,240,907)	$(26,884,070)	$45,013,484	$(33,369,509)

*	Class VI liquidated on March 29, 2017.

22	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Taiwan Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,823,295	$2,650,663
Net realized gain (loss)	3,418,350	(2,021,151)
Change in net unrealized appreciation (depreciation)	4,831,394	23,675,986

Net increase (decrease) in net assets from operations	12,073,039	24,305,498

Distributions to shareholders from:
Net investment income
Class III	(930,299)	(3,287,415)

Total distributions from net investment income	(930,299)	(3,287,415)

Net share transactions (Note 9):
Class III	1,065,156	11,814,153

Increase (decrease) in net assets resulting from net share transactions	1,065,156	11,814,153

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	70,144	258,811

Increase in net assets resulting from purchase premiums and redemption fees	70,144	258,811

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	1,135,300	12,072,964

Total increase (decrease) in net assets	12,278,040	33,091,047

Net assets:
Beginning of period	124,639,148	91,548,101

End of period	$136,917,188	$124,639,148

Accumulated undistributed (distributions in excess of) net investment income	$2,438,292	$(454,704)

See accompanying notes to the financial statements.	23

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,						Period from June 29, 2012 (commencement of operations) through February 28, 2013
			2017		2016	2015	2014		2013				2017		2016	2015	2014
Net asset value, beginning of period	$22.64		$19.36		$23.99	$22.55	$24.60		$21.39		$22.64		$19.35		$23.98	$22.54	$24.59		$21.02

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.25		0.34	0.28	0.26		0.24		0.17		0.27		0.36	0.29	0.30		0.05
Net realized and unrealized gain (loss)	3.64		3.68		(4.60)	1.55	(1.22)		3.27		3.64		3.68		(4.60)	1.55	(1.24)		3.84

Total from investment operations	3.80		3.93		(4.26)	1.83	(0.96)		3.51		3.81		3.95		(4.24)	1.84	(0.94)		3.89

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.65)		(0.37)	(0.23)	(0.30)		(0.15)		(0.00	)(b)	(0.66)		(0.39)	(0.24)	(0.32)		(0.17)
From net realized gains	—		—		—	(0.16)	(0.79)		(0.15)		—		—		—	(0.16)	(0.79)		(0.15)

Total distributions	(0.00)		(0.65)		(0.37)	(0.39)	(1.09)		(0.30)		(0.00)		(0.66)		(0.39)	(0.40)	(1.11)		(0.32)

Net asset value, end of period	$26.44		$22.64		$19.36	$23.99	$22.55		$24.60		$26.45		$22.64		$19.35	$23.98	$22.54		$24.59

Total Return(c)	16.79	%**	20.62%		(17.91)%	8.18%	(4.01)%		16.47%		16.85	%**	20.73%		(17.86)%	8.23%	(3.95)%		18.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$668,191		$603,565		$556,539	$738,035	$621,278		$352,479		$124,609		$129,068		$242,740	$336,488	$384,757		$104,740
Net expenses to average daily net assets(d)	1.08	%*	1.06%		1.07%	1.07%	1.07	%(e)	1.07	%(e)	1.01	%*	0.99%		1.00%	1.00%	1.00	%(e)	1.00	%*(e)
Net investment income (loss) to average daily net assets(a)	1.30	%*	1.12%		1.51%	1.21%	1.09%		1.05%		1.36	%*	1.26%		1.61%	1.26%	1.23%		0.31	%*
Portfolio turnover rate	85	%(f)**	227	%(f)	250%	204%	274%		247%		85	%(f)**	227	%(f)	250%	204%	274%		247	%**††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.04%		0.04%	0.03%	0.03%		0.03%		0.02	%*	0.05%		0.04%	0.03%	0.03%		0.04	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.04	$0.03	$0.10		$0.24		$0.01		$0.02		$0.03	$0.03	$0.09		$0.31

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	Amount is less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 271% and 108%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2013.
*	Annualized.
**	Not annualized.

24	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class IV Shares										Class V Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,						Period from May 2, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,				Period from November 29, 2013 (commencement of operations) through February 28, 2014
			2017		2016	2015	2014						2017		2016	2015
Net asset value, beginning of period	$22.65		$19.36		$24.00	$22.56	$24.60		$22.00		$22.62		$19.35		$23.98	$22.54	$24.52

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.29		0.36	0.30	0.31		0.14		0.18		0.23		0.37	0.31	0.01
Net realized and unrealized gain (loss)	3.65		3.67		(4.60)	1.56	(1.23)		2.78		3.64		3.73		(4.59)	1.55	(1.20)

Total from investment operations	3.82		3.96		(4.24)	1.86	(0.92)		2.92		3.82		3.96		(4.22)	1.86	(1.19)

Less distributions to shareholders:
From net investment income	(0.01)		(0.67)		(0.40)	(0.26)	(0.33)		(0.17)		(0.01)		(0.69)		(0.41)	(0.26)	(0.34)
From net realized gains	—		—		—	(0.16)	(0.79)		(0.15)		—		—		—	(0.16)	(0.45)

Total distributions	(0.01)		(0.67)		(0.40)	(0.42)	(1.12)		(0.32)		(0.01)		(0.69)		(0.41)	(0.42)	(0.79)

Net asset value, end of period	$26.46		$22.65		$19.36	$24.00	$22.56		$24.60		$26.43		$22.62		$19.35	$23.98	$22.54

Total Return(b)	16.86	%**	20.80%		(17.84)%	8.29%	(3.88)%		13.34	%**	16.88	%**	20.78%		(17.79)%	8.32%	(4.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$377,283		$335,225		$745,300	$686,589	$659,592		$518,430		$1,153,656		$948,052		$322,379	$255,379	$235,753
Net expenses to average daily net assets(c)	0.96	%*	0.95%		0.96%	0.95%	0.95	%(d)	0.95	%*(d)	0.94	%*	0.93%		0.94%	0.93%	0.94	%*(d)
Net investment income (loss) to average daily net assets(a)	1.40	%*	1.34%		1.61%	1.29%	1.29%		0.71	%*	1.42	%*	1.04%		1.65%	1.32%	0.09%
Portfolio turnover rate	85	%(e)**	227	%(e)	250%	204%	274%		247	%**††	85	%(e)**	227	%(e)	250%	204%	274	%**†††
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.02	%*	0.04%		0.04%	0.03%	0.03%		0.04	%*	0.02	%*	0.05%		0.04%	0.03%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.03	$0.03	$0.10		$0.28		$0.01		$0.03		$0.04	$0.03	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 271% and 108%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2013.
†††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2014.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	25

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)		2016(a)	2015(a)	2014(a)		2013(a)				2017(a)		2016(a)	2015(a)	2014(a)		2013(a)
Net asset value, beginning of period	$29.98		$22.80		$30.48	$30.60	$35.22		$36.30		$30.05		$22.83		$30.57	$30.69	$35.31		$36.39

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.60		0.57		0.72	0.84	0.75		0.66		0.54		0.57		0.66	0.81	0.81		0.72
Net realized and unrealized gain (loss)	3.80		7.22		(7.59)	0.00 (c)	(4.56)		(1.05)		3.88		7.27		(7.56)	0.06	(4.62)		(1.08)

Total from investment operations	4.40		7.79		(6.87)	0.84	(3.81)		(0.39)		4.42		7.84		(6.90)	0.87	(3.81)		(0.36)

Less distributions to shareholders:
From net investment income	(0.12)		(0.61)		(0.81)	(0.96)	(0.81)		(0.69)		(0.12)		(0.62)		(0.84)	(0.99)	(0.81)		(0.72)

Total distributions	(0.12)		(0.61)		(0.81)	(0.96)	(0.81)		(0.69)		(0.12)		(0.62)		(0.84)	(0.99)	(0.81)		(0.72)

Net asset value, end of period	$34.26		$29.98		$22.80	$30.48	$30.60		$35.22		$34.35		$30.05		$22.83	$30.57	$30.69		$35.31

Total Return(d)	14.69	%**	34.47%		(22.76)%	2.84%	(10.92)%		(1.00)%		14.72	%**	34.67%		(22.80)%	2.91%	(10.87)%		(0.96)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$475,918		$498,564		$532,366	$1,000,299	$1,308,100		$2,004,694		$212,899		$301,786		$189,907	$283,712	$447,963		$970,102
Net expenses to average daily net assets(e)	0.98	%*	1.07%		1.09%	1.07%	1.06	%(f)	1.06	%(f)	0.93	%*	1.01%		1.04%	1.02%	1.01	%(f)	1.01	%(f)
Net investment income (loss) to average daily net assets(b)	3.69	%*	2.08%		2.57%	2.66%	2.33%		1.97%		3.35	%*	2.07%		2.45%	2.55%	2.45%		2.12%
Portfolio turnover rate	43	%(g)**	62	%(g)	104%	94%	98%		119%		43	%(g)**	62	%(g)	104%	94%	98%		119%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%*	0.04%		0.03%	0.03%	0.03%		0.03%		0.11	%*	0.03%		0.01%	0.01%	0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.07		$0.09	(a)	$0.10 (a)	$0.11 (a)	$0.10	(a)	$0.07	(a)	$0.06		$0.09	(a)	$0.10 (a)	$0.11 (a)	$0.11	(a)	$0.09	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 80% and 60%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

26	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class IV Shares										Class V Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)		2016(a)	2015(a)	2014(a)		2013(a)				2017(a)		2016(a)	2015(a)	2014(a)		2013(a)
Net asset value, beginning of period	$29.78		$22.65		$30.30	$30.45	$35.04		$36.09		$29.70		$22.59		$30.24	$30.39	$34.98		$36.03

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.64		0.53		0.69	0.84	0.84		0.66		0.66		0.61		0.72	0.87	0.78		0.75
Net realized and unrealized gain (loss)	3.75		7.24		(7.50)	0.00 (c)	(4.59)		(0.96)		3.72		7.15		(7.50)	0.00 (c)	(4.50)		(1.05)

Total from investment operations	4.39		7.77		(6.81)	0.84	(3.75)		(0.30)		4.38		7.76		(6.78)	0.87	(3.72)		(0.30)

Less distributions to shareholders:
From net investment income	(0.14)		(0.64)		(0.84)	(0.99)	(0.84)		(0.75)		(0.13)		(0.65)		(0.87)	(1.02)	(0.87)		(0.75)

Total distributions	(0.14)		(0.64)		(0.84)	(0.99)	(0.84)		(0.75)		(0.13)		(0.65)		(0.87)	(1.02)	(0.87)		(0.75)

Net asset value, end of period	$34.03		$29.78		$22.65	$30.30	$30.45		$35.04		$33.95		$29.70		$22.59	$30.24	$30.39		$34.98

Total Return(d)	14.75	%**	34.61%		(22.69)%	2.88%	(10.81)%		(0.81)%		14.78	%**	34.67%		(22.67)%	2.93%	(10.74)%		(0.78)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$712,748		$582,311		$268,085	$837,963	$748,429		$1,481,411		$157,566		$110,257		$269,570	$170,125	$406,384		$677,796
Net expenses to average daily net assets(e)	0.88	%*	0.96%		0.99%	0.97%	0.96	%(f)	0.96	%(f)	0.83	%*	0.91%		0.94%	0.92%	0.91	%(f)	0.91	%(f)
Net investment income (loss) to average daily net assets(b)	3.98	%*	1.92%		2.55%	2.64%	2.57%		1.99%		4.08	%*	2.24%		2.69%	2.77%	2.39%		2.25%
Portfolio turnover rate	43	%(g)**	62	%(g)	104%	94%	98%		119%		43	%(g)**	62	%(g)	104%	94%	98%		119%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.11	%*	0.03%		0.01%	0.01%	0.01%		0.01%		0.14	%*	0.06%		0.04%	0.04%	0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.07		$0.09	(a)	$0.10 (a)	$0.11 (a)	$0.10	(a)	$0.07	(a)	$0.07		$0.08	(a)	$0.10 (a)	$0.10 (a)	$0.10	(a)	$0.01	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 80% and 60%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	27

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)		2016(a)	2015(a)		2014(a)		2013(a)
Net asset value, beginning of period	$29.77		$22.62		$30.30	$30.45		$35.04		$36.12

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.63		0.63		0.69	0.90		0.78		0.72
Net realized and unrealized gain (loss)	3.77		7.17		(7.50)	(0.03	)(c)	(4.47)		(1.02)

Total from investment operations	4.40		7.80		(6.81)	0.87		(3.69)		(0.30)

Less distributions to shareholders:
From net investment income	(0.14)		(0.65)		(0.87)	(1.02)		(0.90)		(0.78)

Total distributions	(0.14)		(0.65)		(0.87)	(1.02)		(0.90)		(0.78)

Net asset value, end of period	$34.03		$29.77		$22.62	$30.30		$30.45		$35.04

Total Return(d)	14.82	%**	34.83%		(22.71)%	2.96%		(10.69)%		(0.82)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,709,379		$3,524,022		$3,661,271	$5,194,557		$5,220,293		$5,673,002
Net expenses to average daily net assets(e)	0.80	%*	0.89%		0.91%	0.89%		0.88	%(f)	0.88	%(f)
Net investment income (loss) to average daily net assets(b)	3.90	%*	2.32%		2.61%	2.79%		2.43%		2.12%
Portfolio turnover rate	43	%(g)**	62	%(g)	104%	94%		98%		119%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%*	0.06%		0.04%	0.04%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.07		$0.08	(a)	$0.09 (a)	$0.11	(a)	$0.10	(a)	$0.07	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 80% and 60%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

28	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAIWAN FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013
Net asset value, beginning of period	$21.01		$16.97		$22.52	$21.30	$20.43		$21.60

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.64		0.49		0.56	0.46	0.17		0.34
Net realized and unrealized gain (loss)	1.40		4.11		(4.70)	1.38	0.90		(0.87	)(b)

Total from investment operations	2.04		4.60		(4.14)	1.84	1.07		(0.53)

Less distributions to shareholders:
From net investment income	(0.16)		(0.56)		(0.48)	(0.51)	(0.20)		(0.23)
From net realized gains	—		—		(0.93)	(0.11)	—		(0.41)

Total distributions	(0.16)		(0.56)		(1.41)	(0.62)	(0.20)		(0.64)

Net asset value, end of period	$22.89		$21.01		$16.97	$22.52	$21.30		$20.43

Total Return(c)	9.72	%**	27.53%		(19.02)%	8.75%	5.26%		(2.25)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,917		$124,639		$91,548	$117,745	$151,393		$56,283
Net expenses to average daily net assets(d)	1.28	%*	1.33%		1.33%	1.27%	1.35	%(e)	1.38	%(e)
Net investment income (loss) to average daily net assets(a)	5.80	%*	2.58%		2.88%	2.01%	0.82%		1.71%
Portfolio turnover rate	34	%(f)**	97	%(f)	90%	134%	201%		156%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—		—	—	—		0.00	%(g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.05		$0.03	$0.06	$0.03		$0.04

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 109% and 44%, respectively, of the average value of its portfolio.
(g)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	29

GMO Trust Funds

Notes to Financial Statements

August 31, 2017 (Unaudited)

1.	Organization

Each of Emerging Domestic Opportunities Fund, Emerging Markets Fund and Taiwan Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Emerging Domestic Opportunities Fund	Not Applicable	Total Return
Emerging Markets Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Taiwan Fund	MSCI Taiwan Index	Total return in excess of benchmark

Taiwan Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2017, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved

30

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2017. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2017 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Emerging Domestic Opportunities Fund	—	69%
Emerging Markets Fund	<1%	88%
Taiwan Fund	—	89%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2017, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

31

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$17,045,280	$—	$—	$17,045,280
Brazil	—	49,057,913	—	49,057,913
China	208,746,170	424,227,040	—	632,973,210
Greece	—	12,258,473	—	12,258,473
India	—	383,123,899	9,385,820	392,509,719
Indonesia	—	70,299,806	—	70,299,806
Malaysia	—	6,051,603	—	6,051,603
Mexico	12,768,199	—	—	12,768,199
Peru	16,734,300	—	—	16,734,300
Philippines	—	121,695,805	—	121,695,805
Qatar	—	7,671,857	—	7,671,857
Russia	—	48,383,402	—	48,383,402
South Africa	—	46,130,352	—	46,130,352
South Korea	—	28,063,717	—	28,063,717
Taiwan	—	45,441,028	—	45,441,028
Thailand	—	70,117,077	—	70,117,077
Turkey	—	5,594,282	—	5,594,282
United Kingdom	—	97,202,442	—	97,202,442
Vietnam	—	31,954,648	—	31,954,648

TOTAL COMMON STOCKS	255,293,949	1,447,273,344	9,385,820	1,711,953,113

Preferred Stocks
Brazil	—	59,732,619	—	59,732,619

TOTAL PREFERRED STOCKS	—	59,732,619	—	59,732,619

Investment Funds
Brazil	44,816,000	—	—	44,816,000
India	—	8,816,680	—	8,816,680
Taiwan	175,665,012	—	—	175,665,012
Thailand	—	55,801,324	—	55,801,324
United States	108,289,779	—	—	108,289,779

TOTAL INVESTMENT FUNDS	328,770,791	64,618,004	—	393,388,795

32

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
China	$—	$10,400,622	$—	$10,400,622

TOTAL RIGHTS/WARRANTS	—	10,400,622	—	10,400,622

Mutual Funds
United States	66,106,591	—	—	66,106,591

TOTAL MUTUAL FUNDS	66,106,591	—	—	66,106,591

Fully Funded Total Return Swaps	—	35,020,872	—	35,020,872

Short-Term Investments	20,549,220	—	—	20,549,220

Total Investments	670,720,551	1,617,045,461	9,385,820	2,297,151,832

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,433,430	—	1,433,430
Futures Contracts
Equity Risk	8,088,586	—	—	8,088,586

Total	$678,809,137	$1,618,478,891	$9,385,820	$2,306,673,848

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(3,929,332)	$—	$(3,929,332)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Belgium	$3,397,219	$—	$—	$3,397,219
Brazil	826,409	137,867,865	—	138,694,274
Chile	6,814,530	15,699,329	—	22,513,859
China	165,699,819	973,595,440	680,952	1,139,976,211
Czech Republic	—	19,171,037	—	19,171,037
Greece	—	64,832,474	—	64,832,474
India	76,156,665	516,323,300	—	592,479,965
Indonesia	2,249,884	37,191,727	—	39,441,611
Malaysia	—	11,578,944	—	11,578,944
Mexico	35,034,532	—	—	35,034,532
Peru	3,772,824	—	—	3,772,824
Philippines	—	37,738,184	—	37,738,184
Qatar	—	28,158,329	—	28,158,329
Russia	71,694,384	114,896,639	—	186,591,023
South Africa	1,108,404	64,461,451	—	65,569,855
South Korea	8,750,340	719,758,042	—	728,508,382
Sri Lanka	—	819,356	—	819,356
Taiwan	97,994,278	1,105,290,677	—	1,203,284,955
Thailand	—	296,493,933	—	296,493,933
Turkey	—	266,458,871	—	266,458,871
United Arab Emirates	—	21,725,886	—	21,725,886
United Kingdom	—	22,320,368	—	22,320,368
Vietnam	—	7,747,868	—	7,747,868

TOTAL COMMON STOCKS	473,499,288	4,462,129,720	680,952	4,936,309,960

33

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$27,182,734	$—	$27,182,734
Russia	—	3,186,804	—	3,186,804
South Korea	—	117,592,147	—	117,592,147

TOTAL PREFERRED STOCKS	—	147,961,685	—	147,961,685

Investment Funds
India	—	1,976,936	3,335,333	5,312,269
Russia	—	—	2,632,636	2,632,636
Thailand	—	9,215,340	—	9,215,340
United States	53,680,025	—	—	53,680,025

TOTAL INVESTMENT FUNDS	53,680,025	11,192,276	5,967,969	70,840,270

Mutual Funds
United States	70,237,320	—	—	70,237,320

TOTAL MUTUAL FUNDS	70,237,320	—	—	70,237,320

Fully Funded Total Return Swaps	—	501,096	—	501,096

Short-Term Investments	3,003,769	—	—	3,003,769

Total Investments	600,420,402	4,621,784,777	6,648,921	5,228,854,100

Derivatives^
Futures Contracts	16,095,470	—	—	16,095,470

Total	$616,515,872	$4,621,784,777	$6,648,921	$5,244,949,570

Liability Valuation Inputs
Derivatives^
Swap Contracts
Equity Risk	$—	$(1,732,687)	$—	$(1,732,687)

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$9,623,117	$121,952,346	$—	$131,575,463

TOTAL COMMON STOCKS	9,623,117	121,952,346	—	131,575,463

Investment Funds
Taiwan	2,853,840	—	—	2,853,840

TOTAL INVESTMENT FUNDS	2,853,840	—	—	2,853,840

Mutual Funds
United States	1,899,546	—	—	1,899,546

TOTAL MUTUAL FUNDS	1,899,546	—	—	1,899,546

Short-Term Investments	367,851	—	—	367,851

Total Investments	14,744,354	121,952,346	—	136,696,700

Total	$14,744,354	$121,952,346	$—	$136,696,700

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

34

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Investments in other GMO Funds (“underlying funds”) held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2017, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2017	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of August 31, 2017	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2017
Emerging Domestic Opportunities Fund
Common Stocks
India	$—	$9,417,811	$—	$—	$—	$(31,991)	$—	$—	$9,385,820	$(31,991)

Total	$—	$9,417,811	$—	$—	$—	$(31,991)	$—	$—	$9,385,820	$(31,991)

Emerging Markets Fund
Common Stocks
China	$686,465	$—	$—	$—	$—	$(5,513)	$—	$—	$680,952	$(5,513)

Total Common Stocks	$686,465	$—	$—	$—	$—	$(5,513)	$—	$—	$680,952	$(5,513)

Investment Funds
India	5,842,567	$—	$—	$—	$—	(2,507,234)	$—	$—	$3,335,333	$(2,507,234)
Russia	2,083,527	—	(20,149)	—	—	569,258	—	—	2,632,636	569,258

Total Investment Funds	$7,926,094	$—	$(20,149)	$—	$—	$(1,937,976)	$—	$—	$5,967,969	$(1,937,976)

Total	$8,612,559	$—	$(20,149)	$—	$—	$(1,943,489)	$—	$—	$6,648,921	$(1,943,489)

Rights/Warrants
India	$23,428	$—	$0	$—	$—	$(23,428)	$—	$—	$—	$—

Total	$8,635,987	$—	$(20,149)	$—	$—	$(1,966,917)	$—	$—	$6,648,921	$(1,943,489)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2017 were as follows:

Fund Name	Level 3 securities and derivatives
Emerging Domestic Opportunities Fund	<1%
Emerging Markets Fund	<1%
Taiwan Fund	—

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

35

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2017, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

36

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

As of February 28, 2017, certain Funds elected to defer to March 1, 2017 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Losses ($)
Emerging Domestic Opportunities Fund	(2,997,678)	(29,338,211)
Emerging Markets Fund	(5,873,663)	—
Taiwan Fund	(248,729)	(770,197)

As of February 28, 2017, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 28, 2017, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)	Long-Term ($)

Fund Name	No Expiration Date	No Expiration Date
Emerging Domestic Opportunities Fund	(116,712,916)	(39,261,324)
Emerging Markets Fund	(353,404,858)	(1,701,826,565)
Taiwan Fund	(564,457)	(6,213,703)

As of August 31, 2017, the approximate total cost, aggregate investment-level gross / net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any) and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Domestic Opportunities Fund	1,978,322,341	357,619,751	(38,790,260)	318,829,491	5,592,684
Emerging Markets Fund	4,599,583,610	764,531,361	(135,260,871)	629,270,490	14,362,783
Taiwan Fund	127,169,323	13,249,724	(3,722,347)	9,527,377	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

37

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (see Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

38

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

As of August 31, 2017, the premium on cash purchases and the fee on cash redemptions were as follows:

	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Purchase Premium	0.80%	0.80%	0.15%
Redemption Fee	0.80%	0.80%	0.45%

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.08% of the Fund’s total net assets as of August 31, 2017 and is included within miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

39

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Counterparty Risk	X	X	X
Credit Risk	X
Currency Risk	X	X	X
Derivatives and Short Sales Risk	X	X	X
Focused Investment Risk	X	X	X
Fund of Funds Risk	X	X	X
Illiquidity Risk	X	X	X
Large Shareholder Risk	X	X	X
Leveraging Risk	X	X	X
Management and Operational Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Market Risk – Equities	X	X	X
Market Risk – Fixed Income	X
Non-Diversified Funds	X	X	X
Non-U.S. Investment Risk	X	X	X
Small Company Risk	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in

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2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments are also subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps. The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

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• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case a Fund may have to purchase U.S. dollars at an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the exposure arises.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

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A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. In addition, the Securities and Exchange Commission (“SEC”) has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

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Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

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Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, and the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk because those underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

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Investments in ETFs involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.”

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark. The degree to which a Fund’s securities are illiquid may affect the likelihood of its paying redemption proceeds in-kind.

In recent years, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that is not ultimately received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. Additionally, redemptions and purchases of shares by a large shareholder or group of shareholders potentially limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

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• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio also will be leveraged if it exercises its right to delay payment on a redemption and can result in losses if the value of the Fund’s assets changes between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a change in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty or have the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market events. In addition, they use assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) is wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent, detect and

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respond to cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being unable, among other things, to buy or sell securities or accurately price their investments. The Funds cannot directly control cyber security plans and systems put in place by their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by a company whose securities are held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). A significant degree of uncertainty exists about the time frame for Brexit and whether it will have a negative impact on the United Kingdom, the European Union and/or the broader global economy.

War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived

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adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, these investments also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with a significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. Steps to curtail or “taper” such activities (such as recent indications from the U.S. Federal Reserve of its intent to do so) and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

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• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. A Fund’s pursuit of such refunds may subject a Fund to various administrative and/or judicial proceedings. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that the refund will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Singapore tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in foreign currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license and thus limits the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license and thereby limit the Fund’s investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital,

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dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a smaller group of key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members

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of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2017, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar	X
Futures contracts
Adjust exposure to certain securities markets	X	X
Swap contracts
Substitute for direct equity investment	X	X
Achieve returns comparable to holding and lending a direct equity position	X	X
Rights and/or warrants
Received as a result of corporate actions	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures

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contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

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Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

55

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2017 and the Statements of Operations for the period ended August 31, 2017^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$10,400,622	$—	$—	$—	$10,400,622
Investments, at value (Fully Funded total return swaps)	—	35,020,872	—	—	—	35,020,872
Unrealized Appreciation on Forward Currency Contracts	—	—	1,433,430	—	—	1,433,430
Unrealized Appreciation on Future Contracts¤	—	8,088,586	—	—	—	8,088,586

Total	$—	$53,510,080	$1,433,430	$—	$—	$54,943,510

Derivatives not subject to Master Agreements	$—	$10,400,622	$—	$—	$—	$10,400,622

Total subject to Master Agreements	$—	$43,109,458	$1,433,430	$—	$—	$44,542,888

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(3,929,332)	$—	$—	$—	$(3,929,332)

Total	$—	$(3,929,332)	$—	$—	$—	$(3,929,332)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(3,929,332)	$—	$—	$—	$(3,929,332)

Net Realized Gain (Loss) on
Swap Contracts	$—	$5,310,520	$—	$—	$—	$5,310,520
Forward Currency Contracts	—	—	(1,185,572)	—	—	(1,185,572)
Futures Contracts	—	7,455,664	—	—	—	7,455,664

Total	$—	$12,766,184	$(1,185,572)	$—	$—	$11,580,612

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$1,340,727	$—	$—	$—	$1,340,727
Investments (Fully Funded total return swaps)	—	5,775,496	—	—	—	5,775,496
Forward Currency Contracts	—	—	944,511	—	—	944,511
Futures Contracts	—	(1,408,714)	—	—	—	(1,408,714)
Swap Contracts	—	(740,882)	—	—	—	(740,882)

Total	$—	$4,966,627	$944,511	$—	$—	$5,911,138

56

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Markets Fund
Asset Derivatives
Investments, at value (Fully Funded total return swaps)	$—	$501,096	$—	$—	$—	$501,096
Unrealized Appreciation on Future Contracts¤	—	16,095,470	—	—	—	16,095,470

Total	$—	$16,596,566	$—	$—	$—	$16,596,566

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$16,596,566	$—	$—	$—	$16,596,566

Liability Derivatives
Investments at value (swap contracts)¤	$—	$(1,732,687)	$—	$—	$—	$(1,732,687)

Total	$—	$(1,732,687)	$—	$—	$—	$(1,732,687)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(1,732,687)	$—	$—	$—	$(1,732,687)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$73,491	$—	$—	$—	$73,491
Futures Contracts	—	8,862,633	—	—	—	8,862,633
Swap Contracts	—	2,719,381	—	—	—	2,719,381

Total	$—	$11,655,505	$—	$—	$—	$11,655,505

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$(133,174)	$—	$—	$—	$(133,174)
Investments (Fully Funded total return swaps)	—	125,889	—	—	—	125,889
Futures Contracts	—	16,228,976	—	—	—	16,228,976
Swap Contracts	—	(2,768,018)	—	—	—	(2,768,018)

Total	$—	$13,453,673	$—	$—	$—	$13,453,673

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
¤	The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

57

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2017, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2017:

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$35,020,872	$(620,000)	$—	$34,400,872
Morgan Stanley & Co. International PLC	1,433,430	(1,390,000)	—	43,430

Total	$36,454,302	$(2,010,000)	$—	$34,444,302

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$501,096	$—	$—	$501,096

Total	$501,096	$—	$—	$501,096

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Credit Suisse International	$274,238	$(270,000)	$—	$4,238
Morgan Stanley & Co. International PLC	1,458,449	(1,458,449)	—	—	*

Total	$1,732,687	$(1,728,449)	$—	$4,238

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/or warrants), and number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2017:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Rights and/or Warrants ($)
Emerging Domestic Opportunities Fund	134,583,145	290,200,134	58,290,872*	9,815,868
Emerging Markets Fund	—	180,651,167	28,047,479*	14,100

*	Includes fully funded total return swap average derivative activity for the period ended August 31, 2017.

58

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Management Fee	0.75%	0.75%(1)	0.81%

(1)	GMO has contractually agreed to reduce, through at least June 30, 2018, its annual management fee to an annual rate of 0.65% of the Fund’s average daily net asset value.

In addition, each class of shares of the Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%	0.085%	0.055%	*
Emerging Markets Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Taiwan Fund		0.15%

*	Class is offered but has no shareholders as of 8/31.

For each Fund, other than Taiwan Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

59

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2018 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2017 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Emerging Domestic Opportunities Fund	24,140	2,107
Emerging Markets Fund	56,171	4,868
Taiwan Fund	1,368	184

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2017 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Emerging Domestic Opportunities Fund	<0.001%	0.000%	0.000%	<0.001%
Emerging Markets Fund	<0.001%	0.000%	0.000%	<0.001%
Taiwan Fund	<0.001%	0.000%	0.000%	<0.001%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2017, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2017 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Emerging Domestic Opportunities Fund	—	2,271,420,596	—	2,303,372,604
Emerging Markets Fund	—	3,012,365,015	—	3,385,798,614
Taiwan Fund	—	66,020,419	—	57,707,481

60

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2017

Fund Name*	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Emerging Domestic Opportunities Fund	2		26.92%	1.21%	—
Emerging Markets Fund	2	#	24.17%	0.70%	72.31%
Taiwan Fund	1		100.00%	—	100.00%

*	Each Fund’s outstanding shares were owned by more than 10 shareholders as of August 31, 2017.
#	One of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund
Class II:
Shares sold	559,509	$13,448,000	7,485,284	$160,982,074
Shares issued to shareholders in reinvestment of distributions	183	4,540	697,230	14,510,206
Shares repurchased	(1,948,908)	(45,910,203)	(10,275,533)	(225,166,888)
Purchase premiums	—	19,682	—	78,467
Redemption fees	—	124,632	—	588,506

Net increase (decrease)	(1,389,216)	$(32,313,349)	(2,093,019)	$(49,007,635)

Class III:
Shares sold	—	$—	2,933,935	$62,998,906
Shares issued to shareholders in reinvestment of distributions	930	23,058	222,746	4,625,740
Shares repurchased	(990,053)	(25,164,079)	(10,000,083)	(216,597,785)
Purchase premiums	—	4,223	—	24,572
Redemption fees	—	25,628	—	164,606

Net increase (decrease)	(989,123)	$(25,111,170)	(6,843,402)	$(148,783,961)

Class IV:
Shares sold	—	$—	6,037,293	$129,016,957
Shares issued to shareholders in reinvestment of distributions	4,193	104,059	782,540	16,393,889
Shares repurchased	(546,807)	(12,500,000)	(30,511,626)	(697,091,179)
Purchase premiums	—	11,059	—	104,701
Redemption fees	—	69,669	—	684,403

Net increase (decrease)	(542,614)	$(12,315,213)	(23,691,793)	$(550,891,229)

61

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund (continued)
Class V:
Shares sold	1,727,470	$40,626,300	26,717,121	$614,385,969
Shares issued to shareholders in reinvestment of distributions	14,689	364,138	1,075,943	22,220,013
Shares repurchased	(1,689)	(40,289)	(2,550,388)	(52,305,875)
Purchase premiums	—	33,720	—	58,196
Redemption fees	—	210,507	—	569,292

Net increase (decrease)	1,740,470	$41,194,376	25,242,676	$584,927,595

Class VI:‡
Shares sold	546,851	$12,564,071	205,646	$4,338,151
Shares issued to shareholders in reinvestment of distributions	—	—	13,943	290,287
Shares repurchased	(1,215,116)	(28,809,003)	(23,501)	(513,105)
Purchase premiums	—	48	—	1,413
Redemption fees	—	2,069	—	10,922

Net increase (decrease)	(668,265)	$(16,242,815)	196,088	$4,127,668

Emerging Markets Fund
Class II:#
Shares sold	503,014	$16,126,308	823,187	$23,902,466
Shares issued to shareholders in reinvestment of distributions	47,663	1,535,700	317,627	8,547,393
Shares repurchased	(3,289,423)	(107,237,737)	(7,873,707)	(209,618,011)
Purchase premiums	—	327,405	—	206,220
Redemption fees	—	686,269	—	1,323,690

Net increase (decrease)	(2,738,746)	$(88,562,055)	(6,732,893)	$(175,638,242)

Class III:#
Shares sold	710,196	$23,466,126	1,646,735	$50,110,147
Shares issued to shareholders in reinvestment of distributions	20,520	662,797	101,508	2,737,447
Shares repurchased	(4,575,553)	(145,170,027)	(20,839)	(590,715)
Purchase premiums	—	123,762	—	115,197
Redemption fees	—	324,048	—	604,396

Net increase (decrease)	(3,844,837)	$(120,593,294)	1,727,404	$52,976,472

Class IV:#
Shares sold	6,501,521	$205,307,850	12,277,358	$367,988,726
Shares issued to shareholders in reinvestment of distributions	57,535	1,840,556	106,683	2,851,160
Shares repurchased	(5,167,635)	(169,720,994)	(4,671,454)	(129,426,496)
Purchase premiums	—	506,053	—	188,279
Redemption fees	—	978,364	—	734,437

Net increase (decrease)	1,391,421	$38,911,829	7,712,587	$242,336,106

Class V:#
Shares sold	913,530	$29,688,750	3,283,522	$87,142,351
Shares issued to shareholders in reinvestment of distributions	15,387	491,176	326,859	8,709,058
Shares repurchased	—	—	(11,837,332)	(354,659,563)
Purchase premiums	—	94,381	—	107,715
Redemption fees	—	175,116	—	992,090

Net increase (decrease)	928,917	$30,449,423	(8,226,951)	$(257,708,349)

62

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
Emerging Markets Fund (continued)
Class VI:#
Shares sold	12,680,156	$415,174,063	9,646,816	$286,707,394
Shares issued to shareholders in reinvestment of distributions	442,211	14,146,349	2,878,228	76,876,100
Shares repurchased	(22,477,586)	(717,161,498)	(55,955,886)	(1,530,569,213)
Purchase premiums	—	2,337,017	—	1,452,890
Redemption fees	—	4,785,864	—	9,612,117

Net increase (decrease)	(9,355,219)	$(280,718,205)	(43,430,842)	$(1,155,920,712)

Taiwan Fund
Class III:
Shares sold	534,630	$11,787,293	2,602,196	$49,511,671
Shares issued to shareholders in reinvestment of distributions	42,402	930,299	174,377	3,287,415
Shares repurchased	(526,592)	(11,652,436)	(2,239,688)	(40,984,933)
Purchase premiums	—	17,708	—	74,379
Redemption fees	—	52,436	—	184,432

Net increase (decrease)	50,440	$1,135,300	536,885	$12,072,964

#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
‡	Class VI liquidated on March 29, 2017.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2017 is set forth below:

Investments in affiliated issuers

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$66,772,614	$543,033,040	$543,674,999	$282,659	$(24,064)	$—	$66,106,591
CMI Ltd.	3,202,269	—	—	—	—	492,105	3,694,374
Gayatri Projects Ltd.	22,225,368	—	—	—	—	7,565,372	29,790,740
TICON Industrial Growth Leasehold Property Fund	16,408,121	—	—	577,203	—	(958,030)	15,450,091

Totals	$108,608,372	$543,033,040	$543,674,999	$859,862	$(24,064)	$7,099,447	$115,041,796

Emerging Markets Fund
GMO U.S. Treasury Fund	$89,875,673	$887,465,127	$907,069,999	$345,274	$(33,481)	$—	$70,237,320
Anilana Hotels & Properties Ltd	1,028,843	—	—	—	—	(209,487)	819,356
Gayatri Projects Ltd	35,159,348	—	348,270	—	267,092	11,694,628	46,772,798
Kiri Industries Ltd	7,867,156	—	—	—	—	2,241,865	10,109,021

Totals	$133,931,020	$887,465,127	$907,418,269	$345,274	$233,611	$13,727,006	$127,938,495

63

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Taiwan Fund
GMO U.S. Treasury Fund	$1,900,066	$13,975,201	$13,975,000	$4,803	$(721)	$—	$1,899,546

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2017 through August 31, 2017. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2018.

11.	Subsequent events

The Board of Trustees of GMO Trust approved the termination of GMO Taiwan Fund and the Fund liquidated on October 20, 2017.

64

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2017 (Unaudited)

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Domestic Opportunities Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, in each case for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement and sub-advisory agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement. In deciding whether to approve the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fee payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees considered that GMO Singapore’s sub-advisory fee was paid by the Manager out of the Manager’s management fee, not directly by the Fund.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s

65

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management and sub-advisory agreements were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, in each case for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement and sub-advisory agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement. In deciding whether to approve the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to

66

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fee payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees considered that GMO Singapore’s sub-advisory fee was paid by the Manager out of the Manager’s management fee, not directly by the Fund.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management and sub-advisory agreements were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Taiwan Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Taiwan Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, in each case for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement and sub-advisory agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement. In deciding whether to approve the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

67

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fee payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees considered that GMO Singapore’s sub-advisory fee was paid by the Manager out of the Manager’s management fee, not directly by the Fund.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management and sub-advisory agreements were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

68

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2017 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2017.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2017 through August 31, 2017.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Domestic Opportunities Fund
Class II	$1,000.00	$1,167.90	$5.90	$1,000.00	$1,019.76	$5.50	1.08%
Class III	$1,000.00	$1,168.50	$5.52	$1,000.00	$1,020.11	$5.14	1.01%
Class IV	$1,000.00	$1,168.60	$5.25	$1,000.00	$1,020.37	$4.89	0.96%
Class V	$1,000.00	$1,168.80	$5.14	$1,000.00	$1,020.47	$4.79	0.94%
Emerging Markets Fund
Class II	$1,000.00	$1,146.90	$5.30	$1,000.00	$1,020.27	$4.99	0.98%
Class III	$1,000.00	$1,147.20	$5.03	$1,000.00	$1,020.52	$4.74	0.93%
Class IV	$1,000.00	$1,147.50	$4.76	$1,000.00	$1,020.77	$4.48	0.88%
Class V	$1,000.00	$1,147.80	$4.49	$1,000.00	$1,021.02	$4.23	0.83%
Class VI	$1,000.00	$1,148.20	$4.33	$1,000.00	$1,021.17	$4.08	0.80%
Taiwan Fund
Class III	$1,000.00	$1,097.20	$6.77	$1,000.00	$1,018.75	$6.51	1.28%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2017, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

69

GMO Trust

Semiannual Report

August 31, 2017

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	89.8%
Mutual Funds	4.5
Short-Term Investments	4.4
Preferred Stocks	1.8
Rights/Warrants	0.0 ^
Forward Currency Contracts	(0.3)
Futures Contracts	(1.4)
Other	1.2

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has to future contracts based on notional amounts are (83.4)% of net assets.

^	Rounds to 0.0%.

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.8%

	Australia — 1.1%
9,534	AusNet Services	13,200
22,215	Australia & New Zealand Banking Group Ltd	520,028
490	Caltex Australia Ltd	13,031
340	CIMIC Group Ltd	11,382
6,235	Commonwealth Bank of Australia	376,683
1,954	Crown Resorts Ltd	18,046
5,946	CSR Ltd	19,164
9,479	Dexus (REIT)	72,435
60,499	Fortescue Metals Group Ltd	291,091
1,712	Incitec Pivot Ltd	4,542
9,900	LendLease Group	130,855
13,502	Mineral Resources Ltd	160,073
7,229	Mirvac Group (REIT)	13,371
16,249	National Australia Bank Ltd	390,662
6,037	Rio Tinto Ltd	327,296
22,201	Stockland (REIT)	78,315
10,908	Suncorp Group Ltd	113,273
2,901	Tabcorp Holdings Ltd	9,487
5,075	Tatts Group Ltd	16,601
1,408	Vocus Group Ltd	2,591

	Total Australia	2,582,126

	Austria — 0.2%
5,985	OMV AG	344,315
1,293	Raiffeisen Bank International AG *	42,454
2,630	UNIQA Insurance Group AG	26,726
2,205	voestalpine AG	114,426
951	Zumtobel Group AG	17,212

	Total Austria	545,133

	Belgium — 0.1%
1,974	Ageas	91,643
3,708	AGFA-Gevaert NV *	16,407
1,002	KBC Groep NV	82,367
166	Proximus SADP	5,852
177	Umicore SA	13,215

	Total Belgium	209,484

	Brazil — 0.5%
3,200	AES Tiete Energia SA	14,384
23,045	Banco Bradesco SA	236,098
23,400	Banco do Brasil SA	228,213
6,500	Banco Santander Brasil SA	57,900
650	BR Malls Participacoes SA	2,808
37,100	Centrais Eletricas Brasileiras SA *	207,666
6,500	Cia Siderurgica Nacional SA *	17,944
14,400	EDP – Energias do Brasil SA	69,716
1,900	Porto Seguro SA	20,975

Shares	Description	Value ($)
	Brazil — continued
2,654	Sul America SA	15,159
13,200	TIM Participacoes SA	47,301
20,100	Vale SA	223,997

	Total Brazil	1,142,161

	Chile — 0.0%
1,237	Cia Cervecerias Unidas SA	16,962
4,777	Latam Airlines Group SA	60,351

	Total Chile	77,313

	China — 7.0%
144,000	Agile Group Holdings Ltd	172,868
2,239,000	Agricultural Bank of China Ltd – Class H	1,056,293
91,500	Anhui Conch Cement Co Ltd – Class H	342,394
28,000	ANTA Sports Products Ltd	110,350
1,474,000	Bank of China Ltd – Class H	778,980
372,000	Bank of Communications Co Ltd – Class H	285,046
10,000	Beijing Capital International Airport Co Ltd – Class H	16,208
13,500	Beijing Enterprises Holdings Ltd	75,554
500	Changyou.com Ltd ADR *	20,010
86,000	China Agri-Industries Holdings Ltd	40,295
279,000	China Cinda Asset Management Co Ltd – Class H	103,989
438,000	China CITIC Bank Corp Ltd – Class H	289,896
31,000	China Coal Energy Co Ltd – Class H	15,645
189,000	China Communications Construction Co Ltd – Class H	252,200
338,000	China Communications Services Corp Ltd – Class H	183,443
20,000	China Conch Venture Holdings Ltd	36,408
1,302,000	China Construction Bank Corp – Class H	1,145,508
57,000	China Everbright Bank Co Ltd – Class H	27,428
4,000	China Everbright Ltd	9,147
234,000	China Evergrande Group *	708,676
31,000	China Huarong Asset Management Co Ltd – Class H	13,253
2,000	China Merchants Port Holdings Co Ltd	6,552
94,000	China Minsheng Banking Corp Ltd – Class H	93,936
69,500	China Mobile Ltd	737,589
748,000	China National Building Material Co Ltd – Class H	471,239
3,600	China Pacific Insurance Group Co Ltd – Class H	17,020
1,006,000	China Petroleum & Chemical Corp – Class H	770,119
325,000	China Railway Construction Corp Ltd – Class H	427,285
175,000	China Railway Group Ltd – Class H	140,309
52,000	China SCE Property Holdings Ltd	26,610
179,000	China Shenhua Energy Co Ltd – Class H	462,315
1,572,000	China Telecom Corp Ltd – Class H	809,584

2	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	China — continued
11,100	China Vanke Co Ltd – Class H	33,318
172,000	Chongqing Rural Commercial Bank Co Ltd – Class H	120,006
26,000	COSCO SHIPPING Ports Ltd	30,780
289,000	Country Garden Holdings Co Ltd	384,954
546,000	Dongfeng Motor Group Co Ltd – Class H	710,173
31,000	Far East Horizon Ltd	28,392
78,000	Fosun International Ltd	135,465
2,400	Fuyao Glass Industry Group Co Ltd – Class H	7,663
3,000	GF Securities Co Ltd – Class H	6,423
437,500	Great Wall Motor Co Ltd – Class H	550,647
38,500	Greentown China Holdings Ltd	46,838
210,000	Guangzhou R&F Properties Co Ltd – Class H	491,427
117,000	Haier Electronics Group Co Ltd *	311,814
30,000	Haitian International Holdings Ltd	90,256
368,000	HengTen Networks Group Ltd *	11,745
1,107,000	Industrial & Commercial Bank of China Ltd – Class H	831,880
46,000	Jiangsu Expressway Co Ltd – Class H	70,614
162,000	Jiangxi Copper Co Ltd – Class H	282,015
18,000	Kingboard Chemical Holdings Ltd	98,394
96,000	Kunlun Energy Co Ltd	93,172
154,500	KWG Property Holding Ltd	140,807
103,500	Longfor Properties Co Ltd	249,021
133,000	Lonking Holdings Ltd	53,086
109,000	People’s Insurance Co Group of China Ltd (The) – Class H	51,522
32,000	PICC Property & Casualty Co Ltd – Class H	60,286
76,000	Shandong Weigao Group Medical Polymer Co Ltd – Class H	60,657
51,000	Shanghai Industrial Holdings Ltd	155,476
164,000	Shimao Property Holdings Ltd	339,191
51,000	Sihuan Pharmaceutical Holdings Group Ltd	19,651
254,500	Sino-Ocean Group Holding Ltd	176,001
58,000	Sinopec Engineering Group Co Ltd – Class H	52,349
98,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	61,176
34,000	Sinotrans Ltd – Class H	19,253
34,500	SOHO China Ltd *	20,131
109,000	Sun Art Retail Group Ltd	100,389
10,000	Tingyi Cayman Islands Holding Corp	13,331
4,000	Tsingtao Brewery Co Ltd – Class H	16,622
25,000	Want Want China Holdings Ltd	16,556
334,000	Weichai Power Co Ltd – Class H	344,960
39,000	Yuzhou Properties Co Ltd	25,086
126,000	Zhejiang Expressway Co Ltd – Class H	157,714
11,500	Zhongsheng Group Holdings Ltd	25,045
34,000	Zijin Mining Group Co Ltd – Class H	12,482
44,600	ZTE Corp – Class H *	121,896

	Total China	16,274,813

Shares	Description	Value ($)
	Colombia — 0.0%
76,893	Ecopetrol SA	35,718
3,655	Grupo de Inversiones Suramericana SA	51,430

	Total Colombia	87,148

	Czech Republic — 0.1%
9,904	CEZ AS	187,969
4,446	Moneta Money Bank AS	15,590

	Total Czech Republic	203,559

	Denmark — 0.1%
20	AP Moeller – Maersk A/S – Class A	39,203
18	AP Moeller – Maersk A/S – Class B	37,182
196	Carlsberg A/S – Class B	22,527
296	Schouw & Co AB	31,059
604	Tryg A/S	13,973

	Total Denmark	143,944

	Egypt — 0.0%
15,874	Talaat Moustafa Group	6,952

	Finland — 0.2%
338	Elisa Oyj	14,767
271	Kesko Oyj – B Shares	14,606
1,761	Metso Oyj	58,425
444	Neste Oyj	19,574
1,995	Orion Oyj – Class B	94,457
8,182	Stora Enso Oyj – R Shares	107,548
8,431	UPM-Kymmene Oyj	219,466
2,323	Valmet Oyj	44,083

	Total Finland	572,926

	France — 3.5%
328	Accor SA	15,175
29,970	AXA SA	868,967
10,255	BNP Paribas SA	779,666
1,503	Bouygues SA	68,181
3,579	Casino Guichard Perrachon SA	203,428
5,681	Cie de Saint-Gobain	311,440
1,477	Cie Generale des Etablissements Michelin	201,476
4,596	CNP Assurances	106,676
45,280	Credit Agricole SA	799,177
1,820	Electricite de France SA	19,268
6,418	Engie SA	107,168
222	Eurazeo SA	18,360
169	Fonciere Des Regions (REIT)	16,718
528	Gaztransport Et Technigaz SA	26,916
189	ICADE (REIT)	16,803
192	Imerys SA	16,881
2,857	LVMH Moet Hennessy Louis Vuitton SE	750,447

See accompanying notes to the financial statements.	3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	France — continued
36,317	Natixis SA	272,759
1,201	Neopost SA	52,195
14,857	Orange SA	252,252
9,192	Peugeot SA	194,356
1,069	Rallye SA	19,589
2,456	Renault SA	217,458
942	Rexel SA	14,082
5,903	Sanofi	575,545
3,788	Schneider Electric SE *	305,468
4,524	SCOR SE	189,390
14,230	Societe Generale SA	796,053
411	Suez	7,797
11,599	TOTAL SA	601,841
1,777	Vinci SA	163,501
75	Wendel SA	11,892

	Total France	8,000,925

	Germany — 3.4%
5,469	Allianz SE (Registered)	1,172,151
231	Axel Springer SE	14,313
9,883	BASF SE	958,625
15,031	Bayerische Motoren Werke AG	1,397,780
17,701	Daimler AG (Registered Shares)	1,291,676
28,499	Deutsche Lufthansa AG (Registered)	715,751
413	Hannover Rueck SE	50,099
403	Indus Holding AG	30,426
1,579	Jenoptik AG	46,326
1,905	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	393,456
207	RTL Group SA	15,730
23,064	RWE AG *	575,987
6,278	SAP AG	658,887
2,297	Siemens AG (Registered)	300,698
770	Suedzucker AG	16,388
1,254	Uniper SE	31,293
790	Volkswagen AG	122,132

	Total Germany	7,791,718

	Greece — 0.0%
558	FF Group *	13,884
1,498	OPAP SA	16,739

	Total Greece	30,623

	Hong Kong — 0.6%
45,000	BOC Hong Kong Holdings Ltd	229,905
6,000	Cathay Pacific Airways Ltd	8,910
6,199	CK Asset Holdings Ltd	54,550
2,000	CLP Holdings Ltd	21,130
12,000	First Pacific Co Ltd	9,651
20,000	Hang Lung Properties Ltd	48,764

Shares	Description	Value ($)
	Hong Kong — continued
13,200	Henderson Land Development Co Ltd	81,993
14,000	HK Electric Investments & HK Electric Investments Ltd – Class SS	12,867
51,000	HKT Trust & HKT Ltd – Class SS	66,051
6,000	Hongkong Land Holdings Ltd	44,518
7,000	Hysan Development Co Ltd	32,412
15,650	I-CABLE Communications Ltd *	551
3,500	Kerry Properties Ltd	13,893
32,000	Li & Fung Ltd	14,455
3,000	MTR Corp Ltd	17,559
14,000	New World Development Co Ltd	19,161
8,000	NWS Holdings Ltd	15,397
23,000	PCCW Ltd	12,838
1,500	Power Assets Holdings Ltd	13,233
16,000	Sino Land Co Ltd	27,718
150,000	SJM Holdings Ltd	131,135
6,000	Sun Hung Kai Properties Ltd	100,274
6,200	Swire Properties Ltd	21,512
21,000	Wharf Holdings Ltd (The)	200,331
12,000	Wheelock & Co Ltd	89,910
9,000	Yue Yuen Industrial Holdings Ltd	39,040

	Total Hong Kong	1,327,758

	Hungary — 0.1%
1,113	MOL Hungarian Oil & Gas Plc	103,259
1,312	OTP Bank Plc	53,381

	Total Hungary	156,640

	India — 2.7%
10,967	Adani Enterprises Ltd	22,607
4,296	Aditya Birla Capital Ltd * (a)	10,407
3,050	Ambuja Cements Ltd	13,437
34,889	Apollo Tyres Ltd	138,695
1,671	Balkrishna Industries Ltd	41,282
17,156	Bharat Heavy Electricals Ltd	34,704
41,510	Bharat Petroleum Corp Ltd	343,235
15,269	Canara Bank	81,573
637	Container Corp Of India Ltd	13,190
8,815	Escorts Ltd	89,640
5,764	Exide Industries Ltd	17,804
28,055	GAIL India Ltd	166,543
3,069	Grasim Industries Ltd	57,450
13,817	HCL Technologies Ltd	184,844
66,315	Hindalco Industries Ltd	247,746
50,221	Hindustan Petroleum Corp Ltd	384,099
4,586	Housing Development Finance Corp Ltd – Class A	127,730
6,401	Idea Cellular Ltd	9,148
14,749	IDFC Bank Ltd	12,682
90,300	IFCI Ltd *	33,968

4	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	India — continued
8,743	Indiabulls Housing Finance Ltd	166,316
38,594	Indian Oil Corp Ltd	275,364
56,501	ITC Ltd	249,895
218,135	Jaiprakash Associates Ltd *	81,398
50,063	Karnataka Bank Ltd (The)	118,542
18,000	Larsen & Toubro Ltd	320,046
873	Mahindra & Mahindra Financial Services Ltd	5,835
7,538	Mahindra & Mahindra Ltd	158,678
9,820	NTPC Ltd	25,904
192,511	Oil & Natural Gas Corp Ltd	473,231
23,040	Oriental Bank of Commerce *	45,890
229,590	Power Finance Corp Ltd	439,422
2,862	Reliance Capital Ltd	36,408
22,701	Reliance Industries Ltd	567,206
122,491	Rural Electrification Corp Ltd	324,549
418	Siemens Ltd	8,460
3,682	State Bank of India	16,072
34,266	Syndicate Bank *	34,651
19,925	Tata Motors Ltd *	117,818
17,794	Tata Power Co Ltd (The)	22,089
36,221	Tata Steel Ltd	362,352
49,792	Union Bank of India *	106,740
77,698	Vedanta Ltd	376,183

	Total India	6,363,833

	Indonesia — 0.3%
546,500	Adaro Energy Tbk PT	74,956
315,500	Astra International Tbk PT	186,505
52,300	Bank Danamon Indonesia Tbk PT	21,403
18,900	Bank Mandiri Persero Tbk PT	18,593
116,200	Bank Negara Indonesia Persero Tbk PT	64,203
65,500	Bank Rakyat Indonesia Persero Tbk PT	74,464
7,500	Gudang Garam Tbk PT	38,942
31,800	Hanjaya Mandala Sampoerna Tbk PT	8,682
24,600	Indocement Tunggal Prakarsa Tbk PT	36,556
68,400	Indofood Sukses Makmur Tbk PT	43,022
83,600	Media Nusantara Citra Tbk PT	9,342
59,500	Perusahaan Gas Negara Persero Tbk	9,469
20,300	Semen Indonesia Persero Tbk PT	15,967
40,500	United Tractors Tbk PT	92,067
62,600	XL Axiata Tbk PT *	16,903

	Total Indonesia	711,074

	Ireland — 0.0%
820	Bank of Ireland Group Plc *	6,833

	Israel — 0.1%
80	Azrieli Group Ltd	4,615
2,139	Bank Leumi Le-Israel BM	11,211

Shares	Description	Value ($)
	Israel — continued
10,565	Bezeq The Israeli Telecommunication Corp Ltd	15,549
2,155	Cellcom Israel Ltd *	19,138
2,729	Israel Chemicals Ltd	11,791
700	SodaStream International Ltd *	42,161
687	Teva Pharmaceutical Industries Ltd	10,922
400	Teva Pharmaceutical Industries Ltd Sponsored ADR	6,344

	Total Israel	121,731

	Italy — 1.1%
39,705	A2A SPA	66,751
1,482	ACEA SPA	21,432
15,458	Assicurazioni Generali SPA	277,284
7,714	Banca Mediolanum SPA	65,345
83,847	Enel SPA	507,977
19,206	Eni SPA	301,650
7,099	EXOR NV	456,215
2,420	Fiat Chrysler Automobiles NV *	36,561
32,701	Fincantieri SPA *	37,403
117	GEDI Gruppo Editoriale SPA *	100
4,986	Intesa Sanpaolo SPA – RSP	15,780
20,165	Iren SPA	55,302
3,244	Saipem SPA *	12,059
4,684	Societa Cattolica di Assicurazioni SCRL	40,273
129,176	Telecom Italia SPA *	123,956
296,237	Telecom Italia SPA-RSP	230,351
33,835	Unipol Gruppo Finanziario SPA	146,569
31,303	UnipolSai Assicurazioni SPA	71,137

	Total Italy	2,466,145

	Japan — 6.9%
600	AEON Financial Service Co Ltd	12,719
400	Aeon Mall Co Ltd	7,186
4,900	Aisin Seiki Co Ltd	246,199
400	Alfresa Holdings Corp	7,543
2,600	Amada Holdings Co Ltd	28,521
5,300	Asahi Glass Co Ltd	206,928
33,000	Asahi Kasei Corp	395,789
2,000	Bank of Kyoto Ltd (The)	18,478
200	Benesse Holdings Inc	7,691
6,400	Bridgestone Corp	274,559
16,900	Canon Inc	592,374
700	Chubu Electric Power Co Inc	9,157
900	Chugoku Bank Ltd (The)	12,124
1,500	Chugoku Electric Power Co Inc (The)	17,295
2,400	Credit Saison Co Ltd	43,440
10,800	Daiichi Sankyo Co Ltd	255,658
7,200	Daiwa House Industry Co Ltd	251,801
7	Daiwa House REIT Investment Corp	17,116

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
4,100	DIC Corp	145,044
700	Exedy Corp	20,994
8,000	Fuji Electric Co Ltd	44,136
2,900	FUJIFILM Holdings Corp	114,095
4,000	Fukuoka Financial Group Inc	17,551
7,700	Gree Inc	56,304
2,100	Hachijuni Bank Ltd (The)	12,780
400	Hakuhodo DY Holdings Inc	5,441
4,100	Haseko Corp	50,843
6,200	Hazama Ando Corp	43,738
3,700	Hino Motors Ltd	42,438
100	Hirose Electric Co Ltd	13,853
3,000	Hiroshima Bank Ltd (The)	12,055
100	Hisamitsu Pharmaceutical Co Inc	4,833
5,500	Hitachi Chemical Co Ltd	148,977
1,100	Hitachi Construction Machinery Co Ltd	31,013
72,000	Hitachi Ltd	495,621
900	Hokuriku Electric Power Co	8,576
9,500	Honda Motor Co Ltd	266,095
1,200	Ibiden Co Ltd	19,875
4,400	Idemitsu Kosan Co Ltd	107,475
4,000	IHI Corp *	13,245
400	Iida Group Holdings Co Ltd	6,804
7,600	Inpex Corp	72,719
1,800	Isetan Mitsukoshi Holdings Ltd	18,532
4,900	Isuzu Motors Ltd	63,937
45,400	ITOCHU Corp	741,363
1,300	J Front Retailing Co Ltd	18,140
4	Japan Prime Realty Investment Corp (REIT)	14,383
1,100	JGC Corp	17,681
2,100	JSR Corp	40,904
2,700	JTEKT Corp	36,065
27,550	JXTG Holdings Inc	133,435
1,000	Kamigumi Co Ltd	11,073
1,000	Kaneka Corp	7,793
7,700	Kansai Electric Power Co Inc (The)	107,971
5,000	Kirin Holdings Co Ltd	113,448
3,000	Kitz Corp	24,148
5,900	Komatsu Ltd	159,229
8,300	Konica Minolta Inc	66,242
4,000	Kuraray Co Ltd	75,994
500	Kurita Water Industries Ltd	14,397
2,000	Kyocera Corp	120,080
500	Kyowa Hakko Kirin Co Ltd	8,825
900	Kyushu Financial Group Inc	5,480
200	Lawson Inc	13,447
47,800	Marubeni Corp	311,057
1,100	Marui Group Co Ltd	15,395
300	Maruichi Steel Tube Ltd	8,880
3,300	Mazda Motor Corp	48,472

Shares	Description	Value ($)
	Japan — continued
4,680	Mebuki Financial Group Inc	16,596
900	Medipal Holdings Corp	15,886
56,800	Mitsubishi Chemical Holdings Corp	529,406
23,800	Mitsubishi Corp	550,625
22,700	Mitsubishi Electric Corp	335,892
4,700	Mitsubishi Gas Chemical Co Inc	116,844
12,000	Mitsubishi Tanabe Pharma Corp	296,002
148,400	Mitsubishi UFJ Financial Group Inc	904,283
6,200	Mitsubishi UFJ Lease & Finance Co Ltd	31,361
35,400	Mitsui & Co Ltd	529,812
6,000	Mitsui OSK Lines Ltd	19,259
30,000	Mitsui Mining & Smelting Co Ltd	159,100
200	Mixi Inc	10,683
3,900	MS&AD Insurance Group Holdings Inc	128,467
1,000	NEC Corp	2,649
2,300	NET One Systems Co Ltd	23,519
2,000	NH Foods Ltd	58,665
1,500	Nichiha Corp	54,690
800	Nikon Corp	13,188
1,000	Nippon Electric Glass Co Ltd	38,061
15,600	Nippon Telegraph & Telephone Corp	776,636
9,000	Nippon Yusen KK *	17,826
43,560	Nissan Motor Co Ltd	433,668
3,000	Nisshin Oillio Group Ltd (The)	21,528
500	Nisshin Seifun Group Inc	8,684
500	Nissin Foods Holdings Co Ltd	30,832
500	NOK Corp	11,237
34,100	Nomura Holdings Inc	189,731
700	Nomura Real Estate Holdings Inc	14,456
440	Nomura Research Institute Ltd	17,132
4,500	NSK Ltd	53,336
2,000	Oji Holdings Corp	10,499
15,100	Resona Holdings Inc	75,154
1,200	Rohm Co Ltd	93,432
200	Sankyo Co Ltd	6,531
1,100	SBI Holdings Inc	15,299
1,300	Sega Sammy Holdings Inc	18,703
12,000	Seiko Epson Corp	307,951
11,100	Sekisui Chemical Co Ltd	207,261
10,000	Shinsei Bank Ltd	15,991
5,500	Showa Denko KK	146,561
1,000	Showa Shell Sekiyu KK	10,969
24,000	Sojitz Corp	64,448
700	Sompo Holdings Inc	26,292
900	Sony Financial Holdings Inc	14,189
33,000	Sumitomo Chemical Co Ltd	198,066
21,800	Sumitomo Corp	308,790
8,700	Sumitomo Electric Industries Ltd	136,121
20,000	Sumitomo Heavy Industries Ltd	149,141
10,300	Sumitomo Mitsui Financial Group Inc	383,503

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,300	Sumitomo Rubber Industries Ltd	38,145
250	Suzuken Co Ltd	9,113
3,800	T&D Holdings Inc	51,739
100	Taisho Pharmaceutical Holdings Co Ltd	7,830
4,100	Takeda Pharmaceutical Co Ltd	227,362
3,100	Teijin Ltd	62,977
700	Tocalo Co Ltd	25,717
1,200	Tohoku Electric Power Co Inc	16,418
1,100	Tokyo Broadcasting System Holdings Inc	21,141
31,000	Tokyo Electric Power Co Holdings Inc *	125,527
2,800	Tokyo Electron Ltd	394,348
14,000	Tokyo Gas Co Ltd	74,227
2,700	Tokyu Fudosan Holdings Corp	16,111
10,000	Tosoh Corp	117,557
1,200	Toyoda Gosei Co Ltd	27,962
6,238	Toyota Motor Corp	351,225
5,600	Toyota Tsusho Corp	172,318
1,700	Trend Micro Inc	78,685
600	Tsumura & Co	22,715
600	USS Co Ltd	11,801
3,100	Yamada Denki Co Ltd	16,785
1,000	Yamaguchi Financial Group Inc	11,301
5,000	Yamaha Motor Co Ltd	141,196
2,100	Yokogawa Electric Corp	32,748
1,600	Yokohama Rubber Co Ltd (The)	29,581

	Total Japan	16,038,938

	Malaysia — 0.3%
60,400	AirAsia Berhad	47,083
16,800	Alliance Financial Group Berhad	15,113
30,200	AMMB Holdings Berhad	30,362
4,000	Berjaya Sports Toto Berhad	2,108
2,400	British American Tobacco Malaysia Berhad	24,853
47,635	CIMB Group Holdings Berhad	79,150
4,000	Gamuda Berhad	5,005
35,100	Genting Berhad	79,978
4,600	Hong Leong Bank Berhad	16,653
3,800	Hong Leong Financial Group Berhad	15,062
20,000	IJM Corp Berhad	15,651
32,375	IOI Properties Group Berhad	15,110
17,400	MISC Berhad	30,369
56,200	Petronas Chemicals Group Berhad	94,250
1,200	Petronas Dagangan Berhad	6,861
13,341	RHB Bank Berhad	15,800
12,300	RHB Capital Berhad * (a)	—
39,800	Tenaga Nasional Berhad	133,237
7,800	UMW Holdings Berhad *	11,131
8,043	UMW Oil & Gas Corp Berhad *	577
8,600	Westports Holdings Berhad	7,572

Shares	Description	Value ($)
	Malaysia — continued
72,000	YTL Corp Berhad	24,143
33,800	YTL Power International Berhad	11,169

	Total Malaysia	681,237

	Mexico — 0.8%
87,100	Alfa SAB de CV – Class A	121,789
517,264	America Movil SAB de CV – Series L	480,833
16,541	Arca Continental SAB de CV	120,714
7,700	Coca-Cola Femsa SAB de CV – Series L	63,097
7,600	Grupo Carso SAB de CV – Series A1	30,631
35,100	Grupo Financiero Banorte SAB de CV – Class O	239,507
70,900	Grupo Mexico SAB de CV – Series B	233,964
1,165	Industrias Penoles SAB de CV	30,307
23,000	Kimberly-Clark de Mexico SAB de CV – Class A	45,204
13,000	OHL Mexico SAB de CV	18,403
149,100	Wal-Mart de Mexico SAB de CV	362,758

	Total Mexico	1,747,207

	Netherlands — 0.9%
32,922	Aegon NV	188,244
300	AerCap Holdings NV *	15,090
9	Akzo Nobel NV	822
3,003	ASR Nederland NV	116,366
502	Boskalis Westminster	16,407
76,957	ING Groep NV	1,366,048
3,203	Philips Lighting NV	118,252
3,922	Randstad Holdings NV	229,303

	Total Netherlands	2,050,532

	New Zealand — 0.0%
3,835	Contact Energy Ltd	15,398
1,280	Fletcher Building Ltd	7,519
6,852	Meridian Energy Ltd	14,520

	Total New Zealand	37,437

	Norway — 0.5%
18,500	DNB ASA	361,353
1,069	Gjensidige Forsikring ASA	18,707
20,453	Norsk Hydro ASA	147,672
12,420	Statoil ASA	235,035
14,553	Storebrand ASA	120,464
13,630	Subsea 7 SA	196,089

	Total Norway	1,079,320

	Peru — 0.3%
1,300	Cia de Minas Buenaventura SAA ADR	17,459
2,800	Credicorp Ltd	567,952

	Total Peru	585,411

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.1%
30,730	Aboitiz Equity Ventures Inc	44,707
24,600	Aboitiz Power Corp	19,002
32,100	Alliance Global Group Inc *	8,721
2,280	Bank of the Philippine Islands	4,720
66,600	DMCI Holdings Inc	20,437
156,600	Energy Development Corp	20,765
555	Globe Telecom Inc	21,696
8,480	International Container Terminal Services Inc	17,330
16,780	JG Summit Holdings Inc	23,549
188,000	Megaworld Corp	18,172
59,800	Metro Pacific Investments Corp	7,428
10,610	Metropolitan Bank & Trust Co	18,166
1,515	PLDT Inc	51,268
27,300	Robinsons Land Corp	12,385
1,840	Security Bank Corp	8,997
710	SM Investments Corp	11,247

	Total Philippines	308,590

	Poland — 0.6%
510	Bank Handlowy w Warszawie SA	10,152
747	Grupa Azoty SA	14,439
15,084	KGHM Polska Miedz SA	533,808
10,943	Orange Polska SA *	18,399
21,503	PGE Polska Grupa Energetyczna SA	86,108
12,204	Polski Koncern Naftowy ORLEN SA	403,737
8,748	Powszechny Zaklad Ubezpieczen SA	119,092
187,582	Tauron Polska Energia SA *	206,258

	Total Poland	1,391,993

	Portugal — 0.0%
8,743	EDP – Energias de Portugal SA	33,613

	Qatar — 0.1%
1,134	Barwa Real Estate Co	9,868
3,095	Commercial Bank QSC (The) *	25,328
2,535	Doha Bank QSC	21,034
1,532	Industries Qatar QSC	38,410
3,967	Masraf Al Rayan QSC	41,597
1,248	Ooredoo QSC	30,106
299	Qatar Electricity & Water Co QSC	15,255
4,230	Qatar Gas Transport Co Ltd Nakilat	19,808
921	Qatar Islamic Bank SAQ	23,502

	Total Qatar	224,908

	Russia — 0.1%
1,761,000	Inter RAO UES PJSC	119,381
984,000	RusHydro PJSC	14,091
2,826	Sistema PJSC FC Sponsored GDR (Registered)	11,712

	Total Russia	145,184

Shares	Description	Value ($)
	Singapore — 0.2%
11,100	CapitaLand Commercial Trust (REIT)	14,262
800	City Developments Ltd	6,924
19,000	DBS Group Holdings Ltd	289,478
18,700	Golden Agri-Resources Ltd	5,449
27,900	Hutchison Port Holdings Trust – Class U	12,711
3,500	Keppel Corp Ltd	16,339
5,600	Singapore Press Holdings Ltd	11,412
12,900	Suntec Real Estate Investment Trust	18,058
2,600	UOL Group Ltd	15,709
13,000	Yangzijiang Shipbuilding Holdings Ltd	14,368

	Total Singapore	404,710

	South Africa — 1.4%
587	Anglo American Platinum Ltd *	15,917
1,224	AngloGold Ashanti Ltd	12,393
40,185	Barclays Africa Group Ltd	458,541
4,535	Barloworld Ltd	44,823
21,896	Bidvest Group Ltd (The)	288,747
1,169	Exxaro Resources Ltd	11,782
5,318	Foschini Group Ltd (The)	62,724
1,575	Hyprop Investments Ltd (REIT)	13,827
13,196	Imperial Holdings Ltd	211,937
12,037	Liberty Holdings Ltd	95,912
87,919	MMI Holdings Ltd	140,723
31,834	Nedbank Group Ltd	538,146
745	Pioneer Foods Group Ltd	7,259
13,846	RMB Holdings Ltd	70,744
68,504	Standard Bank Group Ltd	882,910
15,031	Telkom SA SOC Ltd	72,581
5,879	Tiger Brands Ltd	182,236
6,920	Truworths International Ltd	44,151
48,543	Tsogo Sun Holdings Ltd	81,489
4,469	Vodacom Group Ltd	62,384

	Total South Africa	3,299,226

	South Korea — 2.5%
1,933	BNK Financial Group Inc	16,922
822	Daelim Industrial Co Ltd	61,250
2,821	DGB Financial Group Inc	27,544
773	Dongbu Insurance Co Ltd	51,592
203	Dongsuh Cos Inc	4,777
798	Doosan Heavy Industries & Construction Co Ltd	12,772
942	E-MART Inc	187,570
88	GS Holdings Corp	5,524
6,768	Hana Financial Group Inc	294,339
1,868	Hankook Tire Co Ltd	97,973
3,539	Hanwha Corp	154,615
7,208	Hanwha Life Insurance Co Ltd	46,844
312	Hanwha Techwin Co Ltd *	10,742

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
228	Hyosung Corp	32,142
19	Hyundai Construction Equipment Co Ltd *	5,661
343	Hyundai Department Store Co Ltd	29,410
20	Hyundai Electric & Energy System Co Ltd *	4,829
1,836	Hyundai Marine & Fire Insurance Co Ltd	75,404
3,692	Hyundai Motor Co	460,990
1,245	Hyundai Steel Co	63,764
273	Hyundai Wia Corp	16,986
15,920	Industrial Bank of Korea	211,090
8,950	KB Financial Group Inc	440,327
31	KCC Corp	10,899
8,264	Kia Motors Corp	260,258
173	Korea Investment Holdings Co Ltd	10,103
87	KT Corp	2,408
1,031	KT&G Corp	104,817
142	Kumho Petrochemical Co Ltd	9,943
29	LG Chem Ltd	9,772
1,479	LG Corp	110,409
12,505	LG Display Co Ltd	346,973
634	Lotte Chemical Corp	225,314
5	Lotte Chilsung Beverage Co Ltd	6,865
40	Lotte Confectionery Co Ltd	7,022
342	LOTTE Himart Co Ltd	20,774
231	Lotte Shopping Co Ltd	52,712
474	NH Investment & Securities Co Ltd	5,813
751	POSCO	228,260
458	Posco Daewoo Corp	8,624
1,168	Samsung Card Co Ltd	38,526
458	Samsung Electronics Co Ltd	942,798
1,424	Samsung Heavy Industries Co Ltd *	13,561
11,668	Shinhan Financial Group Co Ltd	538,021
123	Shinsegae Inc	21,076
629	SK Holdings Co Ltd	149,513
705	SK Innovation Co Ltd	118,274
1,433	SK Networks Co Ltd	8,928
314	SK Telecom Co Ltd	70,896
4,741	Woori Bank	78,257

	Total South Korea	5,713,883

	Spain — 1.7%
987	ACS Actividades de Construccion y Servicios SA	37,362
138,513	Banco Santander SA	902,755
3,554	CaixaBank SA	18,388
2,279	Ebro Foods SA	54,368
25,768	Endesa SA	622,607
10,605	Gas Natural SDG SA	258,027
35,290	Iberdrola SA	288,746
9,992	International Consolidated Airlines Group SA	79,218
117,941	Mapfre SA	418,129

Shares	Description	Value ($)
	Spain — continued
45,306	Repsol SA	779,570
48,284	Telefonica SA	520,921
584	Zardoya Otis SA	6,024

	Total Spain	3,986,115

	Sweden — 1.0%
11,686	Alfa Laval AB	264,810
5,438	Electrolux AB – Series B	197,852
431	ICA Gruppen AB	17,186
2,220	Kinnevik AB – Class B	66,827
1,316	Loomis AB – Class B	48,018
51,656	Nordea Bank AB	695,481
26,864	Sandvik AB	444,142
7,609	Skandinaviska Enskilda Banken AB – Class A	99,066
3,375	SKF AB – B Shares	67,463
522	Swedbank AB – A Shares	14,120
12,924	Telefonaktiebolaget LM Ericsson – B Shares	75,793
13,524	Telia Co AB	64,536
19,726	Volvo AB – B Shares	337,158

	Total Sweden	2,392,452

	Switzerland — 2.2%
5,540	ABB Ltd (Registered)	128,187
1,602	Adecco Group AG (Registered)	116,118
467	Aryzta AG *	14,714
462	BKW AG	26,845
2,403	Logitech International SA (Registered)	85,630
22,838	Nestle SA (Registered)	1,936,113
16,287	Novartis AG (Registered)	1,373,111
92	Pargesa Holding SA	7,458
1,946	Roche Holding AG	494,422
21	Swatch Group AG (The)	8,386
1,326	Swiss Life Holding AG (Registered) *	474,712
1,312	Swiss Re AG	118,799
82	Valora Holding AG (Registered)	24,744
1,317	Zurich Insurance Group AG	394,174

	Total Switzerland	5,203,413

	Taiwan — 3.9%
71,155	Advanced Semiconductor Engineering Inc	86,130
39,000	Asia Cement Corp	35,404
38,000	Asia Pacific Telecom Co Ltd *	13,040
27,000	Asustek Computer Inc	224,011
2,000	Casetek Holdings Ltd	6,650
20,000	Catcher Technology Co Ltd	255,813
119,000	Cathay Financial Holding Co Ltd	194,819
8,520	Chang Hwa Commercial Bank Ltd	4,663
44,000	China Airlines Ltd *	18,683

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
14,520	China Life Insurance Co Ltd	16,066
153,000	Compal Electronics Inc	110,135
165,320	CTBC Financial Holding Co Ltd	107,269
14,000	Elan Microelectronics Corp	20,071
35,277	Eva Airways Corp	18,399
15,000	Evergreen Marine Corp Taiwan Ltd *	11,463
78,000	Far Eastern New Century Corp	62,527
131,190	First Financial Holding Co Ltd	85,331
88,000	Formosa Chemicals & Fibre Corp	277,145
4,000	Formosa Petrochemical Corp	14,151
96,000	Formosa Plastics Corp	299,272
13,000	Formosa Taffeta Co Ltd	12,935
11,361	Foxconn Technology Co Ltd	36,187
178,000	Fubon Financial Holding Co Ltd	286,794
92,000	Grand Pacific Petrochemical	78,097
598,525	Hon Hai Precision Industry Co Ltd	2,337,271
6,000	HTC Corp *	13,698
73,432	Hua Nan Financial Holdings Co Ltd – Class C	41,062
287,000	Innolux Corp	140,330
104,000	Inventec Corp	82,753
108,435	Lite-On Technology Corp	160,767
20,000	Long Chen Paper Co Ltd	29,373
9,000	Lotes Co Ltd	56,539
17,000	MediaTek Inc	152,875
15,000	Mega Financial Holding Co Ltd	12,070
2,000	Merida Industry Co Ltd	8,802
21,000	Mitac Holdings Corp	25,068
113,000	Nan Ya Plastics Corp	285,840
11,000	Nanya Technology Corp	23,652
35,000	Novatek Microelectronics Corp	136,522
1,000	OBI Pharma Inc *	6,328
73,000	Pegatron Corp	230,640
12,000	Phison Electronics Corp	162,333
65,000	Pou Chen Corp	84,484
66,000	Quanta Computer Inc	150,610
48,000	Radiant Opto-Electronics Corp	121,524
16,800	Ruentex Development Co Ltd *	16,488
10,000	Ruentex Industries Ltd *	16,137
24,000	Shin Kong Financial Holding Co Ltd	6,988
20,000	Siliconware Precision Industries Co Ltd	31,703
12,550	SinoPac Financial Holdings Co Ltd *	4,036
52,350	Synnex Technology International Corp	58,534
33,063	Taiwan Business Bank	9,147
12,000	Taiwan Fertilizer Co Ltd	16,026
45,831	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,694,372
32,000	Teco Electric and Machinery Co Ltd	29,953
3,000	Transcend Information Inc	8,958
360,000	United Microelectronics Corp	179,949
212,503	Wistron Corp	201,322

Shares	Description	Value ($)
	Taiwan — continued
83,000	WPG Holdings Ltd	108,285
36,000	Yulon Motor Co Ltd	31,049
22,000	Zhen Ding Technology Holding Ltd	51,138

	Total Taiwan	9,001,681

	Thailand — 0.1%
6,000	Advanced Info Service Pcl (Foreign Registered)	33,924
4,200	Bangkok Bank Pcl NVDR	23,358
9,200	Banpu Pcl (Foreign Registered)	4,887
6,900	BEC World Pcl (Foreign Registered)	3,597
32,700	BTS Group Holdings Pcl (Foreign Registered)	8,527
2,800	Glow Energy Pcl (Foreign Registered)	7,234
8,100	Indorama Ventures Pcl (Foreign Registered)	9,524
53,900	IRPC Pcl (Foreign Registered)	9,670
21,000	Krung Thai Bank Pcl (Foreign Registered)	11,840
9,600	PTT Exploration & Production Pcl (Foreign Registered)	25,342
11,800	PTT Global Chemical Pcl (Foreign Registered)	27,225
7,600	PTT Pcl (Foreign Registered)	91,421
4,600	Thai Oil Pcl (Foreign Registered)	13,065
50,300	TMB Bank Pcl (Foreign Registered)	3,575

	Total Thailand	273,189

	Turkey — 1.0%
94,576	Eregli Demir ve Celik Fabrikalari TAS	225,322
66,661	KOC Holding AS	348,523
1,778	TAV Havalimanlari Holding AS	10,937
9,008	Turk Telekomunikasyon AS *	18,757
30,928	Turkcell Iletisim Hizmetleri AS	118,441
140,249	Turkiye Garanti Bankasi AS	436,985
10,429	Turkiye Halk Bankasi AS	44,845
269,341	Turkiye Is Bankasi – Class C	585,245
54,836	Turkiye Sise ve Cam Fabrikalari AS	70,608
239,630	Turkiye Vakiflar Bankasi TAO – Class D	500,683
902	Ulker Biskuvi Sanayi AS	5,395
7,201	Yapi ve Kredi Bankasi AS *	10,153

	Total Turkey	2,375,894

	United Arab Emirates — 0.1%
30,521	Abu Dhabi Commercial Bank PJSC	60,920
40,288	DAMAC Properties Dubai Co PJSC	44,399
32,700	Dubai Islamic Bank PJSC	54,361
4,957	Emaar Malls PJSC	3,322
6,544	First Abu Dhabi Bank PJSC	18,539

	Total United Arab Emirates	181,541

10	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 6.7%
16,433	3i Group Plc	206,164
5,386	888 Holdings Plc	18,298
734	Antofagasta Plc	9,840
6,436	AstraZeneca Plc	377,329
58,894	Aviva Plc	398,258
1,356	Babcock International Group Plc	14,244
31,789	BAE Systems Plc	249,812
86,083	Barclays Plc	212,891
9,977	Barratt Developments Plc	80,828
1,440	Berkeley Group Holdings Plc (The)	69,773
5,374	BHP Billiton Plc	102,308
95,593	BP Plc	552,181
12,752	British American Tobacco Plc	795,535
16,595	British Land Co Plc (The) (REIT)	131,487
70,257	Centrica Plc	181,591
8,101	Chemring Group Plc	18,514
1,950	Close Brothers Group Plc	38,984
9,151	Cobham Plc *	16,256
18,429	Compass Group Plc	394,083
3,080	Direct Line Insurance Group Plc	15,136
852	easyJet Plc	13,205
12,166	Electrocomponents Plc	99,712
4,826	Fenner Plc	21,475
17,464	Ferrexpo Plc	67,697
19,015	G4S Plc	69,654
1,812	Galliford Try Plc	32,664
21,523	GKN Plc	88,701
85,329	Glencore Plc *	397,673
23,479	Hammerson Plc (REIT)	170,513
101,234	HSBC Holdings Plc	981,437
2,863	IMI Plc	42,035
8,155	Inchcape Plc	87,865
494	Inmarsat Plc	4,678
5,037	Intu Properties Plc (REIT)	16,228
1,662	Investec Plc	12,640
1,346	Investec Plc	10,283
24,342	J Sainsbury Plc	74,099
12,387	Land Securities Group Plc (REIT)	161,924
119,397	Legal & General Group Plc	402,064
688,758	Lloyds Banking Group Plc	567,740
11,773	Marks & Spencer Group Plc	48,743
10,438	Meggitt Plc	69,916
4,895	Mondi Plc	133,755
2,990	Northgate Plc	15,574
25,087	Old Mutual Plc	67,385
2,224	Pearson Plc	17,438
6,348	Persimmon Plc	218,597
3,315	Petrofac Ltd	17,921
20,002	QinetiQ Group Plc	59,552
11,579	Reckitt Benckiser Group Plc	1,098,020

Shares	Description	Value ($)
	United Kingdom — continued
6,296	Rio Tinto Plc	305,807
18,462	Royal Bank of Scotland Group Plc *	60,166
22,800	Royal Dutch Shell Plc A Shares (London)	628,342
19,061	Royal Dutch Shell Plc B Shares (London)	532,004
13,993	RSA Insurance Group Plc	120,647
2,300	Schroders Plc	100,188
439	Severn Trent Plc	12,878
5,249	Sky Plc	64,917
4,112	Smiths Group Plc	82,171
3,601	Spectris Plc	107,900
20,318	Standard Life Aberdeen Plc	112,908
28,717	Standard Chartered Plc *	286,029
12,638	Tate & Lyle Plc	111,591
27,651	Taylor Wimpey Plc	71,845
8,991	TP ICAP Plc	57,379
292	Travis Perkins Plc	5,688
1,680	UBM Plc	14,417
61,000	Unilever Plc	3,559,023
4,416	Vedanta Resources Plc	48,802
3,590	Vesuvius Plc	26,822
87,684	Wm Morrison Supermarkets Plc	278,794

	Total United Kingdom	15,541,018

	United States — 37.3%
16,518	3M Co.	3,374,958
40,700	Abbott Laboratories	2,073,258
23,500	Accenture Plc – Class A	3,072,860
2,428	Alphabet, Inc. – Class A *	2,319,323
4,600	Alphabet, Inc. – Class C *	4,320,918
33,971	American Express Co.	2,924,903
5,900	Amphenol Corp. – Class A	477,546
5,359	Analog Devices, Inc.	448,387
6,869	Anthem, Inc.	1,346,599
36,600	Apple, Inc.	6,002,400
2,400	Automatic Data Processing, Inc.	255,528
4,679	Becton Dickinson and Co.	933,180
77,051	Cisco Systems, Inc.	2,481,813
39,667	Coca-Cola Co. (The)	1,806,832
40,966	Cognizant Technology Solutions Corp. – Class A	2,899,164
11,914	Costco Wholesale Corp.	1,867,400
8,800	CVS Health Corp.	680,592
8,200	Eli Lilly & Co.	666,578
21,348	Emerson Electric Co.	1,260,386
6,100	Honeywell International, Inc.	843,447
4,454	Humana, Inc.	1,147,439
34,700	Johnson & Johnson	4,593,239
8,163	Mastercard, Inc. – Class A	1,088,128
34,667	Medtronic Plc	2,794,854
93,420	Microsoft Corp.	6,985,013

See accompanying notes to the financial statements.	11

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	United States — continued
13,937	Monsanto Co.	1,633,416
109,882	Oracle Corp.	5,530,361
5,766	PepsiCo, Inc.	667,299
22,300	Pfizer, Inc.	756,416
32,384	Philip Morris International, Inc.	3,786,661
42,909	QUALCOMM, Inc.	2,242,853
3,165	Rockwell Automation, Inc.	519,250
14,894	Schlumberger Ltd.	945,918
9,226	Stryker Corp.	1,304,280
17,400	Teradata Corp. *	555,408
12,781	Texas Instruments, Inc.	1,058,522
5,716	TJX Cos., Inc. (The)	413,267
24,992	UnitedHealth Group, Inc.	4,970,909
13,489	United Technologies Corp.	1,614,903
19,524	US Bancorp	1,000,605
10,912	VF Corp.	686,037
27,024	Wells Fargo & Co.	1,380,116
5,228	Zimmer Biomet Holdings, Inc.	597,404

	Total United States	86,328,370

	TOTAL COMMON STOCKS (COST $175,220,158)	207,848,701

	PREFERRED STOCKS — 1.8%

	Brazil — 1.2%
47,608	Banco Bradesco SA *	507,863
9,600	Bradespar SA 3.98%	81,976
12,100	Braskem SA – Class A 2.98%	146,491
8,300	Centrais Eletricas Brasileiras SA – Class B *	54,132
112,100	Cia Energetica de Minas Gerais 1.44%	298,425
50,900	Gerdau SA 0.17%	191,612
17,640	Itau Unibanco Holding SA 0.42%	226,114
184,804	Itausa – Investimentos Itau SA 0.55%	598,821
123,300	Metalurgica Gerdau SA *	221,700
1,500	Suzano Papel e Celulose SA – Class A 1.88%	8,339
48,900	Vale SA *	505,956

	Total Brazil	2,841,429

	Colombia — 0.0%
37,891	Grupo Aval Acciones y Valores SA 4.44%	16,959
1,758	Grupo de Inversiones Suramericana SA 1.21%	23,986

	Total Colombia	40,945

	Germany — 0.3%
811	Bayerische Motoren Werke AG 4.73%	67,354
328	Draegerwerk AG & Co KGaA 0.21%	35,140
405	Porsche Automobil Holding SE 1.89%	22,989
3,008	Volkswagen AG 1.50%	449,426

	Total Germany	574,909

Shares / Par Value†		Description	Value ($)
		Russia — 0.0%
	27,445	Surgutneftegas OJSC	13,710

		South Korea — 0.3%
	598	Hyundai Motor Co 4.38%	51,220
	1,041	Hyundai Motor Co 2nd Preference 4.00%	94,351
	127	LG Chem Ltd 1.99%	29,694
	254	Samsung Electronics Co Ltd 1.36%	425,240

		Total South Korea	600,505

		TOTAL PREFERRED STOCKS (COST $3,078,935)	4,071,498

		RIGHTS/WARRANTS — 0.0%

		China — 0.0%
	50	Fosun International Ltd Rights, Expires 12/31/49 *	—

		TOTAL RIGHTS/WARRANTS (COST $0)	—

		MUTUAL FUNDS — 4.5%

		United States — 4.5%
		Affiliated Issuers — 4.5%
	419,024	GMO U.S. Treasury Fund	10,471,405

		TOTAL MUTUAL FUNDS (COST $10,471,405)	10,471,405

		SHORT-TERM INVESTMENTS — 4.4%

		Time Deposits — 0.1%
AUD	9,313	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.73%, due 09/01/17	7,404
CAD	2,018	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.15%, due 09/01/17	1,616
EUR	774	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.56)%, due 09/01/17	921
GBP	1,189	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/17	1,537
HKD	122,316	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/17	15,630
JPY	967,449	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.13)%, due 09/01/17	8,800
SGD	1,041	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/17	768
ZAR	3,517	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.07%, due 09/01/17	270
	129,762	Sumitomo (Tokyo) Time Deposit, 0.87%, due 09/01/17	129,762

		Total Time Deposits	166,708

12	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	U.S. Government — 4.3%
780,000	U.S. Treasury Bill, 0.99%, due 11/30/17 (b) (c)	778,084
5,000,000	U.S. Treasury Bill, 0.98%, due 12/07/17 (b) (c)	4,986,850
1,500,000	U.S. Treasury Bill, 1.02%, due 12/21/17 (b) (c)	1,495,329
1,200,000	U.S. Treasury Bill, 1.01%, due 01/18/18 (b) (c)	1,195,378
1,500,000	U.S. Treasury Bill, 1.03%, due 01/25/18 (b) (c)	1,493,810

	Total U.S. Government	9,949,451

	TOTAL SHORT-TERM INVESTMENTS (COST $10,113,089)	10,116,159

	TOTAL INVESTMENTS — 100.5% (Cost $198,883,587)	232,507,763
	Other Assets and Liabilities (net) — (0.5%)	(1,176,621)

	TOTAL NET ASSETS — 100.0%	$231,331,142

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/13/2017	MSCI	AUD	4,219,681	USD	3,176,837	$(177,323)
09/11/2017	BOA	CHF	2,010,789	USD	2,093,896	(3,748)
10/20/2017	JPM	EUR	20,806,942	USD	24,205,593	(624,819)
10/20/2017	DB	GBP	7,125,684	USD	9,312,735	84,188
09/15/2017	DB	JPY	1,748,590,677	USD	15,967,946	55,403
09/15/2017	BCLY	KRW	7,495,246,081	USD	6,677,473	10,806
09/15/2017	BCLY	USD	6,686,251	KRW	7,495,246,081	(19,585)
09/13/2017	GS	USD	591,070	AUD	744,800	961

						$(674,117)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Sales
1,563	S&P 500 E-Mini	September 2017	$193,030,500	$(3,172,625)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

See accompanying notes to the financial statements.	13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	45.2%
Debt Obligations	37.7
Short-Term Investments	13.3
Preferred Stocks	1.6
Mutual Funds	1.3
Investment Funds	0.3
Purchased Options	0.1
Rights/Warrants	0.1
Swap Contracts	0.0	^
Loan Assignments	0.0	^
Loan Participations	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.0	)^
Exchange-Traded Funds	(0.1)
Securities Sold Short	(3.3)
Other	3.8

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	11.8%
United Kingdom	4.7
Other Developed	2.2	‡
Other Emerging	2.0	†
New Zealand	1.8
Euro Region	1.2	±

	23.7%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	8.6%
Other Developed	5.6	‡
China	5.2
Taiwan	4.7
United Kingdom	3.9
South Korea	3.6
Germany	3.2
Japan	2.8
India	2.6
Other Emerging	2.6	†
Brazil	1.6
France	1.5
Turkey	1.3
Thailand	1.1

	48.3%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

±	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
11,279,395	GMO Emerging Country Debt Fund, Class IV	340,750,533
794,042,543	GMO Implementation Fund	10,997,489,217
20,445,340	GMO Opportunistic Income Fund, Class VI	541,597,047
30,766,271	GMO SGM Major Markets Fund, Class VI	1,010,979,662
29,685,499	GMO Special Opportunities Fund, Class VI	686,031,881

	TOTAL MUTUAL FUNDS (COST $12,784,989,281)	13,576,848,340

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
8,128,419	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (a)	8,128,419

	TOTAL SHORT-TERM INVESTMENTS (COST $8,128,419)	8,128,419

	TOTAL INVESTMENTS — 100.1% (Cost $12,793,117,700)	13,584,976,759
	Other Assets and Liabilities (net) — (0.1%)	(8,755,976)

	TOTAL NET ASSETS — 100.0%	$13,576,220,783

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

See accompanying notes to the financial statements.	15

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	50.6%
Debt Obligations	35.8
Short-Term Investments	11.8
Preferred Stocks	1.9
Investment Funds	0.3
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Futures Contracts	0.0	^
Fully Funded Total Return Swaps	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Securities Sold Short	(0.3)
Other	(0.1)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	13.9%
Other Emerging	2.3	†
United Kingdom	1.0
Other Developed	0.6	‡
Euro Region	(0.0	)^#

	17.8%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	8.3%
China	8.0
Other Developed	6.3	‡
Taiwan	5.5
South Korea	4.5
Japan	3.5
United Kingdom	3.4
India	3.3
Germany	2.9
Other Emerging	2.4	†
Brazil	1.9
France	1.7
Turkey	1.6
South Africa	1.2
Thailand	1.1

	55.6

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through the use of certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

16

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 34.0%

	Australia — 0.5%
61,781	Adelaide Brighton Ltd	283,099
1,434	ASX Ltd	62,430
192,693	BHP Billiton Ltd	4,194,761
137,330	BlueScope Steel Ltd	1,188,685
40,010	Codan Ltd	71,692
41,522	Credit Corp Group Ltd	593,850
468,859	CSR Ltd	1,511,144
105,779	Dexus (REIT)	808,329
686,157	Downer EDI Ltd	3,899,647
422,553	Fortescue Metals Group Ltd	2,033,113
253,594	Genworth Mortgage Insurance Australia Ltd	584,517
379,812	Metcash Ltd	821,326
83,292	Mineral Resources Ltd	987,465
50,306	Myer Holdings Ltd	29,195
3,444	Navitas Ltd	12,355
324,778	OZ Minerals Ltd	2,110,127
169,874	Pact Group Holdings Ltd	698,182
27,413	Resolute Mining Ltd	26,710
16,239	Rio Tinto Ltd	880,397
58,493	Shopping Centres Australasia Property Group (REIT)	103,822
75,159	Sigma Healthcare Ltd	51,238
3,762	Virtus Health Ltd	17,377
55,678	WorleyParsons Ltd *	597,272
34,707	WPP AUNZ Ltd	31,618

	Total Australia	21,598,351

	Austria — 0.2%
7,647	Oesterreichische Post AG	342,630
94,528	OMV AG	5,438,167
4,441	POLYTEC Holding AG	85,193
41,157	voestalpine AG	2,135,794

	Total Austria	8,001,784

	Belgium — 0.0%
17,705	AGFA-Gevaert NV *	78,339
2,692	Barco NV	262,626
20,983	bpost SA	586,007
6,404	D’ieteren SA/NV	294,498
420	Orange Belgium SA	10,105

	Total Belgium	1,231,575

	Brazil — 0.4%
110,700	AES Tiete Energia SA	497,611
36,950	Banco Bradesco SA	378,556
43,600	Banco BTG Pactual SA	226,321
200,000	Banco do Brasil SA	1,950,538

Shares	Description	Value ($)
	Brazil — continued
9,200	BB Seguridade Participacoes SA	81,015
43,600	BTG Pactual Participations Ltd *	5,540
490,000	Centrais Eletricas Brasileiras SA *	2,742,761
81,800	Cia de Saneamento Basico do Estado de Sao Paulo	835,450
23,700	Cia Hering	203,282
11,500	EcoRodovias Infraestrutura e Logistica SA	39,090
45,800	EDP – Energias do Brasil SA	221,736
55,300	Engie Brasil Energia SA	634,188
58,900	Gerdau SA	220,231
12,200	Grendene SA	105,573
555,100	JBS SA	1,528,890
42,800	LPS Brasil Consultoria de Imoveis SA *	64,584
53,800	M Dias Branco SA	839,169
33,600	MRV Engenharia e Participacoes SA	143,992
17,100	Multiplus SA	203,765
2,500	Porto Seguro SA	27,598
26,500	Qualicorp SA	293,383
215,700	Rumo SA *	707,842
132,800	Transmissora Alianca de Energia Eletrica SA	949,219
507,100	Vale SA Sponsored ADR	5,613,597
84,700	Via Varejo SA	443,970
1,900	WEG SA	12,349

	Total Brazil	18,970,250

	Canada — 0.8%
28,600	AGF Management Ltd – Class B	177,956
94,400	Air Canada *	1,764,401
27,000	Bank of Montreal	1,937,514
42,700	Baytex Energy Corp *	108,458
8,194	BRP Inc	272,313
54,800	Canadian Imperial Bank of Commerce	4,603,858
33,900	Canadian Tire Corp Ltd – Class A	4,012,348
25,600	Capital Power Corp	538,343
33,800	Cascades Inc	395,179
7,400	Celestica Inc *	85,026
2,600	Celestica Inc *	29,836
5,500	CGI Group Inc – Class A *	279,812
68,000	CI Financial Corp	1,488,785
700	Cominar Real Estate Investment Trust	7,590
2,700	Corus Entertainment Inc – B Shares	29,795
5,040	Dream Industrial Real Estate Investment Trust	36,526
298,700	IAMGOLD Corp *	1,982,961
8,900	IGM Financial Inc	291,428
34,800	Industrial Alliance Insurance & Financial Services Inc	1,493,439
45,100	Just Energy Group Inc	260,397

See accompanying notes to the financial statements.	17

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
17,300	Labrador Iron Ore Royalty Corp	277,216
900	Laurentian Bank of Canada	40,483
21,100	Medical Facilities Corp	259,367
249,900	Metro Inc	8,248,951
9,500	National Bank of Canada	437,285
17,000	North West Co Inc (The)	428,284
17,300	Open Text Corp	556,648
49,600	Pure Industrial Real Estate Trust (REIT)	262,945
37,800	Rogers Sugar Inc	195,546
30,600	Russel Metals Inc	637,607
26,200	Toromont Industries Ltd	1,127,938
71,400	Transcontinental Inc – Class A	1,389,405
32,100	Trican Well Service Ltd *	95,111
14,200	Valener Inc	259,950
11,200	Wajax Corp	173,550
8,300	West Fraser Timber Co Ltd	430,636
23,230	WestJet Airlines Ltd	495,387
2,900	Westshore Terminals Investment Corp	58,639
26,000	ZCL Composites Inc	271,920

	Total Canada	35,442,833

	Chile — 0.0%
292,008	Enel Americas SA	63,252
1,047,086	Enel Chile SA	123,956
46,581	Inversiones Aguas Metropolitanas SA	83,795
5,304	Inversiones La Construccion SA	76,873
35,700	Vina Concha y Toro SA	60,977

	Total Chile	408,853

	China — 5.4%
1,200	51job Inc ADR *	71,280
24,330,000	Agricultural Bank of China Ltd – Class H	11,478,158
22,700	Alibaba Group Holding Ltd Sponsored ADR *	3,898,498
1,932,000	Anhui Conch Cement Co Ltd – Class H	7,229,557
36,000	Anhui Expressway Co Ltd – Class H	27,283
536,000	ANTA Sports Products Ltd	2,112,418
2,858,000	BAIC Motor Corp Ltd – Class H	2,551,035
2,600	Baidu Inc Sponsored ADR *	592,930
3,142,000	Bank of China Ltd – Class H	1,660,485
44,000	Baoye Group Co Ltd – Class H *	32,141
540,000	Beijing Capital International Airport Co Ltd – Class H	875,223
4,000	Beijing Enterprises Holdings Ltd	22,386
85,375	Changyou.com Ltd ADR *	3,416,708
60,000	Chaowei Power Holdings Ltd	31,088
1,994,000	China BlueChemical Ltd – Class H	615,463
717,000	China Cinda Asset Management Co Ltd – Class H	267,241

Shares	Description	Value ($)
	China — continued
734,000	China Communications Construction Co Ltd – Class H	979,444
6,968,000	China Communications Services Corp Ltd – Class H	3,781,744
3,752,000	China Construction Bank Corp – Class H	3,301,032
632,000	China Everbright Ltd	1,445,197
2,154,000	China Greenfresh Group Co Ltd	377,573
60,000	China Jinmao Holdings Group Ltd	26,733
2,484,000	China Lesso Group Holdings Ltd	1,787,684
3,064,000	China Machinery Engineering Corp – Class H	2,012,142
408,000	China Mobile Ltd	4,330,014
12,574,000	China National Building Material Co Ltd – Class H	7,921,598
1,411,000	China National Materials Co Ltd – Class H	614,699
19,208,000	China Petroleum & Chemical Corp – Class H	14,704,206
5,515,500	China Railway Construction Corp Ltd – Class H	7,251,342
1,796,000	China Railway Group Ltd – Class H	1,439,972
464,000	China Resources Cement Holdings Ltd	255,586
358,000	China Resources Power Holdings Co Ltd	658,381
2,537,500	China Shenhua Energy Co Ltd – Class H	6,553,763
28,758,000	China Telecom Corp Ltd – Class H	14,810,435
12,700	China Yuchai International Ltd	232,918
794,000	Chongqing Rural Commercial Bank Co Ltd – Class H	553,979
1,330,000	CIFI Holdings Group Co Ltd	749,386
4,443,000	Country Garden Holdings Co Ltd	5,918,170
108,500	Dali Foods Group Co Ltd	72,233
6,822,000	Dongfeng Motor Group Co Ltd – Class H	8,873,256
3,770,000	Great Wall Motor Co Ltd – Class H	4,745,002
750,000	Greentown China Holdings Ltd	912,435
50,000	Guangdong Investment Ltd	73,945
3,539,200	Guangzhou R&F Properties Co Ltd – Class H	8,282,187
791,000	Haier Electronics Group Co Ltd *	2,108,078
250,000	Haitian International Holdings Ltd	752,134
1,544,000	Harbin Electric Co Ltd – Class H	788,234
513,000	Hi Sun Technology China Ltd *	119,085
624,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	741,541
235,000	Hua Hong Semiconductor Ltd	312,266
3,735,000	Huabao International Holdings Ltd	2,282,653
150,000	IGG Inc	235,847
3,507,000	Industrial and Commercial Bank of China Ltd – Class H	2,635,415
306,000	Jiangnan Group Ltd	20,756
1,528,000	Jiangsu Expressway Co Ltd – Class H	2,345,609
928,000	Jiangxi Copper Co Ltd – Class H	1,615,491

18	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	China — continued
1,235,000	Kingboard Chemical Holdings Ltd	6,750,932
1,562,000	Kingboard Laminates Holdings Ltd	2,654,217
1,650,000	KWG Property Holding Ltd	1,503,759
1,176,000	Lee & Man Paper Manufacturing Ltd	1,374,129
65,700	Livzon Pharmaceutical Group Inc – Class H	357,738
574,500	Longfor Properties Co Ltd	1,382,245
4,267,000	Lonking Holdings Ltd	1,703,145
10,000	Minth Group Ltd	46,117
26,400	NetEase Inc ADR	7,282,176
275,000	Nexteer Automotive Group Ltd *	456,656
784,000	Nine Dragons Paper Holdings Ltd	1,311,462
758,000	PICC Property & Casualty Co Ltd – Class H	1,428,025
132,000	Powerlong Real Estate Holdings Ltd	66,856
102,000	Qingling Motors Co Ltd – Class H	32,747
45,000	Road King Infrastructure Ltd	59,872
164,000	Shandong Weigao Group Medical Polymer Co Ltd – Class H	130,891
91,000	Shanghai Fosun Pharmaceutical Group Co Ltd – Class H	342,606
769,000	Shanghai Industrial Holdings Ltd	2,344,330
1,185,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	2,918,894
526,000	Shenzhen Expressway Co Ltd – Class H	514,090
2,083,000	Shimao Property Holdings Ltd	4,308,132
42,200	SINA Corp *	4,297,226
1,397,000	Sino-Ocean Group Holding Ltd	966,103
2,524,000	Sinopec Engineering Group Co Ltd – Class H	2,278,099
252,400	Sinopharm Group Co Ltd – Class H	1,142,641
12,000	Sinotrans Ltd – Class H	6,795
1,807,500	Sinotruk Hong Kong Ltd	2,004,530
3,442,000	Skyworth Digital Holdings Ltd	1,599,998
4,000	SOHO China Ltd *	2,334
90,676	Sohu.com Inc *	4,836,658
127,000	Spring Real Estate Investment Trust	57,516
725,000	Sun Art Retail Group Ltd	667,723
28,800	Tencent Holdings Ltd	1,211,895
267,500	Texhong Textile Group Ltd	304,553
706,000	Tianjin Port Development Holdings Ltd *	116,828
650,000	Tianneng Power International Ltd	556,901
2,127,000	TravelSky Technology Ltd – Class H	5,824,359
895,000	Want Want China Holdings Ltd	592,713
3,495,000	Weichai Power Co Ltd – Class H	3,609,684
733,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	602,682
1,809,500	Xtep International Holdings Ltd	643,624
496,000	Yuexiu Transport Infrastructure Ltd	380,494
4,708,000	Yuzhou Properties Co Ltd	3,028,360
2,710,000	Zhejiang Expressway Co Ltd – Class H	3,392,097

Shares	Description	Value ($)
	China — continued
411,000	Zhongsheng Group Holdings Ltd	895,092
440,800	ZTE Corp – Class H *	1,204,746

	Total China	228,696,729

	Colombia — 0.1%
144,314	Almacenes Exito SA	751,590
228,700	Ecopetrol SA Sponsored ADR	2,106,327

	Total Colombia	2,857,917

	Czech Republic — 0.1%
115,829	CEZ AS	2,198,326
117,405	Moneta Money Bank AS	411,675
558	Philip Morris CR AS	395,752

	Total Czech Republic	3,005,753

	Denmark — 0.0%
12	AP Moeller – Maersk A/S – Class B	24,788
1,010	Dfds A/S	58,287
4,494	Schouw & Co AB	471,555

	Total Denmark	554,630

	Finland — 0.2%
9,043	Cramo Oyj	253,084
1,330	Kesko Oyj – B Shares	71,684
10,212	Neste Oyj	450,211
22,989	Orion Oyj – Class B	1,088,456
264,308	UPM-Kymmene Oyj	6,880,148

	Total Finland	8,743,583

	France — 1.7%
160,837	Air France-KLM *	2,458,828
8,227	Alten SA	700,199
2,459	Amundi SA	189,275
538,042	AXA SA	15,600,298
123,398	BNP Paribas SA	9,381,692
176	Capgemini SE	19,512
8,155	Casino Guichard Perrachon SA	463,524
14,652	Christian Dior SE	4,521,822
103,139	CNP Assurances	2,393,914
116,267	Credit Agricole SA	2,052,074
11,982	Derichebourg SA	113,574
1,216	Fnac Darty SA *	108,564
9,969	IPSOS	311,470
2,872	Jacquet Metal Service	85,778
3,175	LVMH Moet Hennessy Louis Vuitton SE	833,977
3,147	MGI Coutier	123,265
2,513	Neopost SA	109,215
56,700	Peugeot SA	1,198,866
7,417	Rallye SA	135,915
71,682	SCOR SE	3,000,851

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	France — continued
172,360	Societe Generale SA	9,642,152
198,700	STMicroelectronics NV – NY Shares	3,465,328
96,073	STMicroelectronics NV	1,670,928
267,825	TOTAL SA	13,896,735
19,061	Valeo SA	1,275,882

	Total France	73,753,638

	Germany — 1.6%
20,008	ADVA Optical Networking SE *	113,425
73,541	Allianz SE (Registered)	15,761,771
63,089	BASF SE	6,119,472
133,506	Bayerische Motoren Werke AG	12,415,142
4,253	Cewe Stiftung & Co KGAA	365,231
8,626	Covestro AG	678,446
209,361	Daimler AG (Registered Shares)	15,277,473
332,931	Deutsche Lufthansa AG (Registered)	8,361,554
161	Duerr AG	18,781
2,770	Henkel AG & Co KGaA	335,471
1,010	Isra Vision AG	175,658
2,694	Koenig & Bauer AG	203,831
183,462	RWE AG *	4,581,672
10,633	SAP AG	1,115,952
22,622	Software AG	995,199
28,286	STADA Arzneimittel AG	2,650,262
18,460	Talanx AG	764,041
1,768	Volkswagen AG	273,328
2,422	Washtec AG	192,191

	Total Germany	70,398,900

	Greece — 0.1%
286,828	Alpha Bank AE *	727,670
284,720	Eurobank Ergasias SA *	307,298
12,055	FF Group *	299,942
19,380	Mytilineos Holdings SA *	197,996
973,262	National Bank of Greece SA *	394,413
49,300	Piraeus Bank SA *	276,336

	Total Greece	2,203,655

	Hong Kong — 0.8%
51,200	ASM Pacific Technology Ltd	634,530
910,400	BOC Hong Kong Holdings Ltd	4,651,241
833,400	Champion (REIT)	613,655
41,700	Dah Sing Banking Group Ltd	93,931
4,000	Dah Sing Financial Holdings Ltd	29,039
43,387	Henderson Land Development Co Ltd	269,503
40,000	HKT Trust & HKT Ltd – Class SS	51,805
147,100	Hysan Development Co Ltd	681,114
530,076	I-CABLE Communications Ltd *	18,661
169,800	Kerry Properties Ltd	673,999

Shares	Description	Value ($)
	Hong Kong — continued
737,900	Link (REIT)	6,095,651
71,800	Luk Fook Holdings International Ltd	246,539
564,000	Man Wah Holdings Ltd	525,623
29,700	New World Development Co Ltd	40,649
2,596,900	SJM Holdings Ltd	2,270,302
14,300	SmarTone Telecommunications Holdings Ltd	17,476
2,000	Swire Pacific Ltd – Class A	20,370
1,400	Television Broadcasts Ltd	4,675
8,000	Truly International Holdings Ltd	2,426
4,373,500	WH Group Ltd	4,584,066
750,100	Wharf Holdings Ltd (The)	7,155,610
365,500	Wheelock & Co Ltd	2,738,495
55,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	10,636
911,400	Xinyi Glass Holdings Ltd *	909,939
49,900	Yue Yuen Industrial Holdings Ltd	216,455

	Total Hong Kong	32,556,390

	Hungary — 0.1%
733,294	Magyar Telekom Telecommunications Plc	1,393,641
78,185	Richter Gedeon Nyrt	2,035,768

	Total Hungary	3,429,409

	India — 1.9%
535,705	Andhra Bank *	443,082
30,627	Asian Paints Ltd	561,726
39,171	Aurobindo Pharma Ltd	445,542
14,333	Balmer Lawrie & Co Ltd	53,824
775,731	Bharat Electronics Ltd	2,309,631
442,050	Bharat Petroleum Corp Ltd	3,655,190
70,904	Cadila Healthcare Ltd	555,980
399,091	Canara Bank	2,132,089
55,041	Claris Lifesciences Ltd * (a)	321,072
373,759	Firstsource Solutions Ltd *	223,300
129,161	GAIL India Ltd	766,740
58,094	Gujarat Industries Power Co Ltd	115,741
404,789	HCL Technologies Ltd	5,415,261
100,322	HDFC Bank Ltd (a)	2,780,215
13,733	Hero MotoCorp Ltd	857,456
180,160	Hexaware Technologies Ltd	770,148
319,690	Hindustan Petroleum Corp Ltd	2,445,041
26,422	Hindustan Unilever Ltd	502,708
287,180	Hindustan Zinc Ltd	1,362,237
327,135	Housing Development & Infrastructure Ltd *	318,588
110,781	ICICI Bank Ltd	519,943
549,984	IFCI Ltd *	206,886
157,760	Indian Bank	712,844

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	India — continued
510,545	Indian Oil Corp Ltd	3,642,675
139,904	Infosys Ltd	2,002,297
662,624	Infosys Ltd Sponsored ADR	9,939,360
1,199,694	Jaiprakash Associates Ltd *	447,671
128,948	Jaypee Infratech Ltd *	34,078
89,397	Jubilant Life Sciences Ltd	982,344
478,191	Karnataka Bank Ltd (The)	1,132,287
48,933	Kotak Mahindra Bank Ltd	748,823
66,842	KPIT Technologies Ltd	122,009
29,419	Larsen & Toubro Ltd	523,079
39,917	Maruti Suzuki India Ltd	4,827,229
3,290	Merck Ltd	61,843
19,517	MOIL Ltd	110,521
21,666	Mphasis Ltd	206,231
120,585	NIIT Technologies Ltd *	939,112
1,230,158	NMDC Ltd	2,439,642
1,651,278	Oil & Natural Gas Corp Ltd	4,059,176
30,372	Oil India Ltd	136,072
669	Oracle Financial Services Software Ltd	35,919
208,617	Oriental Bank of Commerce *	415,515
2,771,702	Power Finance Corp Ltd	5,304,873
446,917	PTC India Ltd	839,705
3,074,536	Rural Electrification Corp Ltd	8,146,221
159,138	Sonata Software Ltd	393,240
18,766	Sun TV Network Ltd	204,878
597,800	Syndicate Bank *	604,525
15,323	Tata Consultancy Services Ltd	599,269
14,794	Tech Mahindra Ltd	98,990
44,755	Uflex Ltd	307,033
7,689	UltraTech Cement Ltd	482,160
133,197	Union Bank of India *	285,538
272,677	Vedanta Ltd	1,320,194
211,468	Wipro Ltd	985,573
3,400	WNS Holdings Ltd ADR *	119,000
22,249	Yes Bank Ltd	611,952

	Total India	80,584,278

	Indonesia — 0.0%
1,866,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,391
2,191,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	116,857
819,400	Barito Pacific Tbk PT *	121,382
618,300	Harum Energy Tbk PT *	107,720
721,800	Indo Tambangraya Megah Tbk PT	1,053,463
47,500	Indofood Sukses Makmur Tbk PT	29,877
6,154,600	Panin Financial Tbk PT *	114,620
866,600	Ramayana Lestari Sentosa Tbk PT	65,748

Shares	Description	Value ($)
	Indonesia — continued
56,000	Telekomunikasi Indonesia Persero Tbk PT	19,754

	Total Indonesia	1,987,812

	Israel — 0.0%
168	B Communications Ltd *	2,495
156,536	Bank Hapoalim BM	1,053,679
32,209	Discount Investment Corp Ltd	127,703
7,851	Mizrahi Tefahot Bank Ltd	139,920
11,216	Nova Measuring Instruments Ltd *	266,989

	Total Israel	1,590,786

	Italy — 0.4%
34,038	A2A SPA	57,224
38,149	ACEA SPA	551,683
3,586	ASTM SPA	90,511
127,818	Cofide SPA	84,564
6,272	El.En. SPA	188,623
3,475	Eni SPA	54,579
65,144	EXOR NV	4,186,458
305,100	Fiat Chrysler Automobiles NV *	4,616,163
139,571	Fincantieri SPA *	159,642
302,992	Iren SPA	830,944
15,426	MARR SPA	387,229
2,326	Prima Industrie SPA	112,584
87,047	Recordati SPA	3,733,411
103,636	Societa Cattolica di Assicurazioni SCRL	891,064
11,076	Vittoria Assicurazioni SPA	146,494

	Total Italy	16,091,173

	Japan — 3.5%
23,000	AOKI Holdings Inc	306,326
198,100	Asahi Kasei Corp	2,375,931
2,000	Autobacs Seven Co Ltd	33,004
125,200	Brother Industries Ltd	2,970,123
13,700	Cawachi Ltd	332,827
8,300	Central Japan Railway Co	1,407,300
10,800	CKD Corp	183,052
28,100	Cosmo Energy Holdings Co Ltd	582,712
400	Daiichi Sankyo Co Ltd	9,469
21,300	Daiwa House Industry Co Ltd	744,909
51,000	Daiwabo Holdings Co Ltd	205,351
108,400	DCM Holdings Co Ltd	976,018
91,800	Denka Co Ltd	584,730
48,800	DIC Corp	1,726,378
9,400	Doutor Nichires Holdings Co Ltd	204,394
12,700	DTS Corp	357,790
8,200	Ehime Bank Ltd (The)	104,361
11,800	Elecom Co Ltd	247,584

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
7,800	Exedy Corp	233,934
6,600	Fujicco Co Ltd	163,220
5,100	Fujitsu General Ltd	106,932
500,000	Fujitsu Ltd	3,706,434
14,400	Furukawa Electric Co Ltd	782,002
3,600	Fuyo General Lease Co Ltd	218,200
154,300	Hanwa Co Ltd	1,038,232
30,400	Haseko Corp	376,984
81,500	Hazama Ando Corp	574,938
4,300	Heiwado Co Ltd	100,387
48,700	Hitachi Chemical Co Ltd	1,319,121
17,900	Hitachi High-Technologies Corp	639,276
180,000	Hitachi Ltd	1,239,053
1,500	Hitachi Transport System Ltd	36,272
1,700	Hosokawa Micron Corp	86,168
872,100	ITOCHU Corp	14,241,022
13,400	Itochu Techno-Solutions Corp	499,151
30,100	K’s Holdings Corp	672,823
7,400	Kaneka Corp	57,670
452,000	Kanematsu Corp	1,066,167
1,400	Kasai Kogyo Co Ltd	20,048
11,100	Kawasaki Kisen Kaisha Ltd *	30,109
125,400	KDDI Corp	3,383,084
2,100	Keihin Corp	34,577
15,000	Kitz Corp	120,738
1,400	Kokuyo Co Ltd	22,294
400	Kuroda Electric Co Ltd	7,045
17,300	Kyowa Exeo Corp	326,075
800	Kyudenko Corp	32,541
427,300	Marubeni Corp	2,780,639
33,000	MCJ Co Ltd	386,202
20,700	Medipal Holdings Corp	365,387
873,900	Mitsubishi Chemical Holdings Corp	8,145,201
184,900	Mitsubishi Corp	4,277,749
205,100	Mitsubishi Electric Corp	3,034,866
54,400	Mitsubishi Gas Chemical Co Inc	1,352,407
171,600	Mitsubishi Tanabe Pharma Corp	4,232,832
1,266,800	Mitsubishi UFJ Financial Group Inc	7,719,308
72,500	Mitsubishi UFJ Lease & Finance Co Ltd	366,724
410,600	Mitsui & Co Ltd	6,145,220
156,000	Mitsui Chemicals Inc	934,381
31,000	Mitsui Engineering & Shipbuilding Co Ltd	38,865
6,000	Mitsui Sugar Co Ltd	204,033
1,200	NHK Spring Co Ltd	11,992
27,000	Nichias Corp	316,720
22,200	Nichiha Corp	809,411
41,000	Nichirei Corp	1,083,895
41,000	Nippo Corp	813,329

Shares	Description	Value ($)
	Japan — continued
43,000	Nippon Light Metal Holdings Co Ltd	126,743
289,800	Nippon Telegraph & Telephone Corp	14,427,502
2,500	Nippon Signal Co Ltd	26,532
4,700	Nishi-Nippon Financial Holdings Inc	50,457
151,200	Nissan Motor Co Ltd	1,505,291
17,500	Nissin Electric Co Ltd	194,638
19,800	Noritsu Koki Co Ltd	237,948
2,600	Okamura Corp	26,455
23,400	Open House Co Ltd	724,234
28,500	Osaka Gas Co Ltd	111,563
27,000	Osaki Electric Co Ltd	212,586
137,500	Otsuka Holdings Co Ltd	5,542,382
51,000	Pola Orbis Holdings Inc	1,637,406
2,200	Press Kogyo Co Ltd	11,541
96,000	Prima Meat Packers Ltd	595,261
900	Rock Field Co Ltd	16,504
6,600	Roland DG Corp	163,807
5,100	Sakata INX Corp	90,567
34,200	Seiko Epson Corp	877,659
3,800	Seiren Co Ltd	67,473
169,600	Sekisui Chemical Co Ltd	3,166,806
29,500	Showa Denko KK	786,101
1,348,100	Sojitz Corp	3,620,119
59,700	Sumitomo Forestry Co Ltd	931,334
159,200	Sumitomo Heavy Industries Ltd	1,187,163
254,000	Sumitomo Mitsui Financial Group Inc	9,457,253
40,600	Sumitomo Rubber Industries Ltd	673,346
3,000	Suntory Beverage & Food Ltd	138,668
19,600	Suzuki Motor Corp	984,190
19,000	T RAD Co Ltd	76,073
25,200	T-Gaia Corp	494,910
1,600	Takasago International Corp	56,945
2,800	Tocalo Co Ltd	102,870
23,100	Toho Holdings Co Ltd	453,803
22,600	Tokyo Electron Ltd	3,182,947
541,000	Tosoh Corp	6,359,855
7,100	Towa Corp	110,834
1,900	Toyoda Gosei Co Ltd	44,273
70,200	Toyota Tsusho Corp	2,160,129
11,700	TPR Co Ltd	355,072
14,200	TS Tech Co Ltd	444,171
7,200	TSI Holdings Co Ltd	52,285
3,000	TV Asahi Holdings Corp	60,610
11,800	UKC Holdings Corp	207,165
9,100	UT Group Co Ltd *	190,949
25,000	Wacoal Holdings Corp	356,700
700	Yellow Hat Ltd	19,424
12,300	Yuasa Trading Co Ltd	415,084

	Total Japan	150,241,545

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Malaysia — 0.0%
168,600	Berjaya Sports Toto Berhad	88,845
156,500	KSL Holdings Berhad *	45,479
61,200	Lafarge Malaysia Berhad	77,725
132,600	Malayan Flour Mills Berhad	64,075
32,900	Malaysian Pacific Industries Berhad	108,956
86,900	Oldtown Berhad	54,641
193,600	Padini Holdings Berhad	188,368
77,600	UOA Development Berhad	47,220

	Total Malaysia	675,309

	Mexico — 0.4%
535,000	Arca Continental SAB de CV	3,904,347
477,229	Bolsa Mexicana de Valores SAB de CV	823,174
961,700	Cemex SAB de CV CPO *	897,732
1,057,400	Genomma Lab Internacional SAB de CV – Class B *	1,358,473
41,821	Gruma SAB de CV – Class B	613,424
4,300	Grupo Aeroportuario del Pacifico SAB de CV – Class B	47,506
36,620	Grupo Aeroportuario del Sureste SAB de CV – Class B	745,519
87,700	Grupo Financiero Interacciones SA de CV – Class O	519,944
171,042	Grupo Herdez SAB de CV	419,013
2,721,238	Wal-Mart de Mexico SAB de CV	6,620,739

	Total Mexico	15,949,871

	Netherlands — 0.6%
60,600	AVG Technologies NV *	1,648,320
364	BinckBank NV	1,840
24,507	Heineken Holding NV	2,420,928
561,017	ING Groep NV	9,958,494
26,782	Philips Lighting NV	988,767
231,198	PostNL NV	920,742
11,486	Unilever NV CVA	683,811
170,329	Wolters Kluwer NV	7,441,385

	Total Netherlands	24,064,287

	New Zealand — 0.1%
640,296	Air New Zealand Ltd	1,644,445
62,018	Fletcher Building Ltd	369,299
9,932	Fletcher Building Ltd	58,342

	Total New Zealand	2,072,086

	Norway — 0.3%
8,812	Austevoll Seafood ASA	91,043
28,326	Bakkafrost P/F	1,322,609
76,856	BW LPG Ltd *	316,301
143,765	DNB ASA	2,808,106
141,639	Orkla ASA	1,454,286
1,716	Salmar ASA	49,757

Shares	Description	Value ($)
	Norway — continued
19,206	SpareBank 1 Nord Norge	152,162
10,671	SpareBank 1 SR Bank ASA	114,492
51,108	Statoil ASA	967,162
140,241	Storebrand ASA	1,160,862
237,682	Subsea 7 SA	3,419,422

	Total Norway	11,856,202

	Philippines — 0.0%
107,500	First Gen Corp	35,353
269,200	Lopez Holding Corp	35,622
11,330	Manila Electric Co	60,000
169,800	Manila Water Co Inc	102,828

	Total Philippines	233,803

	Poland — 0.3%
87,121	Asseco Poland SA	1,106,811
374,786	Enea SA	1,603,627
66,040	Impexmetal SA *	82,406
174,567	KGHM Polska Miedz SA	6,177,749
46,802	Polski Koncern Naftowy ORLEN SA	1,548,318
2,460,762	Tauron Polska Energia SA *	2,705,761

	Total Poland	13,224,672

	Portugal — 0.0%
95,779	CTT-Correios de Portugal SA	594,197

	Qatar — 0.0%
922	Al Meera Consumer Goods Co QSC	37,985
5,256	Barwa Real Estate Co	45,740
10,492	Doha Bank QSC	87,057
1,679	Industries Qatar QSC	42,095
1,617	Masraf Al Rayan QSC	16,956
1,029	Qatar Electricity & Water Co QSC	52,499
2,593	Qatar International Islamic Bank QSC	39,048
1,156	Qatar Islamic Bank SAQ	29,499
1,485	Qatar National Bank QPSC	53,402
3,695	Qatar Navigation QSC	64,851

	Total Qatar	469,132

	Russia — 0.1%
9,472,000	ENEL RUSSIA PJSC	202,652
12,930	Gazprom Neft PJSC	46,148
9,549	Globaltrans Investment Plc Sponsored GDR (Registered)	96,949
5,746,000	Inter RAO UES PJSC	383,484
10,670	M.Video PJSC *	75,067
43,504	MegaFon PJSC GDR (Registered)	430,476
153,000	Mobile TeleSystems PJSC Sponsored ADR	1,528,470
18,620	Moscow Exchange MICEX-RTS PJSC	33,782

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
190,070	Rostelecom PJSC	217,887
24,275	Sistema PJSC FC Sponsored GDR (Registered)	100,606
1,240	Tatneft PJSC	8,206

	Total Russia	3,123,727

	Singapore — 0.1%
71,700	CapitaLand Commercial Trust (REIT)	92,125
19,100	China Aviation Oil Singapore Corp Ltd	22,499
308,000	Fortune Real Estate Investment Trust	368,175
152,200	Frasers Centrepoint Trust (REIT)	237,004
120,300	Japfa Ltd	48,856
543,900	Mapletree Greater China Commercial Trust (REIT)	451,644
308,100	Mapletree Industrial Trust (REIT)	421,624
58,100	Mapletree Logistics Trust (REIT)	52,723
107,400	Parkway Life Real Estate Investment Trust	213,061
800	SATS Ltd	2,853
147,800	Venture Corp Ltd	1,725,518
677,600	Yangzijiang Shipbuilding Holdings Ltd	748,897
266,000	Yanlord Land Group Ltd	339,792

	Total Singapore	4,724,771

	South Africa — 1.3%
11,816	AECI Ltd	97,249
95,436	African Rainbow Minerals Ltd	808,145
74,735	Astral Foods Ltd	890,178
498,052	Aveng Ltd *	141,669
289,260	AVI Ltd	2,199,166
590,573	Barclays Africa Group Ltd	6,738,883
349,929	Barloworld Ltd	3,458,658
231,001	Bidvest Group Ltd (The)	3,046,261
500,820	Blue Label Telecoms Ltd	712,667
130,630	Clicks Group Ltd	1,494,940
122,408	DataTec Ltd	532,676
254,239	Emira Property Fund Ltd (REIT)	271,097
35,257	FirstRand Ltd	150,716
16,386	KAP Industrial Holdings Ltd	10,654
148,526	Kumba Iron Ore Ltd	2,445,333
31,694	Lewis Group Ltd	77,864
323,545	Liberty Holdings Ltd	2,578,052
1,565,404	Merafe Resources Ltd	166,298
821,115	MMI Holdings Ltd	1,314,276
171,912	Mondi Ltd	4,693,536
689,813	Murray & Roberts Holdings Ltd	808,645
561,380	Nedbank Group Ltd	9,489,985
140,492	Raubex Group Ltd	245,547
213,591	Reunert Ltd	1,142,696
22,259	Santam Ltd	443,022

Shares	Description	Value ($)
	South Africa — continued
113,256	Shoprite Holdings Ltd	1,961,896
353,919	Standard Bank Group Ltd	4,561,466
37,251	Sun International Ltd	166,209
312,016	Telkom SA SOC Ltd	1,506,651
333,736	Tsogo Sun Holdings Ltd	560,242
127,086	Vodacom Group Ltd	1,774,020
97,714	Wilson Bayly Holmes-Ovcon Ltd	1,044,329

	Total South Africa	55,533,026

	South Korea — 2.1%
46,887	BNK Financial Group Inc	410,451
2,177	Cheil Worldwide Inc	36,725
588	CJ O Shopping Co Ltd	111,645
212	Cuckoo Electronics Co Ltd	25,238
22,126	Daishin Securities Co Ltd	277,197
22,144	Daou Data Corp	234,353
92,475	Daou Technology Inc	1,621,687
57,010	DGB Financial Group Inc	556,635
10,604	Dongbu Insurance Co Ltd	707,739
983	Dongsuh Cos Inc	23,130
18,975	Dongwon Development Co Ltd	89,240
1,456	Douzone Bizon Co Ltd	42,727
9,817	E-MART Inc	1,954,754
27,607	Grand Korea Leisure Co Ltd	566,192
2,506	GS Home Shopping Inc	490,431
514	GS Retail Co Ltd	18,409
60,403	Hana Financial Group Inc	2,626,915
28,533	Hankook Tire Co Ltd	1,496,494
23,513	Hankook Tire Worldwide Co Ltd	444,894
8,330	Hanon Systems	85,607
1,110	Hansol Paper Co Ltd	17,984
17,377	Hanwha Corp	759,184
309,199	Hanwha Life Insurance Co Ltd	2,009,464
9,775	Hyundai Corp	194,752
5,766	Hyundai Home Shopping Network Corp	703,863
10,462	Hyundai Hy Communications & Network Co Ltd	37,865
61,860	Hyundai Marine & Fire Insurance Co Ltd	2,540,579
9,379	Hyundai Mobis Co Ltd	1,965,250
57,266	Hyundai Motor Co	7,150,331
1,572	Hyundai Wia Corp	97,807
294,684	Industrial Bank of Korea	3,907,333
2,265	Innocean Worldwide Inc	144,148
115,953	JB Financial Group Co Ltd	639,648
14,159	Kangwon Land Inc	433,577
159,454	KB Financial Group Inc	7,844,906
256,535	Kia Motors Corp	8,079,040
1,563	KISCO Corp	58,036
635	KIWOOM Securities Co Ltd	45,527
12,462	Korea Asset In Trust Co Ltd	102,661

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
719	Korea Investment Holdings Co Ltd	41,988
2,702	Korea Petrochemical Ind Co Ltd	643,244
17,026	Korea Real Estate Investment & Trust Co Ltd	51,319
479	Korea Zinc Co Ltd	219,339
37,539	Korean Reinsurance Co	414,614
8,335	KT Hitel Co Ltd *	45,382
6,301	KT Skylife Co Ltd	90,068
9,597	KT&G Corp	975,684
27,927	Kwang Dong Pharmaceutical Co Ltd	214,533
14,392	Kwangju Bank	162,198
6,275	Kyobo Securities Co Ltd	54,209
7,149	LF Corp	184,688
250,980	LG Display Co Ltd	6,963,868
45,598	LG Electronics Inc	3,305,296
5,160	LOTTE Himart Co Ltd	313,437
4,739	Lotte Shopping Co Ltd	1,081,394
3,228	LS Corp	242,664
7,792	Meritz Financial Group Inc	115,913
34,914	Meritz Fire & Marine Insurance Co Ltd	784,364
58,012	Meritz Securities Co Ltd	248,927
9,974	Mirae Asset Life Insurance Co Ltd	49,100
297	Namyang Dairy Products Co Ltd	178,652
5,421	NCSoft Corp	1,851,991
2,031	NH Investment & Securities Co Ltd	24,908
29,321	NHN Entertainment Corp *	1,669,287
86	Ottogi Corp	58,077
5,097	Partron Co Ltd	40,748
1,797	POSCO Chemtech Co Ltd	52,678
2,127	Posco Daewoo Corp	40,050
1,705	S&T Motiv Co Ltd	79,237
2,181	Samjin Pharmaceutical Co Ltd	65,228
49,846	Samsung Card Co Ltd	1,644,138
3,172	Samsung Electronics Co Ltd	6,529,595
1,514	Samsung Fire & Marine Insurance Co Ltd	371,907
881	Samsung Life Insurance Co Ltd	90,325
1,946	Samsung Securities Co Ltd	63,185
13,635	Seah Besteel Corp	429,457
4,977	SeAH Steel Corp	410,834
11,764	Seoyon E-Hwa Co Ltd	117,077
57,632	Shinhan Financial Group Co Ltd	2,657,460
6,750	Shinsegae Inc	1,156,615
4,528	Silicon Works Co Ltd	176,302
818	Sindoh Co Ltd	48,315
500	SK Gas Ltd	49,785
2,959	SK Telecom Co Ltd	668,090
11,218	SL Corp	194,667
502	Soulbrain Co Ltd	28,803
887	Spigen Korea Co Ltd	35,267

Shares	Description	Value ($)
	South Korea — continued
1,342	Ssangyong Information & Communication *	1,966
39,258	Tongyang Life Insurance Co Ltd	319,311
2,651	Unid Co Ltd	114,167
416,064	Woori Bank	6,867,758

	Total South Korea	90,790,527

	Spain — 0.6%
24,475	Ebro Foods SA	583,874
331,892	Endesa SA	8,019,182
734,601	Mapfre SA	2,604,339
820,674	Repsol SA	14,121,149

	Total Spain	25,328,544

	Sweden — 0.4%
33,973	Acando AB	116,783
17,916	Alfa Laval AB	405,984
112,828	Atlas Copco AB – A Shares	4,426,485
3,173	Axfood AB	56,161
23,926	Bilia AB – A Shares	249,315
11,765	Bufab AB	139,465
13,481	Intrum Justitia AB	439,892
11,522	KappAhl AB	65,213
4,438	KNOW IT AB	68,117
1,025	NCC AB – B Shares	26,755
25,268	Nobina AB	126,253
7,609	Ratos AB – B Shares	35,625
480,081	Sandvik AB	7,937,164
1,216	Securitas AB – B Shares	20,002
10,437	Volvo AB – A Shares	178,384
249,056	Volvo AB – B Shares	4,256,884

	Total Sweden	18,548,482

	Switzerland — 0.7%
3,840	ALSO Holding AG (Registered) *	499,606
719	Autoneum Holding AG	182,854
340	Bell Food Group AG (Registered)	156,020
6,969	BKW AG	404,947
4,224	Bobst Group SA (Registered)	479,515
1,782	Bossard Holding AG (Registered) – A Shares	388,036
640	Coltene Holding AG (Registered)	67,127
1,395	Comet Holding AG (Registered) *	198,250
44	Emmi AG (Registered) *	29,425
1,316	EMS-Chemie Holding AG (Registered)	900,415
1,672	Georg Fischer AG (Registered)	1,927,262
108	Gurit Holding AG *	123,848
708	Inficon Holding AG (Registered) *	403,476
23	Intershop Holding AG	11,543
3,348	Kardex AG (Registered) *	350,944

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
525	Kuehne & Nagel International AG (Registered)	95,141
65,531	Logitech International SA (Registered)	2,335,184
38,829	Nestle SA (Registered)	3,291,762
10,296	Novartis AG (Registered)	868,026
2,116	Orior AG	168,571
3,206	Roche Holding AG	814,550
544	Sika AG	3,860,411
12,940	Swiss Life Holding AG (Registered) *	4,632,555
107,452	Swiss Re AG	9,729,532

	Total Switzerland	31,919,000

	Taiwan — 2.5%
386,000	AcBel Polytech Inc	308,082
36,000	Actron Technology Corp	122,536
35,000	Advantech Co Ltd	258,656
498,000	AmTRAN Technology Co Ltd	277,873
17,000	Asia Vital Components Co Ltd	15,447
247,000	Asustek Computer Inc	2,049,286
12,000	Aurora Corp	23,607
27,000	Casetek Holdings Ltd	89,774
289,000	Catcher Technology Co Ltd	3,696,502
250,000	Cathay Financial Holding Co Ltd	409,284
211,000	Chailease Holding Co Ltd	575,258
50,000	Channel Well Technology Co Ltd	47,327
206,000	Cheng Shin Rubber Industry Co Ltd	415,072
22,105	Chicony Electronics Co Ltd	55,621
22,110	Chicony Power Technology Co Ltd	45,226
132,000	Chin-Poon Industrial Co Ltd	239,008
340,000	China Motor Corp	316,844
180,600	China Synthetic Rubber Corp	219,256
30,000	Chong Hong Construction Co Ltd	67,113
298,000	Chunghwa Telecom Co Ltd	1,036,457
7,000	Cleanaway Co Ltd	39,458
1,749,000	Compal Electronics Inc	1,258,991
515,000	Coretronic Corp	626,740
911,000	CTBC Financial Holding Co Ltd	591,110
81,000	CTCI Corp	131,078
96,000	Cyberlink Corp	196,513
58,000	Dynapack International Technology Corp	74,572
2,040	Eclat Textile Co Ltd	25,100
38,000	Elan Microelectronics Corp	54,477
357,000	Elitegroup Computer Systems Co Ltd *	226,548
35,000	Everlight Electronics Co Ltd	52,626
199,000	Far EasTone Telecommunications Co Ltd	482,657
297,000	Farglory Land Development Co Ltd	360,201
7,000	Feng TAY Enterprise Co Ltd	33,265
62,000	Formosa Advanced Technologies Co Ltd	58,006
49,000	Formosa Plastics Corp	152,753

Shares	Description	Value ($)
	Taiwan — continued
94,000	Formosan Rubber Group Inc	46,939
670,490	Foxconn Technology Co Ltd	2,135,614
4,507,000	Fubon Financial Holding Co Ltd	7,261,678
311,000	Gemtek Technology Corp	232,544
3,000	Giant Manufacturing Co Ltd	15,189
748,000	Gigabyte Technology Co Ltd	1,020,609
29,000	Grand Pacific Petrochemical	24,618
542,000	Great Wall Enterprise Co Ltd	556,955
9,000	Greatek Electronics Inc	14,433
620,000	Highwealth Construction Corp *	987,714
5,000	Hiroca Holdings Ltd	18,768
58,000	Holtek Semiconductor Inc	106,234
5,727,300	Hon Hai Precision Industry Co Ltd	22,365,392
75,000	Huaku Development Co Ltd	154,013
77,000	IEI Integration Corp *	117,634
3,824,000	Innolux Corp	1,869,767
3,539,000	Inventec Corp	2,815,972
7,000	Iron Force Industrial Co Ltd	27,880
75,000	ITEQ Corp	148,112
15,000	Kenda Rubber Industrial Co Ltd	21,468
3,000	King Slide Works Co Ltd	41,779
69,000	King’s Town Bank Co Ltd	72,945
15,000	Kinik Co	39,857
6,000	Kung Long Batteries Industrial Co Ltd	30,879
159,000	Lite-On Semiconductor Corp	186,044
1,807,000	Lite-On Technology Corp	2,679,081
175,000	Lotes Co Ltd	1,099,363
31,000	Makalot Industrial Co Ltd	146,805
886,247	Mercuries Life Insurance Co Ltd *	474,961
10,000	Merida Industry Co Ltd	44,012
57,000	MIN AIK Technology Co Ltd	54,989
758,000	Mitac Holdings Corp	904,824
2,000	Nien Made Enterprise Co Ltd	21,555
74,000	Novatek Microelectronics Corp	288,646
107,000	Nuvoton Technology Corp	195,887
363,000	OptoTech Corp	198,870
3,907,000	Pegatron Corp	12,343,970
54,000	Phison Electronics Corp	730,498
1,212,000	Pou Chen Corp	1,575,293
497,000	Quanta Computer Inc	1,134,137
878,000	Radiant Opto-Electronics Corp	2,222,868
154,000	Realtek Semiconductor Corp	598,599
53,000	Rechi Precision Co Ltd	53,387
180,000	Ruentex Development Co Ltd *	176,659
260,000	Ruentex Industries Ltd *	419,574
45,000	Sercomm Corp	118,764
173,000	Sheng Yu Steel Co Ltd	213,335
60,000	Shinkong Insurance Co Ltd	52,412
30,000	ShunSin Technology Holding Ltd	110,315
74,000	Sigurd Microelectronics Corp	64,841

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
169,000	Simplo Technology Co Ltd	575,194
22,000	Sinbon Electronics Co Ltd	54,399
30,000	Sinmag Equipment Corp	160,104
77,000	Sitronix Technology Corp	234,337
101,000	Soft-World International Corp	241,589
743,000	Sunonwealth Electric Machine Industry Co Ltd	1,289,766
620,000	Sunplus Technology Co Ltd	346,062
286,000	Syncmold Enterprise Corp	660,764
7,000	Systex Corp	13,476
14,700	TaiDoc Technology Corp	43,436
19,000	Taiflex Scientific Co Ltd	32,869
27,000	Taiwan PCB Techvest Co Ltd	29,005
183,000	Taiwan Semiconductor Co Ltd	258,894
1,390,000	Taiwan Semiconductor Manufacturing Co Ltd	10,004,516
89,642	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,314,065
122,000	Taiwan Surface Mounting Technology Corp	100,850
55,000	Teco Electric and Machinery Co Ltd	51,482
29,000	Test Research Inc	37,791
58,000	Tong Hsing Electronic Industries Ltd	234,217
15,000	TOPBI International Holdings Ltd	54,071
398,000	Topco Scientific Co Ltd	1,044,154
11,000	Transcend Information Inc	32,846
658,000	Tripod Technology Corp	2,471,160
41,000	TXC Corp	55,685
47,000	Uni-President Enterprises Corp	100,144
127,000	United Integrated Services Co Ltd	229,043
2,913,000	United Microelectronics Corp	1,456,088
23,000	Visual Photonics Epitaxy Co Ltd	46,572
95,000	Wan Hai Lines Ltd	66,167
73,000	Well Shin Technology Co Ltd	127,660
992,000	Winbond Electronics Corp	763,272
923,558	Wistron Corp	874,965
17,505	Wistron NeWeb Corp	52,805
823,000	WPG Holdings Ltd	1,073,715
20,000	Xxentria Technology Materials Corp	42,263
24,457	Yageo Corp	157,403
108,000	Yungtay Engineering Co Ltd	201,267
6,000	Zeng Hsing Industrial Co Ltd	26,171

	Total Taiwan	107,427,273

	Thailand — 0.4%
115,700	Bangkok Bank Pcl (Foreign Registered) (a)	653,919
164,900	GFPT Pcl (Foreign Registered)	95,469
241,900	GFPT Pcl NVDR	140,048
208,300	Indorama Ventures Pcl NVDR, 2.13%	244,933
391,300	Kiatnakin Bank Pcl (Foreign Registered)	828,363

Shares	Description	Value ($)
	Thailand — continued
300,900	Kiatnakin Bank Pcl NVDR	636,990
37,200	Malee Group Pcl (Foreign Registered)	45,438
99,700	Mega Lifesciences Pcl (Foreign Registered)	93,990
304,700	Mega Lifesciences Pcl NVDR	287,248
152,000	PTT Exploration & Production Pcl (Foreign Registered)	401,252
657,300	PTT Exploration & Production Pcl NVDR	1,735,150
167,500	PTT Pcl (Foreign Registered)	2,014,866
108,400	PTT Pcl NVDR	1,303,949
5,874,100	Sansiri Pcl NVDR	368,170
84,600	Siam Cement Pcl (The) (Foreign Registered)	1,274,839
55,100	Siam Cement Pcl (The) NVDR	830,302
201,500	Sri Trang Agro-Industry Pcl NVDR	72,374
297,000	Supalai Pcl (Foreign Registered)	225,973
78,700	Supalai Pcl NVDR	59,879
6,412,800	Thai Beverage Pcl	4,402,668
213,700	Thai Oil Pcl (Foreign Registered)	606,967
14,100	Thai Oil Pcl NVDR	40,048
835,700	Thanachart Capital Pcl (Foreign Registered)	1,176,821
122,100	Thanachart Capital Pcl NVDR	171,939

	Total Thailand	17,711,595

	Turkey — 1.0%
17,956	Akbank Turk AS	53,854
52,482	Albaraka Turk Katilim Bankas AS	22,662
2,683	Arcelik AS	18,666
7,029	BIM Birlesik Magazalar AS	155,817
1,964,815	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT) *	1,674,751
100,692	Enka Insaat ve Sanayi AS	156,159
2,534,756	Eregli Demir ve Celik Fabrikalari TAS	6,038,906
6,273	Ford Otomotiv Sanayi AS	86,416
17,323	Goodyear Lastikleri TAS	24,566
110,110	Haci Omer Sabanci Holding AS	338,437
680,498	KOC Holding AS	3,557,836
12,254	Koza Altin Isletmeleri AS *	114,083
4,635	Otokar Otomotiv Ve Savunma Sanayi AS	155,211
105,961	Selcuk Ecza Deposu Ticaret ve Sanayi AS	120,709
260,187	Soda Sanayii AS	392,745
42,910	Tekfen Holding AS	159,317
2,524	Tofas Turk Otomobil Fabrikasi AS	23,123
639,890	Turkiye Garanti Bankasi AS	1,993,757
1,912,372	Turkiye Halk Bankasi AS	8,223,227
5,697,969	Turkiye Is Bankasi – Class C	12,380,994
478,068	Turkiye Sinai Kalkinma Bankasi AS	210,412

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
2,696,832	Turkiye Vakiflar Bankasi TAO – Class D	5,634,751
15,675	Yapi ve Kredi Bankasi AS *	22,102

	Total Turkey	41,558,501

	United Arab Emirates — 0.0%
94,474	Aldar Properties PJSC	59,705
363,945	DAMAC Properties Dubai Co PJSC	401,079
12,864	Emirates Telecommunications Group Co PJSC	63,150
204,758	RAK Properties PJSC	37,460

	Total United Arab Emirates	561,394

	United Kingdom — 1.9%
74,458	3i Group Plc	934,131
242,823	AstraZeneca Plc	14,236,179
90,604	Berkeley Group Holdings Plc (The)	4,390,086
1,361,916	BP Plc	7,866,941
218,637	British American Tobacco Plc	13,639,693
7,600	British American Tobacco Plc Sponsored ADR	472,112
6,312	Carillion Plc	3,604
7,368	Centrica Plc	19,044
37,372	Coca-Cola HBC AG *	1,277,967
31,985	Computacenter Plc	423,117
71,643	Electrocomponents Plc	587,186
357,150	Ferrexpo Plc	1,384,438
256,156	Firstgroup Plc *	388,614
35,020	Galliford Try Plc	631,287
185,647	GlaxoSmithKline Plc	3,683,194
747	HSBC Holdings Plc	7,242
22,379	Hunting Plc *	116,231
128,018	Inchcape Plc	1,379,307
366,489	Indivior Plc *	1,974,222
15,182	Intermediate Capital Group Plc	174,552
347,594	Kingfisher Plc	1,343,112
6,529	Legal & General Group Plc	21,986
29,290	Lookers Plc	41,040
13,100	Mitie Group Plc	45,481
13,068	Mondi Plc	356,193
6,302	Morgan Sindall Group Plc	102,507
147,947	Persimmon Plc	5,094,639
112,366	QinetiQ Group Plc	334,548
34,656	Reckitt Benckiser Group Plc	3,286,378
122,258	Royal Mail Plc	622,771
47,397	RPS Group Plc	176,977
295,715	Sage Group Plc (The)	2,648,654
24,466	Spectris Plc	733,099
77,037	Unilever Plc	4,494,696
34,498	Vedanta Resources Plc	381,240
20,171	WH Smith Plc	481,996

Shares	Description	Value ($)
	United Kingdom — continued
343,420	Wm Morrison Supermarkets Plc	1,091,914
392,140	WPP Plc	7,151,501

	Total United Kingdom	81,997,879

	United States — 3.4%
27,015	3M Co.	5,519,705
68,374	Abbott Laboratories	3,482,971
37,582	Accenture Plc – Class A	4,914,222
11,825	Alphabet, Inc. – Class C *	11,107,577
55,748	American Express Co.	4,799,903
10,604	Amphenol Corp. – Class A	858,288
7,681	Analog Devices, Inc.	642,669
12,269	Anthem, Inc.	2,405,215
64,885	Apple, Inc.	10,641,140
4,000	Automatic Data Processing, Inc.	425,880
7,634	Becton Dickinson and Co.	1,522,525
126,484	Cisco Systems, Inc.	4,074,050
62,575	Coca-Cola Co. (The)	2,850,291
65,517	Cognizant Technology Solutions Corp. – Class A	4,636,638
20,767	Costco Wholesale Corp.	3,255,020
14,795	CVS Health Corp.	1,144,245
13,385	Eli Lilly & Co.	1,088,067
35,872	Emerson Electric Co.	2,117,883
10,310	Honeywell International, Inc.	1,425,564
7,297	Humana, Inc.	1,879,853
56,926	Johnson & Johnson	7,535,295
13,823	Mastercard, Inc. – Class A	1,842,606
56,011	Medtronic Plc	4,515,607
153,290	Microsoft Corp.	11,461,493
21,842	Monsanto Co.	2,559,882
189,559	Oracle Corp.	9,540,504
9,837	PepsiCo, Inc.	1,138,436
37,560	Pfizer, Inc.	1,274,035
37,036	Philip Morris International, Inc.	4,330,619
70,484	QUALCOMM, Inc.	3,684,199
4,850	Rockwell Automation, Inc.	795,691
35,984	Schlumberger Ltd.	2,285,344
14,570	Stryker Corp.	2,059,761
30,036	Teradata Corp. *	958,749
19,702	Texas Instruments, Inc.	1,631,720
10,874	TJX Cos., Inc. (The)	786,190
40,980	UnitedHealth Group, Inc.	8,150,922
23,269	United Technologies Corp.	2,785,765
44,920	US Bancorp	2,302,150
27,773	VF Corp.	1,746,088
47,138	Wells Fargo & Co.	2,407,338
8,873	Zimmer Biomet Holdings, Inc.	1,013,918

	Total United States	143,598,018

	TOTAL COMMON STOCKS (COST $1,237,140,040)	1,454,312,140

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 27.0%

	Jersey — 0.0%
	Asset-Backed Securities — 0.0%
603,865	Canaras Summit CLO Ltd, Series 07-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.48%, 1.75%, due 06/19/21	603,209

	United States — 27.0%
	Asset-Backed Securities — 3.3%
835,149	AccessLex Institute, Series 05-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.18%, 1.49%, due 11/22/24	835,148
2,994,935	Acis CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.87%, 2.17%, due 04/18/24	2,996,977
797,206	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.26%, due 07/24/29	797,080
1,208,527	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.26%, due 07/25/29	1,208,322
254,358	Anchorage Capital CLO 6 Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 07/15/30	254,356
1,410,500	Anchorage Capital CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 2.49%, due 07/13/25	1,410,661
1,764,163	Apidos CLO X, Series 12-10A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.42%, 2.73%, due 10/30/22	1,764,759
1,957,261	Apidos CLO XII, Series 13-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.40%, due 04/15/25	1,959,433
4,943,070	ARES XXVI CLO Ltd., Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.40%, due 04/15/25	4,945,803
3,913,322	Atrium X, Series 10A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.25%, due 07/16/25	3,913,878
1,308,424	Babson CLO Ltd., Series 13-IA, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.41%, due 04/20/25	1,310,055
516,325	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.11%, due 07/20/30	516,315
2,526,703	Ballyrock CLO LLC, Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 2.50%, due 05/20/25	2,532,421
536,978	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 2.16%, due 07/20/29	536,912
271,250	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.19%, due 04/24/29	271,244

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
3,195,325	BlueMountain CLO Ltd., Series 13-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.51%, due 01/22/25	3,195,296
1,478,320	BlueMountain CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.89%, 2.20%, due 10/29/25	1,478,310
496,879	Brentwood CLO Corp, Series 06-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 0.38%, 1.69%, due 02/01/22	496,579
6,419,054	Brookside Mill CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.45%, due 04/17/25	6,433,131
515,375	Carlyle US CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.13%, due 07/20/31	515,588
322,109	Catamaran CLO Ltd., Series 12-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 2.52%, due 12/20/23	323,104
1,032,650	CBAM Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.13%, due 07/20/30	1,032,616
194,054	Cent CLO, Series 12-16A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 2.56%, due 08/01/24	194,122
1,135,255	Cent CLO, Series 13-17A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.30%, 2.61%, due 01/30/25	1,135,893
869,299	CIFC Funding III Ltd., Series 12-3A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.51%, due 01/29/25	869,290
607,600	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.12%, due 07/20/30	607,585
1,392,447	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.13%, due 10/24/30	1,392,447
569,329	Crown Point CLO Ltd., Series 12-1A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.07%, due 11/21/22	568,087
413,060	Dryden XXVIII Senior Loan Fund, Series 13-28A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.07%, due 08/15/30	413,058
307,460	Eastland CLO Ltd., Series 07-1A, Class A3, 144A, Variable Rate, 3 mo. LIBOR + 0.40%, 1.71%, due 05/01/22	306,784
5,231,833	Fortress Credit BSL Ltd., Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 2.49%, due 01/19/25	5,238,964
705,100	Galaxy XV CLO Ltd., Series 13-15A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 2.55%, due 04/15/25	705,318
74,384	Gallatin CLO VII Ltd., Series 14-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.27%, 2.57%, due 07/15/23	74,394
214,424	GoldenTree Loan Opportunities VII Ltd., Series 13-7A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.46%, due 04/25/25	214,422

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
53,303	Grayson CLO Ltd., Series 06-1A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + 0.36%, 1.67%, due 11/01/21	53,245
413,060	Highbridge Loan Management, Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.10%, due 07/18/29	413,013
3,689,000	Higher Education Funding I, Series 05-1, Class A5, Variable Rate, 3 mo. LIBOR + 0.16%, 1.48%, due 02/25/32	3,677,156
2,090,872	Higher Education Funding I, Series 05-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.14%, 1.46%, due 02/25/30	2,090,338
826,120	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.37%, due 07/17/29	826,042
1,143,899	KeyCorp Student Loan Trust, Series 04-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.53%, 1.85%, due 01/27/42	1,144,075
1,098,238	KeyCorp Student Loan Trust, Series 05-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.34%, 1.67%, due 06/27/38	1,097,817
753,753	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 1.64%, due 09/27/35	752,821
652,200	KKR CLO Ltd., 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.25%, due 07/15/30	652,233
380,450	KKR CLO Ltd., 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.32%, due 07/18/30	380,447
2,129,154	KKR CLO Trust, Series 12-1A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.43%, 2.68%, due 12/15/24	2,130,463
586,980	LCM XXV Ltd., 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.26%, due 07/20/30	586,975
3,509,192	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 1.45%, due 06/20/30	3,493,506
407,709	Mountain View CLO Ltd., Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.16%, 2.46%, due 04/12/24	407,706
3,834,822	MP CLO III Ltd., Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 2.49%, due 04/20/25	3,839,964
3,344,435	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.25%, 1.49%, due 03/27/28	3,331,931

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
2,504,032	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 1.48%, due 07/25/30	2,477,382
1,596,623	National Collegiate Student Loan Trust, Series 07-2, Class A2, Variable Rate, 1 mo. LIBOR + 0.13%, 1.37%, due 06/26/28	1,595,126
6,510,000	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 1.47%, due 03/26/29	6,415,442
2,604,000	Neuberger Berman CLO XV, Series 13-15A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.40%, 2.70%, due 10/15/25	2,606,739
738,342	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.31%, due 04/22/29	738,335
695,699	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 12/24/39	692,163
3,255,000	NewMark Capital Funding CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.94%, 2.26%, due 06/02/25	3,248,500
1,736,000	NewMark Capital Funding CLO Ltd., Series 13-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.44%, due 06/02/25	1,737,243
588,209	Nomad CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.50%, due 01/15/25	588,800
244,125	Oaktree CLO, Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.21%, due 05/13/29	244,130
577,220	Octagon Investment Partners XIV Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.88%, 2.18%, due 07/15/19	577,156
344,579	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.11%, due 07/19/30	344,524
1,763,793	OFSI Fund V Ltd., Series 13-5A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + 0.93%, 2.23%, due 04/17/25	1,759,776
309,795	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 2.16%, due 08/16/29	309,793
615,312	OHA Credit Partners VIII Ltd., Series 13-8A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.43%, due 04/20/25	615,494

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
908,732	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 1.96%, due 10/22/30	908,732
526,108	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.06%, due 10/30/30	526,163
2,628,642	Palmer Square CLO Ltd., Series 13-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.97%, 2.29%, due 05/15/25	2,633,779
6,148,898	SLM Private Credit Student Loan Trust, Series 07-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.17%, 1.49%, due 12/15/26	6,133,338
3,242,740	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 4.48%, due 05/16/44	3,358,199
233,164	SLM Private Education Loan Trust, Series 11-A, Class A2, 144A, 4.37%, due 04/17/28	237,223
903,805	SLM Private Education Loan Trust, Series 12-C, Class A2, 144A, 3.31%, due 10/15/46	909,582
922,350	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 2.38%, due 01/15/26	929,386
2,072,347	SLM Student Loan Trust, Series 07-1, Class A5, Variable Rate, 3 mo. LIBOR + 0.09%, 1.40%, due 01/26/26	2,068,617
5,139,954	SLM Student Loan Trust, Series 07-6, Class A4, Variable Rate, 3 mo. LIBOR + 0.38%, 1.69%, due 10/25/24	5,147,838
454,536	SMB Private Education Loan Trust, Series 16-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.65%, 1.88%, due 11/15/23	455,140
2,557,180	SMB Private Education Loan Trust, Series 17-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.45%, 1.68%, due 06/17/24	2,561,057
849,713	South Carolina Student Loan Corp., Series 05, Class A3, Variable Rate, 3 mo. LIBOR + 0.14%, 1.46%, due 12/01/23	849,186
440,907	South Carolina Student Loan Corp., Series 08-1, Class A3, Variable Rate, 3 mo. LIBOR + 0.75%, 2.07%, due 03/02/20	441,105
1,607,711	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.05%, due 01/15/24	1,609,438
116,010	Symphony CLO VIII LP, Series 12-8A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.40%, due 01/09/23	116,079
586,980	TCI-Symphony CLO Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.07%, due 07/15/30	586,974

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
413,060	Telos CLO, Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.27%, due 07/17/26	413,055
2,170,000	Telos CLO Ltd., Series 13-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.30%, 2.60%, due 07/17/24	2,172,333
206,150	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.21%, due 07/20/30	206,141
695,485	Tryon Park CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.42%, due 07/15/25	696,904
516,325	Venture XXIX CLO Ltd., Series 17-29A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.32%, due 09/07/30	516,325
619,590	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.12%, due 07/20/30	619,575
1,314,979	Wasatch Ltd., Series 06-1A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + 0.24%, 1.55%, due 11/14/22	1,308,836
4,269,395	West CLO Ltd., Series 12-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.24%, 2.55%, due 10/30/23	4,269,353
270,469	WhiteHorse VI Ltd., Series 12-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.51%, due 02/03/25	270,467
315,667	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 04/17/29	315,680

	Total Asset-Backed Securities	139,537,192

	Mortgage Backed Securities — 0.2%
418,810	COMM Mortgage Trust, Series 04-LB2A, Class H, 144A, Variable Rate, 6.27%, due 03/10/39	439,552
475,888	GS Mortgage Securities Trust, Series 10-C1, Class A1, 144A, 3.68%, due 08/10/43	486,220
1,085,000	GS Mortgage Securities Trust, Series 13-NYC5, Class A, 144A, 2.32%, due 01/10/30	1,086,664
1,162,490	JP Morgan Chase Commercial Mortgage Securities Trust, Series 14-CBM, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.90%, 2.13%, due 10/15/29	1,162,489
3,312,367	JP Morgan Chase Commercial Mortgage Securities Trust, Series 14-FL6, Class A, 144A, Variable Rate, 1 mo. LIBOR + 1.40%, 2.63%, due 11/15/31	3,321,618
925,956	JPMBB Commercial Mortgage Securities Trust, Series 14-C25, Class A1, 1.52%, due 11/15/47	924,966

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	Mortgage Backed Securities — continued
847,090	LB-UBS Commercial Mortgage Trust, Series 06-C1, Class AJ, Variable Rate, 5.28%, due 02/15/41	847,589
438,663	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.49%, due 02/25/30	428,025
274,269	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.49%, due 09/25/30	271,689
216,808	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	225,548

	Total Mortgage Backed Securities	9,194,360

	U.S. Government — 22.7%
47,951,814	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (b)	48,357,642
146,137,549	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (b)	149,499,182
100,602,005	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/26 (b)	98,821,306
148,775,440	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (b)	148,598,428
68,372,178	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (b)	68,500,913
39,286,961	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (b)	44,499,791
13,000,000	U.S. Treasury Note, 0.75%, due 08/31/18	12,937,031
24,500,000	U.S. Treasury Note, 1.25%, due 03/31/19	24,476,074
20,000,000	U.S. Treasury Note, 1.50%, due 03/31/19	20,064,062
24,000,000	U.S. Treasury Note, USBM + 0.07%, 1.12%, due 04/30/19	24,008,970
80,000,000	U.S. Treasury Note, 1.25%, due 04/30/19	79,921,875
62,000,000	U.S. Treasury Note, 1.25%, due 05/31/19	61,929,766
45,000,000	U.S. Treasury Note, 1.25%, due 06/30/19	44,943,750
25,000,000	U.S. Treasury Note, 1.63%, due 06/30/19 (c)	25,133,789
45,000,000	U.S. Treasury Note, 1.38%, due 07/31/19	45,042,187
75,000,000	U.S. Treasury Note, 1.25%, due 08/31/19	74,879,883

	Total U.S. Government	971,614,649

	U.S. Government Agency — 0.8%
10,500,000	Federal Home Loan Banks, Variable Rate, 1 mo. LIBOR + 0.16%, 1.08%, due 02/08/18	10,499,209
10,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR + 0.22%, 1.09%, due 11/09/18	10,495,322

Par Value† / Shares	Description	Value ($)
	U.S. Government Agency — continued
3,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR + 0.24%, 1.08%, due 03/06/19	2,996,136
261,613	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 1.68%, due 05/20/62	261,926
1,616,400	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 1.50%, due 01/20/67	1,615,857
3,675,059	Government National Mortgage Association, Series 17-H12, Class FE, Variable Rate, 1 mo. LIBOR + 0.20%, 1.43%, due 06/20/66	3,670,712
2,276,972	Government National Mortgage Association, Series 17-H13, Class FJ, 1 mo. LIBOR + 0.20%, 1.43%, due 05/20/67	2,276,997

	Total U.S. Government Agency	31,816,159

	TOTAL DEBT OBLIGATIONS (COST $1,146,147,974)	1,152,765,569

	PREFERRED STOCKS — 1.6%

	Brazil — 1.1%
113,200	Banco do Estado do Rio Grande do Sul SA – Class B, 0.24%	608,461
104,700	Bradespar SA, 3.98%	894,050
313,500	Centrais Eletricas Brasileiras SA – Class B *	2,044,619
8,100	Cia Brasileira de Distribuicao *	185,244
14,200	Cia de Saneamento do Parana, 0.08%	47,095
2,679,000	Cia Energetica de Minas Gerais, 1.52%	7,131,858
142,800	Cia Energetica de Sao Paulo – Class B, 3.37%	668,216
302,460	Itau Unibanco Holding SA, 0.42%	3,877,015
3,926,597	Itausa – Investimentos Itau SA, 0.55%	12,723,379
1,274,900	Metalurgica Gerdau SA *	2,292,337
97,900	Oi SA *	115,072
972,100	Vale SA *	10,058,071
448,900	Vale SA ADR *	4,605,714

	Total Brazil	45,251,131

	Germany — 0.1%
13,184	Bayerische Motoren Werke AG, 4.73%	1,094,943
2,217	Draegerwerk AG & Co KGaA, 0.21%	237,514
1,256	Jungheinrich AG, 1.14%	53,319
49,114	Porsche Automobil Holding SE, 1.89%	2,787,816

	Total Germany	4,173,592

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†		Description	Value ($)
		Russia — 0.0%
	131,500	Surgutneftegas OJSC	64,943

		South Korea — 0.4%
	4,502	Hyundai Motor Co, 4.38%	385,606
	28,922	Hyundai Motor Co 2nd Preference, 4.06%	2,621,353
	12,603	LG Electronics Inc, 1.11%	452,704
	8,258	Samsung Electronics Co Ltd, 1.36%	13,825,306
	823	Samsung Electronics Co Ltd GDR (Registered)	696,663

		Total South Korea	17,981,632

		TOTAL PREFERRED STOCKS (COST $43,694,176)	67,471,298

		INVESTMENT FUNDS — 0.1%

		United States — 0.1%
	109,523	iShares MSCI Emerging Markets ETF	4,909,916

		TOTAL INVESTMENT FUNDS (COST $4,795,359)	4,909,916

		MUTUAL FUNDS — 31.3%

		Affiliated Issuers — 31.3%
	4,440,427	GMO Emerging Country Debt Fund, Class IV	134,145,307
	15,389,697	GMO Emerging Markets Fund, Class VI	523,711,376
	8,066,814	GMO Opportunistic Income Fund, Class VI	213,689,913
	5,624,295	GMO SGM Major Markets Fund, Class VI	184,814,334
	12,231,048	GMO Special Opportunities Fund, Class VI	282,659,528

		TOTAL MUTUAL FUNDS (COST $1,171,178,367)	1,339,020,458

		SHORT-TERM INVESTMENTS — 6.2%

		Foreign Government Obligation — 1.5%
JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/02/17	17,284,426
JPY	1,445,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/23/17	13,146,194
JPY	2,840,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/06/17	25,838,846
JPY	800,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/20/17	7,278,949

		Total Foreign Government Obligations	63,548,415

		Total Japan	63,548,415

Par Value†	Description	Value ($)
	Money Market Funds — 0.1%
4,581,249	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (d)	4,581,249

	Repurchase Agreements — 3.7%
156,491,353	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/31/17, maturing on 09/01/17 with a maturity value of $156,496,222 and an effective yield of 1.12%, collateralized by a U.S. Treasury Note with maturity date 07/15/18 and a market value of $159,703,764.	156,491,353

	U.S. Government Agency — 0.1%
400,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 10/11/17	399,551
3,000,000	Federal Home Loan Bank Discount Notes, Zero Coupon, due 11/10/17	2,994,051

	Total U.S. Government Agency	3,393,602

	U.S. Government — 0.8%
20,950,000	U.S. Treasury Note, 1.00%, due 12/15/17	20,943,868
13,000,000	U.S. Treasury Note, 0.75%, due 03/31/18	12,967,500

	Total U.S. Government	33,911,368

	TOTAL SHORT-TERM INVESTMENTS (COST $261,316,195)	261,925,987

	TOTAL INVESTMENTS — 100.2% (Cost $3,864,272,111)	4,280,405,368
	Other Assets and Liabilities (net) — (0.2%)	(7,664,722)

	TOTAL NET ASSETS — 100.0%	$4,272,740,646

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/15/2017	BCLY	USD	204,948,200	KRW	229,745,673,300	$(600,404)
11/06/2017	JPM	JPY	2,840,000,000	USD	25,823,253	(83,790)
11/20/2017	GS	JPY	800,000,000	USD	7,287,601	(14,911)
10/02/2017	MSCI	JPY	1,900,000,000	USD	16,832,938	(472,035)
10/23/2017	BCLY	JPY	1,445,000,000	USD	13,050,586	(122,789)
09/15/2017	BCLY	KRW	229,745,673,300	USD	204,508,766	160,970

						$(1,132,959)

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(56,483,050)
Average interest rate	(0.54)%
Maximum balance outstanding	$(74,759,766)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
120	Mini MSCI Emerging Markets	September 2017	$6,517,220	$170,315

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

34	See accompanying notes to the financial statements.

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	54.5%
Debt Obligations	19.9
Short-Term Investments	13.8
Mutual Funds	10.2
Preferred Stocks	0.8
Investment Funds	0.3
Futures Contracts	0.0	^
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Fully Funded Total Return Swaps	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Swap Contracts	(0.0	)^
Forward Currency Contracts	(0.0	)^
Securities Sold Short	(0.1	)^
Other	0.6

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	17.6%
United Kingdom	4.1
Other Emerging	2.5	†
Other Developed	2.1	‡
New Zealand	2.0
Euro Region	1.2	#

	29.5%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	13.6%
Japan	5.8
Other Developed	5.4	‡
United Kingdom	4.9
Taiwan	4.7
China	4.3
Germany	3.3
South Korea	3.2
France	2.8
Other Emerging	2.6	†
India	2.3
Euro Region	1.5	#
Switzerland	1.4
Hong Kong	1.2
Thailand	1.1
Turkey	1.0

	59.1%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”), except for GMO Alpha Only Fund. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

35

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
3,291,565	GMO Alpha Only Fund, Class IV	72,348,602
17,197,934	GMO Asset Allocation Bond Fund, Class VI	386,609,563
11,077,577	GMO Core Plus Bond Fund, Class IV	241,491,172
1,809,179	GMO Emerging Country Debt Fund, Class IV	54,655,306
13,699,347	GMO Emerging Markets Fund, Class VI	466,188,793
22,387,529	GMO International Equity Fund, Class IV	512,450,538
1,817,433	GMO Opportunistic Income Fund, Class VI	48,143,795
7,288,898	GMO Quality Fund, Class VI	176,245,548
2,016,066	GMO Risk Premium Fund, Class VI	59,272,338
2,183,580	GMO SGM Major Markets Fund, Class VI	71,752,429
11,990,855	GMO U.S. Equity Allocation Fund, Class VI	176,865,108
6,491,439	GMO U.S. Treasury Fund	162,221,069

	TOTAL MUTUAL FUNDS (COST $2,372,592,917)	2,428,244,261

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
35,434	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 1.51%, due 02/25/36 ◆	20,945
33,555	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 1.73%, due 10/25/34 ◆	31,343
24,780	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 1.48%, due 02/26/34	22,245

	Total Asset-Backed Securities	74,533

	TOTAL DEBT OBLIGATIONS (COST $65,989)	74,533

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
275,165	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (a)	275,165

	TOTAL SHORT-TERM INVESTMENTS (COST $275,165)	275,165

	TOTAL INVESTMENTS — 100.0% (Cost $2,372,934,071)	2,428,593,959
	Other Assets and Liabilities (net) — (0.0%)	(233,915)

	TOTAL NET ASSETS — 100.0%	$2,428,360,044

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

◆	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

36	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.6%
Short-Term Investments	6.4
Preferred Stocks	0.8
Investment Funds	0.1
Futures Contracts	0.0	^
Fully Funded Total Return Swaps	0.0	^
Swap Contracts	(0.0	)^
Other	(4.9)

	100.0%

Country/Region Summary¤	% of Investments
United States	40.6%
Japan	12.5
United Kingdom	7.9
France	6.1
Germany	5.8
Switzerland	3.0
Other Emerging	2.9	†
Taiwan	2.8
Hong Kong	2.4
China	2.3
Spain	2.0
Australia	1.9
Other Developed	1.8	‡
South Korea	1.7
Italy	1.5
Netherlands	1.3
India	1.2
Sweden	1.2
Norway	1.1

	100.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0% .

37

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,819,693	GMO Emerging Markets Fund, Class VI	61,924,161
12,595,193	GMO International Equity Fund, Class IV	288,303,975
5,634,102	GMO Quality Fund, Class VI	136,232,597
9,198,971	GMO U.S. Equity Allocation Fund, Class VI	135,684,829

	TOTAL MUTUAL FUNDS (COST $588,248,842)	622,145,562

	SHORT-TERM INVESTMENTS — 5.3%

	Time Deposits — 5.3%
33,313,442	State Street Eurodollar Time Deposit, 0.12%, due 09/01/17	33,313,442

	TOTAL SHORT-TERM INVESTMENTS (COST $33,313,442)	33,313,442

	TOTAL INVESTMENTS — 105.3% (Cost $621,562,284)	655,459,004
	Other Assets and Liabilities (net) — (5.3%)	(33,129,548)

	TOTAL NET ASSETS — 100.0%	$622,329,456

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

38	See accompanying notes to the financial statements.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.9%
Preferred Stocks	1.2
Short-Term Investments	1.1
Investment Funds	0.4
Futures Contracts	0.1
Fully Funded Total Return Swaps	0.0	^
Swap Contracts	(0.0	)^
Other	0.3

	100.0%

Country/Region Summary¤	% of Investments
United States	32.0%
Japan	10.4
United Kingdom	6.6
Taiwan	6.6
China	6.1
France	5.1
Germany	4.9
South Korea	4.4
Other Emerging	4.3	†
Other Developed	3.4	‡
India	3.1
Switzerland	2.5
Hong Kong	2.0
Spain	1.7
Australia	1.6
Thailand	1.6
Turkey	1.3
Italy	1.3
Netherlands	1.1

	100.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short -term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

39

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
18,562,633	GMO Emerging Markets Fund, Class VI	631,686,395
41,124,200	GMO International Equity Fund, Class IV	941,332,933
17,487,114	GMO Quality Fund, Class VI	422,838,428
28,459,784	GMO U.S. Equity Allocation Fund, Class VI	419,781,813

	TOTAL MUTUAL FUNDS (COST $2,346,397,504)	2,415,639,569

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
1,037,451	State Street Eurodollar Time Deposit, 0.12%, 09/01/17	1,037,451

	TOTAL SHORT-TERM INVESTMENTS (COST $1,037,451)	1,037,451

	TOTAL INVESTMENTS — 100.0% (Cost $2,347,434,955)	2,416,677,020
	Other Assets and Liabilities (net) — (0.0%)	(338,138)

	TOTAL NET ASSETS — 100.0%	$2,416,338,882

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

40	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	51.1%
Debt Obligations	36.6
Short-Term Investments	7.3
Preferred Stocks	2.0
Mutual Funds	1.6
Investment Funds	0.3
Purchased Options	0.1
Rights/Warrants	0.0	^
Futures Contracts	0.0	^
Reverse Repurchase Agreements	0.0	^
Swap Contracts	(0.0	)^
Forward Currency Contracts	(0.0	)^
Written Options	(0.0	)^
Exchange-Traded Funds	(0.1)
Securities Sold Short	(3.8)
Other	4.9

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	13.7%
United Kingdom	3.7
New Zealand	2.2
Other Developed	1.6	‡
Euro Region	1.4	§
Sweden	1.1
Other Emerging	0.0	^†

	23.7%

Country/Region Summary¤	Equity Investments % of Total Net Assets
United States	7.3%
China	6.4
Other Developed	6.0	‡
Taiwan	5.6
South Korea	4.5
Japan	3.5
India	3.2
United Kingdom	2.3
Other Emerging	2.1	†
Brazil	1.9
Germany	1.8
France	1.8
Turkey	1.7
Thailand	1.4
South Africa	1.3

	50.8%

Industry Group Summary	% of Equity Investments#
Banks	14.1%
Technology Hardware & Equipment	9.4
Materials	8.7
Software & Services	7.5
Capital Goods	6.6
Telecommunication Services	6.4
Energy	5.5
Automobiles & Components	5.2
Semiconductors & Semiconductor Equipment	4.4
Insurance	3.8
Real Estate	3.5
Utilities	3.1
Food, Beverage & Tobacco	3.0
Media	3.0
Consumer Durables & Apparel	2.5
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Diversified Financials	2.4
Health Care Equipment & Services	2.0
Transportation	1.7
Food & Staples Retailing	1.5
Retailing	1.4
Household & Personal Products	0.9
Commercial & Professional Services	0.6
Consumer Services	0.4

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

41

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 51.1%

	Australia — 0.5%
177,838	Adelaide Brighton Ltd	814,908
22,550	Aristocrat Leisure Ltd	379,713
137,358	Australian Pharmaceutical Industries Ltd	160,419
527,524	BHP Billiton Ltd	11,483,746
51,024	BWP Trust (REIT)	119,448
12,362	Caltex Australia Ltd	328,764
61,767	Charter Hall Group (REIT)	279,066
112,691	Codan Ltd	201,926
109,080	Costa Group Holdings Ltd	460,586
101,820	Credit Corp Group Ltd	1,456,237
516,196	CSR Ltd	1,663,712
890,633	Dexus (REIT)	6,805,928
2,000,446	Downer EDI Ltd	11,369,168
41,300	Elders Ltd *	154,120
1,073,774	Fortescue Metals Group Ltd	5,166,461
685,517	Genworth Mortgage Insurance Australia Ltd	1,580,070
84,429	Goodman Group (REIT)	557,916
27,911	Investa Office Fund (REIT)	100,464
408,287	Metcash Ltd	882,902
168,666	Mineral Resources Ltd	1,999,614
128,794	Monash IVF Group Ltd	158,825
454,359	Nine Entertainment Co Holdings Ltd	493,710
913,775	OZ Minerals Ltd	5,936,921
484,878	Pact Group Holdings Ltd	1,992,848
41,615	Rio Tinto Ltd	2,256,155
185,835	Shopping Centres Australasia Property Group (REIT)	329,846
13,711	Sims Metal Management Ltd	163,203
385,198	Tassal Group Ltd	1,192,670
67,874	Virtus Health Ltd	313,517

	Total Australia	58,802,863

	Austria — 0.2%
22,714	FACC AG *	275,812
5,888	Oesterreichische Post AG	263,817
306,283	OMV AG	17,620,366
15,518	POLYTEC Holding AG	297,686
126,125	voestalpine AG	6,545,108

	Total Austria	25,002,789

	Belgium — 0.0%
231,456	AGFA-Gevaert NV *	1,024,119
3,659	Barco NV	356,965
26,670	bpost SA	744,832
385	Groupe Bruxelles Lambert SA	39,190

	Total Belgium	2,165,106

Shares	Description	Value ($)
	Brazil — 0.8%
1,723,900	AES Tiete Energia SA	7,749,157
274,973	Banco Bradesco SA	2,817,123
131,200	Banco BTG Pactual SA	681,039
680,600	Banco do Brasil SA	6,637,680
301,400	BB Seguridade Participacoes SA	2,654,132
131,200	BTG Pactual Participations Ltd *	16,672
2,364,700	Centrais Eletricas Brasileiras SA *	13,236,340
221,900	Cia de Saneamento Basico do Estado de Sao Paulo	2,266,336
75,800	Cia Hering	650,158
727,600	EDP – Energias do Brasil SA	3,522,602
881,300	Engie Brasil Energia SA	10,106,876
143,700	Grendene SA	1,243,512
2,806,200	JBS SA	7,729,007
443,700	LPS Brasil Consultoria de Imoveis SA *	669,528
74,600	M Dias Branco SA	1,163,607
1,108,900	MRV Engenharia e Participacoes SA	4,752,152
63,800	Multiplus SA	760,245
1,135,000	Oi SA *	1,618,930
27,700	Porto Seguro SA	305,788
3,110,700	Rumo SA *	10,208,088
594,100	Transmissora Alianca de Energia Eletrica SA	4,246,470
448,100	Vale SA Sponsored ADR	4,960,467
135,600	Via Varejo SA	710,771
45,500	WEG SA	295,735

	Total Brazil	89,002,415

	Canada — 0.9%
81,700	AGF Management Ltd – Class B	508,356
268,600	Air Canada *	5,020,319
899,200	Alignvest Acquisition II Corp *	7,164,797
87,700	Bank of Montreal	6,293,331
121,600	Baytex Energy Corp *	308,864
97,100	Bird Construction Inc	690,489
19,927	BRP Inc	662,239
153,400	Canadian Imperial Bank of Commerce	12,887,443
80,100	Canadian Tire Corp Ltd – Class A	9,480,504
9,800	Canfor Corp *	171,632
17,600	Capital Power Corp	370,111
23,400	Celestica Inc *	268,526
43,900	CGI Group Inc – Class A *	2,233,407
143,500	CI Financial Corp	3,141,774
177,000	IAMGOLD Corp *	1,175,280
617,200	IAMGOLD Corp *	4,097,368
14,800	IGM Financial Inc	484,622
90,000	Industrial Alliance Insurance & Financial Services Inc	3,862,342
55,000	Labrador Iron Ore Royalty Corp	881,321
87,200	Manulife Financial Corp	1,712,608

42	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
32,800	Medical Facilities Corp	403,187
631,000	Metro Inc	20,828,685
13,500	Morguard North American Residential Real Estate Investment Trust	164,865
46,300	Open Text Corp	1,489,757
138,500	Rogers Sugar Inc	716,484
6,900	Royal Bank of Canada	512,106
18,500	Russel Metals Inc	385,481
5,600	Sierra Wireless Inc *	124,040
9,000	Sun Life Financial Inc	345,586
2,300	TMX Group Ltd	122,225
65,000	Toromont Industries Ltd	2,798,318
48,200	Toronto-Dominion Bank (The)	2,588,422
198,920	Transcontinental Inc – Class A	3,870,876
170,500	Trican Well Service Ltd *	505,185
13,800	Valener Inc	252,627
9,100	Wajax Corp	141,009
49,500	West Fraser Timber Co Ltd	2,568,252
76,560	WestJet Airlines Ltd	1,632,667
7,600	Westshore Terminals Investment Corp	153,674
25,700	ZCL Composites Inc	268,782

	Total Canada	101,287,561

	Chile — 0.0%
96,048	Empresa Nacional de Telecomunicaciones SA	1,010,803
52,306	Enel Americas SA	11,330
5,034,358	Enel Chile SA	595,976
71,052	Inversiones Aguas Metropolitanas SA	127,815
3,922	Inversiones La Construccion SA	56,843
65,585	Vina Concha y Toro SA	112,022

	Total Chile	1,914,789

	China — 7.9%
2,501,000	361 Degrees International Ltd	1,078,952
1,674,000	Agile Group Holdings Ltd	2,009,592
95,348,000	Agricultural Bank of China Ltd – Class H	44,982,301
75,100	Alibaba Group Holding Ltd Sponsored ADR * (a)	12,897,674
7,876,500	Anhui Conch Cement Co Ltd – Class H	29,473,915
128,000	Anhui Expressway Co Ltd – Class H	97,007
1,742,000	ANTA Sports Products Ltd	6,865,357
7,048,000	BAIC Motor Corp Ltd – Class H	6,291,007
37,400	Baidu Inc Sponsored ADR *	8,529,070
44,187,000	Bank of China Ltd – Class H	23,351,955
48,000	Baoye Group Co Ltd – Class H *	35,063
335,120	Changyou.com Ltd ADR *	13,411,502
8,623,000	China Communications Construction Co Ltd – Class H	11,506,465

Shares	Description	Value ($)
	China — continued
26,428,000	China Communications Services Corp Ltd – Class H	14,343,274
77,823,000	China Construction Bank – Class H	68,469,134
1,206,000	China Everbright Ltd	2,757,766
1,740,000	China Foods Ltd	927,010
10,679,000	China Greenfresh Group Co Ltd	1,871,915
292,000	China Jinmao Holdings Group Ltd	130,098
7,634,000	China Lesso Group Holdings Ltd	5,494,033
9,397,000	China Machinery Engineering Corp – Class H	6,171,049
6,927,500	China Mobile Ltd	73,520,025
26,900	China Mobile Ltd Sponsored ADR	1,427,852
34,922,000	China National Building Material Co Ltd – Class H	22,000,800
939,000	China National Materials Co Ltd – Class H	409,073
53,686,000	China Petroleum & Chemical Corp – Class H	41,097,980
18,610,700	China Railway Construction Corp Ltd – Class H	24,467,874
6,688,000	China Resources Cement Holdings Ltd	3,683,967
4,824,000	China Shanshui Cement Group Ltd * (b)	—
5,893,500	China Shenhua Energy Co Ltd – Class H	15,221,517
324,000	China Shineway Pharmaceutical Group Ltd	296,106
77,550,000	China Telecom Corp Ltd – Class H	39,938,426
1,164,000	Chongqing Rural Commercial Bank Co Ltd – Class H	812,130
2,580,000	CIFI Holdings Group Co Ltd	1,453,697
694,070	CKH Food & Health Ltd *	755,218
7,862,000	Country Garden Holdings Co Ltd	10,472,351
416,000	Dah Chong Hong Holdings Ltd	207,266
408,000	Dali Foods Group Co Ltd	271,622
133,000	Digital China Holdings Ltd *	80,268
18,684,000	Dongfeng Motor Group Co Ltd – Class H	24,301,952
4,050,000	Geely Automobile Holdings Ltd	9,990,176
4,572,000	Great Wall Motor Co Ltd – Class H	5,754,417
2,428,000	Greentown China Holdings Ltd	2,953,857
1,840,000	Guangdong Investment Ltd	2,721,162
10,614,400	Guangzhou R&F Properties Co Ltd – Class H	24,839,071
1,660,000	Haier Electronics Group Co Ltd *	4,424,031
2,667,000	Haitian International Holdings Ltd	8,023,769
4,015,700	Harbin Electric Co Ltd – Class H	2,050,071
996,000	Hi Sun Technology China Ltd *	231,206
1,450,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	1,723,133
120,000	Hopson Development Holdings Ltd	114,086
248,000	Hua Hong Semiconductor Ltd	329,540
16,622,000	Huabao International Holdings Ltd	10,158,571
50,980,000	Industrial and Commercial Bank of China Ltd – Class H	38,310,082
3,232,000	Jiangnan Group Ltd	219,225
6,444,000	Jiangsu Expressway Co Ltd – Class H	9,892,085

See accompanying notes to the financial statements.	43

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	China — continued
888,000	Ju Teng International Holdings Ltd	352,452
4,196,500	Kingboard Chemical Holdings Ltd	22,939,504
3,590,000	Kingboard Laminates Holdings Ltd	6,100,281
4,669,500	KWG Property Holding Ltd	4,255,638
3,587,000	Lee & Man Paper Manufacturing Ltd	4,191,326
126,400	Livzon Pharmaceutical Group Inc – Class H	688,250
3,201,500	Longfor Properties Co Ltd	7,702,797
12,055,000	Lonking Holdings Ltd	4,811,673
31,100	Momo, Inc. Sponsored ADR *	1,198,283
104,500	NetEase Inc ADR	28,825,280
1,476,000	Nine Dragons Paper Holdings Ltd	2,469,028
10,090,000	PICC Property & Casualty Co Ltd – Class H	19,008,940
583,000	Poly Property Group Co Ltd *	306,175
90,000	Qingling Motors Co Ltd – Class H	28,895
2,880,000	Shanghai Industrial Holdings Ltd	8,779,807
3,872,100	Shanghai Pharmaceuticals Holding Co Ltd – Class H	9,530,525
3,776,000	Shenzhen Expressway Co Ltd – Class H	3,690,502
762,000	Shenzhen International Holdings Ltd	1,400,329
6,346,500	Shimao Property Holdings Ltd	13,126,048
69,000	SINA Corp *	7,026,270
346,000	Sinofert Holdings Ltd *	47,820
4,346,000	Sino-Ocean Group Holding Ltd	3,005,499
8,501,000	Sinopec Engineering Group Co Ltd – Class H	7,672,789
3,205,500	Sinotruk Hong Kong Ltd	3,554,921
10,685,532	Skyworth Digital Holdings Ltd	4,967,121
282,650	Sohu.com, Inc. *	15,076,551
396,600	Tencent Holdings Ltd	16,688,797
1,631,000	Texhong Textile Group Ltd	1,856,917
708,000	Tianjin Development Holdings Ltd	381,649
988,000	Tianjin Port Development Holdings Ltd *	163,493
2,334,000	Tianneng Power International Ltd	1,999,704
6,015,000	TravelSky Technology Ltd – Class H	16,470,860
14,096,000	Want Want China Holdings Ltd	9,335,071
9,794,000	Weichai Power Co Ltd – Class H	10,115,379
904,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	743,280
5,710,500	XTEP International Holdings Ltd	2,031,176
760,000	Yadea Group Holdings Ltd	187,547
9,498,000	Yuzhou Properties Co Ltd	6,109,465
10,280,000	Zhejiang Expressway Co Ltd – Class H	12,867,438
1,120,500	Zhongsheng Group Holdings Ltd	2,440,270

	Total China	904,994,495

	Colombia — 0.1%
500,288	Almacenes Exito SA	2,605,508
747,700	Ecopetrol SA Sponsored ADR	6,886,317

	Total Colombia	9,491,825

Shares	Description	Value ($)
	Czech Republic — 0.2%
618,588	CEZ AS	11,740,223
2,414,002	Moneta Money Bank AS	8,464,579
25,000	O2 Czech Republic AS	313,783
157	Philip Morris CR AS	111,350

	Total Czech Republic	20,629,935

	Denmark — 0.0%
1,775	AP Moeller – Maersk A/S – Class B	3,666,516
2,726	Schouw & Co AB	286,039

	Total Denmark	3,952,555

	Finland — 0.2%
38,685	Neste Oyj	1,705,484
55,778	Orion Oyj – Class B	2,640,910
654,854	UPM-Kymmene Oyj	17,046,372

	Total Finland	21,392,766

	France — 2.0%
412,678	Air France-KLM *	6,308,898
4,567	Amundi SA	351,532
1,453,904	AXA SA	42,155,325
384,306	BNP Paribas SA	29,217,983
25,067	Casino Guichard Perrachon SA	1,424,789
103,349	Christian Dior SE	31,895,014
6,194	Cie de Saint-Gobain	339,564
226,153	CNP Assurances	5,249,138
525,584	Credit Agricole SA	9,276,383
39,170	Derichebourg SA	371,281
25,539	IPSOS	797,937
5,683	L’Oreal SA	1,200,594
8,687	LVMH Moet Hennessy Louis Vuitton SE	2,281,812
14,179	Metropole Television SA	311,909
7,721	Neopost SA	335,554
151,396	Peugeot SA	3,201,120
18,334	Rallye SA	335,968
5,647	Rexel SA	84,415
167,585	SCOR SE	7,015,675
596,918	Societe Generale SA	33,392,749
529,000	STMicroelectronics NV – NY Shares	9,225,760
337,522	STMicroelectronics NV	5,870,277
736,217	TOTAL SA	38,200,365

	Total France	228,844,042

	Germany — 1.7%
100,526	ADVA Optical Networking SE *	569,882
207,982	Allianz SE (Registered)	44,576,015
247,273	BASF SE	23,984,851
336,891	Bayerische Motoren Werke AG	31,328,550

44	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
2,053	Cewe Stiftung & Co KGAA	176,303
14,551	Covestro AG	1,144,455
564,942	Daimler AG (Registered Shares)	41,224,898
898,386	Deutsche Lufthansa AG (Registered)	22,562,943
6,839	Elmos Semiconductor AG	170,247
969	Isra Vision AG	168,528
2,810	Leoni AG	168,922
66,159	Linde AG	12,702,888
3,476	ProSiebenSat.1 Media SE	116,599
235,179	RWE AG *	5,873,221
29,090	SAP SE	3,053,048
38,101	Software AG	1,676,159
95,361	STADA Arzneimittel AG	8,934,867
38,542	Talanx AG	1,595,215
6,140	Wacker Neuson SE	175,205

	Total Germany	200,202,796

	Greece — 0.1%
4,114,210	Alpha Bank AE *	10,437,566
4,006,354	Eurobank Ergasias SA *	4,324,061
5,174,175	National Bank of Greece SA *	2,096,826
223,294	Piraeus Bank SA *	1,251,609

	Total Greece	18,110,062

	Hong Kong — 0.8%
163,300	ASM Pacific Technology Ltd	2,023,805
2,494,500	BOC Hong Kong Holdings Ltd	12,744,422
618,000	Dah Sing Banking Group Ltd	1,392,072
344,400	Dah Sing Financial Holdings Ltd	2,500,303
1,029,000	HKT Trust & HKT Ltd – Class SS	1,332,674
352,000	Hysan Development Co Ltd	1,629,858
1,472,502	I-CABLE Communications Ltd *	51,838
90,000	Johnson Electric Holdings Ltd	331,597
888,000	Kerry Properties Ltd	3,524,801
1,991,000	Link (REIT)	16,447,271
170,000	Luk Fook Holdings International Ltd	583,728
1,387,200	Man Wah Holdings Ltd	1,292,808
232,000	Pacific Textiles Holdings Ltd	236,128
7,026,000	SJM Holdings Ltd	6,142,379
3,000	Sun Hung Kai Properties Ltd	50,137
7,603,500	WH Group Ltd	7,969,577
2,084,000	Wharf Holdings Ltd (The)	19,880,406
1,015,000	Wheelock & Co Ltd	7,604,849
232,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	44,615
2,538,000	Xinyi Glass Holdings Ltd *	2,533,931
91,000	Yue Yuen Industrial Holdings Ltd	394,737

	Total Hong Kong	88,711,936

Shares	Description	Value ($)
	Hungary — 0.1%
3,387,535	Magyar Telekom Telecommunications Plc	6,438,086
14,170	MOL Hungarian Oil & Gas Plc	1,314,632
143,136	Richter Gedeon Nyrt	3,726,951

	Total Hungary	11,479,669

	India — 3.2%
601,450	Allahabad Bank *	656,385
2,302,183	Andhra Bank *	1,904,137
444,909	Asian Paints Ltd	8,160,023
569,175	Aurobindo Pharma Ltd	6,473,955
943,061	Bharat Electronics Ltd	2,807,832
468,516	Bharat Petroleum Corp Ltd	3,874,030
1,210,353	Canara Bank	6,466,146
168,391	Coal India Ltd	627,715
1,819,341	Firstsource Solutions Ltd *	1,086,952
354,696	GAIL India Ltd	2,105,587
1,379,528	HCL Technologies Ltd	18,455,303
1,436,135	HDFC Bank Ltd (c)	39,799,487
198,810	Hero MotoCorp Ltd	12,413,226
1,441,676	Hexaware Technologies Ltd	6,162,876
786,125	Hindustan Petroleum Corp Ltd	6,012,413
384,754	Hindustan Unilever Ltd	7,320,378
1,161,223	Hindustan Zinc Ltd	5,508,257
1,621,113	ICICI Bank Ltd	7,608,589
45,502	IDBI Bank Ltd *	39,475
2,187,022	IFCI Ltd *	822,686
53,761	Indian Bank	242,921
1,362,029	Indian Oil Corp Ltd	9,717,907
17,467	Indraprastha Gas Ltd	348,183
715,212	Infosys Ltd	10,236,069
3,255,614	Infosys Ltd Sponsored ADR	48,834,210
5,945,943	Jaiprakash Associates Ltd *	2,218,752
1,644,357	Jaypee Infratech Ltd *	434,566
243,367	Jubilant Life Sciences Ltd	2,674,253
854,217	Karnataka Bank Ltd (The)	2,022,661
713,117	Kotak Mahindra Bank Ltd	10,912,854
701,898	KPIT Technologies Ltd	1,281,203
13,447	Mahanagar Gas Ltd	219,336
27,288	Maruti Suzuki India Ltd	3,299,983
55,872	Mindtree Ltd	401,706
350,445	MOIL Ltd	1,984,507
239,370	Mphasis Ltd	2,278,482
148,637	NIIT Ltd *	220,820
588,385	NIIT Technologies Ltd *	4,582,321
3,598,559	NMDC Ltd	7,136,642
6,304,330	Oil & Natural Gas Corp Ltd	15,497,319
174,944	Oil India Ltd	783,781
851,306	Oriental Bank of Commerce *	1,695,596
7,639,150	Power Finance Corp Ltd	14,620,879

See accompanying notes to the financial statements.	45

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	India — continued
176,558	Power Grid Corp of India Ltd	604,141
987,330	PTC India Ltd	1,855,078
8,291,888	Rural Electrification Corp Ltd	21,969,999
296,824	Sonata Software Ltd	733,470
277,404	Sun TV Network Ltd	3,028,562
1,478,019	Syndicate Bank *	1,494,646
448,838	Tata Consultancy Services Ltd	17,553,652
69,317	Tata Steel Ltd	693,441
402,560	Tech Mahindra Ltd	2,693,622
112,520	UltraTech Cement Ltd	7,055,878
1,530,005	Union Bank of India *	3,279,909
1,407,071	Vedanta Ltd	6,812,481
2,270,674	Wipro Ltd	10,582,763
88,500	Wipro Ltd ADR	525,690
49,500	WNS Holdings Ltd ADR *	1,732,500
321,763	Yes Bank Ltd	8,849,988
38,046	Zensar Technologies Ltd	473,740

	Total India	369,889,963

	Indonesia — 0.1%
2,151,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	413,226
7,658,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	408,377
526,500	Bank Rakyat Indonesia Persero Tbk PT	598,551
2,742,500	Gajah Tunggal Tbk PT	165,621
3,773,200	Harum Energy Tbk PT *	657,363
3,114,600	Indo Tambangraya Megah Tbk PT	4,545,743
933,300	Indofood Sukses Makmur Tbk PT	587,030
12,172,100	Panin Financial Tbk PT *	226,688
912,400	Telekomunikasi Indonesia Persero Tbk PT	321,856
17,800	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	628,696

	Total Indonesia	8,553,151

	Ireland — 0.0%
1,854	Smurfit Kappa Group Plc	56,498

	Israel — 0.0%
352,127	Bank Hapoalim BM	2,370,246
48,676	Discount Investment Corp Ltd Registered	192,992
470,493	El Al Israel Airlines	310,431
22,298	Nova Measuring Instruments Ltd *	530,789
200	Orbotech Ltd *	7,948
9,100	SodaStream International Ltd *	548,093
9,196	SodaStream International Ltd *	551,914
5,531	Teva Pharmaceutical Industries Ltd	87,935

	Total Israel	4,600,348

Shares	Description	Value ($)
	Italy — 0.6%
15,298	ACEA SPA	221,229
103,382	Arnoldo Mondadori Editore SPA *	233,179
158,673	Banca Mediolanum SPA	1,344,110
5,328	El.En. SPA	160,233
2,652,207	Enel SPA	16,068,065
391,378	Eni SPA	6,147,008
158,379	EXOR NV	10,178,176
883,024	Fiat Chrysler Automobiles NV *	13,360,153
139,651	Fincantieri SPA *	159,733
418,698	Hera SPA	1,341,019
874,731	Iren SPA	2,398,916
3,824	La Doria SPA	48,060
33,839	Leonardo SPA	573,369
5,065	Prima Industrie SPA	245,159
177,804	Recordati SPA	7,625,942
1,201	Reply SPA	275,120
999,473	Saras SPA	2,465,874
256,560	Societa Cattolica di Assicurazioni SCRL	2,205,907
196,508	Unipol Gruppo Finanziario SPA	851,250

	Total Italy	65,902,502

	Japan — 3.7%
65,000	AOKI Holdings Inc	865,704
2,800	Aoyama Trading Co Ltd	102,636
59,800	Asahi Glass Co Ltd	2,334,774
239,000	Asahi Kasei Corp	2,866,469
7,100	Autobacs Seven Co Ltd	117,163
14,900	Belluna Co Ltd	152,889
324,700	Brother Industries Ltd	7,702,867
27,400	Canon Inc	960,417
16,000	Chiba Bank Ltd (The)	106,979
10,800	CKD Corp	183,052
3,800	Daicel Corp	48,468
89,400	Daiichi Sanyko Co Ltd	2,116,281
9,500	Dai-ichi Seiko Co Ltd	215,289
185,600	Daiwa House Industry Co Ltd	6,490,853
48,000	Daiwabo Holdings Co Ltd	193,271
247,400	DCM Holdings Co Ltd	2,227,553
240,000	Denka Co Ltd	1,528,706
72,900	DIC Corp	2,578,954
1,900	Disco Corp	341,123
81,500	Fuji Kiko Co Ltd	545,542
4,800	Fuji Pharma Co Ltd	166,110
5,000	Fujitsu General Ltd	104,835
1,425,000	Fujitsu Ltd	10,563,338
37,500	Furukawa Electric Co Ltd	2,036,463
39,000	Gree Inc	285,175
30,000	Hanwa Co Ltd	201,860

46	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
99,600	Haseko Corp	1,235,119
145,500	Hazama Ando Corp	1,026,423
8,600	Heiwado Co Ltd	200,774
77,100	Hitachi Chemical Co Ltd	2,088,383
32,400	Hitachi High-Technologies Corp	1,157,126
298,000	Hitachi Ltd	2,051,321
9,900	Hochiki Corp	181,801
60,300	Honda Motor Co Ltd	1,689,004
5,200	Horiba Ltd	319,260
4,200	Hosokawa Micron Corp	212,886
70,600	Idemitsu Kosan Co Ltd	1,724,484
2,330,700	ITOCHU Corp	38,059,340
27,100	Itochu Techno-Solutions Corp	1,009,477
11,200	Kamei Corp	166,054
18,000	Kaneka Corp	140,278
1,173,000	Kanematsu Corp	2,766,845
533,000	KDDI Corp	14,379,454
49,100	Keihin Corp	808,447
20,600	Kitz Corp	165,814
30,000	Kyosan Electric Manufacturing Co Ltd	156,115
41,000	Makino Milling Machine Co Ltd	322,132
4,500	Mandom Corp	270,358
2,491,100	Marubeni Corp	16,210,739
41,100	MCJ Co Ltd	480,998
34,904	Medipal Holdings Corp	616,109
2,195,600	Mitsubishi Chemical Holdings Corp	20,464,129
489,200	Mitsubishi Corp	11,317,874
350,900	Mitsubishi Electric Corp	5,192,269
148,700	Mitsubishi Gas Chemical Co Inc	3,696,745
453,600	Mitsubishi Tanabe Pharma Corp	11,188,884
3,155,400	Mitsubishi UFJ Financial Group Inc	19,227,584
1,257,674	Mitsui & Co Ltd	18,822,900
384,000	Mitsui Chemicals Inc	2,300,015
427,000	Mitsui Mining & Smelting Co Ltd	2,264,523
28,200	Morinaga & Co Ltd	1,617,964
62,000	Nachi-Fujikoshi Corp	328,993
55,000	NET One Systems Co Ltd	562,408
16,500	Nichiha Corp	601,589
78,100	Nichirei Corp	2,064,689
127,000	Nippon Chemi-Con Corp	478,649
107,000	Nippo Corp	2,122,591
4,000	Nippon Paper Industries Co Ltd	76,695
798,000	Nippon Telegraph & Telephone Corp	39,727,904
751,536	Nissan Motor Co Ltd	7,482,015
57,000	Nisshin Oillio Group Ltd (The)	409,041
121,000	Onward Holdings Co Ltd	889,425
17,000	Osaki Electric Co Ltd	133,850
330,300	Otsuka Holdings Co Ltd	13,313,809
60,000	Prima Meat Packers Ltd	372,038

Shares	Description	Value ($)
	Japan — continued
25,200	Rohm Co Ltd	1,962,072
9,000	Sakata INX Corp	159,824
17,000	Sanyo Special Steel Co Ltd	91,879
45,200	Seiko Epson Corp	1,159,947
494,500	Sekisui Chemical Co Ltd	9,233,404
900	Shimamura Co Ltd	109,954
14,700	Showa Corp *	167,199
78,000	Showa Denko KK	2,078,504
256,400	SoftBank Group Corp	20,873,819
4,159,200	Sojitz Corp	11,168,905
1,700	Sugi Holdings Co Ltd	90,000
22,000	Sumitomo Bakelite Co Ltd	162,125
195,000	Sumitomo Chemical Co Ltd	1,170,390
198,800	Sumitomo Corp	2,815,936
125,200	Sumitomo Forestry Co Ltd	1,953,149
144,000	Sumitomo Heavy Industries Ltd	1,073,815
652,200	Sumitomo Mitsui Financial Group Inc	24,283,546
101,800	Sumitomo Rubber Industries Ltd	1,688,341
3,200	Sumitomo Seika Chemicals Co Ltd	152,124
10,200	Suntory Beverage & Food Ltd	471,472
12,700	Suzuken Co Ltd	462,934
128,800	Suzuki Motor Corp	6,467,536
9,300	Takeda Pharmaceutical Co Ltd	515,724
25,700	Tatsuta Electric Wire and Cable Co Ltd	169,377
15,600	T-Gaia Corp	306,373
3,737	TIS Inc	110,461
79,900	Toho Holdings Co Ltd	1,569,647
13,300	Token Corp	1,839,357
9,000	Tokyo Century Corp	390,087
58,600	Tokyo Electron Ltd	8,253,129
9,500	Tokyo Seimitsu Co Ltd	326,527
1,100,000	Tosoh Corp	12,931,313
233,100	Toyota Tsusho Corp	7,172,735
5,000	TPR Co Ltd	151,740
45,700	TS Tech Co Ltd	1,429,481
116,000	Tsubakimoto Chain Co	911,365
35,900	Valor Holdings Co Ltd	777,025
61,000	Wacoal Holdings Corp	870,347
29,700	Warabeya Nichiyo Holdings Co Ltd	745,379
2,000	Yamaguchi Financial Group Inc	22,601
6,400	Yokohama Rubber Co Ltd (The)	118,325
32,000	Zeon Corp	403,985

	Total Japan	423,943,948

	Malaysia — 0.0%
708,050	Berjaya Sports Toto Berhad	373,112
24,110	KSL Holdings Berhad *	7,006
593,000	Ta Ann Holdings Berhad	510,262
176,600	UOA Development Berhad	107,462

	Total Malaysia	997,842

See accompanying notes to the financial statements.	47

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Mexico — 0.4%
1,434,062	Arca Continental SAB de CV	10,465,563
2,127,446	Bolsa Mexicana de Valores SAB de CV	3,669,641
1,432,800	Cemex SAB de CV Sponsored ADR *	13,339,368
2,152,100	Genomma Lab Internacional SAB de CV – Class B *	2,764,866
125,385	Gruma SAB de CV – Class B	1,839,127
13,030	Grupo Aeroportuario del Sureste SAB de CV – Class B	265,268
700	Grupo Aeroportuario del Sureste SAB de CV ADR	142,562
172,391	Grupo Financiero Interacciones SA de CV – Class O	1,022,048
267,213	Grupo Herdez SAB de CV	654,610
205,416	La Comer SAB de CV *	203,471
2,851,500	Wal-Mart de Mexico SAB de CV	6,937,665

	Total Mexico	41,304,189

	Netherlands — 0.9%
64,282	Heineken Holding NV	6,350,107
490,199	ING Groep NV	8,701,418
517,449	NXP Semiconductors NV * (a)	58,451,039
19,505	Philips Lighting NV	720,107
500,168	PostNL NV	1,991,910
62,529	Unilever NV CVA	3,722,618
20,728	Unilever NV – NY Shares (a)	1,233,316
466,991	Wolters Kluwer NV	20,402,046

	Total Netherlands	101,572,561

	New Zealand — 0.0%
1,108,332	Air New Zealand Ltd	2,846,482

	Norway — 0.3%
69,062	Bakkafrost P/F	3,224,671
233,681	BW LPG Ltd *	961,716
87,121	DNB ASA	1,701,701
239,813	Kongsberg Automotive ASA *	246,116
112,598	Kvaerner ASA *	161,884
117,750	Norsk Hydro ASA	850,162
286,047	Orkla ASA	2,937,003
295	Salmar ASA	8,554
18,500	SpareBank 1 SR Bank ASA	198,490
499,003	Statoil ASA	9,443,073
434,008	Storebrand ASA	3,592,555
459,553	Subsea 7 SA	6,611,379

	Total Norway	29,937,304

	Philippines — 0.0%
91,640	Manila Electric Co	485,297
460,800	Manila Water Co Inc	279,051

	Total Philippines	764,348

Shares	Description	Value ($)
	Poland — 0.5%
287,805	Asseco Poland SA	3,656,359
786,412	Enea SA	3,364,884
798,507	KGHM Polska Miedz SA	28,258,352
1,272	mBank SA *	156,443
90,481	PGE Polska Grupa Energetyczna SA	362,326
244,691	Polski Koncern Naftowy ORLEN SA	8,094,940
8,173,716	Tauron Polska Energia SA *	8,987,511

	Total Poland	52,880,815

	Portugal — 0.0%
302,398	CTT – Correios de Portugal SA	1,876,027
46,874	Navigator Co SA (The)	200,174

	Total Portugal	2,076,201

	Qatar — 0.0%
5,913	Al Meera Consumer Goods Co QSC	243,610
36,323	Barwa Real Estate Co	316,096
53,930	Doha Bank QSC	447,481
9,611	Industries Qatar QSC	240,964
59,529	Masraf Al Rayan QSC	624,208
3,391	Qatar Electricity & Water Co QSC	173,007
11,110	Qatar International Islamic Bank QSC	167,307
3,920	Qatar Islamic Bank SAQ	100,031
68,643	Qatar National Bank QPSC	2,468,453
13,021	Qatar Navigation QSC	228,532
34,280	United Development Co QSC	142,985

	Total Qatar	5,152,674

	Russia — 0.6%
167,900	Aeroflot PJSC	563,272
1,039,248	Gazprom OAO Sponsored ADR	4,152,931
85,892	Globaltrans Investment Plc Sponsored GDR (Registered)	872,043
125,172	LUKOIL PJSC Sponsored ADR	6,302,649
30,210	M.Video PJSC *	212,538
773,862	MegaFon PJSC GDR (Registered)	7,657,427
2,951,200	Mobile TeleSystems PJSC Sponsored ADR	29,482,488
655,410	Moscow Exchange MICEX-RTS PJSC	1,189,106
8,615	Novatek PJSC Sponsored GDR (Registered)	911,411
2,042,640	Rostelecom PJSC	2,341,579
2,386,737	Surgutneftegas OJSC Sponsored ADR	10,928,692
39,818	Tatneft PJSC Sponsored ADR	1,591,839

	Total Russia	66,205,975

	Singapore — 0.1%
724,100	CapitaLand Commercial Trust (REIT)	930,371
1,070,000	Fortune Real Estate Investment Trust	1,279,048
605,200	Sino Grandness Food Industry Group Ltd *	85,394
139,300	Venture Corp Ltd	1,626,283

48	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
3,430,100	Yangzijiang Shipbuilding Holdings Ltd	3,791,015
530,200	Yanlord Land Group Ltd	677,284

	Total Singapore	8,389,395

	South Africa — 1.3%
176,146	AECI Ltd	1,449,727
2,691,606	African Phoenix Investments Ltd *	136,427
215,830	African Rainbow Minerals Ltd	1,827,633
115,721	Astral Foods Ltd	1,378,367
1,132,482	AVI Ltd	8,609,956
1,931,482	Barclays Africa Group Ltd	22,039,666
1,352,867	Barloworld Ltd	13,371,580
743,260	Bidvest Group Ltd (The)	9,801,534
234,882	Clicks Group Ltd	2,688,009
301,021	DataTec Ltd	1,309,936
3,261	Distell Group Ltd	34,640
1,912,051	Emira Property Fund Ltd (REIT)	2,038,835
877,443	FirstRand Ltd	3,750,874
589,384	Imperial Holdings Ltd	9,465,899
13,823	JSE Ltd	143,323
453,041	Kumba Iron Ore Ltd	7,458,870
325,555	Lewis Group Ltd	799,807
595,276	Liberty Holdings Ltd	4,743,242
1,463,257	MMI Holdings Ltd	2,342,088
220,479	Mondi Ltd	6,019,510
1,588,476	Murray & Roberts Holdings Ltd	1,862,118
1,233,772	Nedbank Group Ltd	20,856,599
183,530	Omnia Holdings Ltd	1,998,935
296,326	Reunert Ltd	1,585,322
221,994	RMB Holdings Ltd	1,134,243
1,828,684	SA Corporate Real Estate Ltd (REIT)	761,243
4,121	Sanlam Ltd	22,767
68,297	Santam Ltd	1,359,320
289,337	Shoprite Holdings Ltd	5,012,089
857,415	Standard Bank Group Ltd	11,050,746
104,295	Super Group Ltd *	331,358
624,685	Telkom SA SOC Ltd	3,016,456
89,897	Truworths International Ltd	573,562
814,690	Tsogo Sun Holdings Ltd	1,367,619
16,716	Vukile Property Fund Ltd (REIT)	24,111
269,634	Wilson Bayly Holmes-Ovcon Ltd	2,881,744

	Total South Africa	153,248,155

	South Korea — 3.8%
724,248	BNK Financial Group Inc	6,340,094
24,199	Cheil Worldwide Inc	408,231
2,458	CJ O Shopping Co Ltd	466,706
2,870	Com2uSCorp	277,921
2,881	Crown Confectionery Co Ltd *	47,337

Shares	Description	Value ($)
	South Korea — continued
3,732	Crown Haitai Holdings Co Ltd	68,334
737	Cuckoo Electronics Co Ltd	87,739
628	Dae Han Flour Mills Co Ltd	103,645
11,342	Daelim Industrial Co Ltd	845,129
75,037	Daishin Securities Co Ltd	940,071
51,243	Daou Data Corp	542,312
437,948	Daou Technology Inc	7,680,073
41,950	DGB Financial Group Inc	409,592
6,160	Dong Ah Tire & Rubber Co Ltd	138,403
165,027	Dongbu Insurance Co Ltd	11,014,331
14,007	Dongsuh Cos Inc	329,583
24,809	Dongwon Development Co Ltd	116,677
7,581	Douzone Bizon Co Ltd	222,468
31,913	E-MART Inc	6,354,492
115,032	Eugene Investment & Securities Co Ltd *	342,652
4,199	GOLFZON Co Ltd	183,264
437,311	Grand Korea Leisure Co Ltd	8,968,809
49,395	GS Home Shopping Inc	9,666,737
26,295	GS Retail Co Ltd	941,757
179,617	Hana Financial Group Inc	7,811,508
3,186	Hana Tour Service Inc	240,605
228,583	Hankook Tire Co Ltd	11,988,685
120,880	Hankook Tire WorldwideCo Ltd	2,287,195
125,447	Hanon Systems	1,289,219
17,335	Hansol Paper Co Ltd	280,858
53,578	Hanwha Corp	2,340,770
463,015	Hanwha Life Insurance Co Ltd	3,009,104
35,303	Harim Holdings Co Ltd	121,104
29,283	Hyundai Department Store Co Ltd	2,510,786
11,184	Hyundai Engineering & Construction Co Ltd	404,308
38,878	Hyundai Home Shopping Network Corp	4,745,886
4,990	Hyundai Hy Communications & Network Co Ltd	18,060
245,158	Hyundai Marine & Fire Insurance Co Ltd	10,068,594
153,002	Hyundai Mobis Co Ltd	32,059,622
205,224	Hyundai Motor Co	25,624,620
534,676	Industrial Bank of Korea	7,089,484
11,978	Innocean Worldwide Inc	762,300
535,428	JB Financial Group Co Ltd	2,953,656
2,176	Kangnam Jevisco Co Ltd	72,854
229,202	Kangwon Land Inc	7,018,622
627,765	KB Financial Group Inc	30,885,128
10,813	KEPCO Plant Service & Engineering Co Ltd	439,357
1,212,800	Kia Motors Corp	38,194,633
3,329	KISCO Corp	123,610
6,432	KIWOOM Securities Co Ltd	461,153
71,926	Korea Asset In Trust Co Ltd	592,523
10,877	Korea Investment Holdings Co Ltd	635,198
67,946	Korea Real Estate Investment & Trust Co Ltd	204,799

See accompanying notes to the financial statements.	49

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
9,620	Korea Zinc Co Ltd	4,405,092
103,657	Korean Reinsurance Co	1,144,880
120,221	KT Hitel Co Ltd *	654,570
24,361	KT Skylife Co Ltd	348,222
165,313	KT&G Corp	16,806,639
6,150	Kukdo Chemical Co Ltd	295,399
38,823	Kyobo Securities Co Ltd	335,385
59,945	LF Corp	1,548,623
769,359	LG Display Co Ltd	21,347,177
121,989	LG Electronics Inc	8,842,706
77,654	LOTTE Himart Co Ltd	4,716,987
32,131	Lotte Shopping Co Ltd	7,331,982
27,704	Maeil Holdings Co Ltd	544,728
24,173	Meritz Financial Group Inc	359,594
171,899	Meritz Fire & Marine Insurance Co Ltd	3,861,814
533,303	Meritz Securities Co Ltd	2,288,377
32,177	NH Investment & Securities Co Ltd	394,617
79,149	NHN Entertainment Corp *	4,506,067
1,262	Ottogi Corp	852,250
31,145	Poongsan Corp	1,577,098
10,013	POSCO Chemtech Co Ltd	293,523
6,550	S&T Motiv Co Ltd	304,402
40,794	Samjin Pharmaceutical Co Ltd	1,220,043
161,174	Samsung Card Co Ltd	5,316,220
14,837	Samsung Electronics Co Ltd	30,542,118
8	Samsung Electronics Co Ltd GDR	8,249
19,450	Samsung Fire & Marine Insurance Co Ltd	4,777,807
13,308	Samsung Life Insurance Co Ltd	1,364,416
29,035	Samsung Securities Co Ltd	942,741
33,351	Seah Besteel Corp	1,050,446
23,455	SeAH Steel Corp	1,936,130
15,763	Seoyon E-Hwa Co Ltd	156,875
90,231	Shinhan Financial Group Co Ltd	4,160,628
15,213	Shinsegae Inc	2,606,752
21,325	Silicon Works Co Ltd	830,308
35	Sindoh Co Ltd	2,067
20,928	SK Hynix Inc	1,277,641
5,463	SK Innovation Co Ltd	916,500
55,675	SK Telecom Co Ltd	12,570,440
90,300	SK Telecom Co Ltd Sponsored ADR	2,283,687
38,581	SL Corp	669,500
11,133	Soulbrain Co Ltd	638,775
1,395	Spigen Korea Co Ltd	55,464
150,163	Tongyang Life Insurance Co Ltd	1,221,373
4,408	Unid Co Ltd	189,834
1,827,572	Woori Bank	30,166,806

	Total South Korea	438,395,550

Shares	Description	Value ($)
	Spain — 0.8%
7,503	Aena SA	1,467,635
1,368,984	Atlantica Yield Plc	28,420,108
21,089	Ebro Foods SA	503,098
38,860	Ence Energia y Celulosa SA	170,167
696,638	Endesa SA	16,832,181
1,379,428	Mapfre SA	4,890,408
2,217,631	Repsol SA	38,158,268

	Total Spain	90,441,865

	Sweden — 0.4%
88,886	Alfa Laval AB	2,014,196
323,115	Atlas Copco AB – A Shares	12,676,495
78,768	Atlas Copco AB – B Shares	2,812,883
14,861	Bufab AB	176,165
5,321	Fastighets AB Balder – B Shares *	140,224
103	JM AB	3,305
3,807	NCC AB – B Shares	99,372
13,680	Nordea Bank AB	184,183
1,020,792	Sandvik AB	16,876,722
704,840	Volvo AB – B Shares	12,047,180

	Total Sweden	47,030,725

	Switzerland — 0.7%
15,454	Adecco Group AG (Registered)	1,120,156
12,612	ALSO Holding AG (Registered) *	1,640,894
6,514	Ascom Holding AG (Registered)	126,973
13,995	BKW AG	813,207
9,609	Bobst Group SA (Registered)	1,090,830
1,705	Bossard Holding AG (Registered) – A Shares	371,269
1,147	Comet Holding AG (Registered) *	163,005
1,491	Emmi AG (Registered) *	997,103
6,509	EMS-Chemie Holding AG (Registered)	4,453,497
4,923	Georg Fischer AG (Registered)	5,674,587
196	Gurit Holding AG *	224,761
1,106	Inficon Holding AG (Registered) *	630,289
9,168	Kardex AG (Registered) *	961,007
146	Komax Holding AG (Registered)	40,621
11,838	Kuehne & Nagel International AG (Registered)	2,145,289
148,390	Logitech International SA (Registered)	5,287,847
106,116	Nestle SA (Registered)	8,996,076
28,169	Novartis AG (Registered)	2,374,846
6,613	Orior AG	526,824
8,765	Roche Holding AG	2,226,929
1,915	Sika AG	13,589,498
19,223	Swiss Life Holding AG (Registered) *	6,881,887
286,930	Swiss Re AG	25,980,852
9,109	UBS Group AG (Registered) *	150,088

	Total Switzerland	86,468,335

50	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Taiwan — 5.6%
603,000	AcBel Polytech Inc	481,278
61,000	Actron Technology Corp	207,631
49,539	Addcn Technology Co Ltd	434,487
378,000	Advanced Semiconductor Engineering Inc	457,554
440,000	Advantech Co Ltd	3,251,672
980,000	AmTRAN Technology Co Ltd	546,818
4,243,000	Asustek Computer Inc	35,202,918
16,000	Aurora Corp	31,476
1,094,000	BES Engineering Corp	234,162
286,000	Casetek Holdings Ltd	950,940
1,482,000	Catcher Technology Co Ltd	18,955,765
4,295,000	Cathay Financial Holding Co Ltd	7,031,496
3,494,000	Chailease Holding Co Ltd	9,525,836
3,308,000	Cheng Shin Rubber Industry Co Ltd	6,665,324
127,000	Chicony Electronics Co Ltd	319,558
201,000	Chicony Power Technology Co Ltd	411,148
349,000	China Life Insurance Co Ltd *	386,153
186,000	China Motor Corp	173,332
628,000	Chin-Poon Industrial Co Ltd	1,137,098
256,000	Chipbond Technology Corp	429,102
72,000	Chong Hong Construction Co Ltd	161,070
4,981,470	Chunghwa Telecom Co Ltd	17,325,770
52,100	Chunghwa Telecom Co Ltd Sponsored ADR	1,803,181
37,000	Cleanaway Co Ltd	208,563
18,009,000	Compal Electronics Inc	12,963,503
599,000	Coretronic Corp	728,966
14,417,000	CTBC Financial Holding Co Ltd	9,354,595
293,000	CTCI Corp	474,146
82,000	Cyberlink Corp	167,855
76,000	Delta Electronics Inc	418,107
75,000	Dynapack International Technology Corp	96,430
45,000	Eclat Textile Co Ltd	553,673
767,000	Elan Microelectronics Corp	1,099,578
952,000	Elitegroup Computer Systems Co Ltd *	604,129
308,000	Everlight Electronics Co Ltd	463,105
3,490,000	Far EasTone Telecommunications Co Ltd	8,464,685
678,000	Faraday Technology Corp	1,028,883
216,000	Farglory Land Development Co Ltd	261,964
79,000	Feng TAY Enterprise Co Ltd	375,420
347,000	Formosa Chemicals & Fibre Corp	1,092,831
926,000	Formosa Plastics Corp	2,886,729
49,000	Formosan Rubber Group Inc	24,468
8,737,582	Foxconn Technology Co Ltd	27,830,544
12,019,000	Fubon Financial Holding Co Ltd	19,365,012
650,000	Gemtek Technology Corp	486,024
3,493,000	Gigabyte Technology Co Ltd	4,766,027
315,000	Grand Pacific Petrochemical	267,398
22,000	Grape King Bio Ltd	133,868
1,402,000	Great Wall Enterprise Co Ltd	1,440,685

Shares	Description	Value ($)
	Taiwan — continued
176,000	Greatek Electronics Inc	282,242
144,000	Green Seal Holding Ltd	372,686
8,099,000	Highwealth Construction Corp *	12,902,408
168,000	Holtek Semiconductor Inc	307,711
22,768,663	Hon Hai Precision Industry Co Ltd	88,912,766
371,000	Huaku Development Co Ltd	761,853
119,000	IEI Integration Corp *	181,797
13,023,000	Innolux Corp	6,367,672
11,601,000	Inventec Corp	9,230,884
30,000	Iron Force Industrial Co Ltd	119,484
360,000	ITEQ Corp	710,936
15,000	Kenda Rubber Industrial Co Ltd	21,468
25,000	King Slide Works Co Ltd	348,155
218,000	King’s Town Bank Co Ltd	230,463
454,000	Kinik Co	1,206,355
43,000	Kung Long Batteries Industrial Co Ltd	221,303
1,348,000	Lite-On Semiconductor Corp	1,577,283
17,813,475	Lite-On Technology Corp	26,410,482
609,000	Lotes Co Ltd	3,825,782
451,000	Makalot Industrial Co Ltd	2,135,771
3,019,599	Mercuries Life Insurance Co Ltd *	1,618,275
35,000	Merida Industry Co Ltd	154,041
85,000	MIN AIK Technology Co Ltd	82,001
1,174,000	Mitac Holdings Corp	1,401,404
324,000	Nan Ya Plastics Corp	819,576
32,000	Nien Made Enterprise Co Ltd	344,888
2,158,000	Novatek Microelectronics Corp	8,417,536
772,000	Nuvoton Technology Corp	1,413,319
360,000	OptoTech Corp	197,226
13,812,000	Pegatron Corp	43,638,318
456,000	Phison Electronics Corp	6,168,654
11,670,000	Pou Chen Corp	15,168,042
2,438,808	Powertech Technology Inc	7,426,762
21,000	President Chain Store Corp	175,973
7,107,000	Quanta Computer Inc	16,217,925
6,653,020	Radiant Opto-Electronics Corp	16,843,719
2,389,000	Realtek Semiconductor Corp	9,286,067
416,000	Rechi Precision Co Ltd	419,040
518,400	Ruentex Development Co Ltd *	508,779
3,682,000	Ruentex Industries Ltd *	5,941,818
137,000	Sercomm Corp	361,570
726,000	Sheng Yu Steel Co Ltd	895,267
136,000	ShunSin Technology Holding Ltd	500,094
120,000	Sigurd Microelectronics Corp	105,148
3,708,000	Simplo Technology Co Ltd	12,620,241
194,000	Sinbon Electronics Co Ltd	479,701
406,000	Sitronix Technology Corp	1,235,596
187,000	Soft-World International Corp	447,299
1,720,000	Sunonwealth Electric Machine Industry Co Ltd	2,985,729

See accompanying notes to the financial statements.	51

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
1,508,000	Sunplus Technology Co Ltd	841,713
221,000	Syncmold Enterprise Corp	510,590
85,000	Taiflex Scientific Co Ltd	147,045
275,575	Taishin Financial Holding Co Ltd	122,552
4,134,582	Taiwan Business Bank	1,143,812
254,000	Taiwan Cement Corp	293,865
362,590	Taiwan Cooperative Financial Holding Co Ltd	191,280
182,000	Taiwan Mobile Co Ltd	651,498
57,000	Taiwan PCB Techvest Co Ltd	61,232
1,391,000	Taiwan Semiconductor Co Ltd	1,967,875
4,071,000	Taiwan Semiconductor Manufacturing Co Ltd	29,300,995
1,320,973	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	48,836,372
81,000	Taiwan Surface Mounting Technology Corp	66,958
346,000	Teco Electric and Machinery Co Ltd	323,870
54,000	Test Research Inc	70,369
157,000	Thinking Electronic Industrial Co Ltd	513,906
275,000	Tong Hsing Electronic Industries Ltd	1,110,513
1,519,060	Topco Scientific Co Ltd	3,985,257
89,000	Transcend Information Inc	265,758
2,142,000	Tripod Technology Corp	8,044,414
244,000	TXC Corp	331,396
1,111,000	Uni-President Enterprises Corp	2,367,246
1,499,000	United Integrated Services Co Ltd	2,703,433
13,678,000	United Microelectronics Corp	6,837,066
219,000	Visual Photonics Epitaxy Co Ltd	443,449
137,000	Wan Hai Lines Ltd	95,420
2,770,000	Winbond Electronics Corp	2,131,313
6,747,908	Wistron Corp	6,392,869
372,763	Wistron NeWeb Corp	1,124,459
3,536,000	WPG Holdings Ltd	4,613,190
43,000	Xxentria Technology Materials Corp	90,866
213,828	Yageo Corp	1,376,176
828,000	Yuanta Financial Holding Co Ltd	360,464
13,000	Yungtay Engineering Co Ltd	24,227
23,000	Zeng Hsing Industrial Co Ltd	100,322

	Total Taiwan	641,124,236

	Thailand — 1.4%
3,779,300	Advanced Info Service Pcl (Foreign Registered)	21,368,102
632,500	Airports of Thailand Pcl (Foreign Registered)	1,040,221
2,339,300	Amata Corp Pcl (Foreign Registered)	1,297,731
3,281,100	AP Thailand Pcl (Foreign Registered)	776,808
269,900	AP Thailand Pcl NVDR	63,899

Shares	Description	Value ($)
	Thailand — continued
307,600	Bangkok Bank Pcl NVDR	1,710,691
46,200	Bumrungrad Hospital Pcl (Foreign Registered)	303,439
2,307,400	Central Pattana Pcl (Foreign Registered)	5,007,052
674,100	Delta Electronics Thailand Pcl (Foreign Registered)	1,807,264
1,629,900	Eastern Polymer Group Pcl (Foreign Registered)	564,626
759,800	Glow Energy Pcl (Foreign Registered)	1,962,946
388,100	Group Lease Pcl NVDR	229,601
1,489,700	Hana Microelectronics Pcl (Foreign Registered)	1,963,826
626,900	Indorama Ventures Pcl NVDR 2.13%	737,151
2,548,400	Intouch Holdings Pcl NVDR	4,358,468
4,997,800	Jasmine International Pcl (Foreign Registered)	1,174,815
398,500	Kasikornbank Pcl NVDR	2,417,006
219,400	KCE Electronics Pcl (Foreign Registered)	578,436
2,510,100	Kiatnakin Bank Pcl (Foreign Registered)	5,313,761
1,143,900	Kiatnakin Bank Pcl NVDR	2,421,580
4,894,900	Krung Thai Bank Pcl (Foreign Registered)	2,759,763
49,500	Krung Thai Bank Pcl NVDR	27,908
7,395,800	Land & Houses Pcl NVDR	2,162,179
1,677,900	LPN Development Pcl (Foreign Registered)	546,274
464,800	MC Group Pcl (Foreign Registered)	197,355
721,500	Mega Lifesciences Pcl (Foreign Registered)	680,175
418,800	Pruksa Holding Pcl (Foreign Registered)	287,638
1,998,000	PTT Exploration & Production Pcl (Foreign Registered)	5,274,354
2,667,000	PTT Exploration & Production Pcl NVDR	7,040,386
3,365,300	PTT Global Chemical Pcl (Foreign Registered)	7,764,315
1,433,000	PTT Pcl (Foreign Registered)	17,237,627
382,800	PTT Pcl NVDR	4,604,720
8,215,100	Quality Houses Pcl (Foreign Registered)	594,315
804,400	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,350,786
33,841,100	Sansiri Pcl (Foreign Registered)	2,121,057
20,764,800	Sansiri Pcl NVDR	1,301,474
5,650,400	SC Asset Corp Pcl (Foreign Registered)	548,259
1,197,700	Siam Cement Pcl (The) (Foreign Registered)	18,048,167
255,400	Siam Cement Pcl (The) NVDR	3,848,625
527,200	Siam Commercial Bank Pcl (The) (Foreign Registered)	2,393,668
394,800	Srisawad Corp Pcl (Foreign Registered)	609,798
2,530,300	Star Petroleum Refining Pcl	1,274,017
1,266,100	STP & I Pcl (Foreign Registered)	261,229
3,013,800	Supalai Pcl (Foreign Registered)	2,293,050
16,821,500	Thai Beverage Pcl	11,548,696
286,700	Thai Oil Pcl (Foreign Registered)	814,307

52	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
532,100	Thai Vegetable Oil Pcl (Foreign Registered)	456,646
4,838,800	Thanachart Capital Pcl (Foreign Registered)	6,813,929
67,800	Thanachart Capital Pcl NVDR	95,475
1,250,800	Total Access Communication Pcl (Foreign Registered) *	2,066,915
1,638,600	TTW Pcl (Foreign Registered)	538,209
2,847,000	WHA Corp Pcl (Foreign Registered)	272,922

	Total Thailand	160,931,661

	Turkey — 1.7%
81,121	Akbank Turk AS	243,299
68,220	Aksa Akrilik Kimya Sanayii AS	247,925
34,419,864	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT) *	29,338,489
484,248	Enka Insaat ve Sanayi AS	750,998
6,330,835	Eregli Demir ve Celik Fabrikalari TAS	15,082,841
29,600	Ford Otomotiv Sanayi AS	407,766
1,815,896	Haci Omer Sabanci Holding AS	5,581,379
1,625,683	KOC Holding AS	8,499,531
147,970	Koza Altin Isletmeleri AS *	1,377,576
28,868	Otokar Otomotiv Ve Savunma Sanayi AS	966,692
4,178,271	Soda Sanayii AS	6,306,980
45,611	Tofas Turk Otomobil Fabrikasi AS	417,859
9,607,636	Turkiye Garanti Bankasi AS	29,935,295
7,908,726	Turkiye Halk Bankasi AS	34,007,634
16,866,460	Turkiye Is Bankasi – Class C	36,648,767
3,770,677	Turkiye Sinai Kalkinma Bankasi AS	1,659,589
1,528,298	Turkiye Sise ve Cam Fabrikalari AS	1,967,868
8,327,194	Turkiye Vakiflar Bankasi TAO – Class D	17,398,811
270,910	Yapi ve Kredi Bankasi AS *	381,981

	Total Turkey	191,221,280

	United Arab Emirates — 0.0%
1,222,106	Aldar Properties PJSC	772,333
1,276,288	DAMAC Properties Dubai Co PJSC	1,406,509
222,428	Emirates Telecommunications Group Co PJSC	1,091,907

	Total United Arab Emirates	3,270,749

	United Kingdom — 2.5%
220,968	3i Group Plc	2,772,206
685,595	AstraZeneca Plc	40,194,929
266,439	Aviva Plc	1,801,737
267,478	Berkeley Group Holdings Plc (The)	12,960,259
7,499,300	Booker Group Plc	19,373,637
480,633	British American Tobacco Plc	29,984,342
76,191	Cape Plc	260,153
61,720	Carillion Plc	35,238

Shares	Description	Value ($)
	United Kingdom — continued
3,461,272	Centrica Plc	8,946,229
83,699	Cobham Plc *	148,683
119,731	Coca-Cola HBC AG *	4,094,302
14,043	Computacenter Plc	185,770
55,367	Crest Nicholson Holdings Plc	390,164
758,278	Debenhams Plc	394,597
89,362	EI Group Plc *	163,822
201,888	Electrocomponents Plc	1,654,673
38,966	Fenner Plc	173,391
565,958	Ferrexpo Plc	2,193,851
41,063	Galliford Try Plc	740,221
8,328	Games Workshop Group Plc	176,507
6,619	GlaxoSmithKline Plc	131,319
233,300	GlaxoSmithKline Plc Sponsored ADR	9,385,659
543,476	Inchcape Plc	5,855,585
287,772	Indivior Plc *	1,550,185
53,447	Intermediate Capital Group Plc	614,496
1,038,206	J Sainsbury Plc	3,160,376
944,242	Kingfisher Plc	3,648,575
555	Land Securities Group Plc (REIT)	7,255
79,348	McBride Plc *	180,235
18,332	Mondi Plc	499,673
90,927	Mondi Plc	2,484,560
23,615	Morgan Sindall Group Plc	384,117
477,643	Persimmon Plc	16,447,908
197,350	QinetiQ Group Plc	587,571
273,246	Reckitt Benckiser Group Plc	25,911,518
483,485	Royal Mail Plc	2,462,829
71,503	RPS Group Plc	266,987
839,360	Sage Group Plc (The)	7,517,963
1,703,600	Sky Plc	21,069,366
49,557	Smiths Group Plc	990,304
113,166	Spectris Plc	3,390,906
79,242	Stock Spirits Group Plc	238,866
210,771	Unilever Plc	12,297,359
33,355	Vedanta Resources Plc	368,609
114,931	Vesuvius Plc	858,688
24,989	WH Smith Plc	597,124
1,656,898	Wm Morrison Supermarkets Plc	5,268,155
3,945,800	Worldpay Group Plc	21,291,702
840,755	WPP Plc	15,332,943

	Total United Kingdom	289,445,544

	United States — 7.0%
75,357	3M Co.	15,396,942
187,157	Abbott Laboratories	9,533,778
102,655	Accenture Plc – Class A	13,423,168
32,357	Alphabet, Inc. – Class C *	30,393,901
152,673	American Express Co.	13,145,145

See accompanying notes to the financial statements.	53

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	United States — continued
28,877	Amphenol Corp. – Class A	2,337,304
21,030	Analog Devices, Inc.	1,759,580
33,466	Anthem, Inc.	6,560,675
177,385	Apple, Inc.	29,091,140
10,900	Automatic Data Processing, Inc.	1,160,523
68,422	Baker Hughes a GE Co. (a)	2,319,506
20,881	Becton Dickinson and Co.	4,164,507
995	Biogen Idec, Inc. * (a)	314,977
131,565	Cabela’s, Inc. *	7,065,040
114,842	Capital Bank Financial Corp. – Class A	4,318,059
1,024,700	Cars.com, Inc. *	26,498,742
346,171	Cisco Systems, Inc.	11,150,168
171,103	Coca-Cola Co. (The)	7,793,742
179,131	Cognizant Technology Solutions Corp. – Class A	12,677,101
38,582	Colgate-Palmolive Co. (a)	2,764,014
56,822	Costco Wholesale Corp.	8,906,280
89,400	CR Bard, Inc.	28,680,414
40,352	CVS Health Corp.	3,120,824
74,048	DISH Network Corp. – Class A * (a)	4,242,210
1,150	Donnelley Financial Solutions, Inc. *	24,622
36,536	Eli Lilly & Co.	2,970,011
98,200	Emerson Electric Co.	5,797,728
288,616	EnPro Industries, Inc.	20,338,770
28,098	Honeywell International, Inc.	3,885,110
963	HSN, Inc.	35,342
19,860	Humana, Inc.	5,116,333
1,076,045	Huntsman Corp.	28,590,516
155,835	Johnson & Johnson	20,627,879
1,249,050	Lattice Semiconductor Corp. *	7,057,132
1,058,500	Level 3 Communications, Inc. *	57,614,155
670,176	Liberty Media Corp.-Liberty SiriusXM – Class C *	29,896,551
1,150	LSC Communications, Inc.	18,527
144,277	Marvell Technology Group Ltd. (a)	2,584,001
37,724	Mastercard, Inc. – Class A	5,028,609
153,373	Medtronic Plc	12,364,931
419,525	Microsoft Corp.	31,367,884
108,667	Mondelez International, Inc. – Class A (a)	4,418,400
339,629	Monsanto Co. (a)	39,804,519
10,715	Net 1 UEPS Technologies, Inc. *	99,971
253,818	NxStage Medical, Inc. *	7,106,904
518,703	Oracle Corp.	26,106,322
26,910	PepsiCo, Inc.	3,114,294
102,644	Pfizer, Inc.	3,481,684
101,189	Philip Morris International, Inc.	11,832,030
75,000	Pinnacle Foods, Inc. (a)	4,448,250
260,301	QUALCOMM, Inc. (a)	13,605,933
791,552	Rice Energy, Inc. *	21,656,863
13,200	Rockwell Automation, Inc.	2,165,592

Shares	Description	Value ($)
	United States — continued
33	Sabra Health Care REIT, Inc.	721
98,507	Schlumberger Ltd.	6,256,180
323,600	Scripps Networks Interactive, Inc. – Class A	27,716,340
39,923	Stryker Corp.	5,643,915
281,795	Swift Transportation Co. *	7,904,350
82,242	Teradata Corp. *	2,625,165
53,745	Texas Instruments, Inc.	4,451,161
508,610	Time Warner, Inc.	51,420,471
29,605	TJX Cos., Inc. (The)	2,140,442
23,484	T-Mobile US, Inc. * (a)	1,519,650
550,360	Tribune Media Co. – Class A	22,052,925
52,116	Twitter, Inc. * (a)	881,282
63,527	United Technologies Corp.	7,605,452
112,202	UnitedHealth Group, Inc.	22,316,978
123,052	US Bancorp	6,306,415
75,902	VF Corp.	4,771,959
30,776	Walt Disney Co. (The) (a)	3,114,531
117,859	Wells Fargo & Co.	6,019,059
58,313	Williams Cos , Inc. (The) (a)	1,733,645
24,275	Zimmer Biomet Holdings, Inc.	2,773,904

	Total United States	805,231,148

	TOTAL COMMON STOCKS (COST $5,287,311,628)	5,877,869,048

	PREFERRED STOCKS — 2.0%

	Brazil — 1.1%
1,343,022	Banco Bradesco SA *	14,326,819
1,043,700	Banco do Estado do Rio Grande do Sul SA – Class B, 0.24%	5,609,989
1,812,750	Bradespar SA, 3.98%	15,479,365
1,308,475	Centrais Eletricas Brasileiras SA – Class B *	8,533,759
13,500	Cia de Transmissao de Energia Eletrica Paulista, 1.19%	303,421
6,843,927	Cia Energetica de Minas Gerais, 1.51%	18,219,454
471,239	Cia Energetica de Minas Gerais Sponsored ADR, 1.47%	1,239,359
429,600	Cia Energetica de Sao Paulo – Class B, 3.40%	2,010,264
997,760	Itau Unibanco Holding SA, 0.42%	12,789,560
10,452,776	Itausa – Investimentos Itau SA, 0.55%	33,870,202
3,405,700	Metalurgica Gerdau SA *	6,123,628
1,753,253	Oi SA *	2,060,783
831,700	Vale SA *	8,605,387

	Total Brazil	129,171,990

54	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	Germany — 0.1%
34,296	Bayerische Motoren Werke AG, 4.73%	2,848,313
3,025	Draegerwerk AG & Co KgaA, 0.21%	324,078
913	Henkel AG & Co KGaA, 1.41%	122,406
182,768	Porsche Automobil Holding SE, 1.89%	10,374,304

	Total Germany	13,669,101

	Russia — 0.1%
1,746,000	Sberbank of Russia PJSC, 3.85%	4,758,739
140	Transneft PJSC, 4.60%	429,686

	Total Russia	5,188,425

	South Korea — 0.7%
38,952	Hyundai Motor Co, 4.38%	3,336,321
61,015	Hyundai Motor Co 2nd Preference, 4.06%	5,530,111
10,892	LG Electronics Inc, 1.11%	391,245
40,104	Samsung Electronics Co Ltd, 1.36%	67,140,962
3,787	Samsung Electronics Co Ltd GDR (Registered)	3,205,663

	Total South Korea	79,604,302

	TOTAL PREFERRED STOCKS (COST $166,443,203)	227,633,818

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%
449,600	Alignvest Acquisition II Corp *	270,030

	Hong Kong — 0.0%
33,250	Digital China Holdings Ltd *	2,762

	Singapore — 0.0%
630,200	Interoil Corporate Escrow * (d)	2,520,800

	United States — 0.0%
2,616,810	Media General, Inc. CVR * (d)	78,504
2,279,800	Safeway Casa Ley CVR * (d)	991,713
2,279,800	Safeway PDC, LLC CVR * (d)	34,197

	Total United States	1,104,414

	TOTAL RIGHTS/WARRANTS (COST $4,961,501)	3,898,006

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%
803,429	iShares MSCI Emerging Markets ETF	36,017,722

	TOTAL INVESTMENT FUNDS (COST $35,276,930)	36,017,722

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 36.6%

		Australia — 0.0%
		Corporate Debt — 0.0%
	1,250,000	Crest Nicholsotd / BlueScope Steel Finance USA LLC, 144A, 6.50%, due 05/15/21	1,315,250

		Brazil — 0.1%
		Corporate Debt — 0.1%
	7,544,000	Oi Brasil Holdings Cooperatief UA, Reg. S, 5.75%, due 02/10/22 (e)	2,583,820
EUR	20,750,000	Portugal Telecom International Finance BV, Reg. S, 5.88%, due 04/17/18 (e)	8,522,139
EUR	3,032,000	Portugal Telecom International Finance BV, Reg. S, 4.63%, due 05/08/20 (e)	1,245,259
EUR	3,714,000	Portugal Telecom International Finance BV, Reg. S, 4.50%, due 06/16/25 (e)	1,525,360
	4,956,000	Telemar Norte Leste SA, Reg. S, 5.50%, due 10/23/20 (e)	1,709,820

		Total Corporate Debt	15,586,398

		Total Brazil	15,586,398

		Canada — 0.1%
		Corporate Debt — 0.1%
	750,000	Bellatrix Exploration Ltd, 144A, 8.50%, due 05/15/20	650,625
	500,000	Canbriam Energy Inc, 144A, 9.75%, due 11/15/19	510,000
	18,352,800	Nortel Networks Corp, due 07/15/11 (e)	1,238,814
	26,379,600	Nortel Networks Corp, 10.13%, due 07/15/13 (e)	1,846,572
	2,500,000	Teck Resources Ltd, 6.13%, due 10/01/35	2,756,250

		Total Corporate Debt	7,002,261

		Total Canada	7,002,261

		Denmark — 0.2%
		Bank Loans — 0.2%
	6,287,912	O.W. Bunker & Trading A/S, Ancillary Revolver, 0.00% (e) (d)	5,721,999
	5,775,917	O.W. Bunker & Trading A/S, Term Loan A, 1.75% (e) (d)	5,256,084
	14,306,227	O.W. Bunker & Trading A/S, Term Loan B, 2.25% (e) (d)	13,018,667

		Total Denmark	23,996,750

		France — 0.0%
		Corporate Debt — 0.0%
	1,250,000	Credit Agricole SA, 144A, Variable Rate, 3 mo. LIBOR + 6.98%, 8.38%, due 10/29/49	1,386,378

		Germany — 0.0%
		Corporate Debt — 0.0%
	1,128,000	Deutsche Bank AG, 4.50%, due 04/01/25	1,138,968

See accompanying notes to the financial statements.	55

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†		Description	Value ($)
		Hong Kong — 0.0%
		Corporate Debt — 0.0%
	750,000	Studio City Co Ltd, 144A, 5.88%, due 11/30/19	791,250

		Ireland — 0.0%
		Corporate Debt — 0.0%
	750,000	Park Aerospace Holdings Ltd, 144A, 5.50%, due 02/15/24	780,000

		Italy — 0.0%
		Corporate Debt — 0.0%
	1,000,000	Meccanica Holdings USA Inc, 144A, 6.25%, due 07/15/19	1,062,500
	2,000,000	Intesa Sanpaolo SPA, 144A, 5.02%, due 06/26/24	2,046,986

		Total Corporate Debt	3,109,486

		Total Italy	3,109,486

		Japan — 1.9%
		Corporate Debt — 0.0%
	3,000,000	SoftBank Group Corp, 144A, 4.50%, due 04/15/20	3,101,250

		Foreign Government Obligations — 1.9%
JPY	1,675,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/25/17	15,237,236
JPY	5,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/02/17	46,395,039
JPY	3,337,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/23/17	30,359,066
JPY	9,750,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/06/17	88,707,306
JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/13/17	15,467,332
JPY	2,040,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/20/17	18,561,319

		Total Foreign Government Obligations	214,727,298

		Total Japan	217,828,548

		Jersey — 0.0%
		Asset-Backed Securities — 0.0%
	1,654,378	Canaras Summit CLO Ltd, Series 07-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.48%, 1.75%, due 06/19/21	1,652,581

		Luxembourg — 0.0%
		Corporate Debt — 0.0%
	750,000	Coveris Holdings SA, 144A, 7.88%, due 11/01/19	725,625

		Puerto Rico — 0.3%
		Municipal Obligations — 0.3%
	14,697,940	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	11,905,331

Par Value†	Description	Value ($)
	Puerto Rico — continued
	Municipal Obligations — continued
26,571,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	21,389,655

	Total Municipal Obligations	33,294,986

	Total Puerto Rico	33,294,986

	Spain — 0.2%
	Bank Loans — 0.2%
10,938,220	Abengoa S.A., NM Term Loan A, 7.00%, due 03/31/21 (d)	11,594,513
3,739,807	Abengoa S.A., Term Loan Escrow, 14.00%, due 03/31/21 (d)	3,758,507

	Total Bank Loans	15,353,020

	Corporate Debt — 0.0%
631,262	ABG Orphan Holdco Sarl, 144A, 14.00%, due 02/28/21	634,419
1,869,935	ABG Orphan Holdco Sarl, 144A, 14.00%, due 02/28/21	1,982,130

	Total Corporate Debt	2,616,549

	Total Spain	17,969,569

	United Kingdom — 0.1%
	Corporate Debt — 0.1%
250,000	Algeco Scotsman Global Finance Plc, 144A, 8.50%, due 10/15/18	240,000
2,750,000	Anglo American Capital Plc, 144A, 4.88%, due 05/14/25	2,907,575
2,000,000	Avon Products, Inc., 7.00%, due 03/15/23	1,780,000
500,000	Jaguar Land Rover Automotive Plc, 144A, 4.13%, due 12/15/18	507,500
500,000	Petrofac Ltd, 144A, 3.40%, due 10/10/18	493,440
750,000	Royal Bank of Scotland Group Plc, 5.13%, due 05/28/24	791,120
1,000,000	Virgin Media Secured Finance Plc, 144A, 5.25%, due 01/15/26	1,042,500

	Total Corporate Debt	7,762,135

	Total United Kingdom	7,762,135

	United States — 33.7%
	Asset-Backed Securities — 3.3%
2,293,773	AccessLex Institute, Series 05-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.18%, 1.49%, due 11/22/24	2,293,772
8,596,413	Acis CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.87%, 2.17%, due 04/18/24	8,602,276
2,184,065	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.26%, due 07/24/29	2,183,720
3,310,940	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.26%, due 07/25/29	3,310,377

56	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
696,852	Anchorage Capital CLO 6 Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 07/15/30	696,846
3,874,000	Anchorage Capital CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 2.49%, due 07/13/25	3,874,442
4,836,141	Apidos CLO X, Series 12-10A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.42%, 2.73%, due 10/30/22	4,837,775
5,362,210	Apidos CLO XII, Series 13-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.40%, due 04/15/25	5,368,162
13,542,283	ARES XXVI CLO Ltd., Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.40%, due 04/15/25	13,549,772
10,745,068	Atrium X, Series ATRM-10A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + .95%, 2.25%, due 07/16/25	10,746,594
3,589,188	Babson CLO Ltd., Series 13-IA, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.41%, due 04/20/25	3,593,660
1,414,550	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.11%, due 07/20/30	1,414,523
6,939,700	Ballyrock CLO LLC, Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 2.50%, due 05/20/25	6,955,405
1,471,132	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 2.16%, due 07/20/29	1,470,951
745,000	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.19%, due 04/24/29	744,983
8,776,100	BlueMountain CLO Ltd., Series 13-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.51%, due 01/22/25	8,776,021
4,050,080	BlueMountain CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.89%, 2.20%, due 10/29/25	4,050,052
1,364,701	Brentwood CLO Corp., Series 06-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .38%, 1.69%, due 02/01/22	1,363,875
16,972,904	Brookside Mill CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.45%, due 04/17/25	17,010,126
1,415,500	Carlyle US CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .80%, 2.13%, due 07/20/31	1,416,086
884,686	Catamaran CLO Ltd., Series 12-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 2.46%, due 12/20/23	887,420
2,829,100	CBAM Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.13%, due 07/20/30	2,829,007

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
532,979	Cent CLO, Series 12-16A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 2.56%, due 08/01/24	533,165
3,061,055	Cent CLO, Series 13-17A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.30%, 2.61%, due 01/30/25	3,062,775
1,668,800	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.12%, due 07/20/30	1,668,758
3,814,818	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 2.13% due 10/24/30	3,814,818
2,387,068	CIFC Funding Ltd., Series 12-3A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.51%, due 01/29/25	2,387,044
1,559,761	Crown Point CLO Ltd., Series 12-1A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.07%, due 11/21/22	1,556,359
1,131,640	Dryden XXVIII Senior Loan Fund, Series 13-28A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.07%, due 08/15/30	1,131,635
844,451	Eastland CLO Ltd., Series 07-1A, Class A3, 144A, Variable Rate, 3 mo. LIBOR + .40%, 1.71%, due 05/01/22	842,595
14,348,228	Fortress Credit BSL Ltd., Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 2.49%, due 01/19/25	14,367,785
1,936,588	Galaxy XV CLO Ltd., Series 13-15A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 2.55%, due 04/15/25	1,937,186
196,682	Gallatin CLO VII Ltd., Series 14-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.27%, 2.57%, due 07/15/23	196,708
588,925	GoldenTree Loan Opportunities VII Ltd., Series 13-7A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.46%, due 04/25/25	588,919
146,400	Grayson CLO Ltd., Series 06-1A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + 0.36%, 1.67%, due 11/01/21	146,239
1,131,640	Highbridge Loan Management, Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.10%, due 07/18/29	1,131,510
5,736,973	Higher Education Funding I, Series 05-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.14%, 1.46%, due 02/25/30	5,735,510
10,132,000	Higher Education Funding I, Series 05-1, Class A5, Variable Rate, 3 mo. LIBOR + .16%, 1.48%, due 02/25/32	10,099,471
2,263,280	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.37%, due 07/17/29	2,263,067

See accompanying notes to the financial statements.	57

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
2,065,019	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 1.60%, due 09/27/35	2,062,466
3,008,789	KeyCorp Student Loan Trust, Series 05-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.34%, 1.63%, due 06/27/38	3,007,634
3,133,883	KeyCorp Student Loan Trust, Series 04-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.53%, 1.85%, due 01/27/42	3,134,366
1,786,800	KKR CLO Ltd., 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.25%, due 07/15/30	1,786,891
1,042,300	KKR CLO Ltd., 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.32%, due 07/18/30	1,042,293
5,847,814	KKR CLO Trust, Series 12-1A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.43%, 1.74%, due 12/15/24	5,851,411
1,608,120	LCM XXV Ltd., 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.26%, due 07/20/30	1,608,107
9,613,959	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 1.39%, due 06/20/30	9,570,984
1,119,790	Mountain View CLO Ltd., Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.16%, 2.46%, due 04/12/24	1,119,782
10,532,506	MP CLO III Ltd., Series 13-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.18%, 2.49%, due 04/20/25	10,546,630
9,185,638	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.25%, 1.48%, due 03/27/28	9,151,295
4,374,188	National Collegiate Student Loan Trust, Series 07-2, Class A2, Variable Rate, 1 mo. LIBOR + 0.13%, 1.36%, due 06/26/28	4,370,088
17,880,000	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 1.46%, due 03/26/29	17,620,291
6,871,161	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 1.47%, due 07/25/30	6,798,030
7,152,000	Neuberger Berman CLO XV, Series 13-15A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.40%, 2.70%, due 10/15/25	7,159,524
2,027,890	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.31%, due 04/22/29	2,027,872
1,910,767	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + .90%, 2.20%, due 12/24/39	1,901,056

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
8,940,000	NewMark Capital Funding CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.94%, 2.15%, due 06/02/25	8,922,147
4,768,000	NewMark Capital Funding CLO Ltd., Series 13-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.33%, due 06/02/25	4,771,414
1,611,486	Nomad CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.50%, due 01/15/25	1,613,107
670,500	Oaktree CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .90%, 2.21%, due 05/13/29	670,514
1,585,360	Octagon Investment Partners XII Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .88%, 2.18%, due 07/15/19	1,585,184
944,026	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.11%, due 07/19/30	943,876
4,663,725	OFSI Fund V Ltd., Series 13-5A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + 0.93%, 2.23%, due 04/17/25	4,653,101
848,730	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 2.16%, due 08/16/29	848,723
1,685,740	OHA Credit Partners VIII Ltd., Series 13-8A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.43%, due 04/20/25	1,686,237
2,489,608	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 1.00%, due 10/22/30	2,489,608
1,441,352	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.06%, due 10/30/30	1,441,502
7,219,681	Palmer Square CLO Ltd., Series 13-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + .97%, 2.29%, due 05/15/25	7,233,789
16,649,524	SLM Private Credit Student Loan Trust, Series 07-A, Class A3, Variable Rate, 3 mo. LIBOR + .17%, 1.42%, due 12/15/26	16,607,392
2,532,855	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 2.38%, due 01/15/26	2,552,179
640,396	SLM Private Education Loan Trust, Series 11-A, Class A2, 144A, 4.37%, due 04/17/28	651,543
8,906,330	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 4.48%, due 05/16/44	9,223,445
2,478,804	SLM Private Education Loan Trust, Series 12-C, Class A2, 144A, 3.31%, due 10/15/46	2,494,648

58	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
14,113,133	SLM Student Loan Trust, Series 07-6, Class A4, Variable Rate, 3 mo. LIBOR + .38%, 1.69%, due 10/25/24	14,134,783
5,691,400	SLM Student Loan Trust, Series 07-1, Class A5, Variable Rate, 3 mo. LIBOR + .09%, 1.40%, due 01/26/26	5,681,155
1,248,403	SMB Private Education Loan Trust, Series 16-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.65%, 1.88%, due 11/15/23	1,250,062
7,023,408	SMB Private Education Loan Trust, Series 17-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.45%, 1.68%, due 06/17/24	7,034,055
1,210,970	South Carolina Student Loan Corp., Series 08-1, Class A3, Variable Rate, 3 mo. LIBOR + 0.75%, 1.95%, due 03/02/20	1,211,515
2,333,774	South Carolina Student Loan Corp., Series 2005, Class A3, Variable Rate, 3 mo. LIBOR + .14%, 1.34%, due 12/01/23	2,332,327
4,415,649	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.05%, due 01/15/24	4,420,392
318,627	Symphony CLO VIII LP, Series 12-8A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.40%, due 01/09/23	318,815
1,608,120	TCI-Symphony CLO Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.07%, due 07/15/30	1,608,102
1,131,640	Telos CLO, Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.27%, due 07/17/26	1,131,625
5,960,000	Telos CLO Ltd., Series 13-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.30%, 2.60%, due 07/17/24	5,966,407
566,200	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .90%, 2.21%, due 07/20/30	566,176
1,910,180	Tryon Park CLO Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.42%, due 07/15/25	1,914,079
1,414,550	Venture XXIX CLO Ltd., Series 17-29A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.32% due 09/07/30	1,414,550
1,697,460	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.12%, due 07/20/30	1,697,418
3,611,648	Wasatch Ltd., Series 06-1A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + 0.24%, 1.55%, due 11/14/22	3,594,774
11,726,081	West CLO Ltd., Series 12-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.24%, 2.55%, due 10/30/23	11,725,964
742,856	WhiteHorse VI Ltd., Series 12-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.51%, due 02/03/25	742,849

Par Value†	Description	Value ($)
	United States — continued
	Asset-Backed Securities — continued
866,994	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 04/17/29	867,030

	Total Asset-Backed Securities	382,198,596

	Bank Loans — 0.4%
41,554,582	Sears Roebuck Acceptance Corp., Term Loan, 5.80%, due 06/30/18 (a) (d)	41,069,640

	Corporate Debt — 0.8%
750,000	ADT Corp. (The), 144A, 4.88%, due 07/15/32	697,500
1,500,000	Allegheny Technologies, Inc., 5.95%, due 01/15/21	1,526,250
500,000	Ally Financial, Inc., 8.00%, due 11/01/31	642,500
642,000	APX Group, Inc., 6.38%, due 12/01/19	656,349
1,250,000	Arconic, Inc., 6.15%, due 08/15/20	1,367,812
750,000	Arconic, Inc., 6.75%, due 01/15/28	855,000
500,000	Boxer Parent Co., Inc., 144A, 9.00%, due 10/15/19	500,000
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 09/30/22	1,545,000
1,500,000	CenturyLink, Inc., 5.80%, due 03/15/22 (a)	1,490,625
1,000,000	Cenveo Corp., 144A, 6.00%, due 08/01/19	822,500
750,000	CF Industries, Inc., 4.95%, due 06/01/43	650,625
1,250,000	Cheniere Corpus Christi Holdings LLC, 144A, 5.13%, due 06/30/27	1,293,750
1,000,000	CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	991,250
750,000	Cleaver-Brooks, Inc., 144A, 8.75%, due 12/15/19	770,625
750,000	CommScope Technologies LLC, 144A, 5.00%, due 03/15/27	747,412
750,000	Continental Resources, Inc., 5.00%, due 09/15/22	753,750
500,000	CSC Holdings LLC, 8.63%, due 02/15/19	546,250
1,500,000	DCP Midstream Operating LP, 144A, 6.75%, due 09/15/37	1,590,000
350,000	DJO Finance LLC / DJO Finance Corp., 10.75%, due 04/15/20	304,500
1,250,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A, 10.50%, due 07/01/19	1,221,875
250,000	DuPont Fabros Technology LP, REIT, 5.88%, due 09/15/21	258,293
1,000,000	Embarq Corp., 8.00%, due 06/01/36	1,015,000
2,750,000	EMC Corp., 3.38%, due 06/01/23	2,655,093
1,250,000	Ensco Plc, 5.20%, due 03/15/25	931,250
1,250,000	Ensco Plc, 5.75%, due 10/01/44	803,125
750,000	EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, due 05/01/20	552,188
500,000	Equinix, Inc., REIT, 5.75%, due 01/01/25	537,500

See accompanying notes to the financial statements.	59

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
1,250,000	Freeport-McMoRan, Inc., 3.88%, due 03/15/23	1,237,500
20,928,000	Fresh Market, Inc. (The), 144A, 9.75%, due 05/01/23	15,852,960
250,000	GenOn Energy, Inc., 9.50%, due 10/15/18 (e)	172,500
1,250,000	Genworth Holdings, Inc., 7.70%, due 06/15/20	1,250,000
750,000	Gibson Brands, Inc., 144A, 8.88%, due 08/01/18	579,375
750,000	HCA, Inc., 4.50%, due 02/15/27	762,187
1,250,000	Hexion, Inc., 6.63%, due 04/15/20	1,137,500
12,996,500	iHeartCommunications, Inc., 9.00%, due 03/01/21	9,454,954
14,473,800	iHeartCommunications, Inc., 9.00%, due 09/15/22	10,493,505
250,000	Kindred Healthcare, Inc., 8.00%, due 01/15/20	248,125
500,000	L Brands, Inc., 8.50%, due 06/15/19	548,750
750,000	Level 3 Financing, Inc., 5.63%, due 02/01/23	772,500
1,000,000	Levi Strauss & Co., 5.00%, due 05/01/25	1,045,000
1,000,000	Lexmark International, Inc., 6.38%, due 03/15/20	1,044,182
1,000,000	LifePoint Health, Inc., 5.88%, due 12/01/23	1,053,440
500,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 4.88%, due 04/15/20	496,250
750,000	McClatchy Co. (The), 6.88%, due 03/15/29	592,500
250,000	MHGE Parent LLC / MHGE Parent Finance, Inc., 144A, 8.50%, due 08/01/19 (f)	250,000
500,000	Michael Baker International LLC / CDL Acquisition Co., Inc., 144A, 8.25%, due 10/15/18	500,000
1,000,000	Murphy Oil Corp., 4.70%, due 12/01/22	983,700
1,250,000	Navient Corp., 5.50%, due 01/25/23	1,262,500
1,000,000	Noble Holding US LLC/Noble Drilling Services 6 LLC / Noble Drilling Holding LLC, 7.50%, due 03/15/19	1,020,000
750,000	Nuance Communications, Inc., 144A, 5.38%, due 08/15/20	761,250
750,000	Real Alloy Holding, Inc., 144A, 10.00%, due 01/15/19	720,000
250,000	Sirius XM Radio, Inc., 144A, 5.00%, due 08/01/27	256,875
250,000	Spectrum Brands, Inc., 5.75%, due 07/15/25	265,938
1,000,000	Springleaf Finance Corp., 5.25%, due 12/15/19	1,037,500
750,000	Sprint Capital Corp., 6.90%, due 05/01/19	802,575
2,250,000	Sprint Capital Corp., 8.75%, due 03/15/32	2,790,000
1,000,000	Standard Industries, Inc., 144A, 5.38%, due 11/15/24	1,045,000

Par Value†	Description	Value ($)
	United States — continued
	Corporate Debt — continued
500,000	Steel Dynamics, Inc., 5.25%, due 04/15/23	517,500
1,500,000	Talen Energy Supply LLC, 4.60%, due 12/15/21	1,222,500
500,000	Tenet Healthcare Corp., 5.50%, due 03/01/19	515,000
1,250,000	Transocean, Inc., 6.80%, due 03/15/38 (f)	956,250
500,000	Ultra Resources, Inc., 144A, 6.88%, due 04/15/22	491,875
250,000	Viacom, Inc., Variable Rate, 3 mo. LIBOR + 3.89%, 5.88%, due 02/28/57	250,000
250,000	Wave Holdco LLC / Wave Holdco Corp., 144A, 8.25%, due 07/15/19	251,250
2,000,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	2,560,000
1,500,000	Yum! Brands, Inc., 5.35%, due 11/01/43	1,406,235

	Total Corporate Debt	92,333,198

	Mortgage Backed Securities — 0.2%
1,150,280	COMM Mortgage Trust, Series 04-LB2A, Class H, 144A, Variable Rate, 6.27%, due 03/10/39	1,207,247
2,980,000	GS Mortgage Securities Corp., Series 13-NYC5, Class A, 144A, 2.32%, due 01/10/30	2,984,570
1,307,046	GS Mortgage Securities Trust, Series 10-C1, Class A1, 144A, 3.68%, due 08/10/43	1,335,426
3,187,060	JP Morgan Chase Commercial Mortgage Securities Trust, Series 14-CBM, Class A, 144A, Variable Rate, 1 mo. LIBOR + .90%, 2.13%, due 10/15/29	3,187,057
9,097,599	JP Morgan Chase Commercial Mortgage Securities Trust, Series 14-FL6, Class A, 144A, Variable Rate, 1 mo. LIBOR + 1.40%, 2.63%, due 11/15/31	9,123,006
2,543,179	JPMBB Commercial Mortgage Securities Trust, Series 14-C25, Class A1, 1.52%, due 11/15/47	2,540,459
2,320,732	LB-UBS Commercial Mortgage Trust, Series 06-C1, Class AJ, Variable Rate, 5.28%, due 02/15/41	2,322,098
1,204,735	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 1.48%, due 02/25/30	1,175,520
751,402	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.48%, due 09/25/30	744,333
593,978	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	617,922

	Total Mortgage Backed Securities	25,237,638

60	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value†	Description	Value ($)
	United States — continued
	U.S. Government Agency — 0.8%
28,000,000	Federal Home Loan Bank Discount Notes, Variable Rate, 3 mo. LIBOR – .22%, 1.09%, due 11/09/18	27,987,525
64,000,000	Federal Home Loan Bank Discount Notes, Variable Rate, 3 mo. LIBOR – .22%, 1.09%, due 02/01/19	63,949,860

		91,937,385

	U.S. Government — 28.0%
131,476,015	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (g)	132,588,728
379,925,670	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (g)	388,665,180
274,174,109	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/26 (g)	269,321,109
402,665,229	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (g)	402,186,142
185,409,966	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (g)	185,759,065
95,450,444	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (g)	108,115,383
35,000,000	U.S. Treasury Note, 0.75%, due 08/31/18	34,830,469
165,000,000	U.S. Treasury Note, 1.25%, due 03/31/19	164,838,868
62,000,000	U.S. Treasury Note, 1.09%, due 04/30/19	62,023,171
370,000,000	U.S. Treasury Note, 1.25%, due 04/30/19 (h)	369,638,673
285,000,000	U.S. Treasury Note, 1.25%, due 05/31/19	284,677,149
265,000,000	U.S. Treasury Note, 1.25%, due 06/30/19	264,668,750
25,000,000	U.S. Treasury Note, 1.63%, due 06/30/19	25,133,789
205,000,000	U.S. Treasury Note, 1.38%, due 07/31/19	205,192,188
325,000,000	U.S. Treasury Note, 1.25%, due 08/31/19	324,479,493

	Total U.S. Government	3,222,118,157

	U.S. Government Agency — 0.2%
718,533	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 1.67%, due 05/20/62	719,391
10,093,709	Government National Mortgage Association, Series 17-12H, Class FE, Variable Rate, 1 mo. LIBOR + .20%, 1.42%, due 06/20/66	10,081,771
4,439,513	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 1.49%, due 01/20/67	4,438,023
6,238,108	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 1.42%, due 05/20/67	6,238,177

	Total U.S. Government Agency	21,477,362

	Total United States	3,876,371,976

	TOTAL DEBT OBLIGATIONS (COST $4,192,053,746)	4,210,712,161

Par Value†	Description	Value ($)
	MUTUAL FUNDS — 1.6%

	United States — 1.6%
2,792,947	Altaba, Inc. (a)	178,972,044

	TOTAL MUTUAL FUNDS (COST $148,824,717)	178,972,044

	SHORT-TERM INVESTMENTS — 7.3%

	Money Market Funds — 0.1%
15,444,168	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (i)	15,444,168

	Repurchase Agreements — 5.4%
315,137,681	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/31/17, maturing on 09/01/17 with a maturity value of $315,147,486 and an effective yield of 1.12%, collateralized by a U.S. Treasury Note with maturity date 01/31/23 and a market value of $321,883,496.	315,137,681
299,999,825	Nomura Securities International Inc. Repurchase Agreement, dated 08/31/17, maturing on 09/01/17 with a maturity value of $300,008,991 and an effective yield of 1.10%, collateralized by a U.S. Treasury Note with maturity date 11/15/24 and a market value of $306,600,985.	299,999,825

	TOTAL REPURCHASE AGREEMENTS (COST $615,137,506)	615,137,506

	U.S. Government Agency — 0.5%
8,000,000	Federal Home Loan Bank Discount Notes, due 09/22/17	7,995,336
1,500,000	Federal Home Loan Bank Discount Notes, due 10/11/17	1,498,317
8,000,000	Federal Home Loan Bank Discount Notes, due 11/10/17	7,984,136
28,000,000	Federal Home Loan Bank Discount Notes, Variable Rate, 1 mo. LIBOR – .16%, 1.07%, due 02/08/18	27,997,890
20,000,000	Federal Home Loan Bank Discount Notes, due 02/23/18	19,892,080

	Total U.S. Government Agency	65,367,759

	U.S. Government — 1.3%
50,100,000	U.S. Treasury Bill, 0.99%, due 11/02/17 (j) (k)	50,014,148
61,250,000	U.S. Treasury Note, 1.00%, due 12/15/17	61,232,073
35,000,000	U.S. Treasury Note, 0.75%, due 03/31/18	34,912,500

	Total U.S. Government	146,158,721

	TOTAL SHORT-TERM INVESTMENTS (COST $842,133,872)	842,108,154

See accompanying notes to the financial statements.	61

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

PURCHASED OPTIONS — 0.1%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)

Currency Options — Puts — 0.0%
USD Call/CHF	JPM	1.01	10/06/17	USD	40,280,000	USD	40,280,000	17,763

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options — Puts — 0.1%
Charter Communications, Inc. (a)	N/A	310.00	09/15/17	200	USD	7,970,800	1,000
Altaba Inc. (a)	N/A	49.00	10/20/17	1,400	USD	8,971,200	5,600
Baker Hughes a GE Co. (a)	N/A	52.50	10/20/17	1,300	USD	4,407,000	234,000
BIOGEN, Inc. (a)	N/A	250.00	10/20/17	300	USD	9,496,800	13,500
QUALCOMM, Inc. (a)	N/A	52.50	10/20/17	1,400	USD	7,317,800	225,400
Colgate-Palmolive Co. (a)	N/A	70.00	11/17/17	1,000	USD	7,164,000	159,000
Marvell Technology Group Ltd. (a)	N/A	17.00	11/17/17	4,100	USD	7,343,100	254,200
T-Mobile US, Inc. (a)	N/A	60.00	11/17/17	1,000	USD	6,471,000	112,000
Unilever NV (a)	N/A	55.00	11/17/17	1,200	USD	7,140,000	48,000
Williams Cos., Inc. (The) (a)	N/A	30.00	11/17/17	1,000	USD	2,973,000	137,000
DISH Network Corp. (a)	N/A	62.50	12/15/17	1,100	USD	6,301,900	737,000
Mondelez International, Inc. (a)	N/A	43.00	12/15/17	1,600	USD	6,505,600	528,000
Twitter, Inc. (a)	N/A	15.00	12/15/17	2,000	USD	3,382,000	128,000
Walt Disney Co. (The) (a)	N/A	100.00	12/15/17	700	USD	7,084,000	247,100
AT&T, Inc. (a)	N/A	38.00	01/19/18	4,411	USD	16,523,606	979,242
CenturyLink, Inc. (a)	N/A	20.00	01/19/18	15,120	USD	29,816,640	3,311,280
Discovery Communications, Inc. (a)	N/A	22.50	01/19/18	345	USD	766,245	58,650
Discovery Communications, Inc. (a)	N/A	25.00	01/19/18	1,234	USD	2,740,714	394,880
Sears Holdings Corp.	N/A	5.00	06/15/18	9,813	USD	17,575,083	1,570,080
Sears Holdings Corp. (a)	N/A	10.00	06/15/18	1,964	USD	1,612,444	972,180
Sears Holdings Corp. (a)	N/A	8.00	06/15/18	9,934	USD	8,155,814	3,476,900

Total Equity Options — Puts							13,593,012

Equity Options — Calls — 0.0%
Alibaba Group Holding Ltd (a)	N/A	170.00	01/19/18	658	USD	11,300,492	960,022

TOTAL PURCHASED OPTIONS (COST $17,623,926)	14,570,797

TOTAL INVESTMENTS — 99.0% (Cost $10,694,629,523)	11,391,781,750

Shares	Description	Value ($)
	SECURITIES SOLD SHORT — (3.8)%

	Common Stocks — (3.7)%
	China — (1.6)%
(1,053,326)	Alibaba Group Holding Ltd. Sponsored ADR * (a)	(180,898,207)

	France — (0.1)%
(73,413)	LVMH Moet Hennessy Louis Vuitton SE	(19,283,375)

	Japan — (0.2)%
(5,179,284)	Yahoo Japan Corp	(23,777,763)

Shares	Description	Value ($)
	Switzerland — (0.3)%
(1,312,420)	Clariant AG *	(31,709,458)

	United Kingdom — (0.1)%
(6,456,899)	Tesco Plc *	(15,087,019)

	United States — (1.4)%
(217,612)	Akorn, Inc. *	(7,159,435)
(220,093)	AT&T, Inc. (a)	(8,244,684)
(45,357)	Becton Dickinson and Co.	(9,046,000)
(574,161)	Brocade Communications Systems, Inc.	(7,108,113)
(35,773)	Discovery Communications, Inc. * (a)	(751,591)

62	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares	Description	Value ($)
	United States — continued
(292,900)	EQT Corp.	(18,259,386)
(201,063)	First Horizon National Corp.	(3,460,294)
(202,859)	Knight Transportation, Inc.	(7,921,644)
(1,568)	Liberty Interactive Corp. QVC Group *	(34,684)
(101,803)	Praxair, Inc.	(13,391,167)
(126,608)	Sinclair Broadcast Group, Inc. – Class A	(3,829,892)
(6,278,014)	Sirius XM Holdings, Inc.	(36,098,581)
(749,714)	Sprint Corp. *	(6,185,141)
(265,136)	Vantiv Inc – Class A *	(18,742,464)
(156,844)	VCA, Inc. *	(14,580,218)
(71,394)	WGL Holdings, Inc.	(6,015,657)

	Total United States	(160,828,951)

	TOTAL COMMON STOCKS (PROCEEDS $368,288,012)	(431,584,773)

Shares	Description	Value ($)
	EXCHANGE-TRADED FUNDS — (0.1)%

	Mutual Funds — (0.1)%
	United States — (0.1)%
(82,100)	Vanguard Industrials ETF	(10,564,628)

	TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $10,085,298)	(10,564,628)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $378,373,310)	(442,149,401)
	Other Assets and Liabilities (net) — 4.8%	563,120,944

	TOTAL NET ASSETS — 100.0%	$11,512,753,293

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/05/2017	MSCI	BRL	9,393,855	USD	2,940,460	$(4,691)
11/14/2017	GS	CAD	8,992,000	USD	7,089,305	(116,605)
09/11/2017	BOA	CHF	89,284,480	USD	92,974,644	(166,825)
10/20/2017	GS	EUR	9,730,130	USD	11,561,832	(49,261)
10/20/2017	JPM	EUR	22,714,180	USD	26,430,697	(674,436)
10/20/2017	MSCI	EUR	141,040	USD	163,293	(5,012)
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	(18,709,848)
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	(5,111,438)
10/20/2017	DB	GBP	15,264,779	USD	19,949,921	180,887
10/20/2017	GS	GBP	6,398,267	USD	8,301,126	14,890
10/20/2017	JPM	GBP	1,191,648	USD	1,548,482	5,208
10/20/2017	MSCI	GBP	1,021,165	USD	1,335,754	13,269
09/13/2017	JPM	HKD	76,009,500	USD	9,769,607	54,650
09/15/2017	DB	JPY	3,571,624,949	USD	32,615,703	113,164
09/25/2017	JPM	JPY	1,675,000,000	USD	14,982,809	(267,598)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/02/2017	MSCI	JPY	5,100,000,000	USD	45,183,149	$(1,267,041)
10/23/2017	BCLY	JPY	3,337,000,000	USD	30,138,273	(283,562)
11/06/2017	JPM	JPY	9,750,000,000	USD	88,653,772	(287,661)
11/13/2017	BCLY	JPY	1,700,000,000	USD	15,563,692	50,907
11/20/2017	GS	JPY	2,040,000,000	USD	18,583,381	(38,023)
09/15/2017	BCLY	KRW	580,388,424,000	USD	517,020,810	793,044
09/11/2017	BOA	USD	8,557,791	CHF	8,218,132	15,355
09/13/2017	SSB	USD	9,725,829	HKD	76,009,500	(10,871)
09/15/2017	BCLY	USD	517,744,517	KRW	580,388,424,000	(1,516,752)
10/20/2017	MSCI	USD	164,693	EUR	141,040	3,612
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	17,594,705
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	4,652,937

						$(5,016,996)

Reverse Repurchase Agreements (l)

Face Value		Description	Value ($)
USD	182,840	Barclays Bank plc, (1.00%), dated 02/13/17, (collateral: MHGE Parent LLC/MHGE Parent Finance, Inc., 144A, 8.50%, due 08/01/19), to be repurchased on demand at face value plus accrued interest.	(182,840)
USD	956,151	Barclays Bank plc, (1.50%), dated 08/01/17, (collateral: Transocean, Inc., 6.80%, due 03/15/38), to be repurchased on demand at face value plus accrued interest.	(956,151)

			$(1,138,991)

		Average balance outstanding	$(58,871,282)
		Average interest rate	(0.85)%
		Maximum balance outstanding	$(350,686,829)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

See accompanying notes to the financial statements.	63

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
1,900	Mini MSCI Emerging Markets	September 2017	$103,189,000	$2,693,099
117	U.S. Treasury Note 10 Yr. (CBT)	December 2017	14,857,172	28,159
44	U.S. Treasury Note 2 Yr. (CBT)	December 2017	9,517,750	1,324

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
329	U.S. Treasury Note 5 Yr. (CBT)	December 2017	$38,986,500	$28,841

			$166,550,422	$2,751,423

Sales
56	U.S. Long Bond (CBT)	December 2017	$8,741,250	$(33,338)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Value ($)
Equity Options — Calls
Pinnacle Foods, Inc. (a)	N/A	65.00	12/15/2017	Call	1,250	$7,413,750	$(200,000)
Monsanto Co. (a)	N/A	110.00	10/20/2017	Call	1,325	15,529,000	(1,021,575)
NXP Semiconductors NV (a)	N/A	110.00	12/15/2017	Call	1,302	14,707,392	(690,060)
NXP Semiconductors NV (a)	N/A	115.00	12/15/2017	Call	2,502	28,262,592	(487,890)

Total Written Equity — Calls							(2,399,525)

Equity Options — Puts
Pinnacle Foods, Inc. (a)	N/A	60.00	12/15/2017	Put	1,250	7,413,750	(525,000)

Total Written Equity — Puts							(525,000)

TOTAL WRITTEN EQUITY OPTIONS (Premiums $2,554,622)							$(2,924,525)

Description	Counterparty	Exercise Rate	Expiration Date	Principal Amount		Floating Rate Index	Pay/Receive Floating Rate	Notional Amount		Value ($)
Written Options on Credit Default Swaps — Puts
CDX-NAHYS28V1- 5Y	CSI	105.00%	11/15/17	USD	25,000,000	Fixed Spread	Pay	USD	25,000,000	$(135,648)
CDX-NAHYS28V1- 5Y	JPM	105.00%	11/15/17	USD	25,000,000	Fixed Spread	Pay	USD	25,000,000	(143,125)

			TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $405,625)							$(278,773)

64	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Swap Contracts

Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
Buy Protection^:
Sears Roebuck Acceptance Corp.	BCLY	USD	5,600,000	5.00%	24.46%	N/A	12/20/2017	Quarterly	$784,000	$317,844	$(466,156)
Sears Roebuck Acceptance Corp.	GS	USD	6,000,000	0.00%	35.27%	N/A	12/20/2018	Quarterly	—	(357,471)	(357,471)
Sears Roebuck Acceptance Corp.	GS	USD	17,458,000	5.00%	35.27%	N/A	12/20/2018	Quarterly	4,459,624	5,017,917	558,293
Sears Roebuck Acceptance Corp.	MSCI	USD	3,000,000	0.00%	4.35%	N/A	06/20/2021	Quarterly	—	(283,035)	(283,035)
Sears Roebuck Acceptance Corp.	MSCI	USD	3,000,000	0.00%	4.03%	N/A	12/20/2021	Quarterly	—	(291,507)	(291,507)
MetLife, Inc.	JPM	USD	27,255,000	1.00%	0.64%	N/A	06/20/2022	Quarterly	(199,170)	(449,789)	(250,619)
MetLife, Inc.	JPM	USD	15,135,000	1.00%	0.64%	N/A	06/20/2022	Quarterly	(125,471)	(249,773)	(124,302)
Prudential Financial	JPM	USD	14,474,000	1.00%	0.62%	N/A	06/20/2022	Quarterly	(234,167)	(254,114)	(19,947)
CDX-NA.HYS.28.V1-5Y	N/A	USD	18,990,000	5.00%	3.26%	N/A	06/20/2022	Quarterly	(1,322,704)	(1,383,289)	(60,585)
Sears Roebuck Acceptance Corp.	GS	USD	780,000	5.00%	32.61%	N/A	06/20/2022	Quarterly	397,800	384,222	(13,578)
Prudential Financial	GS	USD	30,260,000	1.00%	0.62%	N/A	06/20/2022	Quarterly	(475,306)	(531,261)	(55,955)
MetLife, Inc.	GS	USD	8,803,000	1.00%	0.64%	N/A	06/20/2022	Quarterly	(60,028)	(145,276)	(85,248)
MetLife, Inc.	CSI	USD	8,770,000	1.00%	0.64%	N/A	06/20/2022	Quarterly	(68,406)	(144,731)	(76,325)
Prudential Financial	BCLY	USD	15,229,000	1.00%	0.62%	N/A	06/20/2022	Quarterly	(216,453)	(267,369)	(50,916)

Sell Protection^:
CDX-NA.HYS.28.V1-5Y	N/A	USD	76,490,000	5.00%	3.26%	N/A	06/20/2022	Quarterly	5,050,174	5,571,761	521,587
Sears Roebuck Acceptance Corp.	BCLY	USD	5,600,000	5.00%	23.36%	5,600,000 USD	09/20/2017	Quarterly	(224,000)	(57,349)	166,651

									$7,765,893	$6,876,780	$(889,113)

^	Buy Protection - Fund pays a premiums and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2017, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
1.67%	6 Month GBP LIBOR	N/A	GBP	66,456,000	06/16/2027	Semi-Annually	$—	$(794,829)	$(794,829)
6 Month AUD BBSW	2.78%	N/A	AUD	22,886,000	09/15/2027	Semi-Annually	—	(126,527)	(126,527)
6 Month AUD BBSW	2.83%	N/A	AUD	18,164,000	09/15/2027	Semi-Annually	—	(29,703)	(29,703)
2.94%	6 Month AUD BBSW	N/A	AUD	14,347,000	09/15/2027	Semi-Annually	—	(90,286)	(90,286)
2.93%	6 Month AUD BBSW	N/A	AUD	17,966,000	09/15/2027	Semi-Annually	—	(100,342)	(100,342)
2.90%	6 Month AUD BBSW	N/A	AUD	41,151,000	09/15/2027	Semi-Annually	—	(124,965)	(124,965)
2.77%	6 Month AUD BBSW	N/A	AUD	27,818,000	09/15/2027	Semi-Annually	—	174,471	174,471
2.73%	6 Month AUD BBSW	N/A	AUD	33,548,000	09/15/2027	Semi-Annually	1,200	297,089	295,889
2.18%	3 Month CAD LIBOR	N/A	CAD	27,581,000	09/15/2027	Quarterly	—	(43,564)	(43,564)
3 Month CAD LIBOR	2.21%	N/A	CAD	14,010,000	09/15/2027	Quarterly	(7,990)	50,504	58,494
3 Month CAD LIBOR	2.34%	N/A	CAD	23,787,000	09/15/2027	Quarterly	—	309,119	309,119
3 Month CAD LIBOR	2.21%	N/A	CAD	39,192,000	09/15/2027	Quarterly	—	126,849	126,849
3 Month CAD LIBOR	2.19%	N/A	CAD	16,210,000	09/15/2027	Quarterly	—	28,588	28,588

See accompanying notes to the financial statements.	65

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Interest Rate Swaps - continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
2.13%	3 Month CAD LIBOR	N/A	CAD	21,541,000	09/15/2027	Quarterly	$—	$49,268	$49,268
0.20%	6 Month CHF LIBOR	N/A	CHF	7,499,000	09/15/2027	Semi-Annually	(6,009)	(3,051)	2,958
0.94%	6 Month EURIBOR	N/A	EUR	16,191,000	09/15/2027	Semi-Annually	—	(253,852)	(253,852)
0.95%	6 Month EURIBOR	N/A	EUR	14,745,000	09/15/2027	Semi-Annually	—	(258,866)	(258,866)
6 Month EURIBOR	0.82%	N/A	EUR	123,177,000	09/15/2027	Semi-Annually	6,546	322,416	315,870
6 Month EURIBOR	0.82%	N/A	EUR	23,732,000	09/15/2027	Semi-Annually	—	46,244	46,244
0.76%	6 Month EURIBOR	N/A	EUR	17,380,000	09/15/2027	Semi-Annually	—	92,585	92,585
6 Month EURIBOR	0.95%	N/A	EUR	20,444,000	09/15/2027	Semi-Annually	—	356,519	356,519
6 Month EURIBOR	0.84%	N/A	EUR	8,131,000	09/15/2027	Semi-Annually	—	32,065	32,065
1.18%	6 Month GBP LIBOR	N/A	GBP	175,917,000	09/15/2027	Semi-Annually	—	(948,796)	(948,796)
1.29%	6 Month GBP LIBOR	N/A	GBP	11,979,000	09/15/2027	Semi-Annually	—	(231,780)	(231,780)
1.30%	6 Month GBP LIBOR	N/A	GBP	8,900,000	09/15/2027	Semi-Annually	—	(178,304)	(178,304)
1.32%	6 Month GBP LIBOR	N/A	GBP	22,890,000	09/15/2027	Semi-Annually	—	(530,343)	(530,343)
1.27%	6 Month GBP LIBOR	N/A	GBP	9,169,000	09/15/2027	Semi-Annually	—	(151,704)	(151,704)
1.35%	6 Month GBP LIBOR	N/A	GBP	9,404,000	09/15/2027	Semi-Annually	—	(253,434)	(253,434)
1.42%	6 Month GBP LIBOR	N/A	GBP	15,821,000	09/15/2027	Semi-Annually	—	(558,449)	(558,449)
1.37%	6 Month GBP LIBOR	N/A	GBP	12,966,000	09/15/2027	Semi-Annually	—	(380,125)	(380,125)
3 Month NZD Bank Bill Rate	3.18%	N/A	NZD	16,810,000	09/15/2027	Quarterly	—	12,190	12,190
3 Month NZD Bank Bill Rate	3.18%	N/A	NZD	16,104,000	09/15/2027	Quarterly	—	16,666	16,666
3 Month NZD Bank Bill Rate	3.22%	N/A	NZD	285,226,000	09/15/2027	Quarterly	13,387	1,001,930	988,543
3 Month NZD Bank Bill Rate	3.31%	N/A	NZD	32,764,000	09/15/2027	Quarterly	—	302,831	302,831
1.19%	3 Month SEK STIBOR	N/A	SEK	193,670,000	09/15/2027	Quarterly	—	(75,128)	(75,128)
3 Month SEK STIBOR	1.07%	N/A	SEK	445,233,000	09/15/2027	Quarterly	—	(500,007)	(500,007)
3 Month SEK STIBOR	1.07%	N/A	SEK	669,998,000	09/15/2027	Quarterly	—	(736,220)	(736,220)
2.15%	3 Month USD LIBOR	N/A	USD	32,792,000	09/15/2027	Quarterly	—	(229,272)	(229,272)
2.27%	3 Month USD LIBOR	N/A	USD	13,104,000	09/15/2027	Quarterly	—	(236,040)	(236,040)
2.25%	3 Month USD LIBOR	N/A	USD	14,847,000	09/15/2027	Quarterly	—	(231,301)	(231,301)
2.30%	3 Month USD LIBOR	N/A	USD	12,861,000	09/15/2027	Quarterly	—	(262,374)	(262,374)
2.39%	3 Month USD LIBOR	N/A	USD	11,303,000	09/15/2027	Quarterly	—	(327,132)	(327,132)
3 Month USD LIBOR	2.21%	N/A	USD	34,813,000	09/15/2027	Quarterly	—	414,458	414,458

							$7,134	$(4,022,602)	$(4,029,736)

Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
Depreciation of Total Return	Total Return on High Yield Growth ETF	CITI	USD	11,057,500	09/07/2017	At Maturity	$—	$19,883	$19,883
Transmissora High Yield Growth ETF	Total Return on Transmissora	CSI	USD	1,286,896	09/08/2017	At Maturity	—	(89,960)	(89,960)
+ (1 month USD LIBOR minus 1.60%)

Depreciation of Total Return	Total Return on Transmissora	MSCI	USD	858,188	09/08/2017	At Maturity	—	(57,894)	(57,894)
Transmissora Common Stock +
(Daily Federal Funds minus	Total Return on iBoxx High
15.00%) 3 Month USD LIBOR	Yield	GS	USD	36,500,000	12/20/2017	Quarterly	(63,271)	19,024	82,295

							$(63,271)	$(108,947)	$(45,676)

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

66	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(b)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	Security is in default.

(f)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(g)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(h)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(i)	The rate disclosed is the 7 day net yield as of August 31, 2017.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	The rate shown represents yield-to-maturity.

(l)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

See accompanying notes to the financial statements.	67

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.4%
Preferred Stocks	1.4
Short -Term Investments	0.6
Investment Funds	0.1
Futures Contracts	0.0	^
Fully Funded Total Return Swaps	0.0	^
Swap Contracts	(0.0	)^
Other	0.5

	100.0%

Country/Region Summary¤	% of Investments
Japan	24.0%
United Kingdom	12.6
France	11.5
Germany	11.0
Hong Kong	4.7
Switzerland	4.6
Spain	3.9
Australia	3.7
Other Emerging	3.0	†
Italy	2.9
Netherlands	2.6
Taiwan	2.4
China	2.3
Sweden	2.2
Norway	2.2
South Korea	1.7
Austria	1.3
India	1.2
Other Developed	1.2	‡
Finland	1.0

	100.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0% .

68

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,865,476	GMO Emerging Markets Fund, Class VI	63,482,164
25,111,648	GMO International Equity Fund, Class IV	574,805,622

	TOTAL MUTUAL FUNDS (COST $633,734,278)	638,287,786

	SHORT-TERM INVESTMENTS — 0.3%

	Time Deposits — 0.3%
1,924,919	State Street Eurodollar Time Deposit, 0.12%, due 09/01/17	1,924,919

	TOTAL SHORT-TERM INVESTMENTS (COST $1,924,919)	1,924,919

	TOTAL INVESTMENTS — 100.3% (Cost $635,659,197)	640,212,705
	Other Assets and Liabilities (net) — (0.3%)	(1,730,275)

	TOTAL NET ASSETS — 100.0%	$638,482,430

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

See accompanying notes to the financial statements.	69

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.3%
Preferred Stocks	1.8
Short-Term Investments	0.6
Investment Funds	0.5
Futures Contracts	0.1
Fully Funded Total Return Swaps	0.0	^
Swap Contracts	(0.0	)^
Other	0.7

	100.0%

Country/Region Summary¤	% of Investments
Japan	17.0%
United Kingdom	9.0
Taiwan	8.3
France	8.2
China	8.2
Germany	7.8
South Korea	5.9
India	4.2
Hong Kong	3.4
Switzerland	3.3
Other Emerging	3.1	†
Spain	2.8
Australia	2.6
Other Developed	2.6	‡
Italy	2.1
Thailand	2.1
Netherlands	1.9
Turkey	1.8
Sweden	1.6
Norway	1.5
Russia	1.3
Brazil	1.3

	100.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

70

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
11,136,448	GMO Emerging Markets Fund, Class VI	378,973,339
30,554,353	GMO International Equity Fund, Class IV	699,389,140

	TOTAL MUTUAL FUNDS (COST $1,044,105,477)	1,078,362,479

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
370,639	State Street Eurodollar Time Deposit, 0.12%, due 09/01/17	370,639

	TOTAL SHORT-TERM INVESTMENTS (COST $370,639)	370,639

	TOTAL INVESTMENTS — 100.0% (Cost $1,044,476,116)	1,078,733,118
	Other Assets and Liabilities (net) — (0.0%)	(66,522)

	TOTAL NET ASSETS — 100.0%	$1,078,666,596

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

See accompanying notes to the financial statements.	71

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Short-Term Investments	75.6%
Debt Obligations	24.4
Forward Currency Contracts	0.1
Futures Contracts	(0.4)#
Other	0.3

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts. The exposure the Fund has to futures contracts based on notional amounts is (0.2)% of net assets.

#	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

72

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 13.3%

	U.S. Government — 9.4%
25,500,000	U.S. Treasury Note, 0.75%, due 08/31/18	25,376,484
61,500,000	U.S. Treasury Note, 0.75%, due 10/31/18 (a)	61,134,844
52,750,000	U.S. Treasury Note, USBM + 0.07%, 1.09%, due 04/30/19 (b)	52,769,714

	Total U.S. Government	139,281,042

	U.S. Government Agency — 3.9%
29,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR + 0.25%, 1.06%, due 10/18/18	28,980,282
9,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR + 0.23%, 1.08%, due 02/13/19	8,991,345
19,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. LIBOR + 0.19%, 1.12%, due 05/10/19	19,489,924

	Total U.S. Government Agency	57,461,551

	TOTAL DEBT OBLIGATIONS (COST $196,710,153)	196,742,593

	MUTUAL FUNDS — 51.0%

	Affiliated Issuers — 51.0%
30,249,494	GMO U.S. Treasury Fund	755,934,858

	TOTAL MUTUAL FUNDS (COST $756,494,016)	755,934,858

	SHORT-TERM INVESTMENTS — 35.5%

	Money Market Funds — 1.1%
6,186,775	SSgA USD Liquidity Fund-Class S2 Shares (b)	6,186,775
9,909,625	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.93% (c)	9,909,625

	Total Money Market Funds	16,096,400

	U.S. Government Agency — 4.4%
25,000,000	Federal Home Loan Bank Discount Notes, due 02/16/18	24,870,500
40,000,000	Federal Home Loan Bank Discount Notes, due 02/21/18	39,786,640

	Total U.S. Government Agency	64,657,140

	U.S. Government — 30.0%
55,500,000	U.S. Treasury Bill, 1.10%, due 10/12/17 (b) (d)	55,429,606
61,000,000	U.S. Treasury Bill, 1.00%, due 10/26/17 (a) (d)	60,906,355
25,000,000	U.S. Treasury Bill, 1.05%, due 01/04/18 (b) (d)	24,910,048
46,000,000	U.S. Treasury Bill, 1.07%, due 02/15/18 (b) (d)	45,774,341
3,500,000	U.S. Treasury Bill, 1.07%, due 03/01/18 (b) (d)	3,481,391
40,000,000	U.S. Treasury Note, 1.00%, due 09/15/17 (b)	39,999,624
22,000,000	U.S. Treasury Note, 0.75%, due 10/31/17 (b)	21,988,560
50,000,000	U.S. Treasury Note, 0.75%, due 02/28/18 (b)	49,902,344

Par Value†	Description	Value ($)
	U.S. Government — continued
36,000,000	U.S. Treasury Note, 0.75%, due 03/31/18	35,910,000
12,700,000	U.S. Treasury Note, 0.88%, due 03/31/18 (a) (b)	12,678,172
14,000,000	U.S. Treasury Note, 2.88%, due 03/31/18 (b)	14,136,748
43,000,000	U.S. Treasury Note, 0.63%, due 04/30/18 (b)	42,835,391
37,000,000	U.S. Treasury Note, 1.13%, due 06/15/18	36,969,648

	Total U.S. Government	444,922,228

	TOTAL SHORT-TERM INVESTMENTS (COST $525,699,159)	525,675,768

	TOTAL INVESTMENTS — 99.8% (Cost $1,478,903,328)	1,478,353,219
	Other Assets and Liabilities (net) — 0.2%	2,431,392

	TOTAL NET ASSETS — 100.0%	$1,480,784,611

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/16/2017	MSCI	AUD	99,689,383	USD	78,422,647	$(785,534)
10/23/2017	SSB	CHF	75,965,895	USD	79,112,187	(353,268)
09/20/2017	JPM	GBP	1,057,519	USD	1,364,385	(3,791)
09/20/2017	UBS	GBP	24,424,067	USD	31,789,462	190,591
09/26/2017	JPM	GBP	36,875,000	USD	48,060,109	342,240
10/30/2017	JPM	GBP	23,272,755	USD	29,874,351	(274,997)
09/07/2017	DB	NZD	4,444,503	USD	3,261,319	70,293
09/07/2017	JPM	NZD	2,850,000	USD	2,131,578	85,360
09/07/2017	MSCI	NZD	22,550,000	USD	16,408,037	217,785
09/07/2017	SSB	NZD	13,515,774	USD	9,832,783	128,846
09/07/2017	JPM	USD	57,144,545	NZD	78,516,825	(771,722)
09/20/2017	SSB	USD	2,723,026	GBP	2,100,000	(6,131)
09/29/2017	JPM	USD	2,652,900	JPY	293,765,485	22,283
09/29/2017	MSCI	USD	2,797,238	JPY	314,510,034	66,855
09/29/2017	SSB	USD	31,195,785	JPY	3,477,667,872	473,687
10/10/2017	DB	USD	3,315,607	JPY	363,562,315	(3,097)
10/10/2017	MSCI	USD	8,623,728	CAD	10,821,571	45,694
10/10/2017	MSCI	USD	6,597,384	JPY	719,467,950	(42,126)
10/10/2017	SSB	USD	4,649,706	CAD	5,882,809	63,155
10/10/2017	SSB	USD	220,783,684	JPY	24,373,934,055	1,293,525
10/13/2017	UBS	USD	41,271,837	NZD	57,088,488	(311,288)
10/16/2017	MSCI	USD	3,454,978	AUD	4,388,857	32,188
10/16/2017	SSB	USD	10,797,601	AUD	13,685,578	76,272
10/23/2017	MSCI	USD	72,539,717	EUR	61,490,491	849,061
10/23/2017	SSB	USD	832,266	EUR	705,751	10,047
10/31/2017	JPM	USD	36,534,770	JPY	3,963,090,909	(392,313)
10/31/2017	MSCI	USD	2,192,569	JPY	237,932,041	(22,685)

						$1,000,930

See accompanying notes to the financial statements.	73

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
1,460	Australian Government Bond 10 Yr.	September 2017	$148,976,873	$(1,751,835)
7,655	Euro STOXX 50	September 2017	311,980,354	(11,708,681)
3,583	FTSE 100 Index	September 2017	343,204,249	(823,657)
162	Hang Seng Index	September 2017	28,975,719	359,601
3,560	Mini MSCI Emerging Markets	September 2017	193,343,600	13,355,310
415	MSCI Singapore	September 2017	11,178,496	43,781
855	MSCI Taiwan Index	September 2017	33,961,458	161,761
91	S&P TSX 60 Index	September 2017	12,934,156	(225,395)
374	SPI 200	September 2017	42,268,668	(129,059)

			$1,126,823,573	$(718,174)

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Sales
2,469	Corn (b)	December 2017	$44,164,238	$5,000,180
408	Crude Oil (b)	September 2017	19,269,839	774,397
469	Euro Bund	September 2017	92,047,634	(207,702)
1,885	FTSE/JSE TOP 40	September 2017	72,365,821	(5,891,523)
215	Japanese Government Bond 10 Yr. (OSE)	September 2017	295,208,160	(1,156,527)
2,110	S&P 500 E-Mini	September 2017	260,595,550	(3,644,192)
2,112	UK Gilt Long Bond	December 2017	346,436,460	189,666

			$1,130,087,702	$(4,935,701)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.
(c)	The rate disclosed is the 7 day net yield as of August 31, 2017.

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

74	See accompanying notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	76.4%
Short-Term Investments	21.5
Debt Obligations	1.4
Written Options	0.0	^
Forward Currency Contracts	0.0	^
Futures Contracts	(0.1	)+
Other	0.8

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	0.6	%†
Other Developed	0.6	‡

	1.2%

Country/Region Summary¤	Equity Investments % of Total Net Assets
United States	61.0%
United Kingdom	6.5
Netherlands	4.1
Germany	3.3
Romania	2.4
Other Developed	0.0 ‡

77.3%

Industry Group Summary	% of Equity Investments#
Diversified Financials	27.0%
Software & Services	22.6
Retailing	14.9
Automobiles & Components	9.7
Media	8.6
Banks	8.4
Capital Goods	4.4
Utilities	3.2
Food, Beverage & Tobacco	1.2
Energy	0.0 ^

100.0%

(a)	GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities Fund. As such, the holdings of GMO Special Opportunities SPC Ltd. have been included with GMO Special Opportunities Fund.

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

+	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

¤	The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

75

GMO Special Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†	Description	Value ($)
	COMMON STOCKS — 76.4%

	Canada — 0.0%
6,000,000	Jagercor Energy Corp * (a)	120,120

	Germany — 3.3%
635,000	Brenntag AG	33,700,873

	Netherlands — 4.1%
790,000	InterXion Holding NV *	40,961,500

	Romania — 2.4%
7,200,000	Societatea Energetica Electrica SA	24,248,846

	United Kingdom — 6.4%
1,450,000	Metro Bank Plc *	65,044,846

	United States — 60.2%
2,150,000	Ally Financial, Inc.	48,590,000
265,000	Berkshire Hathaway, Inc. – Class B *	48,007,400
1,000,000	Cimpress NV *	92,440,000
570,000	CommerceHub, Inc. – Series A *	12,636,900
1,310,000	CommerceHub, Inc. – Series C *	27,811,300
163,961	Credit Acceptance Corp. * (b)	44,646,580
2,050,000	General Motors Co.	74,907,000
1,597,544	Interactive Brokers Group, Inc. – Class A	66,985,020
875,000	Liberty Global Plc LiLAC – Class A *	22,758,750
1,675,000	Liberty Global Plc LiLAC – Class C *	43,198,250
80,000	National Beverage Corp. (b)	9,296,800
1,620,000	Wayfair, Inc. – Class A *	115,036,200

	Total United States	606,314,200

	TOTAL COMMON STOCKS (COST $611,536,594)	770,390,385

	DEBT OBLIGATIONS — 1.4%

	Corporate Debt — 1.4%
	Jamaica — 1.4%
1,220,000	Digicel Group Ltd, 144A, 8.25%, due 09/30/20	1,176,842
14,500,000	Digicel Group Ltd, 144A, 7.13%, due 04/01/22	12,850,625

	Total Jamaica	14,027,467

	Total Corporate Debt	14,027,467

	TOTAL DEBT OBLIGATIONS (COST $12,462,083)	14,027,467

	SHORT-TERM INVESTMENTS — 21.6%

	Money Market Funds — 0.9%
8,717,870	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (c) (d)	8,717,870

Par Value†	Description	Value ($)
	U.S. Government — 20.7%
15,000,000	U.S. Treasury Bill, 0.87%, due 09/21/17 (e)	14,992,534
65,000,000	U.S. Treasury Bill, 1.10%, due 10/12/17 (e)	64,917,557
30,000,000	U.S. Treasury Bill, 0.99%, due 11/02/17 (e)	29,948,592
12,000,000	U.S. Treasury Bill, 0.99%, due 11/30/17 (e)	11,970,525
3,900,000	U.S. Treasury Bill, 0.98%, due 12/07/17 (d) (e) (f)	3,889,743
30,000,000	U.S. Treasury Bill, 1.05%, due 01/04/18 (e)	29,892,057
20,000,000	U.S. Treasury Bill, 1.06%, due 02/08/18 (e)	19,906,889
15,000,000	U.S. Treasury Bill, 1.07%, due 02/15/18 (e) (f)	14,926,415
8,000,000	U.S. Treasury Bill, 1.07%, due 03/01/18 (e)	7,957,465
10,000,000	U.S. Treasury Note, 1.00%, due 12/15/17 (f)	9,997,073

	Total U.S. Government	208,398,850

	TOTAL SHORT-TERM INVESTMENTS (COST $217,116,723)	217,116,720

	TOTAL INVESTMENTS — 99.4% (Cost $841,115,400)	1,001,534,572

	Other Assets and Liabilities (net) — 0.6%	6,233,220

	TOTAL NET ASSETS — 100.0%	$1,007,767,792

A summary of outstanding financial instruments at August 31, 2017 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/26/2017	BOA	RON	88,600,000	USD	22,671,153	$(305,217)

Futures Contracts (d)

Number of Contracts +	Type	Expiration Date	Notional Amount	Value and Net Unrealized Appreciation (Depreciation)
Buys
25	Natural Gas	December 2019	$190,125	$(70,812)
25	Natural Gas	January 2020	188,500	(72,437)
25	Natural Gas	February 2020	185,062	(75,875)
25	Natural Gas	March 2020	165,188	(95,750)
25	Natural Gas	April 2020	163,438	(97,500)
25	Natural Gas	May 2020	164,938	(96,000)
25	Natural Gas	June 2020	166,625	(94,313)
25	Natural Gas	July 2020	167,688	(93,250)
25	Natural Gas	August 2020	167,375	(93,563)
25	Natural Gas	September 2020	169,062	(91,875)
25	Natural Gas	October 2020	173,562	(87,375)
25	Natural Gas	November 2020	182,437	(78,500)

			$2,084,000	$(1,047,250)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

76	See accompanying notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2017 (Unaudited)

Written Options

Equity Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Puts
Credit Acceptance Corp. (b)	N/A	185.00	10/20/17	170	USD	4,629,100	(14,450)
National Beverage Corp. (b)	N/A	58.50	10/20/17	1,000	USD	11,621,000	(20,000)

			TOTAL WRITTEN EQUITY OPTIONS — Puts (Premiums $1,022,996)				(34,450)

As of August 31, 2017, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2017.

(d)	All or a portion of this security or derivative is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(e)	The rate shown represents yield-to-maturity.

(f)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

See accompanying notes to the financial statements.	77

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2017 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	67.7%
Debt Obligations	13.7
Short-Term Investments	9.0
Mutual Funds	7.7
Preferred Stocks	1.0
Investment Funds	0.3
Futures Contracts	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Loan Assignments	0.0	^
Options Purchased	0.0	^
Fully Funded Total Return Swaps	0.0	^
Forward Currency Contracts	(0.0	)^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Securities Sold Short	(0.2)
Other	0.7

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	14.1%
Other Emerging	2.8	†
Other Developed	1.4	‡
United Kingdom	1.3
Euro Region	0.4	#

	20.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	20.0%
Japan	7.2
Taiwan	5.5
China	4.9
United Kingdom	4.5
Other Developed	4.1	‡
South Korea	3.7
France	3.5
Germany	3.3
Other Emerging	3.2	†
India	2.6
Switzerland	1.7
Hong Kong	1.4
Thailand	1.3
Spain	1.2
Turkey	1.2
Australia	1.1
Euro Region	0.0	^#

	70.4%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

78

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2017 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 91.8%

	Affiliated Issuers — 91.8%
6,717,393	GMO Core Plus Bond Fund, Class IV	146,439,170
1,954,942	GMO Emerging Country Debt Fund, Class IV	59,058,792
12,828,090	GMO Emerging Markets Fund, Class VI	436,539,903
22,732,668	GMO International Equity Fund, Class IV	520,350,764
2,509,906	GMO Opportunistic Income Fund, Class VI	66,487,420
7,925,992	GMO Quality Fund, Class VI	191,650,492
12,953,986	GMO U.S. Equity Allocation Fund, Class VI	191,071,290
5,722,897	GMO U.S. Treasury Fund	143,015,197

	TOTAL MUTUAL FUNDS (COST $1,658,541,950)	1,754,613,028

	DEBT OBLIGATIONS — 8.1%

	U.S. Government — 8.1%
17,686,518	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (a)	17,836,203
2,692,659	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	2,754,598
3,079,976	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/26 (a)	3,025,460
38,435,793	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	38,390,063
19,356,096	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (a)	19,392,540
29,431,606	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	33,336,768
23,019,738	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	28,153,373
8,044,564	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	11,084,398

	Total U.S. Government	153,973,403

	TOTAL DEBT OBLIGATIONS (COST $150,834,436)	153,973,403

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
318,278	State Street Institutional Treasury Money Market Fund-Premier Class, 0.90% (b)	318,278

	TOTAL SHORT-TERM INVESTMENTS (COST $318,278)	318,278

	TOTAL INVESTMENTS — 99.9% (Cost $1,809,694,664)	1,908,904,709
	Other Assets and Liabilities (net) — 0.1%	1,327,810

	TOTAL NET ASSETS — 100.0%	$1,910,232,519

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2017.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 80.

See accompanying notes to the financial statements.	79

GMO Trust Fund

(A Series of GMO Trust)

Schedule of Investments - (Continued)

August 31, 2017 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USBM - U.S. Treasury 3 month Bill Money Market Yield

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2017, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSI - Credit Suisse International

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities, LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NZD - New Zealand Dollar

RON - Romanian Leu

SEK - Swedish Krona

SGD -Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

80	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$10,471,405	$13,576,848,340	$1,339,020,458	$2,428,244,261
Investments in unaffiliated issuers, at value (Note 2)(b)	222,036,358	8,128,419	2,941,384,910	349,698
Foreign currency, at value (Note 2)(c)	111,256	—	2,424,127	—
Cash	2,163,339	—	39	—
Receivable for investments sold	—	4,425,570	30,256,448	—
Receivable for Fund shares sold	—	11,266	—	—
Dividends receivable	449,480	4,942	4,735,536	145,879
Dividend withholding tax receivable	244,360	—	941,082	—
Unrealized appreciation on open forward currency contracts (Note 4)	151,358	—	160,970	—
Due from broker (Note 2)	—	—	4	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	2,400	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	29,884	1,808,223	115,382	15,004
Miscellaneous receivable	11,700	11,426	102,283	143

Total assets	235,669,140	13,591,238,186	4,319,143,639	2,428,754,985

Liabilities:
Payable for investments purchased	11,678	—	2,838,936	145,609
Payable for Fund shares repurchased	—	5,713,022	40,913,246	95,143
Accrued foreign capital gains tax payable (Note 2)	5,448	—	514,525	—
Payable to affiliate for (Note 5):
Management fee	98,736	7,488,847	—	—
Supplemental support fee – Class MF	—	482,479	—	—
Shareholder service fee	20,156	878,549	—	—
Payable for variation margin on open futures contracts (Note 4)	1,117,545	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	825,475	—	1,293,929	—
Due to broker (Note 2)	2,055,080	—	—	—
Payable to agents unaffiliated with GMO	31	2,263	713	403
Payable to Trustees and related expenses	212	10,236	3,299	2,266
Accrued expenses	203,637	442,007	838,345	151,520

Total liabilities	4,337,998	15,017,403	46,402,993	394,941

Net assets	$231,331,142	$13,576,220,783	$4,272,740,646	$2,428,360,044

(a) Cost of investments – affiliated issuers:	$10,471,405	$12,784,989,281	$1,171,178,367	$2,372,592,917
(b) Cost of investments – unaffiliated issuers:	$188,412,182	$8,128,419	$2,693,093,744	$341,154
(c) Cost of foreign currency:	$110,996	$—	$2,422,102	$—

See accompanying notes to the financial statements.	81

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$591,859,268	$13,238,503,742	$4,327,582,458	$2,647,349,171
Accumulated undistributed (distributions in excess of) net investment income	2,093,399	10,111,618	41,470,078	5,565,526
Accumulated net realized gain (loss)	(392,380,491)	(504,830,152)	(511,023,328)	(280,214,541)
Net unrealized appreciation (depreciation)	29,758,966	832,435,575	414,711,438	55,659,888

	$231,331,142	$13,576,220,783	$4,272,740,646	$2,428,360,044

Net assets attributable to:
Class III	$7,532,569	$4,902,588,567	$4,272,740,646	$2,428,360,044

Class IV	$223,798,573	$2,973,321,532	$—	$—

Class MF	$—	$5,700,310,684	$—	$—

Shares outstanding:
Class III	342,962	179,385,965	209,078,004	74,457,166

Class IV	10,182,768	108,792,666	—	—

Class MF	—	208,424,311	—	—

Net asset value per share:
Class III	$21.96	$27.33	$20.44	$32.61

Class IV	$21.98	$27.33	$—	$—

Class MF	$—	$27.35	$—	$—

82	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$622,145,562	$2,415,639,569	$—	$638,287,786
Investments in unaffiliated issuers, at value (Note 2)(b)	33,313,442	1,037,451	11,391,781,750	1,924,919
Foreign currency, at value (Note 2)(c)	—	—	11,190,499	—
Cash	—	—	—	6
Receivable for investments sold	15,638,967	3,650,527	56,425,883	5,515,795
Receivable for Fund shares sold	—	—	—	13,499
Receivable for swap contracts sold	—	—	724,215	—
Dividends and interest receivable	111	3	26,424,083	6
Dividend withholding tax receivable	—	—	5,517,354	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	23,492,628	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	57,429	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	148,533	—
Due from broker (Note 2)	—	—	513,663,320	—
Receivable for open OTC swap contracts (Note 4)	—	—	5,758,890	—
Interest receivable for open OTC swap contracts	—	—	30,323	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	9,889	12,989	435,147	9,331
Miscellaneous receivable	38,991	7,007	13,990	5,773

Total assets	671,146,962	2,420,347,546	12,035,664,044	645,757,115

Liabilities:
Investments sold short, at value (Note 2)(d)	—	—	442,149,401	—
Payable for investments purchased	—	—	36,163,435	—
Payable for Fund shares repurchased	48,738,991	3,892,842	4,434,439	7,209,165
Accrued foreign capital gains tax payable (Note 2)	—	—	1,016,442	—
Payable to affiliate for (Note 5):
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	457,318	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	28,509,624	—
Interest payable for open OTC swap contracts	—	—	484,874	—
Interest and dividend payable for short sales	—	—	54,178	—
Payable for open OTC swap contracts (Note 4)	—	—	3,179,529	—
Payable for reverse repurchase agreements (Note 2)	—	—	1,138,991	—
Written options outstanding, at value (Note 4)(e)	—	—	3,203,298	—
Payable to agents unaffiliated with GMO	186	372	1,891	93
Payable to Trustees and related expenses	1,827	1,371	7,733	621
Accrued expenses	76,502	114,079	2,109,598	64,806

Total liabilities	48,817,506	4,008,664	522,910,751	7,274,685

Net assets	$622,329,456	$2,416,338,882	$11,512,753,293	$638,482,430

(a) Cost of investments – affiliated issuers:	$588,248,842	$2,346,397,504	$—	$633,734,278
(b) Cost of investments – unaffiliated issuers:	$33,313,442	$1,037,451	$10,694,629,523	$1,924,919
(c) Cost of foreign currency:	$—	$—	$11,180,994	$—
(d) Proceeds from securities sold short:	$—	$—	$378,373,310	$—
(e) Premiums on written options:	$—	$—	$2,960,247	$—

See accompanying notes to the financial statements.	83

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:
Paid-in capital	$697,307,943	$2,662,919,379	$11,695,860,524	$801,867,999
Accumulated undistributed (distributions in excess of) net investment income	1,122,298	5,914,075	137,814,252	1,947,379
Accumulated net realized gain (loss)	(109,997,505)	(321,736,637)	(945,245,827)	(169,886,456)
Net unrealized appreciation (depreciation)	33,896,720	69,242,065	624,324,344	4,553,508

	$622,329,456	$2,416,338,882	$11,512,753,293	$638,482,430

Net assets attributable to:
Core Class	$—	$—	$11,512,753,293	$—

Class III	$622,329,456	$2,416,338,882	$—	$638,482,430

Shares outstanding:
Core Class	—	—	830,971,636	—

Class III	28,945,267	95,497,524	—	38,425,618

Net asset value per share:
Core Class	$—	$—	$13.85	$—

Class III	$21.50	$25.30	$—	$16.62

84	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,078,362,479	$755,934,858	$120,120	$1,754,613,028
Investments in unaffiliated issuers, at value (Note 2)(b)	370,639	722,418,361	1,001,414,452	154,291,681
Cash	—	13	—	—
Foreign currency, at value (Note 2)(c)	—	41	—	—
Receivable for investments sold	—	—	8,020,778	81,392,775
Dividend withholding tax receivable	—	—	90,287	—
Dividends and interest receivable	1	1,821,195	662,563	437,170
Unrealized appreciation on open forward currency contracts (Note 4)	—	3,967,882	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	4,510,400	9,375	—
Due from broker (Note 2)	—	558,977	295	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	10,168	63,779	—	14,942
Miscellaneous receivable	—	—	—	160,845

Total assets	1,078,743,287	1,489,275,506	1,010,317,870	1,990,910,441

Liabilities:
Payable for investments purchased	—	697,676	—	136,717
Payable for Fund shares repurchased	—	—	—	80,422,660
Accrued foreign capital gains tax payable (Note 2)	—	—	801,696	—
Payable to affiliate for (Note 5):
Management fee	—	1,074,770	929,116	—
Shareholder service fee	—	70,506	46,456	—
Payable for variation margin on open futures contracts (Note 4)	—	3,467,873	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	2,966,952	305,217	—
Written options outstanding, at value (Note 4)(d)	—	—	34,450	—
Payable to agents unaffiliated with GMO	186	248	155	341
Payable to Trustees and related expenses	812	1,145	693	1,378
Accrued expenses	75,693	211,725	432,295	116,826

Total liabilities	76,691	8,490,895	2,550,078	80,677,922

Net assets	$1,078,666,596	$1,480,784,611	$1,007,767,792	$1,910,232,519

(a) Cost of investments – affiliated issuers:	$1,044,105,477	$756,494,016	$317,181	$1,658,541,950
(b) Cost of investments – unaffiliated issuers:	$370,639	$722,409,312	$840,798,219	$151,152,714
(c) Cost of foreign currency:	$—	$41	$—	$—
(d) Premiums on written options:	$—	$—	$1,022,996	$—

See accompanying notes to the financial statements.	85

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2017 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Net assets consist of:
Paid-in capital	$1,152,478,717	$1,499,307,901	$827,149,066	$1,821,407,534
Accumulated undistributed (distributions in excess of) net investment income	3,417,922	(30,308,041)	(696,996)	8,346,574
Accumulated net realized gain (loss)	(111,487,045)	16,992,202	21,255,005	(18,731,634)
Net unrealized appreciation (depreciation)	34,257,002	(5,207,451)	160,060,717	99,210,045

	$1,078,666,596	$1,480,784,611	$1,007,767,792	$1,910,232,519

Net assets attributable to:
Class III	$1,078,666,596	$4,237,369	$—	$1,910,232,519

Class IV	$—	$13,137,492	$—	$—

Class VI	$—	$1,463,409,750	$1,007,767,792	$—

Shares outstanding:
Class III	34,680,114	128,552	—	89,167,926

Class IV	—	400,005	—	—

Class VI	—	44,530,234	43,601,628	—

Net asset value per share:
Class III	$31.10	$32.96	$—	$21.42

Class IV	$—	$32.84	$—	$—

Class VI	$—	$32.86	$23.11	$—

86	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — August 31, 2017 (Unaudited)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$60,502	$70,839,657	$7,571,541	$8,887,328
Dividends from unaffiliated issuers (Net of withholding tax)(a)	3,529,125	22,467	30,226,575	1,284
Interest	54,243	1,422	12,954,297	4,776

Total investment income	3,643,870	70,863,546	50,752,413	8,893,388

Expenses:
Management fee (Note 5)	586,743	45,008,699	—	—
Shareholder service fee – Class III (Note 5)	7,706	3,869,890	—	—
Shareholder service fee – Class IV (Note 5)	112,211	1,474,851	—	—
Supplemental support fee – Class MF (Note 5)	—	2,869,638	—	—
Audit and tax fees	64,984	18,300	61,320	37,904
Custodian and fund accounting agent fees	147,992	51,784	897,472	32,852
Legal fees	5,092	95,480	47,596	17,632
Registration fees	2,756	1,400	—	1,788
Transfer agent fees	21,656	—	—	—
Trustees’ fees and related expenses (Note 5)	2,208	163,030	50,660	28,667
Interest expense (Note 2)	—	—	40,306	—
Miscellaneous	30,257	29,732	29,340	11,072

Total expenses	981,605	53,582,804	1,126,694	129,915
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(246,176)	(180,724)	(760,848)	(97,256)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(10,219,319)	—	—
Indirectly incurred shareholder service fee waived or borne by GMO (Note 5)	—	(880,101)	—	—

Net expenses	735,429	42,302,660	365,846	32,659

Net investment income (loss)	2,908,441	28,560,886	50,386,567	8,860,729

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	11,740,712	—	64,369,674	(37,834)
Investments in affiliated issuers	(4,448)	94,439,207	14,468,070	(10,775,968)
Realized gain distributions from affiliated issuers (Note 10)	—	22,716,913	7,249,029	15,235,698
Futures contracts	(13,539,867)	—	—	—
Swap contracts	—	—	2,357	—
Forward currency contracts	(2,350,449)	—	(2,903,734)	—
Foreign currency and foreign currency related transactions	(2,244)	—	(145,108)	—

Net realized gain (loss)	(4,156,296)	117,156,120	83,040,288	4,421,896

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	8,474,478	—	104,583,850	59,604
Investments in affiliated issuers	—	677,083,245	105,845,410	152,972,034
Futures contracts	5,210,519	—	170,315	—
Forward currency contracts	(674,117)	—	(1,132,959)	—
Foreign currency and foreign currency related transactions	47,301	—	(52,194)	—

Net change in unrealized appreciation (depreciation)	13,058,181	677,083,245	209,414,422	153,031,638

Net realized and unrealized gain (loss)	8,901,885	794,239,365	292,454,710	157,453,534

Net increase (decrease) in net assets resulting from operations	$11,810,326	$822,800,251	$342,841,277	$166,314,263

(a) Withholding tax:	$292,181	$—	$3,489,860	$—

See accompanying notes to the financial statements.	87

GMO Trust Funds

Statements of Operations — August 31, 2017 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$3,033,756	$9,732,499	$—	$3,505,132
Dividends from unaffiliated issuers (Net of withholding tax)(a)	—	—	134,033,662	—
Interest	378	314	53,241,463	126

Total investment income	3,034,134	9,732,813	187,275,125	3,505,258

Expenses:
Audit and tax fees	12,696	12,880	131,368	12,696
Custodian, fund accounting agent and transfer agent fees	27,892	29,732	2,497,316	29,128
Dividend expense on short sales	—	—	2,741,127	—
Legal fees	10,304	22,264	98,122	6,808
Registration fees	852	1,656	—	652
Trustees’ fees and related expenses (Note 5)	11,147	26,325	134,784	7,619
Interest expense (Note 2)	—	—	253,415	—
Miscellaneous	6,156	10,272 **	67,585	5,252 ***

Total expenses	69,047	103,129	5,923,717	62,155
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(56,896)	(74,596)	(2,680,208)	(53,884)

Net expenses	12,151	28,533	3,243,509	8,271

Net investment income (loss)	3,021,983	9,704,280	184,031,616	3,496,987

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	—	—	387,101,790	—
Investments in affiliated issuers	(32,999,973)	(16,411,544)	—	(4,217,464)
Investments in securities sold short	—	—	(12,844,289)	—
Realized gain distributions from affiliated issuers (Note 10)	7,970,201	21,537,105	—	—
Futures contracts	—	—	648,254	—
Written options	—	—	1,644,126	—
Swap contracts	—	—	231,019	—
Forward currency contracts	—	—	(15,955,527)	—
Foreign currency and foreign currency related transactions	—	—	(1,029,683)	—

Net realized gain (loss)	(25,029,772)	5,125,561	359,795,690	(4,217,464)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	—	—	228,517,751	—
Investments in affiliated issuers	105,944,600	221,571,523	—	78,511,190
Investments in securities sold short	—	—	(48,077,582)	—
Futures contracts	—	—	2,661,150	—
Written options	—	—	1,373,936	—
Swap contracts	—	—	11,329,574	—
Forward currency contracts	—	—	(4,153,196)	—
Foreign currency and foreign currency related transactions	—	—	579,286	—

Net change in unrealized appreciation (depreciation)	105,944,600	221,571,523	192,230,919	78,511,190

Net realized and unrealized gain (loss)	80,914,828	226,697,084	552,026,609	74,293,726

Net increase (decrease) in net assets resulting from operations	$83,936,811	$236,401,364	$736,058,225	$77,790,713

(a) Withholding tax:	$—	$—	$14,570,237	$—

**	Includes $6,134 of filing expenses.
***	Includes $3,825 of pricing expenses.

88	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — August 31, 2017 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$5,489,784	$3,560,389	$—	$9,311,382
Dividends from unaffiliated issuers (Net of withholding tax)(a)	—	85,137	4,187,366	1,108
Interest	167	3,019,577	3,163,832	2,042,005

Total investment income	5,489,951	6,665,103	7,351,198	11,354,495

Expenses:
Management fee (Note 5)	—	6,442,057	5,528,530	—
Shareholder service fee – Class III (Note 5)	—	4,588	—	—
Shareholder service fee – Class IV (Note 5)	—	26,230	—	—
Shareholder service fee – Class VI (Note 5)	—	400,730	276,426	—
Audit and tax fees	12,880	46,000	64,132	31,012
Custodian, fund accounting agent and transfer agent fees	26,988	137,364	114,344	27,776
Legal fees	11,040	20,700	187,184	20,608
Registration fees	2,476	27,004	720	1,136
Trustees’ fees and related expenses (Note 5)	12,590	17,826	11,757	23,809
Miscellaneous	6,272	21,777	15,752	8,380

Total expenses	72,246	7,144,276	6,198,845	112,721
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(58,552)	(247,232)	—	(86,888)

Net expenses	13,694	6,897,044	6,198,845	25,833

Net investment income (loss)	5,476,257	(231,941)	1,152,353	11,328,662

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	—	(90,526)	36,548,780	80,646
Investments in affiliated issuers	(6,303,584)	(47,815)	—	6,531,254
Realized gain distributions from affiliated issuers (Note 10)	—	—	—	10,461,828
Futures contracts	—	76,799,201	(2,213,658)	—
Written options	—	—	2,298,524	—
Forward currency contracts	—	(16,701,851)	(1,813,975)	—
Foreign currency and foreign currency related transactions	—	(929,291)	4,996	—

Net realized gain (loss)	(6,303,584)	59,029,718	34,824,667	17,073,728

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	—	89,228	109,335,762	638,635
Investments in affiliated issuers	136,162,143	(294,249)	29,772	138,045,935
Futures contracts	—	(31,059,474)	1,982,197	—
Written options	—	—	(224,920)	—
Forward currency contracts	—	(1,986,742)	(295,974)	—
Foreign currency and foreign currency related transactions	—	(3,651)	7,144	—

Net change in unrealized appreciation (depreciation)	136,162,143	(33,254,888)	110,833,981	138,684,570

Net realized and unrealized gain (loss)	129,858,559	25,774,830	145,658,648	155,758,298

Net increase (decrease) in net assets resulting from operations	$135,334,816	$25,542,889	$146,811,001	$167,086,960

(a) Withholding tax:	$—	$—	$177,593	$—

See accompanying notes to the financial statements.	89

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Benchmark-Free Allocation Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,908,441	$4,532,594	$28,560,886	$220,401,847
Net realized gain (loss)	(4,156,296)	(39,021,157)	117,156,120	153,420,465
Change in net unrealized appreciation (depreciation)	13,058,181	29,019,238	677,083,245	1,325,782,244

Net increase (decrease) in net assets from operations	11,810,326	(5,469,325)	822,800,251	1,699,604,556

Distributions to shareholders from:
Net investment income
Class III	(46,437)	(226,478)	(7,699,062)	(80,269,673)
Class IV	(836,096)	(7,404,091)	(5,403,931)	(42,073,207)
Class MF	—	—	(9,701,419)	(99,711,857)

Total distributions from net investment income	(882,533)	(7,630,569)	(22,804,412)	(222,054,737)

Net share transactions (Note 9):
Class III	(736,848)	517,480	(646,734,281)	(1,155,147,216)
Class IV	(12,693,215)	(47,601,802)	139,957,651	(94,499,738)
Class MF	—	—	(490,568,485)	(2,872,966,238)

Increase (decrease) in net assets resulting from net share transactions	(13,430,063)	(47,084,322)	(997,345,115)	(4,122,613,192)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	1,161,818	3,463,441
Class IV	—	—	656,896	1,691,330
Class MF	—	—	1,293,711	4,522,945

Increase in net assets resulting from purchase premiums and redemption fees	—	—	3,112,425	9,677,716

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(13,430,063)	(47,084,322)	(994,232,690)	(4,112,935,476)

Total increase (decrease) in net assets	(2,502,270)	(60,184,216)	(194,236,851)	(2,635,385,657)

Net assets:
Beginning of period	233,833,412	294,017,628	13,770,457,634	16,405,843,291

End of period	$231,331,142	$233,833,412	$13,576,220,783	$13,770,457,634

Accumulated undistributed (distributions in excess of) net investment income	$2,093,399	$67,491	$10,111,618	$4,355,144

90	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$50,386,567	$105,049,984	$8,860,729	$58,281,786
Net realized gain (loss)	83,040,288	45,167,642	4,421,896	(163,024,800)
Change in net unrealized appreciation (depreciation)	209,414,422	451,920,797	153,031,638	468,278,212

Net increase (decrease) in net assets from operations	342,841,277	602,138,423	166,314,263	363,535,198

Distributions to shareholders from:
Net investment income
Class III	(21,058,197)	(116,700,824)	(5,202,550)	(62,220,291)

Total distributions from net investment income	(21,058,197)	(116,700,824)	(5,202,550)	(62,220,291)

Net share transactions (Note 9):
Class III	(444,464,987)	(397,485,238)	(157,192,334)	(1,197,015,061)

Increase (decrease) in net assets resulting from net share transactions	(444,464,987)	(397,485,238)	(157,192,334)	(1,197,015,061)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	1,163,019	1,188,794	495,633	1,853,433

Increase in net assets resulting from purchase premiums and redemption fees	1,163,019	1,188,794	495,633	1,853,433

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(443,301,968)	(396,296,444)	(156,696,701)	(1,195,161,628)

Total increase (decrease) in net assets	(121,518,888)	89,141,155	4,415,012	(893,846,721)

Net assets:
Beginning of period	4,394,259,534	4,305,118,379	2,423,945,032	3,317,791,753

End of period	$4,272,740,646	$4,394,259,534	$2,428,360,044	$2,423,945,032

Accumulated undistributed (distributions in excess of) net investment income	$41,470,078	$12,141,708	$5,565,526	$1,907,347

See accompanying notes to the financial statements.	91

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,021,983	$33,369,552	$9,704,280	$69,282,296
Net realized gain (loss)	(25,029,772)	(57,989,311)	5,125,561	(274,880,007)
Change in net unrealized appreciation (depreciation)	105,944,600	255,753,023	221,571,523	729,023,158

Net increase (decrease) in net assets from operations	83,936,811	231,133,264	236,401,364	523,425,447

Distributions to shareholders from:
Net investment income
Class III	(6,006,665)	(30,222,114)	(6,819,110)	(68,744,144)

Total distributions from net investment income	(6,006,665)	(30,222,114)	(6,819,110)	(68,744,144)

Net realized gains
Class III	—	(39,709,256)	—	(55,809,080)

Total distributions from net realized gains	—	(39,709,256)	—	(55,809,080)

Net share transactions (Note 9):
Class III	(448,223,620)	(602,267,298)	(20,373,071)	(1,073,431,102)

Increase (decrease) in net assets resulting from net share transactions	(448,223,620)	(602,267,298)	(20,373,071)	(1,073,431,102)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	363,317	549,011	311,481	2,209,585

Increase in net assets resulting from purchase premiums and redemption fees	363,317	549,011	311,481	2,209,585

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(447,860,303)	(601,718,287)	(20,061,590)	(1,071,221,517)

Total increase (decrease) in net assets	(369,930,157)	(440,516,393)	209,520,664	(672,349,294)

Net assets:
Beginning of period	992,259,613	1,432,776,006	2,206,818,218	2,879,167,512

End of period	$622,329,456	$992,259,613	$2,416,338,882	$2,206,818,218

Accumulated undistributed (distributions in excess of) net investment income	$1,122,298	$4,106,980	$5,914,075	$3,028,905

92	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$184,031,616	$264,569,572	$3,496,987	$27,679,519
Net realized gain (loss)	359,795,690	(42,789,124)	(4,217,464)	(23,893,115)
Change in net unrealized appreciation (depreciation)	192,230,919	1,314,797,007	78,511,190	142,706,231

Net increase (decrease) in net assets from operations	736,058,225	1,536,577,455	77,790,713	146,492,635

Distributions to shareholders from:
Net investment income
Core Class	(60,081,170)	(218,046,347)	—	—
Class III	—	—	(1,604,455)	(27,805,230)

Total distributions from net investment income	(60,081,170)	(218,046,347)	(1,604,455)	(27,805,230)

Net share transactions (Note 9):
Core Class	(392,835,766)	(3,756,011,512)	—	—
Class III	—	—	(39,532,627)	(460,198,898)

Increase (decrease) in net assets resulting from net share transactions	(392,835,766)	(3,756,011,512)	(39,532,627)	(460,198,898)

Purchase premiums and redemption fees (Notes 2 and 9):
Core Class	2,928,151	8,960,910	—	—
Class III	—	—	36,567	480,788

Increase in net assets resulting from purchase premiums and redemption fees	2,928,151	8,960,910	36,567	480,788

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(389,907,615)	(3,747,050,602)	(39,496,060)	(459,718,110)

Total increase (decrease) in net assets	286,069,440	(2,428,519,494)	36,690,198	(341,030,705)

Net assets:
Beginning of period	11,226,683,853	13,655,203,347	601,792,232	942,822,937

End of period	$11,512,753,293	$11,226,683,853	$638,482,430	$601,792,232

Accumulated undistributed (distributions in excess of) net investment income	$137,814,252	$13,863,806	$1,947,379	$54,847

See accompanying notes to the financial statements.	93

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,476,257	$36,335,910	$(231,941)	$(6,611,180)
Net realized gain (loss)	(6,303,584)	(37,280,749)	59,029,718	48,794,708
Change in net unrealized appreciation (depreciation)	136,162,143	226,072,718	(33,254,888)	13,986,113

Net increase (decrease) in net assets from operations	135,334,816	225,127,879	25,542,889	56,169,641

Distributions to shareholders from:
Net investment income
Class III	(4,022,341)	(35,103,258)	—	(338,003)
Class IV	—	—	—	(1,340,200)
Class VI	—	—	—	(47,180,108)

Total distributions from net investment income	(4,022,341)	(35,103,258)	—	(48,858,311)

Net realized gains
Class III	—	—	(49,818)	(214,673)
Class IV	—	—	(495,887)	(1,979,745)
Class VI	—	—	(11,537,694)	(52,825,200)

Total distributions from net realized gains	—	—	(12,083,399)	(55,019,618)

Net share transactions (Note 9):
Class III	(138,806,532)	(239,862,091)	(1,932,241)	(18,796,751)
Class IV	—	—	(42,053,603)	58,957,014
Class VI	—	—	3,923,984	193,889,925

Increase (decrease) in net assets resulting from net share transactions	(138,806,532)	(239,862,091)	(40,061,860)	234,050,188

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	357,469	841,053	—	—

Increase in net assets resulting from purchase premiums and redemption fees	357,469	841,053	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(138,449,063)	(239,021,038)	(40,061,860)	234,050,188

Total increase (decrease) in net assets	(7,136,588)	(48,996,417)	(26,602,370)	186,341,900

Net assets:
Beginning of period	1,085,803,184	1,134,799,601	1,507,386,981	1,321,045,081

End of period	$1,078,666,596	$1,085,803,184	$1,480,784,611	$1,507,386,981

Accumulated undistributed (distributions in excess of) net investment income	$3,417,922	$1,964,006	$(30,308,041)	$(30,076,100)

94	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Special Opportunities Fund		Strategic Opportunities Allocation Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,152,353	$11,252,050	$11,328,662	$54,982,571
Net realized gain (loss)	34,824,667	15,757,081	17,073,728	(21,722,828)
Change in net unrealized appreciation (depreciation)	110,833,981	110,243,332	138,684,570	277,374,456

Net increase (decrease) in net assets from operations	146,811,001	137,252,463	167,086,960	310,634,199

Distributions to shareholders from:
Net investment income
Class III	—	—	(4,577,580)	(54,767,504)
Class VI	(680,089)	(16,240,542)	—	—

Total distributions from net investment income	(680,089)	(16,240,542)	(4,577,580)	(54,767,504)

Net realized gains
Class III	—	—	—	(1,162,716)
Class VI	(20,995,580)	(20,678,991)	—	—

Total distributions from net realized gains	(20,995,580)	(20,678,991)	—	(1,162,716)

Net share transactions (Note 9):
Class III	—	—	(269,802,810)	(206,111,527)
Class VI	(111,055,495)	(247,683,492)	—	—

Increase (decrease) in net assets resulting from net share transactions	(111,055,495)	(247,683,492)	(269,802,810)	(206,111,527)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	526,453	491,456
Class VI	869,017	1,434,047	—	—

Increase in net assets resulting from purchase premiums and redemption fees	869,017	1,434,047	526,453	491,456

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(110,186,478)	(246,249,445)	(269,276,357)	(205,620,071)

Total increase (decrease) in net assets	14,948,854	(145,916,515)	(106,766,977)	49,083,908

Net assets:
Beginning of period	992,818,938	1,138,735,453	2,016,999,496	1,967,915,588

End of period	$1,007,767,792	$992,818,938	$1,910,232,519	$2,016,999,496

Accumulated undistributed (distributions in excess of) net investment income	$(696,996)	$(1,169,260)	$8,346,574	$1,595,492

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016		2015	2014		2013				2017		2016		2015	2014		2013
Net asset value, beginning of period	$20.96		$22.04		$22.93		$23.98	$24.22		$24.13		$20.97		$22.05		$22.95		$23.99	$24.24		$24.14

Income (loss) from investment operations:
Net investment income (loss)(a)	0.27		0.35		0.37		0.34	0.53	(a)	0.51	(a)	0.27		0.37		0.39		0.35	0.58	(a)	0.60	(a)
Net realized and unrealized gain (loss)	0.81		(0.80)		(0.40)		(0.96)	(0.76)		(0.35)		0.82		(0.81)		(0.41)		(0.95)	(0.80)		(0.42)

Total from investment operations	1.08		(0.45)		(0.03)		(0.62)	(0.23)		0.16		1.09		(0.44)		(0.02)		(0.60)	(0.22)		0.18

Less distributions to shareholders:
From net investment income	(0.08)		(0.63)		(0.86)		(0.43)	(0.01)		(0.07)		(0.08)		(0.64)		(0.88)		(0.44)	(0.03)		(0.08)

Total distributions	(0.08)		(0.63)		(0.86)		(0.43)	(0.01)		(0.07)		(0.08)		(0.64)		(0.88)		(0.44)	(0.03)		(0.08)

Net asset value, end of period	$21.96		$20.96		$22.04		$22.93	$23.98		$24.22		$21.98		$20.97		$22.05		$22.95	$23.99		$24.24

Total Return(b)	5.17	%**	(2.02)%		(0.06)%		(2.60)%	(0.94)%		0.67%		5.21	%**	(1.98)%		(0.03)%		(2.51)%	(0.93)%		0.73%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,533		$7,852		$7,712		$26,695	$35,392		$51,886		$223,799		$225,982		$286,305		$3,333,388	$3,523,518		$3,389,131
Net expenses to average daily net assets	0.67	%(c)*	0.68	%(c)	0.66	%(c)	0.65%	0.30	%(c)(d)	0.23	%(c)(d)	0.62	%(c)*	0.62	%(c)	0.60	%(c)	0.60%	0.26	%(c)(d)	0.18	%(c)(d)
Net investment income (loss) to average daily net assets	2.52	%(a)*	1.62	%(a)	1.66	%(a)	1.44%	2.19	%(a)	2.10	%(a)	2.48	%(a)*	1.69	%(a)	1.76	%(a)	1.46%	2.42	%(a)	2.47	%(a)
Portfolio turnover rate	36	%(e)**	22	%(e)	85%		123%	66%		104%		36	%(e)**	22	%(e)	85%		123%	66%		104%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.20	%*	0.20%		0.06%		0.04%	0.37	%(f)	0.44	%(f)	0.21	%*	0.20%		0.05%		0.04%	0.36	%(f)	0.44	%(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 80% and 69%, respectively, of the average value of its portfolio.
(f)	Ratios include indirect fees waived or borne by the Fund
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017	2016(a)		2015(b)	2014(b)		2013(b)				2017	2016(a)		2015(b)	2014(b)		2013(b)(c)
Net asset value, beginning of period	$25.78		$23.46	$27.04		$27.07	$25.77		$24.03		$25.78		$23.46	$27.03		$27.06	$25.75		$24.91

Income (loss) from investment operations:
Net investment income (loss)(d)†	0.05		0.37	0.19		0.38	0.48		0.30		0.06		0.40	0.20		0.36	0.46		0.03
Net realized and unrealized gain (loss)	1.54		2.35	(3.26)		0.86	1.57		1.62		1.54		2.33	(3.26)		0.89	1.61		0.96

Total from investment operations	1.59		2.72	(3.07)		1.24	2.05		1.92		1.60		2.73	(3.06)		1.25	2.07		0.99

Less distributions to shareholders:
From net investment income	(0.04)		(0.40)	(0.34)		(0.52)	(0.39)		(0.18)		(0.05)		(0.41)	(0.34)		(0.53)	(0.40)		(0.15)
From net realized gains	—		—	(0.17)		(0.75)	(0.36)		—		—		—	(0.17)		(0.75)	(0.36)		—

Total distributions	(0.04)		(0.40)	(0.51)		(1.27)	(0.75)		(0.18)		(0.05)		(0.41)	(0.51)		(1.28)	(0.76)		(0.15)

Net asset value, end of period	$27.33		$25.78	$23.46		$27.04	$27.07		$25.77		$27.33		$25.78	$23.46		$27.03	$27.06		$25.75

Total Return(e)	6.17	%**	11.66%	(11.51)%		4.71%	8.03%		8.03%		6.20	%**	11.71%	(11.46)%		4.75%	8.12%		3.99	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,902,589		$5,248,863	$5,872,663		$6,040,891	$3,109,509		$970,749		$2,973,322		$2,663,418	$2,508,115		$3,363,711	$2,511,906		$705,982
Net operating expenses to average daily net assets(f)	0.64	%*	0.65%	0.66%		0.64%	0.59	%(g)	0.54	%(g)	0.59	%*	0.60%	0.61%		0.59%	0.54	%(g)	0.48	%(g)*
Interest and/or dividend expenses to average daily net assets(h)	—		—	0.02%		0.05%	—		—		—		—	0.02%		0.05%	—		—
Total net expenses to average daily net assets(f)	0.64	%*	0.65%	0.68%		0.69%	0.59%		0.54%		0.59	%*	0.60%	0.63%		0.64%	0.54%		0.48	%*
Net investment income (loss) to average daily net assets(d)	0.37	%*	1.46%	0.73%		1.41%	1.79%		1.23%		0.47	%*	1.61%	0.80%		1.32%	1.73%		0.60	%*
Portfolio turnover rate	5	%**	7%	53	%(i)	84%	52%		42%		5	%**	7%	53	%(i)	84%	52%		42	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(j)	0.16	%*	0.15%	0.16%		0.20%	0.27%		0.41%		0.16	%*	0.15%	0.16%		0.20%	0.27%		0.40	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02	$0.01		$0.01	$0.03		$0.07		$0.01		$0.02	$0.01		$0.01	$0.03		$0.01

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 - Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 - Basis of presentation and principles of consolidation).
(c)	Period from December 11, 2012 (commencement of operations) through February 28, 2013.
(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(i)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(j)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016(a)		2015(b)		2014(b)		2013(b)(c)
Net asset value, beginning of period	$25.80		$23.47		$27.04		$27.07		$25.76		$24.10

Income (loss) from investment operations:
Net investment income (loss)(d)†	0.06		0.35		0.19		0.37		0.49		0.33
Net realized and unrealized gain (loss)	1.54		2.39		(3.24)		0.88		1.58		1.52

Total from investment operations	1.60		2.74		(3.05)		1.25		2.07		1.85

Less distributions to shareholders:
From net investment income	(0.05)		(0.41)		(0.35)		(0.53)		(0.40)		(0.19)
From net realized gains	—		—		(0.17)		(0.75)		(0.36)		—

Total distributions	(0.05)		(0.41)		(0.52)		(1.28)		(0.76)		(0.19)

Net asset value, end of period	$27.35		$25.80		$23.47		$27.04		$27.07		$25.76

Total Return(e)	6.19	%**	11.76%		(11.45)%		4.78%		8.11%		7.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,700,311		$5,858,177		$8,025,066		$12,255,179		$9,103,523		$2,947,886
Net operating expenses to average daily net assets(f)	0.59	%*	0.60	%(g)	0.58	%(g)	0.55	%(g)	0.53	%(h)	0.49	%(h)
Interest and/or dividend expenses to average daily net assets(i)	—		—		0.02%		0.05%		—		—
Total net expenses to average daily net assets(f)	0.59	%*	0.60	%(g)	0.60	%(g)	0.60	%(g)	0.53%		0.49%
Net investment income (loss) to average daily net assets(d)	0.42	%*	1.38%		0.77%		1.37%		1.83%		1.34%
Portfolio turnover rate	5	%**	7%		53	%(j)	84%		52%		42%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(k)	0.16	%*	0.16%		0.19%		0.23%		0.27%		0.41%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.01		$0.01		$0.03		$0.06

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 - Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 - Basis of presentation and principles of consolidation).
(c)	Period from March 1, 2012 (commencement of operations) through February 28, 2013.
(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(h)	The net expense ratio does not include the effect of expense reductions (Note 2).
(i)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(j)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(k)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$18.95		$17.00		$20.30		$22.09		$21.33		$20.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.43		0.58		0.61		0.59		0.52
Net realized and unrealized gain (loss)	1.36		2.01		(2.70)		0.61		1.45		1.34

Total from investment operations	1.59		2.44		(2.12)		1.22		2.04		1.86

Less distributions to shareholders:
From net investment income	(0.10)		(0.49)		(0.60)		(0.79)		(0.74)		(0.68)
From net realized gains	—		—		(0.58)		(2.22)		(0.54)		(0.61)

Total distributions	(0.10)		(0.49)		(1.18)		(3.01)		(1.28)		(1.29)

Net asset value, end of period	$20.44		$18.95		$17.00		$20.30		$22.09		$21.33

Total Return(b)	8.40	%**	14.52%		(10.82)%		5.76%		9.66%		9.25%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,272,741		$4,394,260		$4,305,118		$5,052,362		$4,367,658		$3,941,582
Net expenses to average daily net assets(c)	0.02	%*	0.01%		0.00	%(d)	0.00	%(d)	0.00	%(d)(e)	0.00	%(d)(e)
Interest and/or dividend expenses to average daily net assets(f)	0.00	%(g)	0.00	%(g)	—		—		—		—
Total net expenses to average daily net assets(c)	0.02	%*	0.01%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.34	%*	2.37%		3.09%		2.90%		2.67%		2.51%
Portfolio turnover rate	45	%(h)**	83	%(h)	101%		60%		51%		31%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.01%		0.00	%(i)	0.00	%(i)	0.01%
Redemption fees consisted of the following per share amounts:†	$0.01		$0.00	(j)	$0.00	(j)	$0.00	(j)	$0.00	(j)	$0.00	(j)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Ratio is less than 0.01%.
(h)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 86% and 49%, respectively, of the average value of its portfolio.
(i)	Fees and expenses reimbursed by GMO were less than 0.01%.
(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	99

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)		2016(a)	2015(a)	2014(a)		2013(a)
Net asset value, beginning of period	$30.48		$27.60		$33.81	$35.40	$32.70		$31.20

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.12		0.61		1.02	0.96	0.81		0.87
Net realized and unrealized gain (loss)	2.08		3.00		(4.53)	0.60	2.73		1.50

Total from investment operations	2.20		3.61		(3.51)	1.56	3.54		2.37

Less distributions to shareholders:
From net investment income	(0.07)		(0.73)		(1.14)	(1.29)	(0.84)		(0.87)
From net realized gains	—		—		(1.56)	(1.86)	—		—

Total distributions	(0.07)		(0.73)		(2.70)	(3.15)	(0.84)		(0.87)

Net asset value, end of period	$32.61		$30.48		$27.60	$33.81	$35.40		$32.70

Total Return(c)	7.22	%**	13.21%		(10.98)%	4.55%	10.88%		7.65%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,428,360		$2,423,945		$3,317,792	$4,868,922	$5,362,913		$4,764,133
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%	0.00%	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(b)	0.74	%*	2.06%		3.33%	2.75%	2.33%		2.70%
Portfolio turnover rate	13	%(g)**	19	%(g)	20%	38%	46%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%	0.01%	0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.01	$0.01	$0.01		$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 18% and 15%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

100	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017	2016	2015	2014		2013
Net asset value, beginning of period	$19.60		$17.40	$22.84	$25.00	$21.13		$19.49

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.52	0.51	0.80	0.61		0.57
Net realized and unrealized gain (loss)	1.97		2.87	(3.64)	0.02 (b)	3.96		1.73

Total from investment operations	2.04		3.39	(3.13)	0.82	4.57		2.30

Less distributions to shareholders:
From net investment income	(0.14)		(0.55)	(0.52)	(0.82)	(0.70)		(0.66)
From net realized gains	—		(0.64)	(1.79)	(2.16)	—		—

Total distributions	(0.14)		(1.19)	(2.31)	(2.98)	(0.70)		(0.66)

Net asset value, end of period	$21.50		$19.60	$17.40	$22.84	$25.00		$21.13

Total Return(c)	10.43	%**	20.03%	(14.81)%	3.32%	21.68%		11.95%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$622,329		$992,260	$1,432,776	$1,770,455	$1,591,060		$1,531,772
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(a)	0.72	%*	2.78%	2.49%	3.34%	2.62%		2.86%
Portfolio turnover rate	2	%**	29%	14%	16%	36%		31%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01	$0.00 (g)	$0.00 (g)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	101

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)	2016(a)	2015(a)		2014(a)		2013(a)
Net asset value, beginning of period	$22.84		$19.71	$26.22	$28.29		$25.80		$25.47

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.10		0.57	0.60	0.96		0.84		0.75
Net realized and unrealized gain (loss)	2.43		3.67	(4.47)	(0.03	)(c)	3.63		1.71

Total from investment operations	2.53		4.24	(3.87)	0.93		4.47		2.46

Less distributions to shareholders:
From net investment income	(0.07)		(0.70)	(0.60)	(0.90)		(0.87)		(0.78)
From net realized gains	—		(0.41)	(2.04)	(2.10)		(1.11)		(1.35)

Total distributions	(0.07)		(1.11)	(2.64)	(3.00)		(1.98)		(2.13)

Net asset value, end of period	$25.30		$22.84	$19.71	$26.22		$28.29		$25.80

Total Return(d)	11.10	%**	21.93%	(15.96)%	3.37%		17.60%		10.01%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,416,339		$2,206,818	$2,879,168	$3,800,256		$2,948,319		$2,220,674
Net expenses to average daily net assets(f)(g)	0.00	%*	0.00%	0.00%	0.00%		0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(b)	0.85	%*	2.63%	2.58%	3.54%		3.02%		2.90%
Portfolio turnover rate	9	%**	27%	15%	21%		51%		24%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.02	$0.01	$0.01		$0.01		$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Net expenses to average daily net assets were less than 0.01%.
(h)	Purchase premiums and redemptions fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

102	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,								Period from March 1, 2012 (commencement of operations) through February 28, 2013
			2017		2016		2015		2014
Net asset value, beginning of period	$13.06		$11.80		$13.59		$12.71		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.27		0.21		0.25		0.32		0.24
Net realized and unrealized gain (loss)	0.64		1.24		(2.00)		0.63		1.09		1.06

Total from investment operations	0.86		1.51		(1.79)		0.88		1.41		1.30

Less distributions to shareholders:
From net investment income	(0.07)		(0.25)		—		—		—		—

Total distributions	(0.07)		(0.25)		—		—		—		—

Net asset value, end of period	$13.85		$13.06		$11.80		$13.59		$12.71		$11.30

Total Return(a)	6.60	%**	12.88%		(13.17)%		6.92%		12.48%		13.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,512,753		$11,226,684		$13,655,203		$15,915,866		$10,160,905		$2,471,328
Net operating expenses to average daily net assets	0.01	%*	0.00	%(b)	0.00	%(b)	0.00	%(b)	0.00	%(b)(c)	0.00	%(b)
Interest and/or dividend expenses to average daily net assets(d)	0.05	%*	0.05%		0.07%		0.07%		—		—
Total net expenses to average daily net assets	0.06	%*	0.05%		0.07%		0.07%		0.00%		0.00%
Net investment income (loss) to average daily net assets	3.19	%*	2.11%		1.62%		1.89%		2.61%		2.21%
Portfolio turnover rate	84	%**	142%		127%		115%		65%		66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%		0.05%		0.04%		0.08%		0.23%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.01		$0.01		—		—		—

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest expense and dividend expense incurred as a result of entering into repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	103

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017	2016	2015	2014		2013
Net asset value, beginning of period	$14.72		$13.05	$16.88	$17.99	$14.86		$13.87

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.45	0.48	0.74	0.54		0.50
Net realized and unrealized gain (loss)	1.85		1.79	(3.83)	(1.11)	3.16		0.97

Total from investment operations	1.94		2.24	(3.35)	(0.37)	3.70		1.47

Less distributions to shareholders:
From net investment income	(0.04)		(0.57)	(0.48)	(0.74)	(0.57)		(0.48)

Total distributions	(0.04)		(0.57)	(0.48)	(0.74)	(0.57)		(0.48)

Net asset value, end of period	$16.62		$14.72	$13.05	$16.88	$17.99		$14.86

Total Return(b)	13.19	%**	17.37%	(20.09)%	(1.86)%	25.02%		10.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$638,482		$601,792	$942,823	$1,180,493	$1,150,492		$966,794
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00%	0.00%	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	1.10	%*	3.14%	3.07%	4.24%	3.28%		3.59%
Portfolio turnover rate	1	%**	10%	14%	7%	52%		17%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.01%	0.01%	0.01%	0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.01	$0.00 (f)	$0.00 (f)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

104	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017(a)	2016(a)	2015(a)	2014(a)		2013(a)
Net asset value, beginning of period	$27.49		$23.40	$31.71	$34.11	$31.29		$29.94

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.15		0.84	0.84	1.32	1.05		0.96
Net realized and unrealized gain (loss)	3.58		4.15	(7.11)	(1.83)	3.96		1.35

Total from investment operations	3.73		4.99	(6.27)	(0.51)	5.01		2.31

Less distributions to shareholders:
From net investment income	(0.12)		(0.90)	(0.87)	(1.35)	(1.02)		(0.96)
From net realized gains	—		—	(1.17)	(0.54)	(1.17)		—

Total distributions	(0.12)		(0.90)	(2.04)	(1.89)	(2.19)		(0.96)

Net asset value, end of period	$31.10		$27.49	$23.40	$31.71	$34.11		$31.29

Total Return(c)	13.56	%**	21.57%	(20.70)%	(1.30)%	16.22%		7.79%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,078,667		$1,085,803	$1,134,800	$1,595,039	$1,790,318		$1,385,150
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(b)	1.02	%*	3.20%	2.92%	3.94%	3.15%		3.26%
Portfolio turnover rate	3	%**	7%	14%	18%	40%		21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02	$0.01	$0.01	$0.02		$0.02

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	105

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares									Class IV Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2017 (Unaudited)		Period from October 26, 2016 (commencement of operations) through February 28, 2017
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$32.68		$33.25		$33.80	$32.18	$30.47	$30.05		$32.56		$35.27

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.02)		(0.21)		(0.26)	(0.25)	(0.22)	(0.18)		(0.02)		(0.05)
Net realized and unrealized gain (loss)	0.57		1.87		(0.29)	1.87 (b)	1.93	0.60		0.57		(0.62)

Total from investment operations	0.55		1.66		(0.55)	1.62	1.71	0.42		0.55		(0.67)

Less distributions to shareholders:
From net investment income	—		(1.01)		—	—	—	—		—		(0.82)
From net realized gains	(0.27)		(1.22)		—	—	—	—		(0.27)		(1.22)

Total distributions	(0.27)		(2.23)		—	—	—	—		(0.27)		(2.04)

Net asset value, end of period	$32.96		$32.68		$33.25	$33.80	$32.18	$30.47		$32.84		$32.56

Total Return(c)	1.67	%**	5.12%		(1.63)%	5.03%	5.61%	1.40%		1.68	%**	(1.79	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,237		$6,117		$24,020	$1,499,443	$1,662,189	$959,752		$13,137		$54,825
Net expenses to average daily net assets(d)	1.00	%*	1.00%		0.85%	0.80%	0.75%	0.75	%(e)	0.95	%*	0.95	%*
Net investment income (loss) to average daily net assets(a)	(0.12	)%*	(0.61)%		(0.79)%	(0.76)%	(0.70)%	(0.61)%		(0.10	)%*	(0.41	)%*
Portfolio turnover rate	67	%(f)**	15	%(f)	29%	45%	97%	17%		67	%(f)**	15	%(f)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%		0.03%	0.08%	0.13%	0.17%		0.03	%*	0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 47% and 25%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

106	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017		Period from December 1, 2015 (commencement of operations) through February 28, 2016
Net asset value, beginning of period	$32.57		$33.26		$33.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.00	)(b)	(0.16)		(0.05)
Net realized and unrealized gain (loss)	0.56		1.85		0.24

Total from investment operations	0.56		1.69		0.19

Less distributions to shareholders:
From net investment income	—		(1.16)		—
From net realized gains	(0.27)		(1.22)		—

Total distributions	(0.27)		(2.38)		—

Net asset value, end of period	$32.86		$32.57		$33.26

Total Return(c)	1.71	%**	5.22%		0.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,463,410		$1,446,445		$1,297,025
Net expenses to average daily net assets(d)	0.91	%*	0.91%		0.91	%*
Net investment income (loss) to average daily net assets(a)	(0.03	)%*	(0.47)%		(0.59	)%*
Portfolio turnover rate	67	%(e)**	15	%(e)	29	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%		0.13%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	Per share amount is less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 47% and 25%, respectively, of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	107

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,		Period from July 28, 2014 (commencement of operations) through February 28, 2015
			2017	2016
Net asset value, beginning of period	$20.39		$18.65	$19.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.21	0.16	(0.03)
Net realized and unrealized gain (loss)	3.19		2.23	(0.85)	(0.15	)(a)

Total from investment operations	3.22		2.44	(0.69)	(0.18)

Less distributions to shareholders:
From net investment income	(0.02)		(0.32)	(0.21)	(0.01)
From net realized gains	(0.48)		(0.38)	(0.26)	—

Total distributions	(0.50)		(0.70)	(0.47)	(0.01)

Net asset value, end of period	$23.11		$20.39	$18.65	$19.81

Total Return(b)	15.83	%**	13.21%	(3.64)%	(0.89	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,007,768		$992,819	$1,138,735	$843,864
Net expenses to average daily net assets	1.23	%*	1.23%	1.29%	1.36	%*
Net investment income (loss) to average daily net assets	0.23	%*	1.05%	0.80%	(0.25	)%*
Portfolio turnover rate	5	%**	87%	69%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	—	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03	$0.07	$0.13

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

108	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28/29,
			2017		2016	2015	2014		2013
Net asset value, beginning of period	$19.76		$17.43		$21.89	$23.43	$21.47		$21.26

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.51		0.75	0.76	0.68		0.65
Net realized and unrealized gain (loss)	1.59		2.36		(3.47)	0.44	2.96		1.57

Total from investment operations	1.71		2.87		(2.72)	1.20	3.64		2.22

Less distributions to shareholders:
From net investment income	(0.05)		(0.53)		(0.80)	(0.87)	(0.78)		(0.75)
From net realized gains	—		(0.01)		(0.94)	(1.87)	(0.90)		(1.26)

Total distributions	(0.05)		(0.54)		(1.74)	(2.74)	(1.68)		(2.01)

Net asset value, end of period	$21.42		$19.76		$17.43	$21.89	$23.43		$21.47

Total Return(b)	8.65	%**	16.60%		(13.00)%	5.36%	17.24%		10.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,910,233		$2,016,999		$1,967,916	$2,449,194	$2,455,863		$2,168,928
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%		0.00%	0.00%	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	1.11	%*	2.69%		3.80%	3.31%	2.99%		3.01%
Portfolio turnover rate	15	%(f)**	28	%(f)	65%	30%	53%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%	0.01%	0.01%		0.01%
Redemption fees consisted of the following per share amounts:†	$0.01		$0.00	(g)	$0.00 (g)	$0.00 (g)	$0.00	(g)	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2017 and period ended August 31, 2017, including transactions in USTF, was 39% and 14%, respectively, of the average value of its portfolio.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	109

GMO Trust Funds

Notes to Financial Statements

August 31, 2017 (Unaudited)

1.	Organization

Each of Alpha Only Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in their wholly-owned subsidiaries, GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds.” As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alpha Only Fund	Citigroup 3-Month Treasury Bill Index	Total return greater than benchmark
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not “relative” return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not “relative” return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Citigroup 3-Month Treasury Bill Index	Long-term total return
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Barclays U.S. Aggregate Index)	Total return greater than benchmark

Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

Global Developed Equity Allocation Fund is currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Implementation SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, BFAF was no longer the sole shareholder of Implementation Fund, thus consolidation was no longer required. The accompanying Financial Highlights for BFAF include the accounts of Implementation Fund through July 31, 2015. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2017, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, if any, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2017. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and are described in the disclosures of the underlying funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a specific relevant pricing source determined by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2017 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	—		52%	—
Benchmark-Free Allocation Fund	< 1%		34%	2%
Benchmark-Free Fund	< 1%		41%	2%
Global Asset Allocation Fund	< 1%		40%	< 1%
Global Developed Equity Allocation Fund	< 1%		57%	—
Global Equity Allocation Fund	< 1%		63%	—
Consolidated Implementation Fund	0%	§	41%	2%
International Developed Equity Allocation Fund	< 1%		97%	—
International Equity Allocation Fund	< 1%		94%	—
Consolidated SGM Major Markets Fund	—		<1%	—
Consolidated Special Opportunities Fund	—		12%	—
Strategic Opportunities Allocation Fund	< 1%		48%	<1%

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2017.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) or as disclosed in the Asset and Liability Valuation Inputs table below, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2017.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,582,126	$—	$2,582,126
Austria	—	545,133	—	545,133
Belgium	—	209,484	—	209,484
Brazil	—	1,142,161	—	1,142,161
Chile	—	77,313	—	77,313
China	20,010	16,254,803	—	16,274,813
Colombia	87,148	—	—	87,148

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1		Level 2	Level 3		Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Czech Republic	$—		$203,559	$—		$203,559
Denmark	—		143,944	—		143,944
Egypt	—		6,952	—		6,952
Finland	—		572,926	—		572,926
France	—		8,000,925	—		8,000,925
Germany	—		7,791,718	—		7,791,718
Greece	—		30,623	—		30,623
Hong Kong	—		1,327,758	—		1,327,758
Hungary	—		156,640	—		156,640
India	—		6,353,426	10,407		6,363,833
Indonesia	—		711,074	—		711,074
Ireland	—		6,833	—		6,833
Israel	48,505		73,226	—		121,731
Italy	—		2,466,145	—		2,466,145
Japan	—		16,038,938	—		16,038,938
Malaysia	—		681,237	0	§	681,237
Mexico	1,747,207		—	—		1,747,207
Netherlands	15,090		2,035,442	—		2,050,532
New Zealand	—		37,437	—		37,437
Norway	—		1,079,320	—		1,079,320
Peru	585,411		—	—		585,411
Philippines	—		308,590	—		308,590
Poland	—		1,391,993	—		1,391,993
Portugal	—		33,613	—		33,613
Qatar	—		224,908	—		224,908
Russia	—		145,184	—		145,184
Singapore	—		404,710	—		404,710
South Africa	—		3,299,226	—		3,299,226
South Korea	—		5,713,883	—		5,713,883
Spain	—		3,986,115	—		3,986,115
Sweden	—		2,392,452	—		2,392,452
Switzerland	—		5,203,413	—		5,203,413
Taiwan	1,694,372		7,307,309	—		9,001,681
Thailand	—		273,189	—		273,189
Turkey	—		2,375,894	—		2,375,894
United Arab Emirates	—		181,541	—		181,541
United Kingdom	—		15,541,018	—		15,541,018
United States	86,328,370		—	—		86,328,370

TOTAL COMMON STOCKS	90,526,113		117,312,181	10,407		207,848,701

Preferred Stocks
Brazil	—		2,841,429	—		2,841,429
Colombia	40,945		—	—		40,945
Germany	—		574,909	—		574,909
Russia	—		13,710	—		13,710
South Korea	—		600,505	—		600,505

TOTAL PREFERRED STOCKS	40,945		4,030,553	—		4,071,498

Rights/Warrants
China	0	§	—	—		0	§

TOTAL RIGHTS/WARRANTS	0	§	—	—		0	§

Mutual Funds
United States	10,471,405		—	—		10,471,405

TOTAL MUTUAL FUNDS	10,471,405		—	—		10,471,405

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$10,116,159	$—	$—	$10,116,159

Total Investments	111,154,622	121,342,734	10,407	232,507,763

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	151,358	—	151,358

Total	$111,154,622	$121,494,092	$10,407	$232,659,121

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(825,475)	$—	$(825,475)
Futures Contracts
Equity Risk	(3,172,625)	—	—	(3,172,625)

Total	$(3,172,625)	$(825,475)	$—	$(3,998,100)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$13,576,848,340	$—	$—	$13,576,848,340
Short-Term Investments	8,128,419	—	—	8,128,419

Total Investments	13,584,976,759	—	—	13,584,976,759

Total	$13,584,976,759	$—	$—	$13,584,976,759

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$21,598,351	$—	$21,598,351
Austria	—	8,001,784	—	8,001,784
Belgium	—	1,231,575	—	1,231,575
Brazil	5,613,597	13,356,653	—	18,970,250
Canada	35,442,833	—	—	35,442,833
Chile	—	408,853	—	408,853
China	24,628,394	204,068,335	—	228,696,729
Colombia	2,857,917	—	—	2,857,917
Czech Republic	—	3,005,753	—	3,005,753
Denmark	—	554,630	—	554,630
Finland	—	8,743,583	—	8,743,583
France	3,465,328	70,288,310	—	73,753,638
Germany	—	70,398,900	—	70,398,900
Greece	—	2,203,655	—	2,203,655
Hong Kong	—	32,556,390	—	32,556,390
Hungary	—	3,429,409	—	3,429,409
India	10,058,360	70,525,918	—	80,584,278
Indonesia	—	1,987,812	—	1,987,812
Israel	—	1,590,786	—	1,590,786
Italy	4,616,163	11,475,010	—	16,091,173
Japan	—	150,241,545	—	150,241,545
Malaysia	—	675,309	—	675,309
Mexico	15,949,871	—	—	15,949,871
Netherlands	1,648,320	22,415,967	—	24,064,287
New Zealand	—	2,072,086	—	2,072,086

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Norway	$—	$11,856,202	$—	$11,856,202
Philippines	—	233,803	—	233,803
Poland	—	13,224,672	—	13,224,672
Portugal	—	594,197	—	594,197
Qatar	—	469,132	—	469,132
Russia	1,528,470	1,595,257	—	3,123,727
Singapore	—	4,724,771	—	4,724,771
South Africa	—	55,533,026	—	55,533,026
South Korea	—	90,790,527	—	90,790,527
Spain	—	25,328,544	—	25,328,544
Sweden	—	18,548,482	—	18,548,482
Switzerland	—	31,919,000	—	31,919,000
Taiwan	3,314,065	104,113,208	—	107,427,273
Thailand	—	17,711,595	—	17,711,595
Turkey	—	41,558,501	—	41,558,501
United Arab Emirates	—	561,394	—	561,394
United Kingdom	472,112	81,525,767	—	81,997,879
United States	143,598,018	—	—	143,598,018

TOTAL COMMON STOCKS	253,193,448	1,201,118,692	—	1,454,312,140

Debt Obligations
Jersey	—	603,209	—	603,209
United States	437,328,054	714,834,306	—	1,152,162,360

TOTAL DEBT OBLIGATIONS	437,328,054	714,834,306	—	1,152,162,360
Preferred Stocks
Brazil	4,605,714	40,645,417	—	45,251,131
Germany	—	4,173,592	—	4,173,592
Russia	—	64,943	—	64,943
South Korea	—	17,981,632	—	17,981,632

TOTAL PREFERRED STOCKS	4,605,714	62,865,584	—	67,471,298

Investment Funds
United States	4,909,916	—	—	4,909,916

TOTAL INVESTMENT FUNDS	4,909,916	—	—	4,909,916

Mutual Funds
United States	1,339,020,458	—	—	1,339,020,458

TOTAL MUTUAL FUNDS	1,339,020,458	—	—	1,339,020,458

Short-Term Investments	41,886,219	220,039,768	—	261,925,987

Total Investments	2,080,943,809	2,199,461,559	—	4,280,405,368

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	160,970	—	160,970
Futures Contracts
Equity Risk	170,315	—	—	170,315

Total	$2,081,114,124	$2,199,622,529	$—	$4,280,736,653

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,293,929)	—	(1,293,929)

Total Forward Currency Contracts	$—	$(1,293,929)	$—	$(1,293,929)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,428,244,261	$—	$—		$2,428,244,261
Debt Obligations
Asset-Backed Securities	—	74,533	—		74,533

TOTAL DEBT OBLIGATIONS	—	74,533	—		74,533

Short-Term Investments	275,165	—	—		275,165

Total Investments	2,428,519,426	74,533	—		2,428,593,959

Total	$2,428,519,426	$74,533	$—		$2,428,593,959

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$622,145,562	$—	$—		$622,145,562
Short-Term Investments	33,313,442	—	—		33,313,442

Total Investments	655,459,004	—	—		655,459,004

Total	$655,459,004	$—	$—		$655,459,004

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,415,639,569	$—	$—		$2,415,639,569
Short-Term Investments	1,037,451	—	—		1,037,451

Total Investments	2,416,677,020	—	—		2,416,677,020

Total	$2,416,677,020	$—	$—		$2,416,677,020

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$58,802,863	$—		$58,802,863
Austria	—	25,002,789	—		25,002,789
Belgium	—	2,165,106	—		2,165,106
Brazil	4,960,467	84,041,948	—		89,002,415
Canada	101,287,561	—	—		101,287,561
Chile	—	1,914,789	—		1,914,789
China	88,392,482	816,602,013	0	§	904,994,495
Colombia	9,491,825	—	—		9,491,825
Czech Republic	—	20,629,935	—		20,629,935
Denmark	—	3,952,555	—		3,952,555
Finland	—	21,392,766	—		21,392,766
France	9,225,760	219,618,282	—		228,844,042
Germany	—	200,202,796	—		200,202,796
Greece	—	18,110,062	—		18,110,062
Hong Kong	—	88,711,936	—		88,711,936
Hungary	—	11,479,669	—		11,479,669
India	51,092,400	318,797,563	—		369,889,963
Indonesia	628,696	7,924,455	—		8,553,151
Ireland	—	56,498	—		56,498
Israel	556,041	4,044,307	—		4,600,348
Italy	13,360,153	52,542,349	—		65,902,502
Japan	—	423,943,948	—		423,943,948

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Malaysia	$—	$997,842	$—		$997,842
Mexico	41,304,189	—	—		41,304,189
Netherlands	59,684,355	41,888,206	—		101,572,561
New Zealand	—	2,846,482	—		2,846,482
Norway	—	29,937,304	—		29,937,304
Philippines	—	764,348	—		764,348
Poland	—	52,880,815	—		52,880,815
Portugal	—	2,076,201	—		2,076,201
Qatar	—	5,152,674	—		5,152,674
Russia	29,482,488	36,723,487	—		66,205,975
Singapore	—	8,389,395	—		8,389,395
South Africa	—	153,248,155	—		153,248,155
South Korea	2,283,687	436,111,863	—		438,395,550
Spain	28,420,108	62,021,757	—		90,441,865
Sweden	—	47,030,725	—		47,030,725
Switzerland	—	86,468,335	—		86,468,335
Taiwan	50,639,553	590,484,683	—		641,124,236
Thailand	—	160,931,661	—		160,931,661
Turkey	—	191,221,280	—		191,221,280
United Arab Emirates	—	3,270,749	—		3,270,749
United Kingdom	9,385,659	280,059,885	—		289,445,544
United States	805,231,148	—	—		805,231,148

TOTAL COMMON STOCKS	1,305,426,572	4,572,442,476	0	§	5,877,869,048

Preferred Stocks
Brazil	1,239,359	127,932,631	—		129,171,990
Germany	—	13,669,101	—		13,669,101
Russia	—	5,188,425	—		5,188,425
South Korea	—	79,604,302	—		79,604,302

TOTAL PREFERRED STOCKS	1,239,359	226,394,459	—		227,633,818

Rights/Warrants
Canada	270,030	—	—		270,030
Hong Kong	2,762	—	—		2,762
Singapore	—	—	2,520,800		2,520,800
United States	—	—	1,104,414		1,104,414

TOTAL RIGHTS/WARRANTS	272,792	—	3,625,214		3,898,006

Investment Funds
United States	36,017,722	—	—		36,017,722

TOTAL INVESTMENT FUNDS	36,017,722	—	—		36,017,722

Debt Obligations
Australia	—	1,315,250	—		1,315,250
Brazil	—	15,586,398	—		15,586,398
Canada	—	7,002,261	—		7,002,261
Denmark	—	—	23,996,750		23,996,750
France	—	1,386,378	—		1,386,378
Germany	—	1,138,968	—		1,138,968
Hong Kong	—	791,250	—		791,250
Ireland	—	780,000	—		780,000
Italy	—	3,109,486	—		3,109,486
Japan	—	217,828,548	—		217,828,548

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations (continued)
Jersey	$—	$1,652,582	$—	$1,652,582
Luxembourg	—	725,625	—	725,625
Puerto Rico	—	33,294,986	—	33,294,986
Spain	—	2,616,549	15,353,020	17,969,569
United Kingdom	—	7,762,135	—	7,762,135
United States	1,827,419,935	2,007,882,400	41,069,640	3,876,371,975

TOTAL DEBT OBLIGATIONS	1,827,419,935	2,302,872,816	80,419,410	4,210,712,161

Mutual Funds
United States	178,972,044	—	—	178,972,044

TOTAL MUTUAL FUNDS	178,972,044	—	—	178,972,044

Purchased Options	14,553,034	17,763	—	14,570,797
Short-Term Investments	207,078,568	635,029,586	—	842,108,154

Total Investments	3,570,980,026	7,736,757,100	84,044,624	11,391,781,750

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	23,492,628	—	23,492,628
Futures Contracts
Equity Risk	2,693,099	—	—	2,693,099
Interest Rate Risk	58,324	—	—	58,324
Swap Contracts
Credit Risk	—	11,291,744	—	11,291,744
Equity Risk	—	38,907	—	38,907
Interest Rate Risk	—	3,633,792	—	3,633,792

Total	$3,573,731,449	$7,775,214,171	$84,044,624	$11,432,990,244

Liability Valuation Inputs
Common Stocks
China	$(180,898,207)	$—	$—	$(180,898,207)
France	—	(19,283,375)	—	(19,283,375)
Japan	—	(23,777,763)	—	(23,777,763)
Switzerland	—	(31,709,458)	—	(31,709,458)
United Kingdom	—	(15,087,019)	—	(15,087,019)
United States	(160,828,951)	—	—	(160,828,951)

Total Common Stocks	(341,727,158)	(89,857,615)	—	(431,584,773)

Exchange-Traded Funds
United States	(10,564,628)	—	—	(10,564,628)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(28,509,624)	—	(28,509,624)
Futures Contracts
Interest Rate Risk	(33,338)	—	—	(33,338)
Written Options
Credit Risk	—	(278,773)	—	(278,773)
Equity Risk	(1,021,575)	(1,902,950)	—	(2,924,525)
Swap Contracts
Credit Risk	—	(4,414,964)	—	(4,414,964)
Equity Risk	—	(147,854)	—	(147,854)
Interest Rate Risk	—	(7,656,394)	—	(7,656,394)

Total	$(353,346,699)	$(132,768,174)	$—	$(486,114,873)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$638,287,786	$—	$—	$638,287,786
Short-Term Investments	1,924,919	—	—	1,924,919

Total Investments	640,212,705	—	—	640,212,705

Total	$640,212,705	$—	$—	$640,212,705

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,078,362,479	$—	$—	$1,078,362,479
Short-Term Investments	370,639	—	—	370,639

Total Investments	1,078,733,118	—	—	1,078,733,118

Total	$1,078,733,118	$—	$—	$1,078,733,118

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$139,281,042	$—	$—	$139,281,042
U.S. Government Agency	57,461,551	—	—	57,461,551

TOTAL DEBT OBLIGATIONS	196,742,593	—	—	196,742,593

Mutual Funds	755,934,858	—	—	755,934,858
Short-Term Investments	525,675,768	—	—	525,675,768

Total Investments	1,478,353,219	—	—	1,478,353,219

Derivatives^
Forward Currency Contracts
Foreign Currency Risk
	—	3,967,882	—	3,967,882
Futures Contracts
Equity Risk	13,355,310	565,143	—	13,920,453
Physical Commodity Contract Risk	5,774,577	—	—	5,774,577
Interest Rate Risk	189,666	—	—	189,666

Total	$1,497,672,772	$4,533,025	$—	$1,502,205,797

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk
	$—	$(2,966,952)	$—	$(2,966,952)
Futures Contracts
Interest Rate Risk	(1,751,835)	(1,364,229)	—	(3,116,064)
Equity Risk	(3,869,587)	(18,552,920)	—	(22,422,507)

Total	$(5,621,422)	$(22,884,101)	$—	$(28,505,523)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Canada	$120,120	$—	$—	$120,120
Germany	—	33,700,873	—	33,700,873
Netherlands	40,961,500	—	—	40,961,500

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Special Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Romania	$—	$24,248,846	$—	$24,248,846
United Kingdom	—	65,044,846	—	65,044,846
United States	606,314,200	—	—	606,314,200

TOTAL COMMON STOCKS	647,395,820	122,994,565	—	770,390,385

Debt Obligations
Jamaica	—	14,027,467	—	14,027,467

TOTAL DEBT OBLIGATIONS	—	14,027,467	—	14,027,467

Short-Term Investments	217,116,720	—	—	217,116,720

Total Investments	864,512,540	137,022,032	—	1,001,534,572

Total	$864,512,540	$137,022,032	$—	$1,001,534,572

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(305,217)	$—	$(305,217)
Futures Contracts
Physical Commodity Contract Risk	(1,047,250)	—	—	(1,047,250)
Written Options
Equity Risk	(34,450)	—	—	(34,450)

Total	$(1,081,700)	$(305,217)	$—	$(1,386,917)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,754,613,028	$—	$—	$1,754,613,028
Debt Obligations
U.S. Government	—	153,973,403	—	153,973,403

TOTAL DEBT OBLIGATIONS	—	153,973,403	—	153,973,403

Short-Term Investments	318,278	—	—	318,278

Total Investments	1,754,931,306	153,973,403	—	1,908,904,709

Total	$1,754,931,306	$153,973,403	$—	$1,908,904,709

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.
§	Represents the interest in securities that were determined to have a value of zero at August 31, 2017.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2017, there were no significant transfers between Level 1 and Level 2.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2017	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†		Transfer out of Level 3†		Balances as of August 31, 2017	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2017
Alpha Only Fund
Common Stocks
India	$—	$—	$—	$—	$—	$—	$10,467	‡	$—		$10,467	$—
Rights/Warrants
Brazil	1,259	—	0	—	—	(1,259)	—		—		—	—
Malaysia	1,065	—	0	—	—	(1,065)	—		—		—	—

Total	$2,324	$—	$0	$—	$—	$(2,324)	$10,467		$—		$10,467	$—

Benchmark-Free Fund
Rights/Warrants
Brazil	$86,276	$—	$0	$—	$—	$(86,276)	$—		$—		$—	$—
India	41,572	—	(27,638)	—	27,638	(41,572)	—		—		—	—

Total	$127,848	$—	$(27,638)	$—	$27,638	$(127,848)	$—		$—		$—	$—

Consolidated Implementation Fund
Common Stocks
South Korea	$165,612	$—	$(179,947)	$—	$(5)	$82,674	$—		$(68,334	)‡	$—	$—
Sweden	15,364,011	—	(16,008,680)	—	(96,494)	741,163	—		—		—	—
Rights/Warrants
Brazil	302,934	—	0	—	—	(302,934)	—		—		—	—
India	232,428	—	(154,523)	—	154,523	(232,428)	—		—		—	—
Singapore	2,520,800	—	—	—	—	—	—		—		2,520,800	—
United States	4,609,155	—	—	—	—	(3,504,741)	—		—		1,104,414	(3,504,741)
Debt Obligations
Bank Loans
Denmark	28,915,608	—	(2,835,379)	—	(2,250)	(2,081,229)	—		—		23,996,750	(2,081,229)
Spain	—	15,063,994	—	(19,692)	—	308,718	—		—		15,353,020	308,718
United States	54,888,786	—	(13,958,729)	28,170	117,066	(5,653)	—		—		41,069,640	(5,653)

Total Investments	$106,999,334	$15,063,994	$(33,137,258)	$8,478	$172,840	$(4,994,430)	$—		$(68,334)		$84,044,624	$(5,282,905)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2017 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	< 1%
Benchmark-Free Allocation Fund	1%
Benchmark-Free Fund	< 1%
Global Asset Allocation Fund	< 1%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
Consolidated Implementation Fund	1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated SGM Major Markets Fund	—
Consolidated Special Opportunities Fund	—
Strategic Opportunities Allocation Fund	1%

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of August 31, 2017, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value	Weighted Average Maturity (days)
Benchmark-Free Fund	Daiwa Capital Markets America Inc.	$156,491,353	1.0
Consolidated Implementation Fund	Daiwa Capital Markets America Inc.	$315,137,681	1.0
	Nomura Securities International Inc.	$299,999,825	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2017, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Consolidated Implementation Fund	$1,143,417	$1,247,215

As of August 31, 2017, Implementation Fund had investments in reverse repurchase agreements with Barclays Bank plc with a gross value of $1,143,417. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2017, the reverse repurchase agreements held by Implementation Fund had open maturity dates. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2017

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	Demand	Total
Consolidated Implementation Fund
Reverse Repurchase Agreements
Non-U.S. Government Debt Obligations	$—	$—	$—	$—	$1,143.417	$1,143.417

Total Borrowings	$—	$—	$—	$—	$1,143.417	$1,143.417

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of SGM Major Markets Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2017, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

As of February 28, 2017, certain Funds elected to defer to March 1, 2017 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Alpha Only Fund	(6,466)	(21,761,001)
Benchmark-Free Allocation Fund	(13,411,417)	—
Benchmark-Free Fund	—	(2,214,773)
Global Asset Allocation Fund	—	(13,133,698)
Global Developed Equity Allocation Fund	(3,852)	—
Global Equity Allocation Fund	(7,532)	—
Consolidated Implementation Fund	—	—
International Developed Equity Allocation Fund	(2,779)	(25,050,614)
International Equity Allocation Fund	(4,131)	(1,063,745)
Consolidated SGM Major Markets Fund	(27,088,428)	—
Consolidated Special Opportunities Fund	(239,136)	(6,744,894)
Strategic Opportunities Allocation Fund	—	—

As of February 28, 2017, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2017, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Long- Term ($)

Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
Alpha Only Fund	—	—	(210,317,423)	(210,317,423)	(160,080,740)
Benchmark-Free Allocation Fund	(22,052,464)	(7,441,107)	(20,273,725)	(49,767,296)	(366,483,471)
Benchmark-Free Fund	—	—	(56,983,052)	(56,983,052)	(512,048,516)
Global Asset Allocation Fund	—	—	(1,075,470)	(1,075,470)	(209,666,102)
Global Developed Equity Allocation Fund	—	—	—	—	(62,444,314)
Global Equity Allocation Fund	—	—	—	—	(258,545,432)
Consolidated Implementation Fund	—	—	(996,843,618)	(996,843,618)	(272,616,497)
International Developed Equity Allocation Fund	(14,472,130)	(22,515,333)	—	(36,987,463)	(37,910,971)
International Equity Allocation Fund	—	—	—	—	(50,815,115)
Consolidated SGM Major Markets Fund	—	—	—	—	—
Consolidated Special Opportunities Fund	—	—	—	—	—
Strategic Opportunities Allocation Fund	—	—	—	—	(16,043,549)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

As of August 31, 2017, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any) and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	202,738,796	32,671,816	(2,902,849)	29,768,967	(3,846,742)
Benchmark-Free Allocation Fund	12,928,192,668	723,345,357	(66,561,266)	656,784,091	—
Benchmark-Free Fund	3,891,269,938	408,631,885	(19,496,455)	389,135,430	(962,644)
Global Asset Allocation Fund	2,435,419,299	46,135,915	(52,961,255)	(6,825,340)	—
Global Developed Equity Allocation Fund	644,043,137	11,415,867	—	11,415,867	—
Global Equity Allocation Fund	2,423,999,617	62,245,195	(69,567,792)	(7,322,597)	—
Consolidated Implementation Fund	10,376,128,147	767,381,717	(193,877,515)	573,504,202	(10,463,732)
International Developed Equity Allocation Fund	701,519,939	—	(61,307,234)	(61,307,234)	—
International Equity Allocation Fund	1,097,346,821	80,723	(18,694,426)	(18,613,703)	—
Consolidated SGM Major Markets Fund	1,483,372,086	55,377,086	(60,395,953)	(5,018,867)	(4,652,945)
Consolidated Special Opportunities Fund	847,829,832	179,233,059	(25,528,319)	153,704,740	(1,386,917)
Strategic Opportunities Allocation Fund	1,829,906,032	83,253,762	(4,255,085)	78,998,677	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

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Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent for all Funds except Alpha Only Fund. For Alpha Only Fund, Brown Brothers Harriman & Co. (“BBH”) serves as the custodian and fund accounting agent and State Street serves as the transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Each of the Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Funds are typically reassessed periodically by GMO.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchases or redemptions of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those vehicles will tend to benefit more than other Fund shareholders from the waivers of purchase premiums and redemption fees that may occur when purchases and redemptions occur on the same day.

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As of August 31, 2017, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only Fund	Benchmark-Free Allocation Fund(a)	Benchmark-Free Fund(b)	Global Asset Allocation Fund(c)	Global Developed Equity Allocation Fund(d)	Global Equity Allocation Fund(e)	Implementation Fund(f)	International Developed Equity Allocation Fund(g)	International Equity Allocation Fund(h)	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund(i)
Purchase Premium	—	0.20%	0.25%	0.15%	0.08%	0.18%	0.20%	0.08%	0.25%	—	0.50%	0.20%
Redemption Fee	—	0.20%	0.25%	0.15%	0.08%	0.18%	0.20%	0.08%	0.25%	—	0.50%	0.20%

(a)	For the periods from June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.13% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.
(b)	For the periods from June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.13% and 0.14%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.13% of the amount invested or redeemed.
(c)	For the period from June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.14% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.10% of the amount invested or redeemed.
(d)	Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.
(e)	For the period from June 30, 2015 to June 30, 2016, and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.19% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.
(f)	Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.
(g)	Prior to March 10, 2014, there was no premium on cash purchases or fees on cash redemptions.
(h)	For the period from June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.27% and 0.20%, respectively, of the amount invested or redeemed. Prior to June 20, 2013, the same fees were each 0.21% of the amount invested or redeemed.
(i)	For the period from June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.14% and 0.06% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.07% of the amount invested or redeemed.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk		X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk		X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk		X	X	X			X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying

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Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and

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August 31, 2017 (Unaudited)

what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments are also subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

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The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case a Fund may have to purchase U.S. dollars at an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the exposure arises.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. In addition, the SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements

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or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time

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remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

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• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) or in a wholly-owned subsidiary are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds or a wholly-owned subsidiary are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary in which it invests, and the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk because those underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in ETFs involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.”

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts may not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has posted with the futures commission merchant or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts that any person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, which may adversely affect the market liquidity of the futures contracts, options, and economically equivalent derivatives in which a Fund invests. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

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Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of the foreign exchange or the laws of the country in which the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark. The degree to which a Fund’s securities are illiquid may affect the likelihood of its paying redemption proceeds in-kind.

In recent years, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that is not ultimately received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. Additionally, redemptions and purchases of shares by a large shareholder or group of shareholders potentially limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage

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increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio also will be leveraged if it exercises its right to delay payment on a redemption and can result in losses if the value of the Fund’s assets changes between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a change in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty or have the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market events. In addition, they use assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) is wrong.

GMO relies heavily on quantitative models in making investment decisions for SGM Major Markets Fund. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance,

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cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being unable, among other things, to buy or sell securities or accurately price their investments. The Funds cannot directly control cyber security plans and systems put in place by their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by a company whose securities are held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). A significant degree of uncertainty exists about the time frame for Brexit and whether it will have a negative impact on the United Kingdom, the European Union and/or the broader global economy.

War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

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• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also will affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

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Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on selling put options on stock indices, GMO expects its net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, these investments also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with a significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

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Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. Steps to curtail or “taper” such activities (such as recent indications from the U.S. Federal Reserve of its intent to do so) and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including greater distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not diversified.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. A Fund’s pursuit of such refunds may subject a Fund to various administrative and/or judicial proceedings. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one.

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The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that the refund will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Australian tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in foreign currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license and thus limits the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license and thereby limit the Fund’s investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a smaller group of key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

Benchmark-Free Allocation Fund, Benchmark-Free Fund and Implementation Fund may take temporary defensive positions if deemed prudent by GMO.

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To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2017, only Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Special Opportunities Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Special Opportunities Fund (or their wholly-owned subsidiary).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded

Use of Derivatives by Benchmark-Free Fund and Implementation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it

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holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, related options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by SGM Major Markets Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Fund may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt

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instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

* * *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2017, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Consolidated Special Opportunities Fund*
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X	X
Manage against anticipated currency exchange rate changes			X
Futures contracts
Adjust exposure to certain securities markets		X	X	X
Substitute for direct investment				X	X
Adjust interest rate exposure			X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests	X

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Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Consolidated Special Opportunities Fund*
Options (Purchased)
Substitute for direct equity investment			X
Adjust currency exchange rate risk			X
Adjust exposure to foreign currencies			X
Options (Written)
Substitute for direct equity investment			X		X
Adjust currency exchange rate risk			X
Adjust exposure to foreign currencies			X
Adjust interest rate exposure			X
Swap contracts
Adjust interest rate exposure		X	X
Substitute for direct investment in securities			X
Achieve exposure to a reference entity’s credit			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively

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preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2017 and the Statements of Operations for the period ended August 31, 2017^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$151,358	$—	$—	$151,358

Total	$—	$—	$—	$151,358	$—	$—	$151,358

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$151,358	$—	$—	$151,358

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(825,475)	$—	$—	$(825,475)
Unrealized Depreciation on Futures Contracts¤	—	—	(3,172,625)	—	—	—	(3,172,625)

Total	$—	$—	$(3,172,625)	$(825,475)	$—	$—	$(3,998,100)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(3,172,625)	$(825,475)	$—	$—	$(3,998,100)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$20,701	$—	$—	$—	$20,701
Forward Currency Contracts	—	—	—	(2,350,449)	—	—	(2,350,449)
Futures Contracts	—	—	(13,539,867)	—	—	—	(13,539,867)

Total	$—	$—	$(13,519,166)	$(2,350,449)	$—	$—	$(15,869,615)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$(3,174)	$—	$—	$—	$(3,174)
Forward Currency Contracts	—	—	—	(674,117)	—	—	(674,117)
Futures Contracts	—	—	5,210,519	—	—	—	5,210,519

Total	$—	$—	$5,207,345	$(674,117)	$—	$—	$4,533,228

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$160,970	$—	$—	$160,970
Unrealized Appreciation on Futures Contracts¤	—	—	170,315	—	—	—	170,315

Total	$—	$—	$170,315	$160,970	$—	$—	$331,285

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$170,315	$160,970	$—	$—	$331,285

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,293,929)	$—	$—	$(1,293,929)

Total	$—	$—	$—	$(1,293,929)	$—	$—	$(1,293,929)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$(1,293,929)	$—	$—	$(1,293,929)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Fund (continued)
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$27,638	$—	$—	$—	$27,638
Forward Currency Contracts	—	—	—	(2,903,734)	—	—	(2,903,734)
Swap Contracts	—	—	2,357	—	—	—	2,357

Total	$—	$—	$29,995	$(2,903,734)	$—	$—	$(2,873,739)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$(127,848)	$—	$—	$—	$(127,848)
Forward Currency Contracts	—	—	—	(1,132,959)	—	—	(1,132,959)
Futures Contracts	—	—	170,315	—	—	—	170,315

Total	$—	$—	$42,467	$(1,132,959)	$—	$—	$(1,090,492)

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$14,553,034	$17,763	$—	$—	$14,570,797
Investments, at value (rights and/or warrants)	—	—	3,898,006	—	—	—	3,898,006
Unrealized Appreciation on Forward Currency Contracts	—	—	—	23,492,628	—	—	23,492,628
Unrealized Appreciation on Futures Contracts☐	—	—	2,693,099	—	58,324	—	2,751,423
Investments, at value (swap contracts)☐	11,291,744	—	38,907	—	3,633,792	—	14,964,443

Total	$11,291,744	$—	$21,183,046	$23,510,391	$3,692,116	$—	$59,677,297

Derivatives not subject to Master Agreements	$—	$—	$3,898,006	$—	$—	$—	$3,898,006

Total subject to Master Agreements	$11,291,744	$—	$17,285,040	$23,510,391	$3,692,116	$—	$55,779,291

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(28,509,624)	$—	$—	$(28,509,624)
Unrealized Depreciation on Futures Contracts☐	—	—	—	—	(33,338)	—	(33,338)
Written Options, at value	(278,773)	—	(2,924,525)	—	—	—	(3,203,298)
Investments, at value (swap contracts)☐	(4,414,964)	—	(147,854)	—	(7,656,394)	—	(12,219,212)

Total	$(4,693,737)	$—	$(3,072,379)	$(28,509,624)	$(7,689,732)	$—	$(43,965,472)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(4,693,737)	$—	$(3,072,379)	$(28,509,624)	$(7,689,732)	$—	$(43,965,472)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(4,227,263)	$(1,497,159)	$—	$—	$(5,724,422)
Investments (rights and/or warrants)	—	—	136,229	—	—	—	136,229
Forward Currency Contracts	—	—	—	(15,955,527)	—	—	(15,955,527)
Futures Contracts	—	—	—	—	648,254	—	648,254
Written Options	—	—	1,644,126	—	—	—	1,644,126
Swap Contracts	(5,174,037)	—	2,504,545	—	2,900,511	—	231,019

Total	$(5,174,037)	$—	$57,637	$(17,452,686)	$3,548,765	$—	$(19,020,321)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Implementation Fund (continued)
Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(2,819,145)	$961,857	$—	$—	$(1,857,288)
Investments (rights and/or warrants)	—	—	(3,833,405)	—	—	—	(3,833,405)
Forward Currency Contracts	—	—	—	(4,153,196)	—	—	(4,153,196)
Futures Contracts	—	—	2,693,099	—	(31,949)	—	2,661,150
Written Options	126,852	—	1,247,084	—	—	—	1,373,936
Swap Contracts	900,922	—	(618,742)	—	11,047,394	—	11,329,574

Total	$1,027,774	$—	$(3,331,109)	$(3,191,339)	$11,015,445	$—	$5,520,771

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$3,967,882	$—	$—	$3,967,882
Unrealized Appreciation on Futures Contracts☐	—	5,774,577	13,920,453	—	189,666	—	19,884,696

Total	$—	$5,774,577	$13,920,453	$3,967,882	$189,666	$—	$23,852,578

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$5,774,577	$13,920,453	$3,967,882	$189,666	$—	$23,852,578

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,966,952)	$—	$—	$(2,966,952)
Unrealized Depreciation on Futures Contracts☐	—	—	(22,422,507)	—	(3,116,064)	—	(25,538,571)

Total	$—	$—	$(22,422,507)	$(2,966,952)	$(3,116,064)	$—	$(28,505,523)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(22,422,507)	$(2,996,952)	$(3,116,064)	$—	$(28,505,523)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$(16,701,851)	$—	$—	$(16,701,851)
Futures Contracts	—	(5,653,761)	90,682,649	—	(8,229,687)	—	76,799,201

Total	$—	$(5,653,761)	$90,682,649	$(16,701,851)	$(8,229,687)	$—	$60,097,350

Change in Net Unrealized Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(1,986,742)	$—	$—	$(1,986,742)
Futures Contracts	—	9,222,333	(42,881,758)	—	2,599,951	—	(31,059,474)

Total	$—	$9,222,333	$(42,881,758)	$(1,986,742)	$2,599,951	$—	$(33,046,216)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Special Opportunities Fund
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(305,217)	$—	$—	$(305,217)
Unrealized Depreciation on Futures Contracts¤	—	(1,047,250)	—	—	—	—	(1,047,250)
Written Options, at value	—	—	(34,450)	—	—	—	(34,450)

Total	$—	$(1,047,250)	$(34,450)	$(305,217)	$—	$—	$(1,386,917)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(1,047,250)	$(34,450)	$(305,217)	$—	$—	$(1,386,917)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$(1,813,975)	$—	$—	$(1,813,975)
Futures Contracts	—	(2,213,658)	—	—	—	—	(2,213,658)
Written Options	—	—	2,298,524	—	—	—	2,298,524

Total	$—	$(2,213,658)	$2,298,524	$(1,813,975)	$—	$—	$(1,729,109)

Change in Net Unrealized Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(295,974)	$—	$—	$(295,974)
Futures Contracts	—	1,982,197	—	—	—	—	1,982,197
Written Options	—	—	(224,920)	—	—	—	(224,920)

Total	$—	$1,982,197	$(224,920)	(295,974)	$—	$—	$1,461,303

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
¤	The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the net amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2017, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2017:

Alpha Only Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$10,806	$—	$10,806	$—
Deutsche Bank AG	139,591	—	—	139,591
Goldman Sachs International	961	—	—	961

Total	$151,358	$—	$10,806	$140,552

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$3,748	$—	$—	$3,748
Barclays Bank plc	19,585	—	(10,806)	8,779
JPMorgan Chase Bank, N.A.	624,819	(624,819)	—	—	*
Morgan Stanley & Co. International PLC	177,323	(155,395)	—	21,928

Total	$825,475	$(780,214)	$(10,806)	$34,455

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$160,970	$—	$160,970	$—

Total	$160,970	$—	$160,970	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$723,193	$(318,234)	$(160,970)	$243,989
Goldman Sachs International	14,911	—	—	14,911
JPMorgan Chase Bank, N.A.	83,790	(34,484)	—	49,306
Morgan Stanley & Co. International PLC	472,035	(472,035)	—	—	*

Total	$1,293,929	$(824,753)	$(160,970)	$308,206

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$15,355	$—	$15,355	$—
Barclays Bank plc	1,105,017	—	1,105,017	—
Citibank N.A.	19,883	—	—	19,883
Deutsche Bank AG	294,051	(294,051)	—	—	*
Goldman Sachs International	22,845,845	(2,420,000)	(20,026,957)	398,888
JPMorgan Chase Bank, N.A.	4,730,558	—	4,730,558	—
Morgan Stanley & Co. International PLC	16,881	—	16,881	—
Morgan Stanley & Co. LLC	14,553,034	—	(2,924,525)	11,628,509

Total	$43,580,624	$(2,714,051)	$(17,083,671)	$12,047,280

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$166,825	$(151,470)	$(15,355)	$—	*
Barclays Bank plc	2,099,135	(994,118)	(1,105,017)	—	*
Credit Suisse International	388,123	(388,123)	—	—	*
Goldman Sachs International	20,026,957	—	20,026,957	—
JPMorgan Chase Bank, N.A.	7,553,241	(2,613,444)	(4,730,558)	209,239
Morgan Stanley & Co. International PLC	1,909,180	(1,822,218)	(16,881)	70,081
Morgan Stanley & Co. LLC	2,924,525	—	2,924,525	—	*
State Street Bank and Trust Company	10,871	—	—	10,871

Total	$35,078,857	$(5,969,373)	$17,083,671	$290,191

SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Deutsche Bank AG	$70,293	$—	$(3,097)	$67,196
JPMorgan Chase Bank, N.A.	449,883	—	449,883	—
Morgan Stanley & Co. International PLC	1,211,583	(361,238)	(850,345)	—	*
State Street Bank and Trust Company	2,045,532	—	(359,399)	1,686,133
UBS AG	190,591	—	190,591	—

Total	$3,967,882	$(361,238)	$(572,367)	$1,753,329

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG	$3,097	$—	$3,097	$—
JPMorgan Chase Bank, N.A.	1,442,823	—	(449,883)	992,940
Morgan Stanley & Co. International PLC	850,345	—	850,345	—
State Street Bank and Trust Company	359,399	—	359,399	—
UBS AG	311,288	—	(190,591)	120,697

Total	$2,966,952	$—	$572,367	$1,113,637

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Consolidated Special Opportunities Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$305,217	$(305,217)	$—	$—	*

Total	$305,217	$(305,217)	$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2017:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Options (Contracts)	Rights and/or Warrants ($)
Alpha Only Fund	47,311,135	189,369,011	—	—	—	3,043
Benchmark-Free Fund	262,054,508	1,441,033	1,808,333	—	—	61,289
Consolidated Implementation Fund	1,559,103,090	96,306,145	1,646,501,660	51,975,000	64,698	7,552,949
Consolidated SGM Major Markets Fund	907,047,095	2,289,069,054	—	—	—	—
Consolidated Special Opportunities Fund	22,013,768	3,345,550	—	—	2,845	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Management Fee	0.50%	0.65%	—	—	—	—	—	—	—	0.85%	1.10%	—

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include without limitation, (1) provision and presentation of educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser, (2) provision and presentation of similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests, (3) provision and presentation of information for inclusion in the quarterly or other periodic reports of the investor, (4) provision of responses to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation, (5) access to and meetings with GMO’s Chief Investment Strategist and Heads of GMO’s Asset Allocation Team and other investment professionals of GMO, (6) assistance with services provided by an investor’s investment adviser, and (7) such other assistance as may be requested from time to time by an investor or its agent, provided that such assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below

Fund Name	Class III		Class IV		Class V		Class VI	Class MF
Alpha Only Fund	0.15%		0.10%
Benchmark-Free Allocation Fund	0.15%		0.10%					0.10%
SGM Major Markets Fund	0.15%		0.10%				0.055%
Special Opportunities Fund	0.15%	*	0.10%	*	0.085%	*	0.055%

*	Class is offered but has no shareholders as of August 31, 2017.

For each Fund, other than Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Special Opportunities Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

These contractual waivers and reimbursements will continue through at least June 30, 2018 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fee paid to GMO. This reduction will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2017 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Alpha Only Fund	2,208	184
Benchmark-Free Allocation Fund	163,030	13,532
Benchmark-Free Fund	50,660	4,232
Global Asset Allocation Fund	28,667	2,392
Global Developed Equity Allocation Fund	11,147	1,004
Global Equity Allocation Fund	26,325	2,208
Consolidated Implementation Fund	134,784	11,124
International Developed Equity Allocation Fund	7,619	652
International Equity Allocation Fund	12,590	1,104
Consolidated SGM Major Markets Fund	17,826	1,472
Consolidated Special Opportunities Fund	11,757	920
Strategic Opportunities Allocation Fund	23,809	2,024

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2017 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding Shareholder Service Fees)	Indirect Shareholder Service Fees	Indirect Interest Expense		Total Indirect Expenses
Alpha Only Fund	< 0.001%	0.000%	0.000%		< 0.001%
Benchmark-Free Allocation Fund	0.157%	0.013%	0.041%	*	0.211%
Benchmark-Free Fund	0.244%	0.020%	< 0.001%		0.264%
Global Asset Allocation Fund	0.416%	0.064%	0.001%		0.481%
Global Developed Equity Allocation Fund	0.449%	0.071%	0.000%		0.520%
Global Equity Allocation Fund	0.495%	0.069%	0.000%		0.564%
Consolidated Implementation Fund	0.000%	0.000%	0.000%		0.000%
International Developed Equity Allocation Fund	0.527%	0.087%	0.000%		0.614%
International Equity Allocation Fund	0.583%	0.078%	0.000%		0.661%
Consolidated SGM Major Markets Fund	0.002%	0.000%	0.000%		0.002%
Consolidated Special Opportunities Fund	0.000%	0.000%	0.000%		0.000%
Strategic Opportunities Allocation Fund	0.402%	0.058%	< 0.001%		0.460%

*	Includes indirect dividend expense.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2017, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2017 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	—	151,806,776	—	168,546,228
Benchmark-Free Allocation Fund	—	746,579,279	—	1,711,236,332
Benchmark-Free Fund	1,042,579,697	908,067,842	1,088,401,327	1,184,337,594
Global Asset Allocation Fund	—	360,324,221	—	498,094,943
Global Developed Equity Allocation Fund	—	13,374,919	—	456,140,282
Global Equity Allocation Fund	—	215,999,720	—	211,676,701
Consolidated Implementation Fund	3,796,821,469	4,561,061,758	3,913,611,226	4,557,925,657
International Developed Equity Allocation Fund	—	5,004,935	—	42,655,463
International Equity Allocation Fund	—	30,149,356	—	167,202,738
Consolidated SGM Major Markets Fund	222,100,747	59,560,562	305,964,451	138,000,000
Consolidated Special Opportunities Fund	—	42,664,164	—	149,074,313
Strategic Opportunities Allocation Fund	80,425,378	192,617,267	40,217,380	487,318,395

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2017

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alpha Only Fund	3	‡	87.63%	0.09%	99.34%
Benchmark-Free Allocation Fund	1		41.99%	0.92%	2.30%
Benchmark-Free Fund	—		—	—	100.00%
Global Asset Allocation Fund	—		—	0.20%	7.72%
Global Developed Equity Allocation Fund	3		59.46%	<0.01%	—
Global Equity Allocation Fund	1		15.96%	0.01%	0.25%
Implementation Fund	1	‡	95.56%	—	100.00%
International Developed Equity Allocation Fund	5		76.20%	<0.01%	1.90%
International Equity Allocation Fund	4	†	68.04%	0.01%	22.47%
SGM Major Markets Fund±	2	#	80.76%	0.10%	96.68%
Special Opportunities Fund	2	#	96.13%	0.08%	99.54%
Strategic Opportunities Allocation Fund	1		31.03%	<0.01%	99.96%

±	The Fund’s outstanding shares were owned by more than 10 shareholders as of August 31, 2017.
†	One of the shareholders is another fund managed by GMO.
‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
Alpha Only Fund
Class III:
Shares sold	192,213	$4,143,802	23,049	$485,000
Shares issued to shareholders in reinvestment of distributions	2,134	46,437	10,799	226,478
Shares repurchased	(226,078)	(4,927,087)	(9,062)	(193,998)

Net increase (decrease)	(31,731)	$(736,848)	24,786	$517,480

Class IV:
Shares sold	232,474	$5,050,082	290,332	$6,216,866
Shares issued to shareholders in reinvestment of distributions	34,884	759,425	323,934	6,805,653
Shares repurchased	(862,704)	(18,502,722)	(2,820,045)	(60,624,321)

Net increase (decrease)	(595,346)	$(12,693,215)	(2,205,799)	$(47,601,802)

Benchmark-Free Allocation Fund
Class III:
Shares sold	9,284,237	$244,492,313	11,196,580	$282,349,518
Shares issued to shareholders in reinvestment of distributions	264,478	7,114,461	2,999,733	74,370,066
Shares repurchased	(33,770,271)	(898,341,055)	(60,921,352)	(1,511,866,800)
Purchase premiums	—	196,476	—	239,291
Redemption fees	—	965,342	—	3,224,150

Net increase (decrease)	(24,221,556)	$(645,572,463)	(46,725,039)	$(1,151,683,775)

Class IV:
Shares sold	28,667,325	$760,496,777	10,289,818	$256,114,599
Shares issued to shareholders in reinvestment of distributions	192,653	5,182,371	1,600,299	39,678,337
Shares repurchased	(23,384,302)	(625,721,497)	(15,488,463)	(390,292,674)
Purchase premiums	—	111,979	—	112,306
Redemption fees	—	544,917	—	1,579,024

Net increase (decrease)	5,475,676	$140,614,547	(3,598,346)	$(92,808,408)

Class MF:
Shares sold	1,657,321	$44,835,678	9,091,977	$219,971,887
Shares issued to shareholders in reinvestment of distributions	360,380	9,701,419	4,019,603	99,711,857
Shares repurchased	(20,683,312)	(545,105,582)	(127,883,060)	(3,192,649,982)
Purchase premiums	—	218,109	—	309,201
Redemption fees	—	1,075,602	—	4,213,744

Net increase (decrease)	(18,665,611)	$(489,274,774)	(114,771,480)	$(2,868,443,293)

Benchmark-Free Fund
Class III:
Shares sold	735,613	$14,443,143	2,964,651	$53,692,431
Shares issued to shareholders in reinvestment of distributions	1,036,971	20,729,045	6,315,267	114,708,600
Shares repurchased	(24,557,531)	(479,637,175)	(30,712,702)	(565,886,269)
Purchase premiums	—	—	—	2,491
Redemption fees	—	1,163,019	—	1,186,303

Net increase (decrease)	(22,784,947)	$(443,301,968)	(21,432,784)	$(396,296,444)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
Global Asset Allocation Fund
Class III:#
Shares sold	3,500,214	$112,555,991	617,412	$18,044,077
Shares issued to shareholders in reinvestment of distributions	141,099	4,520,819	1,753,044	51,432,938
Shares repurchased	(8,706,035)	(274,269,144)	(43,110,243)	(1,266,492,076)
Purchase premiums	—	126,627	—	19,792
Redemption fees	—	369,006	—	1,833,641

Net increase (decrease)	(5,064,722)	$(156,696,701)	(40,739,787)	$(1,195,161,628)

Global Developed Equity Allocation Fund
Class III:
Shares sold	—	$—	378,886	$7,197,962
Shares issued to shareholders in reinvestment of distributions	287,545	5,922,183	3,760,099	69,595,229
Shares repurchased	(21,961,093)	(454,145,803)	(35,852,275)	(679,060,489)
Purchase premiums	—	—	—	5,763
Redemption fees	—	363,317	—	543,248

Net increase (decrease)	(21,673,548)	$(447,860,303)	(31,713,290)	$(601,718,287)

Global Equity Allocation Fund
Class III:#
Shares sold	5,071,669	$126,629,455	896,100	$19,538,574
Shares issued to shareholders in reinvestment of distributions	260,163	6,433,824	5,519,865	118,776,536
Shares repurchased	(6,445,396)	(153,436,350)	(55,808,897)	(1,211,746,212)
Purchase premiums	—	35,352	—	22,447
Redemption fees	—	276,129	—	2,187,138

Net increase (decrease)	(1,113,564)	$(20,061,590)	(49,392,932)	$(1,071,221,517)

Consolidated Implementation Fund
Core Class:
Shares sold	44,553,305	$596,307,964	20,213,611	$252,945,091
Shares issued to shareholders in reinvestment of distributions	4,417,733	60,081,170	17,429,764	218,046,347
Shares repurchased	(77,742,054)	(1,049,224,900)	(335,030,566)	(4,227,002,950)
Purchase premiums	—	1,012,171	—	506,904
Redemption fees	—	1,915,980	—	8,454,006

Net increase (decrease)	(28,771,016)	$(389,907,615)	(297,387,191)	$(3,747,050,602)

International Developed Equity Allocation Fund
Class III:
Shares sold	241,431	$3,786,324	4,384,487	$61,744,274
Shares issued to shareholders in reinvestment of distributions	83,827	1,356,322	1,722,551	24,243,085
Shares repurchased	(2,773,162)	(44,675,273)	(37,498,662)	(546,186,257)
Purchase premiums	—	1,929	—	46,639
Redemption fees	—	34,638	—	434,149

Net increase (decrease)	(2,447,904)	$(39,496,060)	(31,391,624)	$(459,718,110)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017

	Shares	Amount	Shares	Amount
International Equity Allocation Fund
Class III:#
Shares sold	81,218	$2,353,613	1,015,102	$25,738,591
Shares issued to shareholders in reinvestment of distributions	132,043	3,989,008	1,345,263	34,818,517
Shares repurchased	(5,032,486)	(145,149,153)	(11,358,185)	(300,419,199)
Purchase premiums	—	5,678	—	68,619
Redemption fees	—	351,791	—	772,434

Net increase (decrease)	(4,819,225)	$(138,449,063)	(8,997,820)	$(239,021,038)

Consolidated SGM Major Markets Fund
Class III:
Shares sold	—	$—	920,661	$32,602,984
Shares issued to shareholders in reinvestment of distributions	1,507	49,818	16,710	552,675
Shares repurchased	(60,099)	(1,982,059)	(1,472,573)	(51,952,410)

Net increase (decrease)	(58,592)	$(1,932,241)	(535,202)	$(18,796,751)

Class IV:
Shares sold	242,057	$8,000,000	1,633,992	$57,413,784
Shares issued to shareholders in reinvestment of distributions	4,080	134,347	104,598	3,319,945
Shares repurchased	(1,530,121)	(50,187,950)	(54,601)	(1,776,715)

Net increase (decrease)	(1,283,984)	$(42,053,603)	1,683,989	$58,957,014

Class VI:
Shares sold	2,208,724	$72,652,250	11,918,840	$421,919,797
Shares issued to shareholders in reinvestment of distributions	350,051	11,537,694	3,113,453	99,975,150
Shares repurchased	(2,435,375)	(80,265,960)	(9,620,986)	(328,005,022)

Net increase (decrease)	123,400	$3,923,984	5,411,307	$193,889,925

Consolidated Special Opportunities Fund
Class VI:
Shares sold	1,496,695	$31,719,414	157,444	$3,101,282
Shares issued to shareholders in reinvestment of distributions	957,829	21,675,669	1,855,789	36,919,533
Shares repurchased	(7,536,857)	(164,450,578)	(14,372,910)	(287,704,307)
Purchase premiums	—	102,995	—	5,534
Redemption fees	—	766,022	—	1,428,513

Net increase (decrease)	(5,082,333)	$(110,186,478)	(12,359,677)	$(246,249,445)

Strategic Opportunities Allocation Fund
Class III:
Shares sold	831,215	$17,129,720	893,443	$16,967,331
Shares issued to shareholders in reinvestment of distributions	207,825	4,360,168	2,841,743	53,702,273
Shares repurchased	(13,937,752)	(291,292,698)	(14,553,101)	(276,781,131)
Purchase premiums	—	—	—	7,878
Redemption fees	—	526,453	—	483,578

Net increase (decrease)	(12,898,712)	$(269,276,357)	(10,817,915)	$(205,620,071)

#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2017 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$10,595,373	$76,780,480	$$76,900,000	$$60,502	$—	$(4,448)	$—	$10,471,405

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$621,136,921	$10,009,044	$309,400,522	$10,009,044	$—	$2,042,950	$16,962,140	$340,750,533
GMO Implementation Fund	10,761,426,169	641,498,072	1,047,308,919	57,498,405	—	64,800,003	577,073,892	10,997,489,217
GMO Opportunistic Income Fund, Class VI	682,798,759	18,240,118	174,196,782	2,864,543	—	8,846,079	5,908,873	541,597,047
GMO SGM Major Markets Fund, Class VI	1,030,173,520	30,104,315	58,490,554	—	8,279,258	3,522,309	5,670,072	1,010,979,662
GMO Special Opportunities Fund, Class VI	674,447,572	46,727,730	121,839,555	467,665	14,437,655	15,227,866	71,468,268	686,031,881

Totals	$13,769,982,941	$746,579,279	$1,711,236,332	$70,839,657	$22,716,913	$94,439,207	$677,083,245	$13,576,848,340

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$254,330,557	$3,854,061	$131,486,483	$3,854,061	$—	$(1,580,502)	$9,027,674	$134,145,307
GMO Emerging Markets Fund, Class VI	544,118,916	2,301,164	94,097,000	2,301,164	—	6,309,835	65,078,461	523,711,376
GMO Opportunistic Income Fund, Class VI	265,783,934	1,097,016	58,981,954	1,097,016	—	7,165,883	(1,374,966)	213,689,913
GMO SGM Major Markets Fund, Class VI	190,362,136	1,485,192	8,750,000	—	1,485,192	716,772	1,000,234	184,814,334
GMO Special Opportunities Fund, Class VI	284,598,267	5,950,539	41,845,000	186,702	5,763,837	1,852,272	32,103,450	282,659,528
GMO U.S. Treasury Fund	36,502,880	147,120,412	183,637,659	132,598	—	3,810	10,557	0

Totals	$1,575,696,690	$161,808,384	$518,798,096	$7,571,541	$7,249,029	$14,468,070	$105,845,410	$1,339,020,458

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$73,411,864	$2,412,200	$6,856,144	$267,060	$—	$(774,187)	$4,154,869	$72,348,602
GMO Asset Allocation Bond Fund, Class VI	436,734,200	11,308,822	65,898,952	—	—	(9,288,265)	13,753,758	386,609,563
GMO Core Plus Bond Fund, Class IV	122,418,980	127,154,457	12,923,080	240,941	—	270,783	4,570,032	241,491,172
GMO Emerging Country Debt Fund, Class IV	98,805,388	1,763,554	49,097,488	1,704,244	—	1,408,483	1,775,369	54,655,306
GMO Emerging Markets Fund, Class VI	363,494,869	102,168,393	51,179,403	1,566,930	—	1,138,301	50,566,633	466,188,793
GMO International Equity Fund, Class IV	507,593,996	17,533,523	71,637,096	2,809,279	—	(11,287,949)	70,248,064	512,450,538
GMO Opportunistic Income Fund, Class VI	97,727,559	653,707	51,965,198	365,408	—	2,589,432	(861,705)	48,143,795
GMO Quality Fund, Class VI	202,013,212	7,689,648	51,536,894	562,649	1,526,275	5,959,102	12,120,480	176,245,548
GMO Risk Premium Fund, Class VI	64,139,050	4,642,926	8,466,424	0	4,642,926	689,565	(1,732,779)	59,272,338
GMO SGM Major Markets Fund, Class VI	73,002,358	2,673,616	4,595,235	0	559,665	400,959	270,731	71,752,429

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO U.S. Equity Allocation Fund, Class VI	201,264,975	15,885,843	36,578,242	518,478	8,506,832	(1,813,055)	(1,894,413)	176,865,108
GMO U.S. Treasury Fund	183,086,818	66,437,532	87,235,139	852,339	—	(69,137)	995	162,221,069

	$2,423,693,269	$360,324,221	$497,969,295	$8,887,328	$15,235,698	$(10,775,968)	$152,972,034	$2,428,244,261

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$98,541,837	$310,736	$47,763,871	$310,736	$—	$845,974	$9,989,485	$61,924,161
GMO International Equity Fund, Class IV	456,476,089	4,232,747	220,788,822	1,861,785	—	(40,338,180)	88,722,141	288,303,975
GMO Quality Fund, Class VI	219,104,022	1,670,091	102,202,226	449,837	1,220,254	11,365,651	6,295,059	136,232,597
GMO U.S. Equity Allocation Fund, Class VI	217,844,350	7,161,345	85,385,363	411,398	6,749,947	(4,873,418)	937,915	135,684,829

Totals	$991,966,298	$13,374,919	$456,140,282	$3,033,756	$7,970,201	$(32,999,973)	$105,944,600	$622,145,562

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$504,513,964	$90,483,163	$34,794,148	$2,300,666	$—	$555,447	$70,927,969	631,686,395
GMO International Equity Fund, Class IV	885,286,898	41,127,706	89,553,913	5,132,625	—	(19,589,279)	124,061,521	941,332,933
GMO Quality Fund, Class VI	399,709,400	28,438,780	42,811,673	1,181,973	3,206,292	4,737,014	32,764,907	422,838,428
GMO U.S. Equity Allocation Fund, Class VI	416,646,309	55,950,070	44,516,966	1,117,235	18,330,813	(2,114,726)	(6,182,874)	419,781,813

	$2,206,156,571	$215,999,719	$211,676,700	$9,732,499	$21,537,105	$(16,411,544)	$221,571,523	$2,415,639,569

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$59,768,161	1,048,890	5,754,946	277,705	$—	$30,571	$8,389,488	$63,482,164
GMO International Equity Fund, Class IV	541,876,427	3,956,045	36,900,517	3,227,427	—	(4,248,035)	70,121,702	574,805,622

Totals	$601,644,588	$5,004,935	$42,655,463	$3,505,132	$—	$(4,217,464)	$78,511,190	$638,287,786

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$356,432,437	$23,849,512	$48,715,628	$1,515,315	$—	$(2,710,449)	$50,117,467	$378,973,339
GMO International Equity Fund, Class IV	729,124,865	6,299,844	118,487,110	3,974,469	—	(3,593,135)	86,044,676	699,389,140

Totals	$1,085,557,302	$30,149,356	$167,202,738	$5,489,784	$—	$(6,303,584)	$136,162,143	$1,078,362,479

Consolidated SGM Major Markets Fund
GMO U.S. Treasury Fund	$834,716,360	$59,560,562	$138,000,000	$3,560,389	$—	$(47,815)	$(294,249)	$755,934,858

Consolidated Special Opportunities Fund
Jagercor Energy Corp	$90,348	$—	$—	$—		$—	$29,772	$120,120

Totals	$90,348	$—	$—	$—		$—	$29,772	$120,120

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2017 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$56,400,656	$100,932,549	$13,962,204	$175,499	$—	$415,590	$2,652,579	$146,439,170
GMO Emerging Country Debt Fund, Class IV	84,932,626	1,477,542	30,265,629	1,477,542	—	(400,363)	3,314,616	59,058,792
GMO Emerging Markets Fund, Class VI	390,569,250	57,446,142	66,531,711	1,772,250	—	3,488,923	51,567,299	436,539,903
GMO International Equity Fund, Class IV	573,398,898	3,255,869	122,943,575	3,255,867	—	(2,273,638)	68,913,210	520,350,764
GMO Opportunistic Income Fund, Class VI	83,844,202	444,588	19,945,152	444,589	—	2,282,825	(139,043)	66,487,420
GMO Quality Fund, Class VI	207,645,291	2,206,226	37,094,511	594,244	1,611,983	4,450,569	14,442,917	191,650,492
GMO U.S. Equity Allocation Fund, Class VI	204,598,363	9,389,229	18,911,093	539,384	8,849,845	(1,278,753)	(2,726,456)	191,071,290
GMO U.S. Treasury Fund	303,051,065	17,465,122	177,367,904	1,052,007	—	(153,899)	20,813	143,015,197

	$1,904,440,351	$192,617,267	$487,021,779	$9,311,382	$10,461,828	$6,531,254	$138,045,935	$1,754,613,028

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2017 through August 31, 2017. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2018.

11.	Subsequent events

Subsequent to August 31, 2017, GMO Global Developed Equity Allocation Fund received redemption requests in the amount of $154,852,481.

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2017 (Unaudited)

GMO Alpha Only Fund

Approval of renewal of management agreement for GMO Alpha Only Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear indirectly as a result of its investment in those other GMO funds, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing and supplemental support fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio (the profitability of the Fund and GMO Implementation Fund is determined on an aggregate basis for this purpose). The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to the Fund’s management agreement, shareholder servicing and supplemental support agreement, and other contractual expense reimbursement arrangements with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered the management fees indirectly paid by the Fund as a result of its investing in other GMO funds as compared to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

the Manager by the other GMO funds in which the Fund invests. The Trustees also considered the management fees indirectly paid by the Fund as a result of its investing in other GMO funds as compared to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio (the profitability of the Fund and GMO Benchmark-Free Allocation Fund is determined on an aggregate basis for this purpose). The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered the management fees indirectly paid by the Fund as a result of its investing in other GMO funds as compared to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO SGM Major Markets Fund

Approval of renewal of management agreement for GMO SGM Major Markets Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Special Opportunities Fund

Approval of renewal of management agreement for GMO Special Opportunities Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing the investment strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fee payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged by the Manager to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the fees charged to the Fund under the Fund’s management agreement were reasonable.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 7, 2017, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2017. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met privately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 18, 2017, the Trustees discussed in great detail with representatives of the Manager the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 7, 2017. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how a fund pursuing the investment

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2017 (Unaudited)

strategies adopted by the Manager was expected to perform in light of market conditions in recent years. The Trustees also considered changes in senior leadership and other key personnel recently implemented by the Manager. The Trustees noted that the Fund is not currently offered as a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of net asset value per share) as compared to the expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account the Manager’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the fees payable by those funds to the Manager under those agreements were reasonable.

The Trustees also noted the non-portfolio management-related services provided by the Manager to the Fund under the Fund’s management agreement, including but not limited to valuation, legal and compliance, board governance, accounting and operational services.

The Trustees also reviewed information prepared by the Manager regarding profits realized by the Manager from managing the Fund, the Trust overall and the investment division managing the Fund’s investment portfolio. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the Manager’s other departments, such as legal and compliance) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2017 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2017.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2017 through August 31, 2017.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Alpha Only Fund
Class III	$1,000.00	$1,051.70	$3.46	$1,000.00	$1,021.83	$3.41	0.67%
Class IV	$1,000.00	$1,052.10	$3.21	$1,000.00	$1,022.08	$3.16	0.62%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,061.70	$4.42	$1,000.00	$1,020.92	$4.33	0.85%
Class IV	$1,000.00	$1,062.00	$4.16	$1,000.00	$1,021.17	$4.08	0.80%
Class MF	$1,000.00	$1,061.90	$4.16	$1,000.00	$1,021.17	$4.08	0.80%
Benchmark-Free Fund
Class III	$1,000.00	$1,084.00	$1.47	$1,000.00	$1,023.79	$1.43	0.28%
Global Asset Allocation Fund
Class III	$1,000.00	$1,072.20	$2.51	$1,000.00	$1,022.79	$2.45	0.48%
Global Developed Equity Allocation Fund
Class III	$1,000.00	$1,104.30	$2.76	$1,000.00	$1,022.58	$2.65	0.52%
Global Equity Allocation Fund
Class III	$1,000.00	$1,111.00	$2.98	$1,000.00	$1,022.38	$2.85	0.57%
Implementation Fund
Core	$1,000.00	$1,066.00	$0.31	$1,000.00	$1,024.90	$0.31	0.06%
International Developed Equity Allocation Fund
Class III	$1,000.00	$1,131.90	$3.28	$1,000.00	$1,022.13	$3.11	0.62%
International Equity Allocation Fund
Class III	$1,000.00	$1,135.60	$3.55	$1,000.00	$1,021.88	$3.36	0.66%

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2017 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
SGM Major Markets Fund
Class III	$1,000.00	$1,016.70	$5.08	$1,000.00	$1,020.16	$5.09	1.00%
Class IV	$1,000.00	$1,016.80	$4.83	$1,000.00	$1,020.42	$4.84	0.95%
Class VI	$1,000.00	$1,017.10	$4.63	$1,000.00	$1,020.62	$4.63	0.91%
Special Opportunities Fund
Class VI	$1,000.00	$1,158.30	$6.69	$1,000.00	$1,019.00	$6.26	1.23%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,086.50	$2.42	$1,000.00	$1,022.89	$2.35	0.46%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2017, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: November 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: November 2, 2017

By (Signature and Title):	/s/ Carly Cushman
Carly Cushman, Principal Financial Officer

Date: November 2, 2017